UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report
Franklin Templeton
Variable Insurance
Products Trust
December 31, 2022

Not FDIC Insured May Lose Value No Bank Guarantee
MASTER CLASS - 1
Franklin Templeton Variable Insurance
Products Trust Annual Report
Table of Contents
Important Notes to Performance Information
...........
i
Fund Summaries
Franklin Allocation VIP Fund
...................
FA-1
*Prospectus Supplements
....................
FA-7
Franklin Global Real Estate VIP Fund
.............
FGR-1
*Prospectus Supplements
....................
FGR-7
Franklin Growth and Income VIP Fund
............
FGI-1
*Prospectus Supplement
....................
FGI-7
Franklin Income VIP Fund
.....................
FI-1
*Prospectus Supplement
....................
FI-8
Franklin Large Cap Growth VIP Fund
.............
FLG-1
*Prospectus Supplement
....................
FLG-7
Franklin Mutual Global Discovery VIP Fund
.........
MGD-1
Franklin Mutual Shares VIP Fund
................
MS-1
*Prospectus Supplement
....................
MS-8
Franklin Rising Dividends VIP Fund
..............
FRD-1
*Prospectus Supplements
....................
FRD-7
Franklin Small Cap Value VIP Fund
..............
FSV-1
Franklin Small-Mid Cap Growth VIP Fund
..........
FSC-1
*Prospectus Supplement
....................
FSC-7
Franklin Strategic Income VIP Fund
..............
FSI-1
*Prospectus Supplement
....................
FSI-7
Franklin U.S. Government Securities VIP Fund
.......
FUS-1
*Prospectus Supplement
....................
FUS-7
Franklin VolSmart Allocation VIP Fund
............
FVA-1
*Prospectus Supplement
....................
FVA-8
Templeton Developing Markets VIP Fund
..........
TD-1
*Prospectus Supplement
....................
TD-8
Templeton Foreign VIP Fund
...................
TF-1
*Prospectus Supplement
....................
TF-8
Templeton Global Bond VIP Fund
................
TGB-1
*Prospectus Supplement
....................
TGB-7
Templeton Growth VIP Fund
...................
TG-1
*Prospectus Supplement
....................
TG-8
Index Descriptions
..............................
I-1
Board Members and Officers
.......................
BOD-1
Shareholder Information
..........................
SI-1
*Not part of the a nnual report. Retain for your records
.

i
Annual Report
Important Notes to Performance
Information
Performance data is historical and cannot predict or
guarantee future results. Principal value and investment
return will fluctuate with market conditions, and you may
have a gain or loss when you withdraw your money.
Inception dates of the funds may have preceded the effective dates of the subaccounts, contracts or their availability in all states.
When reviewing the index comparisons, please keep in
mind that indexes have a number of inherent performance
differentials over the funds. First, unlike the funds, which must hold a minimum amount of cash to maintain liquidity,
indexes do not have a cash component. Second, the funds
are actively managed and, thus, are subject to management
fees to cover salaries of securities analysts or portfolio
managers in addition to other expenses. Indexes are
unmanaged and do not include any commissions or other
expenses typically associated with investing in securities.
Third, indexes often contain a different mix of securities
than the fund to which they are compared. Additionally,
please remember that indexes are simply a measure of
performance and cannot be invested in directly.

Annual Report
Franklin Allocation VIP Fund
This annual report for Franklin Allocation VIP Fund covers the fiscal year ended December 31, 2022 .
Class 1 Performance Summary as of December 31, 2022
Average annual total return of Class 1 shares* represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
*On May 1, 2019, the Fund’s investment strategies changed. Performance prior to May 1, 2019, is attributable to the Fund’s performance before the strategy change. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/23 without Board consent.
Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
–
1
1-Year -15.68%
5-Year +2.86%
10-Year +5.83%

Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/12 – 12/31/22 )
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance* is compared to the performance of the
Standard & Poor’s
®
500 Index (S&P 500
®
), the Bloomberg U.S. Aggregate Bond Index, the MSCI World ex USA Index-NR and
the Linked Allocation VIP Fund Benchmark. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio. Please see Important Notes to Performance Information preceding the Fund Summaries.
**Source: FactSet. Please see Index Descriptions following the Fund Summaries.
***Source: FactSet. The Linked Allocation VIP Fund benchmark was calculated internally and was composed of 40% S&P 500, 40% Bloomberg U.S. Aggregate Bond Index
and 20% MSCI World ex USA Index-NR. Please see Index Descriptions following the Fund Summaries.

Annual Report
Franklin Allocation VIP Fund
Fund Goal and Main Investments
The Fund seeks capital appreciation, with income as a
secondary goal. Under normal market conditions, the Fund
allocates approximately 60% of its assets to the equity asset class and 40% of its assets to the fixed income asset class
by allocating the Fund’s assets among various investment
strategies or sleeves.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The market
values of securities or other investments owned by the Fund
will go up or down, sometimes rapidly or unpredictably.
The market value of a security or other investment may be
reduced by market activity or other results of supply and
demand unrelated to the issuer. Stock prices tend to go up
and down more dramatically than those of debt securities.
Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Investing in foreign securities typically involves more risks than investing in U.S. securities due to political and economic developments, trading
practices, availability of information, and other factors.
Currency management strategies may substantially change
the Fund’s exposure to currency exchange rates and could
result in losses to the Fund if currencies do not perform
as the investment manager expects. Securities issued by
smaller and midsize companies may be more volatile in
price than those of larger companies, involve substantial
risks and should be considered speculative. The manager’s
portfolio selection strategy is not solely based on ESG
considerations, and therefore the issuers in which the Fund
invests may not be considered ESG-focused companies.
Integrating ESG considerations into the investment process
is not a guarantee that better performance will be achieved.
The Fund is actively managed but there is no guarantee that
the manager’s investment decisions will produce the desired
results. The Fund’s prospectus also includes a description of the main investment risks.
Russia's military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia's military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. In comparison, the Fund’s
benchmark, the Standard & Poor’s 500
®
Index (S&P 500
®
),
posted a -18.11% total return.
1
The Fund’s other benchmarks
performed as follows: the Bloomberg U.S. Aggregate Bond
Index posted a -13.01% total return, the MSCI World ex
USA Index-NR posted a -14.29% total return, and the Linked
Allocation VIP Fund Benchmark posted a 15.01% total
return.
1,2
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR, posted
a -18.36% total return for the 12 months ended December
31, 2022.
1
The combination of resilient consumer demand
and persistent supply-chain disruptions contributed to
higher inflation in many countries. This inflationary pressure
Portfolio Composition
12/31/22
% of Total Net
Assets
Common Stocks 57.1%
U.S. Government and Agency Securities 18.2%
Corporate Bonds 10.5%
Mortgage-Backed Securities 4.6%
Management Investment Companies 2.1%
Foreign Government and Agency Securities 1.7%
Other 2.0%
Short-Term Investments & Other Net Assets 3.8%
1. Source: Morningstar.
2. Source: FactSet. The Linked Allocation VIP Fund benchmark was calculated internally and was composed of 40% S&P 500, 40% Bloomberg U.S. Aggregate Bond Index
and 20% MSCI World ex USA Index-NR.
One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Allocation VIP Fund

Annual Report
led many of the world’s central banks to adopt less
accommodative monetary policy in 2022, which hindered
stocks and the outlook for economic growth. Russia’s
invasion of Ukraine and the subsequent escalation of the
war also increased investor uncertainty, as international
sanctions on Russia disrupted global trade and commodity
markets. Meanwhile, shifting public health policy in China
added volatility to the global economy, as lockdowns early
in the period to quell the spread of the Omicron variant
of COVID-19 slowed economic activity, while widespread
protests late in the period led the government to relax its
strict “zero-COVID” policy.
In the U.S., gross domestic product (GDP) expanded in the
second half of the calendar year, recovering from a slight
contraction in the first half of the year when high inflation, supply constraints and record trade deficits weighed on
economic output. Rising prices precipitated a notable decline in consumer confidence despite high spending levels, robust
job growth and low unemployment. In an effort to control
inflation, the U.S. Federal Reserve (Fed) raised the federal funds target rate in March 2022 for the first time since 2018.
The Fed raised the federal funds rate again at its subsequent six meetings to end the period at a range of 4.25%–4.50%.
Furthermore, the Fed said it would continue to reduce
its bond holdings and anticipated additional interest-rate
increases at future meetings to curtail inflation.
Economic growth in the eurozone decelerated to a slightly
positive growth rate during the year. The lifting of COVID-
related restrictions in some European countries and the
summer tourism season strengthened economies. However,
the war in Ukraine disrupted supply chains, weakened the
economic outlook and contributed to record high inflation
across the eurozone, as energy prices soared. Electricity
prices hit record highs in Germany and France as coal
futures and natural gas prices climbed. Consequently, the
European Central Bank raised interest rates in July 2022 for the first time in 11 years to curtail growing inflation and raised rates in three subsequent meetings. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -15.06% total return for
the 12 months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -18.61% total return for the 12-month period.
1
Growth in
Japan remained slow, alternating between positive quarterly
GDP growth and contraction. China’s economy contracted
sharply in 2022 as COVID-related restrictions in many major
cities, including Shanghai, weakened consumer demand.
Investor concerns about the solvency of several large
property developers in China further pressured stocks in that country.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -20.09% total return
for the 12 months under review.
1
Central bank tightening,
the threat of recession, and weakening demand for
semiconductors in technology-heavy countries contributed
to the downturn. Following Russia’s invasion of Ukraine,
climbing food and energy prices kindled inflationary
pressures and raised concerns over the possibility of
government debt defaults in some countries. However,
some emerging economies, particularly in Latin America, as
well as South Africa and Saudi Arabia, benefited from rising commodity prices.
Investment Strategy
The Fund seeks to achieve its investment goals by allocating its assets among the broad asset classes of equity and
fixed income investments through a variety of investment
strategies or sleeves managed by the investment manager
or its affiliates, which include ClearBridge Large Cap
Growth Strategy, ClearBridge Large Cap Value Strategy,
Franklin Emerging Markets Core Equity Strategy, Franklin
International Core Equity Strategy, Franklin International
Growth Strategy, Franklin U.S. Core Equity Strategy,
Franklin U.S. Smart Beta Equity Strategy, Templeton Foreign
Strategy, Brandywine Global Opportunities Bond Strategy,
Franklin Investment Grade Corporate Strategy, Franklin
U.S. Core Bond Strategy, Franklin U.S. Treasury Securities
Strategy and Western Asset Core Bond Strategy. The Fund
is structured as a multi-manager fund (meaning the Fund’s
assets are managed by multiple subadvisors), with the
investment manager having overall responsibility for the
Fund’s investments. The investment manager allocates
assets among various asset classes and strategy sleeves
to seek to diversify the Fund’s portfolio, to add incremental return and to reduce the Fund’s risk of being significantly
impacted by changes in a specific asset class or by changing market conditions. The investment manager may, at times,
Geographic Composition
12/31/22
% of Total
Net Assets
North America 74.0%
Europe 13.9%
Asia 5.4%
Latin America & Caribbean 1.3%
Australia & New Zealand 1.0%
Other 0.6%
Short-Term Investments & Other Net Assets 3.8%

Franklin Allocation VIP Fund

Annual Report
implement a risk overlay strategy, which seeks to neutralize certain market risks that may exist in the Fund, primarily
through the use of equity and interest rate/bond futures.
Allocations to the individually managed sleeves typically
will not exceed 20%, but will vary with market conditions;
however, under normal market conditions, no sleeve
constitutes a majority of the Fund’s assets.
Manager’s Discussion
The Fund’s performance can be attributed largely to
its allocation among the underlying sleeves and their
investments in domestic and foreign equity securities, fixed income securities, equity index and U.S. Treasury futures,
and short-term investments and other net assets.
During the 12 months under review, on the equity side, the
Franklin International Growth Strategy and the Franklin
International Core Equity Strategy underperformed the
Fund’s foreign equity benchmark, the MSCI World ex USA
Index-NR, while the Templeton Foreign Strategy performed
better than the index. The Franklin Growth Strategy
underperformed the Fund’s domestic equity benchmark,
the S&P 500, while the Franklin U.S. Core Equity Strategy
performed better than the index. During the period, the
Fund’s management team exited the Franklin Rising
Dividends and Franklin U.S. Smart Beta strategies, and
initiated positions in the ClearBridge Large Cap Growth and
ClearBridge Large Cap Value strategies. All four strategies
performed better than the domestic equity benchmark.
On the fixed income side, the Franklin Investment
Grade Corporate Strategy and the Franklin U.S. Core
Bond Strategy underperformed the Fund’s fixed income
benchmark, the Bloomberg U.S. Aggregate Bond Index.
The Western Asset Core Bond Strategy and the Brandywine
Global Opportunity Bond Strategy, both new positions during
the period, also underperformed the fixed income benchmark
during their time in the Fund. The Templeton Global Bond
VIP Fund – Class 1, which the Fund’s management team
exited during the period, and the Franklin U.S. Treasury
Securities Strategy performed better than the index. The
Fund’s risk overlay strategy, which utilized U.S. Treasury
and equity index futures to seek to neutralize certain
market risks that we believed existed in the Fund during the period, performed better than both the Fund’s fixed income
benchmark and the Fund’s equity benchmarks.
Thank you for your participation in Franklin Allocation VIP
Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/22
Company
Industry , Country
% of Total
Net Assets
a a
U.S. Treasury Notes 13.3%
Diversified Financial Services, United States
U.S. Treasury Bonds 4.9%
Diversified Financial Services, United States
Schwab U.S. TIPS ETF 2.1%
Capital Markets, United States
FNMA, 30 Year 1.7%
Thrifts & Mortgage Finance, United States
Microsoft Corp. 1.7%
Software, United States
Apple, Inc. 1.4%
Technology Hardware, Storage & Peripherals,
United States
FHLMC Pool, 30 Year 1.2%
Diversified Financial Services, United States
Alphabet, Inc. 1.0%
Interactive Media & Services, United States
Bank of America Corp. 0.9%
Banks, United States
Amazon.com, Inc. 0.9%
Internet & Direct Marketing Retail, United States

Class 1 Fund Expenses
Franklin Allocation VIP Fund

Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,011.30 $2.88 $1,022.34 $2.89 0.57%

Annual Report
Please keep this supplement with your prospectus for future reference.
GOF VIP P1 P2 P4 P5 12/22
SUPPLEMENT DATED DECEMBER 23, 2022
TO THE CURRENTLY EFFECTIVE PROSPECTUSES
OF EACH FUND LISTED BELOW
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
I. For Franklin Allocation VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Income VIP Fund, Franklin Strategic Income
VIP Fund and Franklin VolSmart Allocation VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered ESG-
focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-
term performance, there is no guarantee that such results will be achieved.
II. For Franklin Dynatech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin
Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Templeton Developing Markets VIP Fund, Templeton
Global Bond VIP Fund, Templeton Foreign VIP Fund and Templeton Growth VIP Fund, the “ESG Considerations” risk in the
“Fund Details – Principal Risks” section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering

Annual Report
Please keep this supplement with your prospectus for future reference.
investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered
ESG-focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. In certain circumstances, there may be times when not every investment is assessed for ESG factors and, when they are, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.
III. For Franklin U.S. Government Securities VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
Social and Governance Considerations
Social and/or governance considerations are not the only factors considered by the investment manager and may not be a determinative factor in the investment manager’s selection of securities for the Fund. In addition, the investment manager may not be able to give such considerations meaningful weight if the availability of appropriate securities for the
Fund’s portfolio is limited. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of certain investments may differ from that of investors, third party service providers, such as ratings providers, or other funds. While the investment manager views social and governance considerations as having the potential to contribute to the Fund’s performance, there is no guarantee that such results will be achieved.

Annual Report
Please keep this supplement with your prospectus for future reference.
FFA P1 P2 P4 09/22
SUPPLEMENT DATED SEPTEMBER 30, 2022
TO THE PROSPECTUSES
DATED MAY 1, 2022
FRANKLIN ALLOCATION VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
Effective October 1, 2022, the prospectus is amended as follows:
I. The portfolio management team under the “Fund Summaries – Franklin Allocation VIP Fund” section on page
FFA-S7 of the prospectus is replaced with the following:
Thomas A. Nelson, CFA
Portfolio Manager of Advisers and portfolio manager of the Fund since 2019.
Wylie Tollette , CFA
Executive Vice President of Advisers and portfolio manager of the Fund since 2019.
Jaqueline Kenney, CFA
Portfolio Manager of Advisers and portfolio manager of the Fund since October 2022.
II. The portfolio management section under the “Fund Details – Franklin Allocation VIP Fund – Management”
section on page FFA-D12 of the prospectus is replaced with the following:
Thomas A. Nelson, CFA Portfolio Manager of Advisers
Mr. Nelson has been a co-lead portfolio manager of the Fund since 2019. He joined Franklin Templeton in 2007.
Wylie Tollette , CFA Executive Vice President of Advisers
Mr. Tollette has been a co-lead portfolio manager of the Fund since 2019. He first joined Franklin Templeton in 1994, left the company in 2014 and rejoined in 2018.
Jaqueline Kenney, CFA Portfolio Manager of Advisers
Ms. Kenney has been a portfolio manager of the Fund since October 2022, providing support to the lead portfolio managers as needed. She joined Franklin Templeton in 2010.
As co-lead portfolio managers of the Fund, Messrs. Nelson and Tollette are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, the implementation of the Fund's asset allocation strategy, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time. Ms. Kenney provides the Fund with research and advice on the purchases and sales of individual securities, and portfolio risk assessment.
CFA
®
and Chartered Financial Analyst
®
are trademarks owned by CFA Institute.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.02 $5.49 $6.86 $6.37 $7.44
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.06 0.10 0.11
c
0.23
c
Net realized and unrealized gains (losses) ........... (1.03) 0.58 0.45 1.11 (0.89)
Total from investment operations .................... (0.95) 0.64 0.55 1.22 (0.66)
Less distributions from:
Net investment income .......................... (0.10) (0.11) (0.12) (0.27) (0.24)
Net realized gains ............................. (0.51) — (1.80) (0.46) (0.17)
Total distributions ............................... (0.61) (0.11) (1.92) (0.73) (0.41)
Net asset value, end of year ....................... $4.46 $6.02 $5.49 $6.86 $6.37
Total return
d
................................... (15.68)% 11.81% 12.19% 20.04% (9.34)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.60% 0.60% 0.44% 0.12%
Expenses net of waiver and payments by affiliates ....... 0.57%
e
0.56%
e
0.55%
e
0.39% 0.10%
Net investment income ........................... 1.55% 1.04% 1.79% 1.55% 3.13%
Supplemental data
Net assets, end of year (000’s) ..................... $648 $841 $811 $842 $984
Portfolio turnover rate ............................ 107.31% 54.07% 99.02% 170.79% 2.23%
Portfolio turnover rate excluding mortgage dollar rolls .... 107.31% 54.07% 91.62%
f
158.11%
f
2.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
See Note 1(e) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.96 $5.43 $6.81 $6.32 $7.39
Income from investment operations
a
:
Net investment income
b
......................... 0.06 0.05 0.09 0.09
c
0.21
c
Net realized and unrealized gains (losses) ........... (1.02) 0.58 0.43 1.11 (0.89)
Total from investment operations .................... (0.96) 0.63 0.52 1.20 (0.68)
Less distributions from:
Net investment income .......................... (0.08) (0.10) (0.10) (0.25) (0.22)
Net realized gains ............................. (0.51) — (1.80) (0.46) (0.17)
Total distributions ............................... (0.59) (0.10) (1.90) (0.71) (0.39)
Net asset value, end of year ....................... $4.41 $5.96 $5.43 $6.81 $6.32
Total return
d
................................... (16.00)% 11.68% 11.74% 19.86% (9.65)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.83% 0.85% 0.85% 0.69% 0.37%
Expenses net of waiver and payments by affiliates ....... 0.82%
e
0.81%
e
0.80%
e
0.64% 0.35%
Net investment income ........................... 1.29% 0.80% 1.54% 1.30% 2.88%
Supplemental data
Net assets, end of year (000’s) ..................... $223,917 $302,084 $398,620 $403,040 $390,300
Portfolio turnover rate ............................ 107.31% 54.07% 99.02% 170.79% 2.23%
Portfolio turnover rate excluding mortgage dollar rolls .... 107.31% 54.07% 91.62%
f
158.11%
f
2.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
See Note 1(e) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.17 $5.62 $6.97 $6.46 $7.53
Income from investment operations
a
:
Net investment income
b
......................... 0.06 0.04 0.08 0.08
c
0.20
c
Net realized and unrealized gains (losses) ........... (1.06) 0.60 0.46 1.13 (0.89)
Total from investment operations .................... (1.00) 0.64 0.54 1.21 (0.69)
Less distributions from:
Net investment income .......................... (0.08) (0.09) (0.09) (0.24) (0.21)
Net realized gains ............................. (0.51) — (1.80) (0.46) (0.17)
Total distributions ............................... (0.59) (0.09) (1.89) (0.70) (0.38)
Net asset value, end of year ....................... $4.58 $6.17 $5.62 $6.97 $6.46
Total return
d
................................... (16.19)% 11.54% 11.75% 19.56% (9.58)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.93% 0.95% 0.95% 0.79% 0.47%
Expenses net of waiver and payments by affiliates ....... 0.92%
e
0.91%
e
0.90%
e
0.74% 0.45%
Net investment income ........................... 1.20% 0.70% 1.44% 1.20% 2.78%
Supplemental data
Net assets, end of year (000’s) ..................... $328,741 $418,751 $409,388 $406,693 $393,385
Portfolio turnover rate ............................ 107.31% 54.07% 99.02% 170.79% 2.23%
Portfolio turnover rate excluding mortgage dollar rolls .... 107.31% 54.07% 91.62%
f
158.11%
f
2.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
See Note 1(e) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2022
Franklin Allocation VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 57.1%
Aerospace & Defense 2.2%
BAE Systems plc ..................................... United Kingdom 85,879 $ 886,956
BWX Technologies, Inc. ................................ United States 3,401 197,530
Dassault Aviation SA ................................... France 4,122 699,030
General Dynamics Corp. ................................ United States 1,307 324,280
Lockheed Martin Corp. ................................. United States 3,678 1,789,310
MTU Aero Engines AG ................................. Germany 6,000 1,290,752
Northrop Grumman Corp. ............................... United States 4,821 2,630,386
Raytheon Technologies Corp. ............................ United States 37,258 3,760,077
a
Rolls-Royce Holdings plc ............................... United Kingdom 458,759 512,401
12,090,722
Air Freight & Logistics 0.7%
DSV A/S ............................................ Denmark 6,639 1,049,812
Expeditors International of Washington, Inc. ................. United States 2,764 287,235
Nippon Express Holdings, Inc. ............................ Japan 2,300 131,307
United Parcel Service, Inc., B ............................ United States 14,949 2,598,734
4,067,088
Airlines 0.0%
†
a
Delta Air Lines, Inc. .................................... United States 2,200 72,292
Auto Components 0.5%
a
Aptiv plc ............................................ United States 5,080 473,101
BorgWarner, Inc. ...................................... United States 5,096 205,114
Bridgestone Corp. ..................................... Japan 2,500 88,487
Continental AG ....................................... Germany 11,429 681,303
a
Faurecia SE ......................................... France 42,052 636,443
Valeo .............................................. France 29,000 518,143
2,602,591
Automobiles 0.7%
Bayerische Motoren Werke AG ........................... Germany 15,957 1,412,688
Honda Motor Co. Ltd. .................................. Japan 26,100 595,111
a
Rivian Automotive, Inc., A ............................... United States 2,200 40,546
Stellantis NV ......................................... United States 63,088 896,461
a
Tesla, Inc. ........................................... United States 7,924 976,078
Thor Industries, Inc. ................................... United States 1,565 118,142
Toyota Motor Corp. .................................... Japan 3,000 40,914
4,079,940
Banks 3.3%
Banco Bilbao Vizcaya Argentaria SA ....................... Spain 13,312 80,178
Bank of America Corp. ................................. United States 94,861 3,141,796
Bank OZK ........................................... United States 3,533 141,532
Citigroup, Inc. ........................................ United States 17,306 782,750
Comerica, Inc. ....................................... United States 1,354 90,515
Commonwealth Bank of Australia ......................... Australia 3,194 221,822
DBS Group Holdings Ltd. ............................... Singapore 29,900 756,817
FinecoBank Banca Fineco SpA ........................... Italy 72,000 1,195,585
First Horizon Corp. .................................... United States 16,236 397,782
FNB Corp. .......................................... United States 11,001 143,563
HSBC Holdings plc .................................... United Kingdom 69,112 428,306
ING Groep NV ....................................... Netherlands 85,051 1,035,972
JPMorgan Chase & Co. ................................. United States 18,967 2,543,475
Kasikornbank PCL .................................... Thailand 120,192 511,040
KB Financial Group, Inc. ................................ South Korea 19,208 739,004
Lloyds Banking Group plc ............................... United Kingdom 1,319,313 719,937
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 16,400 110,062

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
NatWest Group plc .................................... United Kingdom 160,206 $ 510,913
Prosperity Bancshares, Inc. .............................. United States 1,089 79,149
Shinhan Financial Group Co. Ltd. ......................... South Korea 23,451 655,609
Standard Chartered plc ................................. United Kingdom 197,773 1,475,033
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 20,700 832,526
Sumitomo Mitsui Financial Group, Inc., ADR ................. Japan 99,600 798,792
US Bancorp ......................................... United States 13,848 603,911
17,996,069
Beverages 1.0%
Brown-Forman Corp., B ................................ United States 4,091 268,697
b
Budweiser Brewing Co. APAC Ltd., 144A, Reg S .............. China 40,500 126,604
Constellation Brands, Inc., A ............................. United States 1,404 325,377
Kirin Holdings Co. Ltd. ................................. Japan 5,300 80,752
a
Monster Beverage Corp. ................................ United States 16,317 1,656,665
PepsiCo, Inc. ........................................ United States 14,583 2,634,565
Pernod Ricard SA ..................................... France 2,128 418,606
Suntory Beverage & Food Ltd. ........................... Japan 2,100 71,485
5,582,751
Biotechnology 1.3%
AbbVie, Inc. ......................................... United States 6,032 974,831
Amgen, Inc. ......................................... United States 5,019 1,318,190
CSL Ltd. ............................................ United States 7,035 1,371,683
a
Genmab A/S ......................................... Denmark 2,700 1,141,480
Gilead Sciences, Inc. .................................. United States 10,863 932,589
a
Moderna, Inc. ........................................ United States 431 77,416
a
Regeneron Pharmaceuticals, Inc. ......................... United States 1,412 1,018,744
a
Swedish Orphan Biovitrum AB ............................ Sweden 4,982 103,106
a
Vertex Pharmaceuticals, Inc. ............................. United States 1,547 446,743
7,384,782
Building Products 0.3%
Allegion plc .......................................... United States 1,357 142,838
a
Builders FirstSource, Inc. ............................... United States 4,852 314,798
Cie de Saint-Gobain ................................... France 11,110 543,485
Owens Corning ....................................... United States 2,914 248,564
Trane Technologies plc ................................. United States 2,656 446,447
1,696,132
Capital Markets 2.1%
3i Group plc ......................................... United Kingdom 25,066 404,231
Affiliated Managers Group, Inc. ........................... United States 1,042 165,084
Bank of New York Mellon Corp. (The) ...................... United States 17,280 786,586
BlackRock, Inc. ....................................... United States 365 258,650
Blackstone, Inc. ...................................... United States 1,000 74,190
Carlyle Group, Inc. (The) ................................ United States 4,302 128,372
Cboe Global Markets, Inc. ............................... United States 3,187 399,873
Charles Schwab Corp. (The) ............................. United States 23,909 1,990,663
Deutsche Bank AG .................................... Germany 22,816 256,476
Deutsche Boerse AG ................................... Germany 8,496 1,462,859
Evercore, Inc., A ...................................... United States 1,015 110,716
FactSet Research Systems, Inc. .......................... United States 1,150 461,392
Intercontinental Exchange, Inc. ........................... United States 3,555 364,707
Intermediate Capital Group plc ........................... United Kingdom 60,000 828,397
Jefferies Financial Group, Inc. ............................ United States 6,359 217,987
Julius Baer Group Ltd. ................................. Switzerland 737 42,892
Lazard Ltd., A ........................................ United States 2,765 95,863

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
LPL Financial Holdings, Inc. ............................. United States 2,362 $ 510,594
Macquarie Group Ltd. .................................. Australia 7,600 857,889
MarketAxess Holdings, Inc. .............................. United States 300 83,667
MSCI, Inc. ........................................... United States 243 113,036
S&P Global, Inc. ...................................... United States 3,833 1,283,825
SEI Investments Co. ................................... United States 3,061 178,456
State Street Corp. ..................................... United States 1,011 78,423
Tradeweb Markets, Inc., A ............................... United States 3,100 201,283
UBS Group AG ....................................... Switzerland 20,769 385,996
11,742,107
Chemicals 1.8%
Air Products and Chemicals, Inc. .......................... United States 6,504 2,004,923
BASF SE ........................................... Germany 1,829 90,053
CF Industries Holdings, Inc. ............................. United States 6,401 545,365
b
Covestro AG, 144A, Reg S .............................. Germany 11,636 453,272
Ecolab, Inc. .......................................... United States 1,621 235,953
ICL Group Ltd. ....................................... Israel 18,746 135,064
Koninklijke DSM NV ................................... Netherlands 6,900 847,243
Linde plc ............................................ United Kingdom 1,885 614,849
LyondellBasell Industries NV, A ........................... United States 3,768 312,857
Mosaic Co. (The) ..................................... United States 3,848 168,812
Nissan Chemical Corp. ................................. Japan 3,100 135,136
Nitto Denko Corp. ..................................... Japan 4,200 241,815
OCI NV ............................................. Netherlands 3,256 116,405
PPG Industries, Inc. ................................... United States 7,783 978,634
Sherwin-Williams Co. (The) .............................. United States 2,430 576,712
Shin-Etsu Chemical Co. Ltd. ............................. Japan 1,400 170,899
Sika AG ............................................ Switzerland 3,400 817,327
Solvay SA ........................................... Belgium 2,162 218,581
Symrise AG ......................................... Germany 9,586 1,041,039
9,704,939
Commercial Services & Supplies 0.1%
Brambles Ltd. ........................................ Australia 5,385 44,157
Cintas Corp. ......................................... United States 268 121,034
a
Clean Harbors, Inc. .................................... United States 633 72,238
Republic Services, Inc. ................................. United States 1,600 206,384
Rollins, Inc. .......................................... United States 2,635 96,283
540,096
Communications Equipment 0.7%
a
Arista Networks, Inc. ................................... United States 965 117,103
Cisco Systems, Inc. ................................... United States 38,289 1,824,088
a
F5, Inc. ............................................. United States 553 79,361
Motorola Solutions, Inc. ................................. United States 6,664 1,717,379
3,737,931
Construction Materials 0.3%
CRH plc ............................................ Ireland 16,891 671,727
Martin Marietta Materials, Inc. ............................ United States 3,168 1,070,689
1,742,416
Consumer Finance 0.4%
American Express Co. ................................. United States 12,490 1,845,397
Synchrony Financial ................................... United States 14,164 465,429
2,310,826

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Containers & Packaging 0.0%
†
Graphic Packaging Holding Co. ........................... United States 6,210 $ 138,172
Distributors 0.0%
†
Genuine Parts Co. .................................... United States 823 142,799
Diversified Consumer Services 0.0%
†
H&R Block, Inc. ....................................... United States 5,107 186,457
Diversified Financial Services 0.5%
a
Berkshire Hathaway, Inc., B .............................. United States 5,062 1,563,652
a
EXOR NV ........................................... Netherlands 8,793 643,744
Housing Development Finance Corp. Ltd. ................... India 24,196 769,079
2,976,475
Diversified Telecommunication Services 0.4%
AT&T, Inc. ........................................... United States 31,580 581,388
Bezeq The Israeli Telecommunication Corp. Ltd. .............. Israel 23,583 40,342
b
Cellnex Telecom SA, 144A, Reg S ......................... Spain 17,000 563,885
Deutsche Telekom AG .................................. Germany 8,078 160,717
Nippon Telegraph & Telephone Corp. ...................... Japan 28,100 801,096
Spark New Zealand Ltd. ................................ New Zealand 19,985 68,413
2,215,841
Electric Utilities 0.6%
Acciona SA .......................................... Spain 755 138,937
American Electric Power Co., Inc. ......................... United States 7,019 666,454
Edison International ................................... United States 17,738 1,128,492
Elia Group SA/NV ..................................... Belgium 953 135,475
Endesa SA .......................................... Spain 9,185 173,097
NextEra Energy, Inc. ................................... United States 5,392 450,771
NRG Energy, Inc. ..................................... United States 7,485 238,173
OGE Energy Corp. .................................... United States 6,330 250,352
Red Electrica Corp. SA ................................. Spain 11,769 204,632
3,386,383
Electrical Equipment 0.6%
Acuity Brands, Inc. .................................... United States 999 165,444
AMETEK, Inc. ........................................ United States 1,618 226,067
Eaton Corp. plc ....................................... United States 6,215 975,444
Fuji Electric Co. Ltd. ................................... Japan 3,600 135,815
Hubbell, Inc. ......................................... United States 1,652 387,691
Mitsubishi Electric Corp. ................................ Japan 12,600 124,810
Prysmian SpA ........................................ Italy 5,539 205,795
Schneider Electric SE .................................. United States 2,279 320,036
Vertiv Holdings Co. .................................... United States 64,922 886,835
3,427,937
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., A .................................... United States 7,466 568,461
Avnet, Inc. .......................................... United States 1,746 72,599
Hirose Electric Co. Ltd. ................................. Japan 900 112,841
Ibiden Co. Ltd. ....................................... Japan 1,200 43,260
Jabil, Inc. ........................................... United States 4,195 286,099
Keyence Corp. ....................................... Japan 400 155,245
a
Keysight Technologies, Inc. .............................. United States 2,106 360,273
TDK Corp. .......................................... Japan 4,000 130,090
TE Connectivity Ltd. ................................... Switzerland 20,118 2,309,546

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
Yokogawa Electric Corp. ................................ Japan 7,000 $ 111,059
4,149,473
Energy Equipment & Services 0.2%
SBM Offshore NV ..................................... Netherlands 47,343 744,805
Schlumberger Ltd. ..................................... United States 1,790 95,693
a
Tecnicas Reunidas SA ................................. Spain 19,845 193,714
1,034,212
Entertainment 0.6%
a
CTS Eventim AG & Co. KGaA ............................ Germany 18,000 1,142,568
Electronic Arts, Inc. .................................... United States 2,325 284,068
a
Netflix, Inc. .......................................... United States 3,452 1,017,926
Nintendo Co. Ltd. ..................................... Japan 6,800 285,819
a
ROBLOX Corp., A ..................................... United States 3,300 93,918
a
Sea Ltd., ADR ........................................ Singapore 4,192 218,110
Square Enix Holdings Co. Ltd. ............................ Japan 2,600 120,665
a
Walt Disney Co. (The) .................................. United States 1,702 147,870
World Wrestling Entertainment, Inc., A ...................... United States 1,326 90,857
3,401,801
Equity Real Estate Investment Trusts (REITs) 0.8%
American Tower Corp. .................................. United States 5,016 1,062,690
Covivio ............................................. France 1,041 61,789
Crown Castle, Inc. ..................................... United States 2,885 391,322
Equinix, Inc. ......................................... United States 932 610,488
Gaming and Leisure Properties, Inc. ....................... United States 1,480 77,093
a
Klepierre SA ......................................... France 6,338 146,278
Omega Healthcare Investors, Inc. ......................... United States 7,310 204,315
Prologis, Inc. ......................................... United States 398 44,867
Public Storage ....................................... United States 4,096 1,147,658
Segro plc ........................................... United Kingdom 20,914 192,657
Simon Property Group, Inc. .............................. United States 2,547 299,222
Stockland ........................................... Australia 16,777 41,316
STORE Capital Corp. .................................. United States 7,905 253,434
4,533,129
Food & Staples Retailing 0.4%
Albertsons Cos., Inc., A ................................. United States 5,219 108,242
Coles Group Ltd. ...................................... Australia 5,779 65,504
Costco Wholesale Corp. ................................ United States 200 91,300
Jeronimo Martins SGPS SA ............................. Portugal 4,918 106,398
Koninklijke Ahold Delhaize NV ............................ Netherlands 16,702 480,182
Kroger Co. (The) ...................................... United States 20,802 927,353
Sundrug Co. Ltd. ...................................... Japan 17,693 525,595
2,304,574
Food Products 0.5%
Ajinomoto Co., Inc. .................................... Japan 13,000 397,187
Archer-Daniels-Midland Co. ............................. United States 1,092 101,392
Danone SA .......................................... France 1,333 70,253
General Mills, Inc. ..................................... United States 2,477 207,696
Hershey Co. (The) .................................... United States 1,821 421,689
Lamb Weston Holdings, Inc. ............................. United States 1,232 110,092
Nestle SA ........................................... United States 9,329 1,077,529
b
WH Group Ltd., 144A, Reg S ............................ Hong Kong 241,500 140,854

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
Yakult Honsha Co. Ltd. ................................. Japan 3,900 $ 253,794
2,780,486
Gas Utilities 0.1%
National Fuel Gas Co. .................................. United States 2,744 173,695
Tokyo Gas Co. Ltd. .................................... Japan 12,000 234,877
408,572
Health Care Equipment & Supplies 1.9%
Abbott Laboratories .................................... United States 3,360 368,894
Alcon, Inc., (CHF Traded) ............................... Switzerland 14,500 994,921
Alcon, Inc., (USD Traded) ............................... Switzerland 11,142 763,784
Becton Dickinson and Co. ............................... United States 4,785 1,216,825
BioMerieux .......................................... France 1,139 119,662
Cochlear Ltd. ........................................ Australia 6,400 883,823
a
Dexcom, Inc. ......................................... United States 6,536 740,137
a
Edwards Lifesciences Corp. ............................. United States 4,786 357,083
a
Haemonetics Corp. .................................... United States 2,524 198,513
a
Hologic, Inc. ......................................... United States 6,960 520,678
Hoya Corp. .......................................... Japan 800 76,597
a
IDEXX Laboratories, Inc. ................................ United States 1,323 539,731
a
Intuitive Surgical, Inc. .................................. United States 5,753 1,526,559
Olympus Corp. ....................................... Japan 29,600 521,894
a
QuidelOrtho Corp. ..................................... United States 1,426 122,165
ResMed, Inc. ........................................ United States 343 71,389
Sonova Holding AG .................................... Switzerland 1,254 297,807
Stryker Corp. ........................................ United States 3,862 944,220
Teleflex, Inc. ......................................... United States 1,384 345,488
Zimmer Biomet Holdings, Inc. ............................ United States 713 90,907
10,701,077
Health Care Providers & Services 1.8%
a
Centene Corp. ....................................... United States 1,414 115,962
Cigna Corp. ......................................... United States 326 108,017
CVS Health Corp. ..................................... United States 6,402 596,602
Elevance Health, Inc. .................................. United States 5,043 2,586,908
Fresenius Medical Care AG & Co. KGaA .................... Germany 11,786 384,943
Humana, Inc. ........................................ United States 144 73,755
Laboratory Corp. of America Holdings ...................... United States 1,010 237,835
McKesson Corp. ...................................... United States 2,832 1,062,340
Sonic Healthcare Ltd. .................................. Australia 7,286 148,267
UnitedHealth Group, Inc. ................................ United States 8,341 4,422,231
9,736,860
Health Care Technology 0.0%
†
a
Veeva Systems, Inc., A ................................. United States 700 112,966
Hotels, Restaurants & Leisure 0.4%
a
Airbnb, Inc., A ........................................ United States 1,000 85,500
a
Booking Holdings, Inc. ................................. United States 129 259,971
Boyd Gaming Corp. ................................... United States 1,439 78,469
Choice Hotels International, Inc. .......................... United States 993 111,851
Compass Group plc ................................... United Kingdom 11,407 263,400
Domino's Pizza, Inc. ................................... United States 587 203,337
b
La Francaise des Jeux SAEM, 144A, Reg S ................. France 1,749 70,374
a
Las Vegas Sands Corp. ................................. United States 6,338 304,667
a
Lottery Corp. Ltd. (The) ................................. Australia 66,024 201,232

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
McDonald's Corp. ..................................... United States 2,077 $ 547,352
2,126,153
Household Durables 0.2%
Barratt Developments plc ............................... United Kingdom 34,165 163,175
Gree Electric Appliances, Inc. of Zhuhai, A ................... China 47,400 221,347
Persimmon plc ....................................... United Kingdom 10,870 159,376
Sekisui House Ltd. .................................... Japan 18,900 334,965
Sony Group Corp. ..................................... Japan 4,248 323,679
Taylor Wimpey plc ..................................... United Kingdom 45,137 55,277
1,257,819
Household Products 0.2%
Colgate-Palmolive Co. ................................. United States 15,804 1,245,197
Kimberly-Clark Corp. ................................... United States 606 82,265
1,327,462
Independent Power and Renewable Electricity Producers 0.0%
†
RWE AG ............................................ Germany 3,208 141,812
Vistra Corp. .......................................... United States 3,275 75,980
217,792
Industrial Conglomerates 0.6%
3M Co. ............................................. United States 4,214 505,343
CK Hutchison Holdings Ltd. .............................. United Kingdom 163,000 976,521
Hitachi Ltd. .......................................... Japan 16,706 840,296
Honeywell International, Inc. ............................. United States 4,174 894,488
3,216,648
Insurance 1.6%
AIA Group Ltd. ....................................... Hong Kong 74,546 823,251
American Financial Group, Inc. ........................... United States 1,710 234,749
a
Arch Capital Group Ltd. ................................. United States 1,506 94,547
Assured Guaranty Ltd. ................................. United States 1,338 83,304
Chubb Ltd. .......................................... United States 931 205,379
Legal & General Group plc .............................. United Kingdom 166,915 500,413
Marsh & McLennan Cos., Inc. ............................ United States 9,507 1,573,218
Medibank Pvt Ltd. ..................................... Australia 81,126 161,838
MetLife, Inc. ......................................... United States 3,109 224,998
Principal Financial Group, Inc. ............................ United States 7,333 615,385
Progressive Corp. (The) ................................ United States 8,584 1,113,431
Prudential plc, (GBP Traded) ............................. Hong Kong 33,657 458,904
Prudential plc, (HKD Traded) ............................. Hong Kong 7,250 101,311
Sampo OYJ, A ....................................... Finland 4,013 209,587
Tokio Marine Holdings, Inc. .............................. Japan 19,000 405,746
Travelers Cos., Inc. (The) ............................... United States 5,502 1,031,570
Unum Group ......................................... United States 6,120 251,104
W R Berkley Corp. .................................... United States 3,250 235,852
Zurich Insurance Group AG .............................. Switzerland 1,451 693,653
9,018,240
Interactive Media & Services 1.6%
a
Alphabet, Inc., A ...................................... United States 48,598 4,287,802
a
Alphabet, Inc., C ...................................... United States 12,328 1,093,863
b
Auto Trader Group plc, 144A, Reg S ....................... United Kingdom 18,822 117,206
a
Baidu, Inc., ADR ...................................... China 1,870 213,890
a
Match Group, Inc. ..................................... United States 683 28,338

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services (continued)
a
Meta Platforms, Inc., A ................................. United States 23,496 $ 2,827,509
8,568,608
Internet & Direct Marketing Retail 1.6%
a
Alibaba Group Holding Ltd. .............................. China 66,793 732,923
a
Amazon.com, Inc. ..................................... United States 55,690 4,677,960
a,b
Delivery Hero SE, 144A, Reg S ........................... South Korea 1,869 89,689
eBay, Inc. ........................................... United States 8,063 334,373
a
Etsy, Inc. ............................................ United States 780 93,429
a,b
Just Eat Takeaway.com NV, 144A, Reg S ................... United Kingdom 13,797 293,649
a
MercadoLibre, Inc. .................................... Brazil 1,150 973,176
Prosus NV .......................................... China 11,845 817,781
a
Vipshop Holdings Ltd., ADR ............................. China 45,274 617,537
ZOZO, Inc. .......................................... Japan 3,700 91,343
8,721,860
IT Services 2.5%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 797 1,106,383
a
Amadeus IT Group SA ................................. Spain 19,700 1,021,944
Amdocs Ltd. ......................................... United States 3,697 336,057
Automatic Data Processing, Inc. .......................... United States 568 135,673
Cognizant Technology Solutions Corp., A .................... United States 2,278 130,279
a
DXC Technology Co. ................................... United States 31,133 825,025
a
Gartner, Inc. ......................................... United States 223 74,959
Genpact Ltd. ......................................... United States 5,626 260,596
Jack Henry & Associates, Inc. ............................ United States 2,228 391,148
Keywords Studios plc .................................. Ireland 38,000 1,246,972
Mastercard, Inc., A .................................... United States 3,614 1,256,696
Otsuka Corp. ........................................ Japan 3,500 110,284
Paychex, Inc. ........................................ United States 6,293 727,219
a
Paymentus Holdings, Inc., A ............................. United States 2,600 20,826
a
PayPal Holdings, Inc. .................................. United States 9,115 649,170
a
Shopify, Inc., A ....................................... Canada 19,200 666,432
a
Snowflake, Inc., A ..................................... United States 1,500 215,310
TIS, Inc. ............................................ Japan 7,000 183,909
a
VeriSign, Inc. ........................................ United States 566 116,279
Visa, Inc., A .......................................... United States 19,904 4,135,257
Western Union Co. (The) ................................ United States 12,045 165,860
13,776,278
Leisure Products 0.0%
†
Bandai Namco Holdings, Inc. ............................ Japan 1,600 100,253
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc. ............................... United States 3,831 573,309
Danaher Corp. ....................................... United States 2,987 792,809
a
Evotec SE ........................................... Germany 48,000 780,834
a
Illumina, Inc. ......................................... United States 1,446 292,381
a
Mettler-Toledo International, Inc. .......................... United States 1,416 2,046,757
a
QIAGEN NV ......................................... United States 882 44,337
Sartorius Stedim Biotech ................................ France 284 92,287
Thermo Fisher Scientific, Inc. ............................ United States 2,883 1,587,639
a
Waters Corp. ........................................ United States 1,229 421,031
6,631,384
Machinery 1.7%
AGCO Corp. ......................................... United States 894 123,989
Allison Transmission Holdings, Inc. ........................ United States 3,001 124,842

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Atlas Copco AB, A ..................................... Sweden 17,370 $ 205,794
Atlas Copco AB, B ..................................... Sweden 45,291 483,209
Deere & Co. ......................................... United States 7,715 3,307,883
Dover Corp. ......................................... United States 1,100 148,951
Illinois Tool Works, Inc. ................................. United States 7,041 1,551,132
Ingersoll Rand, Inc. .................................... United States 4,826 252,159
Komatsu Ltd. ........................................ Japan 16,000 345,707
Lincoln Electric Holdings, Inc. ............................ United States 1,658 239,564
Mitsubishi Heavy Industries Ltd. .......................... Japan 9,500 375,279
NGK Insulators Ltd. .................................... Japan 5,300 67,168
Otis Worldwide Corp. .................................. United States 9,449 739,951
PACCAR, Inc. ........................................ United States 4,922 487,130
a
Proterra, Inc. ......................................... United States 11,400 42,978
Rational AG ......................................... Germany 69 40,972
Snap-on, Inc. ........................................ United States 1,567 358,044
Timken Co. (The) ..................................... United States 1,992 140,775
Volvo AB, A .......................................... Sweden 2,222 42,185
Xylem, Inc. .......................................... United States 2,400 265,368
9,343,080
Marine 0.1%
AP Moller - Maersk A/S, A ............................... Denmark 94 207,151
SITC International Holdings Co. Ltd. ....................... China 38,000 84,226
291,377
Media 1.0%
a,b
Ascential plc, Reg S ................................... United Kingdom 275,000 670,214
Cable One, Inc. ....................................... United States 261 185,795
a
Charter Communications, Inc., A .......................... United States 3,507 1,189,224
Comcast Corp., A ..................................... United States 40,337 1,410,585
CyberAgent, Inc. ...................................... Japan 62,000 551,783
a
DISH Network Corp., A ................................. United States 45,605 640,294
Nexstar Media Group, Inc., A ............................. United States 752 131,623
a
S4 Capital plc ........................................ United Kingdom 118,420 270,756
a
Viaplay Group AB, B ................................... Sweden 34,000 648,999
5,699,273
Metals & Mining 0.7%
BHP Group Ltd. ...................................... Australia 29,207 904,677
Fortescue Metals Group Ltd. ............................. Australia 24,096 336,769
Freeport-McMoRan, Inc. ................................ United States 8,568 325,584
Glencore plc ......................................... Australia 68,674 457,944
Nucor Corp. ......................................... United States 4,375 576,669
Rio Tinto Ltd. ........................................ Australia 4,822 380,551
Steel Dynamics, Inc. ................................... United States 717 70,051
Sumitomo Metal Mining Co. Ltd. .......................... Japan 16,265 571,337
3,623,582
Multiline Retail 0.1%
Macy's, Inc. .......................................... United States 8,383 173,109
Next plc ............................................ United Kingdom 668 46,805
Seria Co. Ltd. ........................................ Japan 13,948 304,760
524,674
Multi-Utilities 0.8%
Consolidated Edison, Inc. ............................... United States 6,182 589,207
E.ON SE ............................................ Germany 71,713 712,938

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Multi-Utilities (continued)
Engie SA ........................................... France 11,230 $ 160,650
Sempra Energy ....................................... United States 19,197 2,966,704
4,429,499
Oil, Gas & Consumable Fuels 2.6%
APA Corp. ........................................... United States 7,418 346,272
BP plc .............................................. United Kingdom 390,799 2,254,794
Chesapeake Energy Corp. .............................. United States 3,517 331,899
Chevron Corp. ....................................... United States 14,294 2,565,630
ConocoPhillips ....................................... United States 27,073 3,194,614
Devon Energy Corp. ................................... United States 1,344 82,669
EQT Corp. .......................................... United States 1,968 66,577
Equinor ASA ......................................... Norway 20,971 753,527
Exxon Mobil Corp. ..................................... United States 7,724 851,957
Galp Energia SGPS SA, B .............................. Portugal 37,727 508,938
OMV AG ............................................ Austria 1,794 92,281
Shell plc ............................................ Netherlands 64,661 1,822,771
TotalEnergies SE ..................................... France 9,787 614,333
Valero Energy Corp. ................................... United States 8,771 1,112,689
14,598,951
Personal Products 0.5%
Beiersdorf AG ........................................ Germany 961 109,810
Estee Lauder Cos., Inc. (The), A .......................... United States 3,410 846,055
a
Haleon plc, ADR ...................................... United States 124,280 994,240
L'Oreal SA .......................................... France 2,442 874,434
2,824,539
Pharmaceuticals 2.7%
AstraZeneca plc ...................................... United Kingdom 5,317 719,464
AstraZeneca plc, ADR .................................. United Kingdom 5,614 380,629
Bayer AG ........................................... Germany 27,006 1,389,937
a
Catalent, Inc. ........................................ United States 6,689 301,072
Eli Lilly & Co. ........................................ United States 3,062 1,120,202
GSK plc ............................................ United States 50,567 873,925
Hikma Pharmaceuticals plc .............................. Jordan 39,000 726,770
Ipsen SA ............................................ France 1,084 116,590
Johnson & Johnson ................................... United States 10,437 1,843,696
Merck & Co., Inc. ..................................... United States 22,401 2,485,391
Novo Nordisk A/S, B ................................... Denmark 7,451 1,011,903
Orion OYJ, B ........................................ Finland 2,994 164,133
Pfizer, Inc. ........................................... United States 24,551 1,257,993
Roche Holding AG .................................... United States 3,026 950,831
Roche Holding AG, BR ................................. United States 342 132,517
Sanofi SA ........................................... France 2,557 246,551
Zoetis, Inc. .......................................... United States 6,521 955,653
14,677,257
Professional Services 0.7%
Adecco Group AG ..................................... Switzerland 19,734 649,112
Booz Allen Hamilton Holding Corp. ........................ United States 1,707 178,416
a
Clarivate plc ......................................... United States 69,000 575,460
a
CoStar Group, Inc. .................................... United States 4,000 309,120
Equifax, Inc. ......................................... United States 1,090 211,852
Experian plc ......................................... United Kingdom 27,000 914,407
Persol Holdings Co. Ltd. ................................ Japan 2,300 48,904
Randstad NV ........................................ Netherlands 3,239 197,901
RELX plc ........................................... United Kingdom 3,900 107,823

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Robert Half International, Inc. ............................ United States 1,589 $ 117,316
Verisk Analytics, Inc. ................................... United States 661 116,614
Wolters Kluwer NV .................................... Netherlands 5,420 567,097
3,994,022
Real Estate Management & Development 0.2%
a
CBRE Group, Inc., A ................................... United States 2,661 204,790
CK Asset Holdings Ltd. ................................. Hong Kong 12,000 73,599
Daito Trust Construction Co. Ltd. .......................... Japan 500 51,174
a
Fastighets AB Balder, B ................................. Sweden 16,655 77,729
Hulic Co. Ltd. ........................................ Japan 10,700 83,994
a
Jones Lang LaSalle, Inc. ................................ United States 1,495 238,258
Nomura Real Estate Holdings, Inc. ........................ Japan 3,600 76,952
Swire Pacific Ltd., A ................................... Hong Kong 15,500 135,873
942,369
Road & Rail 0.5%
a
Avis Budget Group, Inc. ................................ United States 950 155,733
Canadian Pacific Railway Ltd. ............................ Canada 5,360 399,802
a
Hertz Global Holdings, Inc. .............................. United States 6,558 100,928
JB Hunt Transport Services, Inc. .......................... United States 1,150 200,514
Kintetsu Group Holdings Co. Ltd. ......................... Japan 5,500 181,527
Ryder System, Inc. .................................... United States 1,589 132,793
a
Uber Technologies, Inc. ................................. United States 20,982 518,885
Union Pacific Corp. .................................... United States 5,136 1,063,512
2,753,694
Semiconductors & Semiconductor Equipment 2.5%
Advantest Corp. ...................................... Japan 4,700 300,925
ASML Holding NV ..................................... Netherlands 2,161 1,178,234
ASML Holding NV, NYRS ............................... Netherlands 2,272 1,241,421
Broadcom, Inc. ....................................... United States 359 200,728
a
Cirrus Logic, Inc. ...................................... United States 1,743 129,819
Disco Corp. .......................................... Japan 200 56,985
Infineon Technologies AG ............................... Germany 24,968 758,790
Intel Corp. ........................................... United States 33,042 873,300
KLA Corp. ........................................... United States 235 88,602
Microchip Technology, Inc. .............................. United States 1,867 131,157
Monolithic Power Systems, Inc. ........................... United States 1,200 424,332
NVIDIA Corp. ........................................ United States 13,400 1,958,276
NXP Semiconductors NV ............................... China 4,875 770,396
a
ON Semiconductor Corp. ............................... United States 8,862 552,723
QUALCOMM, Inc. ..................................... United States 11,083 1,218,465
STMicroelectronics NV ................................. Singapore 16,447 584,434
SUMCO Corp. ....................................... Japan 9,800 129,792
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 49,586 720,266
Texas Instruments, Inc. ................................. United States 13,468 2,225,183
13,543,828
Software 4.6%
a
Adobe, Inc. .......................................... United States 2,156 725,559
a
Atlassian Corp., A ..................................... United States 3,547 456,428
a
Autodesk, Inc. ........................................ United States 1,942 362,902
AVEVA Group plc ..................................... United Kingdom 22,000 851,520
a
Bill.com Holdings, Inc. .................................. United States 2,700 294,192
a
Cadence Design Systems, Inc. ........................... United States 8,345 1,340,541
a
Check Point Software Technologies Ltd. .................... Israel 2,369 298,873
a
Crowdstrike Holdings, Inc., A ............................. United States 300 31,587

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
CyberArk Software Ltd. ................................. United States 7,200 $ 933,480
a
Fair Isaac Corp. ...................................... United States 760 454,921
a
Fortinet, Inc. ......................................... United States 15,564 760,924
a
Gitlab, Inc., A ........................................ United States 300 13,632
Intuit, Inc. ........................................... United States 2,185 850,446
a
Manhattan Associates, Inc. .............................. United States 1,941 235,637
Microsoft Corp. ....................................... United States 38,775 9,299,020
a
Nice Ltd., ADR ....................................... Israel 4,600 884,580
Oracle Corp. ......................................... United States 9,966 814,621
a
Palo Alto Networks, Inc. ................................ United States 5,597 781,005
a
Paycom Software, Inc. ................................. United States 400 124,124
a
Procore Technologies, Inc. .............................. United States 200 9,436
a
PTC, Inc. ........................................... United States 3,021 362,641
Sage Group plc (The) .................................. United Kingdom 28,337 255,156
a
Salesforce, Inc. ....................................... United States 6,306 836,113
a
ServiceNow, Inc. ...................................... United States 2,155 836,722
SimCorp A/S ......................................... Denmark 12,500 860,613
a
Splunk, Inc. .......................................... United States 5,427 467,210
a
Synopsys, Inc. ....................................... United States 2,165 691,263
a
Teradata Corp. ....................................... United States 3,120 105,019
a
Trend Micro, Inc. ...................................... Japan 900 42,076
a
Tyler Technologies, Inc. ................................. United States 496 159,915
a
Unity Software, Inc. .................................... United States 3,894 111,329
a
VMware, Inc., A ....................................... United States 2,352 288,732
WiseTech Global Ltd. .................................. Australia 4,348 149,527
a
Workday, Inc., A ...................................... United States 4,989 834,809
25,524,553
Specialty Retail 0.8%
Advance Auto Parts, Inc. ................................ United States 3,038 446,677
a
AutoNation, Inc. ...................................... United States 781 83,801
a
AutoZone, Inc. ....................................... United States 219 540,093
Home Depot, Inc. (The) ................................. United States 4,875 1,539,817
Industria de Diseno Textil SA ............................. Spain 8,661 230,035
JD Sports Fashion plc .................................. United Kingdom 32,614 49,559
Lowe's Cos., Inc. ...................................... United States 387 77,106
Penske Automotive Group, Inc. ........................... United States 821 94,358
Tractor Supply Co. .................................... United States 909 204,498
a
Ulta Beauty, Inc. ...................................... United States 1,308 613,544
USS Co. Ltd. ......................................... Japan 3,300 52,343
a
Victoria's Secret & Co. ................................. United States 2,186 78,215
Williams-Sonoma, Inc. ................................. United States 2,129 244,665
4,254,711
Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc. .......................................... United States 55,597 7,223,718
Brother Industries Ltd. .................................. Japan 2,800 42,304
Elecom Co. Ltd. ...................................... Japan 14,000 143,443
Hewlett Packard Enterprise Co. ........................... United States 5,731 91,467
a
Pure Storage, Inc., A ................................... United States 2,653 70,994
Samsung Electronics Co. Ltd. ............................ South Korea 23,631 1,041,603
Seiko Epson Corp. .................................... Japan 8,700 126,533
8,740,062
Textiles, Apparel & Luxury Goods 0.5%
Burberry Group plc .................................... United Kingdom 11,806 287,018
a
Deckers Outdoor Corp. ................................. United States 321 128,130
Hermes International ................................... France 109 168,708

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods (continued)
a
Lululemon Athletica, Inc. ................................ United States 464 $ 148,656
LVMH Moet Hennessy Louis Vuitton SE .................... France 882 641,796
NIKE, Inc., B ......................................... United States 12,321 1,441,680
Pandora A/S ......................................... Denmark 1,830 129,340
Swatch Group AG (The) ................................ Switzerland 1,512 78,615
3,023,943
Thrifts & Mortgage Finance 0.0%
†
MGIC Investment Corp. ................................. United States 9,665 125,645
Tobacco 0.4%
Altria Group, Inc. ...................................... United States 9,657 441,421
Imperial Brands plc .................................... United Kingdom 46,828 1,166,491
Philip Morris International, Inc. ........................... United States 1,410 142,706
Swedish Match AB .................................... Sweden 17,324 188,500
1,939,118
Trading Companies & Distributors 0.4%
Fastenal Co. ......................................... United States 7,200 340,704
Marubeni Corp. ....................................... Japan 14,700 168,345
Mitsubishi Corp. ...................................... Japan 14,100 457,597
RS Group plc ........................................ United Kingdom 12,000 129,200
WW Grainger, Inc. ..................................... United States 2,021 1,124,181
2,220,027
Water Utilities 0.1%
American Water Works Co., Inc. .......................... United States 1,619 246,768
Essential Utilities, Inc. .................................. United States 1,626 77,609
324,377
Wireless Telecommunication Services 0.1%
KDDI Corp. .......................................... Japan 17,400 527,507
a
T-Mobile US, Inc. ..................................... United States 1,022 143,080
670,587
Total Common Stocks (Cost $287,772,420) .....................................
316,019,561
Management Investment Companies 2.1%
Capital Markets 2.1%
Schwab U.S. TIPS ETF ................................. United States 219,598 11,372,981
Total Management Investment Companies (Cost $13,506,924) ....................
11,372,981
Preferred Stocks 0.0%
†
Life Sciences Tools & Services 0.0%
†
c
Sartorius AG, 0.34% ................................... Germany 250 98,714
Total Preferred Stocks (Cost $89,180) ..........................................
98,714
Units
Private Limited Partnership Funds 0.3%
Oil, Gas & Consumable Fuels 0.3%
Enterprise Products Partners LP .......................... United States 61,784 1,490,230
Total Private Limited Partnership Funds (Cost $1,583,439) .......................
1,490,230

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 10.5%
Aerospace & Defense 0.2%
Boeing Co. (The) ,
Senior Bond, 3.2%, 3/01/29 ............................ United States 20,000 $ 17,578
Senior Bond, 3.25%, 2/01/35 ........................... United States 30,000 22,905
Senior Bond, 3.5%, 3/01/39 ............................ United States 200,000 144,930
Senior Bond, 5.705%, 5/01/40 .......................... United States 30,000 28,735
Senior Bond, 5.805%, 5/01/50 .......................... United States 60,000 55,936
Senior Bond, 5.93%, 5/01/60 ........................... United States 20,000 18,326
Senior Note, 4.875%, 5/01/25 .......................... United States 70,000 69,527
Senior Note, 2.196%, 2/04/26 .......................... United States 350,000 318,384
Senior Note, 5.15%, 5/01/30 ........................... United States 50,000 48,905
General Dynamics Corp. , Senior Bond , 4.25% , 4/01/50 .........
United States 10,000 8,927
Lockheed Martin Corp. ,
Senior Bond, 3.9%, 6/15/32 ............................ United States 10,000 9,453
Senior Bond, 4.15%, 6/15/53 ........................... United States 50,000 42,692
Northrop Grumman Corp. ,
Senior Bond, 3.25%, 1/15/28 ........................... United States 10,000 9,240
Senior Bond, 5.25%, 5/01/50 ........................... United States 190,000 188,215
Senior Note, 2.93%, 1/15/25 ........................... United States 20,000 19,196
Raytheon Technologies Corp. ,
Senior Bond, 4.125%, 11/16/28 ......................... United States 20,000 19,183
Senior Bond, 4.5%, 6/01/42 ............................ United States 300,000 271,201
Senior Bond, 4.15%, 5/15/45 ........................... United States 20,000 16,772
Senior Bond, 3.125%, 7/01/50 .......................... United States 30,000 21,144
1,331,249
Air Freight & Logistics 0.1%
FedEx Corp. , Senior Bond , 5.1% , 1/15/44 ...................
United States 400,000 356,596
United Parcel Service, Inc. , Senior Bond , 3.75% , 11/15/47 .......
United States 100,000 82,255
438,851
Airlines 0.0%
†
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. ,
Senior Secured Note, 144A, 4.5%, 10/20/25 ............... United States 255,000 248,912
Senior Secured Note, 144A, 4.75%, 10/20/28 .............. United States 30,000 28,245
277,157
Automobiles 0.0%
†
General Motors Co. , Senior Bond , 6.6% , 4/01/36 ..............
United States 20,000 19,659
Banks 2.3%
b
Banco de Chile , Senior Bond , 144A, 2.99% , 12/09/31 .......... Chile 200,000 170,404
Bancolombia SA , Senior Note , 3% , 1/29/25 ..................
Colombia 250,000 237,235
Bank of America Corp. ,
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 ... United States 80,000 72,577
Senior Bond, 2.572% to 10/19/31, FRN thereafter, 10/20/32 ... United States 90,000 70,711
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ..... United States 70,000 64,227
Senior Bond, 5%, 1/21/44 ............................. United States 20,000 18,484
Senior Bond, 4.083% to 3/19/50, FRN thereafter, 3/20/51 ..... United States 100,000 78,741
Senior Note, 3.55% to 3/04/23, FRN thereafter, 3/05/24 ....... United States 30,000 29,889
Senior Note, 3.864% to 7/22/23, FRN thereafter, 7/23/24 ...... United States 200,000 198,233
Senior Note, 1.319% to 6/18/25, FRN thereafter, 6/19/26 ...... United States 150,000 135,207
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .... United States 1,030,000 1,065,297
Sub. Bond, 4%, 1/22/25 .............................. United States 20,000 19,591
Sub. Bond, 4.25%, 10/22/26 ........................... United States 100,000 96,735
Sub. Bond, 2.482% to 9/20/31, FRN thereafter, 9/21/36 ....... United States 10,000 7,371

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of America Corp., (continued)
L, Sub. Bond, 4.183%, 11/25/27 ........................ United States 200,000 $ 190,045
Bank of Montreal , Senior Note , 1.85% , 5/01/25 ...............
Canada 30,000 28,049
Bank of Nova Scotia (The) ,
Senior Note, 3.45%, 4/11/25 ........................... Canada 50,000 48,160
Sub. Bond, 4.588% to 5/03/32, FRN thereafter, 5/04/37 ....... Canada 10,000 8,560
b
BNP Paribas SA ,
Senior Note, 144A, 2.819% to 11/18/24, FRN thereafter, 11/19/25 France 200,000 189,597
Senior Note, 144A, 1.675% to 6/29/26, FRN thereafter, 6/30/27 . France 200,000 174,292
Canadian Imperial Bank of Commerce , Senior Note , 0.95% , 6/23/23
Canada 20,000 19,631
Citigroup, Inc. ,
Senior Bond, 2.572% to 6/02/30, FRN thereafter, 6/03/31 ..... United States 540,000 437,938
Senior Bond, 4.91% to 5/23/32, FRN thereafter, 5/24/33 ...... United States 80,000 75,145
Senior Bond, 2.904% to 11/02/41, FRN thereafter, 11/03/42 .... United States 30,000 20,817
Senior Note, 4.044% to 5/31/23, FRN thereafter, 6/01/24 ...... United States 400,000 397,401
Senior Note, 3.352% to 4/23/24, FRN thereafter, 4/24/25 ...... United States 750,000 727,640
Senior Note, 3.29% to 3/16/25, FRN thereafter, 3/17/26 ....... United States 40,000 38,055
Senior Note, 4.658% to 5/23/27, FRN thereafter, 5/24/28 ...... United States 120,000 116,321
Sub. Bond, 5.5%, 9/13/25 ............................. United States 20,000 20,143
Sub. Bond, 4.45%, 9/29/27 ............................ United States 60,000 57,305
Sub. Bond, 5.3%, 5/06/44 ............................. United States 20,000 18,118
b,d
Commonwealth Bank of Australia , Senior Note , 144A, FRN , 5.049% ,
( SOFR + 0.74% ), 3/14/25 .............................. Australia 250,000 249,042
b
Cooperatieve Rabobank UA , Senior Note , 144A, 3.649% to 4/05/27,
FRN thereafter , 4/06/28 ............................... Netherlands 250,000 230,702
HSBC Holdings plc ,
Senior Note, 0.976% to 5/23/24, FRN thereafter, 5/24/25 ...... United Kingdom 200,000 185,280
Senior Note, 1.645% to 8/17/25, FRN thereafter, 4/18/26 ...... United Kingdom 525,000 474,304
Senior Note, 1.589% to 5/23/26, FRN thereafter, 5/24/27 ...... United Kingdom 200,000 172,673
Senior Note, 4.755% to 6/08/27, FRN thereafter, 6/09/28 ...... United Kingdom 200,000 189,351
JPMorgan Chase & Co. ,
Senior Bond, 3.54% to 4/30/27, FRN thereafter, 5/01/28 ...... United States 1,200,000 1,106,070
Senior Bond, 4.452% to 12/04/28, FRN thereafter, 12/05/29 ... United States 60,000 56,482
Senior Bond, 2.545% to 11/07/31, FRN thereafter, 11/08/32 .... United States 30,000 23,789
Senior Bond, 3.109% to 4/21/50, FRN thereafter, 4/22/51 ..... United States 20,000 13,191
Senior Note, 1.514% to 5/31/23, FRN thereafter, 6/01/24 ...... United States 50,000 49,193
Senior Note, 2.083% to 4/21/25, FRN thereafter, 4/22/26 ...... United States 80,000 74,332
Senior Note, 4.565% to 6/13/29, FRN thereafter, 6/14/30 ...... United States 60,000 56,581
Sub. Bond, 3.625%, 12/01/27 .......................... United States 60,000 55,569
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ....... United States 200,000 165,231
Sub. Bond, 4.95%, 6/01/45 ............................ United States 20,000 17,965
KeyBank NA , Senior Note , 4.15% , 8/08/25 ..................
United States 250,000 244,493
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.063% to
9/11/24, FRN thereafter , 9/12/25 ......................... Japan 200,000 198,707
b
Nordea Bank Abp , Senior Note , 144A, 4.75% , 9/22/25 .......... Finland 200,000 198,946
e
PNC Financial Services Group, Inc. (The) , T , Junior Sub. Bond , 3.4%
to 9/14/26, FRN thereafter , Perpetual ..................... United States 400,000 318,000
Royal Bank of Canada ,
Senior Bond, 3.875%, 5/04/32 .......................... Canada 50,000 45,674
Senior Note, 1.6%, 4/17/23 ............................ Canada 30,000 29,744
Senior Note, 1.15%, 6/10/25 ........................... Canada 20,000 18,325

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Santander UK Group Holdings plc , Senior Note , 1.673% to 6/23/26,
FRN thereafter , 6/14/27 ............................... United Kingdom 200,000 $ 170,289
b
Societe Generale SA , Senior Note , 144A, 1.792% to 6/08/26, FRN
thereafter , 6/09/27 ................................... France 200,000 172,315
b
Standard Chartered plc , Senior Bond , 144A, 4.05% , 4/12/26 ..... United Kingdom 470,000 454,678
SVB Financial Group , Senior Bond , 3.125% , 6/05/30 ...........
United States 100,000 83,000
Toronto-Dominion Bank (The) ,
Senior Bond, 4.456%, 6/08/32 .......................... Canada 10,000 9,562
Senior Note, 0.75%, 6/12/23 ........................... Canada 30,000 29,465
Senior Note, 1.15%, 6/12/25 ........................... Canada 20,000 18,263
Senior Note, 4.693%, 9/15/27 .......................... Canada 200,000 198,059
Truist Financial Corp. ,
Senior Note, 5.9% to 10/27/25, FRN thereafter, 10/28/26 ...... United States 150,000 153,510
Sub. Bond, 3.875%, 3/19/29 ........................... United States 760,000 702,469
b
UniCredit SpA , Senior Note , 144A, 1.982% to 6/02/26, FRN
thereafter , 6/03/27 ................................... Italy 300,000 256,097
US Bancorp ,
Senior Note, 1.45%, 5/12/25 ........................... United States 40,000 37,124
Senior Note, 5.727% to 10/20/25, FRN thereafter, 10/21/26 .... United States 100,000 101,960
Wells Fargo & Co. ,
Senior Bond, 2.879% to 10/29/29, FRN thereafter, 10/30/30 ... United States 150,000 127,731
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 ...... United States 30,000 25,353
Senior Bond, 5.013% to 4/03/50, FRN thereafter, 4/04/51 ..... United States 220,000 194,925
Senior Note, 1.654% to 6/01/23, FRN thereafter, 6/02/24 ...... United States 40,000 39,360
Senior Note, 2.188% to 4/29/25, FRN thereafter, 4/30/26 ...... United States 60,000 55,891
Senior Note, 4.54% to 8/14/25, FRN thereafter, 8/15/26 ....... United States 100,000 98,095
Senior Note, 4.808% to 7/24/27, FRN thereafter, 7/25/28 ...... United States 850,000 831,592
Sub. Bond, 4.3%, 7/22/27 ............................. United States 60,000 57,838
Sub. Bond, 4.9%, 11/17/45 ............................ United States 90,000 77,897
12,901,036
Beverages 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 4.9%, 2/01/46 ............................ Belgium 100,000 91,411
Senior Note, 3.65%, 2/01/26 ........................... Belgium 30,000 28,907
Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 4.75%, 1/23/29 ........................... Belgium 60,000 59,354
Senior Bond, 3.5%, 6/01/30 ............................ Belgium 420,000 383,358
Senior Bond, 4.35%, 6/01/40 ........................... Belgium 30,000 26,491
Senior Bond, 5.8%, 1/23/59 ............................ Belgium 150,000 154,408
Coca-Cola Co. (The) ,
Senior Bond, 2.5%, 6/01/40 ............................ United States 10,000 7,327
Senior Note, 1.45%, 6/01/27 ........................... United States 20,000 17,686
Constellation Brands, Inc. ,
Senior Note, 3.6%, 5/09/24 ............................ United States 10,000 9,808
Senior Note, 4.35%, 5/09/27 ........................... United States 10,000 9,754
PepsiCo, Inc. , Senior Bond , 1.625% , 5/01/30 .................
United States 10,000 8,157
796,661
Biotechnology 0.2%
AbbVie, Inc. ,
Senior Bond, 4.85%, 6/15/44 ........................... United States 400,000 368,360
Senior Bond, 4.75%, 3/15/45 ........................... United States 100,000 90,297
Senior Bond, 4.25%, 11/21/49 .......................... United States 40,000 33,401

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology (continued)
AbbVie, Inc., (continued)
Senior Note, 2.6%, 11/21/24 ........................... United States 100,000 $ 95,738
Senior Note, 2.95%, 11/21/26 .......................... United States 40,000 37,255
Senior Note, 3.2%, 11/21/29 ........................... United States 90,000 81,338
Amgen, Inc. , Senior Bond , 2.45% , 2/21/30 ...................
United States 680,000 573,704
Gilead Sciences, Inc. ,
Senior Bond, 3.65%, 3/01/26 ........................... United States 10,000 9,652
Senior Bond, 4.75%, 3/01/46 ........................... United States 10,000 9,050
1,298,795
Building Products 0.1%
Carrier Global Corp. , Senior Bond , 3.577% , 4/05/50 ...........
United States 230,000 165,052
Fortune Brands Innovations, Inc. , Senior Bond , 4% , 3/25/32 .....
United States 200,000 173,949
339,001
Capital Markets 0.6%
Credit Suisse AG , Senior Note , 1.25% , 8/07/26 ...............
Switzerland 250,000 202,568
Deutsche Bank AG , Senior Note , 5.371% , 9/09/27 .............
Germany 150,000 150,592
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.5%, 1/23/25 ............................ United States 425,000 410,882
Senior Bond, 3.691% to 6/04/27, FRN thereafter, 6/05/28 ..... United States 140,000 130,296
Senior Bond, 2.65% to 10/20/31, FRN thereafter, 10/21/32 .... United States 70,000 55,444
Senior Bond, 2.908% to 7/20/41, FRN thereafter, 7/21/42 ..... United States 40,000 27,349
Senior Note, 3.625%, 2/20/24 .......................... United States 40,000 39,326
Senior Note, 5.7%, 11/01/24 ........................... United States 230,000 232,904
Senior Note, 3.5%, 4/01/25 ............................ United States 40,000 38,500
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .... United States 200,000 175,138
Sub. Bond, 4.25%, 10/21/25 ........................... United States 200,000 195,401
Sub. Bond, 5.15%, 5/22/45 ............................ United States 50,000 45,149
Intercontinental Exchange, Inc. , Senior Bond , 4.6% , 3/15/33 .....
United States 20,000 19,232
b
Macquarie Group Ltd. , Senior Note , 144A, 6.207% , 11/22/24 ..... Australia 240,000 241,737
Morgan Stanley ,
Senior Bond, 3.591% to 7/21/27, FRN thereafter, 7/22/28 ..... United States 860,000 790,189
Senior Bond, 3.772% to 1/23/28, FRN thereafter, 1/24/29 ..... United States 40,000 36,699
Senior Bond, 3.622% to 3/31/30, FRN thereafter, 4/01/31 ..... United States 300,000 262,579
Senior Bond, 2.511% to 10/19/31, FRN thereafter, 10/20/32 .... United States 100,000 78,524
Senior Note, 2.188% to 4/27/25, FRN thereafter, 4/28/26 ...... United States 50,000 46,506
b
UBS Group AG , Senior Note , 144A, 4.488% to 5/11/25, FRN
thereafter , 5/12/26 ................................... Switzerland 200,000 195,653
3,374,668
Commercial Services & Supplies 0.0%
†
Cintas Corp. No. 2 ,
Senior Bond, 3.7%, 4/01/27 ............................ United States 10,000 9,655
Senior Bond, 4%, 5/01/32 ............................. United States 10,000 9,419
RELX Capital, Inc. , Senior Bond , 3% , 5/22/30 ................
United Kingdom 300,000 256,331
Republic Services, Inc. , Senior Note , 2.5% , 8/15/24 ............
United States 10,000 9,589
284,994
Consumer Finance 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Note , 2.45% , 10/29/26 ................................ Ireland 150,000 131,361
American Express Co. ,
Senior Note, 2.5%, 7/30/24 ............................ United States 70,000 67,362

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
American Express Co., (continued)
Senior Note, 4.05%, 5/03/29 ........................... United States 30,000 $ 28,633
Capital One Financial Corp. , Senior Bond , 3.75% , 3/09/27 .......
United States 435,000 413,999
John Deere Capital Corp. ,
Senior Bond, 3.9%, 6/07/32 ............................ United States 75,000 70,251
Senior Bond, 4.35%, 9/15/32 ........................... United States 200,000 194,923
906,529
Containers & Packaging 0.0%
†
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 135,000 107,597
Diversified Financial Services 0.2%
b
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 .......... Portugal 400,000 330,777
b
NTT Finance Corp. , Senior Bond , 144A, 2.065% , 4/03/31 ....... Japan 500,000 401,441
Shell International Finance BV ,
Senior Bond, 2.875%, 5/10/26 .......................... Netherlands 20,000 18,859
Senior Bond, 2.75%, 4/06/30 ........................... Netherlands 50,000 43,988
Senior Bond, 4%, 5/10/46 ............................. Netherlands 20,000 16,404
Senior Bond, 3.25%, 4/06/50 ........................... Netherlands 40,000 28,884
840,353
Diversified Telecommunication Services 0.3%
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 .......................... United States 40,000 30,858
Senior Bond, 3.5%, 9/15/53 ............................ United States 40,000 27,177
Senior Bond, 3.55%, 9/15/55 ........................... United States 30,000 20,152
Senior Bond, 3.65%, 9/15/59 ........................... United States 10,000 6,739
Senior Note, 1.65%, 2/01/28 ........................... United States 100,000 84,623
Orange SA , Senior Bond , 9% , 3/01/31 ......................
France 100,000 122,639
Verizon Communications, Inc. ,
Senior Bond, 2.625%, 8/15/26 .......................... United States 40,000 36,965
Senior Bond, 2.55%, 3/21/31 ........................... United States 200,000 164,965
Senior Bond, 4.5%, 8/10/33 ............................ United States 100,000 93,891
Senior Bond, 2.85%, 9/03/41 ........................... United States 200,000 138,403
Senior Bond, 3.85%, 11/01/42 .......................... United States 100,000 79,698
Senior Bond, 2.875%, 11/20/50 ......................... United States 70,000 44,188
Senior Note, 2.1%, 3/22/28 ............................ United States 40,000 34,785
Senior Note, 2.355%, 3/15/32 .......................... United States 850,000 676,046
1,561,129
Electric Utilities 0.5%
b
American Transmission Systems, Inc. , Senior Bond , 144A, 2.65% ,
1/15/32 ........................................... United States 20,000 16,467
b
Cleveland Electric Illuminating Co. (The) , Senior Bond , 144A, 3.5% ,
4/01/28 ........................................... United States 10,000 9,130
Commonwealth Edison Co. , Senior Bond , 4% , 3/01/48 .........
United States 200,000 165,335
Duke Energy Corp. , Senior Bond , 3.15% , 8/15/27 .............
United States 10,000 9,243
Duke Energy Florida LLC , Senior Bond , 6.4% , 6/15/38 .........
United States 200,000 220,297
b
Enel Finance International NV , Senior Bond , 144A, 2.25% , 7/12/31 Italy 200,000 145,972
Exelon Corp. ,
Senior Bond, 4.05%, 4/15/30 ........................... United States 650,000 605,017
Senior Bond, 5.625%, 6/15/35 .......................... United States 10,000 10,173

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Georgia Power Co. , Senior Bond , 4.3% , 3/15/42 ..............
United States 700,000 $ 604,162
MidAmerican Energy Co. , Senior Bond , 3.65% , 4/15/29 .........
United States 20,000 18,742
b
Mid-Atlantic Interstate Transmission LLC , Senior Bond , 144A, 4.1% ,
5/15/28 ........................................... United States 10,000 9,429
Pacific Gas and Electric Co. ,
Senior Bond, 2.5%, 2/01/31 ............................ United States 10,000 7,782
Senior Bond, 3.3%, 8/01/40 ............................ United States 10,000 6,805
Senior Bond, 3.5%, 8/01/50 ............................ United States 10,000 6,249
Senior Note, 2.1%, 8/01/27 ............................ United States 10,000 8,555
PacifiCorp , Senior Bond , 5.35% , 12/01/53 ...................
United States 375,000 373,466
Southern Co. (The) , A , Senior Bond , 3.7% , 4/30/30 ............
United States 300,000 271,466
b
Vistra Operations Co. LLC , Senior Secured Note , 144A, 3.55% ,
7/15/24 ........................................... United States 235,000 225,525
2,713,815
Electrical Equipment 0.0%
†
Eaton Corp. , Senior Bond , 4.15% , 11/02/42 ..................
United States 10,000 8,592
Emerson Electric Co. , Senior Bond , 2.8% , 12/21/51 ............
United States 60,000 38,876
47,468
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. , Senior
Bond , 4.08% , 12/15/47 ................................ United States 485,000 380,531
Entertainment 0.2%
Netflix, Inc. , Senior Bond , 5.75% , 3/01/24 ...................
United States 400,000 403,456
Walt Disney Co. (The) , Senior Bond , 2.65% , 1/13/31 ...........
United States 200,000 171,215
b
Warnermedia Holdings, Inc. ,
Senior Bond, 144A, 4.279%, 3/15/32 ..................... United States 70,000 57,839
Senior Bond, 144A, 5.05%, 3/15/42 ...................... United States 210,000 161,411
Senior Bond, 144A, 5.141%, 3/15/52 ..................... United States 50,000 36,541
Senior Note, 144A, 3.755%, 3/15/27 ..................... United States 10,000 9,020
Senior Note, 144A, 4.054%, 3/15/29 ..................... United States 10,000 8,670
848,152
Equity Real Estate Investment Trusts (REITs) 0.1%
Essex Portfolio LP , Senior Bond , 2.65% , 3/15/32 ..............
United States 360,000 284,629
Simon Property Group LP , Senior Note , 3.375% , 12/01/27 .......
United States 595,000 551,273
835,902
Food & Staples Retailing 0.0%
†
Costco Wholesale Corp. , Senior Bond , 1.75% , 4/20/32 .........
United States 20,000 15,866
Walmart, Inc. , Senior Note , 1.5% , 9/22/28 ...................
United States 10,000 8,589
24,455
Food Products 0.1%
b
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 200,000 150,823
b
Cargill, Inc. , Senior Note , 144A, 1.375% , 7/23/23 .............. United States 20,000 19,597
General Mills, Inc. , Senior Note , 5.241% , 11/18/25 .............
United States 225,000 225,640
b
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note , 144A, 3.625% , 1/15/32 ...................... United States 200,000 162,289
Kraft Heinz Foods Co. ,
Senior Note, 3%, 6/01/26 ............................. United States 10,000 9,371
Senior Note, 3.75%, 4/01/30 ........................... United States 100,000 91,301

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
b
Mars, Inc. ,
Senior Bond, 144A, 3.2%, 4/01/30 ....................... United States 30,000 $ 26,869
Senior Bond, 144A, 2.375%, 7/16/40 ..................... United States 10,000 6,813
Mondelez International, Inc. , Senior Note , 1.5% , 5/04/25 ........
United States 20,000 18,525
711,228
Gas Utilities 0.1%
Southern California Gas Co. , Senior Bond , 6.35% , 11/15/52 .....
United States 350,000 385,097
Health Care Equipment & Supplies 0.1%
Abbott Laboratories ,
Senior Bond, 3.75%, 11/30/26 .......................... United States 30,000 29,250
Senior Bond, 4.9%, 11/30/46 ........................... United States 10,000 9,806
b
GE HealthCare Technologies, Inc. , Senior Note , 144A, 5.6% ,
11/15/25 .......................................... United States 100,000 100,723
STERIS Irish FinCo. UnLtd. Co. , Senior Bond , 3.75% , 3/15/51 ....
United States 250,000 178,863
318,642
Health Care Providers & Services 0.5%
Centene Corp. , Senior Bond , 3% , 10/15/30 ..................
United States 250,000 205,501
Cigna Corp. ,
Senior Bond, 2.375%, 3/15/31 .......................... United States 100,000 82,085
Senior Bond, 4.8%, 8/15/38 ............................ United States 20,000 18,644
Senior Bond, 4.9%, 12/15/48 ........................... United States 10,000 9,063
Senior Note, 3.75%, 7/15/23 ........................... United States 10,000 9,936
Senior Note, 4.125%, 11/15/25 ......................... United States 10,000 9,781
Senior Note, 3.05%, 10/15/27 .......................... United States 550,000 504,143
Senior Note, 4.375%, 10/15/28 ......................... United States 60,000 57,988
CVS Health Corp. ,
Senior Bond, 3.875%, 7/20/25 .......................... United States 10,000 9,768
Senior Bond, 4.3%, 3/25/28 ............................ United States 30,000 29,073
Senior Bond, 2.125%, 9/15/31 .......................... United States 50,000 39,771
Senior Bond, 4.78%, 3/25/38 ........................... United States 40,000 36,597
Senior Bond, 5.3%, 12/05/43 ........................... United States 500,000 469,450
Senior Bond, 5.125%, 7/20/45 .......................... United States 100,000 91,629
Senior Bond, 5.05%, 3/25/48 ........................... United States 40,000 36,106
Senior Bond, 4.25%, 4/01/50 ........................... United States 20,000 16,016
Elevance Health, Inc. ,
Senior Bond, 3.65%, 12/01/27 .......................... United States 20,000 18,893
Senior Bond, 4.1%, 5/15/32 ............................ United States 10,000 9,331
Senior Bond, 5.1%, 1/15/44 ............................ United States 400,000 379,115
Senior Bond, 4.55%, 5/15/52 ........................... United States 10,000 8,742
HCA, Inc. , Senior Secured Bond , 4.5% , 2/15/27 ..............
United States 408,000 393,828
Humana, Inc. , Senior Bond , 3.125% , 8/15/29 .................
United States 90,000 79,081
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 300,000 252,050
UnitedHealth Group, Inc. ,
Senior Bond, 2.75%, 5/15/40 ........................... United States 30,000 21,882
Senior Bond, 3.25%, 5/15/51 ........................... United States 10,000 7,204
Senior Bond, 3.875%, 8/15/59 .......................... United States 30,000 23,639
Senior Note, 3.75%, 7/15/25 ........................... United States 10,000 9,785
Senior Note, 4%, 5/15/29 ............................. United States 20,000 19,144
Senior Note, 4.2%, 5/15/32 ............................ United States 30,000 28,569
2,876,814

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure 0.1%
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 250,000 $ 211,109
McDonald's Corp. ,
Senior Bond, 4.875%, 12/09/45 ......................... United States 10,000 9,293
Senior Bond, 4.2%, 4/01/50 ............................ United States 30,000 25,116
Senior Note, 1.45%, 9/01/25 ........................... United States 40,000 36,719
Senior Note, 2.125%, 3/01/30 .......................... United States 30,000 25,164
307,401
Household Durables 0.1%
MDC Holdings, Inc. , Senior Bond , 2.5% , 1/15/31 ..............
United States 156,000 112,830
Mohawk Industries, Inc. , Senior Bond , 3.625% , 5/15/30 .........
United States 210,000 181,368
294,198
Household Products 0.1%
b
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 500,000 400,592
Procter & Gamble Co. (The) , Senior Bond , 3% , 3/25/30 .........
United States 10,000 9,161
409,753
Industrial Conglomerates 0.0%
†
3M Co. ,
Senior Bond, 3.05%, 4/15/30 ........................... United States 40,000 35,211
Senior Bond, 3.7%, 4/15/50 ............................ United States 10,000 7,704
Honeywell International, Inc. , Senior Note , 1.35% , 6/01/25 .......
United States 10,000 9,253
52,168
Insurance 0.7%
Aflac, Inc. , Senior Bond , 4.75% , 1/15/49 ....................
United States 500,000 446,139
Allstate Corp. (The) , Senior Bond , 4.2% , 12/15/46 .............
United States 500,000 416,228
American International Group, Inc. , Senior Note , 2.5% , 6/30/25 ...
United States 6,000 5,654
Aon Corp. , Senior Bond , 2.8% , 5/15/30 .....................
United States 500,000 427,567
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 300,000 208,300
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.25%, 1/15/49 ........................... United States 20,000 17,916
Senior Bond, 3.85%, 3/15/52 ........................... United States 200,000 160,473
Brown & Brown, Inc. , Senior Bond , 2.375% , 3/15/31 ...........
United States 230,000 175,515
b
Guardian Life Global Funding , Secured Note , 144A, 1.1% , 6/23/25 United States 10,000 9,067
b,d
Jackson National Life Global Funding , Secured Note , 144A, FRN ,
5.452% , ( SOFR + 1.15% ), 6/28/24 ....................... United States 230,000 230,095
Marsh & McLennan Cos., Inc. , Senior Bond , 4.9% , 3/15/49 ......
United States 250,000 231,147
b
MassMutual Global Funding II , Senior Secured Note , 144A, 5.05% ,
12/07/27 .......................................... United States 200,000 201,334
MetLife, Inc. , Junior Sub. Bond , 6.4% , 12/15/36 ...............
United States 270,000 261,458
b
Metropolitan Life Global Funding I ,
Secured Note, 144A, 0.9%, 6/08/23 ...................... United States 150,000 147,536
Secured Note, 144A, 3.6%, 1/11/24 ...................... United States 940,000 926,079
Secured Note, 144A, 4.3%, 8/25/29 ...................... United States 150,000 142,857
b
New York Life Global Funding , Senior Secured Note , 144A, 0.95% ,
6/24/25 ........................................... United States 10,000 9,064
b
Teachers Insurance & Annuity Association of America , Sub. Bond ,
144A, 4.9% , 9/15/44 ................................. United States 10,000 9,191
4,025,620

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Interactive Media & Services 0.1%
Alphabet, Inc. ,
Senior Bond, 1.1%, 8/15/30 ............................ United States 10,000 $ 7,849
Senior Bond, 1.9%, 8/15/40 ............................ United States 10,000 6,675
Senior Bond, 2.05%, 8/15/50 ........................... United States 10,000 5,890
Meta Platforms, Inc. , Senior Bond , 4.45% , 8/15/52 ............
United States 250,000 199,961
b
Tencent Holdings Ltd. , Senior Bond , 144A, 3.595% , 1/19/28 ..... China 500,000 459,134
679,509
Internet & Direct Marketing Retail 0.2%
Alibaba Group Holding Ltd. , Senior Bond , 4.2% , 12/06/47 .......
China 600,000 460,671
Amazon.com, Inc. ,
Senior Bond, 3.6%, 4/13/32 ............................ United States 70,000 64,266
Senior Bond, 3.875%, 8/22/37 .......................... United States 30,000 26,698
Senior Bond, 4.05%, 8/22/47 ........................... United States 300,000 258,815
Senior Bond, 2.5%, 6/03/50 ............................ United States 110,000 69,826
Senior Bond, 4.25%, 8/22/57 ........................... United States 10,000 8,649
Senior Note, 1.2%, 6/03/27 ............................ United States 60,000 52,051
b
Prosus NV , Senior Bond , 144A, 3.68% , 1/21/30 ............... China 200,000 166,705
1,107,681
IT Services 0.2%
Fidelity National Information Services, Inc. , Senior Bond , 2.25% ,
3/01/31 ........................................... United States 650,000 510,877
Fiserv, Inc. ,
Senior Bond, 3.5%, 7/01/29 ............................ United States 470,000 424,436
Senior Bond, 2.65%, 6/01/30 ........................... United States 200,000 168,587
Mastercard, Inc. ,
Senior Bond, 3.35%, 3/26/30 ........................... United States 10,000 9,193
Senior Bond, 3.85%, 3/26/50 ........................... United States 40,000 33,597
PayPal Holdings, Inc. ,
Senior Bond, 2.3%, 6/01/30 ............................ United States 10,000 8,238
Senior Bond, 4.4%, 6/01/32 ............................ United States 10,000 9,442
Senior Note, 1.65%, 6/01/25 ........................... United States 10,000 9,292
Visa, Inc. ,
Senior Bond, 3.15%, 12/14/25 .......................... United States 20,000 19,304
Senior Bond, 4.3%, 12/14/45 ........................... United States 10,000 9,182
1,202,148
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 5.8% , 12/12/25 ..................
United States 150,000 151,184
Thermo Fisher Scientific, Inc. , Senior Note , 0.797% , 10/18/23 ....
United States 200,000 193,622
344,806
Machinery 0.0%
†
Deere & Co. ,
Senior Bond, 3.1%, 4/15/30 ............................ United States 10,000 8,979
Senior Bond, 3.75%, 4/15/50 ........................... United States 30,000 25,484
Otis Worldwide Corp. , Senior Note , 2.056% , 4/05/25 ...........
United States 10,000 9,365
43,828
Media 0.3%
Charter Communications Operating LLC / Charter Communications
Operating Capital ,
Senior Secured Bond, 5.05%, 3/30/29 .................... United States 80,000 75,432

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Charter Communications Operating LLC / Charter Communications
Operating Capital, (continued)
Senior Secured Bond, 2.8%, 4/01/31 ..................... United States 350,000 $ 273,282
Senior Secured Bond, 4.4%, 4/01/33 ..................... United States 30,000 25,755
Senior Secured Bond, 5.375%, 4/01/38 ................... United States 10,000 8,360
Senior Secured Bond, 3.5%, 3/01/42 ..................... United States 130,000 83,724
Senior Secured Bond, 3.9%, 6/01/52 ..................... United States 70,000 44,207
Senior Secured Bond, 5.5%, 4/01/63 ..................... United States 40,000 30,671
Senior Secured Note, 4.908%, 7/23/25 ................... United States 60,000 58,864
Comcast Corp. ,
Senior Bond, 4.15%, 10/15/28 .......................... United States 70,000 67,268
Senior Bond, 3.4%, 4/01/30 ............................ United States 10,000 9,143
Senior Bond, 4.25%, 10/15/30 .......................... United States 60,000 57,556
Senior Bond, 4.25%, 1/15/33 ........................... United States 300,000 283,714
Senior Bond, 3.75%, 4/01/40 ........................... United States 30,000 24,866
Senior Bond, 3.969%, 11/01/47 ......................... United States 30,000 24,112
Senior Bond, 2.887%, 11/01/51 ......................... United States 40,000 25,870
Senior Bond, 4.049%, 11/01/52 ......................... United States 500,000 398,297
Senior Bond, 2.937%, 11/01/56 ......................... United States 20,000 12,460
Senior Note, 3.95%, 10/15/25 .......................... United States 30,000 29,411
Fox Corp. ,
Senior Bond, 5.476%, 1/25/39 .......................... United States 40,000 36,553
Senior Note, 4.709%, 1/25/29 .......................... United States 300,000 290,512
Time Warner Cable LLC , Senior Secured Bond , 6.55% , 5/01/37 ..
United States 10,000 9,557
1,869,614
Metals & Mining 0.1%
b
Anglo American Capital plc , Senior Note , 144A, 3.625% , 9/11/24 .. South Africa 200,000 193,644
Barrick North America Finance LLC , Senior Bond , 5.7% , 5/30/41 ..
Canada 20,000 20,182
BHP Billiton Finance USA Ltd. , Senior Bond , 5% , 9/30/43 .......
Australia 20,000 19,479
Freeport-McMoRan, Inc. , Senior Bond , 5.45% , 3/15/43 .........
United States 20,000 18,086
b
Glencore Funding LLC ,
Senior Bond, 144A, 4%, 3/27/27 ........................ Australia 20,000 18,904
Senior Note, 144A, 4.125%, 3/12/24 ..................... Australia 30,000 29,533
Southern Copper Corp. , Senior Bond , 5.25% , 11/08/42 .........
Mexico 100,000 95,653
Vale Overseas Ltd. , Senior Bond , 6.25% , 8/10/26 .............
Brazil 130,000 134,869
530,350
Multiline Retail 0.1%
Dollar Tree, Inc. , Senior Note , 4% , 5/15/25 ..................
United States 350,000 342,011
Target Corp. , Senior Note , 2.25% , 4/15/25 ...................
United States 20,000 18,991
361,002
Multi-Utilities 0.3%
Consolidated Edison Co. of New York, Inc. ,
20A, Senior Bond, 3.35%, 4/01/30 ....................... United States 10,000 9,017
20B, Senior Bond, 3.95%, 4/01/50 ....................... United States 10,000 7,893
Dominion Energy, Inc. , Senior Note , 4.25% , 6/01/28 ...........
United States 750,000 715,145
Public Service Enterprise Group, Inc. , Senior Note , 2.875% , 6/15/24
United States 1,000,000 966,291
1,698,346

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 0.9%
b
Aker BP ASA , Senior Bond , 144A, 3.75% , 1/15/30 ............. Norway 300,000 $ 264,571
BP Capital Markets America, Inc. ,
Senior Bond, 1.749%, 8/10/30 .......................... United States 40,000 31,980
Senior Bond, 2.939%, 6/04/51 .......................... United States 40,000 26,520
Senior Note, 3.119%, 5/04/26 .......................... United States 40,000 37,965
b
Cameron LNG LLC ,
Senior Secured Bond, 144A, 2.902%, 7/15/31 .............. United States 20,000 16,923
Senior Secured Bond, 144A, 3.302%, 1/15/35 .............. United States 40,000 32,344
Chevron Corp. ,
Senior Bond, 3.078%, 5/11/50 .......................... United States 20,000 14,452
Senior Note, 1.554%, 5/11/25 .......................... United States 20,000 18,623
Senior Note, 1.995%, 5/11/27 .......................... United States 30,000 26,988
Continental Resources, Inc. ,
Senior Bond, 4.9%, 6/01/44 ............................ United States 110,000 81,744
Senior Note, 4.5%, 4/15/23 ............................ United States 10,000 9,999
Senior Note, 3.8%, 6/01/24 ............................ United States 10,000 9,740
Senior Note, 4.375%, 1/15/28 .......................... United States 40,000 36,716
b
Senior Note, 144A, 2.268%, 11/15/26 .................... United States 40,000 34,710
Coterra Energy, Inc. ,
Senior Note, 3.9%, 5/15/27 ............................ United States 30,000 28,058
Senior Note, 4.375%, 3/15/29 .......................... United States 60,000 56,821
Devon Energy Corp. ,
Senior Bond, 5.85%, 12/15/25 .......................... United States 10,000 10,191
Senior Bond, 4.75%, 5/15/42 ........................... United States 30,000 25,521
Senior Bond, 5%, 6/15/45 ............................. United States 120,000 104,159
Diamondback Energy, Inc. ,
Senior Bond, 3.125%, 3/24/31 .......................... United States 10,000 8,305
Senior Bond, 4.4%, 3/24/51 ............................ United States 60,000 45,979
Senior Note, 3.5%, 12/01/29 ........................... United States 60,000 52,771
Energy Transfer LP ,
Senior Bond, 4.95%, 6/15/28 ........................... United States 40,000 38,755
Senior Bond, 3.75%, 5/15/30 ........................... United States 50,000 44,200
Senior Bond, 6.05%, 6/01/41 ........................... United States 350,000 330,373
Senior Bond, 6.25%, 4/15/49 ........................... United States 50,000 46,734
Senior Note, 2.9%, 5/15/25 ............................ United States 20,000 18,852
Enterprise Products Operating LLC ,
Senior Bond, 4.15%, 10/16/28 .......................... United States 30,000 28,467
Senior Bond, 3.125%, 7/31/29 .......................... United States 400,000 353,032
Senior Bond, 2.8%, 1/31/30 ............................ United States 60,000 51,104
Senior Bond, 6.125%, 10/15/39 ......................... United States 500,000 514,395
Senior Bond, 4.45%, 2/15/43 ........................... United States 20,000 16,940
Senior Bond, 3.7%, 1/31/51 ............................ United States 50,000 36,276
Senior Bond, 5.375% to 2/14/28, FRN thereafter, 2/15/78 ..... United States 10,000 7,639
EOG Resources, Inc. ,
Senior Bond, 4.375%, 4/15/30 .......................... United States 30,000 29,074
Senior Bond, 3.9%, 4/01/35 ............................ United States 20,000 17,911
Senior Bond, 4.95%, 4/15/50 ........................... United States 40,000 38,290
EQT Corp. , Senior Bond , 7% , 2/01/30 ......................
United States 10,000 10,388
Exxon Mobil Corp. ,
Senior Bond, 3.482%, 3/19/30 .......................... United States 50,000 46,752
Senior Bond, 4.227%, 3/19/40 .......................... United States 10,000 9,042
Senior Bond, 3.452%, 4/15/51 .......................... United States 20,000 15,159
Senior Note, 2.992%, 3/19/25 .......................... United States 40,000 38,562

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. ,
Senior Bond, 4.3%, 3/01/28 ............................ United States 40,000 $ 38,390
Senior Bond, 5.55%, 6/01/45 ........................... United States 340,000 311,607
MPLX LP ,
Senior Bond, 4%, 3/15/28 ............................. United States 20,000 18,638
Senior Bond, 4.5%, 4/15/38 ............................ United States 10,000 8,461
Senior Bond, 5.5%, 2/15/49 ............................ United States 385,000 340,209
Senior Note, 2.65%, 8/15/30 ........................... United States 300,000 243,796
Phillips 66 , Senior Bond , 3.3% , 3/15/52 .....................
United States 200,000 138,946
Pioneer Natural Resources Co. , Senior Note , 2.15% , 1/15/31 ....
United States 60,000 47,566
Sabine Pass Liquefaction LLC , Senior Secured Bond , 4.2% , 3/15/28
United States 250,000 235,443
Targa Resources Corp. , Senior Bond , 4.95% , 4/15/52 ..........
United States 10,000 7,956
b
Tennessee Gas Pipeline Co. LLC , Senior Bond , 144A, 2.9% , 3/01/30 United States 30,000 25,194
Transcontinental Gas Pipe Line Co. LLC ,
Senior Note, 7.85%, 2/01/26 ........................... United States 300,000 320,518
Senior Note, 3.25%, 5/15/30 ........................... United States 50,000 43,505
b
Var Energi ASA , Senior Note , 144A, 7.5% , 1/15/28 ............ Norway 200,000 204,113
Western Midstream Operating LP , Senior Note , 3.35% , 2/01/25 ...
United States 10,000 9,479
Williams Cos., Inc. (The) ,
Senior Bond, 3.75%, 6/15/27 ........................... United States 60,000 56,570
Senior Bond, 5.1%, 9/15/45 ............................ United States 30,000 26,370
4,743,786
Paper & Forest Products 0.1%
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ........................... Brazil 225,000 189,266
Senior Note, 6%, 1/15/29 ............................. Brazil 200,000 199,402
388,668
Pharmaceuticals 0.2%
AstraZeneca plc ,
Senior Bond, 4%, 9/18/42 ............................. United Kingdom 200,000 173,823
Senior Bond, 4.375%, 11/16/45 ......................... United Kingdom 450,000 406,217
Bristol-Myers Squibb Co. ,
Senior Bond, 4.55%, 2/20/48 ........................... United States 10,000 9,045
Senior Note, 2.9%, 7/26/24 ............................ United States 30,000 29,141
Senior Note, 3.2%, 6/15/26 ............................ United States 10,000 9,546
Senior Note, 3.4%, 7/26/29 ............................ United States 10,000 9,277
Johnson & Johnson ,
Senior Bond, 2.1%, 9/01/40 ............................ United States 30,000 20,760
Senior Bond, 3.7%, 3/01/46 ............................ United States 10,000 8,441
Merck & Co., Inc. ,
Senior Bond, 1.45%, 6/24/30 ........................... United States 10,000 8,001
Senior Bond, 2.75%, 12/10/51 .......................... United States 30,000 20,191
Senior Note, 0.75%, 2/24/26 ........................... United States 20,000 17,731
Pfizer, Inc. ,
Senior Bond, 1.7%, 5/28/30 ............................ United States 30,000 24,754
Senior Bond, 2.55%, 5/28/40 ........................... United States 30,000 21,812
Senior Bond, 2.7%, 5/28/50 ............................ United States 30,000 20,429
Takeda Pharmaceutical Co. Ltd. , Senior Bond , 3.175% , 7/09/50 ..
Japan 400,000 271,576
1,050,744

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Road & Rail 0.2%
Burlington Northern Santa Fe LLC ,
Senior Bond, 4.9%, 4/01/44 ............................ United States 200,000 $ 189,801
Senior Bond, 2.875%, 6/15/52 .......................... United States 10,000 6,715
Canadian Pacific Railway Co. ,
Senior Bond, 2.45%, 12/02/31 .......................... Canada 70,000 58,163
Senior Bond, 3%, 12/02/41 ............................ Canada 20,000 15,163
CSX Corp. ,
Senior Bond, 3.8%, 11/01/46 ........................... United States 100,000 78,975
Senior Bond, 4.75%, 11/15/48 .......................... United States 525,000 477,110
Union Pacific Corp. ,
Senior Bond, 2.4%, 2/05/30 ............................ United States 10,000 8,578
Senior Bond, 2.891%, 4/06/36 .......................... United States 10,000 7,983
Senior Bond, 3.839%, 3/20/60 .......................... United States 10,000 7,781
Senior Bond, 3.75%, 2/05/70 ........................... United States 10,000 7,345
Senior Note, 3.75%, 7/15/25 ........................... United States 10,000 9,725
Senior Note, 2.15%, 2/05/27 ........................... United States 10,000 9,044
876,383
Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc. , Senior Bond , 1.75% , 6/01/30 ...........
United States 20,000 16,355
b
Broadcom, Inc. , Senior Bond , 144A, 3.137% , 11/15/35 ......... United States 80,000 59,066
Intel Corp. ,
Senior Bond, 3.05%, 8/12/51 ........................... United States 30,000 19,558
Senior Note, 1.6%, 8/12/28 ............................ United States 10,000 8,513
KLA Corp. , Senior Bond , 4.65% , 7/15/32 ....................
United States 10,000 9,826
NVIDIA Corp. ,
Senior Bond, 2.85%, 4/01/30 ........................... United States 10,000 8,746
Senior Bond, 3.5%, 4/01/40 ............................ United States 20,000 16,279
Senior Bond, 3.5%, 4/01/50 ............................ United States 30,000 22,793
Senior Bond, 3.7%, 4/01/60 ............................ United States 20,000 14,857
NXP BV / NXP Funding LLC / NXP USA, Inc. , Senior Note , 2.7% ,
5/01/25 ........................................... China 10,000 9,423
Texas Instruments, Inc. ,
Senior Bond, 1.75%, 5/04/30 ........................... United States 10,000 8,244
Senior Bond, 3.875%, 3/15/39 .......................... United States 10,000 8,852
Senior Bond, 4.15%, 5/15/48 ........................... United States 20,000 17,809
TSMC Arizona Corp. , Senior Bond , 2.5% , 10/25/31 ............
Taiwan 200,000 164,198
384,519
Software 0.1%
Adobe, Inc. , Senior Bond , 2.3% , 2/01/30 ....................
United States 20,000 17,099
Microsoft Corp. ,
Senior Bond, 3.3%, 2/06/27 ............................ United States 80,000 77,216
Senior Bond, 2.921%, 3/17/52 .......................... United States 270,000 192,422
Oracle Corp. ,
Senior Bond, 2.875%, 3/25/31 .......................... United States 50,000 41,579
Senior Note, 1.65%, 3/25/26 ........................... United States 50,000 44,819
Salesforce, Inc. ,
Senior Bond, 3.7%, 4/11/28 ............................ United States 20,000 19,221
Senior Bond, 1.95%, 7/15/31 ........................... United States 250,000 199,952
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ................
United States 150,000 115,090
Workday, Inc. ,
Senior Bond, 3.8%, 4/01/32 ............................ United States 20,000 17,710

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
Workday, Inc., (continued)
Senior Note, 3.5%, 4/01/27 ............................ United States 10,000 $ 9,361
Senior Note, 3.7%, 4/01/29 ............................ United States 20,000 18,391
752,860
Specialty Retail 0.1%
Home Depot, Inc. (The) ,
Senior Bond, 2.7%, 4/15/30 ............................ United States 10,000 8,743
Senior Bond, 3.3%, 4/15/40 ............................ United States 10,000 8,003
Senior Bond, 3.35%, 4/15/50 ........................... United States 20,000 14,779
Senior Note, 2.5%, 4/15/27 ............................ United States 10,000 9,217
Senior Note, 4.5%, 9/15/32 ............................ United States 400,000 391,828
Lowe's Cos., Inc. ,
Senior Bond, 4.5%, 4/15/30 ............................ United States 10,000 9,608
Senior Note, 1.7%, 9/15/28 ............................ United States 20,000 16,835
459,013
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. ,
Senior Bond, 2.45%, 8/04/26 ........................... United States 40,000 37,147
Senior Bond, 3.85%, 8/04/46 ........................... United States 10,000 8,543
Senior Bond, 2.65%, 5/11/50 ........................... United States 100,000 66,636
Senior Bond, 2.8%, 2/08/61 ............................ United States 500,000 318,879
431,205
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
Senior Bond, 2.85%, 3/27/30 ........................... United States 10,000 8,960
Senior Bond, 3.25%, 3/27/40 ........................... United States 10,000 8,166
Senior Note, 2.75%, 3/27/27 ........................... United States 10,000 9,355
26,481
Thrifts & Mortgage Finance 0.1%
b
BPCE SA ,
Senior Note, 144A, 2.045% to 10/18/26, FRN thereafter, 10/19/27 France 250,000 215,805
Sub. Bond, 144A, 5.15%, 7/21/24 ....................... France 600,000 587,705
803,510
Tobacco 0.1%
Altria Group, Inc. ,
Senior Bond, 4.8%, 2/14/29 ............................ United States 30,000 28,849
Senior Bond, 5.8%, 2/14/39 ............................ United States 20,000 18,519
Senior Bond, 5.95%, 2/14/49 ........................... United States 50,000 44,693
BAT Capital Corp. ,
Senior Bond, 4.54%, 8/15/47 ........................... United Kingdom 20,000 14,207
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 50,000 45,757
b
Imperial Brands Finance plc , Senior Bond , 144A, 4.25% , 7/21/25 . United Kingdom 285,000 272,447
Philip Morris International, Inc. ,
Senior Bond, 2.1%, 5/01/30 ............................ United States 20,000 16,219
Senior Bond, 4.5%, 3/20/42 ............................ United States 10,000 8,477
449,168
Trading Companies & Distributors 0.0%
†
Air Lease Corp. , Senior Note , 3.375% , 7/01/25 ...............
United States 20,000 18,935

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Transportation Infrastructure 0.0%
†
b
DP World Ltd. , Senior Bond , 144A, 5.625% , 9/25/48 ........... United Arab
Emirates 200,000 $ 188,305
Wireless Telecommunication Services 0.1%
b
Rogers Communications, Inc. , Senior Bond , 144A, 4.55% , 3/15/52 Canada 180,000 140,385
T-Mobile USA, Inc. ,
Senior Bond, 2.25%, 11/15/31 .......................... United States 50,000 39,458
Senior Bond, 3%, 2/15/41 ............................. United States 20,000 14,188
Senior Bond, 3.3%, 2/15/51 ............................ United States 100,000 67,174
Senior Note, 3.5%, 4/15/25 ............................ United States 20,000 19,251
Senior Note, 3.75%, 4/15/27 ........................... United States 325,000 306,612
Senior Note, 3.875%, 4/15/30 .......................... United States 80,000 72,653
Vodafone Group plc , Senior Bond , 6.15% , 2/27/37 .............
United Kingdom 100,000 101,710
761,431
Total Corporate Bonds (Cost $64,792,001) ......................................
57,881,215
Foreign Government and Agency Securities 1.7%
b
African Export-Import Bank (The) , Senior Bond , 144A, 3.994% ,
9/21/29 ........................................... Supranational
f
500,000 436,050
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 ....................................... Brazil 1,680,000 BRL 294,233
10%, 1/01/29 ....................................... Brazil 480,000 BRL 81,541
10%, 1/01/31 ....................................... Brazil 510,000 BRL 84,533
10%, 1/01/33 ....................................... Brazil 1,030,000 BRL 167,828
b
Bundesrepublik Deutschland , Reg S, 1.7% , 8/15/32 ........... Germany 610,000 EUR 608,889
Colombia Government Bond , Senior Bond , 3.25% , 4/22/32 ......
Colombia 200,000 146,089
Colombia Titulos de Tesoreria ,
B, 6.25%, 11/26/25 ................................... Colombia 740,000,000 COP 130,817
B, 6%, 4/28/28 ...................................... Colombia 1,220,000,000 COP 188,335
B, 7%, 3/26/31 ...................................... Colombia 850,000,000 COP 124,186
B, 7.25%, 10/26/50 .................................. Colombia 390,000,000 COP 45,782
b
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 300,000 235,530
b
Corp. Nacional del Cobre de Chile , Senior Bond , 144A, 3.7% ,
1/30/50 ........................................... Chile 200,000 149,640
Ecopetrol SA , Senior Bond , 5.875% , 5/28/45 .................
Colombia 150,000 104,765
b
Electricite de France SA , Senior Bond , 144A, 4.5% , 9/21/28 ..... France 400,000 379,391
b
France Government Bond ,
Reg S, Zero Cpn., 5/25/32 ............................. France 680,000 EUR 551,105
Reg S, 0.75%, 5/25/52 ................................ France 300,000 EUR 172,816
Israel Government Bond , Senior Bond , 2.75% , 7/03/30 .........
Israel 200,000 182,155
b
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 . South Korea 200,000 201,714
Korea Treasury Bonds ,
Senior Bond, 2%, 6/10/31 ............................. South Korea 900,000,000 KRW 623,174
Senior Bond, 1.875%, 3/10/51 .......................... South Korea 360,000,000 KRW 196,775
Malaysia Government Bond ,
3.48%, 3/15/23 ..................................... Malaysia 690,000 MYR 156,568
3.955%, 9/15/25 ..................................... Malaysia 260,000 MYR 59,329
3.899%, 11/16/27 .................................... Malaysia 500,000 MYR 113,723
Mexican Bonos Desarr Fixed Rate ,
M, 8%, 11/07/47 ..................................... Mexico 4,700,000
g
MXN 215,262
M, 8%, 7/31/53 ..................................... Mexico 5,100,000
g
MXN 233,400
M, Senior Bond, 7.75%, 11/13/42 ........................ Mexico 6,700,000
g
MXN 300,335
M 20, Senior Bond, 8.5%, 5/31/29 ....................... Mexico 6,400,000
g
MXN 319,649

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Mexican Bonos Desarr Fixed Rate, (continued)
M 30, Senior Bond, 8.5%, 11/18/38 ...................... Mexico 6,800,000
g
MXN $ 330,492
Mexico Government Bond , Senior Bond , 4.75% , 3/08/44 ........
Mexico 300,000 243,261
New South Wales Treasury Corp. , Senior Note , 4% , 4/20/23 .....
Australia 80,000 AUD 54,585
Panama Government Bond , Senior Bond , 2.252% , 9/29/32 ......
Panama 200,000 148,851
Panama Notas del Tesoro , Senior Note , 3.75% , 4/17/26 ........
Panama 250,000 235,753
b
Pertamina Persero PT , Senior Bond , 144A, 4.7% , 7/30/49 ....... Indonesia 200,000 163,757
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .........
Peru 200,000 165,946
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.25% , 10/24/42 .................... Indonesia 200,000 170,940
b
Petroleos del Peru SA , Senior Bond , 144A, 4.75% , 6/19/32 ...... Peru 200,000 154,940
Petroleos Mexicanos , Senior Bond , 6.625% , 6/15/35 ...........
Mexico 100,000 72,778
Poland Government Bond , 1.75% , 4/25/32 ..................
Poland 3,140,000 PLN 471,486
b
Queensland Treasury Corp. , Senior Bond , 144A, Reg S, 4.25% ,
7/21/23 ........................................... Australia 170,000 AUD 116,244
b
Romania Government Bond , Senior Bond , 144A, 5.125% , 6/15/48 . Romania 100,000 79,870
South Africa Government Bond ,
Senior Bond, 6.5%, 2/28/41 ............................ South Africa 6,300,000 ZAR 232,060
Senior Bond, 8.75%, 2/28/48 ........................... South Africa 5,200,000 ZAR 239,263
Uruguay Government Bond ,
Senior Bond, 4.375%, 1/23/31 .......................... Uruguay 40,000 39,831
Senior Bond, 5.75%, 10/28/34 .......................... Uruguay 150,000 162,489
Western Australian Treasury Corp. , Senior Bond , 6% , 10/16/23 ...
Australia 180,000 AUD 124,773
Total Foreign Government and Agency Securities (Cost $10,260,293) ..............
9,710,933
U.S. Government and Agency Securities 18.2%
U.S. Treasury Bonds ,
6%, 2/15/26 ........................................ United States 2,805,000 2,950,838
1.125%, 8/15/40 ..................................... United States 332,000 206,359
1.375%, 11/15/40 .................................... United States 2,091,000 1,360,539
1.875%, 2/15/41 ..................................... United States 310,000 219,277
2%, 11/15/41 ....................................... United States 1,320,000 943,155
2.75%, 8/15/42 ..................................... United States 2,335,000 1,879,629
h
4%, 11/15/42 ....................................... United States 590,000 577,831
2.875%, 5/15/43 ..................................... United States 2,760,000 2,255,330
3.125%, 8/15/44 ..................................... United States 725,000 613,305
2.5%, 5/15/46 ...................................... United States 945,000 705,871
2.25%, 8/15/46 ..................................... United States 3,305,000 2,342,031
3.375%, 11/15/48 .................................... United States 3,300,000 2,912,766
3%, 2/15/49 ........................................ United States 1,713,000 1,411,619
2.25%, 8/15/49 ..................................... United States 150,000 105,527
1.25%, 5/15/50 ..................................... United States 1,710,000 920,895
1.375%, 8/15/50 ..................................... United States 1,065,000 592,177
2%, 8/15/51 ........................................ United States 1,780,000 1,166,109
1.875%, 11/15/51 .................................... United States 1,275,000 807,981
2.25%, 2/15/52 ..................................... United States 1,910,000 1,328,942
2.875%, 5/15/52 ..................................... United States 3,500,000 2,805,469
3%, 8/15/52 ........................................ United States 960,000 791,250
U.S. Treasury Notes ,
1.5%, 3/31/23 ...................................... United States 465,000 461,738
2.125%, 3/31/24 ..................................... United States 1,500,000 1,453,506
2%, 4/30/24 ........................................ United States 1,345,000 1,298,135
2%, 5/31/24 ........................................ United States 1,705,000 1,642,994
2.5%, 5/31/24 ...................................... United States 1,980,000 1,921,296
2%, 6/30/24 ........................................ United States 2,255,000 2,169,292

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
1.75%, 7/31/24 ..................................... United States 10,725,000 $ 10,260,390
2.375%, 8/15/24 ..................................... United States 1,640,000 1,582,856
1.25%, 8/31/24 ..................................... United States 700,000 662,785
1.5%, 11/30/24 ...................................... United States 510,000 482,687
2.125%, 11/30/24 .................................... United States 4,500,000 4,308,223
0.25%, 9/30/25 ..................................... United States 310,000 278,395
0.375%, 11/30/25 .................................... United States 5,143,000 4,600,976
0.875%, 6/30/26 ..................................... United States 975,000 872,054
1.875%, 7/31/26 ..................................... United States 389,000 359,825
1.25%, 12/31/26 ..................................... United States 3,800,000 3,403,523
2.375%, 5/15/27 ..................................... United States 3,140,000 2,928,173
0.5%, 6/30/27 ...................................... United States 6,985,000 5,975,722
3.25%, 6/30/27 ..................................... United States 1,565,000 1,513,771
2.25%, 11/15/27 ..................................... United States 3,500,000 3,226,016
i
Index Linked, 0.5%, 1/15/28 ............................ United States 1,300,000 1,477,622
1.25%, 4/30/28 ..................................... United States 2,575,000 2,234,617
3.125%, 11/15/28 .................................... United States 320,000 305,256
1.625%, 8/15/29 ..................................... United States 2,565,000 2,226,440
4%, 10/31/29 ....................................... United States 1,800,000 1,800,984
0.625%, 8/15/30 ..................................... United States 1,550,000 1,220,443
1.125%, 2/15/31 ..................................... United States 800,000 652,219
1.25%, 8/15/31 ..................................... United States 765,000 620,546
1.375%, 11/15/31 .................................... United States 5,700,000 4,640,936
1.875%, 2/15/32 ..................................... United States 2,070,000 1,756,670
2.75%, 8/15/32 ..................................... United States 1,315,000 1,197,677
4.125%, 11/15/32 .................................... United States 500,000 510,352
d
FRN, 4.383%, (3-month U.S. Treasury Bill Rate + (0.015)%),
1/31/24 ........................................... United States 750,000 750,047
d
FRN, 4.323%, (3-month U.S. Treasury Bill Rate + (0.075)%),
4/30/24 ........................................... United States 840,000 838,437
d
FRN, 4.435%, (3-month U.S. Treasury Bill Rate + 0.037%),
7/31/24 ........................................... United States 4,100,000 4,095,514
Total U.S. Government and Agency Securities (Cost $113,608,810) ................
100,627,017
Asset-Backed Securities 0.6%
Airlines 0.1%
American Airlines Pass-Through Trust , 2016-3 , A , 3.25% , 10/15/28 .
United States 396,775 308,916
United Airlines Pass-Through Trust ,
2016-1, A, 3.45%, 7/07/28 ............................. United States 73,617 62,115
2019-2, A, 2.9%, 5/01/28 .............................. United States 87,888 70,722
2020-1, B, 4.875%, 7/15/27 ............................ United States 228,600 217,745
659,498
a a a a a a
Consumer Finance 0.0%
†
j
Northstar Education Finance, Inc. , 2007-1 , A4 , FRN , 5.886% ,
1/29/46 . ........................................... United States 125,000 123,748

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services 0.5%
k
Asset-Backed Securities Corp. Home Equity Loan Trust , 2006-HE3 ,
A5 , FRN , 2.892% , ( 1-month USD LIBOR + 0.54% ), 3/25/36 . .... United States 89,696 $ 85,396
b,k
Carlyle Global Market Strategies CLO Ltd. , 2013-4A , A1RR , 144A,
FRN , 5.079% , ( 3-month USD LIBOR + 1% ), 1/15/31 . ......... United States 246,369 242,435
b
Dividend Solar Loans LLC , 2018-1 , B , 144A, 4.29% , 7/20/38 . .... United States 109,906 99,635
k
First Frankin Mortgage Loan Trust , 2006-FF4 , A3 , FRN , 4.129% ,
( 1-month USD LIBOR + 0.56% ), 3/25/36 . .................. United States 63,378 62,719
b
Jimmy Johns Funding LLC , 2017-1A , A2II , 144A, 4.846% , 7/30/47 . United States 121,500 112,033
b
Mosaic Solar Loan Trust , 2021-3A , B , 144A, 1.92% , 6/20/52 . ..... United States 162,362 122,992
b
MVW LLC , 2021-1WA , A , 144A, 1.14% , 1/22/41 . .............. United States 85,194 77,874
b,k
Neuberger Berman Loan Advisers CLO 40 Ltd. , 2021-40A , A , 144A,
FRN , 5.139% , ( 3-month USD LIBOR + 1.06% ), 4/16/33 . ....... United States 500,000 493,410
b
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................... United States 490,000 414,931
b,k
Octagon Investment Partners XXI Ltd. , 2014-1A , AAR3 , 144A, FRN ,
5.65% , ( 3-month USD LIBOR + 1% ), 2/14/31 . .............. United States 250,000 245,923
b,k
Palmer Square CLO Ltd. , 2014-1A , A1R2 , 144A, FRN , 5.209% ,
( 3-month USD LIBOR + 1.13% ), 1/17/31 . .................. United States 250,000 247,375
b,k
Reese Park CLO Ltd. , 2020-1A , AR , 144A, FRN , 5.209% , ( 3-month
USD LIBOR + 1.13% ), 10/15/34 . ........................ United States 180,000 174,208
b,k
Symphony CLO XV Ltd. , 2014-15A , AR3 , 144A, FRN , 5.159% ,
( 3-month USD LIBOR + 1.08% ), 1/17/32 . .................. United States 250,000 245,083
2,624,014
a a a a a a
Road & Rail 0.0%
†
b
Avis Budget Rental Car Funding AESOP LLC , 2022-3A , A , 144A,
4.62% , 2/20/27 . ..................................... United States 110,000 107,551
Total Asset-Backed Securities (Cost $3,659,043) ................................
3,514,811
Commercial Mortgage-Backed Securities 0.6%
Diversified Financial Services 0.5%
BANK ,
2017-BNK7, A4, 3.175%, 9/15/60 ........................ United States 130,000 119,111
2021-BN33, A5, 2.556%, 5/15/64 ........................ United States 210,000 174,010
b,k
BPR Trust , 2022-OANA , A , 144A, FRN , 6.234% , ( 1-month SOFR +
1.898% ), 4/15/37 .................................... United States 150,000 146,738
b,k
BX Commercial Mortgage Trust ,
2021-21M, A, 144A, FRN, 5.048%, (1-month USD LIBOR +
0.73%), 10/15/36 .................................... United States 119,202 114,713
2021-VINO, A, 144A, FRN, 4.97%, (1-month USD LIBOR +
0.652%), 5/15/38 .................................... United States 150,000 144,607
2021-VOLT, B, 144A, FRN, 5.268%, (1-month USD LIBOR +
0.95%), 9/15/36 ..................................... United States 250,000 236,198
2022-LP2, A, 144A, FRN, 5.349%, (1-month SOFR + 1.013%),
2/15/39 ........................................... United States 213,530 206,121
b,k
BX Mortgage Trust ,
2021-PAC, A, 144A, FRN, 5.007%, (1-month USD LIBOR +
0.689%), 10/15/36 ................................... United States 230,000 221,120
2022-MVRK, A, 144A, FRN, 5.793%, (1-month SOFR + 1.467%),
3/15/39 ........................................... United States 120,000 117,406
b
BX Trust ,
2022-CLS, A, 144A, 5.76%, 10/13/27 ..................... United States 100,000 98,105
k
2022-IND, A, 144A, FRN, 5.817%, (1-month SOFR + 1.491%),
4/15/37 ........................................... United States 373,435 366,181

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Diversified Financial Services (continued)
GNMA , 2021-21 , AH , 1.4% , 6/16/63 .......................
United States 88,595 $ 69,420
b,k
ILPT Commercial Mortgage Trust , 2022-LPF2 , A , 144A, FRN ,
6.581% , ( 1-month SOFR + 2.245% ), 10/15/39 .............. United States 100,000 100,195
b,k
INTOWN Mortgage Trust , 2022-STAY , A , 144A, FRN , 6.825% ,
( 1-month SOFR + 2.489% ), 8/15/39 ...................... United States 130,000 129,474
b,k
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2022-
ACB , A , 144A, FRN , 5.207% , ( 30-day SOFR Average + 1.4% ),
3/15/39 ........................................... United States 150,000 145,234
b,k
LAQ Mortgage Trust , 2022-LAQ , A , 144A, FRN , 6.05% , ( 1-month
SOFR + 1.724% ), 3/15/39 ............................. United States 33,094 32,436
b,k
MF1 Ltd. , 2021-FL7 , A , 144A, FRN , 5.419% , ( 1-month USD LIBOR +
1.08% ), 10/16/36 .................................... United States 100,000 95,936
b,k
MTN Commercial Mortgage Trust , 2022-LPFL , A , 144A, FRN ,
5.733% , ( 1-month SOFR + 1.397% ), 3/15/39 ............... United States 100,000 97,515
b,k
SREIT Trust ,
2021-MFP, A, 144A, FRN, 5.049%, (1-month USD LIBOR +
0.731%), 11/15/38 ................................... United States 140,000 134,859
2021-MFP2, A, 144A, FRN, 5.14%, (1-month USD LIBOR +
0.822%), 11/15/36 ................................... United States 100,000 96,397
2,845,776
a a a a a a
Thrifts & Mortgage Finance 0.1%
Citigroup Commercial Mortgage Trust , 2016-P6 , A4 , 3.458% ,
12/10/49 .......................................... United States 266,043 249,404
FNMA , 2014-6 , Z , 2.5% , 2/25/44 ..........................
United States 124,943 104,818
JPMBB Commercial Mortgage Securities Trust , 2015-C33 , A4 ,
3.77% , 12/15/48 ..................................... United States 122,000 116,553
WFRBS Commercial Mortgage Trust , 2014-C23 , A5 , 3.917% ,
10/15/57 .......................................... United States 106,000 102,743
573,518
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $3,501,311) .................
3,419,294
Mortgage-Backed Securities 4.6%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.3%
FHLMC Gold Pool, 30 Year, 4.5%, 1/01/49 .................. United States 363,135 358,922
FHLMC Pool, 15 Year, 3%, 8/01/34 ........................ United States 43,814 41,173
FHLMC Pool, 15 Year, 4%, 11/01/37 ....................... United States 195,482 190,967
FHLMC Pool, 20 Year, 3%, 5/01/42 ........................ United States 191,901 171,621
FHLMC Pool, 30 Year, 2%, 2/01/52 - 8/01/52 ................. United States 731,225 596,382
FHLMC Pool, 30 Year, 2.5%, 12/01/50 - 1/01/52 .............. United States 707,453 606,065
FHLMC Pool, 30 Year, 3%, 3/01/50 - 7/01/52 ................. United States 1,084,089 956,936
FHLMC Pool, 30 Year, 3.5%, 4/01/50 - 8/01/52 ............... United States 2,020,657 1,874,185
FHLMC Pool, 30 Year, 4%, 5/01/47 - 6/01/52 ................. United States 801,445 761,758
FHLMC Pool, 30 Year, 4.5%, 10/01/48 - 10/01/52 ............. United States 713,175 696,138
FHLMC Pool, 30 Year, 5%, 8/01/52 - 11/01/52 ................ United States 559,057 553,521
FHLMC Pool, 30 Year, 5.5%, 12/01/52 ...................... United States 318,184 319,336
7,127,004
Federal National Mortgage Association (FNMA) Fixed Rate 2.6%
FNMA, 2.5%, 9/01/61 .................................. United States 188,744 156,365
FNMA, 3.66%, 10/01/32 ................................ United States 200,000 187,683
FNMA, 3.75%, 9/01/32 ................................. United States 100,000 94,560
FNMA, 3.89%, 7/01/32 ................................. United States 100,000 93,864
FNMA, 15 Year, 2%, 8/01/36 - 12/01/36 ..................... United States 1,015,982 907,362
FNMA, 15 Year, 2.5%, 7/01/36 ........................... United States 335,561 308,360

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 20 Year, 2%, 3/01/42 ............................. United States 94,744 $ 79,975
FNMA, 20 Year, 2.5%, 5/01/42 ........................... United States 94,735 82,369
FNMA, 30 Year, 1.5%, 3/01/51 ........................... United States 87,656 67,791
FNMA, 30 Year, 2%, 5/01/51 - 3/01/52 ...................... United States 3,289,410 2,688,720
FNMA, 30 Year, 2.5%, 5/01/51 - 3/01/52 .................... United States 3,609,529 3,070,040
FNMA, 30 Year, 3%, 9/01/50 - 11/01/51 ..................... United States 2,069,083 1,827,970
FNMA, 30 Year, 3.5%, 6/01/49 - 9/01/52 .................... United States 475,136 435,369
FNMA, 30 Year, 4%, 2/01/49 - 6/01/52 ...................... United States 428,155 405,676
FNMA, 30 Year, 4.5%, 2/01/50 - 9/01/52 .................... United States 642,210 621,405
FNMA, 30 Year, 5%, 10/01/52 - 12/01/52 .................... United States 297,306 293,473
FNMA, 30 Year, 5.5%, 12/01/52 ........................... United States 218,917 219,710
l
FNMA, Single-family, 30 Year, 2%, 1/25/53 .................. United States 1,000,000 813,929
l
FNMA, Single-family, 30 Year, 2.5%, 1/25/53 - 2/25/53 .......... United States 500,000 423,581
l
FNMA, Single-family, 30 Year, 3%, 1/25/53 .................. United States 500,000 438,919
l
FNMA, Single-family, 30 Year, 3.5%, 1/25/53 - 2/25/53 .......... United States 400,000 363,505
l
FNMA, Single-family, 30 Year, 4%, 1/25/53 - 2/25/53 ........... United States 300,000 281,439
l
FNMA, Single-family, 30 Year, 4.5%, 1/25/53 - 2/25/53 .......... United States 300,000 288,794
l
FNMA, Single-family, 30 Year, 5.5%, 2/25/53 ................. United States 100,000 100,227
14,251,086
Government National Mortgage Association (GNMA) Fixed Rate 0.7%
GNMA II, 3%, 8/20/50 - 5/20/51 ........................... United States 187,658 167,163
GNMA II, 3.5%, 1/20/48 - 6/20/50 ......................... United States 193,018 178,235
GNMA II, Single-family, 30 Year, 2%, 5/20/52 ................. United States 801,745 672,865
GNMA II, Single-family, 30 Year, 2.5%, 2/20/50 - 6/20/52 ........ United States 1,223,276 1,064,353
GNMA II, Single-family, 30 Year, 3%, 2/20/51 - 1/15/53 ......... United States 523,418 469,673
l
GNMA II, Single-family, 30 Year, 3.5%, 1/15/53 ............... United States 200,000 183,786
GNMA II, Single-family, 30 Year, 4%, 8/20/46 - 8/20/48 ......... United States 377,137 361,860
GNMA II, Single-family, 30 Year, 4.5%, 6/20/48 - 2/15/53 ........ United States 300,248 294,142
l
GNMA II, Single-family, 30 Year, 5%, 2/15/53 ................. United States 200,000 198,177
l
GNMA II, Single-family, 30 Year, 5.5%, 2/15/53 ............... United States 200,000 201,025
l
GNMA II, Single-family, 30 Year, 6%, 2/15/53 ................. United States 100,000 101,417
3,892,696
Total Mortgage-Backed Securities (Cost $27,351,699) ............................
25,270,786
Municipal Bonds 0.3%
Arizona 0.0%
†
Maricopa County Union High School District No. 210-Phoenix , GO ,
2020 C , 5% , 7/01/31 ................................. United States 200,000 225,457
California 0.2%
California Health Facilities Financing Authority , State of California
Personal Income Tax , Revenue, Senior Lien , 2019 , 2.934% ,
6/01/32 ........................................... United States 65,000 54,512
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ............................. United States 540,000 478,483
San Bernardino Community College District ,
GO, 2021, Refunding, 2.686%, 8/01/41 ................... United States 485,000 342,866
GO, 2021, Refunding, 2.856%, 8/01/49 ................... United States 285,000 182,447
1,058,308
Ohio 0.0%
†
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ........................................... United States 160,000 116,435

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.1%
City of Austin , Electric Utility , Revenue , 2008 , Refunding , AGMC
Insured , 6.262% , 11/15/32 ............................. United States 315,000 $ 336,572
Total Municipal Bonds (Cost $2,133,279) .......................................
1,736,772
Residential Mortgage-Backed Securities 0.2%
Diversified Financial Services 0.2%
b,j
BRAVO Residential Funding Trust , 2022-NQM3 , A1 , 144A, FRN ,
5.108% , 7/25/62 ..................................... United States 96,077 94,420
b,k
Connecticut Avenue Securities Trust , 2022-R04 , 1M2 , 144A, FRN ,
7.028% , ( 30-day SOFR Average + 3.1% ), 3/25/42 ........... United States 120,000 119,720
b,k
FHLMC STACR REMIC Trust , 2022-DNA3 , M1A , 144A, FRN ,
5.928% , ( 30-day SOFR Average + 2% ), 4/25/42 ............. United States 91,942 91,525
b
Legacy Mortgage Asset Trust , 2021-GS3 , A1 , 144A, 1.75% , 7/25/61 United States 115,181 104,680
b,j
New Residential Mortgage Loan Trust ,
2016-4A, A1, 144A, FRN, 3.75%, 11/25/56 ................. United States 110,233 101,104
2017-1A, A1, 144A, FRN, 4%, 2/25/57 .................... United States 103,530 97,748
2018-3A, A1, 144A, FRN, 4.5%, 5/25/58 ................... United States 93,627 87,977
b,j
PRKCM Trust , 2021-AFC2 , A1 , 144A, FRN , 2.071% , 11/25/56 .... United States 88,942 74,115
b
SG Residential Mortgage Trust , 2022-2 , A1 , 144A, 5.353% , 8/25/62 United States 126,711 124,690
b
Verus Securitization Trust , 2022-6 , A3 , 144A, 4.91% , 6/25/67 .... United States 94,147 87,913
983,892
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $1,003,506) ..................
983,892
Total Long Term Investments (Cost $529,261,905) ...............................
532,126,206
a
Number of
Contracts
Notional
Amount
#
a a a aa
Options Purchased 0.0%
†
Calls - Exchange-Traded
Options on Interest Rate Futures
U.S. Treasury 10 Year Notes Futures, January Strike Price $112.75,
Expires 1/27/23 ..................................... 1 100,000 719
U.S. Treasury 10 Year Notes Futures, January Strike Price $113.50,
Expires 1/27/23 ..................................... 7 700,000 3,063
U.S. Treasury 10 Year Notes Futures, January Strike Price $114.00,
Expires 1/27/23 ..................................... 2 200,000 625
U.S. Treasury 5 Year Notes Futures, January Strike Price $108.25,
Expires 1/27/23 ..................................... 1 100,000 484
U.S. Treasury 5 Year Notes Futures, January Strike Price $108.75,
Expires 1/27/23 ..................................... 1 100,000 297
U.S. Treasury 5 Year Notes Futures, January Strike Price $109.50,
Expires 1/27/23 ..................................... 1 100,000 133
5,321
Puts - Exchange-Traded
Options on Interest Rate Futures
3-month SOFR 1-year Mid-Curve Futures, January Strike Price
$95.63, Expires 1/13/23 ............................... 14 3,500,000 1,837
3-month SOFR 1-year Mid-Curve Futures, January Strike Price
$95.88, Expires 1/13/23 ............................... 15 3,750,000 5,437
Total Options Purchased (Cost $19,805) ........................................
12,595

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments 3.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.3%
m
FHLB ,
1/11/23 ........................................... United States 180,000 $ 179,826
2/15/23 ........................................... United States 180,000 179,054
2/22/23 ........................................... United States 530,000 526,701
2/28/23 ........................................... United States 210,000 208,564
3/08/23 ........................................... United States 330,000 327,461
1,421,606
m
U.S. Treasury Bills ,
3/02/23 ........................................... United States 20,000 19,864
3/28/23 ........................................... United States 20,000 19,804
5/25/23 ........................................... United States 220,000 216,089
255,757
Total U.S. Government and Agency Securities (Cost $1,677,157) ..................
1,677,363
Shares
a a a
Money Market Funds 3.3%
n,o
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .... United States 15,109,675 15,109,675
o
JPMorgan 100% U.S. Treasury Securities Money Market Fund,
3.52% ............................................ United States 2,533,729 2,533,729
n,o
Western Asset Premier Institutional Government Reserves, 4.25% United States 105,090 105,090
n,o
Western Asset Premier Institutional U.S. Treasury Reserves, 3.96% United States 633,433 633,433
Total Money Market Funds (Cost $18,381,928) ..................................
18,381,927
Total Short Term Investments (Cost $20,059,085 ) ................................
20,059,290
a
Total Investments (Cost $549,340,795) 99.8% ...................................
$552,198,091
Options Written (0.0)%
†
......................................................
(16,125)
Other Assets, less Liabilities 0.2% .............................................
1,123,964
Net Assets 100.0% ...........................................................
$553,305,930
Number of
Contracts
Notional
Amount
#
a a a
p
Options Written (0.0)%
†
Calls - Exchange-Traded
Options on Interest Rate Futures
U.S. Treasury 10 Year Notes Futures, January Strike Price $114.50,
Expires 1/27/23 ..................................... 1 100,000 (203)
U.S. Treasury 10 Year Notes Futures, January Strike Price $115.00,
Expires 1/27/23 ..................................... 1 100,000 (141)
U.S. Treasury 10 Year Notes Futures, January Strike Price $115.50,
Expires 1/27/23 ..................................... 1 100,000 (110)
U.S. Treasury 10 Year Notes Futures, January Strike Price $116.00,
Expires 1/27/23 ..................................... 2 200,000 (156)
U.S. Treasury 30 Year Bonds Futures, January Strike Price $132.00,
Expires 1/27/23 ..................................... 1 100,000 (203)
(813)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
p
Options Written
(continued)
Puts - Exchange-Traded
Options on Interest Rate Futures
U.S. Treasury 10 Year Notes Futures, January Strike Price $114.00,
Expires 1/27/23 ..................................... 2 200,000 $ (4,031)
U.S. Treasury 30 Year Bonds Futures, January Strike Price $130.00,
Expires 1/27/23 ..................................... 1 100,000 (5,062)
U.S. Treasury 5 Year Notes Futures, January Strike Price $107.50,
Expires 1/27/23 ..................................... 8 800,000 (3,625)
U.S. Treasury 5 Year Notes Futures, January Strike Price $109.00,
Expires 1/27/23 ..................................... 2 200,000 (2,594)
(15,312)
Total Options Written (Premiums received $10,420) .............................
$ (16,125)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2022, the Fund had the following futures contracts outstanding. See Note 1(d) .
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the aggregate value of these securities was $22,778,852, representing 4.1% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
The coupon rate shown represents the rate at period end.
e
Perpetual security with no stated maturity date.
f
A supranational organization is an entity formed by two or more central governments through international treaties.
g
Principal amount is stated in 100 Mexican Peso Units.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
i
Principal amount of security is adjusted for inflation. See Note 1(g).
j
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
Security purchased on a to-be-announced (TBA) basis. See Note 1(c).
m
The security was issued on a discount basis with no stated coupon rate.
n
See Note 3(e) regarding investments in affiliated management investment companies.
o
The rate shown is the annualized seven-day effective yield at period end.
p
See Note 1(d) regarding written options.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Short 82 $ 15,830,100 3/17/23 $ 671,435
S&P 500 E-Mini Index ......................... Long 18 3,474,900 3/17/23 (147,497)
Interest rate contracts
30-day Federal Funds ......................... Short 24 9,567,765 1/31/23 (546)
3-month SOFR .............................. Short 39 9,308,325 3/19/24 54,514
3-month SOFR .............................. Long 15 3,624,750 3/18/25 (6,244)
90-day Eurodollar ............................ Long 11 2,614,713 3/13/23 (39,181)
U.S. Treasury 10 Year Notes .................... Long 182 20,438,031 3/22/23 (189,334)
U.S. Treasury 10 Year Ultra Notes ................ Short 5 591,406 3/22/23 7,247
U.S. Treasury 2 Year Notes ..................... Short 7 1,435,547 3/31/23 3,703
U.S. Treasury 5 Year Notes ..................... Long 92 9,929,531 3/31/23 (56,752)
U.S. Treasury Long Bonds ..................... Long 2 250,688 3/22/23 (5,518)
U.S. Treasury Ultra Bonds ...................... Short 10 1,343,125 3/22/23 44,360
U.S. Treasury Ultra Bonds ...................... Long 7 940,188 3/22/23 (26,168)
Total Futures Contracts ...................................................................... $310,019
*
As of period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
At December 31, 2022, the Fund had the following credit default swap contracts outstanding. See Note 1(d) .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Swedish Krona ..... HSBC Buy 6,200,000 561,508 1/13/23 $ 32,948 $ —
Brazilian Real ...... HSBC Buy 500,000 95,942 1/19/23 — (1,650)
Brazilian Real ...... HSBC Sell 1,910,000 355,872 1/19/23 — (4,320)
Polish Zloty ........ CITI Buy 250,000 54,687 1/20/23 2,334 —
Columbian Peso .... JPHQ Sell 1,620,000,000 323,799 1/27/23 — (8,803)
Mexican Peso ...... CITI Buy 5,000,000 249,531 1/31/23 5,640 —
Mexican Peso ...... CITI Sell 25,900,000 1,275,142 1/31/23 — (46,646)
Euro ............. BZWS Buy 1,370,000 1,375,555 2/03/23 94,235 —
Euro ............. MSCO Sell 550,000 589,529 2/03/23 — (533)
Thai Baht ......... HSBC Buy 4,500,000 119,832 2/10/23 11,078 —
South African Rand .. HSBC Sell 7,700,000 442,094 2/15/23 — (9,344)
British Pound ...... JPHQ Buy 430,000 529,579 3/03/23 — (8,984)
British Pound ...... JPHQ Sell 430,000 517,561 3/03/23 — (3,034)
Australian Dollar .... JPHQ Sell 420,000 285,731 3/07/23 — (960)
South Korean Won .. JPHQ Sell 540,000,000 414,556 3/08/23 — (14,837)
Japanese Yen ...... JPHQ Buy 342,000,000 2,534,497 3/14/23 95,147 —
Chilean Peso ...... JPHQ Buy 600,000,000 687,246 3/20/23 11,986 —
Norwegian Krone ... MSCO Buy 5,800,000 597,794 3/20/23 — (3,818)
Malaysian Ringgit ... GSCO Sell 1,320,000 302,683 3/21/23 — (159)
Total Forward Exchange Contracts ................................................... $253,368 $(103,088)
Net unrealized appreciation (depreciation) ............................................ $150,280
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.IG.39 .. 1.00% Quarterly 12/20/27 7,648,000 $ 63,292 $ (24,638) $ 87,930
Investment
Grade
CDX.NA.IG.39 .. 1.00% Quarterly 12/20/32 660,000 (8,850) (11,174) 2,324
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $54,442 $(35,812) $90,254

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2022, the Fund had the following interest rate swap contracts outstanding. See Note 1(d) .
See Note 9 regarding other derivative information.
See A bbreviations on page FA- 70 .
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Mexico
Government
Bond ...... 1.00% Quarterly GSCO 6/20/26 200,000 $ 310 $ 403 $ (93) BBB
Total OTC Swap Contracts .............................................. $310 $403 $(93)
Total Credit Default Swap Contracts .................................... $54,752 $ (35,409) $90,161
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 3.27% .... Annual 4/30/29 2,318,000 $ 52,480 $ (64,226) $ 116,706
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 3.85% .... Annual 6/30/29 686,000 (7,887) 859 (8,746)
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.6% ..... Annual 2/15/48 275,000 33,308 18,814 14,494
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.62% .... Annual 2/15/48 1,120,000 134,761 21,518 113,243
Total Interest Rate Swap Contracts ............................... $212,662 $ (23,035) $235,697
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2022
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Allocation VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $533,492,597
Cost - Non-controlled affiliates (Not e 3e) ........................................................ 15,848,198
Value - Unaffiliated issuers .................................................................. $536,349,893
Value - Non-controlled affiliates (Not e 3e) ....................................................... 15,848,198
Cash .................................................................................... 858,447
Foreign currency, at value (cost $126,798) ........................................................ 128,031
Receivables:
Investment securities sold ................................................................... 6,735,747
Capital shares sold ........................................................................ 543,661
Dividends and interest ..................................................................... 2,126,391
Deposits with brokers for:
OTC derivative contracts .................................................................. 10,000
Futures contracts ........................................................................ 1,682,175
Centrally cleared swap contracts ............................................................ 96,223
Variation margin on centrally cleared swap contracts ............................................... 49,710
OTC swap contracts (upfront payments $565) ..................................................... 403
Unrealized appreciation on OTC forward exchange contracts .......................................... 253,368
Total assets .......................................................................... 564,682,247
Liabilities:
Payables:
Investment securities purchased .............................................................. 9,949,008
Capital shares redeemed ................................................................... 476,063
Management fees ......................................................................... 423,729
Distribution fees .......................................................................... 147,968
Trustees' fees and expenses ................................................................. 1,056
Variation margin on futures contracts ........................................................... 22,076
Deposits from brokers for:
OTC derivative contracts .................................................................. 10,000
Unrealized depreciation on OTC swap contracts .................................................... 93
Options written, at value (premiums received $10,420) ............................................... 16,125
Unrealized depreciation on OTC forward exchange contracts .......................................... 103,088
Deferred tax ............................................................................... 26,694
Accrued expenses and other liabilities ........................................................... 200,417
Total liabilities ......................................................................... 11,376,317
Net assets, at value ................................................................. $553,305,930
Net assets consist of:
Paid-in capital ............................................................................. $540,509,698
Total distributable earnings (losses) ............................................................. 12,796,232
Net assets, at value ................................................................. $553,305,930

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2022
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Allocation VIP
Fund
Class 1:
Net assets, at value ....................................................................... $647,720
Shares outstanding ........................................................................ 145,391
Net asset value and maximum offering price per share ............................................. $4.46
Class 2:
Net assets, at value ....................................................................... $223,917,404
Shares outstanding ........................................................................ 50,780,056
Net asset value and maximum offering price per share ............................................. $4.41
Class 4:
Net assets, at value ....................................................................... $328,740,806
Shares outstanding ........................................................................ 71,701,306
Net asset value and maximum offering price per share ............................................. $4.58

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2022
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Allocation VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $298,292)
Unaffiliated issuers ........................................................................ $7,281,927
Non-controlled affiliates (Not e 3e) ............................................................. 256,677
Interest: (net of foreign taxes of $2,336)
Unaffiliated issuers ........................................................................ 5,203,970
Total investment income ................................................................... 12,742,574
Expenses:
Management fees (Note 3 a ) ................................................................... 3,325,100
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 625,422
    Class 4 ................................................................................ 1,237,807
Custodian fees (Note 4 ) ...................................................................... 38,035
Reports to shareholders fees .................................................................. (83,212)
Professional fees ........................................................................... 127,474
Trustees' fees and expenses .................................................................. 7,766
Other .................................................................................... 71,440
Total expenses ......................................................................... 5,349,832
Expense reductions (Note 4 ) ............................................................... (1)
Expenses waived/paid by affiliates (Not e 3e and 3f) .............................................. (68,045)
Net expenses ......................................................................... 5,281,786
Net investment income ................................................................ 7,460,788
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $8,266)
Unaffiliated issuers ...................................................................... 14,633,375
Non-controlled affiliates (Not e 3e) ........................................................... (1,396,313)
Written options ........................................................................... 341,789
Foreign currency transactions ................................................................ 49,800
Forward exchange contracts ................................................................. (448,644)
Futures contracts ......................................................................... (3,962,569)
TBA sale commitments ..................................................................... (119,379)
Swap contracts ........................................................................... 56,866
Net realized gain (loss) .................................................................. 9,154,925
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (132,352,181)
Non-controlled affiliates (Not e 3e) ........................................................... 1,151,023
Translation of other assets and liabilities denominated in foreign currencies .............................. 23,472
Written options ........................................................................... (5,705)
Forward exchange contracts ................................................................. 150,280
Futures contracts ......................................................................... 238,403
Swap contracts ........................................................................... 329,624
Change in deferred taxes on unrealized appreciation ............................................... 2,726
Net change in unrealized appreciation (depreciation) ............................................ (130,462,358)
Net realized and unrealized gain (loss) ............................................................ (121,307,433)
Net increase (decrease) in net assets resulting from operations .......................................... $(113,846,645)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Allocation VIP Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $7,460,788 $5,721,145
Net realized gain (loss) ................................................. 9,154,925 66,714,704
Net change in unrealized appreciation (depreciation) ........................... (130,462,358) 11,744,579
Net increase (decrease) in net assets resulting from operations ................ (113,846,645) 84,180,428
Distributions to shareholders:
Class 1 ............................................................. (86,111) (15,547)
Class 2 ............................................................. (28,489,853) (7,020,699)
Class 4 ............................................................. (38,575,172) (6,571,792)
Total distributions to shareholders .......................................... (67,151,136) (13,608,038)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 32,245 (44,550)
Class 2 ............................................................. (2,410,465) (128,346 ,341)
Class 4 ............................................................. 15,006,285 (29,324,411)
Total capital share transactions ............................................ 12,628,065 (157,715,302)
Net increase (decrease) in net assets ................................... (168,369,716) (87,142,912)
Net assets:
Beginning of year ....................................................... 721,675,646 808,818,558
End of year ........................................................... $553,305,930 $721,675,646

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin Allocation VIP Fund

Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC946. Franklin Allocation VIP Fund (Fund)
is included in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund
the benefits of variable life insurance policies or variable annuity contracts. At December 31, 2022, 45.2% of the
Fund’s shares were held through one insurance company.
Investment activities of these insurance company separate
accounts could have a material impact on the Fund. The
Fund offers three classes of shares: Class 1, Class 2 and
Class 4. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Allocation VIP Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery and
TBA Basis
The Fund purchases securities on a delayed delivery and
to-be-announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Allocation VIP Fund
(continued)
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At December 31, 2022, the Fund had
OTC derivatives in a net liability position of $43,023 and the aggregate value of collateral pledged for such contracts was
$10,000.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Allocation VIP Fund
(continued)
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain or loss in the Statement of Operations.
The Fund entered into inflation index swap contracts
primarily to manage and/or gain exposure to inflation risk.
An inflation index swap is an agreement between the Fund
and a counterparty to exchange cash flows whereby one
party makes payments based on the percentage change in
an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded
fixed rate, applied to a notional amount. These agreements
may be privately negotiated in the over-the-counter market
(OTC inflation index swap) or may be executed on a
registered exchange (centrally cleared inflation index swap).
For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and the daily change in
fair value is accounted for as a variation margin payable
or receivable. Over the term of the contract, contractually
required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Typically, an inflation index swap has
payment obligations netted and exchanged upon maturity. At
December 31, 2022, the Fund had no inflation index swap
contracts.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time they are realized.
The Fund purchased or wrote exchange traded option
contracts primarily to manage and/or gain exposure to
interest rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 9 regarding other derivative information.
e. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Allocation VIP Fund
(continued)
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividend
income, capital gain distributions are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
1. Organization and Significant Accounting Policies
(continued)
e. Mortgage Dollar Rolls
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Allocation VIP Fund
(continued)
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 16,838 $79,334 11,749 $68,109
Shares issued in reinvestment of distributions .......... 19,526 86,111 2,704 15,547
Shares redeemed ............................... (30,604) (133,200) (22,563) (128,206)
Net increase (decrease) .......................... 5,760 $32,245 (8,110) $(44,550)
Class 2 Shares:
Shares sold ................................... 2,067,285 $10,531,771 2,481,710 $14,077,892
Shares issued in reinvestment of distributions .......... 6,519,416 28,489,853 1,231,702 7,020,699
Shares redeemed ............................... (8,499,043) (41,432,089) (26,406,666) (149,444,932)
Net increase (decrease) .......................... 87,658 $(2,410,465) (22,693,254) $(128,346,341)
Class 4 Shares:
Shares sold ................................... 2,663,783 $13,538,819 1,953,061 $11,577,200
Shares issued in reinvestment of distributions .......... 8,478,060 38,575,172 1,113,863 6,571,792
Shares redeemed ............................... (7,330,236) (37,107,706) (8,025,411) (47,473,403)
Net increase (decrease) .......................... 3,811,607 $15,006,285 (4,958,487) $(29,324,411)
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Allocation VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and p aid monthly, to Advisers of 0.55 % per year of the average daily net assets of the Fund .
Under each subadvisory agreement, the below entities provide subadvisory services to the Fund. The subadvisory fees are paid by Advisors and are not an additional expense of the Fund. Each subadvisor is compensated for managing its respective portion of the Fund's average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Brandywine Global Investment Management, LLC (Brandywine) Investment manager
ClearBridge Investments, LLC (ClearBridge) Investment manager
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
Templeton Global Advisors Limited (Global Advisors) Investment manager
Western Asset Management Company, LLC (Western) Investment manager
Western Asset Management Company, Limited (Western London) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Subadvisors
Brandywine (Effective May 9, 2022)
ClearBridge (Effective April 22, 2022)
FT Institutional
Global Advisors
Western (Effective June 13, 2022)
Western London (Effective June 13, 2022)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Allocation VIP Fund
(continued)
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2022, the Fund held investments in affiliated management investment companies as follows:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees and certain non-
routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses for each class of the Fund do not exceed 0.57%, based on the average net assets of each class until
April 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $ 18,002,980 $ 192,608,654 $ (195,501,959) $ — $ — $ 15,109,675 15,109,675 $ 220,022
Templeton Global Bond VIP
Fund, Class 1 ............ 7,062,310 — (6,817,020) (1,396,313) 1,151,023 —  — —
Western Asset Premier
Institutional Government
Reserves, Class Premium,
4.25% ................. — 48,198,077 (48,092,987) — — 105,090 105,090 28,494
Western Asset Premier
Institutional U.S. Treasury
Reserves, Class Premium,
3.96% ................. — 20,876,008 (20,242,575) — — 633,433 633,433 8,161
Total Affiliated Securities ... $25,065,290 $261,682,739 $(270,654,541) $(1,396,313) $1,151,023 $15,848,198 $256,677
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Allocation VIP Fund
(continued)
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2022 and 2021, was as follows:
At December 31, 2022, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, bond discounts and premiums, wash sales and financial futures transactions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2022, aggregated
$630,536,839 and $668,725,842, respectively.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
2022 2021
Distributions paid from:
Ordinary income .......................................................... $20,845,979 $13,608,038
Long term capital gain ...................................................... 46,305,157 —
$67,151,136 $13,608,038
Cost of investments .......................................................................... $556,525,196
Unrealized appreciation ........................................................................ $52,845,705
Unrealized depreciation ........................................................................ (56,465,699)
Net unrealized appreciation (depreciation) .......................................................... $(3,619,994)
Distributable earnings:
Undistributed ordinary income ................................................................... $7,222,094
Undistributed long term capital gains .............................................................. 9,194,658
Total distributable earnings ..................................................................... $16,416,752

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Allocation VIP Fund
(continued)
9. Other Derivative Information
At December 31, 2022, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Allocation VIP Fund
Interest rate contracts .......
Investments in securities, at value $ 12,595
a
Options written, at value $ 16,125
Variation margin on futures
contracts
109,824
b
Variation margin on futures
contracts
323,743
b
Variation margin on centrally
cleared swap contracts
244,443
c
Variation margin on centrally
cleared swap contracts
8,746
c
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
253,368 Unrealized depreciation on OTC
forward exchange contracts
103,088
Credit contracts ............
Variation margin on centrally
cleared swap contracts
90,254
c
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
403 OTC swap contracts (upfront
receipts)
—
Unrealized appreciation on OTC
swap contracts
— Unrealized depreciation on OTC
swap contracts
93
Equity contracts ...........
Variation margin on futures
contracts
671,435
b
Variation margin on futures
contracts
147,497
b
Total .................... $1,382,322 $599,292
a
Purchased option contracts are included in the net change in unrealized appreciation (depreciation) on investments in the Statement of Assets and Liabilities.
b
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
c
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Allocation VIP Fund
(continued)
For the year ended December 31, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2022, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts were as follows:
See Note 1(d) regarding derivative financial instruments.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Allocation VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Investments $(90,241)
a
Investments $(7,210)
a
Written options 341,789 Written options (5,705)
Futures contracts (1,092,444) Futures contracts (28,783)
Swap contracts 2,726 Swap contracts 235,697
Foreign exchange contracts .....
Forward exchange contracts (448,644) Forward exchange contracts 150,280
Credit contracts ...............
Swap contracts 54,140 Swap contracts 93,927
Equity c ontracts ..............
Futures contracts (2,870,125) Futures contracts 267,186
Total ....................... $(4,102,799) $705,392
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
Franklin
Allocation VIP
Fund
Futures contracts ......................... $56,724,501
Swap Contracts .......................... 9,012,154
Forward exchange contracts ................. 8,428,287
Options ................................. 4,852,692
9. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Allocation VIP Fund
(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2022, the Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 8,701,583 $ 3,389,139 $ — $ 12,090,722
Air Freight & Logistics ................... 2,885,969 1,181,119 — 4,067,088
Airlines .............................. 72,292 — — 72,292
Auto Components ...................... 678,215 1,924,376 — 2,602,591
Automobiles .......................... 1,134,766 2,945,174 — 4,079,940
Banks ............................... 8,723,265 9,272,804 — 17,996,069
Beverages ........................... 4,885,304 697,447 — 5,582,751
Biotechnology ......................... 4,768,513 2,616,269 — 7,384,782
Building Products ...................... 1,152,647 543,485 — 1,696,132
Capital Markets ........................ 7,503,367 4,238,740 — 11,742,107
Chemicals ........................... 5,438,105 4,266,834 — 9,704,939
Commercial Services & Supplies ........... 495,939 44,157 — 540,096
Communications Equipment .............. 3,737,931 — — 3,737,931
Construction Materials .................. 1,070,689 671,727 — 1,742,416
Consumer Finance ..................... 2,310,826 — — 2,310,826
Containers & Packaging ................. 138,172 — — 138,172
Distributors ........................... 142,799 — — 142,799
Diversified Consumer Services ............ 186,457 — — 186,457
Diversified Financial Services ............. 1,563,652 1,412,823 — 2,976,475
Diversified Telecommunication Services ..... 581,388 1,634,453 — 2,215,841
Electric Utilities ........................ 2,734,242 652,141 — 3,386,383
Electrical Equipment .................... 2,641,481 786,456 — 3,427,937
10. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Allocation VIP Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Electronic Equipment, Instruments &
Components ........................ $ 3,596,978 $ 552,495 $ — $ 4,149,473
Energy Equipment & Services ............. 95,693 938,519 — 1,034,212
Entertainment ......................... 1,852,749 1,549,052 — 3,401,801
Equity Real Estate Investment Trusts (REITs) . 4,091,089 442,040 — 4,533,129
Food & Staples Retailing ................. 1,126,895 1,177,679 — 2,304,574
Food Products ........................ 840,869 1,939,617 — 2,780,486
Gas Utilities .......................... 173,695 234,877 — 408,572
Health Care Equipment & Supplies ......... 7,806,373 2,894,704 — 10,701,077
Health Care Providers & Services .......... 9,203,650 533,210 — 9,736,860
Health Care Technology ................. 112,966 — — 112,966
Hotels, Restaurants & Leisure ............. 1,591,147 535,006 — 2,126,153
Household Durables .................... — 1,257,819 — 1,257,819
Household Products .................... 1,327,462 — — 1,327,462
Independent Power and Renewable Electricity
Producers .......................... 75,980 141,812 — 217,792
Industrial Conglomerates ................ 1,399,831 1,816,817 — 3,216,648
Insurance ............................ 5,663,537 3,354,703 — 9,018,240
Interactive Media & Services .............. 8,451,402 117,206 — 8,568,608
Internet & Direct Marketing Retail .......... 6,696,475 2,025,385 — 8,721,860
IT Services ........................... 10,106,786 3,669,492 — 13,776,278
Leisure Products ....................... — 100,253 — 100,253
Life Sciences Tools & Services ............ 5,713,926 917,458 — 6,631,384
Machinery ............................ 7,782,766 1,560,314 — 9,343,080
Marine .............................. — 291,377 — 291,377
Media ............................... 4,227,735 1,471,538 — 5,699,273
Metals & Mining ....................... 972,304 2,651,278 — 3,623,582
Multiline Retail ........................ 173,109 351,565 — 524,674
Multi-Utilities .......................... 3,555,911 873,588 — 4,429,499
Oil, Gas & Consumable Fuels ............. 8,552,307 6,046,644 — 14,598,951
Personal Products ..................... 1,840,295 984,244 — 2,824,539
Pharmaceuticals ....................... 8,344,636 6,332,621 — 14,677,257
Professional Services ................... 1,508,778 2,485,244 — 3,994,022
Real Estate Management & Development .... 443,048 499,321 — 942,369
Road & Rail .......................... 2,572,167 181,527 — 2,753,694
Semiconductors & Semiconductor Equipment . 9,814,402 3,729,426 — 13,543,828
Software ............................. 23,365,661 2,158,892 — 25,524,553
Specialty Retail ........................ 3,922,774 331,937 — 4,254,711
Technology Hardware, Storage & Peripherals . 7,386,179 1,353,883 — 8,740,062
Textiles, Apparel & Luxury Goods .......... 1,718,466 1,305,477 — 3,023,943
Thrifts & Mortgage Finance ............... 125,645 — — 125,645
Tobacco ............................. 584,127 1,354,991 — 1,939,118
Trading Companies & Distributors .......... 1,464,885 755,142 — 2,220,027
Water Utilities ......................... 324,377 — — 324,377
Wireless Telecommunication Services ....... 143,080 527,507 — 670,587
Management Investment Companies ......... 11,372,981 — — 11,372,981
Preferred Stocks ........................ — 98,714 — 98,714
Private Limited Partnership Funds ............ 1,490,230 — — 1,490,230
Corporate Bonds ........................ — 57,881,215 — 57,881,215
Foreign Government and Agency Securities .... — 9,710,933 — 9,710,933
U.S. Government and Agency Securities ....... — 100,627,017 — 100,627,017
Asset-Backed Securities .................. — 3,514,811 — 3,514,811
Commercial Mortgage-Backed Securities ...... — 3,419,294 — 3,419,294
Mortgage-Backed Securities ................ — 25,270,786 — 25,270,786
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Allocation VIP Fund
(continued)
12. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) –
Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB
issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity
Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15,
2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Municipal Bonds ......................... $ — $ 1,736,772 $ — $ 1,736,772
Residential Mortgage-Backed Securities ...... — 983,892 — 983,892
Options purchased ....................... 12,595 — — 12,595
Short Term Investments ................... 18,381,927 1,677,363 — 20,059,290
Total Investments in Securities ........... $251,555,490 $300,642,601
a
$— $552,198,091
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 253,368 $ — $ 253,368
Futures contracts ........................ 781,259 — — 781,259
Swap contracts ......................... — 334,698 — 334,698
Total Other Financial Instruments ......... $781,259 $588,066 $— $1,369,325
Liabilities:
Other Financial Instruments:
Options written .......................... $ 16,125 $ — $ — $ 16,125
Forward exchange contracts ................ — 103,088 — 103,088
Futures contracts ........................ 471,240 — — 471,240
Swap contracts .......................... — 8,840 — 8,840
Total Other Financial Instruments ......... $487,365 $111,928 $— $599,293
a
Includes foreign securities valued at $95,820,518, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Allocation VIP Fund
(continued)
Abbreviations
Counterparty
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBC
HSBC Bank USA, NA
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
CHF
Swiss Franc
COP
Colombian Peso
EUR
Euro
GBP
British Pound
HKD
Hong Kong Dollar
KRW
South Korean Won
MXN
Mexican Peso
MYR
Malaysian Ringgit
PLN
Polish Zloty
USD
United States Dollar
ZAR
South African Rand
Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
Selected Portfolio
ADR
American Depositary Receipt
AGMC
Assured Guaranty Municipal Corp.
CLO
Collateralized Loan Obligation
ETF
Exchange-Traded Fund
FHLB
Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Inter-Bank Offered Rate
NYRS
New York Registry Shares
SOFR
Secured Overnight Financing Rate
TIPS
Treasury Inflation Protected Securities

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm

Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Allocation VIP
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Allocation VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)

Annual Report
Franklin Allocation VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2022:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $46,305,157
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $3,226,515
Interest Earned from Federal Obligations Note (1) $2,550,416

FGR-1
Annual Report
Franklin Global Real Estate VIP Fund
This annual report for Franklin Global Real Estate VIP Fund covers the fiscal year ended December 31, 2022.
Class 1 Performance Summary as of December 31, 202 2
Average annual total return of Class 1 shares* represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
*Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
–
1
1-Year -25.92%
5-Year +0.48%
10-Year +3.15%

FGR-2
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/12– 12/31/22 )
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance* is compared to the performance of the FTSE
®
EPRA
®
/NAREIT
®
Developed Index. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Important Notes to Performance Information preceding the Fund Summaries.
**Source: FactSet. Please see Index Descriptions following the Fund Summaries.

FGR-3
Annual Report
Franklin Global Real Estate VIP Fund
Fund Goal and Main Investments
The Fund seeks high total return. Under normal market
conditions, the Fund invests at least 80% of its net assets
in investments of companies located anywhere in the
world that operate in the real estate sector, including: real estate investment trusts (REITs) and similar REIT-like
entities domiciled outside the U.S.; companies qualifying
under U.S. federal tax law as REITs; and companies that
derive at least half of their assets or revenues from the
ownership, management, development or sale of residential
or commercial real estate (such as real estate operating or
service companies).
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions,
may heighten risks and adversely affect performance.
The Fund concentrates in real estate securities, which
involve special risks, such as declines in the value of real estate and increased susceptibility to adverse economic or
regulatory developments affecting the sector. The Fund’s
investments in REITs involve additional risks; since REITs
typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to
adverse developments affecting a single project or market
segment than more broadly diversified investments. Foreign
investing, especially in emerging markets, involves additional risks such as currency and market volatility, as well as
political and social instability. The Fund is actively managed but there is no guarantee that the manager’s investment
decisions will produce the desired results. The manager’s
portfolio selection strategy is not solely based on ESG
considerations, and therefore the issuers in which the Fund
invests may not be considered ESG-focused companies.
Integrating ESG considerations into the investment process
is not a guarantee that better performance will be achieved.
The Fund’s prospectus also includes a description of the
main investment risks.
Russia’s military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. In comparison, the Fund’s
benchmark, the FTSE
®
EPRA
®
/NAREIT
®
Developed Index,
posted a -24.41% total return for the same period.
1
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR, posted
a -18.36% total return for the 12 months ended December
31, 2022.
1
The combination of resilient consumer demand
and persistent supply-chain disruptions contributed to
higher inflation in many countries. This inflationary pressure led many of the world’s central banks to adopt less
accommodative monetary policy in 2022, which hindered
stocks and the outlook for economic growth. Russia’s
invasion of Ukraine and the subsequent escalation of the
war also increased investor uncertainty, as international
sanctions on Russia disrupted global trade and commodity
markets. Meanwhile, shifting public health policy in China
added volatility to the global economy, as lockdowns early
in the period to quell the spread of the Omicron variant
of COVID-19 slowed economic activity, while widespread
protests late in the period led the government to relax its
strict “zero-COVID” policy.
Portfolio Composition
12/31/22
% of Total
Net Assets
Equity Real Estate Investment Trusts (REITs) 84.1%
Real Estate Management & Development 14.3%
Other 0.7%
Short-Term Investments & Other Net Assets 0.9%
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Global Real Estate VIP Fund
FGR-4
Annual Report
In the U.S., gross domestic product (GDP) expanded in the
second half of the calendar year, recovering from a slight
contraction in the first half of the year when high inflation, supply constraints and record trade deficits weighed on
economic output. Rising prices precipitated a notable decline in consumer confidence despite high spending levels, robust
job growth and low unemployment. In an effort to control
inflation, the U.S. Federal Reserve (Fed) raised the federal funds target rate in March 2022 for the first time since 2018.
The Fed raised the federal funds rate again at its subsequent six meetings to end the period at a range of 4.25%–4.50%.
Furthermore, the Fed said it would continue to reduce
its bond holdings and anticipated additional interest-rate
increases at future meetings to curtail inflation.
Economic growth in the eurozone decelerated to a slightly
positive growth rate during the year. The lifting of COVID-
related restrictions in some European countries and the
summer tourism season strengthened economies. However,
the war in Ukraine disrupted supply chains, weakened the
economic outlook and contributed to record high inflation
across the eurozone, as energy prices soared. Electricity
prices hit record highs in Germany and France as coal
futures and natural gas prices climbed. Consequently, the
European Central Bank raised interest rates in July 2022 for the first time in 11 years to curtail growing inflation and raised rates in three subsequent meetings. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -15.06% total return for
the 12 months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -18.61% total return for the 12-month period.
1
Growth in
Japan remained slow, alternating between positive quarterly
GDP growth and contraction. China’s economy contracted
sharply in 2022 as COVID-related restrictions in many major
cities, including Shanghai, weakened consumer demand.
Investor concerns about the solvency of several large
property developers in China further pressured stocks in that country.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -20.09% total return
for the 12 months under review.
1
Central bank tightening,
the threat of recession, and weakening demand for
semiconductors in technology-heavy countries contributed
to the downturn. Following Russia’s invasion of Ukraine,
climbing food and energy prices kindled inflationary
pressures and raised concerns over the possibility of
government debt defaults in some countries. However,
some emerging economies, particularly in Latin America, as
well as South Africa and Saudi Arabia, benefited from rising commodity prices.
Investment Strategy
We seek to limit price volatility by investing across markets and property types. When selecting investments for the
Fund’s portfolio, we apply a bottom-up stock selection
process that incorporates macro-level views in the evaluation process. Our portfolio construction process combines
bottom-up analysis of individual stock and real estate
market fundamentals and top-down macro overlays to
provide country/regional, property type and company size
perspectives in identifying international/local cyclical and thematic trends that highlight investment opportunities.
Manager’s Discussion
For the annual period, Fund performance relative to the
FTSE
®
EPRA
®
/NAREIT
®
Developed Index was hindered
by stock selection and underweighting in the retail property subindustry as well as stock selection and overweighting
in the industrial property subindustry. In the industrial
property subindustry, Segro and Goodman Group were
among the top five relative detractors, hindered by rising
interest rates, which seemed to be a common thread among
our underperformers. Segro is a leading owner, manager
and developer of modern warehouses and light industrial
property. Macroeconomic concerns amid rising interest
rates and the company's higher valuation weighed on its
stock. Australia-listed Goodman Group owns, develops and
manages industrial real estate, including logistics facilities, warehouses and business parks in 13 countries. Its stock
also declined due, in part, to rising interest rates and the perceived impact of higher rates on the company’s future
valuations and development profits.
Top 10 Countries
12/31/22
a
% of Total
Net Assets
a a
United States 60.1%
Japan 9.6%
United Kingdom 5.1%
Australia 4.4%
Singapore 4.3%
Hong Kong 4.1%
Canada 2.6%
Germany 2.1%
Sweden 1.9%
Belgium 1.8%

Franklin Global Real Estate VIP Fund
FGR-5
Annual Report
Turning to other relative detractors, in the diversified
subindustry, Sweden-based Fastighets AB Balder is an
owner/developer of properties across the Nordic region.
Against a backdrop of rising interest rates, its shares
struggled given the company's above-average leverage ratio
and exposure to shorter duration debt. In the residential
subindustry, Vonovia is a large European residential landlord with the majority of its assets located in Germany. The
stock underperformed due to investor concerns about the
company’s higher leverage during a time of rising interest
rates as well as its rent growth profile amid higher inflation.
In contrast, stock selection and underweighting in the data
centers subindustry helped relative performance during
the period. The Fund benefited from a lack of certain index
component stocks that fared poorly. An easing of COVID
restrictions boosted the shares of Japan Hotel REIT
Investment in the hotel/resort subindustry. In the diversified subindustry, the continued reopening of the global economy
in 2022 helped Capitaland Investment’s hotel management
exposure. The company had an active year with respect
to transaction volume and fund launches. Other diversified
subindustry holdings that outperformed included Asia
property developer Sun Hung Kai Properties and Japan
property developer Mitsui Fudosan.
Thank you for your participation in Franklin Global Real
Estate VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Prologis, Inc. 7.0%
Equity Real Estate Investment Trusts (REITs),
United States
Equinix, Inc. 4.7%
Equity Real Estate Investment Trusts (REITs),
United States
Public Storage 4.6%
Equity Real Estate Investment Trusts (REITs),
United States
Realty Income Corp. 3.4%
Equity Real Estate Investment Trusts (REITs),
United States
Welltower, Inc. 2.8%
Equity Real Estate Investment Trusts (REITs),
United States
VICI Properties, Inc. 2.7%
Equity Real Estate Investment Trusts (REITs),
United States
AvalonBay Communities, Inc. 2.7%
Equity Real Estate Investment Trusts (REITs),
United States
Regency Centers Corp. 2.7%
Equity Real Estate Investment Trusts (REITs),
United States
Mitsui Fudosan Co. Ltd. 2.6%
Real Estate Management & Development,
Japan
UDR, Inc. 2.5%
Equity Real Estate Investment Trusts (REITs),
United States

Class 1 Fund Expenses
Franklin Global Real Estate VIP Fund
FGR-6
Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $942.00 $4.90 $1,020.16 $5.09 1.00%

FGR-7
Annual Report
GOF VIP P1 P2 P4 P5 12/22
SUPPLEMENT DATED DECEMBER 23, 2022
TO THE CURRENTLY EFFECTIVE PROSPECTUSES
OF EACH FUND LISTED BELOW
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
I. For Franklin Allocation VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Income VIP Fund, Franklin Strategic Income
VIP Fund and Franklin VolSmart Allocation VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered ESG-
focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-
term performance, there is no guarantee that such results will be achieved.
II. For Franklin Dynatech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin
Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Templeton Developing Markets VIP Fund, Templeton
Global Bond VIP Fund, Templeton Foreign VIP Fund and Templeton Growth VIP Fund, the “ESG Considerations” risk in the
“Fund Details – Principal Risks” section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered
ESG-focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations

FGR-8
Annual Report
Please keep this supplement with your prospectus for future reference.
assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. In certain circumstances, there may be times when not every investment is assessed for ESG factors and, when they are, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.
III. For Franklin U.S. Government Securities VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
Social and Governance Considerations
Social and/or governance considerations are not the only factors considered by the investment manager and may not be a determinative factor in the investment manager’s selection of securities for the Fund. In addition, the investment manager may not be able to give such considerations meaningful weight if the availability of appropriate securities for the
Fund’s portfolio is limited. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of certain investments may differ from that of investors, third party service providers, such as ratings providers, or other funds. While the investment manager views social and governance considerations as having the potential to contribute to the Fund’s performance, there is no guarantee that such results will be achieved.

FGR-9
Annual Report
FGR P1 P2 10/22
SUPPLEMENT DATED OCTOBER 26, 2022
TO THE PROSPECTUSES
DATED MAY 1, 2022 OF
FRANKLIN GLOBAL REAL ESTATE VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The prospectuses are amended as follows:
I. The following is added as the first paragraph under “Fund Summaries – Franklin Global Real Estate VIP Fund:”
The Board of Trustees of Franklin Templeton Variable Insurance Products Trust (Trust), on behalf of the Franklin Global Real
Estate VIP Fund (Fund), recently approved, subject to shareholder approval, a new investment management agreement between the Trust and Franklin Advisers, Inc., on behalf of the Fund.
It is anticipated that in January 2023 shareholders of the Fund will receive a proxy statement requesting their votes on the proposal. If the proposal is approved by the Fund’s shareholders, it is expected that the new investment management agreement will become effective in the first or second quarter of 2023.
The Fund reserves the right to change the above at any time.
II. The following is added as the first paragraph under “Fund Details – Franklin Global Real Estate VIP Fund:”
The Board of Trustees of Franklin Templeton Variable Insurance Products Trust (Trust), on behalf of the Franklin Global Real
Estate VIP Fund (Fund), recently approved, subject to shareholder approval, a new investment management agreement between the Trust and Franklin Advisers, Inc., on behalf of the Fund.
It is anticipated that in January 2023 shareholders of the Fund will receive a proxy statement requesting their votes on the proposal. If the proposal is approved by the Fund’s shareholders, it is expected that the new investment management agreement will become effective in the first or second quarter of 2023.
The Fund reserves the right to change the above at any time.
Please keep this supplement with your prospectus for future reference.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Global Real Estate VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.
FGR-10
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.06 $14.66 $17.99 $15.41 $16.96
Income from investment operations
a
:
Net investment income
b
......................... 0.21 0.19 0.39 0.29 0.33
Net realized and unrealized gains (losses) ........... (4.83) 3.76 (1.59) 3.15 (1.41)
Total from investment operations .................... (4.62) 3.95 (1.20) 3.44 (1.08)
Less distributions from:
Net investment income .......................... (0.39) (0.18) (0.54) (0.50) (0.47)
Net realized gains ............................. (1.04) (0.37) (1.59) (0.36) —
Total distributions ............................... (1.43) (0.55) (2.13) (0.86) (0.47)
Net asset value, end of year ....................... $12.01 $18.06 $14.66 $17.99 $15.41
Total return
c
................................... (25.92)% 27.20% (5.17)% 22.62% (6.52)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.14% 1.16% 1.24% 1.14% 1.15%
Expenses net of waiver and payments by affiliates
d
...... 1.00% 1.00% 1.00% 1.04% 1.15%
Net investment income ........................... 1.50% 1.14% 2.73% 1.66% 1.92%
Supplemental data
Net assets, end of year (000’s) ..................... $727 $1,001 $966 $1,057 $878
Portfolio turnover rate ............................ 15.44% 26.48% 23.01% 28.34% 17.78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Global Real Estate VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FGR-11
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.47 $14.21 $17.50 $15.00 $16.52
Income from investment operations
a
:
Net investment income
b
......................... 0.17 0.14 0.35 0.24 0.27
Net realized and unrealized gains (losses) ........... (4.66) 3.63 (1.56) 3.08 (1.36)
Total from investment operations .................... (4.49) 3.77 (1.21) 3.32 (1.09)
Less distributions from:
Net investment income .......................... (0.35) (0.14) (0.49) (0.46) (0.43)
Net realized gains ............................. (1.04) (0.37) (1.59) (0.36) —
Total distributions ............................... (1.39) (0.51) (2.08) (0.82) (0.43)
Net asset value, end of year ....................... $11.59 $17.47 $14.21 $17.50 $15.00
Total return
c
................................... (26.06)% 26.79% (5.39)% 22.37% (6.77)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.40% 1.41% 1.48% 1.39% 1.40%
Expenses net of waiver and payments by affiliates
d
...... 1.25% 1.25% 1.25% 1.29% 1.40%
Net investment income ........................... 1.24% 0.88% 2.47% 1.41% 1.67%
Supplemental data
Net assets, end of year (000’s) ..................... $108,583 $154,411 $134,051 $159,153 $146,408
Portfolio turnover rate ............................ 15.44% 26.48% 23.01% 28.34% 17.78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2022
Franklin Global Real Estate VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.
FGR-12
a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.1%
Diversified Telecommunication Services 0.7%
a
Cellnex Telecom SA, 144A, Reg S ......................... Spain 22,795 $ 756,103
Equity Real Estate Investment Trusts (REITs) 84.1%
Aedifica SA .......................................... Belgium 14,315 1,164,729
Alexandria Real Estate Equities, Inc. ....................... United States 18,571 2,705,238
American Homes 4 Rent, A .............................. United States 85,529 2,577,844
Americold Realty Trust, Inc. .............................. United States 29,948 847,828
AvalonBay Communities, Inc. ............................ United States 17,989 2,905,583
Boardwalk Real Estate Investment Trust .................... Canada 17,902 653,542
Camden Property Trust ................................. United States 24,116 2,698,098
b
Canadian Apartment Properties REIT ...................... Canada 47,137 1,485,825
Capital & Counties Properties plc ......................... United Kingdom 508,420 654,580
CapitaLand Integrated Commercial Trust .................... Singapore 953,751 1,454,673
Cousins Properties, Inc. ................................ United States 53,839 1,361,588
Derwent London plc ................................... United Kingdom 39,676 1,135,530
Equinix, Inc. ......................................... United States 7,905 5,178,012
Equity LifeStyle Properties, Inc. ........................... United States 33,951 2,193,235
First Industrial Realty Trust, Inc. .......................... United States 26,321 1,270,252
Gecina SA .......................................... France 10,108 1,029,755
GLP J-Reit .......................................... Japan 976 1,123,653
Goodman Group ...................................... Australia 126,658 1,489,434
H&R Real Estate Investment Trust ........................ Canada 84,643 757,036
Healthcare Realty Trust, Inc. ............................. United States 39,802 766,985
Healthpeak Properties, Inc. .............................. United States 63,075 1,581,290
Host Hotels & Resorts, Inc. .............................. United States 99,277 1,593,396
Japan Hotel REIT Investment Corp. ........................ Japan 1,912 1,124,069
Kenedix Office Investment Corp. .......................... Japan 515 1,250,335
Kilroy Realty Corp. .................................... United States 15,004 580,205
Life Storage, Inc. ...................................... United States 9,755 960,868
Link REIT ........................................... Hong Kong 195,877 1,433,317
Mapletree Logistics Trust ............................... Singapore 1,147,350 1,364,324
Merlin Properties Socimi SA ............................. Spain 92,849 870,781
National Storage REIT ................................. Australia 581,375 916,093
b
NETSTREIT Corp. .................................... United States 56,645 1,038,303
Nippon Building Fund, Inc. .............................. Japan 170 759,947
NTT UD REIT Investment Corp. .......................... Japan 979 1,021,699
Orix JREIT, Inc. ....................................... Japan 858 1,216,787
Prologis, Inc. ......................................... United States 68,107 7,677,702
Public Storage ....................................... United States 17,995 5,042,019
Realty Income Corp. ................................... United States 57,961 3,676,466
Regency Centers Corp. ................................. United States 46,489 2,905,563
Region RE Ltd. ....................................... Australia 401,433 738,556
Rexford Industrial Realty, Inc. ............................ United States 43,360 2,369,190
RPT Realty .......................................... United States 50,168 503,687
Ryman Hospitality Properties, Inc. ......................... United States 15,698 1,283,782
Sabra Health Care REIT, Inc. ............................ United States 43,732 543,589
SBA Communications Corp. ............................. United States 3,259 913,530
Scentre Group ....................................... Australia 851,112 1,656,619
Segro plc ........................................... United Kingdom 189,355 1,744,316
Simon Property Group, Inc. .............................. United States 15,919 1,870,164
Spirit Realty Capital, Inc. ................................ United States 45,923 1,833,705
UDR, Inc. ........................................... United States 70,237 2,720,279
UNITE Group plc (The) ................................. United Kingdom 114,118 1,251,902
VICI Properties, Inc. ................................... United States 92,148 2,985,595
Welltower, Inc. ....................................... United States 46,745 3,064,135
91,945,633

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Global Real Estate VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FGR-13
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development 14.3%
Capitaland Investment Ltd. .............................. Singapore 672,322 $ 1,858,092
b
Castellum AB ........................................ Sweden 52,665 637,757
Catena AB .......................................... Sweden 14,920 557,265
CK Asset Holdings Ltd. ................................. Hong Kong 65,744 403,225
a
CTP NV, 144A, Reg S .................................. Netherlands 53,157 629,133
c
Fastighets AB Balder, B ................................. Sweden 190,999 891,391
Grainger plc ......................................... United Kingdom 268,315 817,402
Mitsui Fudosan Co. Ltd. ................................ Japan 153,548 2,805,431
New World Development Co. Ltd. ......................... Hong Kong 181,713 509,744
Nomura Real Estate Holdings, Inc. ........................ Japan 58,017 1,240,140
Shurgard Self Storage SA ............................... Belgium 18,481 847,398
Sun Hung Kai Properties Ltd. ............................ Hong Kong 159,645 2,180,678
Vonovia SE .......................................... Germany 95,257 2,243,810
15,621,466
Total Common Stocks (Cost $89,133,379) ......................................
108,323,202
Short Term Investments 0.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.6%
d
Joint Repurchase Agreement, 4.22%, 1/03/23 (Maturity Value
$662,747)
BNP Paribas Securities Corp. (Maturity Value $76,037)
Deutsche Bank Securities, Inc. (Maturity Value $69,661)
HSBC Securities (USA), Inc. (Maturity Value $517,049)
Collateralized by U.S. Government Agency Securities, 1.75% -
7%, 7/02/24 - 12/15/52; U.S. Government Agency Strips, 1/15/23
- 2/15/42; and U.S. Treasury Notes, 0.13% - 0.5%, 10/15/23 -
3/31/25 (valued at $675,817) ........................... 662,436 662,436
Total Repurchase Agreements (Cost $662,436) ..................................
662,436
Total Short Term Investments (Cost $662,436 ) ..................................
662,436
a
Total Investments (Cost $89,795,815) 99.7% ....................................
$108,985,638
Other Assets, less Liabilities 0.3% .............................................
324,592
Net Assets 100.0% ...........................................................
$109,310,230
See Abbreviations on page FGR- 25 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the aggregate value of these securities was $1,385,236, representing 1.3% of net assets.
b
A portion or all of the security is on loan at December 31, 2022. See Note 1(d) .
c
Non-income producing.
d
See Note 1(c) regarding joint repurchase agreement.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2022
Annual Report The accompanying notes are an integral part of these financial statements.
FGR-14
Franklin Global
Real Estate VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $89,133,379
Cost - Unaffiliated repurchase agreements ...................................................... 662,436
Value - Unaffiliated issuers (Includes securities loaned of $2,762,202) .................................. $108,323,202
Value - Unaffiliated repurchase agreements ...................................................... 662,436
Cash .................................................................................... 151
Foreign currency, at value (cost $8,302) .......................................................... 8,348
Receivables:
Capital shares sold ........................................................................ 44,870
Dividends and interest ..................................................................... 460,474
European Union tax reclaims (Note 1e) ......................................................... 68,312
Total assets .......................................................................... 109,567,793
Liabilities:
Payables:
Capital shares redeemed ................................................................... 13,441
Management fees ......................................................................... 84,949
Distribution fees .......................................................................... 23,456
Professional fees ......................................................................... 65,047
Trustees' fees and expenses ................................................................. 1,157
Pricing fees ............................................................................. 13,428
Accrued expenses and other liabilities ........................................................... 56,085
Total liabilities ......................................................................... 257,563
Net assets, at value ................................................................. $109,310,230
Net assets consist of:
Paid-in capital ............................................................................. $94,309,799
Total distributable earnings (losses) ............................................................. 15,000,431
Net assets, at value ................................................................. $109,310,230
Franklin Global
Real Estate VIP
Fund
Class 1:
Net assets, at value ....................................................................... $727,478
Shares outstanding ........................................................................ 60,568
Net asset value and maximum offering price per share ............................................. $12.01
Class 2:
Net assets, at value ....................................................................... $108,582,752
Shares outstanding ........................................................................ 9,370,447
Net asset value and maximum offering price per share ............................................. $11.59

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2022
The accompanying notes are an integral part of these financial statements. Annual Report
FGR-15
Franklin Global
Real Estate VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $402,335)
Unaffiliated issuers ........................................................................ $3,114,284
Interest:
Unaffiliated issuers ........................................................................ 17,400
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 3,969
Non-controlled affiliates (Note 3 e ) ............................................................. 1,312
Total investment income ................................................................... 3,136,965
Expenses:
Management fees (Note 3 a ) ................................................................... 1,324,250
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 313,238
Custodian fees (Note 4 ) ...................................................................... 8,824
Reports to shareholders fees .................................................................. (35,831)
Professional fees ........................................................................... 67,972
Trustees' fees and expenses .................................................................. 2,555
Other .................................................................................... 76,335
Total expenses ......................................................................... 1,757,343
Expense reductions (Note 4 ) ............................................................... (1)
Expenses waived/paid by affiliates (Not e 3e and 3f) .............................................. (182,903)
Net expenses ......................................................................... 1,574,439
Net investment income ................................................................ 1,562,526
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (540,742)
Foreign currency transactions ................................................................ (105,995)
Net realized gain (loss) .................................................................. (646,737)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (40,614,723)
Translation of other assets and liabilities denominated in foreign currencies .............................. 27,812
Net change in unrealized appreciation (depreciation) ............................................ (40,586,911)
Net realized and unrealized gain (loss) ............................................................ (41,233,648)
Net increase (decrease) in net assets resulting from operations .......................................... $(39,671,122)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Annual Report The accompanying notes are an integral part of these financial statements.
FGR-16
Franklin Global Real Estate VIP Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,562,526 $1,289,600
Net realized gain (loss) ................................................. (646,737) 10,956,207
Net change in unrealized appreciation (depreciation) ........................... (40,586,911) 22,199,213
Net increase (decrease) in net assets resulting from operations ................ (39,671,122) 34,445,020
Distributions to shareholders:
Class 1 ............................................................. (78,041) (29,467)
Class 2 ............................................................. (11,968,613) (4,585,707)
Total distributions to shareholders .......................................... (12,046,654) (4,615,174)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 59,114 (147,334)
Class 2 ............................................................. 5,556,010 (9,286,881)
Total capital share transactions ............................................ 5,615,124 (9,434,215)
Net increase (decrease) in net assets ................................... (46,102,652) 20,395,631
Net assets:
Beginning of year ....................................................... 155,412,882 135,017,251
End of year ........................................................... $109,310,230 $155,412,882

Franklin Templeton Variable Insurance Products Trust
FGR-17
Annual Report
Notes to Financial Statements
Franklin Global Real Estate VIP Fund
1. Organization and Significant Accounting Policies
 Franklin Templeton Variable Insurance Products Trust
(Trust) is registered under the Investment Company Act of
1940 (1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Global Real Estate VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At December 31, 2022,
81.2% of the Fund’s shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class 1 and
Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FGR-18
Annual Report
Franklin Global Real Estate VIP Fund
(continued)
the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Schedule of Investments, had
been entered into on December 30, 2022.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FGR-19
Annual Report
Franklin Global Real Estate VIP Fund
(continued)
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at December 31,
2022, the Fund held $2,899,094 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund’s custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FGR-20
Annual Report
Franklin Global Real Estate VIP Fund
(continued)
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Distributions received by the Fund from certain securities
may be a return of capital (ROC). Such distributions reduce
the cost basis of the securities, and any distributions in
excess of the cost basis are recognized as capital gains.
For U.S. Real Estate Investment Trust (REIT) securities, the
Fund records ROC estimates, if any, on the ex-dividend date
and are adjusted once actual tax designations are known.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust’s maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 333 $4,494 98 $1,479
Shares issued in reinvestment of distributions .......... 6,194 78,041 1,752 29,467
Shares redeemed ............................... (1,419) (23,421) (12,274) (178,280)
Net increase (decrease) .......................... 5,108 $59,114 (10,424) $(147,334)
Class 2 Shares:
Shares sold ................................... 365,528 $4,862,619 228,144 $3,630,429
Shares issued in reinvestment of distributions .......... 983,452 11,968,613 281,332 4,585,707
Shares redeemed ............................... (815,635) (11,275,222) (1,108,976) (17,503,017)
Net increase (decrease) .......................... 533,345 $5,556,010 (599,500) $(9,286,881)
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FGR-21
Annual Report
Franklin Global Real Estate VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to FT Institutional based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2022, the gross effective investment management fee rate was 1.050% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with FT Institutional, FT Services provides administrative services to the Fund. The fee is paid by FT
Institutional based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
Subsidiary Affiliation
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.050% Up to and including $500 million
0.950% Over $500 million, up to and including $1 billion
0.900% Over $1 billion, up to and including $1.5 billion
0.850% Over $1.5 billion, up to and including $6.5 billion
0.830% Over $6.5 billion, up to and including $11.5 billion
0.810% Over $11.5 billion, up to and including $16.5 billion
0.790% Over $16.5 billion, up to and including $19 billion
0.780% Over $19 billion, up to and including $21.5 billion
0.770% In excess of $21.5 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FGR-22
Annual Report
Franklin Global Real Estate VIP Fund
(continued)
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2022, the Fund held investments in affiliated management investment companies as follows:
f. Waiver and Expense Reimbursements
FT Institutional has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.00% based on the average net assets of each class until April 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Global Real Estate VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $— $6,287,000 $(6,287,000) $— $— $— — $1,312
Total Affiliated Securities ... $— $6,287,000 $(6,287,000) $— $— $— $1,312
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $194,130
Long term ................................................................................ 1,061,023
Total capital loss carryforwards ............................................................... $1,255,153
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FGR-23
Annual Report
Franklin Global Real Estate VIP Fund
(continued)
The tax character of distributions paid during the years ended December 31, 2022 and 2021, was as follows:
At December 31, 2022, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, EU reclaims, passive foreign investment company shares, corporate actions and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2022, aggregated $19,403,545 and $22,416,229, respectively.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
2022 2021
Distributions paid from:
Ordinary income .......................................................... $4,051,828 $1,293,162
Long term capital gain ...................................................... 7,994,826 3,322,012
$12,046,654 $4,615,174
Cost of investments .......................................................................... $95,573,971
Unrealized appreciation ........................................................................ $27,802,457
Unrealized depreciation ........................................................................ (14,390,790)
Net unrealized appreciation (depreciation) .......................................................... $13,411,667
Distributable earnings:
Undistributed ordinary income ................................................................... $2,772,436
5. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FGR-24
Annual Report
Franklin Global Real Estate VIP Fund
(continued)
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the  Statement of Operations. During the year ended December 31, 2022, the Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified Telecommunication Services ..... $ — $ 756,103 $ — $ 756,103
Equity Real Estate Investment Trusts (REITs) . 69,199,114 22,746,519 — 91,945,633
Real Estate Management & Development .... 817,402 14,804,064 — 15,621,466
Short Term Investments ................... — 662,436 — 662,436
Total Investments in Securities ........... $70,016,516 $38,969,122
a
$— $108,985,638

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FGR-25
Annual Report
Franklin Global Real Estate VIP Fund
(continued)
12. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that in addition to those events previously disclosed, the following subsequent event requires disclosure:
On October 25, 2022, the Board approved a proposal for a new investment management agreement which would result in
Franklin Advisers, Inc. replacing FT Institutional as the investment manager. Depending on shareholder approval expected in
March 2023, this change will be effective May 1, 2023. There is no proposed change to the level of investment management fees to be paid by the Fund.
Abbreviations
a
Includes foreign securities valued at $38,306,686, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
REIT
Real Estate Investment Trust
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
FGR-26
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Global Real
Estate VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Global Real Estate VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
FGR-27
Annual Report
Franklin Global Real Estate VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
 `
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended December 31, 2022:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $7,994,826

FGI-1
Annual Report
Franklin Growth and Income VIP Fund
This annual report for Franklin Growth and Income VIP Fund covers the fiscal year ended December 31, 2022.
Class 1 Performance Summary as of December 31, 2022
Average annual total return of Class 1 shares* represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
*Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
–
1
1-Year -6.60%
5-Year +8.39%
10-Year +10.63%

FGI-2
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/12–12/31/22)
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance* is compared to the Russell 1000
®
Value Index
and Standard & Poor’s
®
500 Index (S&P 500
®
). One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio. P lease see Important Notes to Performance Information preceding the Fund Summaries.
**Source: FactSet. Please see Index Descriptions following the Fund Summaries.

FGI-3
Annual Report
Franklin Growth and Income VIP Fund
Fund Goals and Main Investments
The Fund seeks capital appreciation with current income as
a secondary goal. Under normal conditions, the Fund invests
predominantly in equity securities, including common stock,
preferred stock and securities convertible into common
stocks, with the remainder of its net assets in other equity-
related instruments such as convertible securities and
equity-linked notes (ELNs). The Fund does not currently
anticipate investing more than 15% of its net assets in
foreign securities.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Stock
prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Convertible securities are subject to the risks of stocks when the underlying
stock price is high relative to the conversion price and debt securities when the underlying stock price is low relative
to the conversion price. The Fund’s investment in foreign
securities also involves special risks, including currency
fluctuations and economic as well as political uncertainty.
The Fund is actively managed but there is no guarantee
that the manager’s investment decisions will produce the
desired results. The manager’s portfolio selection strategy
is not solely based on ESG considerations, and therefore
the issuers in which the Fund invests may not be considered
ESG-focused companies. Integrating ESG considerations
into the investment process is not a guarantee that better
performance will be achieved. The Fund’s prospectus also
includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the
resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other
countries have imposed broad-ranging economic sanctions
on Russia and certain Russian individuals, banking entities
and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed
economic sanctions on Belarus and may impose sanctions
on other countries that support Russia’s military invasion.
These sanctions, as well as any other economic
consequences related to the invasion, such as additional
sanctions, boycotts or changes in consumer or purchaser
preferences or cyberattacks on governments, companies or
individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to
the invasion.
*Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. In comparison, the Fund’s primary
benchmark, the Russell 1000
®
Value Index posted a -7.54%
total return.
1
Also for comparison, the Fund’s secondary
benchmark, the Standard & Poor’s
®
500 Index (S&P 500
®
),
posted a -18.11% total return.
1
Economic and Market Overview
U.S. equities, as measured by the S&P 500
®
, posted a
-18.11% total return for the 12 months ended December 31,
2022.
1
High inflation, rising interest rates and geopolitical
instability contributed to a sharp decline in equity prices and contracting economic growth in the first half of the reporting period. Nevertheless, consumer spending continued to
rise, but deteriorating financial conditions and investors’
Portfolio Composition
12/31/22
% of Total
Net Assets
Oil, Gas & Consumable Fuels 9.8%
Banks 7.4%
Capital Markets 7.4%
Electric Utilities 6.7%
Pharmaceuticals 6.1%
Health Care Equipment & Supplies 5.3%
Health Care Providers & Services 4.4%
Beverages 4.0%
Aerospace & Defense 4.0%
Life Sciences Tools & Services 3.6%
Semiconductors & Semiconductor Equipment 3.2%
Household Products 2.9%
Electrical Equipment 2.8%
Equity Real Estate Investment Trusts (REITs) 2.7%
Other* 26.8%
Short-Term Investments & Other Net Assets 2.9%
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Growth and Income VIP Fund
FGI-4
Annual Report
expectations for slower growth continued to weigh on equity
markets.
Inflation increased during the first half of the period, reaching
9.1% in June 2022, the highest annual rate since 1981.
Continued supply-chain disruptions, strong consumer
demand, and volatile energy prices drove inflation higher.
Russia’s invasion of Ukraine also disrupted financial markets and led to a rise in oil and commodity prices in the first
half of the reporting period. Inflation remained elevated but abated somewhat in the latter half of the period, decreasing to an annual rate of 7.1% in November 2022. The labor
market remained strong amid the high level of nominal
growth, which drove the U.S. unemployment rate down to
3.5% in December 2022. Wages also climbed at the fastest
rate in decades, which added to some investors’ inflation
concerns.
U.S. gross domestic product grew in the second half of 2022
after contracting in the first half of the year. Rising interest rates translated to higher borrowing costs for individuals and businesses, which dampened economic activity, especially
in the housing and financial markets. In the second half of
the period, rising consumer spending and increased exports
amid declining inflation led to solid economic growth.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) undertook a rapid shift toward restrictive monetary
policy, starting in March 2022 with its first rate hike since
2018. Thereafter, the Fed raised the federal funds rate
at each of its six subsequent meetings to end the period
at a range of 4.25%–4.50%. Furthermore, the Fed said it
would continue to reduce its bond holdings and anticipated
additional interest-rate increases at future meetings to curtail inflation.
Investment Strategy
We seek to invest in a broadly diversified portfolio of equity securities that we consider to be financially strong, with
a focus on blue chip companies. We apply a bottom-up
approach to investing in individual securities. We will assess the market price of a company’s securities relative to our
evaluation of the company’s long-term earnings, cash flow
potential and balance sheet strength. We also consider
a company’s price/earnings ratio, return on capital, profit
margins and asset value. We consider dividend yield and
the opportunity for dividend growth in selecting stocks for
the Fund because we believe that, over time, dividend
income can contribute significantly to total return and can
be a more consistent source of investment return than
capital appreciation. We seek to take advantage of price
dislocations that result from the market’s short-term focus
and choose to invest in those companies that, in our opinion, offer the best trade-off between growth opportunity, business and financial risk, and valuation.
Manager’s Discussion
For the one-year period, the financials sector, which is our largest sector allocation, detracted most from performance.
Falling bond yields, rising inflation, and a decline in capital markets activity pressured the banks and capital markets
industries where leading detractors included KKR Group
and Bank of America. Performance in the consumer
discretionary sector also undermined returns, with a
position in Target having the largest negative impact. Rising costs, supply-chain bottlenecks and a shift in consumer
purchasing patterns which resulted in higher than desired
inventory levels were headwinds for the big-box retailer.
Medtronic was a leading detractor in the health care sector.
Shares of the medical device manufacturer slumped after
downgrading fiscal full-year 2023 guidance in the face of
macroeconomic pressures. More broadly, many medical
device manufacturers have seen softer volumes than
expected during the pandemic period of the past few years.
In contrast, the energy sector was a top contributor to
absolute Fund performance. High oil prices and strong
demand have been a boost for energy producers, including
Chevron, EOG Resources, Shell and Suncor Energy, which
we hold in the Fund. The strong capital discipline shown
by many industry participants as free cash flow surged
has been well-received by investors. Elsewhere, Raytheon
Technologies was a leading contributor in the industrials
sector. The defense contractor has been benefiting from a
Top 10 Holdings
12/31/22
Company
Industry , Country
% of Total
Net Assets
a a
JPMorgan Chase & Co. 4.0%
Banks, United States
Johnson & Johnson 3.8%
Pharmaceuticals, United States
Chevron Corp. 3.4%
Oil, Gas & Consumable Fuels, United States
Morgan Stanley 3.4%
Capital Markets, United States
Raytheon Technologies Corp. 3.1%
Aerospace & Defense, United States
Procter & Gamble Co. (The) 2.9%
Household Products, United States
Bank of America Corp. 2.8%
Banks, United States
Duke Energy Corp. 2.7%
Electric Utilities, United States
HCA Healthcare, Inc. 2.5%
Health Care Providers & Services, United States
United Parcel Service, Inc. 2.4%
Air Freight & Logistics, United States

Franklin Growth and Income VIP Fund
FGI-5
Annual Report
recovery in the aerospace industry and solid demand for
its missile systems. Conversely, a slowdown in consumer
spending and weaking global growth weighed on package
shippers including United Parcel Service in the industrials
sector.
The Fund’s portfolio management team continues to find
what it believes to be compelling opportunities to drive
total return and generate attractive levels of income across sectors. During the period, the Fund initiated several new
positions and added to others that the team believes will
drive outperformance over the long term.
Thank you for your participation in Franklin Growth and
Income VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin Growth and Income VIP Fund
FGI-6
Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,083.20 $3.10 $1,022.23 $3.01 0.59%

FGI-7
Annual Report
GOF VIP P1 P2 P4 P5 12/22
SUPPLEMENT DATED DECEMBER 23, 2022
TO THE CURRENTLY EFFECTIVE PROSPECTUSES
OF EACH FUND LISTED BELOW
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
I. For Franklin Allocation VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Income VIP Fund, Franklin Strategic Income
VIP Fund and Franklin VolSmart Allocation VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered ESG-focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.
II. For Franklin Dynatech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin
Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Templeton Developing Markets VIP Fund, Templeton
Global Bond VIP Fund, Templeton Foreign VIP Fund and Templeton Growth VIP Fund, the “ESG Considerations” risk in the
“Fund Details – Principal Risks” section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered ESG-focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. In certain circumstances, there may be times when not every investment is assessed for ESG factors and, when they are, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that

FGI-8
Annual Report
Please keep this supplement with your prospectus for future reference.
of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer.
While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.
III. For Franklin U.S. Government Securities VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
Social and Governance Considerations
Social and/or governance considerations are not the only factors considered by the investment manager and may not be a determinative factor in the investment manager’s selection of securities for the Fund. In addition, the investment manager may not be able to give such considerations meaningful weight if the availability of appropriate securities for the Fund’s portfolio is limited. The investment manager does not assess every investment for ESG factors and, when it does, not every
ESG factor may be identified or evaluated. The investment manager’s assessment of certain investments may differ from that of investors, third party service providers, such as ratings providers, or other funds. While the investment manager views social and governance considerations as having the potential to contribute to the Fund’s performance, there is no guarantee that such results will be achieved.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Growth and Income VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report
FGI-9
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.23 $13.33 $17.20 $14.80 $16.32
Income from investment operations
a
:
Net investment income
b
......................... 0.16 0.25 0.31 0.41 0.31
Net realized and unrealized gains (losses) ........... (1.74) 3.03 (0.13) 3.28 (0.97)
Total from investment operations .................... (1.58) 3.28 0.18 3.69 (0.66)
Less distributions from:
Net investment income .......................... (0.48) (0.39) (0.63) (0.41) (0.43)
Net realized gains ............................. (6.53) (0.99) (3.42) (0.88) (0.43)
Total distributions ............................... (7.01) (1.38) (4.05) (1.29) (0.86)
Net asset value, end of year ....................... $6.64 $15.23 $13.33 $17.20 $14.80
Total return
c
................................... (6.60)% 25.59% 5.81% 26.05% (4.37)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.75% 0.85% 0.83% 0.72% 0.73%
Expenses net of waiver and payments by affiliates
d
...... 0.59% 0.59% 0.59% 0.59% 0.59%
Net investment income ........................... 1.96% 1.71% 2.31% 2.07% 1.96%
Supplemental data
Net assets, end of year (000’s) ..................... $9,002 $5,772 $3,206 $3,539 $31,479
Portfolio turnover rate ............................ 30.16% 30.74% 33.46% 25.20% 24.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Growth and Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FGI-10
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.76 $12.97 $16.84 $14.51 $16.02
Income from investment operations
a
:
Net investment income
b
......................... 0.14 0.20 0.27 0.25 0.27
Net realized and unrealized gains (losses) ........... (1.71) 2.94 (0.14) 3.33 (0.96)
Total from investment operations .................... (1.57) 3.14 0.13 3.58 (0.69)
Less distributions from:
Net investment income .......................... (0.41) (0.36) (0.58) (0.37) (0.39)
Net realized gains ............................. (6.53) (0.99) (3.42) (0.88) (0.43)
Total distributions ............................... (6.94) (1.35) (4.00) (1.25) (0.82)
Net asset value, end of year ....................... $6.25 $14.76 $12.97 $16.84 $14.51
Total return
c
................................... (6.81)% 25.24% 5.52% 25.66% (4.58)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.99% 1.08% 1.08% 0.97% 0.98%
Expenses net of waiver and payments by affiliates
d
...... 0.84% 0.84% 0.84% 0.84% 0.84%
Net investment income ........................... 1.67% 1.44% 2.07% 1.82% 1.71%
Supplemental data
Net assets, end of year (000’s) ..................... $33,005 $39,934 $64,455 $69,635 $61,855
Portfolio turnover rate ............................ 30.16% 30.74% 33.46% 25.20% 24.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2022
Franklin Growth and Income VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report
FGI-11
a a
Country Shares
a
Value
a a a a a a
Common Stocks 83.3%
Aerospace & Defense 4.0%
L3Harris Technologies, Inc. .............................. United States 970 $ 201,964
Lockheed Martin Corp. ................................. United States 285 138,650
Raytheon Technologies Corp. ............................ United States 13,060 1,318,015
1,658,629
Air Freight & Logistics 2.4%
United Parcel Service, Inc., B ............................ United States 5,800 1,008,272
Banks 6.8%
Bank of America Corp. ................................. United States 27,700 917,424
JPMorgan Chase & Co. ................................. United States 12,421 1,665,656
Truist Financial Corp. .................................. United States 6,650 286,150
2,869,230
Beverages 4.0%
Coca-Cola Co. (The) ................................... United States 10,985 698,756
PepsiCo, Inc. ........................................ United States 5,345 965,628
1,664,384
Capital Markets 6.4%
Ares Management Corp. ................................ United States 9,240 632,386
BlackRock, Inc. ....................................... United States 880 623,594
Morgan Stanley ....................................... United States 16,731 1,422,470
2,678,450
Chemicals 1.2%
BASF SE ........................................... Germany 4,835 238,058
Huntsman Corp. ...................................... United States 10,403 285,874
523,932
Commercial Services & Supplies 0.7%
Republic Services, Inc. ................................. United States 2,320 299,257
Communications Equipment 2.0%
Cisco Systems, Inc. ................................... United States 17,360 827,030
Consumer Finance 0.4%
American Express Co. ................................. United States 1,090 161,048
Diversified Financial Services 1.9%
Apollo Global Management, Inc. .......................... United States 12,175 776,643
Diversified Telecommunication Services 0.3%
TELUS Corp. ........................................ Canada 7,250 139,913
Electric Utilities 6.7%
Duke Energy Corp. .................................... United States 10,915 1,124,136
Entergy Corp. ........................................ United States 2,595 291,937
Evergy, Inc. .......................................... United States 5,405 340,137
NextEra Energy, Inc. ................................... United States 11,510 962,236
Xcel Energy, Inc. ...................................... United States 1,240 86,936
2,805,382
Electrical Equipment 2.1%
Eaton Corp. plc ....................................... United States 4,180 656,051
Emerson Electric Co. .................................. United States 2,360 226,702
882,753

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Growth and Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FGI-12
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) 2.1%
Healthpeak Properties, Inc. .............................. United States 13,815 $ 346,342
Mid-America Apartment Communities, Inc. .................. United States 2,140 335,959
Prologis, Inc. ......................................... United States 972 109,574
Public Storage ....................................... United States 360 100,868
892,743
Food & Staples Retailing 1.2%
Walmart, Inc. ........................................ United States 3,460 490,593
Food Products 0.9%
Mondelez International, Inc., A ............................ United States 5,840 389,236
Health Care Equipment & Supplies 2.7%
Baxter International, Inc. ................................ United States 5,370 273,709
Medtronic plc ........................................ United States 10,860 844,039
1,117,748
Health Care Providers & Services 3.7%
HCA Healthcare, Inc. ................................... United States 3,110 746,275
UnitedHealth Group, Inc. ................................ United States 1,520 805,874
1,552,149
Hotels, Restaurants & Leisure 1.2%
McDonald's Corp. ..................................... United States 1,965 517,836
Household Products 2.9%
Procter & Gamble Co. (The) ............................. United States 8,145 1,234,456
Insurance 0.5%
Arthur J Gallagher & Co. ................................ United States 1,135 213,993
Life Sciences Tools & Services 1.5%
Thermo Fisher Scientific, Inc. ............................ United States 1,106 609,063
Machinery 0.8%
Caterpillar, Inc. ....................................... United States 540 129,362
Illinois Tool Works, Inc. ................................. United States 950 209,285
338,647
Media 0.5%
Comcast Corp., A ..................................... United States 6,225 217,688
Multiline Retail 1.6%
Target Corp. ......................................... United States 4,590 684,094
Oil, Gas & Consumable Fuels 9.1%
Canadian Natural Resources Ltd. ......................... Canada 4,680 259,880
Chevron Corp. ....................................... United States 8,040 1,443,100
EOG Resources, Inc. .................................. United States 5,080 657,962
Shell plc, ADR ........................................ Netherlands 13,700 780,215
Suncor Energy, Inc. .................................... Canada 22,010 698,377
3,839,534
Pharmaceuticals 6.1%
AstraZeneca plc, ADR .................................. United Kingdom 8,530 578,334
Johnson & Johnson ................................... United States 9,065 1,601,332
Pfizer, Inc. ........................................... United States 7,650 391,986
2,571,652

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Growth and Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FGI-13
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Road & Rail 1.5%
Norfolk Southern Corp. ................................. United States 2,488 $ 613,093
Semiconductors & Semiconductor Equipment 3.2%
Broadcom, Inc. ....................................... United States 1,680 939,338
Texas Instruments, Inc. ................................. United States 2,425 400,659
1,339,997
Software 2.4%
Oracle Corp. ......................................... United States 12,145 992,732
Specialty Retail 1.7%
Lowe's Cos., Inc. ...................................... United States 2,090 416,412
Tractor Supply Co. .................................... United States 1,390 312,708
729,120
Water Utilities 0.8%
Essential Utilities, Inc. .................................. United States 7,439 355,064
Total Common Stocks (Cost $23,437,693) ......................................
34,994,361
a
Equity-Linked Securities 8.6%
Banks 0.6%
b
UBS AG into Bank of America Corp., 144A, 7%, 11/22/23 ....... United States 7,700 266,182
Chemicals 1.2%
b
Citigroup Global Markets Holdings, Inc. into Huntsman Corp., 144A,
8.75%, 4/21/23 ..................................... United States 7,200 207,355
b
Royal Bank of Canada into Linde plc, 144A, 6.5%, 11/29/23 ...... United Kingdom 900 300,756
508,111
Consumer Finance 0.6%
b
BNP Paribas Issuance BV into American Express Co., 144A, 6.25%,
1/27/23 ........................................... United States 1,700 254,624
Electrical Equipment 0.7%
b
Royal Bank of Canada into Eaton Corp. plc, 144A, 6.25%, 9/15/23 United States 1,900 288,551
Equity Real Estate Investment Trusts (REITs) 0.6%
b
Barclays Bank plc into Prologis, Inc., 144A, 7.5%, 12/29/23 ...... United States 2,200 247,287
Health Care Providers & Services 0.7%
b
Royal Bank of Canada into HCA Healthcare, Inc., 144A, 7.25%,
8/09/23 ........................................... United States 1,300 290,279
Interactive Media & Services 0.5%
b
Credit Suisse AG into Alphabet, Inc., 144A, 6.25%, 9/01/23 ...... United States 2,400 225,136
Internet & Direct Marketing Retail 0.6%
b
Citigroup Global Markets Holdings, Inc. into Amazon.com, Inc., 144A,
6.25%, 5/12/23 ..................................... United States 140 247,074
Life Sciences Tools & Services 0.5%
b
Credit Suisse AG into Thermo Fisher Scientific, Inc., 144A, 6%,
8/25/23 ........................................... United States 340 192,223
Machinery 0.7%
b
Citigroup Global Markets Holdings, Inc. into Caterpillar, Inc., 144A,
8.5%, 10/17/23 ..................................... United States 1,400 288,873
Multiline Retail 0.6%
b
Credit Suisse AG into Dollar Tree, Inc., 144A, 8.25%, 7/31/23 .... United States 1,700 256,405

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Growth and Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FGI-14
a a
Country Shares
a
Value
a a a a a a
a
Equity-Linked Securities
(continued)
Oil, Gas & Consumable Fuels 0.7%
b,c
BNP Paribas Issuance BV into Canadian Natural Resources Ltd.,
144A, 9.5%, 1/12/24 ................................. Canada 5,300 $ 295,255
Specialty Retail 0.6%
b
Citigroup Global Markets Holdings, Inc. into Tractor Supply Co.,
144A, 7.25%, 6/09/23 ................................. United States 1,100 228,179
Total Equity-Linked Securities (Cost $3,853,154) ................................
3,588,179
Convertible Preferred Stocks 5.2%
Capital Markets 1.0%
KKR Group Co., Inc., 6%, C ............................. United States 7,305 418,211
Health Care Equipment & Supplies 2.6%
Becton Dickinson and Co., 6%, B ......................... United States 6,920 346,553
Boston Scientific Corp., 5.5%, A .......................... United States 6,435 738,867
1,085,420
Life Sciences Tools & Services 1.6%
Danaher Corp., 5%, B .................................. United States 505 685,058
Total Convertible Preferred Stocks (Cost $2,397,331) ............................
2,188,689
Total Long Term Investments (Cost $29,688,178) ................................
40,771,229
a
Short Term Investments 4.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 4.1%
d
Joint Repurchase Agreement, 4.22%, 1/03/23 (Maturity Value
$1,707,521)
BNP Paribas Securities Corp. (Maturity Value $195,903)
Deutsche Bank Securities, Inc. (Maturity Value $179,478)
HSBC Securities (USA), Inc. (Maturity Value $1,332,140)
Collateralized by U.S. Government Agency Securities, 1.75% -
7%, 7/02/24 - 12/15/52; U.S. Government Agency Strips, 1/15/23
- 2/15/42; and U.S. Treasury Notes, 0.13% - 0.5%, 10/15/23 -
3/31/25 (valued at $1,741,195) .......................... 1,706,720 1,706,720
Total Repurchase Agreements (Cost $1,706,720) ................................
1,706,720
Total Short Term Investments (Cost $1,706,720 ) .................................
1,706,720
a
Total Investments (Cost $31,394,898) 101.2% ...................................
$42,477,949
Other Assets, less Liabilities (1.2)% ...........................................
(471,651)
Net Assets 100.0% ...........................................................
$42,006,298
See Abbreviations on page FGI- 27 .

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Growth and Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FGI-15
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
See Note 1(e) regarding equity-linked securities.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the aggregate value of these securities was $3,588,179, representing 8.5% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis. See Note 1 (d) .
d
See Note 1(c) regarding joint repurchase agreement.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2022
Annual Report The accompanying notes are an integral part of these financial statements.
FGI-16
Franklin Growth
and Income VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $29,688,178
Cost - Unaffiliated repurchase agreements ...................................................... 1,706,720
Value - Unaffiliated issuers .................................................................. $40,771,229
Value - Unaffiliated repurchase agreements ...................................................... 1,706,720
Cash .................................................................................... 8,503
Receivables:
Investment securities sold ................................................................... 62,336
Capital shares sold ........................................................................ 17,303
Dividends and interest ..................................................................... 44,505
Total assets .......................................................................... 42,610,596
Liabilities:
Payables:
Investment securities purchased .............................................................. 359,942
Capital shares redeemed ................................................................... 162,716
Management fees ......................................................................... 11,686
Distribution fees .......................................................................... 7,101
Professional fees ......................................................................... 36,583
Trustees' fees and expenses ................................................................. 1,160
Accrued expenses and other liabilities ........................................................... 25,110
Total liabilities ......................................................................... 604,298
Net assets, at value ................................................................. $42,006,298
Net assets consist of:
Paid-in capital ............................................................................. $27,884,697
Total distributable earnings (losses) ............................................................. 14,121,601
Net assets, at value ................................................................. $42,006,298
Franklin Growth
and Income VIP
Fund
Class 1:
Net assets, at value ....................................................................... $9,001,530
Shares outstanding ........................................................................ 1,356,208
Net asset value and maximum offering price per share ............................................. $6.64
Class 2:
Net assets, at value ....................................................................... $33,004,768
Shares outstanding ........................................................................ 5,282,629
Net asset value and maximum offering price per share ............................................. $6.25

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2022
The accompanying notes are an integral part of these financial statements. Annual Report
FGI-17
Franklin Growth
and Income VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $11,803)
Unaffiliated issuers ........................................................................ $1,020,828
Interest:
Unaffiliated issuers ........................................................................ 22,882
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 1,231
Non-controlled affiliates (Not e 3e) ............................................................. 1,293
Total investment income ................................................................... 1,046,234
Expenses:
Management fees (Note 3 a ) ................................................................... 259,681
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 86,558
Custodian fees (Note 4 ) ...................................................................... 1,870
Reports to shareholders fees .................................................................. (36,343)
Professional fees ........................................................................... 63,253
Trustees' fees and expenses .................................................................. 1,614
Other .................................................................................... 18,229
Total expenses ......................................................................... 394,862
Expense reductions (Note 4 ) ............................................................... (238)
Expenses waived/paid by affiliates (Not e 3e and 3f ) .............................................. (62,927)
Net expenses ......................................................................... 331,697
Net investment income ................................................................ 714,537
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 2,514,953
Foreign currency transactions ................................................................ (489)
Net realized gain (loss) .................................................................. 2,514,464
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (6,286,289)
Translation of other assets and liabilities denominated in foreign currencies .............................. (508)
Net change in unrealized appreciation (depreciation) ............................................ (6,286,797)
Net realized and unrealized gain (loss) ............................................................ (3,772,333)
Net increase (decrease) in net assets resulting from operations .......................................... $(3,057,796)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Annual Report The accompanying notes are an integral part of these financial statements.
FGI-18
Franklin Growth and Income VIP Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $714,537 $973,383
Net realized gain (loss) ................................................. 2,514,464 19,987,628
Net change in unrealized appreciation (depreciation) ........................... (6,286,797) (5,408,767)
Net increase (decrease) in net assets resulting from operations ................ (3,057,796) 15,552,244
Distributions to shareholders:
Class 1 ............................................................. (3,327,326) (341,784)
Class 2 ............................................................. (17,571,734) (6,298,087)
Total distributions to shareholders .......................................... (20,899,060) (6,639,871)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 6,879,850 1,996,872
Class 2 ............................................................. 13,378,168 (32,864,638)
Total capital share transactions ............................................ 20,258,018 (30,867,766)
Net increase (decrease) in net assets ................................... (3,698,838) (21,955,393)
Net assets:
Beginning of year ....................................................... 45,705,136 67,660,529
End of year ........................................................... $42,006,298 $45,705,136

Franklin Templeton Variable Insurance Products Trust
FGI-19
Annual Report
Notes to Financial Statements
Franklin Growth and Income VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Growth and Income VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At December 31, 2022,
40.1% of the Fund’s shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class 1 and
Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FGI-20
Annual Report
Franklin Growth and Income VIP Fund
(continued)
the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Schedule of Investments, had
been entered into on December 30, 2022.
d. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FGI-21
Annual Report
Franklin Growth and Income VIP Fund
(continued)
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
e. Equity-Linked Securities
The Fund invests in equity-linked securities. Equity-linked
securities are hybrid financial instruments that generally
combine both debt and equity characteristics into a single
note form. Income received from equity-linked securities is
recorded as realized gains in the Statement of Operations
and may be based on the performance of an underlying
equity security, an equity index, or an option position.
The risks of investing in equity-linked securities include
unfavorable price movements in the underlying security and
the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked
securities and the appreciation potential may be limited.
Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.
f. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At December 31, 2022,
the Fund had no securities on loan.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income and estimated expenses are accrued daily. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
1. Organization and Significant Accounting Policies
(continued)
d. Securities Purchased on a Delayed Delivery Basis
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FGI-22
Annual Report
Franklin Growth and Income VIP Fund
(continued)
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 481,534 $3,919,052 145,803 $2,117,954
Shares issued in reinvestment of distributions .......... 542,794 3,327,326 24,659 341,784
Shares redeemed ............................... (47,093) (366,528) (31,887) (462,866)
Net increase (decrease) .......................... 977,235 $6,879,850 138,575 $1,996,872
Class 2 Shares:
Shares sold ................................... 192,752 $1,375,755 80,772 $1,113,188
Shares issued in reinvestment of distributions .......... 3,040,092 17,571,734 467,912 6,298,087
Shares redeemed ............................... (655,083) (5,569,321) (2,813,816) (40,275,913)
Net increase (decrease) .......................... 2,577,761 $13,378,168 (2,265,132) $(32,864,638)
1. Organization and Significant Accounting Policies
(continued)
h. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FGI-23
Annual Report
Franklin Growth and Income VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2022, the gross effective investment management fee rate was 0.625% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $112.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FGI-24
Annual Report
Franklin Growth and Income VIP Fund
(continued)
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2022, the Fund held investments in affiliated management investment companies as follows:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.59% based on the average net assets of each class until April 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2022 and 2021, was as follows:
At December 31, 2022, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Growth and Income VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $430,000 $6,199,000 $(6,629,000) $— $— $— — $1,293
Total Affiliated Securities ... $430,000 $6,199,000 $(6,629,000) $— $— $— $1,293
2022 2021
Distributions paid from:
Ordinary income .......................................................... $2,015,437 $1,771,761
Long term capital gain ...................................................... 18,883,623 4,868,110
$20,899,060 $6,639,871
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FGI-25
Annual Report
Franklin Growth and Income VIP Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of equity-linked securities and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2022, aggregated
$12,302,890 and $12,861,307, respectively.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Cost of investments .......................................................................... $31,529,416
Unrealized appreciation ........................................................................ $12,111,988
Unrealized depreciation ........................................................................ (1,163,455)
Net unrealized appreciation (depreciation) .......................................................... $10,948,533
Distributable earnings:
Undistributed ordinary income ................................................................... $935,525
Undistributed long term capital gains .............................................................. $2,237,733
Total distributable earnings ..................................................................... $3,173,258
5. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FGI-26
Annual Report
Franklin Growth and Income VIP Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the  Statement of Operations. During the year ended December 31, 2022, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Growth and Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 1,658,629 $ — $ — $ 1,658,629
Air Freight & Logistics ................... 1,008,272 — — 1,008,272
Banks ............................... 2,869,230 — — 2,869,230
Beverages ........................... 1,664,384 — — 1,664,384
Capital Markets ........................ 2,678,450 — — 2,678,450
Chemicals ........................... 285,874 238,058 — 523,932
Commercial Services & Supplies ........... 299,257 — — 299,257
Communications Equipment .............. 827,030 — — 827,030
Consumer Finance ..................... 161,048 — — 161,048
Diversified Financial Services ............. 776,643 — — 776,643
Diversified Telecommunication Services ..... 139,913 — — 139,913
Electric Utilities ........................ 2,805,382 — — 2,805,382
Electrical Equipment .................... 882,753 — — 882,753
Equity Real Estate Investment Trusts (REITs) . 892,743 — — 892,743
Food & Staples Retailing ................. 490,593 — — 490,593
Food Products ........................ 389,236 — — 389,236
Health Care Equipment & Supplies ......... 1,117,748 — — 1,117,748
Health Care Providers & Services .......... 1,552,149 — — 1,552,149
Hotels, Restaurants & Leisure ............. 517,836 — — 517,836
Household Products .................... 1,234,456 — — 1,234,456
Insurance ............................ 213,993 — — 213,993
Life Sciences Tools & Services ............ 609,063 — — 609,063
Machinery ............................ 338,647 — — 338,647
Media ............................... 217,688 — — 217,688
Multiline Retail ........................ 684,094 — — 684,094
Oil, Gas & Consumable Fuels ............. 3,839,534 — — 3,839,534
Pharmaceuticals ....................... 2,571,652 — — 2,571,652
Road & Rail .......................... 613,093 — — 613,093
9. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FGI-27
Annual Report
Franklin Growth and Income VIP Fund
(continued)
11. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Growth and Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Semiconductors & Semiconductor Equipment . $ 1,339,997 $ — $ — $ 1,339,997
Software ............................. 992,732 — — 992,732
Specialty Retail ........................ 729,120 — — 729,120
Water Utilities ......................... 355,064 — — 355,064
Equity-Linked Securities ................... — 3,588,179 — 3,588,179
Convertible Preferred Stocks ............... 2,188,689 — — 2,188,689
Short Term Investments ................... — 1,706,720 — 1,706,720
Total Investments in Securities ........... $36,944,992 $5,532,957
a
$— $42,477,949
a
Includes foreign securities valued at $238,058, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
FGI-28
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Growth and
Income VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Growth and Income VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
FGI-29
Annual Report
Franklin Growth and Income VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2022:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $18,883,623
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $863,829

Annual Report
Franklin Income VIP Fund
This annual report for Franklin Income VIP Fund covers the fiscal year ended December 31, 2022 .
Class 1 Performance Summary as of December 31, 2022
Average annual total return of Class 1 shares* represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
*The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
–
1
1-Year -5.24%
5-Year +4.56%
10-Year +5.78%

Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/12–12/31/22)
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance* is compared to the performance of the
Standard & Poor’s
®
500 Index (S&P 500
®
) and the Fund’s Blended Benchmark. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Important Notes to Performance Information preceding the
Fund Summaries.
**Source: FactSet. Please see Index Descriptions following the Fund Summaries.
***Source: FactSet. The Blended Benchmark was calculated internally and was composed of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg U.S. High Yield
Very Liquid Index and 25% Bloomberg U.S. Aggregate Bond Index. Please see Index Descriptions following the Fund Summaries.

Annual Report
Franklin Income VIP Fund
Fund Goal and Main Investments
The Fund seeks to maximize income, while maintaining
prospects for capital appreciation. Under normal market
conditions, the Fund invests in a diversified portfolio of debt and equity securities.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The
Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite
direction of interest rates. Thus, as prices of bonds in the
Fund adjust to a rise in interest rates, the Fund’s share
price may decline. Changes in the financial strength of a
bond issuer or in a bond’s credit rating may affect its value.
These securities carry a greater degree of credit risk relative to investment-grade securities. Stock prices fluctuate,
sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or
general market conditions. The Fund is actively managed
but there is no guarantee that the manager’s investment
decisions will produce the desired results. The manager’s
portfolio selection strategy is not solely based on ESG
considerations, and therefore the issuers in which the Fund
invests may not be considered ESG-focused companies.
Integrating ESG considerations into the investment process
is not a guarantee that better performance will be achieved.
The Fund’s prospectus also includes a description of the
main investment risks.
Russia’s military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. In comparison, the Fund’s primary
benchmark, the Standard & Poor’s
®
500 Index (S&P 500
®
),
posted a -18.11% total return.
1
The Fund’s secondary
benchmark, the Blended Benchmark, posted a -8.56% total
return.
2
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500
Index (S&P 500
®
), posted a -18.11% total return for the 12
months ended December 31, 2022.
1
High inflation, rising
interest rates and geopolitical instability contributed to a sharp decline in equity prices and contracting economic
growth in the first half of the reporting period. Nevertheless, consumer spending continued to rise, but deteriorating
financial conditions and investors’ expectations for slower
growth continued to weigh on equity markets.
Portfolio Composition
12/31/22
% of Total
Net Assets
Diversified Financial Services 9.5%
Banks 9.1%
Semiconductors & Semiconductor Equipment 6.6%
Oil, Gas & Consumable Fuels 5.9%
Health Care Providers & Services 5.7%
Pharmaceuticals 5.6%
Electric Utilities 4.7%
Media 4.4%
Aerospace & Defense 4.0%
Metals & Mining 3.2%
Hotels, Restaurants & Leisure 2.5%
Consumer Finance 2.3%
Chemicals 2.2%
Capital Markets 2.0%
Other* 30.0%
Short-Term Investments & Other Net Assets 2.3%
1. Source: Morningstar.
2. Source: FactSet. The Fund’s Blended Benchmark was calculated internally and was composed of 50% MSCI USA High Dividend Yield Index + 25% Bloomberg U.S. High
Yield Very Liquid Index + 25% Bloomberg U.S. Aggregate Bond Index.
One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Income VIP Fund

Annual Report
The U.S. bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, posted a -13.01% total return for the
12 months ended December 31, 2022.
1
High inflation amid
a strong labor market led to significantly tighter monetary
policy, reducing the value of most bonds. Geopolitical
instability disrupted financial markets following Russia’s
invasion of Ukraine, adding to the uncertainty surrounding
the course of the global economy. While interest rates
increased along the entire yield curve (yields for all Treasury maturities), relatively large increases in shorter-term interest rates led the yield curve to invert during the reporting period as investors became increasingly concerned about the
economic outlook.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate seven times,
beginning in March 2022. By the end of the period the
federal funds target rate stood at a range of 4.25%–4.50%,
a full 425 basis points higher than the beginning of the
year. The Fed noted in its December 2022 meeting that
inflation remained elevated amid robust job growth and low
unemployment. In order to achieve its goal of 2% long-run
inflation, the Fed stated it anticipates making additional
increases to the federal funds target rate. Furthermore, the
Fed indicated it would continue to reduce its U.S. Treasury
(UST) and agency debt and mortgage-backed security
holdings.
UST bonds, as measured by the Bloomberg U.S. Treasury
Index, posted a -12.46% total return for the 12-month
period.
1
The 10-year UST yield (which moves inversely to
price) increased sharply amid high inflation and the Fed’s
tightening monetary stance. Mortgage-backed securities
(MBS), as measured by the Bloomberg U.S. MBS Index,
posted a -11.81% total return for the period as mortgage
rates rose to the highest level in over two decades and
modest prepayment rates led to increasing interest-rate
sensitivity.
1
Corporate bond prices also declined, constrained by
inflation, rising interest rates and concerns about the impact of elevated interest rates on corporate borrowing costs and
the wider economy. Corporate yield spreads, a measure
of the difference in yields between corporate bonds and
similarly-dated USTs, rose, reflecting investors’ increased
risk-aversion preferences. In this environment, high-yield
corporate bonds, as represented by the Bloomberg U.S.
Corporate High Yield Index, posted a -11.19% total return,
while investment-grade corporate bonds, as represented
by the Bloomberg U.S. Corporate Investment Grade Index,
posted a -15.76% total return.
1
Investment Strategy
We search for undervalued or out-of-favor securities we
believe offer opportunities for income today and significant growth tomorrow. In analyzing corporate debt and equity
securities, we consider such factors as a security’s relative value based on anticipated cash flow, interest or dividend
coverage, asset coverage and earnings prospects; the
experience and strength of the company’s management;
the company’s changing financial condition and market
recognition of the change; the company’s sensitivity to
changes in interest rates and business conditions; and
the company’s debt maturity schedules and borrowing
requirements. When choosing investments for the Fund,
we apply a bottom-up, value oriented, long-term approach,
focusing on the market price of a company’s securities
relative to our evaluation of the company’s long-term
earnings, asset value and cash flow potential. We also
consider a company’s price/earnings ratio, profit margins and liquidation value, and we perform independent analysis of
the debt securities being considered for the Fund’s portfolio, rather than relying principally on the ratings assigned by
rating organizations.
Manager’s Discussion
The Fund posted a negative total return on an absolute basis during the period with outperformance relative to the Fund’s blended benchmark across both equity and fixed income.
Dividend stocks, particularly value-oriented sectors,
outperformed growth-oriented peers considerably during
the period under review. The equity component of the
Fund’s blended benchmark decreased with the MSCI USA
High Dividend Yield Index posting negative returns for the
12-month period. The Fund’s equity positions outperformed
the Fund’s blended benchmark. Government bond yields
increased, and corporate credit spreads widened during the
period as inflationary concerns and aggressive monetary
policy tightening elevated concerns around growth prospects
globally. Fixed income returns for the Fund outperformed the
Fund’s blended benchmark. The Bloomberg U.S. Aggregate
Bond Index posted negative returns, and the Bloomberg U.S.
High Yield Very Liquid Index also posted negative returns
during the period.
The Fund entered the period with an equity weighting of
a little over two thirds with the remainder in fixed income
and a modest position in cash equivalents. The Fund made
meaningful shifts to its asset allocation over the period under review in response to the market conditions. The Fund
decreased exposure to the equity market and increased
exposure to the fixed income market as yields moved higher

Franklin Income VIP Fund

Annual Report
and credit spreads increased. The Fund’s equity weighting
at period-end was well under one half, with the remainder in fixed income and modest holdings in cash equivalents.
Fixed Income
The Fund’s fixed income holdings posted negative returns
during the period with outperformance relative to the Fund’s blended fixed income benchmark. As an asset class, fixed
income underperformed the equity asset class, which
benefited the Fund given its overweight allocation to equities relative to the Fund’s blended benchmark at the start of
the period under review. The Fund’s duration positioning
at the front end of the yield curve in the face of rising
interest rates during the period was a key source driving the outperformance relative to the Fund’s benchmark. Offsetting
this duration positioning was widening credit spreads during the period under review. The Fund actively used this period
to increase exposure to the fixed income asset class given
increased yields and total return prospects which resulted in an overweight allocation to fixed income by period end.
Every corporate credit sector posted negative absolute
returns during the period under review with the exception
of energy. Health care, consumer discretionary and
communication services were the notable absolute
detractors. Relative to the Fund’s blended benchmark,
positive contributors included the financials and industrials sectors while the key detractor was health care. Our holdings in USTs and agency MBS were absolute detractors during
the period, but these positions were shorter in duration and much smaller in size relative to the benchmark, so these
sectors were positive contributors relative to the Fund’s
blended benchmark.
High-yield rated hospital company CHS/Community Health
Systems was a key detractor as increased labor costs
resulted in margin pressure for the company. Additional
detractors in the health care space included pharmaceutical
peers Bausch Health and Endo Pharmaceutical. Outside
of health care, Diamond Sports (not held at period-end)
and Clear Channel Outdoor Holdings in the communication
services sector weighed on results.
Calumet Specialty Products Partners in the energy sector
was a key contributor during the period as the company
successfully launched its renewable diesel and sustainable
aviation fuel businesses. Outside of energy, bond positions
in Barclays Bank and Boeing were notable contributors with
spread tightening prior to period-end.
Equity
Equity holdings posted negative returns during the
period with outperformance relative to the Fund’s equity
benchmark. As an asset class, equities outperformed fixed
income during the period. After beginning the period with an overweight allocation to equities, the Fund actively reduced exposure to the equity market during the period, particularly within common stocks.
The Fund saw mixed performance across sectors during the
period under review with strong positive performance from
the energy, health care, industrials and utilities sectors while seeing negative contributions from consumer discretionary,
communication services, information technology (IT) and
financials.
Energy peers Chevron and Exxon Mobil were notable
positive contributors during the period as the companies saw increased profitability amid higher commodity prices.
Top performers in the Fund outside of energy were large-cap
pharmaceutical players AbbVie, Bristol-Myers Squibb and
Merck (not held at period-end) within the health care sector,
Lockheed Martin in the industrial sector as well as Sempra
Energy and American Electric Power within the utilities
sector.
Top Five Fixed Income Holdings
12/31/22
Company
Industry , Country
% of Total
Net Assets
a a
U.S. Treasury Notes 7.2%
Diversified Financial Services , United States
CHS/Community Health Systems, Inc. 2.4%
Health Care Providers & Services , United States
Bausch Health Cos., Inc. 1.6%
Pharmaceuticals , United States
Tenet Healthcare Corp. 1.6%
Health Care Providers & Services , United States
U.S. Treasury Bonds 1.5%
Diversified Financial Services , United States
Top Five Equity Holdings
12/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Texas Instruments, Inc. 1.9%
Semiconductors & Semiconductor Equipment ,
United States
JPMorgan Chase & Co. 1.6%
Banks , United States
Chevron Corp. 1.5%
Oil, Gas & Consumable Fuels , United States
Exxon Mobil Corp. 1.4%
Oil, Gas & Consumable Fuels , United States
Lockheed Martin Corp. 1.4%
Aerospace & Defense , United States

Franklin Income VIP Fund

Annual Report
Key detractors included equity positions in the
communication services sector with Amazon.com and
Comcast generating negative returns. Additionally, IT players
Intel and Workday weighed on results. Finally, Bank of
America and JPMorgan Chase in the financials sector were
also detractors as growth concerns outpaced the benefits of
rising interest rates.
Despite positive absolute contributions, equity holdings in
the health care sector were modest detractors in the period
relative to the Fund’s benchmark.
During the period, the Fund did not use any derivatives. At
times the Fund will use derivatives such as equity call and
put options to sell and reduce positions and/or to initiate and add to positions.
Thank you for your participation in Franklin Income VIP
Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin Income VIP Fund

Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,025.30 $2.19 $1,023.04 $2.19 0.43%

Annual Report
GOF VIP P1 P2 P4 P5 12/22
SUPPLEMENT DATED DECEMBER 23, 2022
TO THE CURRENTLY EFFECTIVE PROSPECTUSES
OF EACH FUND LISTED BELOW
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
I. For Franklin Allocation VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Income VIP Fund, Franklin Strategic Income
VIP Fund and Franklin VolSmart Allocation VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered ESG-
focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-
term performance, there is no guarantee that such results will be achieved.
II. For Franklin Dynatech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin
Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Templeton Developing Markets VIP Fund, Templeton
Global Bond VIP Fund, Templeton Foreign VIP Fund and Templeton Growth VIP Fund, the “ESG Considerations” risk in the
“Fund Details – Principal Risks” section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered
ESG-focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect

Annual Report
Please keep this supplement with your prospectus for future reference.
the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. In certain circumstances, there may be times when not every investment is assessed for ESG factors and, when they are, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.
III. For Franklin U.S. Government Securities VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
Social and Governance Considerations
Social and/or governance considerations are not the only factors considered by the investment manager and may not be a determinative factor in the investment manager’s selection of securities for the Fund. In addition, the investment manager may not be able to give such considerations meaningful weight if the availability of appropriate securities for the
Fund’s portfolio is limited. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of certain investments may differ from that of investors, third party service providers, such as ratings providers, or other funds. While the investment manager views social and governance considerations as having the potential to contribute to the Fund’s performance, there is no guarantee that such results will be achieved.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.47 $15.65 $16.52 $15.26 $16.72
Income from investment operations
a
:
Net investment income
b
......................... 0.62 0.53 0.59 0.75 0.71
Net realized and unrealized gains (losses) ........... (1.55) 2.09 (0.54) 1.68 (1.35)
Total from investment operations .................... (0.93) 2.62 0.05 2.43 (0.64)
Less distributions from:
Net investment income .......................... (0.83) (0.80) (0.91) (0.91) (0.82)
Net realized gains ............................. (0.32) — (0.01) (0.26) —
Total distributions ............................... (1.15) (0.80) (0.92) (1.17) (0.82)
Net asset value, end of year ....................... $15.39 $17.47 $15.65 $16.52 $15.26
Total return
c
................................... (5.24)% 17.00% 0.97% 16.42% (4.09)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.45% 0.47% 0.47% 0.46% 0.47%
Expenses net of waiver and payments by affiliates
d
...... 0.45%
e
0.47%
e
0.46% 0.45% 0.45%
Net investment income ........................... 3.82% 3.20% 3.96% 4.38% 4.33%
Supplemental data
Net assets, end of year (000’s) ..................... $220,272 $243,732 $306,641 $309,330 $612,657
Portfolio turnover rate ............................ 64.51% 39.27% 45.93% 25.16% 43.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.76 $15.04 $15.91 $14.74 $16.17
Income from investment operations
a
:
Net investment income
b
......................... 0.55 0.47 0.53 0.64 0.65
Net realized and unrealized gains (losses) ........... (1.48) 2.02 (0.53) 1.66 (1.30)
Total from investment operations .................... (0.93) 2.49 — 2.30 (0.65)
Less distributions from:
Net investment income .......................... (0.78) (0.77) (0.86) (0.87) (0.78)
Net realized gains ............................. (0.32) — (0.01) (0.26) —
Total distributions ............................... (1.10) (0.77) (0.87) (1.13) (0.78)
Net asset value, end of year ....................... $14.73 $16.76 $15.04 $15.91 $14.74
Total return
c
................................... (5.47)% 16.75% 0.69% 16.06% (4.30)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.70% 0.72% 0.72% 0.71% 0.72%
Expenses net of waiver and payments by affiliates
d
...... 0.70%
e
0.72%
e
0.71% 0.70% 0.70%
Net investment income ........................... 3.56% 2.95% 3.73% 4.13% 4.08%
Supplemental data
Net assets, end of year (000’s) ..................... $2,545,382 $3,026,228 $3,852,709 $4,318,156 $4,086,652
Portfolio turnover rate ............................ 64.51% 39.27% 45.93% 25.16% 43.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.23 $15.45 $16.32 $15.08 $16.53
Income from investment operations
a
:
Net investment income
b
......................... 0.55 0.46 0.53 0.64 0.64
Net realized and unrealized gains (losses) ........... (1.53) 2.07 (0.54) 1.71 (1.33)
Total from investment operations .................... (0.98) 2.53 (0.01) 2.35 (0.69)
Less distributions from:
Net investment income .......................... (0.77) (0.75) (0.85) (0.85) (0.76)
Net realized gains ............................. (0.32) — (0.01) (0.26) —
Total distributions ............................... (1.09) (0.75) (0.86) (1.11) (0.76)
Net asset value, end of year ....................... $15.16 $17.23 $15.45 $16.32 $15.08
Total return
c
................................... (5.59)% 16.59% 0.58% 16.05% (4.42)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.80% 0.82% 0.82% 0.81% 0.82%
Expenses net of waiver and payments by affiliates
d
...... 0.80%
e
0.82%
e
0.81% 0.80% 0.80%
Net investment income ........................... 3.49% 2.82% 3.62% 4.03% 3.98%
Supplemental data
Net assets, end of year (000’s) ..................... $325,205 $333,522 $302,474 $323,582 $294,700
Portfolio turnover rate ............................ 64.51% 39.27% 45.93% 25.16% 43.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2022
Franklin Income VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 27.9%
Aerospace & Defense 2.1%
Lockheed Martin Corp. ................................. United States 90,000 $ 43,784,100
Raytheon Technologies Corp. ............................ United States 225,000 22,707,000
66,491,100
Air Freight & Logistics 0.9%
United Parcel Service, Inc., B ............................ United States 157,700 27,414,568
Banks 4.3%
Bank of America Corp. ................................. United States 1,100,000 36,432,000
Citigroup, Inc. ........................................ United States 250,000 11,307,500
JPMorgan Chase & Co. ................................. United States 360,000 48,276,000
Truist Financial Corp. .................................. United States 495,000 21,299,850
US Bancorp ......................................... United States 325,000 14,173,250
131,488,600
Biotechnology 0.6%
AbbVie, Inc. ......................................... United States 115,000 18,585,150
Capital Markets 0.8%
Morgan Stanley ....................................... United States 310,000 26,356,200
Chemicals 0.4%
BASF SE ........................................... Germany 225,000 11,078,176
Diversified Telecommunication Services 0.9%
BCE, Inc. ........................................... Canada 275,000 12,082,533
Verizon Communications, Inc. ............................ United States 400,000 15,760,000
27,842,533
Electric Utilities 2.6%
American Electric Power Co., Inc. ......................... United States 200,000 18,990,000
Duke Energy Corp. .................................... United States 150,000 15,448,500
Edison International ................................... United States 250,000 15,905,000
Southern Co. (The) .................................... United States 400,000 28,564,000
78,907,500
Health Care Equipment & Supplies 0.4%
Medtronic plc ........................................ United States 160,000 12,435,200
Household Products 0.6%
Procter & Gamble Co. (The) ............................. United States 120,000 18,187,200
Insurance 0.3%
MetLife, Inc. ......................................... United States 125,000 9,046,250
Media 0.6%
Comcast Corp., A ..................................... United States 512,769 17,931,532
Metals & Mining 1.4%
Barrick Gold Corp. .................................... Canada 1,022,976 17,574,727
Rio Tinto plc, ADR ..................................... Australia 365,529 26,025,665
43,600,392
Multiline Retail 0.2%
Target Corp. ......................................... United States 50,000 7,452,000
Multi-Utilities 1.6%
Dominion Energy, Inc. .................................. United States 400,000 24,528,000
DTE Energy Co. ...................................... United States 100,000 11,753,000
Sempra Energy ....................................... United States 90,000 13,908,600
50,189,600

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels 4.2%
BP plc, ADR ......................................... United Kingdom 300,000 $ 10,479,000
Chevron Corp. ....................................... United States 250,000 44,872,500
Exxon Mobil Corp. ..................................... United States 400,000 44,120,000
Shell plc, ADR ........................................ Netherlands 200,000 11,390,000
TotalEnergies SE, ADR ................................. France 300,000 18,624,000
129,485,500
Pharmaceuticals 1.8%
AstraZeneca plc, ADR .................................. United Kingdom 300,000 20,340,000
a
Bausch Health Cos., Inc. ................................ United States 750,000 4,710,000
Johnson & Johnson ................................... United States 100,000 17,665,000
Pfizer, Inc. ........................................... United States 275,000 14,091,000
56,806,000
Road & Rail 0.1%
Union Pacific Corp. .................................... United States 20,000 4,141,400
Semiconductors & Semiconductor Equipment 3.1%
Broadcom, Inc. ....................................... United States 53,000 29,633,890
QUALCOMM, Inc. ..................................... United States 45,000 4,947,300
Texas Instruments, Inc. ................................. United States 363,966 60,134,463
94,715,653
Specialty Retail 0.3%
Home Depot, Inc. (The) ................................. United States 32,000 10,107,520
Tobacco 0.7%
Philip Morris International, Inc. ........................... United States 200,000 20,242,000
Total Common Stocks (Cost $635,198,396) .....................................
862,504,074
b
Equity-Linked Securities 13.4%
Automobiles 0.4%
c
Citigroup Global Markets Holdings, Inc. into Ford Motor Co., 144A,
12.5%, 1/12/23 ..................................... United States 877,000 10,817,286
Banks 1.5%
c
Barclays Bank plc into JPMorgan Chase & Co., 144A, 8%, 9/08/23 United States 187,500 24,109,598
c
J.P. Morgan Structured Products BV into Bank of America Corp.,
144A, 9.5%, 5/12/23 ................................. United States 250,000 8,588,083
c
Royal Bank of Canada into Bank of America Corp., 144A, 8.5%,
8/14/23 ........................................... United States 450,000 15,102,264
47,799,945
Biotechnology 0.6%
c
BNP Paribas Issuance BV into AbbVie, Inc., 144A, 8%, 2/23/23 ... United States 125,000 19,326,600
Capital Markets 0.6%
c
BNP Paribas Issuance BV into Morgan Stanley, 144A, 8%, 5/22/23 United States 125,000 10,754,614
c
J.P. Morgan Structured Products BV into Goldman Sachs Group, Inc.
(The), 144A, 8.5%, 3/09/23 ............................ United States 26,000 9,041,270
19,795,884
Chemicals 0.4%
c
Credit Suisse AG into Air Products and Chemicals, Inc., 144A, 8.5%,
5/15/23 ........................................... United States 49,560 13,145,521
Communications Equipment 0.5%
c
Barclays Bank plc into Cisco Systems, Inc., 144A, 7.5%, 3/10/23 .. United States 350,000 16,868,571

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Containers & Packaging 0.5%
c
Mizuho Markets Cayman LP into International Paper Co., 144A,
10.5%, 12/15/23 ..................................... United States 400,000 $ 14,139,903
Electric Utilities 0.3%
c
National Bank of Canada into NextEra Energy, Inc., 144A, 8.5%,
12/05/23 .......................................... United States 102,000 8,067,430
Entertainment 0.4%
c
Royal Bank of Canada into Walt Disney Co. (The), 144A, 10%,
5/26/23 ........................................... United States 139,700 12,758,448
Industrial Conglomerates 0.3%
c
Goldman Sachs International Bank into Honeywell International, Inc.,
144A, 8.5%, 4/04/23 ................................. United States 45,400 9,300,302
Insurance 0.9%
c
Royal Bank of Canada into MetLife, Inc., 144A, 9%, 9/22/23 ..... United States 420,000 29,022,526
Interactive Media & Services 0.3%
c
Citigroup Global Markets Holdings, Inc. into Alphabet, Inc., 144A,
9%, 6/22/23 ........................................ United States 4,800 8,820,435
Internet & Direct Marketing Retail 0.7%
c
Merrill Lynch International & Co. CV into Amazon.com, Inc., 144A,
8.5%, 1/11/23 ....................................... United States 11,700 20,498,811
IT Services 0.2%
c
UBS AG into Fidelity National Information Services, Inc., 144A, 10%,
10/19/23 .......................................... United States 100,000 7,236,708
Machinery 0.5%
c
Goldman Sachs International Bank into Cummins, Inc., 144A, 8%,
1/10/23 ........................................... United States 60,000 14,738,475
Media 0.8%
c
BNP Paribas Issuance BV into Comcast Corp., 144A, 8.5%, 8/10/23 United States 700,000 25,504,092
Metals & Mining 0.2%
c
Goldman Sachs International Bank into Newmont Corp., 144A, 10%,
7/05/23 ........................................... United States 100,000 5,054,873
Oil, Gas & Consumable Fuels 0.3%
c
Merrill Lynch International & Co. CV into Chevron Corp., 144A, 10%,
12/04/23 .......................................... United States 47,600 8,191,955
Pharmaceuticals 1.0%
c
Mizuho Markets Cayman LP into Bristol-Myers Squibb Co., 144A,
8.5%, 12/04/23 ..................................... United States 240,000 17,990,788
c
Societe Generale SA into Pfizer, Inc., 144A, 8.5%, 6/09/23 ...... United States 260,000 13,476,583
31,467,371
Road & Rail 0.3%
c
Merrill Lynch International & Co. CV into Union Pacific Corp., 144A,
Reg S, 9%, 11/01/23 ................................. United States 50,750 10,624,217
Semiconductors & Semiconductor Equipment 2.7%
c
Goldman Sachs International Bank into Intel Corp., 144A, 10%,
8/09/23 ........................................... United States 650,000 18,428,522
c
Merrill Lynch International & Co. CV into Broadcom, Inc., 144A, 10%,
12/05/23 .......................................... United States 35,000 18,238,859
c
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 6/26/23 ....................................... United States 100,000 7,027,965
c
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 11/03/23 ...................................... United States 144,400 9,745,123

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Semiconductors & Semiconductor Equipment (continued)
c
Royal Bank of Canada into Analog Devices, Inc., 144A, 10%, 5/19/23 United States 178,000 $ 28,875,437
82,315,906
Total Equity-Linked Securities (Cost $453,830,044) ..............................
415,495,259
Convertible Preferred Stocks 1.2%
Electric Utilities 1.1%
NextEra Energy, Inc., 5.279% ............................ United States 400,000 20,280,000
NextEra Energy, Inc., 6.219% ............................ United States 230,200 11,622,798
31,902,798
Thrifts & Mortgage Finance 0.1%
FNMA, 5.375% ....................................... United States 475 3,443,750
a
Total Convertible Preferred Stocks (Cost $65,884,960) ...........................
35,346,548
Principal
Amount
*
Convertible Bonds 0.1%
Media 0.1%
DISH Network Corp. , Senior Note , 2.375% , 3/15/24 ............
United States 4,555,000 4,121,136
Total Convertible Bonds (Cost $4,414,954) .....................................
4,121,136
Corporate Bonds 46.1%
Aerospace & Defense 1.9%
Boeing Co. (The) ,
Senior Note, 5.04%, 5/01/27 ........................... United States 11,500,000 11,391,478
Senior Note, 5.15%, 5/01/30 ........................... United States 25,000,000 24,452,292
Raytheon Technologies Corp. , Senior Note , 3.95% , 8/16/25 ......
United States 7,500,000 7,334,559
TransDigm, Inc. ,
Senior Note, 6.375%, 6/15/26 .......................... United States 10,000,000 9,744,147
c
Senior Secured Note, 144A, 6.25%, 3/15/26 ............... United States 6,000,000 5,930,340
58,852,816
Airlines 0.7%
c
American Airlines Inc/AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 15,000,000 14,451,023
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 8,775,000 8,261,746
22,712,769
Auto Components 0.7%
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 11,945,000 8,395,019
Goodyear Tire & Rubber Co. (The) , Senior Note , 5% , 7/15/29 ....
United States 15,000,000 12,531,744
20,926,763
Automobiles 0.7%
Ford Motor Co. ,
Senior Bond, 3.25%, 2/12/32 ........................... United States 3,000,000 2,255,165
Senior Bond, 6.1%, 8/19/32 ............................ United States 3,000,000 2,775,848
d
Senior Note, 4.346%, 12/08/26 ......................... United States 7,000,000 6,653,781
General Motors Co. ,
Senior Bond, 5.6%, 10/15/32 ........................... United States 5,000,000 4,659,221
Senior Bond, 5.15%, 4/01/38 ........................... United States 7,500,000 6,497,255
22,841,270

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks 3.3%
Bank of America Corp. ,
e
AA, Junior Sub. Bond, 6.1% to 3/16/25, FRN thereafter, Perpetual United States 8,000,000 $ 7,725,560
e
X, Junior Sub. Bond, 6.25% to 9/04/24, FRN thereafter, Perpetual United States 6,000,000 5,777,165
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 ... United States 5,000,000 4,536,087
Barclays plc ,
Senior Bond, 5.746% to 8/08/32, FRN thereafter, 8/09/33 ..... United Kingdom 15,000,000 14,212,624
Senior Bond, 7.437% to 11/01/32, FRN thereafter, 11/02/33 .... United Kingdom 10,000,000 10,508,600
Senior Note, 5.501% to 8/08/27, FRN thereafter, 8/09/28 ...... United Kingdom 2,300,000 2,231,350
Citigroup, Inc. ,
Senior Bond, 6.27% to 11/16/32, FRN thereafter, 11/17/33 ..... United States 12,000,000 12,417,689
Sub. Bond, 4.125%, 7/25/28 ........................... United States 12,500,000 11,657,988
d,e
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 7/31/23, FRN
thereafter , Perpetual ................................. United States 3,200,000 3,137,920
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037% to
10/27/32, FRN thereafter , 10/28/33 ....................... United States 8,000,000 8,354,575
Truist Financial Corp. , Sub. Bond , 4.916% to 7/27/32, FRN
thereafter , 7/28/33 ................................... United States 4,000,000 3,763,679
US Bancorp , Senior Bond , 5.85% to 10/20/32, FRN thereafter ,
10/21/33 .......................................... United States 10,000,000 10,413,725
Wells Fargo & Co. , Senior Note , 3.196% to 6/16/26, FRN thereafter ,
6/17/27 ........................................... United States 8,000,000 7,430,507
102,167,469
Biotechnology 0.3%
AbbVie, Inc. , Senior Note , 3.8% , 3/15/25 ....................
United States 10,500,000 10,242,289
Building Products 0.3%
c
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 8,000,000 7,351,400
Carrier Global Corp. , Senior Note , 2.722% , 2/15/30 ............
United States 2,500,000 2,110,259
9,461,659
Capital Markets 0.6%
c
Coinbase Global, Inc. , Senior Bond , 144A, 3.625% , 10/01/31 .... United States 2,171,790 1,048,783
Goldman Sachs Group, Inc. (The) , Senior Note , 3.272% to 9/28/24,
FRN thereafter , 9/29/25 ............................... United States 9,000,000 8,678,657
Morgan Stanley , Senior Bond , 6.342% to 10/17/32, FRN thereafter ,
10/18/33 .......................................... United States 8,650,000 9,091,179
18,818,619
Chemicals 1.4%
Celanese US Holdings LLC , Senior Note , 6.165% , 7/15/27 ......
United States 12,000,000 11,855,170
c
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% , 5/15/26 Switzerland 10,000,000 9,363,730
c
International Flavors & Fragrances, Inc. , Senior Bond , 144A, 2.3% ,
11/01/30 .......................................... United States 10,000,000 7,956,670
c
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 10,000,000 8,067,795
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 7,900,000 6,793,562
44,036,927
Commercial Services & Supplies 0.4%
c
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 15,000,000 12,442,302
Communications Equipment 1.1%
c
CommScope Technologies LLC ,
Senior Note, 144A, 6%, 6/15/25 ........................ United States 14,602,868 13,318,692
Senior Note, 144A, 5%, 3/15/27 ........................ United States 2,500,000 1,701,954

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment (continued)
c
CommScope, Inc. ,
Senior Note, 144A, 8.25%, 3/01/27 ...................... United States 10,000,000 $ 7,765,800
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 7,141,000 5,116,482
Senior Secured Note, 144A, 6%, 3/01/26 .................. United States 5,000,000 4,624,750
32,527,678
Consumer Finance 2.3%
Capital One Financial Corp. ,
Senior Note, 4.927% to 5/09/27, FRN thereafter, 5/10/28 ...... United States 10,398,356 10,082,925
Senior Note, 3.273% to 2/28/29, FRN thereafter, 3/01/30 ...... United States 7,000,000 5,998,325
Senior Note, 5.247% to 7/25/29, FRN thereafter, 7/26/30 ...... United States 3,000,000 2,863,542
Sub. Note, 4.2%, 10/29/25 ............................ United States 8,000,000 7,739,131
Ford Motor Credit Co. LLC ,
Senior Note, 5.125%, 6/16/25 .......................... United States 20,000,000 19,270,832
Senior Note, 4.95%, 5/28/27 ........................... United States 15,000,000 14,021,550
General Motors Financial Co., Inc. ,
Senior Note, 2.4%, 4/10/28 ............................ United States 6,000,000 5,056,558
Senior Note, 4.3%, 4/06/29 ............................ United States 5,000,000 4,488,517
69,521,380
Containers & Packaging 1.4%
c
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. , Senior
Secured Note , 144A, 4.125% , 8/15/26 .................... United States 5,000,000 4,341,315
c
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 20,432,000 18,935,902
Senior Secured Note, 144A, 5.5%, 4/15/24 ................ United States 16,500,000 16,077,718
c
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 5,000,000 4,443,252
43,798,187
Diversified Financial Services 0.8%
c
MPH Acquisition Holdings LLC ,
d
Senior Note, 144A, 5.75%, 11/01/28 ..................... United States 20,000,000 13,344,244
Senior Secured Note, 144A, 5.5%, 9/01/28 ................ United States 8,890,000 6,953,225
c
Woodside Finance Ltd. , Senior Bond , 144A, 4.5% , 3/04/29 ...... Australia 4,685,000 4,401,514
24,698,983
Diversified Telecommunication Services 0.4%
c
Altice France SA , Senior Secured Note , 144A, 5.5% , 10/15/29 ... France 11,500,000 8,789,622
c
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 5% , 2/01/28 ................................... United States 5,153,000 4,690,235
13,479,857
Electric Utilities 0.7%
Pacific Gas and Electric Co. , Senior Bond , 4.55% , 7/01/30 ......
United States 5,000,000 4,543,699
Southern Co. (The) , Senior Bond , 5.7% , 10/15/32 .............
United States 10,000,000 10,260,330
c
Vistra Operations Co. LLC , Senior Note , 144A, 4.375% , 5/01/29 .. United States 8,255,000 7,129,281
21,933,310
Energy Equipment & Services 0.5%
c
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 1,255,000 1,284,836
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 14,500,000 13,950,352
15,235,188

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment 1.3%
Netflix, Inc. , Senior Bond , 4.875% , 4/15/28 ..................
United States 22,000,000 $ 21,292,400
c
ROBLOX Corp. , Senior Note , 144A, 3.875% , 5/01/30 .......... United States 9,100,000 7,184,450
c
Warnermedia Holdings, Inc. ,
Senior Bond, 144A, 4.279%, 3/15/32 ..................... United States 6,500,000 5,370,739
Senior Note, 144A, 3.755%, 3/15/27 ..................... United States 6,500,000 5,862,695
39,710,284
Equity Real Estate Investment Trusts (REITs) 1.0%
American Tower Corp. , Senior Bond , 2.9% , 1/15/30 ............
United States 8,000,000 6,792,410
Crown Castle, Inc. , Senior Bond , 3.3% , 7/01/30 ...............
United States 5,000,000 4,385,776
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5%, 10/15/27 ............................ United States 8,750,000 7,374,150
Senior Bond, 3.5%, 3/15/31 ............................ United States 5,000,000 3,437,868
VICI Properties LP , Senior Bond , 5.125% , 5/15/32 .............
United States 10,000,000 9,278,750
31,268,954
Food Products 0.3%
c
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Bond , 144A, 5.75% , 4/01/33 ...................... United States 8,000,000 7,650,240
Health Care Equipment & Supplies 1.2%
c
GE HealthCare Technologies, Inc. , Senior Bond , 144A, 5.905% ,
11/22/32 .......................................... United States 7,500,000 7,795,310
c
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 18,000,000 14,328,990
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 16,800,000 13,570,116
35,694,416
Health Care Providers & Services 5.7%
Centene Corp. , Senior Note , 4.625% , 12/15/29 ...............
United States 10,000,000 9,160,908
c
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 52,000,000 26,823,315
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 20,000,000 9,694,100
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 22,500,000 20,531,250
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 10,000,000 9,066,929
Senior Secured Note, 144A, 5.25%, 5/15/30 ............... United States 10,000,000 7,558,222
CVS Health Corp. , Senior Bond , 4.3% , 3/25/28 ...............
United States 8,000,000 7,752,854
c
DaVita, Inc. ,
Senior Bond, 144A, 3.75%, 2/15/31 ...................... United States 2,500,000 1,871,387
Senior Note, 144A, 4.625%, 6/01/30 ..................... United States 20,000,000 16,130,834
HCA, Inc. , Senior Note , 5% , 3/15/24 .......................
United States 10,400,000 10,345,202
c
Tenet Healthcare Corp. ,
Secured Note, 144A, 6.25%, 2/01/27 ..................... United States 29,000,000 27,913,660
Senior Note, 144A, 6.125%, 10/01/28 .................... United States 9,000,000 8,076,870
Senior Secured Note, 144A, 6.125%, 6/15/30 .............. United States 12,500,000 11,931,938
UnitedHealth Group, Inc. , Senior Bond , 5.35% , 2/15/33 .........
United States 10,000,000 10,349,845
177,207,314
Hotels, Restaurants & Leisure 2.5%
c
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ........ United States 3,130,000 2,726,793
c
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 20,000,000 19,474,110
Expedia Group, Inc. , Senior Note , 5% , 2/15/26 ...............
United States 7,000,000 6,915,793
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note, 144A, 6.75%, 1/15/30 ...................... United States 4,100,000 3,314,748
Senior Secured Note, 144A, 4.625%, 1/15/29 .............. United States 7,000,000 5,932,745

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
McDonald's Corp. , Senior Bond , 4.6% , 9/09/32 ...............
United States 8,000,000 $ 7,847,679
c
Penn Entertainment, Inc. , Senior Note , 144A, 4.125% , 7/01/29 ... United States 8,000,000 6,330,429
c
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 18,518,000 17,618,136
d
Senior Note, 144A, 5.25%, 5/15/27 ...................... United States 6,000,000 5,424,305
75,584,738
Independent Power and Renewable Electricity Producers 0.7%
c
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 5,000,000 4,471,639
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 5,000,000 4,470,916
c,e
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ................................. United States 12,500,000 11,392,228
20,334,783
Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc. , Senior Bond , 3.6% , 4/13/32 ...............
United States 4,000,000 3,672,318
Media 2.9%
c
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 2,800,000 2,047,652
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 10,500,000 7,729,522
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 5,000,000 4,343,250
c
CSC Holdings LLC , Senior Bond , 144A, 5.5% , 4/15/27 ......... United States 15,000,000 12,615,396
c
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 9,500,000 8,517,320
DISH DBS Corp. ,
Senior Note, 5%, 3/15/23 ............................. United States 11,000,000 10,971,785
Senior Note, 5.875%, 11/15/24 ......................... United States 20,859,000 19,425,859
c
Senior Secured Note, 144A, 5.25%, 12/01/26 .............. United States 6,500,000 5,487,365
c
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ....... United States 5,000,000 4,132,275
c
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 7,140,000 6,814,560
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 8,500,000 8,218,948
90,303,932
Metals & Mining 1.6%
c
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 . United States 8,500,000 7,553,131
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ................
Luxembourg 12,000,000 11,967,648
c
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 6.75% , 3/15/26 . United States 5,000,000 5,021,100
c
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond, 144A, 4.375%, 4/01/31 ..................... Australia 6,000,000 5,001,651
Senior Note, 144A, 5.875%, 4/15/30 ..................... Australia 5,000,000 4,664,862
Freeport-McMoRan, Inc. , Senior Bond , 4.625% , 8/01/30 ........
United States 8,000,000 7,464,596
c
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 ...... Australia 10,000,000 8,139,781
49,812,769
Multiline Retail 0.1%
Target Corp. , Senior Bond , 4.5% , 9/15/32 ...................
United States 4,000,000 3,894,752
Oil, Gas & Consumable Fuels 1.4%
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 11%, 4/15/25 ........................ United States 15,000,000 15,657,574
Senior Note, 144A, 8.125%, 1/15/27 ..................... United States 8,820,000 8,257,725
Senior Secured Note, 144A, 9.25%, 7/15/24 ............... United States 5,185,000 5,272,601

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
a,c
Chesapeake Energy Corp. , Senior Note , 144A, 5.875% , 2/01/29 .. United States 9,500,000 $ 9,014,836
Occidental Petroleum Corp. , Senior Note , 6.625% , 9/01/30 ......
United States 6,000,000 6,213,810
44,416,546
Personal Products 0.2%
GSK Consumer Healthcare Capital US LLC , Senior Note , 3.625% ,
3/24/32 ........................................... United States 8,500,000 7,485,725
Pharmaceuticals 2.8%
c
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 6,374,000 6,238,553
c
Bausch Health Cos., Inc. ,
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 18,750,000 15,967,062
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 23,409,673 16,173,275
Senior Secured Note, 144A, 5.75%, 8/15/27 ............... United States 10,000,000 6,822,200
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 13,865,000 10,881,871
c
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 11,000,000 10,670,328
c,f
Endo Dac / Endo Finance LLC / Endo Finco, Inc. , Senior Secured
Note , 144A, 5.875% , 10/15/24 .......................... United States 4,500,000 3,577,500
c,f
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 8,429,000 6,423,738
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 .........
United States 10,000,000 9,360,965
86,115,492
Road & Rail 0.4%
c
Ashtead Capital, Inc. , Senior Note , 144A, 4.25% , 11/01/29 ...... United Kingdom 4,500,000 4,043,224
Union Pacific Corp. , Senior Bond , 4.5% , 1/20/33 ..............
United States 8,000,000 7,848,212
11,891,436
Semiconductors & Semiconductor Equipment 0.8%
c
Broadcom, Inc. ,
Senior Bond, 144A, 2.45%, 2/15/31 ...................... United States 5,000,000 3,949,771
Senior Bond, 144A, 4.15%, 4/15/32 ...................... United States 10,000,000 8,805,964
Senior Note, 144A, 4%, 4/15/29 ........................ United States 5,000,000 4,552,505
Micron Technology, Inc. , Senior Note , 6.75% , 11/01/29 .........
United States 8,000,000 8,144,269
25,452,509
Software 1.4%
Oracle Corp. ,
Senior Bond, 3.25%, 11/15/27 .......................... United States 5,000,000 4,600,787
Senior Bond, 2.875%, 3/25/31 .......................... United States 15,000,000 12,473,763
Senior Bond, 6.25%, 11/09/32 .......................... United States 6,750,000 7,086,016
c
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 11,000,000 8,685,888
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ..................
United States 10,000,000 8,855,319
41,701,773
Specialty Retail 0.5%
d
Lowe's Cos., Inc. , Senior Bond , 5% , 4/15/33 ................. United States 13,000,000 12,732,820
c
Michaels Cos., Inc. (The) , Senior Secured Note , 144A, 5.25% ,
5/01/28 ........................................... United States 4,000,000 3,222,943
15,955,763
Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc. , Senior Bond , 3.35% , 8/08/32 ....................
United States 8,000,000 7,286,602
HP, Inc. ,
Senior Bond, 5.5%, 1/15/33 ............................ United States 10,000,000 9,424,039
Senior Note, 4%, 4/15/29 ............................. United States 5,000,000 4,574,324
21,284,965

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco 0.6%
BAT Capital Corp. , Senior Note , 3.557% , 8/15/27 .............
United Kingdom 20,000,000 $ 18,303,003
Trading Companies & Distributors 1.1%
United Rentals North America, Inc. ,
Senior Bond, 4.875%, 1/15/28 .......................... United States 11,300,000 10,733,361
c
Senior Secured Note, 144A, 6%, 12/15/29 ................. United States 8,000,000 7,965,400
c
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 14,000,000 14,205,970
32,904,731
Wireless Telecommunication Services 1.3%
Sprint LLC ,
Senior Note, 7.875%, 9/15/23 .......................... United States 12,500,000 12,702,325
Senior Note, 7.125%, 6/15/24 .......................... United States 8,200,000 8,378,268
Senior Note, 7.625%, 3/01/26 .......................... United States 7,500,000 7,908,795
T-Mobile USA, Inc. ,
Senior Bond, 5.2%, 1/15/33 ............................ United States 7,500,000 7,456,400
Senior Note, 3.375%, 4/15/29 .......................... United States 4,500,000 3,972,125
40,417,913
Total Corporate Bonds (Cost $1,538,293,441) ...................................
1,424,761,822
U.S. Government and Agency Securities 8.7%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ..................................... United States 15,000,000 13,410,938
3%, 8/15/52 ........................................ United States 40,000,000 32,968,750
U.S. Treasury Notes ,
4.375%, 10/31/24 .................................... United States 10,000,000 9,972,265
4.5%, 11/30/24 ...................................... United States 25,000,000 25,002,930
2.875%, 5/15/32 ..................................... United States 130,000,000 119,843,750
2.75%, 8/15/32 ..................................... United States 75,000,000 68,308,594
Total U.S. Government and Agency Securities (Cost $279,725,426) ................
269,507,227
Asset-Backed Securities 0.3%
Airlines 0.3%
United Airlines Pass-Through Trust , 2020-1 , A , 5.875% , 10/15/27 . .
United States 7,903,833 7,803,686
Total Asset-Backed Securities (Cost $7,903,833) ................................
7,803,686
Mortgage-Backed Securities 0.0%
†
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%
†
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 1,585,956 1,514,138
Total Mortgage-Backed Securities (Cost $1,680,122) .............................
1,514,138
Total Long Term Investments (Cost $2,986,931,176) .............................
3,021,053,890
a
Short Term Investments 1.9%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.5%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .... United States 46,402,687 46,402,687
Total Money Market Funds (Cost $46,402,687) ..................................
46,402,687

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
i
Investments from Cash Collateral Received for
Loaned Securities 0.4%
Money Market Funds 0.4%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .... United States 11,170,000 $ 11,170,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $11,170,000) ...........................................................
11,170,000
Total Short Term Investments (Cost $57,572,687 ) ................................
57,572,687
a
Total Investments (Cost $3,044,503,863) 99.6% ..................................
$3,078,626,577
Other Assets, less Liabilities 0.4% .............................................
12,232,494
Net Assets 100.0% ...........................................................
$3,090,859,071
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 1(d) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the aggregate value of these securities was $1,185,619,638, representing 38.4% of net assets.
d
A portion or all of the security is on loan at December 31, 2022. See Note 1(e).
e
Perpetual security with no stated maturity date.
f
See Note 7 regarding credit risk and defaulted securities.
g
See Note 3(e) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(e) regarding securities on loan.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2022, the Fund had the following futures contracts outstanding. See Note 1(c) .
See Note 10 regarding other derivative information.
See Abbreviations on page FI- 38 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 550 $ 61,763,281 3/22/23 $ (261,448)
Total Futures Contracts ...................................................................... $(261,448)
*
As of year end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2022
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Income
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,986,931,176
Cost - Non-controlled affiliates (Not e 3e) ........................................................ 57,572,687
Value - Unaffiliated issuers (Includes securities loaned of $10,782,344) ................................. $3,021,053,890
Value - Non-controlled affiliates (Not e 3e) ....................................................... 57,572,687
Receivables:
Capital shares sold ........................................................................ 891,582
Dividends and interest ..................................................................... 25,596,880
European Union tax reclaims (Note 1 f ) ......................................................... 1,715,279
Deposits with brokers for:
Futures contracts ........................................................................ 1,210,000
Total assets .......................................................................... 3,108,040,318
Liabilities:
Payables:
Capital shares redeemed ................................................................... 3,526,108
Management fees ......................................................................... 1,198,050
Distribution fees .......................................................................... 646,157
Trustees' fees and expenses ................................................................. 615
Variation margin on futures contracts ........................................................... 77,341
Funds advanced by custodian ................................................................. 318,750
Payable upon return of securities loaned (Note 1 e ) .................................................. 11,170,000
Accrued expenses and other liabilities ........................................................... 244,226
Total liabilities ......................................................................... 17,181,247
Net assets, at value ................................................................. $3,090,859,071
Net assets consist of:
Paid-in capital ............................................................................. $2,718,079,775
Total distributable earnings (losses) ............................................................. 372,779,296
Net assets, at value ................................................................. $3,090,859,071
Franklin Income
VIP Fund
Class 1:
Net assets, at value ....................................................................... $220,271,980
Shares outstanding ........................................................................ 14,313,286
Net asset value and maximum offering price per share ............................................. $15.39
Class 2:
Net assets, at value ....................................................................... $2,545,382,381
Shares outstanding ........................................................................ 172,814,988
Net asset value and maximum offering price per share ............................................. $14.73
Class 4:
Net assets, at value ....................................................................... $325,204,710
Shares outstanding ........................................................................ 21,445,493
Net asset value and maximum offering price per share ............................................. $15.16

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2022
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Income
VIP Fund
Investment income:
Dividends: (net of foreign taxes of $571,287)
Unaffiliated issuers ........................................................................ $48,340,825
Non-controlled affiliates (Not e 3e) ............................................................. 589,881
Interest:
Unaffiliated issuers ........................................................................ 91,713,882
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 70,090
Non-controlled affiliates (Not e 3e) ............................................................. 141,968
Other income (Note 1 f ) ....................................................................... 97,279
Total investment income ................................................................... 140,953,925
Expenses:
Management fees (Note 3 a ) ................................................................... 15,118,754
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 6,878,267
    Class 4 ................................................................................ 1,146,872
Custodian fees (Note 4 ) ...................................................................... 30,626
Reports to shareholders fees .................................................................. (416,445)
Professional fees ........................................................................... 99,954
Trustees' fees and expenses .................................................................. 36,439
Other .................................................................................... 159,885
Total expenses ......................................................................... 23,054,352
Expense reductions (Note 4 ) ............................................................... (703)
Expenses waived/paid by affiliates (Not e 3e) ................................................... (181,099)
Net expenses ......................................................................... 22,872,550
Net investment income ................................................................ 118,081,375
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 238,011,679
Foreign currency transactions ................................................................ 9,152
Futures contracts ......................................................................... 1,011,300
Net realized gain (loss) .................................................................. 239,032,131
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (551,428,753)
Translation of other assets and liabilities denominated in foreign currencies .............................. (106,825)
Futures contracts ......................................................................... (261,448)
Net change in unrealized appreciation (depreciation) ............................................ (551,797,026)
Net realized and unrealized gain (loss) ............................................................ (312,764,895)
Net increase (decrease) in net assets resulting from operations .......................................... $(194,683,520)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Income VIP Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $118,081,375 $119,675,102
Net realized gain (loss) ................................................. 239,032,131 513,668,217
Net change in unrealized appreciation (depreciation) ........................... (551,797,026) 10,214,847
Net increase (decrease) in net assets resulting from operations ................ (194,683,520) 643,558,166
Distributions to shareholders:
Class 1 ............................................................. (15,259,288) (16,108,181)
Class 2 ............................................................. (187,850,088) (184,021,190)
Class 4 ............................................................. (21,816,089) (14,055,725)
Total distributions to shareholders .......................................... (224,925,465) (214,185,096)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 4,063,250 (92,365,384)
Class 2 ............................................................. (129,750,272) (1,191,742,494)
Class 4 ............................................................. 32,673,363 (3,607,701)
Total capital share transactions ............................................ (93,013,659) (1,287,715,579)
Net increase (decrease) in net assets ................................... (512,622,644) (858,342,509)
Net assets:
Beginning of year ....................................................... 3,603,481,715 4,461,824,224
End of year ........................................................... $3,090,859,071 $3,603,481,715

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin Income VIP Fund

Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Income VIP Fund (Fund) is
included in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund the
benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Income VIP Fund
(continued)
inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Income VIP Fund
(continued)
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
See Note 10 regarding other derivative information.
d. Equity-Linked Securities
The Fund invests in equity-linked securities. Equity-linked
securities are hybrid financial instruments that generally
combine both debt and equity characteristics into a single
note form. Income received from equity-linked securities is
recorded as realized gains in the Statement of Operations
and may be based on the performance of an underlying
equity security, an equity index, or an option position.
The risks of investing in equity-linked securities include
unfavorable price movements in the underlying security and
the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked
securities and the appreciation potential may be limited.
Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Income VIP Fund
(continued)
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and
losses are recorded as an adjustment to interest income.
Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
f. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Income VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 948,516 $15,139,114 2,421,558 $40,162,495
Shares issued in reinvestment of distributions .......... 1,008,545 15,259,288 964,562 16,108,181
Shares redeemed ............................... (1,594,689) (26,335,152) (9,030,990) (148,636,060)
Net increase (decrease) .......................... 362,372 $4,063,250 (5,644,870) $(92,365,384)
Class 2 Shares:
Shares sold ................................... 15,467,143 $244,219,618 8,261,102 $133,024,654
Shares issued in reinvestment of distributions .......... 12,955,179 187,850,088 11,472,643 184,021,190
Shares redeemed ............................... (36,169,026) (561,819,978) (95,307,859) (1,508,788,338)
Net increase (decrease) .......................... (7,746,704) $(129,750,272) (75,574,114) $(1,191,742,494)
Class 4 Shares:
Shares sold ................................... 4,620,551 $74,558,532 2,779,479 $45,895,938
Shares issued in reinvestment of distributions .......... 1,461,225 21,816,089 851,346 14,055,725
Shares redeemed ............................... (3,991,594) (63,701,258) (3,856,387) (63,559,364)
Net increase (decrease) .......................... 2,090,182 $32,673,363 (225,562) $(3,607,701)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Subsidiary Affiliation
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Income VIP Fund
(continued)
For the year ended December 31, 2022, the gross effective investment management fee rate was 0.458% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2022, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Income VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $ 56,779,626 $ 1,353,325,002 $ (1,363,701,941) $ — $ — $ 46,402,687 46,402,687 $ 589,881
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $20,527,000 $207,987,000 $(217,344,000) $— $— $11,170,000 11,170,000 $141,968
Total Affiliated Securities ... $77,306,626 $1,561,312,002 $(1,581,045,941) $— $— $57,572,687 $731,849
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Income VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2022 and 2021, was as follows:
At December 31, 2022, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims and equity-linked securities.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2022, aggregated
$2,079,553,496 and 2,240,693,452, respectively.
At December 31, 2022, in connection with securities lending transactions, the Fund loaned equity investments and received
$11,170,000 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Credit Risk and Defaulted Securities
At December 31, 2022, the Fund had 25.2% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At December
31, 2022, the aggregate value of these securities was $10,001,238, representing 0.3% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
2022 2021
Distributions paid from:
Ordinary income .......................................................... $224,925,465 $214,185,096
Cost of investments .......................................................................... $3,051,498,234
Unrealized appreciation ........................................................................ $283,234,880
Unrealized depreciation ........................................................................ (256,367,985)
Net unrealized appreciation (depreciation) .......................................................... $26,866,895
Distributable earnings:
Undistributed ordinary income ................................................................... $149,028,752
Undistributed long term capital gains .............................................................. 195,184,438
Total distributable earnings ..................................................................... $344,213,190

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Income VIP Fund
(continued)
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Other Derivative Information
At December 31, 2022, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2022, the average month end notional amount of futures contracts represented $14,231,911 respectively.
See Note 1(c) regarding derivative financial instruments.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Income VIP Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 261,448
a
Total .................... $— $261,448
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Income VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $1,011,300 Futures contracts $(261,448)
Total ....................... $1,011,300 $(261,448)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Income VIP Fund
(continued)
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
 Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the  Statement of Operations. During the year ended December 31, 2022, the Fund did not use the Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 66,491,100 $ — $ — $ 66,491,100
Air Freight & Logistics ................... 27,414,568 — — 27,414,568
Banks ............................... 131,488,600 — — 131,488,600
Biotechnology ......................... 18,585,150 — — 18,585,150
Capital Markets ........................ 26,356,200 — — 26,356,200
Chemicals ........................... — 11,078,176 — 11,078,176
Diversified Telecommunication Services ..... 27,842,533 — — 27,842,533
Electric Utilities ........................ 78,907,500 — — 78,907,500
Health Care Equipment & Supplies ......... 12,435,200 — — 12,435,200
Household Products .................... 18,187,200 — — 18,187,200
Insurance ............................ 9,046,250 — — 9,046,250
Media ............................... 17,931,532 — — 17,931,532
Metals & Mining ....................... 43,600,392 — — 43,600,392
Multiline Retail ........................ 7,452,000 — — 7,452,000

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Income VIP Fund
(continued)
13. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Multi-Utilities .......................... $ 50,189,600 $ — $ — $ 50,189,600
Oil, Gas & Consumable Fuels ............. 129,485,500 — — 129,485,500
Pharmaceuticals ....................... 56,806,000 — — 56,806,000
Road & Rail .......................... 4,141,400 — — 4,141,400
Semiconductors & Semiconductor Equipment . 94,715,653 — — 94,715,653
Specialty Retail ........................ 10,107,520 — — 10,107,520
Tobacco ............................. 20,242,000 — — 20,242,000
Equity-Linked Securities ................... — 415,495,259 — 415,495,259
Convertible Preferred Stocks :
Electric Utilities ........................ 31,902,798 — — 31,902,798
Thrifts & Mortgage Finance ............... — 3,443,750 — 3,443,750
Convertible Bonds ....................... — 4,121,136 — 4,121,136
Corporate Bonds ........................ — 1,424,761,822 — 1,424,761,822
U.S. Government and Agency Securities ....... — 269,507,227 — 269,507,227
Asset-Backed Securities ................... — 7,803,686 — 7,803,686
Mortgage-Backed Securities ................ — 1,514,138 — 1,514,138
Short Term Investments ................... 57,572,687 — — 57,572,687
Total Investments in Securities ........... $940,901,383 $2,137,725,194
a
$— $3,078,626,577
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 261,448 $ — $ — $ 261,448
Total Other Financial Instruments ......... $261,448 $— $— $261,448
a
Includes foreign securities valued at $11,078,176, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Income VIP Fund
(continued)
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm

Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Income VIP
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Income VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)

Annual Report
Franklin Income VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2022:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $36,291,260
Interest Earned from Federal Obligations Note (1) $6,929,122

FLG-1
Annual Report
Franklin Large Cap Growth VIP Fund
This annual report for Franklin Large Cap Growth VIP Fund covers the fiscal year ended December 31, 2022 .
Class 1 Performance Summary as of December 31, 2022
Average annual total return of Class 1 shares* represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
*The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
–
1
1-Year -36.36%
5-Year +7.29%
10-Year +10.71%

FLG-2
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment ( 12/31/12 – 12/31/22 )
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance* is compared to the performance of the
Standard & Poor’s
®
500 Index (S&P 500
®
). One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio. Please see Important Notes to Performance Information preceding the Fund Summaries.
**Source: FactSet. Please see Index Descriptions following the Fund Summaries.

FLG-3
Annual Report
Franklin Large Cap Growth VIP Fund
Fund Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests at least 80% of its net assets
in investments of large-capitalization companies. For
this Fund, large-capitalization companies are those with
market capitalization values within those of the top 50%
of companies in the Russell 1000
®
Index at the time of
purchase.
1
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Stock
prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund may
focus on particular sectors of the market from time to time, which can carry greater risks of adverse developments
in such sectors. Smaller or midsized companies can be
particularly sensitive to changing economic conditions, and
their prospects for growth are less certain than those of
larger, more established companies. Investments in foreign
securities may involve special risks including currency
fluctuations and economic and political uncertainty. The
Fund is actively managed but there is no guarantee that the
manager’s investment decisions will produce the desired
results. The manager’s portfolio selection strategy is not
solely based on ESG considerations, and therefore the
issuers in which the Fund invests may not be considered
ESG-focused companies. Integrating ESG considerations
into the investment process is not a guarantee that better
performance will be achieved. The Fund’s prospectus also
includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. In comparison, the Fund’s
benchmark, the Standard & Poor’s
®
500 Index (S&P 500
®
),
posted a -18.11% total return.
2
Economic and Market Overview
U.S. equities, as measured by the S&P 500
®
, posted a
-18.11% total return for the 12 months ended December 31,
2022.
2
High inflation, rising interest rates and geopolitical
instability contributed to a sharp decline in equity prices and contracting economic growth in the first half of the reporting period. Nevertheless, consumer spending continued to
rise, but deteriorating financial conditions and investors’
expectations for slower growth continued to weigh on equity
markets.
Inflation increased during the first half of the period, reaching
9.1% in June 2022, the highest annual rate since 1981.
Continued supply-chain disruptions, strong consumer
demand, and volatile energy prices drove inflation higher.
Russia’s invasion of Ukraine also disrupted financial markets and led to a rise in oil and commodity prices in the first
half of the reporting period. Inflation remained elevated but abated somewhat in the latter half of the period, decreasing to an annual rate of 7.1% in November 2022. The labor
market remained strong amid the high level of nominal
growth, which drove the U.S. unemployment rate down to
3.5% in December 2022. Wages also climbed at the fastest
rate in decades, which added to some investors’ inflation
concerns.
U.S. gross domestic product grew in the second half of 2022
after contracting in the first half of the year. Rising interest rates translated to higher borrowing costs for individuals and businesses, which dampened economic activity, especially
in the housing and financial markets. In the second half of
the period, rising consumer spending and increased exports
amid declining inflation led to solid economic growth.
1. Please see Index Descriptions following the Fund Summaries.
2. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Large Cap Growth VIP Fund
FLG-4
Annual Report
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in the report.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) undertook a rapid shift toward restrictive monetary
policy, starting in March 2022 with its first rate hike since
2018. Thereafter, the Fed raised the federal funds rate
at each of its six subsequent meetings to end the period
at a range of 4.25%–4.50%. Furthermore, the Fed said it
would continue to reduce its bond holdings and anticipated
additional interest-rate increases at future meetings to curtail inflation.
Investment Strategy
We are research driven, fundamental investors, pursuing a
growth strategy. As bottom-up investors focusing primarily
on individual securities, we seek companies that have
identifiable drivers of future earnings growth and that
present, in our opinion, the best trade-off between that
potential earnings growth, business and financial risk, and
valuation.
Manager’s Discussion
For the annual reporting period, the Fund underperformed
the S&P 500 Index in what was a challenging year for
financial markets. Elevated inflation and tighter monetary
policy drove worries about economic prospects and took a
toll on economic activity.
Much of the Fund’s underperformance was due to stock
selection and overweighting in the information technology
(IT) sector. Holdings in digital workflow manager ServiceNow and graphics chipmaker NVIDIA were drags on relative
returns as both companies tracked markets lower despite
what we view as their strong fundamentals. In contrast,
Mastercard was a top contributor to performance in the IT
sector. The payment processor has seen greater use of debit
and credit cards and improved cross-border trends.
Stock selection in the health care sector also had a
negative impact on relative performance. Within the sector,
West Pharmaceutical Services, a leading manufacturer of
packaging components and delivery systems for injectable
drugs, detracted from returns. The company’s high-value
product sales in its biologics and pharmaceutical businesses continued to be strong, but a slowdown in COVID-related
products weighed on growth. Conversely, the Fund’s
investments in global pharmaceutical company AstraZeneca
and private health insurer UnitedHealth Group boosted
relative results in health care. AstraZeneca holds a portfolio of multiple blockbuster drugs that is helping to drive revenue growth for the company, while increasing demand for health
insurance along with price hikes passed on to customers
have been revenue drivers for UnitedHealth.
The impact of rising inflation on consumer spending
weighed on the consumer discretionary sector, where
stock selection and overweighting proved adverse. In
the sector, underperformance came from Amazon.com
as slowing consumer spending negatively impacted its
Portfolio Composition
12/31/22
% of Total
Net Assets
Software 18.8%
IT Services 8.8%
Life Sciences Tools & Services 6.5%
Capital Markets 6.3%
Technology Hardware, Storage & Peripherals 5.7%
Semiconductors & Semiconductor Equipment 5.5%
Pharmaceuticals 4.6%
Internet & Direct Marketing Retail 4.6%
Interactive Media & Services 4.6%
Health Care Providers & Services 4.0%
Health Care Equipment & Supplies 3.5%
Equity Real Estate Investment Trusts (REITs) 3.0%
Beverages 2.5%
Professional Services 2.5%
Other* 15.9%
Short-Term Investments & Other Net Assets 3.2%
Top 10 Holdings
12/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Mastercard , Inc. 6.3%
IT Services, United States
Microsoft Corp. 6.0%
Software, United States
Apple, Inc. 5.7%
Technology Hardware, Storage & Peripherals,
United States
Amazon.com, Inc. 4.6%
Internet & Direct Marketing Retail, United States
UnitedHealth Group, Inc. 3.7%
Health Care Providers & Services, United States
Alphabet, Inc. 3.6%
Interactive Media & Services, United States
Danaher Corp. 3.2%
Life Sciences Tools & Services, United States
ServiceNow , Inc. 3.1%
Software, United States
SBA Communications Corp. 3.0%
Equity Real Estate Investment Trusts (REITs),
United States
MSCI, Inc. 2.8%
Capital Markets, United States

Franklin Large Cap Growth VIP Fund
FLG-5
Annual Report
e-commerce business. Also in the sector, electric vehicle
(EV) manufacturer Rivian Automotive faced supply-chain
snarls and parts shortages, which weighed on its stock. An
underweighting in EV maker Tesla, however, helped relative
returns due to the dramatic decline of its stock. Elsewhere, real estate data and analytics company CoStar Group was
a top contributor in the industrials sector. The company saw strong growth in its rental (Apartments.com) and leasing
(LoopNet) businesses.
Thank you for your participation in Franklin Large Cap
Growth VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin Large Cap Growth VIP Fund
FLG-6
Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $956.80 $3.76 $1,021.37 $3.88 0.76%

FLG-7
Annual Report
GOF VIP P1 P2 P4 P5 12/22
SUPPLEMENT DATED DECEMBER 23, 2022
TO THE CURRENTLY EFFECTIVE PROSPECTUSES
OF EACH FUND LISTED BELOW
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
I. For Franklin Allocation VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Income VIP Fund, Franklin Strategic Income
VIP Fund and Franklin VolSmart Allocation VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered ESG-
focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-
term performance, there is no guarantee that such results will be achieved.
II. For Franklin Dynatech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin
Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Templeton Developing Markets VIP Fund, Templeton
Global Bond VIP Fund, Templeton Foreign VIP Fund and Templeton Growth VIP Fund, the “ESG Considerations” risk in the
“Fund Details – Principal Risks” section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered
ESG-focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect

FLG-8
Annual Report
Please keep this supplement with your prospectus for future reference.
the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. In certain circumstances, there may be times when not every investment is assessed for ESG factors and, when they are, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.
III. For Franklin U.S. Government Securities VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
Social and Governance Considerations
Social and/or governance considerations are not the only factors considered by the investment manager and may not be a determinative factor in the investment manager’s selection of securities for the Fund. In addition, the investment manager may not be able to give such considerations meaningful weight if the availability of appropriate securities for the
Fund’s portfolio is limited. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of certain investments may differ from that of investors, third party service providers, such as ratings providers, or other funds. While the investment manager views social and governance considerations as having the potential to contribute to the Fund’s performance, there is no guarantee that such results will be achieved.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Large Cap Growth VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report
FLG-9
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.30 $29.78 $22.73 $19.19 $20.93
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.04) (0.10) (0.09) (0.06) (0.04)
Net realized and unrealized gains (losses) ........... (10.79) 4.39 9.54 6.51 0.03
Total from investment operations .................... (10.83) 4.29 9.45 6.45 (0.01)
Less distributions from:
Net realized gains ............................. (5.08) (3.77) (2.40) (2.91) (1.73)
Net asset value, end of year ....................... $14.39 $30.30 $29.78 $22.73 $19.19
Total return
c
................................... (36.36)% 15.56% 44.98% 34.98% (1.24)%
Ratios to average net assets
Expenses
d
.................................... 0.82%
e
0.84%
e
0.84%
e
0.84%
e
0.85%
Net investment (loss) ............................ (0.21)% (0.32)% (0.36)% (0.25)% (0.17)%
Supplemental data
Net assets, end of year (000’s) ..................... $3,353 $5,387 $4,606 $1,350 $1,040
Portfolio turnover rate ............................ 14.74% 14.98% 14.90% 17.01% 21.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Large Cap Growth VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FLG-10
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.93 $28.65 $22.00 $18.70 $20.48
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.08) (0.16) (0.14) (0.11) (0.09)
Net realized and unrealized gains (losses) ........... (10.30) 4.21 9.19 6.32 0.04
Total from investment operations .................... (10.38) 4.05 9.05 6.21 (0.05)
Less distributions from:
Net realized gains ............................. (5.08) (3.77) (2.40) (2.91) (1.73)
Net asset value, end of year ....................... $13.47 $28.93 $28.65 $22.00 $18.70
Total return
c
................................... (36.54)% 15.28% 44.63% 34.58% (1.47)%
Ratios to average net assets
Expenses
d
.................................... 1.07%
e
1.09%
e
1.09%
e
1.09%
e
1.10%
Net investment (loss) ............................ (0.46)% (0.57)% (0.58)% (0.50)% (0.42)%
Supplemental data
Net assets, end of year (000’s) ..................... $75,005 $128,584 $131,001 $114,170 $100,435
Portfolio turnover rate ............................ 14.74% 14.98% 14.90% 17.01% 21.93%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments to affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2022
Franklin Large Cap Growth VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report
FLG-11
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.8%
Aerospace & Defense 0.5%
a
Axon Enterprise, Inc. ................................... United States 2,194 $ 364,050
Auto Components 0.0%
†
a,b
Mobileye Global, Inc., A ................................. Israel 700 24,542
Automobiles 0.8%
a
Rivian Automotive, Inc., A ............................... United States 11,963 220,478
a
Tesla, Inc. ........................................... United States 3,498 430,884
651,362
Beverages 2.5%
Constellation Brands, Inc., A ............................. United States 2,753 638,008
a
Monster Beverage Corp. ................................ United States 12,969 1,316,742
1,954,750
Biotechnology 0.2%
a
Heron Therapeutics, Inc. ................................ United States 45,652 114,130
Capital Markets 6.3%
Ares Management Corp. ................................ United States 5,188 355,067
Intercontinental Exchange, Inc. ........................... United States 7,687 788,609
MSCI, Inc. ........................................... United States 4,748 2,208,627
S&P Global, Inc. ...................................... United States 4,789 1,604,028
4,956,331
Chemicals 1.9%
Linde plc ............................................ United Kingdom 4,447 1,450,522
Commercial Services & Supplies 1.3%
Republic Services, Inc. ................................. United States 7,985 1,029,985
Electric Utilities 1.3%
NextEra Energy, Inc. ................................... United States 12,495 1,044,582
Equity Real Estate Investment Trusts (REITs) 3.0%
SBA Communications Corp. ............................. United States 8,480 2,377,029
Food & Staples Retailing 0.2%
Costco Wholesale Corp. ................................ United States 407 185,795
Food Products 0.8%
a
Freshpet, Inc. ........................................ United States 3,595 189,708
Lamb Weston Holdings, Inc. ............................. United States 4,669 417,222
606,930
Health Care Equipment & Supplies 3.5%
a
Edwards Lifesciences Corp. ............................. United States 6,930 517,047
a
Figs, Inc., A .......................................... United States 28,790 193,757
a
IDEXX Laboratories, Inc. ................................ United States 1,821 742,895
a
Intuitive Surgical, Inc. .................................. United States 4,705 1,248,472
2,702,171
Health Care Providers & Services 4.0%
a
Guardant Health, Inc. .................................. United States 9,904 269,389
UnitedHealth Group, Inc. ................................ United States 5,400 2,862,972
3,132,361
Health Care Technology 0.6%
a
Veeva Systems, Inc., A ................................. United States 3,126 504,474
Hotels, Restaurants & Leisure 2.2%
a
Chipotle Mexican Grill, Inc. .............................. United States 1,023 1,419,402

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Large Cap Growth VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FLG-12
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
a,b
Dutch Bros, Inc., A .................................... United States 10,162 $ 286,467
1,705,869
Industrial Conglomerates 1.4%
Honeywell International, Inc. ............................. United States 4,927 1,055,856
Interactive Media & Services 4.6%
a
Alphabet, Inc., A ...................................... United States 31,600 2,788,068
a
Meta Platforms, Inc., A ................................. United States 6,464 777,878
3,565,946
Internet & Direct Marketing Retail 4.6%
a
Amazon.com, Inc. ..................................... United States 43,008 3,612,672
IT Services 8.8%
Mastercard, Inc., A .................................... United States 14,122 4,910,643
a
Snowflake, Inc., A ..................................... United States 1,645 236,123
Visa, Inc., A .......................................... United States 8,454 1,756,403
6,903,169
Life Sciences Tools & Services 6.5%
Danaher Corp. ....................................... United States 9,543 2,532,903
a
Illumina, Inc. ......................................... United States 1,881 380,338
Thermo Fisher Scientific, Inc. ............................ United States 2,038 1,122,307
West Pharmaceutical Services, Inc. ........................ United States 4,343 1,022,125
5,057,673
Machinery 0.2%
a,b
Proterra, Inc. ......................................... United States 47,147 177,744
Pharmaceuticals 4.6%
AstraZeneca plc, ADR .................................. United Kingdom 22,344 1,514,923
a
Catalent, Inc. ........................................ United States 4,678 210,557
Eli Lilly & Co. ........................................ United States 5,218 1,908,953
3,634,433
Professional Services 2.5%
a
CoStar Group, Inc. .................................... United States 25,058 1,936,482
Road & Rail 2.5%
a
Uber Technologies, Inc. ................................. United States 28,402 702,381
Union Pacific Corp. .................................... United States 5,937 1,229,375
1,931,756
Semiconductors & Semiconductor Equipment 5.5%
Analog Devices, Inc. ................................... United States 6,231 1,022,071
a,b
GLOBALFOUNDRIES, Inc. .............................. United States 5,921 319,083
Monolithic Power Systems, Inc. ........................... United States 3,610 1,276,532
NVIDIA Corp. ........................................ United States 11,778 1,721,237
4,338,923
Software 18.8%
a
Adobe, Inc. .......................................... United States 2,130 716,809
a
Atlassian Corp., A ..................................... United States 1,898 244,235
a
Bill.com Holdings, Inc. .................................. United States 5,279 575,200
a
Confluent, Inc., A ...................................... United States 9,664 214,927
a
Crowdstrike Holdings, Inc., A ............................. United States 2,344 246,800
a
HashiCorp, Inc., A ..................................... United States 7,554 206,526
Intuit, Inc. ........................................... United States 4,068 1,583,347
Microsoft Corp. ....................................... United States 19,597 4,699,753

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Large Cap Growth VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FLG-13
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Monday.com Ltd. ...................................... United States 811 $ 98,942
a
Paycom Software, Inc. ................................. United States 1,453 450,880
Roper Technologies, Inc. ................................ United States 2,774 1,198,618
a
Salesforce, Inc. ....................................... United States 2,941 389,947
a
ServiceNow, Inc. ...................................... United States 6,179 2,399,120
a
Synopsys, Inc. ....................................... United States 3,864 1,233,737
a
Workday, Inc., A ...................................... United States 2,689 449,950
14,708,791
Specialty Retail 0.7%
a
Burlington Stores, Inc. .................................. United States 2,792 566,106
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc. .......................................... United States 34,440 4,474,789
Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc., B ......................................... United States 8,953 1,047,591
Total Common Stocks (Cost $37,936,699) ......................................
75,816,814
Short Term Investments 3.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 3.0%
c
Joint Repurchase Agreement, 4.22%, 1/03/23 (Maturity Value
$2,334,539)
BNP Paribas Securities Corp. (Maturity Value $267,842)
Deutsche Bank Securities, Inc. (Maturity Value $245,383)
HSBC Securities (USA), Inc. (Maturity Value $1,821,314)
Collateralized by U.S. Government Agency Securities, 1.75% -
7%, 7/02/24 - 12/15/52; U.S. Government Agency Strips, 1/15/23
- 2/15/42; and U.S. Treasury Notes, 0.13% - 0.5%, 10/15/23 -
3/31/25 (valued at $2,380,579) .......................... 2,333,445 2,333,445
Total Repurchase Agreements (Cost $2,333,445) ................................
2,333,445
Shares
d
Investments from Cash Collateral Received for
Loaned Securities 0.7%
Money Market Funds 0.7%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .... United States 578,000 578,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $578,000) .............................................................
578,000
Total Short Term Investments (Cost $2,911,445 ) .................................
2,911,445
a
Total Investments (Cost $40,848,144) 100.5% ...................................
$78,728,259
Other Assets, less Liabilities (0.5)% ...........................................
(370,064)
Net Assets 100.0% ...........................................................
$78,358,195

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Large Cap Growth VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FLG-14
See Abbreviations on page FLG- 25 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at December 31, 2022. See Note 1(d).
c
See Note 1(c) regarding joint repurchase agreement.
d
See Note 1(d) regarding securities on loan.
e
See Note 3(e) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2022
The accompanying notes are an integral part of these financial statements. Annual Report
FLG-15
Franklin Large
Cap Growth VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $37,936,699
Cost - Non-controlled affiliates (Not e 3e) ........................................................ 578,000
Cost - Unaffiliated repurchase agreements ...................................................... 2,333,445
Value - Unaffiliated issuers (Includes securities loaned of $638,973) ................................... $75,816,814
Value - Non-controlled affiliates (Not e 3e) ....................................................... 578,000
Value - Unaffiliated repurchase agreements ...................................................... 2,333,445
Cash .................................................................................... 185
Receivables:
Capital shares sold ........................................................................ 336,610
Dividends and interest ..................................................................... 11,461
Total assets .......................................................................... 79,076,515
Liabilities:
Payables:
Capital shares redeemed ................................................................... 24,864
Management fees ......................................................................... 51,403
Distribution fees .......................................................................... 16,436
Trustees' fees and expenses ................................................................. 1,142
Payable upon return of securities loaned (Note 1 d ) .................................................. 578,000
Accrued expenses and other liabilities ........................................................... 46,475
Total liabilities ......................................................................... 718,320
Net assets, at value ................................................................. $78,358,195
Net assets consist of:
Paid-in capital ............................................................................. $37,865,841
Total distributable earnings (losses) ............................................................. 40,492,354
Net assets, at value ................................................................. $78,358,195
Franklin Large
Cap Growth VIP
Fund
Class 1:
Net assets, at value ....................................................................... $3,352,734
Shares outstanding ........................................................................ 232,999
Net asset value and maximum offering price per share ............................................. $14.39
Class 2:
Net assets, at value ....................................................................... $75,005,461
Shares outstanding ........................................................................ 5,566,678
Net asset value and maximum offering price per share ............................................. $13.47

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2022
Annual Report The accompanying notes are an integral part of these financial statements.
FLG-16
Franklin Large
Cap Growth VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $705)
Unaffiliated issuers ........................................................................ $454,363
Interest:
Unaffiliated issuers ........................................................................ 34,095
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 80,466
Non-controlled affiliates (Note 3 e ) ............................................................. 5,266
Total investment income ................................................................... 574,190
Expenses:
Management fees (Note 3 a ) ................................................................... 712,304
Interest expense ........................................................................... 603
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 227,538
Custodian fees (Note 4 ) ...................................................................... 1,042
Reports to shareholders fees .................................................................. (13,018)
Professional fees ........................................................................... 62,139
Trustees' fees and expenses .................................................................. 2,247
Other .................................................................................... 11,687
Total expenses ......................................................................... 1,004,542
Expense reductions (Note 4 ) ............................................................... (6)
Expenses waived/paid by affiliates (Note 3e) ................................................... (2,476)
Net expenses ......................................................................... 1,002,060
Net investment income (loss) ............................................................ (427,870)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 2,616,391
Foreign currency transactions ................................................................ 117
Net realized gain (loss) .................................................................. 2,616,508
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (49,564,188)
Net realized and unrealized gain (loss) ............................................................ (46,947,680)
Net increase (decrease) in net assets resulting from operations .......................................... $(47,375,550)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Annual Report
FLG-17
Franklin Large Cap Growth VIP Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(427,870) $(759,087)
Net realized gain (loss) ................................................. 2,616,508 23,018,611
Net change in unrealized appreciation (depreciation) ........................... (49,564,188) (3,017,147)
Net increase (decrease) in net assets resulting from operations ................ (47,375,550) 19,242,377
Distributions to shareholders:
Class 1 ............................................................. (901,917) (589,813)
Class 2 ............................................................. (21,324,131) (16,040,591)
Total distributions to shareholders .......................................... (22,226,048) (16,630,404)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 822,220 643,138
Class 2 ............................................................. 13,166,213 (4,891,047)
Total capital share transactions ............................................ 13,988,433 (4,247,909)
Net increase (decrease) in net assets ................................... (55,613,165) (1,635,936)
Net assets:
Beginning of year ....................................................... 133,971,360 135,607,296
End of year ........................................................... $78,358,195 $133,971,360

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin Large Cap Growth VIP Fund
FLG-18
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Franklin Large Cap Growth VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At December 31, 2022,
69.9% of the Fund’s shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class 1 and
Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund’s portfolio securities to

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FLG-19
Annual Report
Franklin Large Cap Growth VIP Fund
(continued)
the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Schedule of Investments, had
been entered into on December 30, 2022.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FLG-20
Annual Report
Franklin Large Cap Growth VIP Fund
(continued)
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
Additionally, the Fund received $72,343 in U.S. Government
and Agency securities as collateral. These securities are
held as collateral in segregated accounts with the Fund’s
custodian. The Fund cannot repledge or resell these
securities held as collateral. As such, the non-cash collateral is excluded from the Statement of Assets and Liabilities.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income and estimated expenses are accrued daily. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FLG-21
Annual Report
Franklin Large Cap Growth VIP Fund
(continued)
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... — $— 4,879 $142,500
Shares issued in reinvestment of distributions .......... 60,329 901,917 21,262 589,813
Shares redeemed ............................... (5,112) (79,697) (3,046) (89,175)
Net increase (decrease) .......................... 55,217 $822,220 23,095 $643,138
Class 2 Shares:
Shares sold ................................... 580,723 $10,496,675 268,877 $7,625,062
Shares issued in reinvestment of distributions .......... 1,520,979 21,324,131 604,849 16,040,591
Shares redeemed ............................... (980,328) (18,654,593) (1,000,883) (28,556,700)
Net increase (decrease) .......................... 1,121,374 $13,166,213 (127,157) $(4,891,047)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FLG-22
Annual Report
Franklin Large Cap Growth VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2022, the gross effective investment management fee rate was 0.750% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2022, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% In excess of $1 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FLG-23
Annual Report
Franklin Large Cap Growth VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the Year ended December 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2022 and 2021, was as follows:
At December 31, 2022, the cost of investments, net unrealized appreciation (depreciation), and undistributed long term capital gains for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2022, aggregated
$14,000,954 and $24,438,402, respectively.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Large Cap Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $1,948,000 $19,852,000 $(21,222,000) $— $— $578,000 578,000 $5,266
Total Affiliated Securities ... $1,948,000 $19,852,000 $(21,222,000) $— $— $578,000 $5,266
2022 2021
Distributions paid from:
Ordinary income .......................................................... — $593,248
Long term capital gain ...................................................... $22,226,048 16,037,156
$22,226,048 $16,630,404
Cost of investments .......................................................................... $40,860,277
Unrealized appreciation ........................................................................ $43,182,886
Unrealized depreciation ........................................................................ (5,314,904)
Net unrealized appreciation (depreciation) .......................................................... $37,867,982
Distributable earnings:
Undistributed long term capital gains .............................................................. $2,624,370
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FLG-24
Annual Report
Franklin Large Cap Growth VIP Fund
(continued)
At December 31, 2022, in connection with securities lending transactions, the Fund loaned equity investments and received $578,000 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2022, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
6. Investment Transactions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FLG-25
Annual Report
Franklin Large Cap Growth VIP Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
a
For detailed categories, see the accompanying Schedule of Investments.
11. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ 75,816,814 $ — $ — $ 75,816,814
Short Term Investments ................... 578,000 2,333,445 — 2,911,445
Total Investments in Securities ........... $76,394,814 $2,333,445 $— $78,728,259
Selected Portfolio
ADR
American Depositary Receipt
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
FLG-26
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Large Cap
Growth VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Large Cap Growth VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
FLG-27
Annual Report
Franklin Large Cap Growth VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2022:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $22,226,048
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $380,498

MGD-1
Annual Report
Franklin Mutual Global Discovery VIP Fund
This annual report for Franklin Mutual Global Discovery VIP Fund covers the fiscal year ended December 31, 2022 .
Class 1 Performance Summary as of December 31, 2022
Average annual total return of Class 1 shares* represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
*The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
–
1
1-Year -4.52%
5-Year +3.92%
10-Year +6.87%

MGD-2
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/12– 12/31/22 )
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance* is compared to the performance of the MSCI
World Value Index-NR (USD). One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Please see Important Notes to Performance Information preceding the Fund Summaries.
**Source: FactSet. Please see Index Descriptions following the Fund Summaries.

MGD-3
Annual Report
Franklin Mutual Global Discovery VIP Fund
Fund Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests primarily in equity securities of
U.S. and foreign companies that we believe are available at
market prices less than their fundamental value. The equity
securities in which the Fund invests are primarily common
stock, with a current focus on mid- and large cap companies.
To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.
The Fund may invest substantially and potentially up to
100% of its assets in foreign securities, which may include
sovereign debt and participations in foreign government
debt.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Value
securities may not increase in price as anticipated, or
may decline further in value. The Fund’s investments in
foreign securities involve certain risks including currency
fluctuations, and economic and political uncertainties.
Smaller company stocks have exhibited greater price
volatility than larger company stocks, particularly over the short term. The Fund’s investments in companies engaged in
mergers, reorganizations or liquidations also involve special risks as pending deals may not be completed on time or on
favorable terms. The Fund may invest in lower rated bonds,
which entail higher credit risk. The Fund is actively managed but there is no guarantee that the manager’s investment
decisions will produce the desired results. The manager’s
portfolio selection strategy is not solely based on ESG
considerations, and therefore the issuers in which the Fund
invests may not be considered ESG-focused companies.
Integrating ESG considerations into the investment process
is not a guarantee that better performance will be achieved.
The Fund’s prospectus also includes a description of the
main investment risks.
Russia's military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia's military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. In comparison, the Fund’s
benchmark, the MSCI World Value Index-NR (USD) posted a
-6.52% total return for the period under review.
1
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR, posted
a -18.36% total return for the 12 months ended December
31, 2022.
1
The combination of resilient consumer demand
and persistent supply-chain disruptions contributed to
higher inflation in many countries. This inflationary pressure led many of the world’s central banks to adopt less
accommodative monetary policy in 2022, which hindered
stocks and the outlook for economic growth. Russia’s
invasion of Ukraine and the subsequent escalation of the
war also increased investor uncertainty, as international
sanctions on Russia disrupted global trade and commodity
markets. Meanwhile, shifting public health policy in China
added volatility to the global economy, as lockdowns early
in the period to quell the spread of the Omicron variant
of COVID-19 slowed economic activity, while widespread
protests late in the period led the government to relax its
strict “zero-COVID” policy.
In the U.S., gross domestic product (GDP) expanded in the
second half of the calendar year, recovering from a slight
contraction in the first half of the year when high inflation, supply constraints and record trade deficits weighed on
economic output. Rising prices precipitated a notable decline in consumer confidence despite high spending levels, robust
job growth and low unemployment. In an effort to control
inflation, the U.S. Federal Reserve (Fed) raised the federal
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Mutual Global Discovery VIP Fund
MGD-4
Annual Report
funds target rate in March 2022 for the first time since 2018.
The Fed raised the federal funds rate again at its subsequent six meetings to end the period at a range of 4.25%–4.50%.
Furthermore, the Fed said it would continue to reduce
its bond holdings and anticipated additional interest-rate
increases at future meetings to curtail inflation.
*Rounds to less than 0.1% of net assets.
Economic growth in the eurozone decelerated to a slightly
positive growth rate during the year. The lifting of COVID-
related restrictions in some European countries and the
summer tourism season strengthened economies. However,
the war in Ukraine disrupted supply chains, weakened the
economic outlook and contributed to record high inflation
across the eurozone, as energy prices soared. Electricity
prices hit record highs in Germany and France as coal
futures and natural gas prices climbed. Consequently, the
European Central Bank raised interest rates in July 2022 for the first time in 11 years to curtail growing inflation and raised rates in three subsequent meetings. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -15.06% total return for
the 12 months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -18.61% total return for the 12-month period.
1
Growth in
Japan remained slow, alternating between positive quarterly
GDP growth and contraction. China’s economy contracted
sharply in 2022 as COVID-related restrictions in many major
cities, including Shanghai, weakened consumer demand.
Investor concerns about the solvency of several large
property developers in China further pressured stocks in that country.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -20.09% total return
for the 12 months under review.
1
Central bank tightening,
the threat of recession, and weakening demand for
semiconductors in technology-heavy countries contributed
to the downturn. Following Russia’s invasion of Ukraine,
climbing food and energy prices kindled inflationary
pressures and raised concerns over the possibility of
government debt defaults in some countries. However,
some emerging economies, particularly in Latin America, as
well as South Africa and Saudi Arabia, benefited from rising commodity prices.
Investment Strategy
At Franklin Mutual Advisors, we are committed to our
distinctive value approach to investing. Our major investment strategy is investing in undervalued stocks. When selecting
undervalued equities, we are attracted to what we believe
are fundamentally strong companies with healthy balance
sheets, high-quality assets, substantial free cash flow
and shareholder-oriented management teams and whose
stocks are trading at discounts to our assessment of the
companies’ fundamental or business value. We also look
for asset-rich companies whose shares may be trading
at depressed levels due to concerns over short-term
earnings disappointments, litigation, management strategy
or other perceived negatives. While the vast majority of
our undervalued equity and debt investments are made
in publicly traded companies globally, we may invest
occasionally in privately held companies as well.
Geographic Composition
12/31/22
% of Total
Net Assets
United States 54.5%
Germany 10.1%
United Kingdom 5.8%
France 5.4%
Japan 4.8%
Netherlands 3.7%
Israel 2.5%
Switzerland 2.5%
Ireland 2.4%
Australia 2.2%
South Korea 1.6%
Canada 1.5%
Spain 1.2%
Other* 0.0%
Short-Term Investments & Other Net Assets 1.8%
Top 10 Industries
12/31/22
% of Total
Net Assets
a
Health Care Providers & Services 7.6%
Banks 7.6%
Pharmaceuticals 6.4%
Insurance 6.0%
Oil, Gas & Consumable Fuels 5.8%
IT Services 4.9%
Food Products 4.3%
Entertainment 3.1%
Technology Hardware, Storage & Peripherals 2.8%
Automobiles 2.8%

Franklin Mutual Global Discovery VIP Fund
MGD-5
Annual Report
We complement this more traditional investment strategy
with two others. One is distressed investing, which is
complex and can take many forms. The most common
distressed investment the Fund undertakes is the purchase
of financially troubled or bankrupt companies’ debt at a
substantial discount to face value. After the financially
distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One form of arbitrage involves purchasing the target company’s stock
when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a relatively
conservative investment approach, we typically focus our
arbitrage efforts on announced deals, and eschew rumored
deals or other situations we consider relatively risky.
In addition, it is our practice to hedge the Fund’s currency exposure when we deem it advantageous for our
shareholders.
Manager’s Discussion
Stock selection in the financials and consumer staples
sectors, as well as an underweight in real estate, contributed to relative returns during 2022. Conversely, stock selection and an overweight in communication services, as well as
stock selection in materials and energy curbed relative
results.
Top positive contributors to performance relative to the
Fund’s benchmark index during the 12-month period
included BP, Canadian Natural Resources and Williams.
U.K.-based global integrated oil company BP contributed
to relative returns, as it delivered repeated, strong earnings reports driven by positive results in its refining, trading, and retail businesses, along with the benefit of higher commodity prices. Results at its natural gas business were also ahead
of expectations. BP continues to pay down debt and use
its excess cash to buy back shares, while also hiking its
dividend 10%, and it continues to execute on transforming
the company into an integrated energy company.
Canadian Natural Resources, an oil and gas company,
bolstered relative performance during the period as rising oil prices supported the sector. The company further benefited
from robust earnings and news it was raising its dividend
significantly. Canadian Natural Resources generates
significant amounts of excess free cash flow and is highly
disciplined with its capital. Its carbon footprint also is
improving faster than generally perceived. During the year,
we sold the position given the strength in the share price.
Energy infrastructure company Williams was a significant
relative contributor, amid improving investor sentiment
toward the energy sector. Greater appreciation of both
continued growth prospects and the strong contribution
Williams’ assets can make to decarbonization also benefited
the company’s share price performance. Additionally,
Williams stands to benefit from an expected increase in
liquid natural gas exports from the United States as efforts to reduce Europe’s reliance on Russian gas take hold.
Williams generates good free cash flow, financial results
tend to be stable, and it is our opinion the reinvestment
opportunities have been underappreciated.
During the 12-month period, investments that detracted
from relative Fund performance included Charter
Communications, Walt Disney and Western Digital.
Charter Communications, a U.S.-based cable company,
hampered relative results for the year. Its financial results showed weak broadband subscriber growth and the
company announced in December 2022 that capital
spending would be higher than previous forecasts over the
next three years, reducing free cash flow. The company is
unlikely to see revenue growth or operating expense savings
to offset the higher capital spending. Over the longer term, we expect to see improved subscriber growth trends driving
Top 10 Holdings
12/31/22
Company
Industry , Country
% of Total
Net Assets
a a
BP plc 2.7%
Oil, Gas & Consumable Fuels, United Kingdom
Deutsche Telekom AG 2.6%
Diversified Telecommunication Services,
Germany
Novartis AG 2.5%
Pharmaceuticals, Switzerland
AerCap Holdings NV 2.4%
Trading Companies & Distributors, Ireland
Parker-Hannifin Corp. 2.4%
Machinery, United States
Kraft Heinz Co. (The) 2.3%
Food Products, United States
Siemens AG 2.3%
Industrial Conglomerates, Germany
Schlumberger Ltd. 2.3%
Energy Equipment & Services, United States
Willis Towers Watson plc 2.2%
Insurance, United States
DR Horton, Inc. 2.2%
Household Durables, United States

Franklin Mutual Global Discovery VIP Fund
MGD-6
Annual Report
higher revenue and free cash flow growth. We anticipate
Charter’s share price appreciation will depend on growth in
subscribers, revenue, and earnings before interest, taxes,
depreciation and amortization (EBITDA) over the next few
years.
Also in the communication services sector, Walt Disney, a
media and entertainment company, was a detractor in 2022,
following disappointing quarterly results late in the year.
The company saw higher losses at its direct-to-consumer
(DTC) business and lower operating income at its theme
parks. Disney believes losses have peaked in its DTC
business, while its parks business saw higher expenses but
also record high attendance and guest spending. Forward
bookings continued to be strong. In November 2022,
following the earnings report, Disney announced that it would be bringing back Bob Iger as chief executive officer.
Western Digital, a hard drive and data storage company,
was a relative detractor. The company’s near-term outlook
was much weaker than analysts’ expectations in its latest
quarter, and order cuts in its consumer-focused businesses
as well as weaker pricing negatively impacted revenues and
margins. We believe the tougher macroeconomic conditions
will hinder results over the next few quarters.
During the period, the Fund held currency forwards and
futures, seeking to hedge a significant portion of the currency risk in the portfolio. The hedges had a positive overall impact on the Fund’s performance as the dollar rose against most
currencies during the period.
Thank you for your participation in Franklin Mutual Global
Discovery VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin Mutual Global Discovery VIP Fund
MGD-7
Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,053.30 $4.31 $1,021.00 $4.25 0.83%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.
MGD-8
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.32 $17.50 $19.17 $17.47 $20.38
Income from investment operations
a
:
Net investment income
b
......................... 0.39 0.25 0.57
c
0.43 0.36
Net realized and unrealized gains (losses) ........... (1.53) 3.14 (1.52) 3.64 (2.50)
Total from investment operations .................... (1.14) 3.39 (0.95) 4.07 (2.14)
Less distributions from:
Net investment income .......................... (0.32) (0.57) (0.42) (0.37) (0.52)
Net realized gains ............................. (1.58) — (0.30) (2.00) (0.25)
Total distributions ............................... (1.90) (0.57) (0.72) (2.37) (0.77)
Net asset value, end of year ....................... $17.28 $20.32 $17.50 $19.17 $17.47
Total return
d
................................... (4.52)% 19.43% (4.22)% 24.71% (11.01)%
Ratios to average net assets
Expenses
e,f ,g
................................... 0.89% 0.98% 0.97% 0.94% 0.96%
Expenses - incurred in connection with securities sold short —%
h
0.02% 0.01% 0.02% 0.01%
Net investment income ........................... 2.05% 1.29% 3.57%
c
2.22% 1.81%
Supplemental data
Net assets, end of year (000’s) ..................... $3,851 $4,166 $3,788 $3,878 $3,282
Portfolio turnover rate ............................ 55.49% 41.58% 34.79% 21.82% 29.84%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.07%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
h
Rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
MGD-9
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.61 $16.91 $18.54 $16.96 $19.80
Income from investment operations
a
:
Net investment income
b
......................... 0.33 0.20 0.51
c
0.37 0.30
Net realized and unrealized gains (losses) ........... (1.48) 3.02 (1.47) 3.53 (2.42)
Total from investment operations .................... (1.15) 3.22 (0.96) 3.90 (2.12)
Less distributions from:
Net investment income .......................... (0.26) (0.52) (0.37) (0.32) (0.47)
Net realized gains ............................. (1.58) — (0.30) (2.00) (0.25)
Total distributions ............................... (1.84) (0.52) (0.67) (2.32) (0.72)
Net asset value, end of year ....................... $16.62 $19.61 $16.91 $18.54 $16.96
Total return
d
................................... (4.75)% 19.13% (4.46)% 24.37% (11.22)%
Ratios to average net assets
Expenses
e,f ,g
................................... 1.14% 1.22% 1.22% 1.19% 1.21%
Expenses - incurred in connection with securities sold short —%
h
0.02% 0.01% 0.02% 0.01%
Net investment income ........................... 1.80% 1.05% 3.33%
c
1.97% 1.56%
Supplemental data
Net assets, end of year (000’s) ..................... $398,802 $477,214 $467,653 $539,759 $500,607
Portfolio turnover rate ............................ 55.49% 41.58% 34.79% 21.82% 29.84%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.83%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
ncludes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
h
Rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
MGD-10
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.12 $17.34 $18.98 $17.30 $20.17
Income from investment operations
a
:
Net investment income
b
......................... 0.32 0.19 0.51
c
0.36 0.29
Net realized and unrealized gains (losses) ........... (1.51) 3.09 (1.50) 3.61 (2.47)
Total from investment operations .................... (1.19) 3.28 (0.99) 3.97 (2.18)
Less distributions from:
Net investment income .......................... (0.23) (0.50) (0.35) (0.29) (0.44)
Net realized gains ............................. (1.58) — (0.30) (2.00) (0.25)
Total distributions ............................... (1.81) (0.50) (0.65) (2.29) (0.69)
Net asset value, end of year ....................... $17.12 $20.12 $17.34 $18.98 $17.30
Total return
d
................................... (4.85)% 18.98% (4.54)% 24.28% (11.31)%
Ratios to average net assets
Expenses
e,f ,g
................................... 1.25% 1.32% 1.32% 1.29% 1.31%
Expenses - incurred in connection with securities sold short —%
h
0.02% 0.01% 0.02% 0.01%
Net investment income ........................... 1.71% 0.95% 3.22%
c
1.87% 1.46%
Supplemental data
Net assets, end of year (000’s) ..................... $20,123 $25,930 $26,688 $30,865 $30,094
Portfolio turnover rate ............................ 55.49% 41.58% 34.79% 21.82% 29.84%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.72%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
h
Rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2022
Franklin Mutual Global Discovery VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report
MGD-11
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.3%
Aerospace & Defense 1.8%
Airbus SE ........................................... France 63,047 $ 7,496,096
Auto Components 1.7%
Denso Corp. ......................................... Japan 142,872 7,004,016
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 424,073 14,927
7,018,943
Automobiles 1.5%
General Motors Co. .................................... United States 187,978 6,323,580
Banks 7.6%
CaixaBank SA ........................................ Spain 1,297,971 5,088,838
First Horizon Corp. .................................... United States 125,693 3,079,478
ING Groep NV ....................................... Netherlands 615,032 7,491,456
JPMorgan Chase & Co. ................................. United States 66,966 8,980,141
Wells Fargo & Co. ..................................... United States 179,033 7,392,273
32,032,186
Building Products 2.0%
Johnson Controls International plc ......................... United States 134,170 8,586,880
Capital Markets 2.1%
BlackRock, Inc. ....................................... United States 12,407 8,791,972
Chemicals 1.9%
d
Covestro AG, 144A, Reg S .............................. Germany 207,548 8,084,873
Consumer Finance 0.5%
Capital One Financial Corp. ............................. United States 23,820 2,214,307
Diversified Financial Services 2.1%
e
Voya Financial, Inc. .................................... United States 146,195 8,989,531
Diversified Telecommunication Services 2.6%
Deutsche Telekom AG .................................. Germany 552,902 11,000,348
Electrical Equipment 1.5%
Mitsubishi Electric Corp. ................................ Japan 654,693 6,485,090
Energy Equipment & Services 2.3%
Schlumberger Ltd. ..................................... United States 179,446 9,593,183
Entertainment 3.1%
Activision Blizzard, Inc. ................................. United States 109,659 8,394,396
b
Walt Disney Co. (The) .................................. United States 54,343 4,721,320
13,115,716
Food Products 4.3%
Danone SA .......................................... France 160,348 8,450,864
Kraft Heinz Co. (The) .................................. United States 237,959 9,687,311
18,138,175
Health Care Equipment & Supplies 1.8%
Medtronic plc ........................................ United States 99,787 7,755,446
Health Care Providers & Services 7.6%
CVS Health Corp. ..................................... United States 95,573 8,906,448
Elevance Health, Inc. .................................. United States 14,607 7,492,953
Fresenius SE & Co. KGaA ............................... Germany 310,528 8,673,238

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Global Discovery VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
MGD-12
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Humana, Inc. ........................................ United States 13,792 $ 7,064,124
32,136,763
Household Durables 2.2%
DR Horton, Inc. ....................................... United States 104,537 9,318,428
Household Products 1.4%
Reckitt Benckiser Group plc ............................. United Kingdom 84,171 5,834,187
Industrial Conglomerates 2.3%
Siemens AG ......................................... Germany 69,823 9,624,743
Insurance 6.0%
Everest Re Group Ltd. ................................. United States 23,799 7,883,895
NN Group NV ........................................ Netherlands 197,491 8,075,464
Willis Towers Watson plc ................................ United States 38,606 9,442,256
25,401,615
Interactive Media & Services 1.9%
b
Meta Platforms, Inc., A ................................. United States 65,477 7,879,502
IT Services 4.9%
Capgemini SE ........................................ France 40,896 6,836,518
b
Fiserv, Inc. .......................................... United States 66,605 6,731,767
Global Payments, Inc. .................................. United States 71,699 7,121,145
20,689,430
Machinery 2.4%
Parker-Hannifin Corp. .................................. United States 34,625 10,075,875
Media 2.1%
b
Charter Communications, Inc., A .......................... United States 25,731 8,725,382
Metals & Mining 2.1%
Rio Tinto plc ......................................... Australia 129,382 9,106,051
Oil, Gas & Consumable Fuels 5.8%
BP plc .............................................. United Kingdom 1,995,757 11,514,925
Suncor Energy, Inc. .................................... Canada 201,272 6,384,515
Williams Cos., Inc. (The) ................................ United States 202,478 6,661,526
24,560,966
Personal Products 2.1%
b
Haleon plc .......................................... United States 2,267,494 8,971,232
Pharmaceuticals 6.0%
GSK plc ............................................ United States 538,177 9,301,055
Merck & Co., Inc. ..................................... United States 50,518 5,604,972
Novartis AG, ADR ..................................... Switzerland 114,942 10,427,538
25,333,565
Real Estate Management & Development 1.7%
b
CBRE Group, Inc., A ................................... United States 94,115 7,243,090
Semiconductors & Semiconductor Equipment 2.6%
b
Renesas Electronics Corp. .............................. Japan 751,901 6,643,222
b
Tower Semiconductor Ltd. ............................... Israel 104,822 4,528,310
11,171,532

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Global Discovery VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
MGD-13
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 1.4%
b
Avaya Holdings Corp. .................................. United States 4 $ 1
b
Check Point Software Technologies Ltd. .................... Israel 47,254 5,961,564
5,961,565
Technology Hardware, Storage & Peripherals 2.8%
Samsung Electronics Co. Ltd. ............................ South Korea 158,379 6,981,000
b
Western Digital Corp. .................................. United States 157,314 4,963,257
11,944,257
Tobacco 1.8%
British American Tobacco plc ............................. United Kingdom 193,273 7,645,207
Trading Companies & Distributors 2.4%
b
AerCap Holdings NV ................................... Ireland 173,498 10,118,403
Total Common Stocks (Cost $344,910,386) .....................................
407,368,119
Preferred Stocks 1.3%
Automobiles 1.3%
f
Volkswagen AG, 22.97% ................................ Germany 43,326 5,374,326
Total Preferred Stocks (Cost $6,841,027) .......................................
5,374,326
Principal
Amount
*
Corporate Bonds 0.6%
Airlines 0.1%
d
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 484,000 520,218
Pharmaceuticals 0.4%
d
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 1,707,000 1,197,595
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 784,000 411,388
d
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 65,000 51,398
1,660,381
Software 0.1%
d
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 402,000 277,729
Total Corporate Bonds (Cost $3,412,978) .......................................
2,458,328
Shares
a
Companies in Liquidation 0.0%
a,b,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 966,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $355,164,391) ...............................
415,200,773
a
Short Term Investments 1.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.9%
h
FHLB, 1/03/23 ....................................... United States 5,200,000 5,200,000

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Global Discovery VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
MGD-14
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
h,i
U.S. Treasury Bills ,
1/05/23 ........................................... United States 1,000,000 $ 999,798
5/18/23 ........................................... United States 1,000,000 983,090
6/22/23 ........................................... United States 1,000,000 978,627
2,961,515
Total U.S. Government and Agency Securities (Cost $8,160,221) ..................
8,161,515
Total Short Term Investments (Cost $8,160,221 ) .................................
8,161,515
a
Total Investments (Cost $363,324,612) 100.1% ..................................
$423,362,288
Other Assets, less Liabilities (0.1)% ...........................................
(587,002)
Net Assets 100.0% ...........................................................
$422,775,286
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
b
Non-income producing.
c
See Note 11 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the aggregate value of these securities was $10,543,201, representing 2.5% of net assets.
e
A portion or all of the security is on loan at December 31, 2022. See Note 1(e).
f
Variable rate security. The rate shown represents the yield at period end.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
The security was issued on a discount basis with no stated coupon rate.
i
A portion or all of the security has been segregated as collateral for open forward exchange contracts. At December 31, 2022, the aggregate value of these securities pledged amounted to $1,698,466, representing 0.4% of net assets.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Global Discovery VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
MGD-15
At December 31, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).
At December 3 1 , 2022, the Fund had the following forward exchange contracts outstanding. See Note 1(c) .
See Note  12  regarding other derivative information.
See Abbreviations on page MGD-31.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 68 $ 9,140,900 3/13/23 $ (125,203)
Foreign Exchange GBP/USD ................... Short 7 528,675 3/13/23 9,608
Total Futures Contracts ...................................................................... $(115,595)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 2,084,983 2,111,317 1/09/23 $ 121,295 $ —
Euro ............. BOFA Sell 481,424 491,068 1/09/23 — (24,444)
Euro ............. HSBK Buy 688,179 676,828 1/09/23 60,078 —
Euro ............. HSBK Sell 18,093 18,857 1/09/23 — (518)
Euro ............. UBSW Buy 593,785 631,647 1/09/23 4,182 —
Euro ............. UBSW Sell 16,504,929 16,142,808 1/09/23 — (1,530,779)
British Pound ...... BOFA Buy 150,000 170,590 1/17/23 10,813 —
British Pound ...... BOFA Sell 2,116,816 2,602,201 1/17/23 42,396 (176)
British Pound ...... HSBK Buy 715,000 784,319 1/17/23 80,370 —
British Pound ...... UBSW Buy 31,941 37,782 1/17/23 846 —
British Pound ...... UBSW Sell 232,834 283,483 1/17/23 2,586 (682)
Japanese Yen ...... BOFA Buy 28,704,994 215,491 2/17/23 4,486 —
Japanese Yen ...... BOFA Sell 828,305,659 6,006,104 2/17/23 — (341,489)
Japanese Yen ...... UBSW Buy 5,237,544 39,882 2/17/23 256 —
Japanese Yen ...... UBSW Sell 65,576,135 475,651 2/17/23 — (26,882)
South Korean Won .. HSBK Buy 454,468,541 360,325 5/12/23 2,308 (186)
South Korean Won .. HSBK Sell 6,575,847,958 4,758,872 5/12/23 — (485,485)
South Korean Won .. UBSW Sell 447,389,608 323,677 5/12/23 — (33,124)
Total Forward Exchange Contracts ................................................... $329,616 $(2,443,765)
Net unrealized appreciation (depreciation) ............................................ $(2,114,149)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2022
Annual Report The accompanying notes are an integral part of these financial statements.
MGD-16
Franklin
Mutual Global
Discovery VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $363,324,612
Value - Unaffiliated issuers (Includes securities loaned of $4,851,561) ................................. $423,362,288
Cash .................................................................................... 100,435
Foreign currency, at value (cost $265,466) ........................................................ 266,508
Receivables:
Investment securities sold ................................................................... 652,924
Capital shares sold ........................................................................ 92,381
Dividends and interest ..................................................................... 1,636,749
European Union tax reclaims (Note 1 f ) ......................................................... 283,860
Deposits with brokers for:
Futures contracts ........................................................................ 207,825
Unrealized appreciation on OTC forward exchange contracts .......................................... 329,616
Total assets .......................................................................... 426,932,586
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,468
Capital shares redeemed ................................................................... 1,053,011
Management fees ......................................................................... 319,000
Distribution fees .......................................................................... 92,422
Trustees' fees and expenses ................................................................. 1,144
Variation margin on futures contracts ........................................................... 17,794
Unrealized depreciation on OTC forward exchange contracts .......................................... 2,443,765
Accrued expenses and other liabilities ........................................................... 227,696
Total liabilities ......................................................................... 4,157,300
Net assets, at value ................................................................. $422,775,286
Net assets consist of:
Paid-in capital ............................................................................. $332,321,302
Total distributable earnings (losses) ............................................................. 90,453,984
Net assets, at value ................................................................. $422,775,286
Franklin
Mutual Global
Discovery VIP
Fund
Class 1:
Net assets, at value ....................................................................... $3,850,925
Shares outstanding ........................................................................ 222,916
Net asset value and maximum offering price per share ............................................. $17.28
Class 2:
Net assets, at value ....................................................................... $398,801,623
Shares outstanding ........................................................................ 23,996,196
Net asset value and maximum offering price per share ............................................. $16.62
Class 4:
Net assets, at value ....................................................................... $20,122,738
Shares outstanding ........................................................................ 1,175,517
Net asset value and maximum offering price per share ............................................. $17.12

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2022
The accompanying notes are an integral part of these financial statements. Annual Report
MGD-17
Franklin
Mutual Global
Discovery VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $1,176,167)
Unaffiliated issuers ........................................................................ $12,520,896
Interest:
Unaffiliated issuers ........................................................................ 335,202
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 27,617
Non-controlled affiliates (Note 3 e ) ............................................................. 3,534
Other income (Note 1 f ) ....................................................................... 466,439
Total investment income ................................................................... 13,353,688
Expenses:
Management fees (Note 3 a ) ................................................................... 3,968,978
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 1,068,176
    Class 4 ................................................................................ 78,551
Custodian fees (Note 4 ) ...................................................................... 19,318
Reports to shareholders fees .................................................................. (115,036)
Professional fees ........................................................................... 125,393
Trustees' fees and expenses .................................................................. 6,070
Dividends on securities sold short .............................................................. 5,441
Other .................................................................................... 49,200
Total expenses ......................................................................... 5,206,091
Expense reductions (Note 4 ) ............................................................... (265)
Expenses waived/paid by affiliates (Note 3e) ................................................... (12,940)
Net expenses ......................................................................... 5,192,886
Net investment income ................................................................ 8,160,802
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 14,909,442
Foreign currency transactions ................................................................ (412,113)
Forward exchange contracts ................................................................. 11,783,292
Futures contracts ......................................................................... 1,843,317
Securities sold short ....................................................................... (2,003,644)
Net realized gain (loss) .................................................................. 26,120,294
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (58,134,976)
Translation of other assets and liabilities denominated in foreign currencies .............................. 116,414
Forward exchange contracts ................................................................. (3,694,564)
Futures contracts ......................................................................... 116,990
Securities sold short ....................................................................... 3,495,780
Net change in unrealized appreciation (depreciation) ............................................ (58,100,356)
Net realized and unrealized gain (loss) ............................................................ (31,980,062)
Net increase (decrease) in net assets resulting from operations .......................................... $(23,819,260)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Annual Report The accompanying notes are an integral part of these financial statements.
MGD-18
Franklin Mutual Global Discovery VIP Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $8,160,802 $5,398,915
Net realized gain (loss) ................................................. 26,120,294 65,601,434
Net change in unrealized appreciation (depreciation) ........................... (58,100,356) 19,012,410
Net increase (decrease) in net assets resulting from operations ................ (23,819,260) 90,012,759
Distributions to shareholders:
Class 1 ............................................................. (379,372) (112,415)
Class 2 ............................................................. (40,928,754) (12,672,652)
Class 4 ............................................................. (2,013,657) (650,689)
Total distributions to shareholders .......................................... (43,321,783) (13,435,756)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 247,164 (216,018)
Class 2 ............................................................. (15,079,255) (62,330,624)
Class 4 ............................................................. (2,561,043) (4,849,570)
Total capital share transactions ............................................ (17,393,134) (67,396,212)
Net increase (decrease) in net assets ................................... (84,534,177) 9,180,791
Net assets:
Beginning of year ....................................................... 507,309,463 498,128,672
End of year ........................................................... $422,775,286 $507,309,463

Franklin Templeton Variable Insurance Products Trust
MGD-19
Annual Report
Notes to Financial Statements
Franklin Mutual Global Discovery VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust
(Trust) is registered under the Investment Company Act of
1940 (1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946, Financial Services - Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Mutual Global Discovery
VIP Fund (Fund) is included in this report. Shares of the
Fund are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At December 31,
2022, 44.1% of the Fund's shares were held through one
insurance company. Investment activities of these insurance
company separate accounts could have a material impact on
the Fund. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
MGD-20
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
recent t ransactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
MGD-21
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2022, the Fund had OTC
derivatives in a net liability position of $2,114,149 and the aggregate value of collateral pledged for such contracts was
$1,698,466.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities .
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 12 regarding other derivative information.
d. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
MGD-22
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund. At December
31, 2022, the Fund had no securities sold short.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
Additionally, the Fund held $5,023,698 in U.S. Government
and Agency securities as collateral. These securities are
held as collateral in segregated accounts with the Fund’s
custodian. The Fund cannot repledge or resell these
securities held as collateral. As such, the non-cash collateral is excluded from the Statement of Assets and Liabilities.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Sold Short
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
MGD-23
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
MGD-24
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 72,224 $1,477,140 21,257 $414,362
Shares issued in reinvestment of distributions .......... 24,603 379,372 5,686 112,415
Shares redeemed ............................... (78,944) (1,609,348) (38,354) (742,795)
Net increase (decrease) .......................... 17,883 $247,164 (11,411) $(216,018)
Class 2 Shares:
Shares sold ................................... 691,307 $12,736,312 769,967 $14,519,351
Shares issued in reinvestment of distributions .......... 2,758,002 40,928,754 663,490 12,672,652
Shares redeemed ............................... (3,783,395) (68,744,321) (4,752,157) (89,522,627)
Net increase (decrease) .......................... (334,086) $(15,079,255) (3,318,700) $(62,330,624)
Class 4 Shares:
Shares sold ................................... 69,866 $1,303,124 14,869 $289,930
Shares issued in reinvestment of distributions .......... 131,698 2,013,657 33,198 650,689
Shares redeemed ............................... (314,761) (5,877,824) (298,686) (5,790,189)
Net increase (decrease) .......................... (113,197) $(2,561,043) (250,619) $(4,849,570)
Subsidiary Affiliation
Franklin Mutual Advisers, LLC. (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
MGD-25
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2022, the gross effective investment management fee rate was 0.875% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2022, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.875% Up to and including $4 billion
0.845% Over $4 billion, up to and including $7 billion
0.825% Over $7 billion, up to and including $10 billion
0.805% Over $10 billion, up to and including $13 billion
0.785% Over $13 billion, up to and including $16 billion
0.765% Over $16 billion, up to and including $19 billion
0.745% Over $19 billion, up to and including $22 billion
0.725% Over $22 billion, up to and including $25 billion
0.705% Over $25 billion, up to and including $28 billion
0.685% In excess of $28 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
MGD-26
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2022 and 2021, was as follows:
At December 31, 2022, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, EU reclaims, passive foreign investment company shares, tax straddles and wash sales.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Global Discovery VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $— $32,760,000 $(32,760,000) $— $— $— — $3,534
Total Affiliated Securities ... $— $32,760,000 $(32,760,000) $— $— $— $3,534
2022 2021
Distributions paid from:
Ordinary income .......................................................... $11,446,719 $13,435,756
Long term capital gain ...................................................... 31,875,064 —
$43,321,783 $13,435,756
Cost of investments .......................................................................... $363,588,229
Unrealized appreciation ........................................................................ $83,275,019
Unrealized depreciation ........................................................................ (25,730,704)
Net unrealized appreciation (depreciation) .......................................................... $57,544,315
Distributable earnings:
Undistributed ordinary income ................................................................... $10,271,016
Undistributed long term capital gains .............................................................. 22,565,499
Total distributable earnings ..................................................................... $32,836,515
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
MGD-27
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the year ended December
31, 2022, aggregated $244,669,973 and $277,873,298, respectively.
7. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At December 31, 2022, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
8. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
MGD-28
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
12. Other Derivative Information
At December 31, 2022, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2022 , the average month end notional amount of futures contracts represented
$15,149,917. The average month end contract value of forward exchange contracts was $79,951,703.
See Note 1(c) regarding derivative financial instruments.
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Global Discovery VIP Fund
424,073 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 281,629 $ 14,927
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $281,629 $14,927
†
Rounds to less than 0.1% of net assets.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Global Discovery VIP Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ 9,608
a
Variation margin on futures
contracts
$ 125,203
a
Unrealized appreciation on OTC
forward exchange contracts
329,616 Unrealized depreciation on OTC
forward exchange contracts
2,443,765
Total .................... $339,224 $2,568,968
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Mutual Global Discovery VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $1,843,317 Futures contracts $116,990
Forward exchange contracts 11,783,292 Forward exchange contracts (3,694,564)
Total ....................... $13,626,609 $(3,577,574)
11. Restricted Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
MGD-29
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
13. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the  Statement of Operations. During the year ended December 31, 2022, the Fund did not use the Global Credit Facility.
14. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 7,496,096 $ — $ 7,496,096
Auto Components ...................... — 7,004,016 14,927 7,018,943
Automobiles .......................... 6,323,580 — — 6,323,580
Banks ............................... 19,451,892 12,580,294 — 32,032,186
Building Products ...................... 8,586,880 — — 8,586,880
Capital Markets ........................ 8,791,972 — — 8,791,972
Chemicals ........................... — 8,084,873 — 8,084,873
Consumer Finance ..................... 2,214,307 — — 2,214,307
Diversified Financial Services ............. 8,989,531 — — 8,989,531
Diversified Telecommunication Services ..... — 11,000,348 — 11,000,348
Electrical Equipment .................... — 6,485,090 — 6,485,090
Energy Equipment & Services ............. 9,593,183 — — 9,593,183
Entertainment ......................... 13,115,716 — — 13,115,716
Food Products ........................ 9,687,311 8,450,864 — 18,138,175

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
MGD-30
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
15. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Health Care Equipment & Supplies ......... $ 7,755,446 $ — $ — $ 7,755,446
Health Care Providers & Services .......... 23,463,525 8,673,238 — 32,136,763
Household Durables .................... 9,318,428 — — 9,318,428
Household Products .................... — 5,834,187 — 5,834,187
Industrial Conglomerates ................ — 9,624,743 — 9,624,743
Insurance ............................ 17,326,151 8,075,464 — 25,401,615
Interactive Media & Services .............. 7,879,502 — — 7,879,502
IT Services ........................... 13,852,912 6,836,518 — 20,689,430
Machinery ............................ 10,075,875 — — 10,075,875
Media ............................... 8,725,382 — — 8,725,382
Metals & Mining ....................... — 9,106,051 — 9,106,051
Oil, Gas & Consumable Fuels ............. 13,046,041 11,514,925 — 24,560,966
Personal Products ..................... — 8,971,232 — 8,971,232
Pharmaceuticals ....................... 16,032,510 9,301,055 — 25,333,565
Real Estate Management & Development .... 7,243,090 — — 7,243,090
Semiconductors & Semiconductor Equipment . 4,528,310 6,643,222 — 11,171,532
Software ............................. 5,961,565 — — 5,961,565
Technology Hardware, Storage & Peripherals . 4,963,257 6,981,000 — 11,944,257
Tobacco ............................. — 7,645,207 — 7,645,207
Trading Companies & Distributors .......... 10,118,403 — — 10,118,403
Preferred Stocks ........................ — 5,374,326 — 5,374,326
Corporate Bonds ........................ — 2,458,328 — 2,458,328
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 8,161,515 — 8,161,515
Total Investments in Securities ........... $247,044,769 $176,302,592
b
$14,927 $423,362,288
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 329,616 $ — $ 329,616
Futures contracts ........................ 9,608 — — 9,608
Total Other Financial Instruments ......... $9,608 $329,616 $— $339,224
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 2,443,765 $ — $ 2,443,765
Futures contracts ........................ 125,203 — — 125,203
Total Other Financial Instruments ......... $125,203 $2,443,765 $— $2,568,968
a
Includes financial instruments determined to have no value at December 31, 2022.
b
Includes foreign securities valued at $165,682,749, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
14. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
MGD-31
Annual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
16. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
UBSW
UBS AG
Currency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
FHLB
Federal Home Loan Banks

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
MGD-32
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Mutual Global
Discovery VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Mutual Global Discovery VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust,
referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended
December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31,
2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31,
2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
MGD-33
Annual Report
Franklin Mutual Global Discovery VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2022:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Fund intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended December 31, 2022:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $31,875,064
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $2,607,693
Interest Earned from Federal Obligations Note (1) $104,240
Amount Reported
Foreign Taxes Paid $802,859
Foreign Source Income Earned $8,531,754

Annual Report
Franklin Mutual Shares VIP Fund
This annual report for Franklin Mutual Shares VIP Fund covers the fiscal year ended December 31, 2022 .
Class 1 Performance Summary as of December 31, 2022
Average annual total return of Class 1 shares* represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
*The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
–
1
1-Year -7.15%
5-Year +3.42%
10-Year +7.00%

Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/12– 12/31/22 )
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance* is compared to the performance of the Russell
1000
®
Value Index. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Important Notes to Performance Information preceding the Fund Summaries.
**Source: FactSet. Please see Index Descriptions following the Fund Summaries.

Annual Report
Franklin Mutual Shares VIP Fund
Fund Goal and Main Investments
The Fund seeks capital appreciation. Its secondary goal is
income. Under normal market conditions, the Fund invests
primarily in equity securities of U.S. and foreign companies that we believe are available at market prices less than
their fundamental value. The equity securities in which the
Fund invests are primarily common stock, and generally
companies with market capitalizations greater than $5 billion, with a portion or significant amount in smaller companies.
To a lesser extent, the Fund also invests in merger
arbitrage securities and the debt and equity of distressed
companies. The Fund may invest up to 35% of its assets in
foreign securities, which may include sovereign debt and
participations in foreign government debt.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Value
securities may not increase in price as anticipated or
may decline further in value. The Fund’s investments in
foreign securities involve special risks including currency
fluctuations, and economic and political uncertainties. The
Fund may also invest in companies engaged in mergers,
reorganizations or liquidations, which involve special
risks as pending deals may not be completed on time or
on favorable terms, as well as lower rated bonds, which
entail higher credit risk. The Fund is actively managed
but there is no guarantee that the manager’s investment
decisions will produce the desired results. The manager’s
portfolio selection strategy is not solely based on ESG
considerations, and therefore the issuers in which the fund
invests may not be considered ESG-focused companies.
Integrating ESG considerations into the investment process
is not a guarantee that better performance will be achieved.
The Fund’s prospectus also includes a description of the
main investment risks.
Russia’s military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
*Rounds to less than 0.1% of net assets.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. In comparison, the Fund’s
benchmark, the Russell 1000
®
Value Index, posted a
-7.54 % total return for the period under review.
1
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR, posted
a -18.36% total return for the 12 months ended December
31, 2022.
1
The combination of resilient consumer demand
and persistent supply-chain disruptions contributed to
higher inflation in many countries. This inflationary pressure led many of the world’s central banks to adopt less
accommodative monetary policy in 2022, which hindered
stocks and the outlook for economic growth. Russia’s
invasion of Ukraine and the subsequent escalation of the
war also increased investor uncertainty, as international
sanctions on Russia disrupted global trade and commodity
markets. Meanwhile, shifting public health policy in China
added volatility to the global economy, as lockdowns early
in the period to quell the spread of the Omicron variant
of COVID-19 slowed economic activity, while widespread
protests late in the period led the government to relax its
strict “zero-COVID” policy.
Geographic Composition
12/31/22
% of Total
Net Assets
United States 91.7%
United Kingdom 2.9%
Switzerland 2.2%
Netherlands 1.5%
Other* 0.0%
Short-Term Investments & Other Net Assets 1.7%
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Mutual Shares VIP Fund

Annual Report
In the U.S., gross domestic product (GDP) expanded in the
second half of the calendar year, recovering from a slight
contraction in the first half of the year when high inflation, supply constraints and record trade deficits weighed on
economic output. Rising prices precipitated a notable decline in consumer confidence despite high spending levels, robust
job growth and low unemployment. In an effort to control
inflation, the U.S. Federal Reserve (Fed) raised the federal funds target rate in March 2022 for the first time since 2018.
The Fed raised the federal funds rate again at its subsequent six meetings to end the period at a range of 4.25%–4.50%.
Furthermore, the Fed said it would continue to reduce
its bond holdings and anticipated additional interest-rate
increases at future meetings to curtail inflation.
Economic growth in the eurozone decelerated to a slightly
positive growth rate during the year. The lifting of COVID-
related restrictions in some European countries and the
summer tourism season strengthened economies. However,
the war in Ukraine disrupted supply chains, weakened the
economic outlook and contributed to record high inflation
across the eurozone, as energy prices soared. Electricity
prices hit record highs in Germany and France as coal
futures and natural gas prices climbed. Consequently, the
European Central Bank raised interest rates in July 2022 for the first time in 11 years to curtail growing inflation and raised rates in three subsequent meetings. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -15.06% total return for
the 12 months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -18.61% total return for the 12-month period.
1
Growth in
Japan remained slow, alternating between positive quarterly
GDP growth and contraction. China’s economy contracted
sharply in 2022 as COVID-related restrictions in many major
cities, including Shanghai, weakened consumer demand.
Investor concerns about the solvency of several large
property developers in China further pressured stocks in that country.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -20.09% total return
for the 12 months under review.
1
Central bank tightening,
the threat of recession, and weakening demand for
semiconductors in technology-heavy countries contributed
to the downturn. Following Russia’s invasion of Ukraine,
climbing food and energy prices kindled inflationary
pressures and raised concerns over the possibility of
government debt defaults in some countries. However,
some emerging economies, particularly in Latin America, as
well as South Africa and Saudi Arabia, benefited from rising commodity prices.
Investment Strategy
At Franklin Mutual Advisors, we are committed to our
distinctive value approach to investing. Our major investment strategy is investing in undervalued stocks. When selecting
undervalued equities, we are attracted to what we believe
are fundamentally strong companies with healthy balance
sheets, high-quality assets, substantial free cash flow
and shareholder-oriented management teams and whose
stocks are trading at discounts to our assessment of
the companies’ intrinsic or business value. We also look
for asset-rich companies whose shares may be trading
at depressed levels due to concerns over short-term
earnings disappointments, litigation, management strategy
or other perceived negatives. While the vast majority of
our undervalued equity and debt investments are made
in publicly traded companies globally, we may invest
occasionally in privately held companies as well.
We complement this more traditional investment strategy
with two others. One is distressed investing, which is
complex and can take many forms. The most common
distressed investment the Fund undertakes is the purchase
of financially troubled or bankrupt companies’ debt at a
substantial discount to face value. After the financially
distressed company is reorganized, often in bankruptcy
court, the old debt is typically replaced with new securities issued by the financially stronger company.
The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers,
commonly referred to as deals, the target company may
trade at a discount to the bid it ultimately accepts. One form
Top 10 Industries
12/31/22
% of Total
Net Assets
a
Banks 10.9%
Pharmaceuticals 8.1%
Health Care Providers & Services 5.9%
IT Services 5.7%
Software 5.6%
Oil, Gas & Consumable Fuels 5.5%
Media 4.2%
Entertainment 3.8%
Insurance 3.7%
Food Products 2.7%

Franklin Mutual Shares VIP Fund

Annual Report
of arbitrage involves purchasing the target company’s stock
when it is trading below the value we believe it would receive in a deal. In keeping with our commitment to a relatively
conservative investment approach, we typically focus our
arbitrage efforts on announced deals, and eschew rumored
deals or other situations we consider relatively risky.
In addition, it is our practice to hedge the Fund’s currency exposure when we deem it advantageous for our
shareholders.
Manager’s Discussion
During the 12-month period, stock selection in financials,
information technology and consumer staples contributed
to relative returns. Conversely, stock selection in the energy sector, along with overweighting in consumer discretionary
and communication services, curbed relative results.
Top positive contributors to performance relative to the
Fund’s benchmark index during the 12-month period
included BP, Williams and Kraft Heinz.
U.K.-based global integrated oil company BP contributed to
relative returns, as the company delivered repeated, strong
earnings reports driven by positive results in its refining, trading, and retail businesses, along with the benefit of
higher commodity prices. Results at its natural gas business were also ahead of expectations. BP continues to pay down
debt and use its excess cash to buy back shares, while
also hiking its dividend 10%, and it continues to execute
on transforming the company into an integrated energy
company.
U.S.-based energy infrastructure company Williams was
a significant relative contributor, amid improving investor
sentiment toward the energy sector. Greater appreciation of
both continued growth prospects and the strong contribution
Williams’ assets can make to decarbonization also benefited
the company’s share price performance. Additionally,
Williams stands to benefit from an expected increase in
liquid natural gas exports from the United States as efforts to reduce Europe’s reliance on Russian gas take hold.
Williams generates good free cash flow, financial results
tend to be stable, and it is our opinion the reinvestment
opportunities have been underappreciated.
U.S.-based food products company Kraft Heinz contributed
to relative performance during the period. The management
team is pursuing a strategy to reinvigorate certain categories and brands and the company continues to prune lower
growth brands to position it for better growth prospects in
the future. Moreover, the company’s balance sheet has
materially improved over the past several years, affording
them increasing financial flexibility toward value-creating
capital allocation.
During the 12-month period, investments that detracted
from relative Fund performance included Charter
Communications, Elanco Animal Health and Western Digital.
Charter Communications, a U.S.-based cable company,
hampered relative results for the year. Its financial results showed weak broadband subscriber growth and the
company announced in December that capital spending
would be higher than previous forecasts over the next three
years, reducing free cash flow. The company is unlikely to
see revenue growth or operating expense savings to offset
the higher capital spending, in our view. Over the longer
term, we expect to see improved subscriber growth trends
driving higher revenue and free cash flow growth. We
anticipate Charter’s share price appreciation will depend on growth in subscribers, revenue and earnings before interest, taxes, depreciation, and amortization (EBITDA) over the next few years.
Elanco Animal Health, a U.S.-based animal health care
company, detracted from relative returns as the company
faced several headwinds that impacted its business,
including general economic weakness, currency headwinds,
a slower recovery from COVID-19 lockdowns in China,
supply-chain problems, and negative safety publicity for its
Seresto collar. These concerns, along with higher interest
rates, led to significant multiple compression for Elanco,
which disproportionately impacted the company’s equity
value due to its high financial leverage. We expect business
Top 10 Holdings
12/31/22
Company
Industry , Country
% of Total
Net Assets
a a
JPMorgan Chase & Co. 2.7%
Banks, United States
Kraft Heinz Co. (The) 2.7%
Food Products, United States
Tapestry, Inc. 2.6%
Textiles, Apparel & Luxury Goods, United States
DR Horton, Inc. 2.6%
Household Durables, United States
Parker-Hannifin Corp. 2.6%
Machinery, United States
Johnson Controls International plc 2.6%
Building Products, United States
Schlumberger Ltd. 2.6%
Energy Equipment & Services, United States
CVS Health Corp. 2.4%
Health Care Providers & Services, United States
BlackRock, Inc. 2.4%
Capital Markets, United States
Willis Towers Watson plc 2.4%
Insurance, United States

Franklin Mutual Shares VIP Fund

Annual Report
performance to improve over the medium term with better
execution, increased pricing, and a focus on innovation and
pipeline progress. In addition, management is committed to
bringing down leverage by using most of its free cash flow to pay down debt.
Western Digital, a U.S.-based hard drive and data storage
company, was a relative detractor. The company’s near-
term outlook was much weaker than analysts’ expectations
in its latest quarter, and order cuts in their consumer-
focused businesses and weaker pricing are negatively
impacting revenues and margins. We believe the tougher
macroeconomic conditions will hinder results over the next
few quarters.
During the period, the Fund held currency forwards and
futures, seeking to hedge a significant portion of the currency risk in the portfolio. The hedges had a positive overall impact on the Fund’s performance as the dollar rose against most
currencies during the period.
Thank you for your participation in Franklin Mutual Shares
VIP Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin Mutual Shares VIP Fund

Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,062.80 $3.24 $1,022.06 $3.18 0.62%

Annual Report
MS P1 P2 P4 12/22
SUPPLEMENT DATED DECEMBER 1, 2022
TO THE PROSPECTUS
DATED MAY 1, 2022,
OF
FRANKLIN MUTUAL SHARES VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
Effective December 31, 2022, the prospectus is amended as follows:
I. The portfolio management team under the “Fund Summaries – Franklin Mutual Shares VIP Fund” section on page MS-S5 of the prospectus is replaced with the following:
Christian Correa, CFA
President of Franklin Mutual and portfolio manager of the Fund since 2020.
Grace Hoefig
Senior Vice President of Franklin Mutual and portfolio manager of the Fund since October 2020.
II. The portfolio management section under the “Fund Details – Franklin Mutual Shares VIP Fund – Management” section on page MS-D8 of the prospectus is replaced with the following:
Christian Correa, CFA President of Franklin Mutual
Mr. Correa has been a co-lead portfolio manager of the Fund since 2020. He joined Franklin Templeton in 2003.
Grace Hoefig Senior Vice President of Franklin Mutual
Ms. Hoefig has been a co-lead portfolio manager of the Fund since 2020. She joined Franklin Templeton in 2008.
As co-lead portfolio managers of the Fund, Mr. Correa and Ms. Hoefig are jointly and primarily responsible for the day-
to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.
CFA
®
and Chartered Financial Analyst
®
are trademarks owned by CFA Institute.
Please keep this supplement with your prospectus for future reference.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.62 $16.93 $19.19 $17.71 $20.71
Income from investment operations
a
:
Net investment income
b
......................... 0.32 0.27 0.55
c
0.46 0.36
Net realized and unrealized gains (losses) ........... (1.99) 3.02 (1.68) 3.39 (2.04)
Total from investment operations .................... (1.67) 3.29 (1.13) 3.85 (1.68)
Less distributions from:
Net investment income .......................... (0.40) (0.60) (0.50) (0.42) (0.55)
Net realized gains ............................. (2.02) — (0.63) (1.95) (0.77)
Total distributions ............................... (2.42) (0.60) (1.13) (2.37) (1.32)
Net asset value, end of year ....................... $15.53 $19.62 $16.93 $19.19 $17.71
Total return
d
................................... (7.15)% 19.52% (4.85)% 22.92% (8.86)%
Ratios to average net assets
Expenses
e,f,g
................................... 0.66% 0.73% 0.73% 0.71% 0.71%
Expenses - incurred in connection with securities sold short —%
h
0.02% 0.01% 0.02% 0.01%
Net investment income ........................... 1.82% 1.44% 3.48%
c
2.35% 1.77%
Supplemental data
Net assets, end of year (000’s) ..................... $105,334 $116,861 $157,734 $158,431 $537,324
Portfolio turnover rate ............................ 59.99% 47.31%
i
36.96% 38.50% 24.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.27%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.20 $16.59 $18.81 $17.40 $20.36
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.22 0.51
c
0.40 0.31
Net realized and unrealized gains (losses) ........... (1.95) 2.95 (1.65) 3.32 (2.00)
Total from investment operations .................... (1.68) 3.17 (1.14) 3.72 (1.69)
Less distributions from:
Net investment income .......................... (0.34) (0.56) (0.45) (0.36) (0.50)
Net realized gains ............................. (2.02) — (0.63) (1.95) (0.77)
Total distributions ............................... (2.36) (0.56) (1.08) (2.31) (1.27)
Net asset value, end of year ....................... $15.16 $19.20 $16.59 $18.81 $17.40
Total return
d
................................... (7.43)% 19.17% (5.04)% 22.57% (9.07)%
Ratios to average net assets
Expenses
e,f,g
................................... 0.91% 0.98% 0.98% 0.96% 0.96%
Expenses - incurred in connection with securities sold short —%
h
0.02% 0.01% 0.02% 0.01%
Net investment income ........................... 1.55% 1.17% 3.25%
c
2.10% 1.52%
Supplemental data
Net assets, end of year (000’s) ..................... $1,786,501 $2,517,899 $2,620,645 $2,931,753 $2,516,834
Portfolio turnover rate ............................ 59.99% 47.31%
i
36.96% 38.50% 24.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.04%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.39 $16.75 $18.99 $17.55 $20.53
Income from investment operations
a
:
Net investment income
b
......................... 0.26 0.20 0.49
c
0.38 0.29
Net realized and unrealized gains (losses) ........... (1.97) 2.98 (1.66) 3.36 (2.02)
Total from investment operations .................... (1.71) 3.18 (1.17) 3.74 (1.73)
Less distributions from:
Net investment income .......................... (0.32) (0.54) (0.44) (0.35) (0.48)
Net realized gains ............................. (2.02) — (0.63) (1.95) (0.77)
Total distributions ............................... (2.34) (0.54) (1.07) (2.30) (1.25)
Net asset value, end of year ....................... $15.34 $19.39 $16.75 $18.99 $17.55
Total return
d
................................... (7.47)% 19.06% (5.17)% 22.44% (9.16)%
Ratios to average net assets
Expenses
e,f,g
................................... 1.01% 1.08% 1.08% 1.06% 1.06%
Expenses - incurred in connection with securities sold short —%
h
0.02% 0.01% 0.02% 0.01%
Net investment income ........................... 1.47% 1.06% 3.13%
c
2.00% 1.42%
Supplemental data
Net assets, end of year (000’s) ..................... $99,603 $120,424 $116,704 $120,345 $105,047
Portfolio turnover rate ............................ 59.99% 47.31%
i
36.96% 38.50% 24.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.19 per share related to income received in the form of special dividends and EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.92%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(d).
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2022
Franklin Mutual Shares VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.2%
Auto Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 1,730,515 $ 60,911
Automobiles 1.7%
General Motors Co. .................................... United States 997,366 33,551,392
Banks 10.9%
Bank of America Corp. ................................. United States 1,380,714 45,729,248
First Horizon Corp. .................................... United States 695,096 17,029,852
ING Groep NV ....................................... Netherlands 2,422,671 29,509,576
JPMorgan Chase & Co. ................................. United States 402,339 53,953,660
b
SVB Financial Group ................................... United States 112,739 25,945,753
Wells Fargo & Co. ..................................... United States 1,096,804 45,287,037
217,455,126
Building Products 2.6%
Johnson Controls International plc ......................... United States 798,897 51,129,408
Capital Markets 2.4%
BlackRock, Inc. ....................................... United States 66,895 47,403,804
Chemicals 1.6%
Ashland, Inc. ......................................... United States 294,600 31,678,338
Consumer Finance 1.7%
Bread Financial Holdings, Inc. ............................ United States 516,079 19,435,535
Capital One Financial Corp. ............................. United States 156,163 14,516,913
33,952,448
Containers & Packaging 1.2%
International Paper Co. ................................. United States 664,644 23,016,622
Diversified Financial Services 2.0%
Voya Financial, Inc. .................................... United States 631,558 38,834,501
Diversified Telecommunication Services 0.3%
a,b,c
Windstream Holdings, Inc. ............................... United States 609,467 5,844,739
Electronic Equipment, Instruments & Components 2.1%
b
Flex Ltd. ............................................ United States 1,981,179 42,516,101
Energy Equipment & Services 2.6%
Schlumberger Ltd. ..................................... United States 950,004 50,787,214
Entertainment 3.8%
Activision Blizzard, Inc. ................................. United States 566,470 43,363,278
b
Walt Disney Co. (The) .................................. United States 380,752 33,079,734
76,443,012
Equity Real Estate Investment Trusts (REITs) 1.5%
Brixmor Property Group, Inc. ............................. United States 1,306,872 29,626,788
Food Products 2.7%
Kraft Heinz Co. (The) .................................. United States 1,313,778 53,483,902
Health Care Equipment & Supplies 1.7%
Medtronic plc ........................................ United States 440,353 34,224,235
Health Care Providers & Services 5.9%
CVS Health Corp. ..................................... United States 512,554 47,764,907
Elevance Health, Inc. .................................. United States 72,710 37,298,049

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Shares VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Humana, Inc. ........................................ United States 61,977 $ 31,744,000
116,806,956
Household Durables 2.6%
DR Horton, Inc. ....................................... United States 588,282 52,439,457
Insurance 3.7%
Everest Re Group Ltd. ................................. United States 79,159 26,223,002
Willis Towers Watson plc ................................ United States 192,950 47,191,711
73,414,713
Interactive Media & Services 1.8%
b
Meta Platforms, Inc., A ................................. United States 303,489 36,521,866
IT Services 5.7%
b
Fiserv, Inc. .......................................... United States 433,626 43,826,580
Global Payments, Inc. .................................. United States 411,166 40,837,007
SS&C Technologies Holdings, Inc. ......................... United States 561,101 29,210,918
113,874,505
Machinery 2.6%
Parker-Hannifin Corp. .................................. United States 176,537 51,372,267
Media 3.4%
b
Charter Communications, Inc., A .......................... United States 109,010 36,965,291
Comcast Corp., A ..................................... United States 887,231 31,026,468
67,991,759
Metals & Mining 1.2%
Alcoa Corp. .......................................... United States 506,080 23,011,458
Oil, Gas & Consumable Fuels 4.8%
BP plc .............................................. United Kingdom 5,196,046 29,979,642
Chevron Corp. ....................................... United States 172,150 30,899,204
Williams Cos., Inc. (The) ................................ United States 1,072,739 35,293,113
96,171,959
Pharmaceuticals 8.0%
b
Elanco Animal Health, Inc. ............................... United States 2,041,057 24,941,717
Eli Lilly & Co. ........................................ United States 64,599 23,632,898
GSK plc ............................................ United States 2,211,423 38,218,961
Merck & Co., Inc. ..................................... United States 252,040 27,963,838
Novartis AG, ADR ..................................... Switzerland 488,139 44,283,970
159,041,384
Professional Services 1.8%
KBR, Inc. ........................................... United States 695,116 36,702,125
Real Estate Management & Development 2.3%
b
CBRE Group, Inc., A ................................... United States 593,625 45,685,380
Software 3.7%
b
Avaya Holdings Corp. .................................. United States 116 23
Gen Digital, Inc. ...................................... United States 1,404,750 30,103,793
Oracle Corp. ......................................... United States 534,295 43,673,273
73,777,089
Specialty Retail 0.0%
a,b,c
Wayne Services Legacy, Inc. ............................. United States 2,039 —

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Shares VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 0.9%
b
Western Digital Corp. .................................. United States 548,355 $ 17,300,600
Textiles, Apparel & Luxury Goods 2.6%
Tapestry, Inc. ........................................ United States 1,380,395 52,565,442
Tobacco 1.4%
British American Tobacco plc ............................. United Kingdom 718,730 28,430,455
Wireless Telecommunication Services 2.0%
b
T-Mobile US, Inc. ..................................... United States 290,605 40,684,700
Total Common Stocks (Cost $1,539,485,226) ....................................
1,855,800,656
Warrants
Warrants 0.0%
†
Diversified Telecommunication Services 0.0%
†
a,b,c
Windstream Holdings, Inc., 9/21/55 ........................ United States 34,368 329,586
Total Warrants (Cost $436,130) ................................................
329,586
Principal
Amount
*
Corporate Bonds 3.8%
Airlines 0.2%
d
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 2,592,000 2,785,957
Diversified Telecommunication Services 0.1%
Frontier Communications Holdings LLC , Secured Note , 5.875% ,
11/01/29 .......................................... United States 2,949,278 2,285,619
Hotels, Restaurants & Leisure 0.1%
d
Carnival Holdings Bermuda Ltd. , Senior Note , 144A, 10.375% ,
5/01/28 ........................................... United States 2,650,200 2,725,426
Media 0.8%
d
DISH Network Corp. , Senior Secured Note , 144A, 11.75% , 11/15/27 United States 14,352,000 14,799,065
Oil, Gas & Consumable Fuels 0.7%
d
Citgo Holding, Inc. , Senior Secured Note , 144A, 9.25% , 8/01/24 .. United States 13,861,000 13,857,284
Pharmaceuticals 0.1%
d
Bausch Health Americas, Inc. , Senior Note , 144A, 8.5% , 1/31/27 .. United States 3,434,000 1,801,923
d
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 340,000 268,848
2,070,771
Software 0.7%
d
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 21,124,000 14,593,913
Specialty Retail 1.1%
d
Staples, Inc. ,
Senior Note, 144A, 10.75%, 4/15/27 ..................... United States 21,435,000 15,469,211
Senior Secured Note, 144A, 7.5%, 4/15/26 ................ United States 6,845,000 5,905,455
21,374,666
Total Corporate Bonds (Cost $85,490,862) ......................................
74,492,701

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Shares VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
e
Senior Floating Rate Interests 1.2%
f
Software 1.2%
Banff Guarantor, Inc. , Second Lien, Initial Term Loan , 9.884% ,
( 1-month USD LIBOR + 5.5% ), 2/27/26 ................... United States 6,640,700 $ 6,140,589
Quest Software US Holdings, Inc. , Second Lien, Initial CME Term
Loan , 11.594% , ( 3-month SOFR + 7.5% ), 2/01/30 ........... United States 13,032,127 8,041,930
Veritas US, Inc. , 2021 Dollar Term Loan, B , 9.73% , ( 3-month USD
LIBOR + 5% ), 9/01/25 ................................ United States 14,791,675 10,510,003
24,692,522
a a a a a a
Total Senior Floating Rate Interests (Cost $34,188,302) ..........................
24,692,522
Asset-Backed Securities 0.1%
Airlines 0.1%
American Airlines Pass-Through Trust , 2013-2 , A , 4.95% , 1/15/23 . .
United States 1,808,416 1,806,000
Total Asset-Backed Securities (Cost $1,781,290) ................................
1,806,000
Shares
a
Companies in Liquidation 0.0%
a,b,g
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 347,093 —
a,b,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 6,301,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $1,661,381,810) .............................
1,957,121,465
a
Short Term Investments 1.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.9%
h
FHLB, 1/03/23 ....................................... United States 36,200,000 36,200,000
h,i
U.S. Treasury Bills, 6/01/23 .............................. United States 2,000,000 1,962,771
Total U.S. Government and Agency Securities (Cost $38,154,155) .................
38,162,771
Total Short Term Investments (Cost $38,154,155 ) ................................
38,162,771
a
Total Investments (Cost $1,699,535,965) 100.2% ................................
$1,995,284,236
Other Assets, less Liabilities (0.2)% ...........................................
(3,846,347)
Net Assets 100.0% ...........................................................
$1,991,437,889
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
b
Non-income producing.
c
See Note 10 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the aggregate value of these securities was $72,207,082, representing 3.6% of net assets.
e
See Note 1(f) regarding senior floating rate interests.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Mutual Shares VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

At December 3 1 , 2022, the Fund had the following futures contracts outstanding. See Note 1(c) .
At December 3 1 , 2022, the Fund had the following forward exchange contracts outstanding. See Note 1(c) .
See Note  11  regarding other derivative information.
See Abbreviations on page MS- 32 .
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
The security was issued on a discount basis with no stated coupon rate.
i
A portion or all of the security has been segregated as collateral for open forward exchange contracts. At December 31, 2022, the aggregate value of these securities pledged amounted to $1,372,958, representing 0.1% of net assets.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 39 $ 5,242,575 3/13/23 $ (68,456)
Foreign Exchange GBP/USD ................... Short 131 9,893,775 3/13/23 179,802
Total Futures Contracts ...................................................................... $111,346
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 3,285,000 3,306,161 1/09/23 $ 211,438 $ —
Euro ............. BOFA Sell 449,352 459,463 1/09/23 — (21,705)
Euro ............. HSBK Buy 83,412 81,461 1/09/23 7,857 —
Euro ............. UBSW Buy 128,142 136,509 1/09/23 706 —
Euro ............. UBSW Sell 16,281,669 15,979,987 1/09/23 — (1,454,531)
British Pound ...... BOFA Buy 759,782 904,086 1/17/23 14,761 —
British Pound ...... BOFA Sell 2,462,199 3,024,867 1/17/23 48,543 (1,349)
British Pound ...... UBSW Buy 604,441 718,061 1/17/23 12,922 —
British Pound ...... UBSW Sell 148,573 174,544 1/17/23 711 (5,845)
Total Forward Exchange Contracts ................................................... $296,938 $(1,483,430)
Net unrealized appreciation (depreciation) ............................................ $(1,186,492)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2022
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Mutual
Shares VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,699,535,965
Value - Unaffiliated issuers .................................................................. $1,995,284,236
Cash .................................................................................... 422,528
Foreign currency, at value (cost $219,431) ........................................................ 218,114
Receivables:
Investment securities sold ................................................................... 6,877,649
Capital shares sold ........................................................................ 29,685
Dividends and interest ..................................................................... 4,882,473
Deposits with brokers for:
Futures contracts ........................................................................ 494,680
Unrealized appreciation on OTC forward exchange contracts .......................................... 296,938
Total assets .......................................................................... 2,008,506,303
Liabilities:
Payables:
Investment securities purchased .............................................................. 8,030,779
Capital shares redeemed ................................................................... 5,570,098
Management fees ......................................................................... 1,165,732
Distribution fees .......................................................................... 417,815
Trustees' fees and expenses ................................................................. 1,016
Variation margin on futures contracts ........................................................... 1,475
Unrealized depreciation on OTC forward exchange contracts .......................................... 1,483,430
Accrued expenses and other liabilities ........................................................... 398,069
Total liabilities ......................................................................... 17,068,414
Net assets, at value ................................................................. $1,991,437,889
Net assets consist of:
Paid-in capital ............................................................................. $1,503,201,465
Total distributable earnings (losses) ............................................................. 488,236,424
Net assets, at value ................................................................. $1,991,437,889
Franklin Mutual
Shares VIP
Fund
Class 1:
Net assets, at value ....................................................................... $105,333,523
Shares outstanding ........................................................................ 6,783,678
Net asset value and maximum offering price per share ............................................. $15.53
Class 2:
Net assets, at value ....................................................................... $1,786,501,359
Shares outstanding ........................................................................ 117,806,225
Net asset value and maximum offering price per share ............................................. $15.16
Class 4:
Net assets, at value ....................................................................... $99,603,007
Shares outstanding ........................................................................ 6,492,336
Net asset value and maximum offering price per share ............................................. $15.34

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2022
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Shares VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $1,077,688)
Unaffiliated issuers ........................................................................ $44,032,526
Interest:
Unaffiliated issuers ........................................................................ 10,161,864
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 1,936
Non-controlled affiliates (Note 3 e ) ............................................................. 2,205
Other income (Note 1 g ) ...................................................................... 1,261,026
Total investment income ................................................................... 55,459,557
Expenses:
Management fees (Note 3 a ) ................................................................... 15,173,189
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 5,088,712
    Class 4 ................................................................................ 371,369
Custodian fees (Note 4 ) ...................................................................... 39,057
Reports to shareholders fees .................................................................. (678,538)
Professional fees ........................................................................... 136,035
Trustees' fees and expenses .................................................................. 26,128
Dividends on securities sold short .............................................................. 36,916
Other .................................................................................... 208,260
Total expenses ......................................................................... 20,401,128
Expense reductions (Note 4 ) ............................................................... (1,018)
Expenses waived/paid by affiliates (Not e 3e) ................................................... (6,292)
Net expenses ......................................................................... 20,393,818
Net investment income ................................................................ 35,065,739
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 178,674,072
Foreign currency transactions ................................................................ (240,362)
Forward exchange contracts ................................................................. 7,699,247
Futures contracts ......................................................................... 1,422,605
Securities sold short ....................................................................... (14,311,989)
Net realized gain (loss) .................................................................. 173,243,573
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (423,955,377)
Translation of other assets and liabilities denominated in foreign currencies .............................. 152,994
Forward exchange contracts ................................................................. (2,840,902)
Futures contracts ......................................................................... 459,460
Securities sold short ....................................................................... 24,435,973
Net change in unrealized appreciation (depreciation) ............................................ (401,747,852)
Net realized and unrealized gain (loss) ............................................................ (228,504,279)
Net increase (decrease) in net assets resulting from operations .......................................... $(193,438,540)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Mutual Shares VIP Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $35,065,739 $34,124,197
Net realized gain (loss) ................................................. 173,243,573 421,824,240
Net change in unrealized appreciation (depreciation) ........................... (401,747,852) 64,801,158
Net increase (decrease) in net assets resulting from operations ................ (193,438,540) 520,749,595
Distributions to shareholders:
Class 1 ............................................................. (13,963,701) (3,422,611)
Class 2 ............................................................. (244,802,646) (73,136,481)
Class 4 ............................................................. (13,410,832) (3,309,278)
Total distributions to shareholders .......................................... (272,177,179) (79,868,370)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 10,288,541 (64,966,663)
Class 2 ............................................................. (309,666,229) (501,789,098)
Class 4 ............................................................. 1,247,512 (14,024,839)
Total capital share transactions ............................................ (298,130,176) (580,780,600)
Net increase (decrease) in net assets ................................... (763,745,895) (139,899,375)
Net assets:
Beginning of year ....................................................... 2,755,183,784 2,895,083,159
End of year ........................................................... $1,991,437,889 $2,755,183,784

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin Mutual Shares VIP Fund

Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946, Financial Services - Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Mutual Shares VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Mutual Shares VIP Fund
(continued)
may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Mutual Shares VIP Fund
(continued)
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2022 the Fund had OTC
derivatives in a net liability position of $1,446,037 and the aggregate value of collateral pledged for such contracts was
$1,372,958.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At December 31, 2022, the Fund received $270,380 in U.S.
Treasury Bonds and Notes as collateral for derivatives.
The Fund entered into exchange traded futures contracts
primarily to manage exposure to certain foreign currencies.
A futures contract is an agreement between the Fund and a
counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage exposure to certain foreign currencies.
A forward exchange contract is an agreement between the
Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
See Note 11 regarding other derivative information.
d. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the
securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Mutual Shares VIP Fund
(continued)
Such dividends and/or interest and any security borrowing
fees are recorded as an expense to the Fund. At December
31, 2022, the Fund had no securities sold short.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At December 31, 2022,
the Fund had no securities on loan.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
1. Organization and Significant Accounting Policies
(continued)
d. Securities Sold Short
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Mutual Shares VIP Fund
(continued)
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Facility
fees are recognized as income over the expected term
of the loan. Dividend income and dividends declared on
securities sold short are recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
g. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Mutual Shares VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 393,296 $6,327,171 318,693 $6,213,133
Shares issued in reinvestment of distributions .......... 997,407 13,963,701 179,100 3,422,611
Shares redeemed in-kind (Note 13 ) .................. — — (3,060,698) (59,532,727)
Shares redeemed ............................... (564,521) (10,002,331) (794,758) (15,069,680)
Net increase (decrease) .......................... 826,182 $10,288,541 (3,357,663) $(64,966,663)
Class 2 Shares:
Shares sold ................................... 6,305,441 $105,384,367 9,578,231 $183,303,412
Shares issued in reinvestment of distributions .......... 17,894,930 244,802,646 3,908,951 73,136,481
Shares redeemed in-kind (Note 13 ) .................. — — (13,941,656) (265,295,778)
Shares redeemed ............................... (37,562,712) (659,853,242) (26,387,039) (492,933,213)
Net increase (decrease) .......................... (13,362,341) $(309,666,229) (26,841,513) $(501,789,098)
Class 4 Shares:
Shares sold ................................... 365,503 $6,240,405 337,245 $6,316,446
Shares issued in reinvestment of distributions .......... 968,991 13,410,832 175,002 3,309,278
Shares redeemed ............................... (1,051,773) (18,403,725) (1,268,725) (23,650,563)
Net increase (decrease) .......................... 282,721 $1,247,512 (756,478) $(14,024,839)
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Mutual Shares VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2022, the gross effective investment management fee rate was 0.675% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2022, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $10 billion
0.625% Over $10 billion, up to and including $15 billion
0.595% Over $15 billion, up to and including $20 billion
0.585% Over $20 billion, up to and including $25 billion
0.565% Over $25 billion, up to and including $30 billion
0.555% Over $30 billion, up to and including $35 billion
0.545% In excess of $35 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Mutual Shares VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2022 and 2021, was as follows:
At December 31, 2022, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and wash sales.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Shares VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $— $47,640,000 $(47,640,000) $— $— $— — $2,205
Total Affiliated Securities ... $— $47,640,000 $(47,640,000) $— $— $— $2,205
2022 2021
Distributions paid from:
Ordinary income .......................................................... $92,274,164 $79,868,370
Long term capital gain ...................................................... 179,903,015 —
$272,177,179 $79,868,370
Cost of investments .......................................................................... $1,719,854,814
Unrealized appreciation ........................................................................ $398,713,324
Unrealized depreciation ........................................................................ (124,359,048)
Net unrealized appreciation (depreciation) .......................................................... $274,354,276
Distributable earnings:
Undistributed ordinary income ................................................................... $38,347,572
Undistributed long term capital gains .............................................................. 175,521,979
Total distributable earnings ..................................................................... $213,869,551
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Mutual Shares VIP Fund
(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the year ended December
31, 2022, aggregated $1,323,715,467 and $1,810,341,397, respectively.
7. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At December 31, 2022, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Mutual Shares VIP Fund
(continued)
11. Other Derivative Information
At December 31, 2022, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2022, the average month end notional amount of futures contracts represented
$17,029,694. The average month end contract value of forward exchange contracts was $77,611,285.
See Note 1(c) regarding derivative financial instruments.
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares VIP Fund
1,730,515 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 1,149,241 $ 60,911
2,039 Wayne Services Legacy, Inc. ................... 1/22/20 — —
609,467 Windstream Holdings, Inc. ..................... 9/21/20 4,827,676 5,844,739
34,368 Windstream Holdings, Inc., 9/21/55 .............. 9/21/20 436,130 329,586
Total Restricted Securities (Value is 0.3% of Net Assets) .............. $6,413,047 $6,235,236
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Shares VIP Fund
Foreign exchange contracts ..
Variation margin on futures
contracts
$ 179,802
a
Variation margin on futures
contracts
$ 68,456
a
Unrealized appreciation on OTC
forward exchange contracts
296,938 Unrealized depreciation on OTC
forward exchange contracts
1,483,430
Total .................... $476,740 $1,551,886
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Mutual Shares VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Futures contracts $1,422,605 Futures contracts $459,460
Forward exchange contracts 7,699,247 Forward exchange contracts (2,840,902)
Total ....................... $9,121,852 $(2,381,442)
10. Restricted Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Mutual Shares VIP Fund
(continued)
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the  Statement of Operations. During the year ended December 31, 2022, the Fund did not use the Global Credit Facility.
13. Redemption In-Kind
During the year ended December 31, 2021, the Fund realized $91,591,427 of net gains resulting from a redemption in-kind in which a shareholder redeemed fund shares for cash and securities held by the Fund. Because such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-
in capital.
14. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components ...................... $ — $ — $ 60,911 $ 60,911
Automobiles .......................... 33,551,392 — — 33,551,392
Banks ............................... 187,945,550 29,509,576 — 217,455,126
Building Products ...................... 51,129,408 — — 51,129,408
Capital Markets ........................ 47,403,804 — — 47,403,804
Chemicals ........................... 31,678,338 — — 31,678,338

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Mutual Shares VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Consumer Finance ..................... $ 33,952,448 $ — $ — $ 33,952,448
Containers & Packaging ................. 23,016,622 — — 23,016,622
Diversified Financial Services ............. 38,834,501 — — 38,834,501
Diversified Telecommunication Services ..... — — 5,844,739 5,844,739
Electronic Equipment, Instruments &
Components ........................ 42,516,101 — — 42,516,101
Energy Equipment & Services ............. 50,787,214 — — 50,787,214
Entertainment ......................... 76,443,012 — — 76,443,012
Equity Real Estate Investment Trusts (REITs) . 29,626,788 — — 29,626,788
Food Products ........................ 53,483,902 — — 53,483,902
Health Care Equipment & Supplies ......... 34,224,235 — — 34,224,235
Health Care Providers & Services .......... 116,806,956 — — 116,806,956
Household Durables .................... 52,439,457 — — 52,439,457
Insurance ............................ 73,414,713 — — 73,414,713
Interactive Media & Services .............. 36,521,866 — — 36,521,866
IT Services ........................... 113,874,505 — — 113,874,505
Machinery ............................ 51,372,267 — — 51,372,267
Media ............................... 67,991,759 — — 67,991,759
Metals & Mining ....................... 23,011,458 — — 23,011,458
Oil, Gas & Consumable Fuels ............. 66,192,317 29,979,642 — 96,171,959
Pharmaceuticals ....................... 120,822,423 38,218,961 — 159,041,384
Professional Services ................... 36,702,125 — — 36,702,125
Real Estate Management & Development .... 45,685,380 — — 45,685,380
Software ............................. 73,777,089 — — 73,777,089
Specialty Retail ........................ — — —
a
—
Technology Hardware, Storage & Peripherals . 17,300,600 — — 17,300,600
Textiles, Apparel & Luxury Goods .......... 52,565,442 — — 52,565,442
Tobacco ............................. — 28,430,455 — 28,430,455
Wireless Telecommunication Services ....... 40,684,700 — — 40,684,700
Warrants .............................. — — 329,586 329,586
Corporate Bonds ........................ — 74,492,701 — 74,492,701
Senior Floating Rate Interests ............... — 24,692,522 — 24,692,522
Asset-Backed Securities .................. — 1,806,000 — 1,806,000
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 38,162,771 — 38,162,771
Total Investments in Securities ........... $1,723,756,372 $265,292,628
b
$6,235,236 $1,995,284,236
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 296,938 $ — $ 296,938
Futures contracts ........................ 179,802 — — 179,802
Total Other Financial Instruments ......... $179,802 $296,938 $— $476,740
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 1,483,430 $ — $ 1,483,430
Futures contracts ........................ 68,456 — — 68,456
Total Other Financial Instruments ......... $68,456 $1,483,430 $— $1,551,886
a
Includes financial instruments determined to have no value at December 31, 2022.
b
Includes foreign securities valued at $126,138,634, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
14. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Franklin Mutual Shares VIP Fund
(continued)
15. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) –
Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB
issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity
Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15,
2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
16. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements .
Abbreviations
Counterparty
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
UBSW
UBS AG
Cu r rency
EUR Euro
GBP British Pound
USD United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLB
Federal Home Loan Banks
FRN
Floating Rate Note
LIBOR
London Inter-Bank Offered Rate
SOFR
Secured Overnight Financing Rate

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm

Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Mutual Shares
VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Mutual Shares VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)

Annual Report
Franklin Mutual Shares VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2022:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $179,903,015
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $26,232,472
Interest Earned from Federal Obligations Note (1) $547,284

FRD-1
Annual Report
Franklin Rising Dividends VIP Fund
This annual report for Franklin Rising Dividends VIP Fund covers the fiscal year ended December 31, 2022 .
Class 1 Performance Summary as of December 31, 2022
Average annual total return of Class 1 shares* represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
*The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
–
1
1-Year -10.34%
5-Year +10.31%
10-Year +12.14%

FRD-2
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/12– 12/31/22 )
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance* is compared to the performance of the
Standard & Poor’s
®
500 Index (S&P 500
®
). One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio. Please see Important Notes to Performance Information preceding the Fund Summaries.
**Source: FactSet. Please see Index Descriptions following the Fund Summaries.

FRD-3
Annual Report
Franklin Rising Dividends VIP Fund
Fund Goal and Main Investments
The Fund seeks long-term capital appreciation.
Preservation of capital, while not a goal, is also an important consideration. Under normal market conditions, the Fund
invests at least 80% of its net assets in equity securities, mostly common stocks, of financially sound companies that
have paid consistently rising dividends. The Fund may invest up to 25% of its total assets in foreign securities.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Value
securities may not increase in price as anticipated or
may decline further in value. While smaller and midsized
companies may offer substantial opportunities for capital
growth, they also involve heightened risks and should be
considered speculative. Historically, smaller- and midsized
company securities have been more volatile in price than
larger company securities, especially over the short term.
The Fund is actively managed but there is no guarantee
that the manager’s investment decisions will produce the
desired results. The manager’s portfolio selection strategy
is not solely based on ESG considerations, and therefore
the issuers in which the Fund invests may not be considered
ESG-focused companies. Integrating ESG considerations
into the investment process is not a guarantee that better
performance will be achieved. The Fund’s prospectus also
includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. In comparison, the Standard &
Poor’s
®
500 Index (S&P 500
®
) posted a -18.11% total return
for the same period.
1
Please note the Fund employs a
bottom-up stock selection process, and the managers invest
in securities without regard to benchmark comparisons.
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Economic and Market Overview
U.S. equities, as measured by the S&P 500
®
, posted a
-18.11% total return for the 12 months ended December 31,
2022.
1
High inflation, rising interest rates and geopolitical
instability contributed to a sharp decline in equity prices and contracting economic growth in the first half of the reporting period. Nevertheless, consumer spending continued to
rise, but deteriorating financial conditions and investors’
expectations for slower growth continued to weigh on equity
markets.
Inflation increased during the first half of the period, reaching
9.1% in June 2022, the highest annual rate since 1981.
Continued supply-chain disruptions, strong consumer
Portfolio Composition
12/31/22
% of Total
Net Assets
Software 10.6%
Chemicals 9.5%
Health Care Equipment & Supplies 9.2%
Semiconductors & Semiconductor Equipment 5.4%
IT Services 5.4%
Aerospace & Defense 4.4%
Oil, Gas & Consumable Fuels 3.7%
Specialty Retail 3.6%
Health Care Providers & Services 3.2%
Pharmaceuticals 3.1%
Building Products 2.8%
Household Products 2.8%
Hotels, Restaurants & Leisure 2.4%
Industrial Conglomerates 2.4%
Other* 27.2%
Short-Term Investments & Other Net Assets 4.3%
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Rising Dividends VIP Fund
FRD-4
Annual Report
demand, and volatile energy prices drove inflation higher.
Russia’s invasion of Ukraine also disrupted financial markets and led to a rise in oil and commodity prices in the first
half of the reporting period. Inflation remained elevated but abated somewhat in the latter half of the period, decreasing to an annual rate of 7.1% in November 2022. The labor
market remained strong amid the high level of nominal
growth, which drove the U.S. unemployment rate down to
3.5% in December 2022. Wages also climbed at the fastest
rate in decades, which added to some investors’ inflation
concerns.
U.S. gross domestic product grew in the second half of 2022
after contracting in the first half of the year. Rising interest rates translated to higher borrowing costs for individuals and businesses, which dampened economic activity, especially
in the housing and financial markets. In the second half of
the period, rising consumer spending and increased exports
amid declining inflation led to solid economic growth.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) undertook a rapid shift toward restrictive monetary
policy, starting in March 2022 with its first rate hike since
2018. Thereafter, the Fed raised the federal funds rate
at each of its six subsequent meetings to end the period
at a range of 4.25%–4.50%. Furthermore, the Fed said it
would continue to reduce its bond holdings and anticipated
additional interest-rate increases at future meetings to curtail inflation.
Investment Strategy
We are research-driven, fundamental investors. As bottom-
up investors focusing primarily on individual securities,
we look for companies that we believe meet our criteria
and are fundamentally sound and attempt to acquire them
at attractive prices. These criteria include consistent,
substantial dividend increases; reinvested earnings;
either long-term debt that is no more than 50% of total
capitalization or senior debt that has been rated investment grade by at least one of the major bond rating organizations;
attractive prices, either in the lower half of the stock's price/
earnings ratio range for the past 10 years, or less than the price/earnings ratio of the S&P 500
®
. In following these
criteria, the Fund does not necessarily focus on companies
whose securities pay a high dividend rate but rather on
companies that consistently increase their dividends.
Manager’s Discussion
Over the 12-month period through December 31, 2022, the
Franklin Rising Dividends VIP Fund performed significantly
better than its overall benchmark index during a period of
declining stock prices. Stock selection and underweights
in consumer discretionary and information technology (IT)
were among the largest sector-level contributors. A lack of
exposure to the embattled communication services sector
also boosted returns, while health care and energy detracted from performance.
Individual company contributors to positive performance
relative to the Fund’s benchmark index included Raytheon
Technologies, Apple and Air Products and Chemicals.
Shares of defense contractor Raytheon rallied during the
12-month reporting period, buoyed by growing department of
defense budgets as well as additional demand for U.S.-made
defense systems to assist Ukraine in its defense against the
Russian invasion. We believe demand for Raytheon’s missile
defense systems will continue, while there could be some
pressure on its commercial air division if a recessionary
environment were to emerge.
In IT, an underweighted positioning in consumer electronics
giant Apple supported relative results. Its shares lost
value and significantly underperformed the benchmark
index during the reporting period, based on concerns that
rising COVID-19 cases in China would negatively impact
production of its new iPhone 14.
Shares of Air Products and Chemicals, whose principal
business is selling gases and chemicals for industrial uses, rallied in the materials sector after the company posted
resilient fiscal fourth-quarter results. The company overcame
Top 10 Holdings
12/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Microsoft Corp. 7.1%
Software, United States
Linde plc 3.6%
Chemicals, United Kingdom
Roper Technologies, Inc. 3.4%
Software, United States
Stryker Corp. 3.0%
Health Care Equipment & Supplies, United
States
Accenture plc 3.0%
IT Services, United States
Raytheon Technologies Corp. 2.8%
Aerospace & Defense, United States
Analog Devices, Inc. 2.8%
Semiconductors & Semiconductor Equipment,
United States
UnitedHealth Group, Inc. 2.7%
Health Care Providers & Services, United States
Air Products and Chemicals, Inc. 2.7%
Chemicals, United States
Texas Instruments, Inc. 2.7%
Semiconductors & Semiconductor Equipment,
United States

Franklin Rising Dividends VIP Fund
FRD-5
Annual Report
concerns late in the reporting period about its ability to
manage cost inflation in Europe and whether continued
lockdowns in China would hurt results. Additionally, the
growth pipeline in the United States looks excellent, in our view, as the company continues to announce large projects
in areas such as carbon-free hydrogen.
In contrast, some companies that hindered relative
performance included West Pharmaceutical Services,
Microsoft and NIKE.
Shares of drug packaging and delivery company West
Pharmaceutical Services declined during the period as
sales in its contract manufacturing business were softer in
2021. Its shares continued to decline through the end of the reporting period after the company reported a year-over-year decline in third-quarter net sales. The company lowered its
full-year 2022 guidance during the year as management
noted decreasing demand for COVID-19-related products.
We remain constructive on the company, however, given its
potential to drive customers to higher-margin services and
build out its international presence as emerging markets
move toward more stringent pharmaceutical standards.
Shares of enterprise software company Microsoft have
fallen from record-high levels in late 2021, pressured by
concerns of a potential recession, persistent inflation,
rising interest rates and a more hawkish Fed—a dynamic
pressuring technology stocks in general. Supply-chain
issues, exacerbated by COVID-19 lockdowns in China,
a key chip supplier, also impacted investor sentiment.
Microsoft reduced guidance in June 2022, citing the
strength of the U.S. dollar, which could weigh on overseas
revenues and profits. Concerns about slowing growth for
personal computer shipments and growth for its Office 365
productivity software have risen. However, we continue to
believe that the trends of helping business customers move
to the cloud and providing workers with productivity tools
should support attractive growth over the medium to longer
term.
Sportswear manufacturer NIKE hindered performance,
pressured by supply-chain disruptions and production
shortfalls, as well as softer market conditions in China. In
June 2022, NIKE lowered guidance amid margin pressures
and uncertainty surrounding China. More recently, the
company felt the combined impact of supply-chain issues
and sharply rising inflation as inventories surged, driving
markdowns that lowered earnings. We continue to believe
that NIKE’s strong brand and direct-to-consumer digital
strategy will likely help it maintain market share and pricing advantages over an increasingly competitive field.
Thank you for your participation in Franklin Rising Dividends
VIP Fund. We look forward to continuing to serve your
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin Rising Dividends VIP Fund
FRD-6
Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,087.60 $3.28 $1,022.06 $3.18 0.62%

FRD-7
Annual Report
GOF VIP P1 P2 P4 P5 12/22
SUPPLEMENT DATED DECEMBER 23, 2022
TO THE CURRENTLY EFFECTIVE PROSPECTUSES
OF EACH FUND LISTED BELOW
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
I. For Franklin Allocation VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Income VIP Fund, Franklin Strategic Income
VIP Fund and Franklin VolSmart Allocation VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered ESG-
focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-
term performance, there is no guarantee that such results will be achieved.
II. For Franklin Dynatech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin
Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Templeton Developing Markets VIP Fund, Templeton
Global Bond VIP Fund, Templeton Foreign VIP Fund and Templeton Growth VIP Fund, the “ESG Considerations” risk in the
“Fund Details – Principal Risks” section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered
ESG-focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect

FRD-8
Annual Report
Please keep this supplement with your prospectus for future reference.
the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. In certain circumstances, there may be times when not every investment is assessed for ESG factors and, when they are, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.
III. For Franklin U.S. Government Securities VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
Social and Governance Considerations
Social and/or governance considerations are not the only factors considered by the investment manager and may not be a determinative factor in the investment manager’s selection of securities for the Fund. In addition, the investment manager may not be able to give such considerations meaningful weight if the availability of appropriate securities for the
Fund’s portfolio is limited. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of certain investments may differ from that of investors, third party service providers, such as ratings providers, or other funds. While the investment manager views social and governance considerations as having the potential to contribute to the Fund’s performance, there is no guarantee that such results will be achieved.

FRD-9
Annual Report
FRD P1 P2 P4 10/22
SUPPLEMENT DATED OCTOBER 26, 2022
TO THE PROSPECTUSES
DATED MAY 1, 2022 OF
FRANKLIN RISING DIVIDENDS VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
The prospectuses are amended as follows:
I. The following is added as the first paragraph under “Fund Summaries – Franklin Rising Dividends VIP Fund:”
The Board of Trustees of Franklin Templeton Variable Insurance Products Trust, on behalf of the Franklin Rising Dividends
VIP Fund (Fund), recently approved, subject to shareholder approval: (i) the removal of the criterion regarding the pricing of rising dividends companies, which is one of the five criteria used to identify “rising dividends” companies for purposes of the Fund’s investment policy to invest at least 65% of its net assets in securities of certain companies; (ii) modifications to two of the other criteria related to the reinvestment of earnings by and levels of debt of rising dividend companies to except utility companies from the application of such criteria; and (iii) the reclassification of the four remaining criteria as non-fundamental policies.
It is anticipated that in January 2023 shareholders of the Fund will receive a proxy statement requesting their votes on the proposals. If the proposals are approved by the Fund’s shareholders, it is expected that these changes will become effective in the first or second quarter of 2023.
The Fund reserves the right to change the above at any time.
II. The following is added as the first paragraph under “Fund Details – Franklin Rising Dividends VIP Fund:”
The Board of Trustees of Franklin Templeton Variable Insurance Products Trust, on behalf of the Franklin Rising Dividends
VIP Fund (Fund), recently approved, subject to shareholder approval: (i) the removal of the criterion regarding the pricing of rising dividends companies, which is one of the five criteria used to identify “rising dividends” companies for purposes of the Fund’s investment policy to invest at least 65% of its net assets in securities of certain companies; (ii) modifications to two of the other criteria related to the reinvestment of earnings by and levels of debt of rising dividend companies to except utility companies from the application of such criteria; and (iii) the reclassification of the four remaining criteria as non-fundamental policies.
It is anticipated that in January 2023 shareholders of the Fund will receive a proxy statement requesting their votes on the proposals. If the proposals are approved by the Fund’s shareholders, it is expected that these changes will become effective in the first or second quarter of 2023.
The Fund reserves the right to change the above at any time.
Please keep this supplement with your prospectus for future reference.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.
FRD-10
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $36.74 $30.17 $27.90 $25.75 $29.21
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.30 0.32 0.37 0.39
Net realized and unrealized gains (losses) ........... (4.55) 7.68 3.76 6.77 (1.65)
Total from investment operations .................... (4.20) 7.98 4.08 7.14 (1.26)
Less distributions from:
Net investment income .......................... (0.35) (0.35) (0.41) (0.45) (0.44)
Net realized gains ............................. (4.01) (1.06) (1.40) (4.54) (1.76)
Total distributions ............................... (4.36) (1.41) (1.81) (4.99) (2.20)
Net asset value, end of year ....................... $28.18 $36.74 $30.17 $27.90 $25.75
Total return
c
................................... (10.34)% 27.10% 16.23% 29.58% (4.84)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.64% 0.63% 0.65% 0.63% 0.62%
Expenses net of waiver and payments by affiliates
d
...... 0.63% 0.63%
e
0.65%
e
0.63%
e
0.62%
e
Net investment income ........................... 1.18% 0.90% 1.20% 1.34% 1.38%
Supplemental data
Net assets, end of year (000’s) ..................... $114,787 $141,433 $156,585 $150,864 $157,838
Portfolio turnover rate ............................ 12.59% 3.92% 12.83% 7.26%
f
3.09%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FRD-11
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $35.42 $29.14 $26.99 $25.04 $28.46
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.21 0.24 0.29 0.31
Net realized and unrealized gains (losses) ........... (4.40) 7.41 3.65 6.57 (1.61)
Total from investment operations .................... (4.13) 7.62 3.89 6.86 (1.30)
Less distributions from:
Net investment income .......................... (0.25) (0.28) (0.33) (0.37) (0.36)
Net realized gains ............................. (4.01) (1.06) (1.41) (4.54) (1.76)
Total distributions ............................... (4.26) (1.34) (1.74) (4.91) (2.12)
Net asset value, end of year ....................... $27.03 $35.42 $29.14 $26.99 $25.04
Total return
c
................................... (10.57)% 26.79% 15.97% 29.23% (5.07)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.89% 0.88% 0.90% 0.88% 0.87%
Expenses net of waiver and payments by affiliates
d
...... 0.88% 0.88%
e
0.90%
e
0.88%
e
0.87%
e
Net investment income ........................... 0.92% 0.66% 0.95% 1.09% 1.13%
Supplemental data
Net assets, end of year (000’s) ..................... $1,211,909 $1,513,905 $1,365,745 $1,387,688 $1,106,334
Portfolio turnover rate ............................ 12.59% 3.92% 12.83% 7.26%
f
3.09%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FRD-12
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $35.49 $29.22 $27.08 $25.11 $28.54
Income from investment operations
a
:
Net investment income
b
......................... 0.24 0.18 0.22 0.26 0.29
Net realized and unrealized gains (losses) ........... (4.41) 7.42 3.65 6.60 (1.62)
Total from investment operations .................... (4.17) 7.60 3.87 6.86 (1.33)
Less distributions from:
Net investment income .......................... (0.25) (0.27) (0.32) (0.35) (0.34)
Net realized gains ............................. (4.01) (1.06) (1.41) (4.54) (1.76)
Total distributions ............................... (4.26) (1.33) (1.73) (4.89) (2.10)
Net asset value, end of year ....................... $27.06 $35.49 $29.22 $27.08 $25.11
Total return
c
................................... (10.68)% 26.63% 15.85% 29.16% (5.16)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.99% 0.98% 1.00% 0.98% 0.97%
Expenses net of waiver and payments by affiliates
d
...... 0.98% 0.98%
e
1.00%
e
0.98%
e
0.97%
e
Net investment income ........................... 0.84% 0.56% 0.85% 0.99% 1.03%
Supplemental data
Net assets, end of year (000’s) ..................... $70,696 $72,589 $51,137 $46,539 $32,825
Portfolio turnover rate ............................ 12.59% 3.92% 12.83% 7.26%
f
3.09%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2022
Franklin Rising Dividends VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report
FRD-13
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.7%
Aerospace & Defense 4.4%
General Dynamics Corp. ................................ United States 89,752 $ 22,268,369
Raytheon Technologies Corp. ............................ United States 393,346 39,696,478
61,964,847
Air Freight & Logistics 2.1%
United Parcel Service, Inc., B ............................ United States 165,417 28,756,091
Banks 1.4%
JPMorgan Chase & Co. ................................. United States 145,425 19,501,493
Beverages 1.9%
PepsiCo, Inc. ........................................ United States 143,630 25,948,196
Biotechnology 1.8%
AbbVie, Inc. ......................................... United States 154,136 24,909,919
Building Products 2.8%
Carlisle Cos., Inc. ..................................... United States 62,102 14,634,336
Johnson Controls International plc ......................... United States 380,210 24,333,440
38,967,776
Capital Markets 1.2%
Nasdaq, Inc. ......................................... United States 279,500 17,147,325
Chemicals 9.5%
Air Products and Chemicals, Inc. .......................... United States 121,667 37,505,069
Albemarle Corp. ...................................... United States 100,110 21,709,855
Ecolab, Inc. .......................................... United States 105,709 15,387,002
Linde plc ............................................ United Kingdom 152,432 49,720,270
Sherwin-Williams Co. (The) .............................. United States 34,000 8,069,220
132,391,416
Commercial Services & Supplies 1.7%
Cintas Corp. ......................................... United States 53,472 24,149,025
Electrical Equipment 0.8%
nVent Electric plc ..................................... United States 282,226 10,857,234
Food & Staples Retailing 1.4%
Walmart, Inc. ........................................ United States 132,508 18,788,309
Food Products 2.3%
McCormick & Co., Inc. ................................. United States 220,794 18,301,615
Mondelez International, Inc., A ............................ United States 215,900 14,389,735
32,691,350
Health Care Equipment & Supplies 9.2%
Abbott Laboratories .................................... United States 263,295 28,907,158
Becton Dickinson and Co. ............................... United States 138,715 35,275,225
Medtronic plc ........................................ United States 290,354 22,566,313
Stryker Corp. ........................................ United States 173,145 42,332,221
129,080,917
Health Care Providers & Services 3.2%
CVS Health Corp. ..................................... United States 73,193 6,820,856
UnitedHealth Group, Inc. ................................ United States 71,800 38,066,924
44,887,780
Hotels, Restaurants & Leisure 2.4%
McDonald's Corp. ..................................... United States 97,999 25,825,676

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Rising Dividends VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FRD-14
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
Starbucks Corp. ...................................... United States 77,500 $ 7,688,000
33,513,676
Household Products 2.8%
Colgate-Palmolive Co. ................................. United States 195,440 15,398,717
Procter & Gamble Co. (The) ............................. United States 153,294 23,233,239
38,631,956
Industrial Conglomerates 2.4%
Honeywell International, Inc. ............................. United States 155,875 33,404,013
Insurance 0.9%
Erie Indemnity Co., A ................................... United States 47,870 11,906,226
IT Services 5.4%
Accenture plc, A ...................................... United States 157,978 42,154,850
Visa, Inc., A .......................................... United States 162,462 33,753,105
75,907,955
Life Sciences Tools & Services 1.9%
Danaher Corp. ....................................... United States 20,200 5,361,484
West Pharmaceutical Services, Inc. ........................ United States 88,701 20,875,780
26,237,264
Machinery 2.3%
Donaldson Co., Inc. ................................... United States 140,297 8,259,285
Dover Corp. ......................................... United States 140,988 19,091,185
Pentair plc .......................................... United States 111,094 4,997,008
32,347,478
Multiline Retail 1.8%
Target Corp. ......................................... United States 172,737 25,744,722
Oil, Gas & Consumable Fuels 3.7%
Chevron Corp. ....................................... United States 123,994 22,255,683
EOG Resources, Inc. .................................. United States 117,561 15,226,501
Exxon Mobil Corp. ..................................... United States 122,361 13,496,418
50,978,602
Pharmaceuticals 3.1%
Johnson & Johnson ................................... United States 160,329 28,322,118
Pfizer, Inc. ........................................... United States 296,415 15,188,304
43,510,422
Road & Rail 2.3%
JB Hunt Transport Services, Inc. .......................... United States 73,330 12,785,819
Norfolk Southern Corp. ................................. United States 77,947 19,207,700
31,993,519
Semiconductors & Semiconductor Equipment 5.4%
Analog Devices, Inc. ................................... United States 236,294 38,759,305
Texas Instruments, Inc. ................................. United States 224,868 37,152,691
75,911,996
Software 10.6%
Microsoft Corp. ....................................... United States 414,828 99,484,050
Roper Technologies, Inc. ................................ United States 111,483 48,170,689
147,654,739

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Rising Dividends VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FRD-15
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 3.6%
Lowe's Cos., Inc. ...................................... United States 137,800 $ 27,455,272
Ross Stores, Inc. ..................................... United States 202,030 23,449,622
50,904,894
Technology Hardware, Storage & Peripherals 0.2%
Apple, Inc. .......................................... United States 23,400 3,040,362
Textiles, Apparel & Luxury Goods 1.9%
NIKE, Inc., B ......................................... United States 230,184 26,933,830
Trading Companies & Distributors 1.3%
WW Grainger, Inc. ..................................... United States 32,593 18,129,856
Total Common Stocks (Cost $549,135,981) .....................................
1,336,793,188
Short Term Investments 4.4%
a a
Country Shares
a
Value
a a a
Money Market Funds 4.4%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .... United States 61,564,833 61,564,833
Total Money Market Funds (Cost $61,564,833) ..................................
61,564,833
Total Short Term Investments (Cost $61,564,833 ) ................................
61,564,833
a
Total Investments (Cost $610,700,814) 100.1% ..................................
$1,398,358,021
Other Assets, less Liabilities (0.1)% ...........................................
(966,274)
Net Assets 100.0% ...........................................................
$1,397,391,747
a
See Note 3(e) regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2022
Annual Report The accompanying notes are an integral part of these financial statements.
FRD-16
Franklin Rising
Dividends VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $549,135,981
Cost - Non-controlled affiliates (Note 3e) ........................................................ 61,564,833
Value - Unaffiliated issuers .................................................................. $1,336,793,188
Value - Non-controlled affiliates (Note 3e) ....................................................... 61,564,833
Cash .................................................................................... 185
Receivables:
Investment securities sold ................................................................... 111,756
Capital shares sold ........................................................................ 822,475
Dividends ............................................................................... 1,153,038
Prepaid expenses .......................................................................... 57,010
Total assets .......................................................................... 1,400,502,485
Liabilities:
Payables:
Capital shares redeemed ................................................................... 1,911,613
Management fees ......................................................................... 734,087
Distribution fees .......................................................................... 282,267
Trustees' fees and expenses ................................................................. 785
Accrued expenses and other liabilities ........................................................... 181,986
Total liabilities ......................................................................... 3,110,738
Net assets, at value ................................................................. $1,397,391,747
Net assets consist of:
Paid-in capital ............................................................................. $451,118,228
Total distributable earnings (losses) ............................................................. 946,273,519
Net assets, at value ................................................................. $1,397,391,747
Franklin Rising
Dividends VIP
Fund
Class 1:
Net assets, at value ....................................................................... $114,786,524
Shares outstanding ........................................................................ 4,073,533
Net asset value and maximum offering price per share ............................................. $28.18
Class 2:
Net assets, at value ....................................................................... $1,211,908,738
Shares outstanding ........................................................................ 44,841,501
Net asset value and maximum offering price per share ............................................. $27.03
Class 4:
Net assets, at value ....................................................................... $70,696,485
Shares outstanding ........................................................................ 2,612,156
Net asset value and maximum offering price per share ............................................. $27.06

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2022
The accompanying notes are an intergral part of these financial statments. Annual Report
FRD-17
Franklin Rising
Dividends VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $24,473,995
Non-controlled affiliates (Note 3e) ............................................................. 559,093
Total investment income ................................................................... 25,033,088
Expenses:
Management fees (Note 3 a ) ................................................................... 8,808,657
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 2,999,577
    Class 4 ................................................................................ 237,169
Custodian fees (Note 4 ) ...................................................................... 8,668
Reports to shareholders fees .................................................................. (98,714)
Professional fees ........................................................................... 63,059
Trustees' fees and expenses .................................................................. 15,981
Other .................................................................................... 70,331
Total expenses ......................................................................... 12,104,728
Expense reductions (Note 4 ) ............................................................... (10)
Expenses waived/paid by affiliates (Note 3e) ................................................... (113,198)
Net expenses ......................................................................... 11,991,520
Net investment income ................................................................ 13,041,568
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 148,983,389
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (353,422,116)
Net realized and unrealized gain (loss) ............................................................ (204,438,727)
Net increase (decrease) in net assets resulting from operations .......................................... $(191,397,159)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Annual Report The accompanying notes are an integral part of these financial statements.
FRD-18
Franklin Rising Dividends VIP Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $13,041,568 $11,395,075
Net realized gain (loss) ................................................. 148,983,389 171,565,322
Net change in unrealized appreciation (depreciation) ........................... (353,422,116) 215,633,524
Net increase (decrease) in net assets resulting from operations ................ (191,397,159) 398,593,921
Distributions to shareholders:
Class 1 ............................................................. (16,307,359) (6,930,364)
Class 2 ............................................................. (157,005,061) (59,905,574)
Class 4 ............................................................. (9,292,634) (2,534,485)
Total distributions to shareholders .......................................... (182,605,054) (69,370,423)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 4,783,970 (47,704,793)
Class 2 ............................................................. 23,522,172 (136,274,181)
Class 4 ............................................................. 15,160,023 9,216,825
Total capital share transactions ............................................ 43,466,165 (174,762,149)
Net increase (decrease) in net assets ................................... (330,536,048) 154,461,349
Net assets:
Beginning of year ....................................................... 1,727,927,795 1,573,466,446
End of year ........................................................... $1,397,391,747 $1,727,927,795

Franklin Templeton Variable Insurance Products Trust
FRD-19
Annual Report
Notes to Financial Statements
Franklin Rising Dividends VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust
(Trust) is registered under the Investment Company Act of
1940 (1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946, Financial Services - Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Rising Dividends VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FRD-20
Annual Report
Franklin Rising Dividends VIP Fund
(continued)
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FRD-21
Annual Report
Franklin Rising Dividends VIP Fund
(continued)
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote .
2. Shares of Beneficial Interest
At December 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 302,160 $9,036,236 244,064 $8,168,743
Shares issued in reinvestment of distributions .......... 600,459 15,485,835 215,162 6,930,364
Shares redeemed ............................... (678,695) (19,738,101) (1,798,891) (62,803,900)
Net increase (decrease) .......................... 223,924 $4,783,970 (1,339,665) $(47,704,793)
Class 2 Shares:
Shares sold ................................... 9,317,862 $275,753,134 1,868,187 $60,306,863
Shares issued in reinvestment of distributions .......... 6,338,517 157,005,061 1,926,844 59,905,574
Shares redeemed ............................... (13,561,372) (409,236,023) (7,913,034) (256,486,618)
Net increase (decrease) .......................... 2,095,007 $23,522,172 (4,118,003) $(136,274,181)
Class 4 Shares:
Shares sold ................................... 508,852 $14,897,164 463,060 $14,756,595
Shares issued in reinvestment of distributions .......... 374,401 9,292,634 81,311 2,534,485
Shares redeemed ............................... (316,486) (9,029,775) (249,162) (8,074,255)
Net increase (decrease) .......................... 566,767 $15,160,023 295,209 $9,216,825
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FRD-22
Annual Report
Franklin Rising Dividends VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2022, the gross effective investment management fee rate was 0.635% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2022, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% In excess of $5 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FRD-23
Annual Report
Franklin Rising Dividends VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2022 and 2021, was as follows:
At December 31, 2022, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of corporate actions and wash sales.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $ 19,398,008 $ 405,981,472 $ (363,814,647) $ — $ — $ 61,564,833 61,564,833 $ 559,093
Total Affiliated Securities ... $19,398,008 $405,981,472 $(363,814,647) $— $— $61,564,833 $559,093
2022 2021
Distributions paid from:
Ordinary income .......................................................... $18,102,809 $16,837,653
Long term capital gain ...................................................... 164,502,245 52,532,770
$182,605,054 $69,370,423
Cost of investments .......................................................................... $613,210,057
Unrealized appreciation ........................................................................ $791,200,454
Unrealized depreciation ........................................................................ (6,052,490)
Net unrealized appreciation (depreciation) .......................................................... $785,147,964
Distributable earnings:
Undistributed ordinary income ................................................................... $12,179,903
Undistributed long term capital gains .............................................................. $148,945,652
Total distributable earnings ..................................................................... $161,125,555
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FRD-24
Annual Report
Franklin Rising Dividends VIP Fund
(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2022, aggregated
$172,833,680 and $334,775,658, respectively.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the  Statement of Operations. During the year ended December 31, 2022, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FRD-25
Annual Report
Franklin Rising Dividends VIP Fund
(continued)
At December 31, 2022, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Schedule of Investments.
11. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
FRD-26
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Rising
Dividends VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Rising Dividends VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
FRD-27
Annual Report
Franklin Rising Dividends VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2022:
Pursuant to: Amount
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $164,502,245
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $21,344,473

FSV-1
Annual Report
Franklin Small Cap Value VIP Fund
This annual report for Franklin Small Cap Value VIP Fund covers the fiscal year ended December 31, 2022 .
Class 1 Performance Summary as of December 31, 2022
Average annual total return of Class 1 shares* represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
*The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
–
1
1-Year -9.82%
5-Year +5.74%
10-Year +9.36%

FSV-2
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/12– 12/31/22 )
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance* is compared to the performance of the Russell
2000
®
Value Index. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Important Notes to Performance Information preceding the Fund Summaries.
**Source: FactSet. Please see Index Descriptions following the Fund Summaries.

FSV-3
Annual Report
Franklin Small Cap Value VIP Fund
Fund Goal and Main Investments
The Fund seeks long-term total return. Under normal
market conditions, the Fund invests at least 80% of its net
assets in investments of small-capitalization companies.
For this Fund, small-capitalization companies are those
with market capitalizations not exceeding either the highest market capitalization in the Russell 2000
®
Index or the
12-month average of the highest market capitalization in
the Russell 2000
®
Index, whichever is greater, at the time of
purchase. The Fund generally invests in equity securities of companies that the Fund’s investment manager believes are
undervalued at the time of purchase and have the potential
for capital appreciation.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s
investments in smaller company stocks carry special risks as such stocks have historically exhibited greater price volatility than larger company stocks, particularly over the short term.
Additionally, smaller companies often have relatively small
revenues, limited product lines and a small market share. In addition, the Fund may invest up to 25% of its total assets
in foreign securities, which involve special risks, including currency fluctuations and economic and political uncertainty.
The Fund is actively managed but there is no guarantee
that the manager’s investment decisions will produce the
desired results. The manager’s portfolio selection strategy
is not solely based on ESG considerations, and therefore
the issuers in which the Fund invests may not be considered
ESG-focused companies. Integrating ESG considerations
into the investment process is not a guarantee that better
performance will be achieved. The Fund’s prospectus also
includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. In comparison, the Fund’s
benchmark, the Russell 2000
®
Value Index, posted a
-14.48% total return for the same period.
1
Please note the
Fund employs a bottom-up stock selection process, and the
managers invest in securities without regard to benchmark
comparisons.
Portfolio Composition
12/31/22
% of Total
Net Assets
Banks 13.2%
Trading Companies & Distributors 7.1%
Insurance 6.3%
Hotels, Restaurants & Leisure 5.7%
Chemicals 5.0%
Electronic Equipment, Instruments &
Components 4.8%
Oil, Gas & Consumable Fuels 4.6%
Food Products 3.9%
Building Products 3.8%
Health Care Equipment & Supplies 3.8%
Machinery 3.3%
Software 3.3%
Equity Real Estate Investment Trusts (REITs) 3.3%
Construction & Engineering 2.4%
Other* 25.4%
Short-Term Investments & Other Net Assets 4.1%
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Small Cap Value VIP Fund
FSV-4
Annual Report
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500
Index (S&P 500
®
), posted a -18.11% total return for the 12
months ended December 31, 2022.
1
High inflation, rising
interest rates and geopolitical instability contributed to a sharp decline in equity prices and contracting economic
growth in the first half of the reporting period. Nevertheless, consumer spending continued to rise, but deteriorating
financial conditions and investors’ expectations for slower
growth continued to weigh on equity markets.
Inflation increased during the first half of the period, reaching
9.1% in June 2022, the highest annual rate since 1981.
Continued supply-chain disruptions, strong consumer
demand, and volatile energy prices drove inflation higher.
Russia’s invasion of Ukraine also disrupted financial markets and led to a rise in oil and commodity prices in the first
half of the reporting period. Inflation remained elevated but abated somewhat in the latter half of the period, decreasing to an annual rate of 7.1% in November 2022. The labor
market remained strong amid the high level of nominal
growth, which drove the U.S. unemployment rate down to
3.5% in December 2022. Wages also climbed at the fastest
rate in decades, which added to some investors’ inflation
concerns.
U.S. gross domestic product grew in the second half of 2022
after contracting in the first half of the year. Rising interest rates translated to higher borrowing costs for individuals and businesses, which dampened economic activity, especially
in the housing and financial markets. In the second half of
the period, rising consumer spending and increased exports
amid declining inflation led to solid economic growth.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) undertook a rapid shift toward restrictive monetary
policy, starting in March 2022 with its first rate hike since
2018. Thereafter, the Fed raised the federal funds rate
at each of its six subsequent meetings to end the period
at a range of 4.25%–4.50%. Furthermore, the Fed said it
would continue to reduce its bond holdings and anticipated
additional interest-rate increases at future meetings to curtail inflation.
Investment Strategy
Our strategy is to invest in small-capitalization companies
that we believe are undervalued at the time of purchase
and have the potential for capital appreciation. A stock is
undervalued when it trades at less than the price at which
the investment manager believes it would trade if the
market reflected all factors relating to the company’s worth.
Following this strategy, the Fund invests in companies that
the investment manager believes have, for example: stock
prices that are low relative to current, or historical or future earnings, book value, cash flow or sales; recent sharp
price declines but the potential for good long-term earnings prospects; and valuable intangibles not reflected in the stock price. The Fund also may invest in real estate investment
trusts (REITs).
Manager’s Discussion
During 2022, the Fund’s relative performance was boosted
by stock selection and an underweighting in health care
as well as stock selection in industrials and financials. In contrast, relative detractors included an overweighting
in the consumer discretionary sector, an underweighting
in the utilities sector and an overweighting in information
technology.
TechnipFMC, an oilfield equipment and services company,
contributed to relative performance, driven by better-than-
expected quarterly results, continued strength in offshore
order inflow, and visibility on an improving industry order
pipeline. Additionally, the board authorized a share buyback program and management reiterated its intention to start
quarterly dividends in the second half of 2023.
Crescent Point Energy, a Canada-based exploration and
production company, boosted relative performance. Multiple
factors contributed to the strong performance, including a
surprise dividend boost, a share buyback announcement, a
reduction in debt, a positive free cash flow outlook and an
increase in oil prices.
Top 10 Holdings
12/31/22
Company
Industry
% of Total
Net Assets
a aa
Hanover Insurance Group, Inc. (The) 3.0%
Insurance
ACI Worldwide, Inc. 2.9%
Software
McGrath RentCorp 2.8%
Trading Companies & Distributors
Glanbia plc 2.7%
Food Products
Crescent Point Energy Corp. 2.6%
Oil, Gas & Consumable Fuels
UFP Industries, Inc. 2.5%
Building Products
Univar Solutions, Inc. 2.5%
Trading Companies & Distributors
NetScout Systems, Inc. 2.4%
Communications Equipment
Columbia Banking System, Inc. 2.2%
Banks
Brinker International, Inc. 2.2%
Hotels, Restaurants & Leisure

Franklin Small Cap Value VIP Fund
FSV-5
Annual Report
McGrath RentCorp, a provider of modular classrooms,
offices, and storage containers, also outperformed during
the period. The outperformance was driven by improving
rental rates and the successful integration of recent
acquisitions. We continue to find the shares attractive due
to the company’s discounted valuation relative to its closest publicly traded peer and management’s ability to continue to consolidate the modular classroom industry.
Conversely, shares of Knowles, a provider of advanced
micro-acoustic, audio processing and precision device
solutions, detracted from relative results. Lower global
demand for consumer electronics, COVID-related shutdowns
in China, excess inventory in the supply chain, and the
shift away from commoditized products led to a drop in
capacity utilization. Furthermore, the company recently
initiated a restructuring program to decrease its exposure to the commodity MEMS (micro-electromechanical systems)
microphone business.
Great Lakes Dredge & Dock, a U.S.-focused dredging
company, underperformed due to weaker-than-expected
2022 second-quarter results. The company faced operational
challenges throughout the 12-month period due to COVID,
supply-chain issues, labor costs, weather and dry dock
scheduling, leading to a shortfall in meeting full-year 2022 guidance.
Shares of ACI Worldwide, a provider of software products
and solutions that facilitate electronic payments, detracted from results for the period. The company missed recent
earnings estimates as it experienced margin pressure in a
business segment due to inflation in the average payments
made in certain industries. Furthermore, the company
recently announced a transition at the chief executive officer role. We remain encouraged by the increased traction in
real-time payments and the improved organic revenue
growth profile.
Thank you for your participation in Franklin Small Cap Value
VIP Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin Small Cap Value VIP Fund
FSV-6
Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ) . Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ) . In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,090.00 $3.05 $1,022.28 $2.95 0.58%

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report
FSV-7
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.43 $15.20 $15.73 $15.14 $20.43
Income from investment operations
a
:
Net investment income
b
......................... 0.12 0.19 0.20 0.24
c
0.21
Net realized and unrealized gains (losses) ........... (2.06) 3.71 0.31 3.35 (2.29)
Total from investment operations .................... (1.94) 3.90 0.51 3.59 (2.08)
Less distributions from:
Net investment income .......................... (0.21) (0.21) (0.23) (0.22) (0.23)
Net realized gains ............................. (2.96) (0.46) (0.81) (2.78) (2.98)
Total distributions ............................... (3.17) (0.67) (1.04) (3.00) (3.21)
Net asset value, end of year ....................... $13.32 $18.43 $15.20 $15.73 $15.14
Total return
d
................................... (9.82)% 25.67% 5.41% 26.72% (12.69)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.63% 0.66% 0.68% 0.67% 0.66%
Expenses net of waiver and payments by affiliates ....... 0.62%
f
0.66%
e
0.68%
e,f
0.67%
e,f
0.65%
f
Net investment income ........................... 0.82% 1.07% 1.54% 1.58%
c
1.13%
Supplemental data
Net assets, end of year (000’s) ..................... $66,574 $73,715 $50,572 $46,980 $40,644
Portfolio turnover rate ............................ 54.83% 60.41% 69.40% 54.36% 47.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.23%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSV-8
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.54 $14.50 $15.05 $14.60 $19.80
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.14 0.16 0.20
c
0.16
Net realized and unrealized gains (losses) ........... (1.97) 3.53 0.30 3.20 (2.20)
Total from investment operations .................... (1.89) 3.67 0.46 3.40 (2.04)
Less distributions from:
Net investment income .......................... (0.16) (0.17) (0.19) (0.17) (0.18)
Net realized gains ............................. (2.96) (0.46) (0.82) (2.78) (2.98)
Total distributions ............................... (3.12) (0.63) (1.01) (2.95) (3.16)
Net asset value, end of year ....................... $12.53 $17.54 $14.50 $15.05 $14.60
Total return
d
................................... (10.06)% 25.37% 5.19% 26.35% (12.88)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.88% 0.91% 0.93% 0.92% 0.91%
Expenses net of waiver and payments by affiliates ....... 0.87%
f
0.91%
e
0.93%
e,f
0.92%
e,f
0.90%
f
Net investment income ........................... 0.56% 0.83% 1.28% 1.33%
c
0.88%
Supplemental data
Net assets, end of year (000’s) ..................... $943,928 $1,135,623 $1,103,373 $1,123,093 $978,675
Portfolio turnover rate ............................ 54.83% 60.41% 69.40% 54.36% 47.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.98%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSV-9
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.14 $14.99 $15.51 $14.96 $20.22
Income from investment operations
a
:
Net investment income
b
......................... 0.07 0.13 0.15 0.19
c
0.15
Net realized and unrealized gains (losses) ........... (2.03) 3.64 0.32 3.30 (2.28)
Total from investment operations .................... (1.96) 3.77 0.47 3.49 (2.13)
Less distributions from:
Net investment income .......................... (0.15) (0.16) (0.18) (0.16) (0.15)
Net realized gains ............................. (2.96) (0.46) (0.81) (2.78) (2.98)
Total distributions ............................... (3.11) (0.62) (0.99) (2.94) (3.13)
Net asset value, end of year ....................... $13.07 $18.14 $14.99 $15.51 $14.96
Total return
d
................................... (10.11)% 25.17% 5.13% 26.23% (13.01)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.98% 1.01% 1.03% 1.02% 1.01%
Expenses net of waiver and payments by affiliates ....... 0.97%
f
1.01%
e
1.03%
e,f
1.02%
e,f
1.00%
f
Net investment income ........................... 0.47% 0.73% 1.18% 1.23%
c
0.78%
Supplemental data
Net assets, end of year (000’s) ..................... $35,519 $38,148 $29,461 $29,238 $24,592
Portfolio turnover rate ............................ 54.83% 60.41% 69.40% 54.36% 47.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.88%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2022
Franklin Small Cap Value VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.
FSV-10
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.9%
Aerospace & Defense 0.8%
QinetiQ Group plc ..................................... United Kingdom 1,866,290 $ 8,025,115
Auto Components 1.1%
a
Adient plc ........................................... United States 320,427 11,115,613
LCI Industries ........................................ United States 10,514 972,019
12,087,632
Banks 13.2%
Atlantic Union Bankshares Corp. .......................... United States 549,972 19,326,016
Camden National Corp. ................................. United States 215,383 8,979,317
Columbia Banking System, Inc. ........................... United States 778,174 23,446,383
First Bancorp ........................................ United States 57,801 2,476,195
First Interstate BancSystem , Inc., A ........................ United States 594,314 22,970,236
First of Long Island Corp. (The) ........................... United States 171,008 3,078,144
German American Bancorp, Inc. .......................... United States 189,677 7,074,952
Peoples Bancorp, Inc. .................................. United States 266,198 7,520,093
SouthState Corp. ..................................... United States 303,752 23,194,503
TriCo Bancshares ..................................... United States 203,399 10,371,315
Washington Trust Bancorp, Inc. ........................... United States 197,439 9,315,172
137,752,326
Building Products 3.8%
Apogee Enterprises, Inc. ................................ United States 116,034 5,158,872
Insteel Industries, Inc. .................................. United States 24,093 663,039
a
Masonite International Corp. ............................. United States 98,862 7,969,266
UFP Industries, Inc. .................................... United States 334,872 26,538,606
40,329,783
Chemicals 5.0%
Ashland, Inc. ......................................... United States 51,076 5,492,202
Avient Corp. ......................................... United States 103,309 3,487,712
a
Elementis plc ........................................ United Kingdom 10,013,337 14,563,331
Minerals Technologies, Inc. .............................. United States 309,247 18,777,478
Tronox Holdings plc ................................... United States 721,240 9,888,200
52,208,923
Commercial Services & Supplies 1.7%
a
IAA, Inc. ............................................ United States 437,162 17,486,480
Communications Equipment 2.4%
a
NetScout Systems, Inc. ................................. United States 777,238 25,268,007
Construction & Engineering 2.4%
a
Great Lakes Dredge & Dock Corp. ........................ United States 433,736 2,580,729
Primoris Services Corp. ................................. United States 281,050 6,166,237
Stantec , Inc. ......................................... Canada 214,564 10,281,324
a
WillScot Mobile Mini Holdings Corp. ....................... United States 145,300 6,563,201
25,591,491
Construction Materials 1.6%
a
Summit Materials, Inc., A ................................ United States 592,351 16,816,845
Consumer Finance 0.1%
Bread Financial Holdings, Inc. ............................ United States 30,573 1,151,379
Electric Utilities 0.5%
IDACORP, Inc. ....................................... United States 50,170 5,410,834

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Small Cap Value VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSV-11
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment 1.3%
Regal Rexnord Corp. .................................. United States 113,372 $ 13,602,373
Electronic Equipment, Instruments & Components 4.8%
Benchmark Electronics, Inc. ............................. United States 549,248 14,659,429
a
Coherent Corp. ....................................... United States 379,051 13,304,690
CTS Corp. .......................................... United States 96,550 3,806,001
a
Knowles Corp. ....................................... United States 1,149,431 18,873,657
50,643,777
Energy Equipment & Services 2.3%
Hunting plc .......................................... United Kingdom 1,981,916 7,978,474
a
TechnipFMC plc ...................................... United Kingdom 1,347,267 16,423,185
24,401,659
Equity Real Estate Investment Trusts (REITs) 3.3%
Alexander & Baldwin, Inc. ............................... United States 537,428 10,066,027
Highwoods Properties, Inc. .............................. United States 33,855 947,263
STAG Industrial, Inc. ................................... United States 239,307 7,732,009
Sunstone Hotel Investors, Inc. ............................ United States 1,585,744 15,318,287
34,063,586
Food Products 3.9%
Glanbia plc .......................................... Ireland 2,249,838 28,493,670
Maple Leaf Foods, Inc. ................................. Canada 659,765 11,913,777
40,407,447
Health Care Equipment & Supplies 3.8%
a
Envista Holdings Corp. ................................. United States 547,960 18,449,813
a
Integer Holdings Corp. ................................. United States 317,689 21,748,989
40,198,802
Hotels, Restaurants & Leisure 5.7%
Boyd Gaming Corp. ................................... United States 72,767 3,967,984
a
Brinker International, Inc. ............................... United States 728,072 23,232,778
a
Dalata Hotel Group plc ................................. Ireland 1,655,539 5,735,548
a
Denny's Corp. ........................................ United States 633,512 5,834,646
a
Hilton Grand Vacations, Inc. ............................. United States 132,144 5,092,830
Jack in the Box, Inc. ................................... United States 233,321 15,919,492
59,783,278
Household Durables 1.6%
Century Communities, Inc. .............................. United States 80,043 4,002,951
a
M/I Homes, Inc. ....................................... United States 129,107 5,962,161
a
Meritage Homes Corp. ................................. United States 41,077 3,787,299
a
Taylor Morrison Home Corp. ............................. United States 91,372 2,773,140
16,525,551
Insurance 6.3%
CNO Financial Group, Inc. .............................. United States 480,662 10,983,127
Hanover Insurance Group, Inc. (The) ....................... United States 235,842 31,869,330
Horace Mann Educators Corp. ........................... United States 472,170 17,644,993
Selective Insurance Group, Inc. ........................... United States 57,027 5,053,162
65,550,612
Leisure Products 0.5%
Brunswick Corp. ...................................... United States 72,147 5,200,356

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Small Cap Value VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSV-12
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 3.3%
Astec Industries, Inc. ................................... United States 64,122 $ 2,607,201
Columbus McKinnon Corp. .............................. United States 210,988 6,850,780
Greenbrier Cos., Inc. (The) .............................. United States 410,520 13,764,736
REV Group, Inc. ...................................... United States 272,662 3,440,994
Timken Co. (The) ..................................... United States 112,812 7,972,424
34,636,135
Metals & Mining 2.0%
Alcoa Corp. .......................................... United States 244,574 11,120,780
a
Arconic Corp. ........................................ United States 214,417 4,537,064
Commercial Metals Co. ................................. United States 113,801 5,496,588
21,154,432
Multi-Utilities 0.6%
Black Hills Corp. ...................................... United States 90,316 6,352,827
Oil, Gas & Consumable Fuels 4.6%
Crescent Point Energy Corp. ............................. Canada 3,878,366 27,669,879
a
Green Plains, Inc. ..................................... United States 661,832 20,185,876
47,855,755
Professional Services 0.8%
ICF International, Inc. .................................. United States 80,003 7,924,297
Real Estate Management & Development 1.3%
a
Cushman & Wakefield plc ............................... United States 1,079,477 13,450,283
Road & Rail 1.2%
a
Saia, Inc. ........................................... United States 58,968 12,364,410
Semiconductors & Semiconductor Equipment 1.8%
a
Cohu , Inc. ........................................... United States 335,710 10,759,506
a
Onto Innovation, Inc. ................................... United States 113,556 7,732,028
18,491,534
Software 3.3%
a
ACI Worldwide, Inc. .................................... United States 1,299,435 29,887,005
Software AG ......................................... Germany 182,717 4,723,614
34,610,619
Specialty Retail 0.9%
a
Children's Place, Inc. (The) .............................. United States 226,368 8,244,322
Group 1 Automotive, Inc. ................................ United States 6,189 1,116,310
9,360,632
Textiles, Apparel & Luxury Goods 1.1%
Carter's, Inc. ......................................... United States 149,983 11,190,232
Thrifts & Mortgage Finance 1.8%
WSFS Financial Corp. .................................. United States 425,146 19,276,120
Trading Companies & Distributors 7.1%
Herc Holdings, Inc. .................................... United States 147,825 19,449,335
McGrath RentCorp .................................... United States 293,771 29,006,949
a
Univar Solutions, Inc. .................................. United States 817,838 26,007,248
74,463,532
Total Common Stocks (Cost $902,999,540) .....................................
1,003,637,064

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Small Cap Value VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSV-13
Short Term Investments 4.1%
a a
Country Shares
a
Value
a a a
Money Market Funds 4.1%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .... United States 42,407,898 $ 42,407,898
Total Money Market Funds (Cost $42,407,898) ..................................
42,407,898
Total Short Term Investments (Cost $42,407,898 ) ................................
42,407,898
a
Total Investments (Cost $945,407,438) 100.0% ..................................
$1,046,044,962
Other Assets, less Liabilities (0.0)%
†
...........................................
(23,207)
Net Assets 100.0% ...........................................................
$1,046,021,755
†
Rounds to less than 0.1% of net assets.
a
Non -income producing.
b
See Note 3(e) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2022
Annual Report The accompanying notes are an integral part of these financial statements.
FSV-14
Franklin Small
Cap Value VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $902,999,540
Cost - Non-controlled affiliates (Not e 3e) ........................................................ 42,407,898
Value - Unaffiliated issuers .................................................................. $1,003,637,064
Value - Non-controlled affiliates (Not e 3e) ....................................................... 42,407,898
Cash .................................................................................... 185
Foreign currency, at value (cost $100,376) ........................................................ 100,376
Receivables:
Investment securities sold ................................................................... 5,263,693
Capital shares sold ........................................................................ 132,853
Dividends and interest ..................................................................... 812,653
Total assets .......................................................................... 1,052,354,722
Liabilities:
Payables:
Investment securities purchased .............................................................. 4,461,599
Capital shares redeemed ................................................................... 996,888
Management fees ......................................................................... 566,175
Distribution fees .......................................................................... 214,422
Trustees' fees and expenses ................................................................. 952
Accrued expenses and other liabilities ........................................................... 92,931
Total liabilities ......................................................................... 6,332,967
Net assets, at value ................................................................. $1,046,021,755
Net assets consist of:
Paid-in capital ............................................................................. $885,765,759
Total distributable earnings (losses) ............................................................. 160,255,996
Net assets, at value ................................................................. $1,046,021,755
Franklin Small
Cap Value VIP
Fund
Class 1:
Net assets, at value ....................................................................... $66,574,326
Shares outstanding ........................................................................ 4,999,005
Net asset value and maximum offering price per share ............................................. $13.32
Class 2:
Net assets, at value ....................................................................... $943,928,404
Shares outstanding ........................................................................ 75,339,368
Net asset value and maximum offering price per share ............................................. $12.53
Class 4:
Net assets, at value ....................................................................... $35,519,025
Shares outstanding ........................................................................ 2,718,398
Net asset value and maximum offering price per share ............................................. $13.07

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2022
The accompanying notes are an integral part of these financial statements. Annual Report
FSV-15
Franklin Small
Cap Value VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $264,898)
Unaffiliated issuers ........................................................................ $15,205,619
Non-controlled affiliates (Not e 3e) ............................................................. 420,835
Total investment income ................................................................... 15,626,454
Expenses:
Management fees (Note 3 a ) ................................................................... 7,024,693
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 2,474,060
    Class 4 ................................................................................ 122,907
Custodian fees (Note 4 ) ...................................................................... 16,680
Reports to shareholders fees .................................................................. (290,055)
Professional fees ........................................................................... 71,583
Trustees' fees and expenses .................................................................. 12,836
Other .................................................................................... 34,425
Total expenses ......................................................................... 9,467,129
Expense reductions (Note 4 ) ............................................................... (540)
Expenses waived/paid by affiliates (Not e 3e) ................................................... (101,506)
Net expenses ......................................................................... 9,365,083
Net investment income ................................................................ 6,261,371
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 60,809,819
Foreign currency transactions ................................................................ (119,169)
Net realized gain (loss) .................................................................. 60,690,650
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (191,277,709)
Translation of other assets and liabilities denominated in foreign currencies .............................. (3,644)
Net change in unrealized appreciation (depreciation) ............................................ (191,281,353)
Net realized and unrealized gain (loss) ............................................................ (130,590,703)
Net increase (decrease) in net assets resulting from operations .......................................... $(124,329,332)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Annual Report The accompanying notes are an integral part of these financial statements.
FSV-16
Franklin Small Cap Value VIP Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,261,371 $11,128,647
Net realized gain (loss) ................................................. 60,690,650 199,440,417
Net change in unrealized appreciation (depreciation) ........................... (191,281,353) 78,093,890
Net increase (decrease) in net assets resulting from operations ................ (124,329,332) 288,662,954
Distributions to shareholders:
Class 1 ............................................................. (12,921,313) (2,642,045)
Class 2 ............................................................. (192,841,212) (45,737,885)
Class 4 ............................................................. (6,602,855) (1,174,804)
Total distributions to shareholders .......................................... (212,365,380) (49,554,734)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 13,087,805 12,468,955
Class 2 ............................................................. 114,308,909 (189,934,717)
Class 4 ............................................................. 7,833,350 2,438,024
Total capital share transactions ............................................ 135,230,064 (175,027,738)
Net increase (decrease) in net assets ................................... (201,464,648) 64,080,482
Net assets:
Beginning of year ....................................................... 1,247,486,403 1,183,405,921
End of year ........................................................... $1,046,021,755 $1,247,486,403

Franklin Templeton Variable Insurance Products Trust
FSV-17
Annual Report
Notes to Financial Statements
Franklin Small Cap Value VIP Fund
1. Organization and Significant Accounting Policies
 Franklin Templeton Variable Insurance Products Trust
(Trust) is registered under the Investment Company Act of
1940 (1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946, Financial Services – investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Small Cap Value VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSV-18
Annual Report
Franklin Small Cap Value VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income and capital
gain distributions are recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSV-19
Annual Report
Franklin Small Cap Value VIP Fund
(continued)
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote .
2. Shares of Beneficial Interest
At December 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 559,337 $8,439,708 1,117,537 $20,319,471
Shares issued in reinvestment of distributions .......... 986,475 12,607,150 136,633 2,503,125
Shares redeemed ............................... (545,857) (7,959,053) (581,230) (10,353,641)
Net increase (decrease) .......................... 999,955 $13,087,805 672,940 $12,468,955
Class 2 Shares:
Shares sold ................................... 6,016,538 $85,234,670 8,044,540 $137,488,496
Shares issued in reinvestment of distributions .......... 16,016,712 192,841,212 2,619,581 45,737,885
Shares redeemed ............................... (11,441,905) (163,766,973) (21,998,749) (373,161,098)
Net increase (decrease) .......................... 10,591,345 $114,308,909 (11,334,628) $(189,934,717)
Class 4 Shares:
Shares sold ................................... 604,120 $8,725,654 593,014 $10,356,001
Shares issued in reinvestment of distributions .......... 525,705 6,602,855 65,014 1,174,804
Shares redeemed ............................... (513,829) (7,495,159) (521,176) (9,092,781)
Net increase (decrease) .......................... 615,996 $7,833,350 136,852 $2,438,024
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSV-20
Annual Report
Franklin Small Cap Value VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2022, the gross effective investment management fee rate was 0.643% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $200 million
0.635% Over $200 million, up to and including $700 million
0.600% Over $700 million, up to and including $1.2 billion
0.575% Over $1.2 billion, up to and including $1.3 billion
0.475% In excess of $1.3 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSV-21
Annual Report
Franklin Small Cap Value VIP Fund
(continued)
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2022, the Fund held investments in affiliated management investment companies as follows:
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended December 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2022 and 2021, was as follows:
At December 31, 2022, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $ 24,112,773 $ 288,039,926 $ (269,744,801) $ — $ — $ 42,407,898 42,407,898 $ 420,835
Total Affiliated Securities ... $24,112,773 $288,039,926 $(269,744,801) $— $— $42,407,898 $420,835
2022 2021
Distributions paid from:
Ordinary income .......................................................... $85,205,129 $29,683,290
Long term capital gain ...................................................... 127,160,251 19,871,444
$212,365,380 $49,554,734
Cost of investments .......................................................................... $950,294,690
Unrealized appreciation ........................................................................ $147,644,454
Unrealized depreciation ........................................................................ (51,894,182)
Net unrealized appreciation (depreciation) .......................................................... $95,750,272
Distributable earnings:
Undistributed ordinary income ................................................................... $5,244,139
Undistributed long term capital gains .............................................................. 59,265,627
Total distributable earnings ..................................................................... $64,509,766
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSV-22
Annual Report
Franklin Small Cap Value VIP Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2022, aggregated
$587,232,517 and $677,152,394, respectively.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the  Statement of Operations. During the year ended December 31, 2022, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
5. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSV-23
Annual Report
Franklin Small Cap Value VIP Fund
(continued)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 8,025,115 $ — $ 8,025,115
Auto Components ...................... 12,087,632 — — 12,087,632
Banks ............................... 137,752,326 — — 137,752,326
Building Products ...................... 40,329,783 — — 40,329,783
Chemicals ........................... 37,645,592 14,563,331 — 52,208,923
Commercial Services & Supplies ........... 17,486,480 — — 17,486,480
Communications Equipment .............. 25,268,007 — — 25,268,007
Construction & Engineering ............... 25,591,491 — — 25,591,491
Construction Materials .................. 16,816,845 — — 16,816,845
Consumer Finance ..................... 1,151,379 — — 1,151,379
Electric Utilities ........................ 5,410,834 — — 5,410,834
Electrical Equipment .................... 13,602,373 — — 13,602,373
Electronic Equipment, Instruments &
Components ........................ 50,643,777 — — 50,643,777
Energy Equipment & Services ............. 24,401,659 — — 24,401,659
Equity Real Estate Investment Trusts (REITs) . 34,063,586 — — 34,063,586
Food Products ........................ 11,913,777 28,493,670 — 40,407,447
Health Care Equipment & Supplies ......... 40,198,802 — — 40,198,802
Hotels, Restaurants & Leisure ............. 54,047,730 5,735,548 — 59,783,278
Household Durables .................... 16,525,551 — — 16,525,551
Insurance ............................ 65,550,612 — — 65,550,612
Leisure Products ....................... 5,200,356 — — 5,200,356
Machinery ............................ 34,636,135 — — 34,636,135
Metals & Mining ....................... 21,154,432 — — 21,154,432
Multi-Utilities .......................... 6,352,827 — — 6,352,827
Oil, Gas & Consumable Fuels ............. 47,855,755 — — 47,855,755
Professional Services ................... 7,924,297 — — 7,924,297
Real Estate Management & Development .... 13,450,283 — — 13,450,283
Road & Rail .......................... 12,364,410 — — 12,364,410
Semiconductors & Semiconductor Equipment . 18,491,534 — — 18,491,534
Software ............................. 29,887,005 4,723,614 — 34,610,619
Specialty Retail ........................ 9,360,632 — — 9,360,632
Textiles, Apparel & Luxury Goods .......... 11,190,232 — — 11,190,232
Thrifts & Mortgage Finance ............... 19,276,120 — — 19,276,120
Trading Companies & Distributors .......... 74,463,532 — — 74,463,532
Short Term Investments ................... 42,407,898 — — 42,407,898
Total Investments in Securities ........... $984,503,684 $61,541,278
a
$— $1,046,044,962
a
Includes foreign securities valued at $61,541,278, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSV-24
Annual Report
Franklin Small Cap Value VIP Fund
(continued)
11. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
FSV-25
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Small Cap
Value VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Small Cap Value VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
FSV-26
Annual Report
Franklin Small Cap Value VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2022:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $127,160,251
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $11,754,655

FSC-1
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
This annual report for Franklin Small-Mid Cap Growth VIP Fund covers the fiscal year ended December 31, 2022 .
Class 1 Performance Summary as of December 31, 2022
Average annual total return of Class 1 shares* represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
*The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
–
1
1-Year -33.52%
5-Year +7.34%
10-Year +10.18%

FSC-2
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/12– 12/31/22 )
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance* is compared to the performance of the Russell
Midcap
®
Growth Index and the Standard & Poor’s
®
500 Index (S&P 500
®
). One cannot invest directly in an index, and an index
is not representative of the Fund’s portfolio. Please see Important Notes to Performance Information preceding the Fund
Summaries.
**Source: FactSet. Please see Index Descriptions following the Fund Summaries.

FSC-3
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
Fund Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in investments of small-capitalization (small-cap) and mid-capitalization (mid-cap) companies. For this Fund, small-
cap companies are those within the market capitalization
range of companies in the Russell 2500
TM
Index at the time
of purchase, and mid-cap companies are those within the
market capitalization range of companies in the Russell
Midcap
®
Index, at the time of purchase.
1
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Investors
should be comfortable with fluctuations in the value of their investment, as small and midsized company stocks can be
volatile, especially over the short term. Smaller or relatively new or unseasoned companies can be particularly sensitive
to changing economic conditions, and their prospects for
growth are less certain than those of larger, more established companies. The Fund may focus on particular sectors of
the market from time to time, which can carry greater risks
of adverse developments in such sectors. The manager’s
portfolio selection strategy is not solely based on ESG
considerations, and therefore the issuers in which the Fund
invests may not be considered ESG-focused companies.
Integrating ESG considerations into the investment process
is not a guarantee that better performance will be achieved.
The Fund is actively managed but there is no guarantee that
the manager’s investment decisions will produce the desired
results. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. In comparison, the Fund’s narrow
benchmark, the Russell Midcap
®
Growth Index, posted a
-26.72% total return for the same period.
2
The Fund’s broad
benchmark, the Standard & Poor’s
®
500 Index (S&P 500
®
),
posted a -18.11% total return.
2
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in the report.
Economic and Market Overview
U.S. equities, as measured by the S&P 500
®
, posted a
-18.11% total return for the 12 months ended December 31,
2022.
2
High inflation, rising interest rates and geopolitical
instability contributed to a sharp decline in equity prices and contracting economic growth in the first half of the reporting period. Nevertheless, consumer spending continued to
Portfolio Composition
12/31/22
% of Total
Net Assets
Software 12.3%
Health Care Equipment & Supplies 6.1%
Hotels, Restaurants & Leisure 5.9%
Specialty Retail 5.9%
Life Sciences Tools & Services 5.8%
IT Services 4.5%
Capital Markets 4.5%
Semiconductors & Semiconductor Equipment 4.1%
Electronic Equipment, Instruments &
Components 2.9%
Biotechnology 2.8%
Equity Real Estate Investment Trusts (REITs) 2.6%
Road & Rail 2.6%
Textiles, Apparel & Luxury Goods 2.6%
Oil, Gas & Consumable Fuels 2.3%
Other* 29.3%
Short-Term Investments & Other Net Assets 5.8%
1. Please see Index Descriptions following the Fund Summaries.
2. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin Small-Mid Cap Growth VIP Fund
FSC-4
Annual Report
rise, but deteriorating financial conditions and investors’
expectations for slower growth continued to weigh on equity
markets.
Inflation increased during the first half of the period, reaching
9.1% in June 2022, the highest annual rate since 1981.
Continued supply-chain disruptions, strong consumer
demand, and volatile energy prices drove inflation higher.
Russia’s invasion of Ukraine also disrupted financial markets and led to a rise in oil and commodity prices in the first
half of the reporting period. Inflation remained elevated but abated somewhat in the latter half of the period, decreasing to an annual rate of 7.1% in November 2022. The labor
market remained strong amid the high level of nominal
growth, which drove the U.S. unemployment rate down to
3.5% in December 2022. Wages also climbed at the fastest
rate in decades, which added to some investors’ inflation
concerns.
U.S. gross domestic product grew in the second half of 2022
after contracting in the first half of the year. Rising interest rates translated to higher borrowing costs for individuals and businesses, which dampened economic activity, especially
in the housing and financial markets. In the second half of
the period, rising consumer spending and increased exports
amid declining inflation led to solid economic growth.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) undertook a rapid shift toward restrictive monetary
policy, starting in March 2022 with its first rate hike since
2018. Thereafter, the Fed raised the federal funds rate
at each of its six subsequent meetings to end the period
at a range of 4.25%–4.50%. Furthermore, the Fed said it
would continue to reduce its bond holdings and anticipated
additional interest-rate increases at future meetings to curtail inflation.
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies
as those with strong and improving competitive positions in
attractive markets. We also believe important attributes of
quality are experienced and talented management teams as
well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and
returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of
multiple scenarios. In assessing value, we consider whether
security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.
Manager’s Discussion
For the period under review, the Fund underperformed the
Russell Midcap
®
Growth Index during a year of punishing
losses for financial markets. Elevated inflation and tighter monetary policy drove worries about economic prospects
and took a toll on economic activity. Much of the Fund’s
underperformance was due to stock selection in the
information technology (IT) sector, which was our largest
sector exposure. Weakness in the sector came from our
holding in SiTime, which designs and develops timing
systems that have applications in various markets such as
automotive, industrial, Internet of Things, mobile, consumer, and aerospace and defense. Despite reporting record-level
revenue over the period, the chipmaker faced a slowdown
in order growth and meaningfully reduced its outlook. Also
in the semiconductor space, an underweighting in Enphase
Energy, which manufactures chips for solar power, hindered
relative returns. Nonetheless, semiconductors as an industry are at the heart of digital transformation that is extending across all types of businesses. While an underweighting in
the energy sector dampened relative returns, our position
in Coterra Energy was a top contributor for the period. The
diversified energy producer benefited from historically high energy prices.
Turning to contributors, stock selection in the consumer
discretionary sector and a position in licensed sports
merchandiser Fanatics Holdings proved positive for relative
Top 10 Holdings
12/31/22
Company
Industry
% of Total
Net Assets
a aa
Synopsys, Inc. 2.8%
Software
Chipotle Mexican Grill, Inc. 2.2%
Hotels, Restaurants & Leisure
Dexcom, Inc. 2.1%
Health Care Equipment & Supplies
Old Dominion Freight Line, Inc. 2.1%
Road & Rail
Mettler-Toledo International, Inc. 2.1%
Life Sciences Tools & Services
Lululemon Athletica, Inc. 2.0%
Textiles, Apparel & Luxury Goods
Fanatics Holdings, Inc. 1.9%
Leisure Products
MSCI, Inc. 1.9%
Capital Markets
Fastenal Co. 1.8%
Trading Companies & Distributors
IDEXX Laboratories, Inc. 1.8%
Health Care Equipment & Supplies

Franklin Small-Mid Cap Growth VIP Fund
FSC-5
Annual Report
performance. The company’s e-commerce business has
been exceeding expectations and delivering outsized
growth and improved profits. In the industrials sector,
real estate data and analytics company CoStar Group
boosted relative returns. The company saw strong growth
in its rental (Apartments.com) and leasing (LoopNet)
businesses. Conversely, a position in Lyft in the industrials sector detracted from relative performance. The ride-share
company faced several headwinds that included an increase
in driver incentives and higher gas prices.
Thank you for your participation in Franklin Small-Mid Cap
Growth VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin Small-Mid Cap Growth VIP Fund
FSC-6
Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,019.00 $3.67 $1,021.57 $3.67 0.72%

FSC-7
Annual Report
GOF VIP P1 P2 P4 P5 12/22
SUPPLEMENT DATED DECEMBER 23, 2022
TO THE CURRENTLY EFFECTIVE PROSPECTUSES
OF EACH FUND LISTED BELOW
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
I. For Franklin Allocation VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Income VIP Fund, Franklin Strategic Income
VIP Fund and Franklin VolSmart Allocation VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered ESG-
focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-
term performance, there is no guarantee that such results will be achieved.
II. For Franklin Dynatech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin
Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Templeton Developing Markets VIP Fund, Templeton
Global Bond VIP Fund, Templeton Foreign VIP Fund and Templeton Growth VIP Fund, the “ESG Considerations” risk in the
“Fund Details – Principal Risks” section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered
ESG-focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations

FSC-8
Annual Report
Please keep this supplement with your prospectus for future reference.
assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. In certain circumstances, there may be times when not every investment is assessed for ESG factors and, when they are, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.
III. For Franklin U.S. Government Securities VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
Social and Governance Considerations
Social and/or governance considerations are not the only factors considered by the investment manager and may not be a determinative factor in the investment manager’s selection of securities for the Fund. In addition, the investment manager may not be able to give such considerations meaningful weight if the availability of appropriate securities for the
Fund’s portfolio is limited. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of certain investments may differ from that of investors, third party service providers, such as ratings providers, or other funds. While the investment manager views social and governance considerations as having the potential to contribute to the Fund’s performance, there is no guarantee that such results will be achieved.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report
FSC-9
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.72 $26.99 $19.74 $17.04 $19.71
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.03) (0.15) (0.07) (0.04) (0.05)
Net realized and unrealized gains (losses) ........... (9.01) 2.79 9.96 5.31 (0.70)
Total from investment operations .................... (9.04) 2.64 9.89 5.27 (0.75)
Less distributions from:
Net realized gains ............................. (4.26) (2.91) (2.64) (2.57) (1.92)
Net asset value, end of year ....................... $13.42 $26.72 $26.99 $19.74 $17.04
Total return
c
................................... (33.52)% 10.25% 55.52% 31.80% (5.15)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.79% 0.83% 0.85% 0.84% 0.86%
Expenses net of waiver and payments by affiliates
d
...... 0.77% 0.82% 0.84% 0.83% 0.85%
Net investment (loss) ............................ (0.16)% (0.55)% (0.33)% (0.19)% (0.24)%
Supplemental data
Net assets, end of year (000’s) ..................... $60,901 $79,526 $72,039 $43,169 $33,518
Portfolio turnover rate ............................ 41.30% 43.35% 48.93% 59.07% 44.78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSC-10
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.39 $23.11 $17.29 $15.22 $17.83
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.06) (0.19) (0.11) (0.08) (0.09)
Net realized and unrealized gains (losses) ........... (7.56) 2.38 8.57 4.72 (0.60)
Total from investment operations .................... (7.62) 2.19 8.46 4.64 (0.69)
Less distributions from:
Net realized gains ............................. (4.26) (2.91) (2.64) (2.57) (1.92)
Net asset value, end of year ....................... $10.51 $22.39 $23.11 $17.29 $15.22
Total return
c
................................... (33.69)% 10.01% 55.09% 31.44% (5.37)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.04% 1.08% 1.10% 1.09% 1.11%
Expenses net of waiver and payments by affiliates
d
...... 1.02% 1.07% 1.09% 1.08% 1.10%
Net investment (loss) ............................ (0.43)% (0.80)% (0.61)% (0.44)% (0.49)%
Supplemental data
Net assets, end of year (000’s) ..................... $293,545 $472,565 $503,032 $372,442 $310,300
Portfolio turnover rate ............................ 41.30% 43.35% 48.93% 59.07% 44.78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSC-11
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $23.62 $24.26 $18.04 $15.81 $18.47
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.07) (0.22) (0.14) (0.10) (0.11)
Net realized and unrealized gains (losses) ........... (7.98) 2.49 9.00 4.90 (0.63)
Total from investment operations .................... (8.05) 2.27 8.86 4.80 (0.74)
Less distributions from:
Net realized gains ............................. (4.26) (2.91) (2.64) (2.57) (1.92)
Net asset value, end of year ....................... $11.31 $23.62 $24.26 $18.04 $15.81
Total return
c
................................... (33.76)% 9.86% 55.01% 31.26% (5.46)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.14% 1.18% 1.20% 1.19% 1.21%
Expenses net of waiver and payments by affiliates
d
...... 1.12% 1.17% 1.19% 1.18% 1.20%
Net investment (loss) ............................ (0.52)% (0.90)% (0.71)% (0.54)% (0.59)%
Supplemental data
Net assets, end of year (000’s) ..................... $17,786 $26,518 $25,580 $17,662 $13,759
Portfolio turnover rate ............................ 41.30% 43.35% 48.93% 59.07% 44.78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2022
Franklin Small-Mid Cap Growth VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.
FSC-12
a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.0%
Aerospace & Defense 1.6%
TransDigm Group, Inc. ................................. United States 9,400 $ 5,918,710
Airlines 1.4%
a
Delta Air Lines, Inc. .................................... United States 157,700 5,182,022
Auto Components 0.1%
a,b
Mobileye Global, Inc., A ................................. Israel 6,200 217,372
Banks 1.1%
First Republic Bank .................................... United States 12,400 1,511,436
a
SVB Financial Group ................................... United States 11,300 2,600,582
4,112,018
Beverages 0.6%
Brown-Forman Corp., B ................................ United States 36,200 2,377,616
Biotechnology 2.8%
a
Alnylam Pharmaceuticals, Inc. ............................ United States 14,700 3,493,455
a
Incyte Corp. ......................................... United States 17,400 1,397,568
a
Neurocrine Biosciences, Inc. ............................. United States 12,600 1,504,944
a
PTC Therapeutics, Inc. ................................. United States 51,100 1,950,487
a
Seagen , Inc. ......................................... United States 16,300 2,094,713
10,441,167
Building Products 1.5%
Trane Technologies plc ................................. United States 33,600 5,647,824
Capital Markets 4.5%
Ares Management Corp. ................................ United States 68,500 4,688,140
LPL Financial Holdings, Inc. ............................. United States 10,700 2,313,019
MSCI, Inc. ........................................... United States 15,400 7,163,618
Tradeweb Markets, Inc., A ............................... United States 38,400 2,493,312
16,658,089
Chemicals 0.3%
Albemarle Corp. ...................................... United States 4,700 1,019,242
Commercial Services & Supplies 1.3%
Republic Services, Inc. ................................. United States 37,500 4,837,125
Communications Equipment 1.7%
a
Arista Networks, Inc. ................................... United States 50,800 6,164,580
Containers & Packaging 1.4%
Avery Dennison Corp. .................................. United States 28,700 5,194,700
Electrical Equipment 2.0%
AMETEK, Inc. ........................................ United States 10,600 1,481,032
Rockwell Automation, Inc. ............................... United States 23,800 6,130,166
7,611,198
Electronic Equipment, Instruments & Components 2.9%
Cognex Corp. ........................................ United States 47,500 2,237,725
a
Keysight Technologies, Inc. .............................. United States 29,750 5,089,332
a
Zebra Technologies Corp., A ............................. United States 13,900 3,564,099
10,891,156
Entertainment 0.4%
a
ROBLOX Corp., A ..................................... United States 50,300 1,431,538

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Small-Mid Cap Growth VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSC-13
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) 2.6%
Equity LifeStyle Properties, Inc. ........................... United States 49,800 $ 3,217,080
SBA Communications Corp. ............................. United States 13,157 3,688,039
Terreno Realty Corp. ................................... United States 48,750 2,772,412
9,677,531
Food Products 0.4%
a
Freshpet , Inc. ........................................ United States 25,200 1,329,804
Health Care Equipment & Supplies 6.1%
a
Dexcom , Inc. ......................................... United States 70,252 7,955,336
a
IDEXX Laboratories, Inc. ................................ United States 16,250 6,629,350
a
Inari Medical, Inc. ..................................... United States 30,200 1,919,512
a
Insulet Corp. ......................................... United States 18,100 5,328,459
a
Penumbra, Inc. ....................................... United States 4,000 889,840
22,722,497
Health Care Providers & Services 0.6%
a
HealthEquity , Inc. ..................................... United States 38,300 2,360,812
Health Care Technology 1.8%
a
Certara , Inc. ......................................... United States 82,900 1,332,203
a
Veeva Systems, Inc., A ................................. United States 32,700 5,277,126
6,609,329
Hotels, Restaurants & Leisure 5.9%
a
Chipotle Mexican Grill, Inc. .............................. United States 5,830 8,089,067
Darden Restaurants, Inc. ............................... United States 33,100 4,578,723
a
Expedia Group, Inc. ................................... United States 42,600 3,731,760
Vail Resorts, Inc. ...................................... United States 13,300 3,170,055
a
Wynn Resorts Ltd. .................................... United States 29,600 2,441,112
22,010,717
Household Durables 1.5%
a
NVR, Inc. ........................................... United States 1,182 5,452,070
Interactive Media & Services 1.7%
a
Match Group, Inc. ..................................... United States 79,024 3,278,706
a
Pinterest, Inc., A ...................................... United States 130,200 3,161,256
6,439,962
IT Services 4.5%
a,c
Adyen NV, 144A, Reg S ................................ Netherlands 1,700 2,359,914
a
Cloudflare , Inc., A ..................................... United States 71,300 3,223,473
a
MongoDB, Inc. ....................................... United States 18,200 3,582,488
Paychex, Inc. ........................................ United States 49,200 5,685,552
a
Shopify, Inc., A ....................................... Canada 59,000 2,047,890
16,899,317
Leisure Products 1.9%
a,d,e
Fanatics Holdings, Inc. ................................. United States 94,539 7,201,036
Life Sciences Tools & Services 5.8%
a
10X Genomics, Inc., A .................................. United States 47,900 1,745,476
Agilent Technologies, Inc. ............................... United States 19,800 2,963,070
Bio- Techne Corp. ..................................... United States 62,900 5,213,152
a
Mettler -Toledo International, Inc. .......................... United States 5,280 7,631,976
West Pharmaceutical Services, Inc. ........................ United States 17,800 4,189,230
21,742,904

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSC-14
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 1.4%
IDEX Corp. .......................................... United States 18,450 $ 4,212,689
a
Proterra , Inc. ......................................... United States 256,300 966,251
5,178,940
Oil, Gas & Consumable Fuels 2.3%
Cheniere Energy, Inc. .................................. United States 10,700 1,604,572
Coterra Energy, Inc. ................................... United States 85,300 2,095,821
Hess Corp. .......................................... United States 21,300 3,020,766
Targa Resources Corp. ................................. United States 25,200 1,852,200
8,573,359
Personal Products 0.9%
a
BellRing Brands, Inc. ................................... United States 129,300 3,315,252
Pharmaceuticals 1.4%
a
Catalent , Inc. ........................................ United States 50,200 2,259,502
a
Jazz Pharmaceuticals plc ............................... United States 18,400 2,931,304
5,190,806
Professional Services 2.3%
a
CoStar Group, Inc. .................................... United States 77,950 6,023,976
TransUnion .......................................... United States 44,700 2,536,725
8,560,701
Road & Rail 2.6%
a
Lyft, Inc., A .......................................... United States 178,700 1,969,274
Old Dominion Freight Line, Inc. ........................... United States 26,950 7,647,871
9,617,145
Semiconductors & Semiconductor Equipment 4.1%
a
Enphase Energy, Inc. .................................. United States 7,900 2,093,184
KLA Corp. ........................................... United States 1,400 527,842
a
Lattice Semiconductor Corp. ............................. United States 78,155 5,070,696
Monolithic Power Systems, Inc. ........................... United States 11,450 4,048,835
a
SiTime Corp. ......................................... United States 30,200 3,068,924
a
Wolfspeed , Inc. ....................................... United States 7,500 517,800
15,327,281
Software 11.3%
a
Alkami Technology, Inc. ................................. United States 108,925 1,589,216
a
ANSYS, Inc. ......................................... United States 22,900 5,532,411
a
Arteris , Inc. .......................................... United States 124,800 536,640
a
Atlassian Corp., A ..................................... United States 17,000 2,187,560
a
Bill.com Holdings, Inc. .................................. United States 23,648 2,576,686
a
Crowdstrike Holdings, Inc., A ............................. United States 44,300 4,664,347
a
Datadog , Inc., A ...................................... United States 15,600 1,146,600
a
Monday.com Ltd. ...................................... United States 23,500 2,867,000
a
Palo Alto Networks, Inc. ................................ United States 22,100 3,083,834
a
Paylocity Holding Corp. ................................. United States 22,150 4,302,859
a
Synopsys, Inc. ....................................... United States 33,050 10,552,534
a
Zscaler , Inc. ......................................... United States 28,000 3,133,200
42,172,887
Specialty Retail 5.9%
a
AutoZone, Inc. ....................................... United States 2,100 5,178,978
a
Burlington Stores, Inc. .................................. United States 24,600 4,987,896
a
Five Below, Inc. ....................................... United States 21,650 3,829,235
a
Petco Health & Wellness Co., Inc. ......................... United States 137,900 1,307,292

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Small-Mid Cap Growth VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSC-15
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
Tractor Supply Co. .................................... United States 28,937 $ 6,509,957
21,813,358
Textiles, Apparel & Luxury Goods 2.6%
Levi Strauss & Co., A .................................. United States 124,200 1,927,584
a
Lululemon Athletica , Inc. ................................ United States 23,700 7,593,006
9,520,590
Trading Companies & Distributors 1.8%
Fastenal Co. ......................................... United States 144,500 6,837,740
Total Common Stocks (Cost $298,777,844) .....................................
346,258,395
Convertible Preferred Stocks 1.2%
Diversified Consumer Services 0.2%
a,d,e
Newsela , Inc., D ...................................... United States 48,915 679,820
a
Software 1.0%
a,d,e
Benchling , Inc., F ..................................... United States 35,200 648,762
a,d,e
Blaize , Inc., D ........................................ United States 11,970 38,062
a,d,e
Blaize , Inc., D ........................................ United States 194,302 546,028
a,d,e
Blaize , Inc., D-2 ...................................... United States 82,758 132,624
a,d,e
Databricks , Inc., G .................................... United States 25,878 1,263,056
a,d,e
OneTrust LLC, C ...................................... United States 82,367 991,940
3,620,472
Total Convertible Preferred Stocks (Cost $7,884,933) ............................
4,300,292
Warrants
Warrants 0.0%
†
Software 0.0%
†
a,d,e
Blaize , Inc., 9/19/25 ................................... United States 8,275 815
a,d,e
Blaize , Inc., D, 2/28/24 ................................. United States 26,474 550
1,365
Total Warrants (Cost $–) ......................................................
1,365
Total Long Term Investments (Cost $306,662,777) ...............................
350,560,052
a
Short Term Investments 6.4%
a a
Country Shares
a
Value
a a a
Money Market Funds 6.3%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .... United States 23,592,470 23,592,470
Total Money Market Funds (Cost $23,592,470) ..................................
23,592,470

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSC-16
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
h
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .... United States 204,218 $ 204,218
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $204,218) .............................................................
204,218
Total Short Term Investments (Cost $23,796,688 ) ................................
23,796,688
a
Total Investments (Cost $330,459,465) 100.6% ..................................
$374,356,740
Other Assets, less Liabilities (0.6)% ...........................................
(2,124,471)
Net Assets 100.0% ...........................................................
$372,232,269
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at December 31, 2022. See Note 1(c).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the value of this security was $2,359,914, representing 0.6% of net assets.
d
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
e
See Note 7 regarding restricted securities.
f
See Note 3(e) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(c) regarding securities on loan.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2022
The accompanying notes are an integral part of these financial statements. Annual Report
FSC-17
Franklin Small-
Mid Cap Growth
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $306,662,777
Cost - Non-controlled affiliates (Note 3e) ........................................................ 23,796,688
Value - Unaffiliated issuers (Includes securities loaned of $200,158) ................................... $350,560,052
Value - Non-controlled affiliates (Note 3e) ....................................................... 23,796,688
Cash .................................................................................... 22,228
Receivables:
Investment securities sold ................................................................... 249,272
Capital shares sold ........................................................................ 3,970
Dividends and interest ..................................................................... 103,711
Total assets .......................................................................... 374,735,921
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,753,035
Capital shares redeemed ................................................................... 162,581
Management fees ......................................................................... 250,027
Distribution fees .......................................................................... 69,360
Trustees' fees and expenses ................................................................. 1,029
Payable upon return of securities loaned (Note 1 c ) .................................................. 204,218
Accrued expenses and other liabilities ........................................................... 63,402
Total liabilities ......................................................................... 2,503,652
Net assets, at value ................................................................. $372,232,269
Net assets consist of:
Paid-in capital ............................................................................. $355,690,975
Total distributable earnings (losses) ............................................................. 16,541,294
Net assets, at value ................................................................. $372,232,269
Franklin Small-
Mid Cap Growth
VIP Fund
Class 1:
Net assets, at value ....................................................................... $60,901,484
Shares outstanding ........................................................................ 4,537,269
Net asset value and maximum offering price per share ............................................. $13.42
Class 2:
Net assets, at value ....................................................................... $293,544,778
Shares outstanding ........................................................................ 27,928,502
Net asset value and maximum offering price per share ............................................. $10.51
Class 4:
Net assets, at value ....................................................................... $17,786,007
Shares outstanding ........................................................................ 1,571,976
Net asset value and maximum offering price per share ............................................. $11.31

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2022
Annual Report The accompanying notes are an integral part of these financial statements.
FSC-18
Franklin Small-
Mid Cap Growth
VIP Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $2,165,954
Non-controlled affiliates (Note 3e) ............................................................. 314,449
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 26,433
Non-controlled affiliates (Note 3 e ) ............................................................. 4,964
Total investment income ................................................................... 2,511,800
Expenses:
Management fees (Note 3 a ) ................................................................... 3,341,691
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 836,670
    Class 4 ................................................................................ 69,499
Custodian fees (Note 4 ) ...................................................................... 3,931
Reports to shareholders fees .................................................................. (146,154)
Professional fees ........................................................................... 69,669
Trustees' fees and expenses .................................................................. 5,869
Other .................................................................................... 38,299
Total expenses ......................................................................... 4,219,474
Expense reductions (Note 4 ) ............................................................... (66)
Expenses waived/paid by affiliates (Note 3e) ................................................... (77,849)
Net expenses ......................................................................... 4,141,559
Net investment income (loss) ............................................................ (1,629,759)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (27,497,995)
Foreign currency transactions ................................................................ (5,922)
Net realized gain (loss) .................................................................. (27,503,917)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (163,693,691)
Net realized and unrealized gain (loss) ............................................................ (191,197,608)
Net increase (decrease) in net assets resulting from operations .......................................... $(192,827,367)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Annual Report
FSC-19
Franklin Small-Mid Cap Growth VIP Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(1,629,759) $(4,651,887)
Net realized gain (loss) ................................................. (27,503,917) 110,267,902
Net change in unrealized appreciation (depreciation) ........................... (163,693,691) (48,020,742)
Net increase (decrease) in net assets resulting from operations ................ (192,827,367) 57,595,273
Distributions to shareholders:
Class 1 ............................................................. (13,727,212) (7,430,783)
Class 2 ............................................................. (86,996,421) (58,482,161)
Class 4 ............................................................. (4,892,046) (3,098,704)
Total distributions to shareholders .......................................... (105,615,679) (69,011,648)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 22,252,629 7,817,577
Class 2 ............................................................. 64,583,757 (19,844,931)
Class 4 ............................................................. 5,230,808 1,399,650
Total capital share transactions ............................................ 92,067,194 (10,627,704)
Net increase (decrease) in net assets ................................... (206,375,852) (22,044,079)
Net assets:
Beginning of year ....................................................... 578,608,121 600,652,200
End of year ........................................................... $372,232,269 $578,608,121

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin Small-Mid Cap Growth VIP Fund
FSC-20
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Small-Mid Cap Growth VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class
of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSC-21
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSC-22
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSC-23
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31 , 202 2 , there were an unlimited number of shares authorized (without par value) . Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 821,804 $13,714,783 576,234 $15,810,750
Shares issued in reinvestment of distributions .......... 1,042,309 13,727,212 290,492 7,430,783
Shares redeemed ............................... (303,137) (5,189,366) (559,560) (15,423,956)
Net increase (decrease) .......................... 1,560,976 $22,252,629 307,166 $7,817,577
Class 2 Shares:
Shares sold ................................... 1,666,536 $23,136,529 815,205 $18,971,660
Shares issued in reinvestment of distributions .......... 8,421,725 86,996,421 2,725,170 58,482,161
Shares redeemed ............................... (3,269,675) (45,549,193) (4,194,907) (97,298,752)
Net increase (decrease) .......................... 6,818,586 $64,583,757 (654,532) $(19,844,931)
Class 4 Shares:
Shares sold ................................... 222,601 $3,473,405 227,811 $5,628,165
Shares issued in reinvestment of distributions .......... 439,932 4,892,046 136,748 3,098,704
Shares redeemed ............................... (213,169) (3,134,643) (296,435) (7,327,219)
Net increase (decrease) .......................... 449,364 $5,230,808 68,124 $1,399,650
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSC-24
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2022, the gross effective investment management fee rate was 0.799% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2022, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.800% Up to and including $500 million
0.700% Over $500 million, up to and including $1 billion
0.650% Over $1 billion, up to and including $1.5 billion
0.600% Over $1.5 billion, up to and including $6.5 billion
0.575% Over $6.5 billion, up to and including $11.5 billion
0.550% Over $11.5 billion, up to and including $16.5 billion
0.540% Over $16.5 billion, up to and including $19 billion
0.530% Over $19 billion, up to and including $21.5 billion
0.520% In excess of $21.5 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSC-25
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2022 and 2021, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $ 8,439,570 $ 104,909,669 $ (89,756,769) $ — $ — $ 23,592,470 23,592,470 $ 314,449
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $8,496,850 $34,295,576 $(42,588,208) $— $— $204,218 204,218 $4,964
Total Affiliated Securities ... $16,936,420 $139,205,245 $(132,344,977) $— $— $23,796,688 $319,413
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $24,488,751
2022 2021
Distributions paid from:
Ordinary income .......................................................... $17,659,604 $5,306,215
Long term capital gain ...................................................... 87,956,075 63,705,433
$105,615,679 $69,011,648
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSC-26
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
At December 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2022, aggregated 167,548,421 and 196,131,930, respectively.
At December 31, 2022, in connection with securities lending transactions, the Fund loaned equity investments and received $204,218 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Cost of investments .......................................................................... $333,326,695
Unrealized appreciation ........................................................................ $93,889,550
Unrealized depreciation ........................................................................ (52,859,505)
Net unrealized appreciation (depreciation) .......................................................... $41,030,045
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth VIP Fund
35,200 Benchling, Inc., F ............................ 10/20/21 $ 1,150,910 $ 648,762
8,275 Blaize, Inc., 9/19/25 .......................... 9/20/22 - 9/22/22 — 815
206,272 Blaize, Inc., D .............................. 3/02/21 - 11/09/21 2,154,000 584,090
26,474 Blaize, Inc., D, 2/28/24 ........................ 3/01/21 - 11/09/21 — 550
82,758 Blaize, Inc., D-2 ............................. 4/01/22 - 9/20/22 399,999 132,624
25,878 Databricks, Inc., G ........................... 2/01/21 1,529,975 1,263,056
94,539 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 1,669,739 7,201,036
48,915 Newsela, Inc., D ............................. 1/21/21 1,034,807 679,820
82,367 OneTrust LLC, C ............................ 4/01/21 1,615,242 991,940
Total Restricted Securities (Value is 3.1% of Net Assets) .............. $9,554,672 $11,502,693
5. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSC-27
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
8. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended December 31, 2022, investments in “affiliated companies” were as follows:
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Warrants
at End
of Year
Investment
Income
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Blaize, Inc., D ....... $ 2,050,037 $ — $ — $ — $ —
a
$ —
a
—
a
$ —
Blaize, Inc., D, 2/28/24 . 31,313 — — — —
a
—
a
—
a
—
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $2,081,350 $— $— $— $— $— $—
a
As of December 31, 2022, no longer an affiliate.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSC-28
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2022, the Fund did not use the Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 5,918,710 $ — $ — $ 5,918,710
Airlines .............................. 5,182,022 — — 5,182,022
Auto Components ...................... 217,372 — — 217,372
Banks ............................... 4,112,018 — — 4,112,018
Beverages ........................... 2,377,616 — — 2,377,616
Biotechnology ......................... 10,441,167 — — 10,441,167
Building Products ...................... 5,647,824 — — 5,647,824
Capital Markets ........................ 16,658,089 — — 16,658,089
Chemicals ........................... 1,019,242 — — 1,019,242
Commercial Services & Supplies ........... 4,837,125 — — 4,837,125
Communications Equipment .............. 6,164,580 — — 6,164,580
Containers & Packaging ................. 5,194,700 — — 5,194,700
Electrical Equipment .................... 7,611,198 — — 7,611,198
Electronic Equipment, Instruments &
Components ........................ 10,891,156 — — 10,891,156
Entertainment ......................... 1,431,538 — — 1,431,538
Equity Real Estate Investment Trusts (REITs) . 9,677,531 — — 9,677,531
Food Products ........................ 1,329,804 — — 1,329,804
Health Care Equipment & Supplies ......... 22,722,497 — — 22,722,497
Health Care Providers & Services .......... 2,360,812 — — 2,360,812
Health Care Technology ................. 6,609,329 — — 6,609,329
Hotels, Restaurants & Leisure ............. 22,010,717 — — 22,010,717
Household Durables .................... 5,452,070 — — 5,452,070
Interactive Media & Services .............. 6,439,962 — — 6,439,962
IT Services ........................... 14,539,403 2,359,914 — 16,899,317
Leisure Products ....................... — — 7,201,036 7,201,036
Life Sciences Tools & Services ............ 21,742,904 — — 21,742,904
Machinery ............................ 5,178,940 — — 5,178,940
11. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSC-29
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2022, the reconciliation is as follows:
The Level 3 financial instruments include Fanatics Holdings, Inc. value at $7,201,036, which is valued using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable. May also include fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Oil, Gas & Consumable Fuels ............. $ 8,573,359 $ — $ — $ 8,573,359
Personal Products ..................... 3,315,252 — — 3,315,252
Pharmaceuticals ....................... 5,190,806 — — 5,190,806
Professional Services ................... 8,560,701 — — 8,560,701
Road & Rail .......................... 9,617,145 — — 9,617,145
Semiconductors & Semiconductor Equipment . 15,327,281 — — 15,327,281
Software ............................. 42,172,887 — — 42,172,887
Specialty Retail ........................ 21,813,358 — — 21,813,358
Textiles, Apparel & Luxury Goods .......... 9,520,590 — — 9,520,590
Trading Companies & Distributors .......... 6,837,740 — — 6,837,740
Convertible Preferred Stocks ............... — — 4,300,292 4,300,292
Warrants .............................. — — 1,365 1,365
Short Term Investments ................... 23,796,688 — — 23,796,688
Total Investments in Securities ........... $360,494,133 $2,359,914
a
$11,502,693 $374,356,740
a
Includes foreign securities valued at $2,359,914, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Leisure Products .... $ 4,026,670 $ — $ — $ — $ — $ — $ — $ 3,174,366 $ 7,201,036 $ 3,174,366
Textiles, Apparel &
Luxury Goods .... 1,330,614 — (1,068,276) — — — — (262,338) — —
Convertible Preferred
Stocks :
Diversified Consumer
Services ........ 987,771 — — — — — — (307,951) 679,820 (307,951)
Software .......... 6,692,175 399,998
c
—
c
— — — — (3,471,701) 3,620,472 (3,471,701)
Warrants :
Software .......... 31,313 —
c
— — — — — (29,948) 1,365 (29,948)
Total Investments in
Securities ............ $13,068,543 $399,998 $(1,068,276) $— $— $— $— $(897,572) $11,502,693 $(635,234)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
12. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSC-30
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
(continued)
13. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
FSC-31
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Small-Mid Cap
Growth VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Small-Mid Cap Growth VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31,
2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
FSC-32
Annual Report
Franklin Small-Mid Cap Growth VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2022:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $87,956,075
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $1,886,716

FSI-1
Annual Report
Franklin Strategic Income VIP Fund
This annual report for Franklin Strategic Income VIP Fund covers the fiscal year ended December 31, 202 2 .
Class 1 Performance Summary as of December 31, 202 2
Average annual total return of Class 1 shares* represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
*Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
1
1-Year -10.46%
5-Year +0.21%
10-Year +1.56%

FSI-2
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/12– 12/31/2 2 )
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance* is compared to the performance of the
Bloomberg U.S. Aggregate Bond Index. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Important Notes to Performance Information preceding the Fund Summaries.
**Source: FactSet. Please see Index Descriptions following the Fund Summaries.

FSI-3
Annual Report
1. Source: Morningstar.
One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Summary Schedule of Investments (SOI).
Franklin Strategic Income VIP Fund
Fund Goal and Main Investments
The Fund seeks a high level of current income, with capital
appreciation over the long term as a secondary goal. Under
normal market conditions, the Fund invests primarily to
predominantly in U.S. and foreign debt securities, including those in emerging markets.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Bond
prices generally move in the opposite direction of interest
rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes
in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. High yields reflect the higher
credit risks associated with certain lower rated securities
held in the portfolio. Floating-rate loans and high yield
corporate bonds are rated below investment grade and are
subject to greater risk of default, which could result in loss of principal, a risk that may be heightened in a slowing
economy. The risks of foreign securities include currency
fluctuations and political uncertainty. Investments in
developing markets involve heightened risks related to the
same factors, in addition to those associated with their
relatively small size and lesser liquidity. Investing in
derivative securities and the use of foreign currency
techniques involve special risks and as such may not
achieve the anticipated benefits and/or may result in losses to the Fund. The Fund is actively managed but there is no
guarantee that the manager’s investment decisions will
produce the desired results. The manager’s portfolio
selection strategy is not solely based on ESG
considerations, and therefore the issuers in which the Fund
invests may not be considered ESG-focused companies.
Integrating ESG considerations into the investment process
is not a guarantee that better performance will be achieved.
The Fund's prospectus also includes a description of the
main investment risks.
Russia’s military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. For comparison, the Fund’s
benchmark, the Bloomberg U.S. Aggregate Bond Index,
posted a -13.01% total return for the period under review.
1
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, posted a -13.01% total return for the
12 months ended December 31, 2022.
1
High inflation amid
a strong labor market led to significantly tighter monetary
policy, reducing the value of most bonds. Geopolitical
instability disrupted financial markets following Russia’s
invasion of Ukraine, adding to the uncertainty surrounding
the course of the global economy. While interest rates
increased along the entire yield curve (yields for all Treasury maturities), relatively large increases in shorter-term interest rates led the yield curve to invert during the reporting period
Portfolio Composition
12/31/22
% of Total Net
Assets
Corporate Bonds 42.8%
U.S. Government and Agency Securities 20.1%
Mortgage-Backed Securities 6.3%
Management Investment Companies 6.2%
Asset-Backed Securities 5.3%
Residential Mortgage-Backed Securities 4.7%
Foreign Government and Agency Securities 4.1%
Marketplace Loans 2.3%
Other 1.0%
Short-Term Investments & Other Net Assets 7.2%

Franklin Strategic Income VIP Fund
FSI-4
Annual Report
as investors became increasingly concerned about the
economic outlook.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate seven times,
beginning in March 2022. By the end of the period the
federal funds target rate stood at a range of 4.25%–4.50%,
a full 425 basis points higher than the beginning of the
year. The Fed noted in its December 2022 meeting that
inflation remained elevated amid robust job growth and low
unemployment. In order to achieve its goal of 2% long-run
inflation, the Fed stated it anticipates making additional
increases to the federal funds target rate. Furthermore, the
Fed indicated it would continue to reduce its U.S. Treasury
(UST) and agency debt and mortgage-backed security
holdings.
UST bonds, as measured by the Bloomberg U.S. Treasury
Index, posted a -12.46% total return for the 12-month
period.
1
The 10-year UST yield (which moves inversely to
price) increased sharply amid high inflation and the Fed’s
tightening monetary stance. Mortgage-backed securities
(MBS), as measured by the Bloomberg U.S. MBS Index,
posted a -11.81% total return for the period as mortgage
rates rose to the highest level in over two decades and
modest prepayment rates led to increasing interest-rate
sensitivity.
1
Corporate bond prices also declined, constrained by
inflation, rising interest rates and concerns about the impact of elevated interest rates on corporate borrowing costs and
the wider economy. Corporate yield spreads, a measure
of the difference in yields between corporate bonds and
similarly-dated USTs, rose, reflecting investors’ increased
risk-aversion preferences. In this environment, high-yield
corporate bonds, as represented by the Bloomberg U.S.
Corporate High Yield Index, posted a -11.19% total return,
while investment-grade corporate bonds, as represented
by the Bloomberg U.S. Corporate Investment Grade Index,
posted a -15.76% total return.
1
Investment Strategy
We allocate our investments among the various types
of debt available based on our assessment of changing
economic, global market, industry and issuer conditions.
We use a top-down analysis of macroeconomic trends,
combined with a bottom-up fundamental analysis of market
sectors, industries and issuers, seeking to take advantage of varying sector reactions to economic events. For example,
we may evaluate business cycles, yield curves, country risk, and the relative interest rates among currencies, and values between and within markets. In selecting debt securities, we generally conduct our own analysis of the security’s intrinsic value rather than simply relying on the coupon rate or
rating. We may also enter into various transactions involving certain currency-, interest rate- or credit-related derivative instruments.
Manager’s Discussion
The Fund allocated assets across the broad fixed income
markets, seeking the best relative value opportunities for
income and capital appreciation.
The portfolio’s largest allocation remained in high-yield
corporate credit, but we significantly decreased exposure
over the period, while increasing the allocation to U.S.
Treasuries (UST), investment-grade (IG) corporate credit
and agency mortgage-backed securities (MBS). This
reflected our view that as we got closer to the peak of the
cycle, shorter-term IG bonds and USTs stood to benefit
first. We favored moving up in credit quality and shortening duration for the corporate credit sectors. We also decreased exposure to senior secured floating-rate loans.
We reduced the allocation to non-agency residential
mortgage-backed securities on strong sector performance
for the year. The portfolio held a small allocation to sovereign emerging market securities (sovereign EM), but meaningfully
reduced the allocation, finishing the year at the low-end
of the Fund’s recent historical exposure to the sector. The
Fund’s foreign currency investments remained low at year-
end with exposure consisting of one long Dominican peso-
denominated bond (maturing in early 2023) and short euro
positions.
For the year, historically high volatility across the spectrum of risk assets drove negative absolute returns for almost
every sector of fixed income. The Fund’s large allocation to credit, especially high-yield corporates and loans, as well as negative selection in sovereign EM hurt relative performance for the year. In contrast, the Fund benefited from our
decision to shorten duration ahead of the Fed’s historic
increase in short-term rates. Finally, we benefited from an
underweight allocation to IG corporates and MBS, a sector
that posted historically high volatility and the worst returns in the index’s 47-year history.
The Fund utilized derivatives, including credit default swaps, currency forwards and government bond futures, primarily
as a tool for efficient portfolio management and to manage
overall portfolio risk. These derivative transactions may
provide the same, or similar, net long or short exposure to
select currencies, interest rates, countries, duration or credit risks compared to holding securities.

Franklin Strategic Income VIP Fund
FSI-5
Annual Report
Thank you for your participation in Franklin Strategic Income
VIP Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin Strategic Income VIP Fund
FSI-6
Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1, 000 $1,011.10 $3.37 $1,021.86 $3.39 0.66%

FSI-7
Annual Report
GOF VIP P1 P2 P4 P5 12/22
SUPPLEMENT DATED DECEMBER 23, 2022
TO THE CURRENTLY EFFECTIVE PROSPECTUSES
OF EACH FUND LISTED BELOW
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
I. For Franklin Allocation VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Income VIP Fund, Franklin Strategic Income
VIP Fund and Franklin VolSmart Allocation VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered ESG-
focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-
term performance, there is no guarantee that such results will be achieved.
II. For Franklin Dynatech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin
Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Templeton Developing Markets VIP Fund, Templeton
Global Bond VIP Fund, Templeton Foreign VIP Fund and Templeton Growth VIP Fund, the “ESG Considerations” risk in the
“Fund Details – Principal Risks” section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered
ESG-focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations

FSI-8
Annual Report
assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. In certain circumstances, there may be times when not every investment is assessed for ESG factors and, when they are, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.
III. For Franklin U.S. Government Securities VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
Social and Governance Considerations
Social and/or governance considerations are not the only factors considered by the investment manager and may not be a determinative factor in the investment manager’s selection of securities for the Fund. In addition, the investment manager may not be able to give such considerations meaningful weight if the availability of appropriate securities for the
Fund’s portfolio is limited. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of certain investments may differ from that of investors, third party service providers, such as ratings providers, or other funds. While the investment manager views social and governance considerations as having the potential to contribute to the Fund’s performance, there is no guarantee that such results will be achieved.
Please keep this supplement with your prospectus for future reference.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Strategic Income VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report
FSI-9
a
Year Ended December 31,
2022 2021* 2020
a
2019
a
2018
a
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.64 $10.76 $10.93 $10.65 $11.15
Income from investment operations
b
:
Net investment income
c
......................... 0.37 0.33 0.36 0.45 0.47
Net realized and unrealized gains (losses) ........... (1.49) (0.08) 0.01 0.43 (0.65)
Total from investment operations .................... (1.12) 0.25 0.37 0.88 (0.18)
Less distributions from:
Net investment income and net foreign currency gains .. (0.43) (0.37) (0.54) (0.60) (0.32)
Net asset value, end of year ....................... $9.09 $10.64 $10.76 $10.93 $10.65
Total return
d
................................... (10.46)% 2.28% 3.75% 8.41% (1.65)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.77% 0.78% 0.75% 0.71% 0.67%
Expenses net of waiver and payments by affiliates
e
...... 0.70% 0.74% 0.73% 0.68% 0.63%
Net investment income ........................... 3.84% 3.11% 3.46% 4.09% 4.28%
Supplemental data
Net assets, end of year (000’s) ..................... $189,767 $248,352 $261,409 $285,437 $302,610
Portfolio turnover rate ............................ 63.64% 58.28%
f
114.19% 114.89%
f
107.90%
f
Portfolio turnover rate excluding mortgage dollar rolls
g
.... 63.64% 43.00%
f
73.45% 72.45%
f
40.38%
f
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation III.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(e) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Strategic Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-10
a
Year Ended December 31,
2022 2021* 2020
a
2019
a
2018
a
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.23 $10.36 $10.55 $10.28 $10.76
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.29 0.33 0.40 0.42
Net realized and unrealized gains (losses) ........... (1.43) (0.07) —
d
0.42 (0.61)
Total from investment operations .................... (1.10) 0.22 0.33 0.82 (0.19)
Less distributions from:
Net investment income and net foreign currency gains .. (0.40) (0.35) (0.52) (0.55) (0.29)
Net asset value, end of year ....................... $8.73 $10.23 $10.36 $10.55 $10.28
Total return
e
................................... (10.75)% 2.11% 3.43% 8.05% (1.77)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.02% 1.03% 1.01% 0.96% 0.92%
Expenses net of waiver and payments by affiliates
f
...... 0.95% 0.99% 0.99% 0.93% 0.88%
Net investment income ........................... 3.59% 2.86% 3.23% 3.84% 4.03%
Supplemental data
Net assets, end of year (000’s) ..................... $73,617 $89,733 $100,758 $94,928 $89,264
Portfolio turnover rate ............................ 63.64% 58.28%
g
114.19% 114.89%
g
107.90%
g
Portfolio turnover rate excluding mortgage dollar rolls
h
.... 63.64% 43.00%
g
73.45% 72.45%
g
40.38%
g
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation III.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.
h
See Note 1(e) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSI-11
a
Year Ended December 31,
2022 2021* 2020
a
2019
a
2018
a
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.54 $10.66 $10.83 $10.56 $11.04
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.29 0.32 0.41 0.43
Net realized and unrealized gains (losses) ........... (1.47) (0.07) 0.01 0.42 (0.64)
Total from investment operations .................... (1.14) 0.22 0.33 0.83 (0.21)
Less distributions from:
Net investment income and net foreign currency gains .. (0.39) (0.34) (0.50) (0.56) (0.27)
Net asset value, end of year ....................... $9.01 $10.54 $10.66 $10.83 $10.56
Total return
d
................................... (10.84)% 2.06% 3.34% 7.93% (1.88)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.12% 1.13% 1.10% 1.06% 1.02%
Expenses net of waiver and payments by affiliates
e
...... 1.05% 1.09% 1.09% 1.03% 0.98%
Net investment income ........................... 3.48% 2.76% 3.12% 3.74% 3.93%
Supplemental data
Net assets, end of year (000’s) ..................... $37,419 $50,381 $51,709 $54,485 $60,763
Portfolio turnover rate ............................ 63.64% 58.28%
f
114.19% 114.89%
f
107.90%
f
Portfolio turnover rate excluding mortgage dollar rolls
g
.... 63.64% 43.00%
f
73.45% 72.45%
f
40.38%
f
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation III.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(e) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2022
Franklin Strategic Income VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-12
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.5%
Energy Equipment & Services 0.2%
a
Weatherford International plc ............................. United States 13,794 $ 702,390
Media 0.0%
†
a
Clear Channel Outdoor Holdings, Inc. ...................... United States 20,804 21,844
a
iHeartMedia, Inc., A .................................... United States 8,526 52,265
74,109
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 14,792,309 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 1,472,041 —
—
Oil, Gas & Consumable Fuels 0.3%
a
Amplify Energy Corp. .................................. United States 431 3,789
Birch Permian Holdings, Inc. ............................. United States 34,907 652,324
Birch Permian Holdings, Inc. ............................. United States 4,478 83,683
739,796
Total Common Stocks (Cost $1,965,020) .......................................
1,516,295
Management Investment Companies 6.2%
Capital Markets 6.2%
d
Franklin Floating Rate Income Fund ....................... United States 2,418,451 18,501,151
Total Management Investment Companies (Cost $21,092,057) ....................
18,501,151
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
e,f,g
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 30,118 2,360
Total Convertible Bonds (Cost $8,337) .........................................
2,360
Corporate Bonds 42.8%
Aerospace & Defense 0.7%
Boeing Co. (The) ,
Senior Bond, 3.625%, 2/01/31 .......................... United States 700,000 615,061
Senior Note, 5.15%, 5/01/30 ........................... United States 700,000 684,664
g
TransDigm, Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 900,000 889,551
2,189,276
Air Freight & Logistics 0.3%
g
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 300,000 278,973
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 ..................
United States 650,000 495,921
774,894
Airlines 0.6%
g
American Airlines Inc/AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.75% , 4/20/29 ............................ United States 600,000 549,456
g
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 1,100,000 1,073,738
g
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 100,000 92,863
1,716,057

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSI-13
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Auto Components 1.2%
g
Allison Transmission, Inc. ,
Senior Bond, 144A, 5.875%, 6/01/29 ..................... United States 800,000 $ 752,700
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 300,000 247,125
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ...................
United States 1,000,000 911,466
g
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 600,000 421,683
Goodyear Tire & Rubber Co. (The) , Senior Note , 5% , 7/15/29 ....
United States 800,000 668,360
g
Real Hero Merger Sub 2, Inc. , Senior Note , 144A, 6.25% , 2/01/29 . United States 1,000,000 686,800
3,688,134
Automobiles 0.3%
g
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 1,200,000 851,407
Banks 5.2%
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 ...........
Spain 300,000 230,424
g
BNP Paribas SA ,
Senior Note, 144A, 2.819% to 11/18/24, FRN thereafter, 11/19/25 France 400,000 379,194
Senior Note, 144A, 2.219% to 6/08/25, FRN thereafter, 6/09/26 . France 500,000 459,513
Citigroup, Inc. , Senior Note , 5.61% to 9/28/25, FRN thereafter ,
9/29/26 ........................................... United States 1,600,000 1,608,527
HSBC Holdings plc ,
Senior Bond, 2.848% to 6/03/30, FRN thereafter, 6/04/31 ..... United Kingdom 800,000 640,202
Senior Bond, 2.357% to 8/17/30, FRN thereafter, 8/18/31 ..... United Kingdom 300,000 229,870
Senior Note, 4.18% to 12/08/24, FRN thereafter, 12/09/25 ..... United Kingdom 900,000 874,727
Senior Note, 5.21% to 8/10/27, FRN thereafter, 8/11/28 ....... United Kingdom 550,000 531,505
JPMorgan Chase & Co. ,
f
R, Junior Sub. Bond, 6% to 7/31/23, FRN thereafter, Perpetual . United States 213,000 208,868
Senior Bond, 3.2%, 6/15/26 ............................ United States 1,213,000 1,146,744
Senior Bond, 2.522% to 4/21/30, FRN thereafter, 4/22/31 ..... United States 1,000,000 820,496
Senior Note, 3.845% to 6/13/24, FRN thereafter, 6/14/25 ...... United States 700,000 684,800
KeyBank NA , Senior Note , 4.15% , 8/08/25 ..................
United States 500,000 488,986
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.063% to
9/11/24, FRN thereafter , 9/12/25 ......................... Japan 900,000 894,180
National Bank of Canada , Senior Note , 3.75% to 6/08/24, FRN
thereafter , 6/09/25 ................................... Canada 900,000 875,125
Santander UK Group Holdings plc , Senior Note , 1.673% to 6/23/26,
FRN thereafter , 6/14/27 ............................... United Kingdom 800,000 681,157
g
Societe Generale SA ,
Senior Bond, 144A, 2.889% to 6/08/31, FRN thereafter, 6/09/32 France 800,000 617,304
Senior Note, 144A, 1.792% to 6/08/26, FRN thereafter, 6/09/27 . France 700,000 603,101
SVB Financial Group , Senior Bond , 3.125% , 6/05/30 ...........
United States 300,000 249,001
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 .....
Canada 1,000,000 990,293
Truist Financial Corp. , Senior Note , 5.9% to 10/27/25, FRN
thereafter , 10/28/26 .................................. United States 800,000 818,721
g
UniCredit SpA , Senior Bond , 144A, 3.127% to 6/02/31, FRN
thereafter , 6/03/32 ................................... Italy 500,000 376,917
Wells Fargo & Co. ,
Senior Note, 1.654% to 6/01/23, FRN thereafter, 6/02/24 ...... United States 900,000 885,609
Senior Note, 4.54% to 8/14/25, FRN thereafter, 8/15/26 ....... United States 500,000 490,477
15,785,741
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 3.5% , 6/01/30
Belgium 800,000 730,205

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-14
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Beverages (continued)
g
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 1,000,000 $ 864,772
1,594,977
Biotechnology 0.3%
AbbVie, Inc. , Senior Note , 3.2% , 11/21/29 ...................
United States 700,000 632,626
Amgen, Inc. , Senior Bond , 4.2% , 3/01/33 ...................
United States 400,000 371,302
1,003,928
Building Products 0.6%
g
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 500,000 459,462
g
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 500,000 478,279
g
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 500,000 450,675
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 200,000 163,402
Senior Bond, 144A, 3.375%, 1/15/31 ..................... United States 200,000 150,918
1,702,736
Capital Markets 2.8%
Credit Suisse Group AG ,
Senior Note, 4.55%, 4/17/26 ........................... Switzerland 800,000 706,448
g
Senior Note, 144A, 2.193% to 6/04/25, FRN thereafter, 6/05/26 . Switzerland 250,000 213,725
g
Senior Note, 144A, 6.373% to 7/14/25, FRN thereafter, 7/15/26 . Switzerland 650,000 610,830
Deutsche Bank AG , Senior Note , 5.371% , 9/09/27 .............
Germany 800,000 803,156
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.21% to 4/21/41, FRN thereafter, 4/22/42 ...... United States 400,000 289,655
Senior Note, 0.673% to 3/07/23, FRN thereafter, 3/08/24 ...... United States 900,000 890,369
Senior Note, 5.7%, 11/01/24 ........................... United States 500,000 506,314
Senior Note, 4.387% to 6/14/26, FRN thereafter, 6/15/27 ...... United States 300,000 289,405
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .... United States 1,000,000 875,689
Morgan Stanley ,
Senior Bond, 3.591% to 7/21/27, FRN thereafter, 7/22/28 ..... United States 809,000 743,329
Senior Note, 3.737% to 4/23/23, FRN thereafter, 4/24/24 ...... United States 900,000 895,249
g
MSCI, Inc. , Senior Bond , 144A, 3.25% , 8/15/33 ............... United States 1,200,000 928,444
g
UBS Group AG , Senior Note , 144A, 4.49% to 8/04/24, FRN
thereafter , 8/05/25 ................................... Switzerland 700,000 688,411
8,441,024
Chemicals 2.0%
e,g
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 148,158 92,805
g
ASP Unifrax Holdings, Inc. , Senior Note , 144A, 7.5% , 9/30/29 .... United States 200,000 127,200
g
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 900,000 644,142
Celanese US Holdings LLC , Senior Note , 6.165% , 7/15/27 ......
United States 600,000 592,759
g
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 700,000 595,684
g
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 300,000 269,522
g
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 800,000 681,280
g
Gates Global LLC / Gates Corp. , Senior Note , 144A, 6.25% , 1/15/26 United States 400,000 386,620
g
INEOS Quattro Finance 1 plc , Senior Note , 144A, 3.75% , 7/15/26 . United Kingdom 800,000 EUR 708,065
e,g
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 300,000 211,500
g
Syngenta Finance NV , Senior Note , 144A, 4.892% , 4/24/25 ...... Switzerland 800,000 775,521
g
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ..... United States 800,000 604,769

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSI-15
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
Westlake Corp. , Senior Bond , 3.375% , 6/15/30 ...............
United States 200,000 $ 171,597
g
Yara International ASA , Senior Bond , 144A, 3.148% , 6/04/30 ..... Brazil 100,000 80,357
5,941,821
Commercial Services & Supplies 0.7%
g
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 400,000 331,795
g
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 1,000,000 864,759
g
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ........... United States 1,000,000 873,815
2,070,369
Construction & Engineering 0.2%
g
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 300,000 260,537
g
Great Lakes Dredge & Dock Corp. , Senior Note , 144A, 5.25% ,
6/01/29 ........................................... United States 500,000 389,350
649,887
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Bond , 3.4% , 10/29/33 ................................. Ireland 500,000 380,454
g
Park Aerospace Holdings Ltd. , Senior Note , 144A, 5.5% , 2/15/24 . Ireland 300,000 296,222
g
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 ............ United States 900,000 743,823
1,420,499
Containers & Packaging 0.9%
g
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. , Senior
Note , 144A, 5.25% , 8/15/27 ............................ United States 300,000 224,797
g
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 169,000 168,481
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 75,000 72,882
g
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 500,000 447,337
g
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 600,000 533,190
g
Sealed Air Corp. ,
Senior Bond, 144A, 5.125%, 12/01/24 .................... United States 709,000 697,812
Senior Bond, 144A, 5.5%, 9/15/25 ....................... United States 124,000 122,432
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 400,000 318,805
2,585,736
Diversified Consumer Services 0.2%
Grand Canyon University , 5.125% , 10/01/28 .................
United States 800,000 754,632
Diversified Financial Services 0.4%
g
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 700,000 580,195
g
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 800,000 533,770
1,113,965
Diversified Telecommunication Services 1.1%
g
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 900,000 533,198
g
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 200,000 157,054
AT&T, Inc. , Senior Bond , 3.65% , 9/15/59 ....................
United States 800,000 539,159
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
4.5% , 5/01/32 ...................................... United States 1,000,000 797,925
g
Iliad Holding SASU ,
Senior Secured Note, 144A, 6.5%, 10/15/26 ............... France 300,000 278,755

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-16
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
g
Iliad Holding SASU, (continued)
Senior Secured Note, 144A, 7%, 10/15/28 ................. France 600,000 $ 543,072
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ........
Spain 150,000 115,898
g
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 400,000 334,880
3,299,941
Electric Utilities 1.4%
Duke Energy Corp. , Senior Bond , 2.45% , 6/01/30 .............
United States 400,000 329,819
g
Enel Finance International NV , Senior Note , 144A, 2.65% , 9/10/24 Italy 800,000 765,954
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ..................
United States 1,300,000 1,210,035
Southern Co. (The) , Senior Bond , 4.4% , 7/01/46 ..............
United States 400,000 335,497
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ...
United States 85,000 90,462
g
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 1,100,000 949,995
Senior Secured Bond, 144A, 4.3%, 7/15/29 ................ United States 500,000 450,906
4,132,668
Electrical Equipment 0.3%
Eaton Corp. , Senior Bond , 4.15% , 3/15/33 ...................
United States 200,000 186,556
g
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 900,000 766,062
952,618
Electronic Equipment, Instruments & Components 0.5%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ....
United States 900,000 768,118
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 ....................
United States 800,000 753,347
1,521,465
Energy Equipment & Services 0.1%
g
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9% , 5/17/28 .. United States 400,000 373,415
g
Weatherford International Ltd. , Senior Note , 144A, 11% , 12/01/24 . United States 21,000 21,499
394,914
Entertainment 0.5%
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 300,000 289,266
Senior Bond, 5.875%, 11/15/28 ......................... United States 1,000,000 1,016,030
g
Warnermedia Holdings, Inc. , Senior Note , 144A, 4.054% , 3/15/29 . United States 300,000 260,112
1,565,408
Equity Real Estate Investment Trusts (REITs) 0.8%
AvalonBay Communities, Inc. , Senior Bond , 2.45% , 1/15/31 .....
United States 500,000 414,680
g
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 400,000 331,367
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
3.5% , 3/15/31 ...................................... United States 300,000 206,272
g
Necessity Retail REIT, Inc. (The) / American Finance Operating
Partner LP , Senior Note , 144A, 4.5% , 9/30/28 ............... United States 700,000 515,529
Simon Property Group LP , Senior Bond , 4.25% , 11/30/46 .......
United States 800,000 642,547
g
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 400,000 328,170
2,438,565
Food Products 0.4%
g
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 200,000 150,823

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSI-17
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
General Mills, Inc. , Senior Note , 5.241% , 11/18/25 .............
United States 150,000 $ 150,427
g
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note, 144A, 2.5%, 1/15/27 ....................... United States 700,000 613,277
Senior Note, 144A, 3.625%, 1/15/32 ..................... United States 400,000 324,578
1,239,105
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ....
United States 300,000 202,033
Health Care Equipment & Supplies 0.2%
g
Garden Spinco Corp. , Senior Note , 144A, 8.625% , 7/20/30 ...... United States 200,000 212,289
g
GE HealthCare Technologies, Inc. , Senior Note , 144A, 5.6% ,
11/15/25 .......................................... United States 500,000 503,616
715,905
Health Care Providers & Services 1.4%
Centene Corp. ,
Senior Note, 4.25%, 12/15/27 .......................... United States 300,000 282,021
Senior Note, 2.45%, 7/15/28 ........................... United States 100,000 84,597
Senior Note, 4.625%, 12/15/29 ......................... United States 200,000 183,218
Senior Note, 3.375%, 2/15/30 .......................... United States 600,000 508,575
Senior Note, 2.625%, 8/01/31 .......................... United States 200,000 157,545
g
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 800,000 412,666
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 700,000 601,496
CVS Health Corp. , Senior Bond , 1.75% , 8/21/30 ..............
United States 400,000 316,149
g
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 800,000 645,233
Elevance Health, Inc. , Senior Bond , 3.7% , 9/15/49 ............
United States 150,000 114,630
HCA, Inc. , Senior Bond , 3.5% , 9/01/30 .....................
United States 100,000 86,483
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 200,000 168,033
g
Tenet Healthcare Corp. , Senior Secured Note , 144A, 6.125% ,
6/15/30 ........................................... United States 800,000 763,644
4,324,290
Hotels, Restaurants & Leisure 1.3%
g
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 500,000 430,133
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 800,000 675,550
g
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 200,000 172,489
g
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 600,000 472,320
g
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 300,000 250,882
g
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. , Senior Bond , 144A, 5.875% , 9/01/31 ................ United States 400,000 283,480
g
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 200,000 174,186
g
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 1,200,000 887,694
g
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 500,000 428,148
3,774,882
Household Durables 0.1%
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................
United States 400,000 323,485
Household Products 0.3%
g
Central Garden & Pet Co. , Senior Bond , 144A, 4.125% , 4/30/31 .. United States 500,000 414,550
g
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 300,000 240,355

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-18
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Products (continued)
g
Spectrum Brands, Inc. , Senior Bond , 144A, 3.875% , 3/15/31 ..... United States 400,000 $ 311,614
966,519
Independent Power and Renewable Electricity Producers 2.0%
g
Atlantica Sustainable Infrastructure plc , Senior Note , 144A, 4.125% ,
6/15/28 ........................................... Spain 400,000 355,442
g
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............... United States 600,000 504,305
g
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% , 2/15/31 United States 700,000 582,067
g
Colbun SA ,
Senior Bond, 144A, 3.95%, 10/11/27 ..................... Chile 800,000 746,646
Senior Bond, 144A, 3.15%, 3/06/30 ...................... Chile 300,000 259,727
g
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 1,400,000 1,361,022
g
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ..................................... United States 1,000,000 855,668
g,h
Talen Energy Supply LLC , Senior Secured Note , 144A, 7.25% ,
5/15/27 ........................................... United States 1,300,000 1,351,499
6,016,376
Insurance 0.3%
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 1,000,000 694,334
g
Metropolitan Life Global Funding I , Secured Note , 144A, 4.3% ,
8/25/29 ........................................... United States 300,000 285,714
980,048
Interactive Media & Services 0.5%
g
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ....... China 1,700,000 1,386,073
Internet & Direct Marketing Retail 0.2%
g
Match Group Holdings II LLC , Senior Note , 144A, 3.625% , 10/01/31 United States 600,000 460,898
IT Services 1.2%
g
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 900,000 746,067
g
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 700,000 653,870
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 200,000 175,985
g
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 1,100,000 853,087
g
Presidio Holdings, Inc. , Senior Secured Note , 144A, 4.875% , 2/01/27 United States 1,200,000 1,096,176
3,525,185
Machinery 0.4%
g
ATS Corp. , Senior Note , 144A, 4.125% , 12/15/28 ............. Canada 400,000 345,576
g
Chart Industries, Inc. , Senior Secured Note , 144A, 7.5% , 1/01/30 . United States 400,000 402,616
Parker-Hannifin Corp. , Senior Note , 4.25% , 9/15/27 ...........
United States 400,000 388,759
1,136,951
Marine 0.4%
g
ICTSI Treasury BV , Senior Bond , Reg S, 4.625% , 1/16/23 ....... Philippines 1,200,000 1,197,846
Media 1.7%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 1,300,000 1,015,047
g
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 400,000 292,522
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 300,000 220,843
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 200,000 173,730

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSI-19
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
g
CSC Holdings LLC , Senior Bond , 144A, 3.375% , 2/15/31 ....... United States 400,000 $ 261,508
g
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 600,000 537,936
g
DISH DBS Corp. , Senior Secured Note , 144A, 5.75% , 12/01/28 ... United States 600,000 480,000
g
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Note , 144A, 5% , 8/15/27 .............................. United States 100,000 90,180
g
Sinclair Television Group, Inc. , Senior Secured Note , 144A, 4.125% ,
12/01/30 .......................................... United States 800,000 600,825
g
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 1,000,000 872,220
g
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 400,000 381,768
Senior Secured Note, 144A, 4.5%, 5/01/29 ................ United States 100,000 83,814
5,010,393
Metals & Mining 0.4%
g
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 700,000 569,599
g
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 600,000 515,812
1,085,411
Multiline Retail 0.1%
b,e,g
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 1/06/23 ........................................ South Africa 1,036,360 —
b,e,g
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 1/06/23 ....................................... South Africa 564,697 —
g
Macy's Retail Holdings LLC , Senior Note , 144A, 5.875% , 3/15/30 . United States 500,000 434,600
434,600
Multi-Utilities 0.4%
Dominion Energy, Inc. , A , Senior Note , 4.35% , 8/15/32 .........
United States 1,150,000 1,072,439
Oil, Gas & Consumable Fuels 4.2%
g
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 .............. Norway 900,000 740,342
g
Antero Resources Corp. , Senior Note , 144A, 7.625% , 2/01/29 .... United States 98,000 98,671
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30 ..
Canada 450,000 380,280
g
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 144A, 6% , 2/01/29 .................... United States 700,000 643,269
g
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 300,000 271,154
g
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ....... United States 500,000 420,125
g
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 900,000 863,235
Energy Transfer LP , Senior Bond , 3.75% , 5/15/30 .............
United States 200,000 176,798
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 1,100,000 1,019,654
g
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 100,000 95,389
g
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 100,000 98,059
g
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 700,000 606,416
Senior Bond, 144A, 6.25%, 4/15/32 ...................... United States 200,000 172,877
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 200,000 178,303
g
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 800,000 751,306
g
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/28/25 ..................... United States 1,394,630 1,397,029
MPLX LP , Senior Note , 2.65% , 8/15/30 .....................
United States 1,500,000 1,218,982
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% , 5/15/30
United States 1,600,000 1,486,866

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-20
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 500,000 $ 493,209
Senior Note, 4.5%, 5/15/29 ............................ United States 1,200,000 1,051,374
g
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 300,000 256,125
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 300,000 263,026
12,682,489
Paper & Forest Products 0.4%
g
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ........... United States 400,000 241,040
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ........................... Brazil 700,000 588,827
DM3N, Senior Bond, 3.125%, 1/15/32 .................... Brazil 400,000 312,420
1,142,287
Personal Products 0.3%
g
Oriflame Investment Holding plc , Senior Secured Note , 144A,
5.125% , 5/04/26 ..................................... Switzerland 800,000 500,000
g
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ....... United States 500,000 412,973
912,973
Pharmaceuticals 1.0%
g
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 45,000 44,044
g
Bausch Health Cos., Inc. ,
Secured Note, 144A, 14%, 10/15/30 ..................... United States 15,000 8,980
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 400,000 255,165
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 80,000 62,787
g
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 .. Germany 889,000 836,309
g
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond, 144A, 5.125%, 4/30/31 ..................... United States 300,000 260,291
Senior Secured Note, 144A, 4.125%, 4/30/28 .............. United States 500,000 443,575
Royalty Pharma plc , Senior Bond , 3.3% , 9/02/40 ..............
United States 500,000 348,781
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
5.125% , 5/09/29 ..................................... Israel 900,000 802,662
3,062,594
Real Estate Management & Development 0.3%
g
China Overseas Finance Cayman VI Ltd. , Senior Bond , Reg S,
5.95% , 5/08/24 ..................................... China 400,000 399,272
g
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ..................................... China 700,000 446,852
g
Vivion Investments SARL , Senior Note , Reg S, 3% , 8/08/24 ..... Luxembourg 200,000 EUR 167,422
1,013,546
Road & Rail 0.5%
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ....................
United States 550,000 463,874
g
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 700,000 580,001
g
NESCO Holdings II, Inc. , Secured Note , 144A, 5.5% , 4/15/29 .... United States 500,000 438,150
1,482,025
Software 0.4%
g
Condor Merger Sub, Inc. , Senior Note , 144A, 7.375% , 2/15/30 ... United States 500,000 402,908
g
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 1,100,000 868,589
1,271,497

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSI-21
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail 0.3%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ...............
United States 200,000 $ 178,894
g
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 ... United States 600,000 401,969
g
Park River Holdings, Inc. , Senior Note , 144A, 6.75% , 8/01/29 .... United States 400,000 275,058
855,921
Technology Hardware, Storage & Peripherals 0.1%
Teledyne FLIR LLC , Senior Note , 2.5% , 8/01/30 ..............
United States 200,000 161,873
Thrifts & Mortgage Finance 0.5%
g
BPCE SA , Senior Note , 144A, 2.045% to 10/18/26, FRN thereafter ,
10/19/27 .......................................... France 800,000 690,578
g
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 1,100,000 889,713
1,580,291
Tobacco 0.4%
Altria Group, Inc. , Senior Bond , 3.4% , 5/06/30 ................
United States 1,200,000 1,028,403
g
Imperial Brands Finance plc , Senior Bond , 144A, 4.25% , 7/21/25 . United Kingdom 300,000 286,787
1,315,190
Trading Companies & Distributors 0.4%
g
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 1,100,000 938,900
g
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 300,000 280,434
1,219,334
Transportation Infrastructure 0.0%
†
g
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, Zero Cpn.,
9/30/36 ........................................... United States 186,667 117,979
Wireless Telecommunication Services 0.5%
e,g
Digicel Group Holdings Ltd. , Senior Note , 144A, PIK, 8% , 4/01/25 . Bermuda 20,996 5,563
T-Mobile USA, Inc. ,
Senior Bond, 3.3%, 2/15/51 ............................ United States 500,000 335,868
Senior Note, 3.875%, 4/15/30 .......................... United States 1,300,000 1,180,609
1,522,040
Total Corporate Bonds (Cost $150,634,496) .....................................
128,783,140
i
Marketplace Loans 2.3%
b
Diversified Financial Services 2.3%
a a a a a a
Total Marketplace Loans (Cost $7,671,279) .....................................
6,941,352
Foreign Government and Agency Securities 4.1%
g
African Export-Import Bank (The) , Senior Bond , 144A, 3.994% ,
9/21/29 ........................................... Supranational
j
1,400,000 1,220,940
g
Banque Ouest Africaine de Developpement , Senior Bond , 144A, 5% ,
7/27/27 ........................................... Supranational
j
1,200,000 1,133,124
Colombia Government Bond ,
Senior Bond, 3.875%, 4/25/27 .......................... Colombia 1,400,000 1,243,834
Senior Bond, 9.85%, 6/28/27 ........................... Colombia 5,315,000,000 COP 970,913
g
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 1,000,000 785,101
g
Dominican Republic Government Bond , Senior Note , 144A, 8.9% ,
2/15/23 ...........................................
Dominican
Republic 81,500,000 DOP 1,446,154

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-22
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
f,g
Electricite de France SA , Junior Sub. Bond , 144A, 5.25% to 1/28/23,
FRN thereafter , Perpetual ............................. France 2,425,000 $ 2,419,718
g
Indonesia Asahan Aluminium Persero PT , Senior Bond , 144A,
5.45% , 5/15/30 ..................................... Indonesia 1,400,000 1,335,985
g
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 . South Korea 300,000 302,570
Peru Government Bond , Senior Bond , 6.55% , 3/14/37 ..........
Peru 800,000 845,819
g
Romania Government Bond , Senior Bond , 144A, 6.125% , 1/22/44 . Romania 500,000 461,771
Total Foreign Government and Agency Securities (Cost $14,744,803) ..............
12,165,929
U.S. Government and Agency Securities 20.1%
U.S. Treasury Bonds ,
3.25%, 5/15/42 ..................................... United States 700,000 614,031
3.75%, 11/15/43 ..................................... United States 540,000 506,630
3%, 2/15/48 ........................................ United States 1,800,000 1,476,562
3.125%, 5/15/48 ..................................... United States 1,600,000 1,345,500
3%, 8/15/48 ........................................ United States 800,000 657,375
3.375%, 11/15/48 .................................... United States 1,200,000 1,059,187
3%, 2/15/49 ........................................ United States 1,800,000 1,483,313
U.S. Treasury Notes ,
2.75%, 5/31/23 ..................................... United States 1,000,000 992,598
2.625%, 12/31/23 .................................... United States 3,800,000 3,722,142
2.75%, 2/15/24 ..................................... United States 6,400,000 6,263,000
4.25%, 9/30/24 ..................................... United States 3,300,000 3,283,629
2.25%, 10/31/24 ..................................... United States 3,400,000 3,266,125
3.5%, 9/15/25 ...................................... United States 3,400,000 3,332,531
4.25%, 10/15/25 ..................................... United States 8,700,000 8,694,564
2.875%, 11/30/25 .................................... United States 3,400,000 3,272,234
k
Index Linked, 0.625%, 1/15/26 .......................... United States 2,800,000 3,371,877
2%, 11/15/26 ....................................... United States 3,900,000 3,606,738
2.25%, 2/15/27 ..................................... United States 1,400,000 1,303,148
4.125%, 9/30/27 ..................................... United States 4,100,000 4,115,695
2.75%, 2/15/28 ..................................... United States 300,000 282,129
3.125%, 11/15/28 .................................... United States 2,200,000 2,098,637
3.25%, 6/30/29 ..................................... United States 2,900,000 2,775,844
2.875%, 5/15/32 ..................................... United States 1,300,000 1,198,438
2.75%, 8/15/32 ..................................... United States 1,850,000 1,684,945
Total U.S. Government and Agency Securities (Cost $62,182,821) .................
60,406,872
Asset-Backed Securities 5.3%
Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 . ..
United States 76,200 72,582
Commercial Services & Supplies 0.1%
g,l
Galaxy XXVIII CLO Ltd. , 2018-28A , C , 144A, FRN , 6.029% ,
( 3-month USD LIBOR + 1.95% ), 7/15/31 . .................. United States 250,000 233,803
Diversified Financial Services 5.2%
g,l
BlueMountain CLO Ltd. , 2018-1A , D , 144A, FRN , 7.465% , ( 3-month
USD LIBOR + 3.05% ), 7/30/30 . ......................... United States 1,000,000 844,269
g,l
BlueMountain Fuji EUR CLO V DAC , 5A , B , 144A, FRN , 1.55% ,
( 3-month EURIBOR + 1.55% ), 1/15/33 . ................... Ireland 600,000 EUR 598,673
g,l
Burnham Park CLO Ltd. , 2016-1A , BR , 144A, FRN , 5.743% ,
( 3-month USD LIBOR + 1.5% ), 10/20/29 . .................. United States 460,000 435,145
g,l
Carlyle Global Market Strategies CLO Ltd. , 2014-4RA , C , 144A,
FRN , 6.979% , ( 3-month USD LIBOR + 2.9% ), 7/15/30 . ........ United States 300,000 258,876
g,l
Carlyle GMS Finance MM CLO LLC , 2015-1A , A2R , 144A, FRN ,
6.279% , ( 3-month USD LIBOR + 2.2% ), 10/15/31 . ........... United States 1,213,000 1,144,910

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSI-23
a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
g,l
Carlyle US CLO Ltd. , 2021-1A , A2 , 144A, FRN , 5.529% , ( 3-month
USD LIBOR + 1.45% ), 4/15/34 . ......................... United States 1,500,000 $ 1,425,451
g,m
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-51, PT, 144A, FRN, 15.304%, 1/15/45 ................ United States 109,765 103,643
2019-52, PT, 144A, FRN, 16.254%, 1/15/45 ................ United States 129,790 123,345
2019-S8, PT, 144A, FRN, 10.13%, 1/15/45 ................. United States 66,636 62,122
2020-2, PT, 144A, FRN, 14.758%, 3/15/45 ................. United States 122,864 116,419
2020-7, PT, 144A, FRN, 15.477%, 4/17/45 ................. United States 68,295 63,834
g,l
Dryden 75 CLO Ltd. , 2019-75A , AR2 , 144A, FRN , 5.119% , ( 3-month
USD LIBOR + 1.04% ), 4/15/34 . ......................... United States 2,400,000 2,322,590
g
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 ...................... United States 1,234,731 1,057,127
2021-3, B, 144A, 2.649%, 1/17/41 ....................... United States 448,627 375,912
g,l
LCM 26 Ltd. , 26A , B , 144A, FRN , 5.643% , ( 3-month USD LIBOR +
1.4% ), 1/20/31 . ..................................... United States 250,000 238,981
g,l
LCM XVII LP , 17A , BRR , 144A, FRN , 5.679% , ( 3-month USD LIBOR
+ 1.6% ), 10/15/31 . ................................... United States 350,000 331,544
g,l
LCM XVIII LP , 18A , DR , 144A, FRN , 7.043% , ( 3-month USD LIBOR
+ 2.8% ), 4/20/31 . .................................... United States 770,000 685,332
g,l
Madison Park Euro Funding VIII DAC , 8A , BRN , 144A, FRN ,
3.078% , ( 3-month EURIBOR + 1.7% ), 4/15/32 . .............. Ireland 400,000 EUR 402,469
g,l
Magnetite XXIX Ltd. , 2021-29A , B , 144A, FRN , 5.479% , ( 3-month
USD LIBOR + 1.4% ), 1/15/34 . .......................... United States 1,500,000 1,430,869
g,l
Northwoods Capital Ltd. , 2018-11BA , A1 , 144A, FRN , 5.327% ,
( 3-month USD LIBOR + 1.1% ), 4/19/31 . ................... United States 591,108 575,766
g,l
Octagon Investment Partners 28 Ltd. , 2016-1A , BR , 144A, FRN ,
6.125% , ( 3-month USD LIBOR + 1.8% ), 10/24/30 . ........... United States 250,000 242,907
g,l
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
5.049% , ( 3-month USD LIBOR + 0.97% ), 4/15/31 . ........... United States 500,000 492,355
g,m
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 15.363%, 3/15/26 ................ United States 70,089 69,106
2020-PT2, A, 144A, FRN, 18.341%, 4/15/26 ................ United States 80,712 77,458
2020-PT3, A, 144A, FRN, 19.746%, 5/15/26 ................ United States 23,661 22,269
g,l
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 6.279% , ( 3-month USD
LIBOR + 2.2% ), 1/15/31 . .............................. United States 1,300,000 1,286,410
g,m
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
17.038% , 2/15/26 . ................................... United States 60,161 59,093
g,l
Voya CLO Ltd. , 2013-2A , BR , 144A, FRN , 6.172% , ( 3-month SOFR
+ 2.112% ), 4/25/31 . .................................. United States 780,000 731,226
15,578,101
a a a a a a
Total Asset-Backed Securities (Cost $16,996,097) ...............................
15,884,486
Commercial Mortgage-Backed Securities 0.5%
Diversified Financial Services 0.5%
g,l
BX Commercial Mortgage Trust ,
2021-VOLT, A, 144A, FRN, 5.018%, (1-month USD LIBOR +
0.7%), 9/15/36 ...................................... United States 250,000 241,178
2021-VOLT, B, 144A, FRN, 5.268%, (1-month USD LIBOR +
0.95%), 9/15/36 ..................................... United States 400,000 377,917
2022-LP2, A, 144A, FRN, 5.349%, (1-month SOFR + 1.013%),
2/15/39 ........................................... United States 881,970 851,367
m
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.012% , 7/10/38 United States 186,216 123,145
1,593,607
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $1,707,808) .................
1,593,607

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-24
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities 6.3%
n
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 2.348%, (1-year CMT T-Note +/- MBS Margin), 1/01/33 .. United States 4,491 $ 4,383
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 5.0%
FHLMC Gold Pool, 30 Year, 5%, 4/01/34 - 8/01/35 ............. United States 77,583 78,455
FHLMC Gold Pool, 30 Year, 5.5%, 6/01/33 - 1/01/35 ........... United States 59,889 60,831
FHLMC Gold Pool, 30 Year, 6%, 4/01/33 - 2/01/36 ............. United States 57,763 59,239
FHLMC Gold Pool, 30 Year, 6.5%, 11/01/27 - 7/01/32 .......... United States 6,618 6,824
FHLMC Gold Pool, 30 Year, 7%, 4/01/30 .................... United States 921 948
FHLMC Gold Pool, 30 Year, 7.5%, 8/01/30 .................. United States 120 126
FHLMC Pool, 30 Year, 2%, 3/01/52 ........................ United States 3,905,185 3,184,419
FHLMC Pool, 30 Year, 4%, 6/01/52 ........................ United States 2,715,561 2,549,853
FHLMC Pool, 30 Year, 4.5%, 8/01/52 ....................... United States 6,270,667 6,042,069
FHLMC Pool, 30 Year, 5.5%, 11/01/52 ...................... United States 3,140,515 3,152,795
15,135,559
n
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 4.279%, (1-year CMT T-Note +/- MBS Margin), 12/01/34 .. United States 27,792 27,543
Federal National Mortgage Association (FNMA) Fixed Rate 1.2%
FNMA, 20 Year, 5%, 4/01/30 ............................. United States 16,668 16,769
FNMA, 30 Year, 3%, 9/01/48 - 9/01/51 ...................... United States 1,947,996 1,726,181
FNMA, 30 Year, 4%, 2/01/49 ............................. United States 619,354 593,310
FNMA, 30 Year, 4.5%, 5/01/48 ........................... United States 1,289,597 1,266,258
FNMA, 30 Year, 6.5%, 5/01/31 - 10/01/37 ................... United States 40,731 42,430
3,644,948
Government National Mortgage Association (GNMA) Fixed Rate 0.1%
GNMA I, Single-family, 30 Year, 5%, 11/15/33 - 7/15/34 ......... United States 78,748 80,273
GNMA I, Single-family, 30 Year, 7%, 10/15/28 - 2/15/29 ......... United States 9,352 9,354
GNMA I, Single-family, 30 Year, 7.5%, 9/15/30 ................ United States 771 799
GNMA II, 30 Year, 6.5%, 2/20/34 .......................... United States 1,662 1,611
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 11/20/33 ......... United States 22,518 23,003
GNMA II, Single-family, 30 Year, 6%, 11/20/34 ................ United States 33,774 35,690
GNMA II, Single-family, 30 Year, 6.5%, 4/20/31 - 1/20/33 ........ United States 14,090 14,519
GNMA II, Single-family, 30 Year, 7.5%, 1/20/28 - 4/20/32 ........ United States 4,123 4,231
169,480
Total Mortgage-Backed Securities (Cost $19,582,843) ............................
18,981,913
Residential Mortgage-Backed Securities 4.7%
Diversified Financial Services 2.2%
g
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 118,460 115,518
m
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 376,723 350,412
g,m
CIM Trust ,
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 95,593 89,814
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 199,876 188,269
g,m
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% ,
3/25/67 ........................................... United States 402,548 386,128
g,m
J.P. Morgan Mortgage Trust ,
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................... United States 1,357,156 1,171,482
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................... United States 429,066 369,852
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................... United States 769,693 663,470
g,m
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.485% ,
4/25/66 ........................................... United States 664,621 632,561
g,m
OBX Trust , 2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ........... United States 281,194 242,737

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSI-25
a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Diversified Financial Services (continued)
g,m
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% ,
2/20/49 ........................................... United States 898,433 $ 774,443
g,m
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 .......................................... United States 159,472 133,383
g,m
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ........... United States 1,642,418 1,419,843
6,537,912
a a a a a a
Thrifts & Mortgage Finance 2.5%
l
FHLMC STACR Debt Notes ,
2013-DN2, M2, FRN, 8.639%, (1-month USD LIBOR + 4.25%),
11/25/23 .......................................... United States 762,236 771,550
2014-DN2, M3, FRN, 7.989%, (1-month USD LIBOR + 3.6%),
4/25/24 ........................................... United States 1,013,282 1,025,588
2014-DN3, M3, FRN, 8.389%, (1-month USD LIBOR + 4%),
8/25/24 ........................................... United States 33,814 33,917
2014-DN4, M3, FRN, 8.939%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 198,587 200,817
2015-DNA1, M3, FRN, 7.689%, (1-month USD LIBOR + 3.3%),
10/25/27 .......................................... United States 40,357 40,780
2015-DNA3, M3, FRN, 9.089%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 700,738 724,970
2016-DNA2, M3, FRN, 9.039%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 607,458 625,451
l
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 9.639%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 87,238 88,715
2014-C01, M2, FRN, 8.789%, (1-month USD LIBOR + 4.4%),
1/25/24 ........................................... United States 154,864 159,027
2014-C02, 1M2, FRN, 6.989%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 489,639 495,880
2014-C02, 2M2, FRN, 6.989%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 147,748 147,656
2014-C03, 1M2, FRN, 7.389%, (1-month USD LIBOR + 3%),
7/25/24 ........................................... United States 971,684 990,417
2014-C03, 2M2, FRN, 7.289%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 23,136 23,146
2015-C01, 1M2, FRN, 8.689%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 165,823 168,809
2015-C02, 1M2, FRN, 8.389%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 452,013 454,628
2015-C03, 1M2, FRN, 9.389%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 641,648 651,840
2016-C01, 1M2, FRN, 11.139%, (1-month USD LIBOR + 6.75%),
8/25/28 ........................................... United States 103,677 108,315
2016-C03, 1M2, FRN, 9.689%, (1-month USD LIBOR + 5.3%),
10/25/28 .......................................... United States 556,465 575,752
2017-C04, 2M2, FRN, 7.239%, (1-month USD LIBOR + 2.85%),
11/25/29 .......................................... United States 405,732 409,149
7,696,407
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $15,812,291) .................
14,234,319
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 72,822 —

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-26
a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts
(continued)
a
Mesquite Energy, Inc., Escrow Account ..................... United States 243,000 $ 3,949
Total Escrows and Litigation Trusts (Cost $243,000) .............................
3,949
Total Long Term Investments (Cost $312,640,852) ...............................
279,015,373
a
Short Term Investments 6.1%
a a
Country Shares
a
Value
a a a
Money Market Funds 6.1%
d,o
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .... United States 18,252,570 18,252,570
Total Money Market Funds (Cost $18,252,570) ..................................
18,252,570
Total Short Term Investments (Cost $18,252,570 ) ................................
18,252,570
a
Total Investments (Cost $330,893,422) 98.9% ...................................
$297,267,943
Other Assets, less Liabilities 1.1% .............................................
3,534,631
Net Assets 100.0% ...........................................................
$300,802,574
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
c
See Note 10 regarding restricted securities.
d
See Note 3(e) regarding investments in affiliated management investment companies.
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the aggregate value of these securities was $109,685,653, representing 36.5% of net assets.
h
See Note 7 regarding credit risk and defaulted securities.
i
See Note 1(f) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
j
A supranational organization is an entity formed by two or more central governments through international treaties.
k
Principal amount of security is adjusted for inflation. See Note 1(h).
l
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
m
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
n
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
o
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2022
Franklin Strategic Income VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report
FSI-27
At December 31, 2022, the Fund had the following marketplace loans outstanding. See Note 1(d).
Description
Principal
Amount Value
Marketplace Loans - 2.3%
Freedom Financial Asset Management LLC
APP-11693689.FP.FTS.B, 5.99%, 12/15/23 $ 4,763 $ 4,809
APP-11442537.FP.FTS.B, 5.99%, 12/17/23 3,968 4,007
APP-12232118.FP.FTS.B, 5.99%, 3/05/24 . 4,907 4,954
APP-11925836.FP.FTS.B, 5.99%, 3/12/24 . 4,497 4,546
APP-12933568.FP.FTS.B, 5.99%, 4/01/24 . 5,273 5,327
APP-14154619.FP.FTS.B, 5.99%, 6/07/24 . 7,932 8,026
APP-14139528.FP.FTS.B, 5.99%, 6/10/24 . 7,275 7,388
APP-14479194.FP.FTS.B, 16.99%, 7/11/24 13,684 13,848
APP-10114471.FP.FTS.B, 13.99%, 8/12/24 6,683 6,738
APP-10844146.FP.FTS.B, 23.99%,
10/18/24 .......................... 7,204 1,588
APP-11822354.FP.FTS.B, 9.49%, 12/18/24 15,184 15,324
APP-11766036.FP.FTS.B, 23.74%, 12/18/24 19,120 18,998
APP-11746986.FP.FTS.B, 18.99%, 12/19/24 9,089 9,042
APP-11765697.FP.FTS.B, 16.99%, 12/24/24 7,329 7,336
APP-12220276.FP.FTS.B, 17.49%, 1/17/25 10,977 10,895
APP-11798383.FP.FTS.B, 19.99%, 2/01/25 7,811 7,748
APP-11693771.FP.FTS.B, 9.74%, 2/06/25 . 13,492 13,633
APP-11765858.FP.FTS.B, 19.49%, 2/06/25 12,523 12,372
APP-11695285.FP.FTS.B, 9.74%, 2/07/25 . 12,458 12,591
APP-11818700.FP.FTS.B, 17.74%, 2/08/25 15,814 15,577
APP-11817363.FP.FTS.B, 25.49%, 2/11/25 8,894 809
APP-11948847.FP.FTS.B, 11.74%, 3/08/25 23,666 23,879
APP-12139795.FP.FTS.B, 9.74%, 3/10/25 . 9,986 10,144
APP-14135500.FP.FTS.B, 14.49%, 4/25/25 19,855 20,033
APP-13668983.FP.FTS.B, 7.84%, 5/13/25 . 29,417 29,741
APP-13660633.FP.FTS.B, 25.49%, 5/13/25 8,847 3,150
APP-13704982.FP.FTS.B, 21.99%, 5/25/25 7,552 7,559
APP-14969419.FP.FTS.B, 9.74%, 6/01/25 . 25,794 26,060
APP-14148125.FP.FTS.B, 9.34%, 6/16/25 . 26,394 26,757
APP-13916851.FP.FTS.B, 9.34%, 6/18/25 . 24,875 25,228
APP-14959147.FP.FTS.B, 17.99%, 7/21/25 14,174 14,224
APP-11657858.FP.FTS.B, 17.49%, 12/16/25 12,980 13,075
APP-11765263.FP.FTS.B, 19.49%, 12/24/25 9,806 9,932
APP-11752447.FP.FTS.B, 9.99%, 2/05/26 . 32,321 32,780
APP-11823715.FP.FTS.B, 14.99%, 2/05/26 17,720 5,141
APP-11795510.FP.FTS.B, 12.49%, 2/11/26 15,486 15,718
APP-11804417.FP.FTS.B, 18.49%, 2/12/26 8,271 1,600
APP-11819292.FP.FTS.B, 18.99%, 2/12/26 11,266 11,272
APP-12232816.FP.FTS.B, 15.99%, 3/09/26 20,906 21,096
APP-13646258.FP.FTS.B, 22.99%, 5/14/26 13,363 13,349
APP-13608417.FP.FTS.B, 10.34%, 5/20/26 19,206 19,508
APP-13700836.FP.FTS.B, 18.99%, 5/28/26 17,498 17,491
APP-14159522.FP.FTS.B, 10.34%, 6/15/26 19,841 20,159
APP-14167786.FP.FTS.B, 10.34%, 6/16/26 31,927 32,447
APP-14974854.FP.FTS.B, 16.49%, 7/10/26 18,170 18,312
APP-14865971.FP.FTS.B, 8.74%, 7/24/26 . 26,014 26,472
APP-14985540.FP.FTS.B, 16.74%, 7/24/26 46,057 23,804
APP-11124654.FP.FTS.B, 19.49%, 12/18/26 36,783 36,909
APP-11605924.FP.FTS.B, 11.74%, 12/20/26 39,114 39,625
APP-11720742.FP.FTS.B, 18.99%, 12/21/26 20,858 20,937
APP-11764235.FP.FTS.B, 11.74%, 12/29/26 42,172 42,797
APP-11813151.FP.FTS.B, 20.99%, 12/30/26 4,513 2,871
APP-11822469.FP.FTS.B, 22.49%, 12/30/26 10,410 1,355
APP-12248562.FP.FTS.B, 16.74%, 1/18/27 43,395 43,533
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12016647.FP.FTS.B, 16.99%, 1/25/27 $ 17,258 $ 17,350
APP-11749109.FP.FTS.B, 17.49%, 2/06/27 17,641 17,573
APP-11756687.FP.FTS.B, 19.49%, 2/06/27 6,615 6,520
APP-11803939.FP.FTS.B, 10.99%, 2/10/27 30,049 30,470
APP-11806622.FP.FTS.B, 18.99%, 2/11/27 8,865 8,899
APP-11798689.FP.FTS.B, 16.99%, 2/12/27 17,343 17,565
APP-12238134.FP.FTS.B, 20.24%, 3/03/27 24,397 24,075
APP-12140585.FP.FTS.B, 11.24%, 3/12/27 26,237 26,597
APP-12106231.FP.FTS.B, 11.74%, 3/13/27 37,695 38,288
APP-12249339.FP.FTS.B, 19.49%, 3/13/27 18,048 18,038
APP-11878312.FP.FTS.B, 10.99%, 3/14/27 17,920 18,174
APP-12139734.FP.FTS.B, 13.49%, 3/14/27 14,034 14,252
APP-13678387.FP.FTS.B, 13.84%, 4/03/27 13,485 13,593
APP-13561151.FP.FTS.B, 16.74%, 4/12/27 33,612 34,001
APP-13705025.FP.FTS.B, 10.84%, 5/14/27 26,887 27,239
APP-13695562.FP.FTS.B, 20.49%, 5/14/27 18,374 18,265
APP-13684451.FP.FTS.B, 17.24%, 5/15/27 45,602 46,080
APP-13199139.FP.FTS.B, 11.74%, 5/20/27 39,410 39,999
APP-13685540.FP.FTS.B, 13.59%, 5/20/27 33,364 33,832
APP-13701830.FP.FTS.B, 20.24%, 5/21/27 27,675 27,628
APP-13668745.FP.FTS.B, 23.99%, 5/23/27 14,506 14,475
APP-13628442.FP.FTS.B, 17.99%, 5/24/27 15,893 16,009
APP-13699606.FP.FTS.B, 20.49%, 5/26/27 2,661 2,641
APP-13694837.FP.FTS.B, 14.34%, 5/27/27 41,876 42,580
APP-14967059.FP.FTS.B, 11.99%, 6/01/27 15,214 15,378
APP-14831064.FP.FTS.B, 11.74%, 6/04/27 37,580 38,104
APP-14058204.FP.FTS.B, 11.59%, 6/05/27 12,241 12,390
APP-14861817.FP.FTS.B, 11.99%, 6/05/27 18,470 18,662
APP-14057383.FP.FTS.B, 11.34%, 6/15/27 33,003 33,506
APP-14167090.FP.FTS.B, 11.34%, 6/15/27 36,554 37,110
APP-14120872.FP.FTS.B, 13.59%, 6/15/27 18,392 18,656
APP-14165501.FP.FTS.B, 13.34%, 6/16/27 12,306 12,486
APP-13060373.FP.FTS.B, 11.34%, 6/19/27 21,462 5,919
APP-14163864.FP.FTS.B, 11.34%, 6/19/27 36,608 37,209
APP-14867762.FP.FTS.B, 14.24%, 7/10/27 15,521 15,709
APP-14981611.FP.FTS.B, 16.49%, 7/10/27 10,268 10,392
APP-14837945.FP.FTS.B, 18.49%, 7/10/27 22,342 22,336
APP-14926519.FP.FTS.B, 9.74%, 7/11/27 . 32,238 32,678
APP-14970727.FP.FTS.B, 9.74%, 7/13/27 . 26,912 27,294
APP-14975701.FP.FTS.B, 11.74%, 7/15/27 18,528 18,805
APP-14892088.FP.FTS.B, 14.49%, 7/15/27 9,785 9,935
APP-14939586.FP.FTS.B, 14.24%, 7/22/27 14,083 14,295
APP-14791332.FP.FTS.B, 17.74%, 7/22/27 28,256 28,495
APP-14959631.FP.FTS.B, 17.74%, 7/22/27 47,661 48,461
APP-14178116.FP.FTS.B, 17.74%, 7/23/27 46,947 47,274
1,901,751
LendingClub Corp. - LCX
166043155.LC.FTS.B, 14.3%, 2/03/23 ... 330 330
166662631.LC.FTS.B, 20.55%, 2/21/23 ... 438 442
167225770.LC.FTS.B, 25.65%, 2/28/23 ... 1,118 14
167701933.LC.FTS.B, 10.33%, 3/03/23 ... 1,243 1,237
168221172.LC.FTS.B, 8.81%, 3/15/23 .... 802 793
167497337.LC.FTS.B, 10.33%, 3/15/23 ... 2,261 1,875
166308005.LC.FTS.B, 20.55%, 4/10/23 ... 975 973

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-28
Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX (continued)
166957411.LC.FTS.B, 15.24%, 4/19/23 ... $ 205 $ 200
158759739.LC.FTS.B, 16.12%, 11/25/24 .. 11,110 10,745
165633933.LC.FTS.B, 11.02%, 1/28/25 ... 9,678 9,282
165313131.LC.FTS.B, 11.02%, 2/03/25 ... 15,984 15,296
166049294.LC.FTS.B, 14.3%, 2/03/25 ... 5,990 5,758
166979816.LC.FTS.B, 15.24%, 2/24/25 ... 8,059 7,726
167106425.LC.FTS.B, 18.62%, 2/28/25 ... 4,978 4,833
165954765.LC.FTS.B, 20.55%, 3/20/25 ... 7,390 7,081
165475303.LC.FTS.B, 8.19%, 1/24/33 ... 165 165
165393871.LC.FTS.B, 11.02%, 1/24/33 ... 519 520
165581669.LC.FTS.B, 7.56%, 1/27/33 ... 457 454
165690410.LC.FTS.B, 15.24%, 1/28/33 ... 172 173
165696133.LC.FTS.B, 17.74%, 1/28/33 ... 760 756
68,653
LendingClub Corp. - LCX PM
171026131.LC.FTS.B, 14.02%, 10/08/23 .. 7,059 6,930
171023265.LC.FTS.B, 17.3%, 10/08/23 ... 1,906 1,858
171077226.LC.FTS.B, 10.19%, 10/13/23 .. 763 738
172927033.LC.FTS.B, 10.81%, 12/24/23 .. 2,949 2,880
173276655.LC.FTS.B, 18.24%, 12/24/23 .. 1,976 1,945
174324177.LC.FTS.B, 14.99%, 2/03/24 ... 2,213 2,177
170715926.LC.FTS.B, 16.08%, 10/13/25 .. 9,926 9,635
170676409.LC.FTS.B, 17.3%, 10/13/25 ... 8,023 7,724
171176757.LC.FTS.B, 18.24%, 10/27/25 .. 6,834 6,596
174329530.LC.FTS.B, 20.49%, 2/03/26 ... 7,438 7,281
174350163.LC.FTS.B, 18.44%, 2/15/26 ... 9,648 9,460
57,224
Prosper Funding LLC
1611508.PS.FTS.B, 15.4%, 8/20/24 ..... 3,058 2,962
1612567.PS.FTS.B, 24.6%, 8/23/24 ..... 1,305 1,289
1623671.PS.FTS.B, 25.71%, 9/21/24 .... 6,728 6,642
1628458.PS.FTS.B, 18.5%, 9/22/24 ..... 3,243 3,174
1620408.PS.FTS.B, 12.5%, 9/23/24 ..... 25,477 5,016
1627820.PS.FTS.B, 12.15%, 9/28/24 .... 3,267 3,168
1627811.PS.FTS.B, 13.05%, 9/28/24 .... 13,131 12,730
1638201.PS.FTS.B, 13.3%, 9/28/24 ..... 6,267 6,076
1638657.PS.FTS.B, 16.1%, 9/28/24 ..... 1,334 1,293
1628909.PS.FTS.B, 17.96%, 9/29/24 .... 5,047 4,976
1629401.PS.FTS.B, 13.5%, 9/30/24 ..... 3,985 3,830
1657122.PS.FTS.B, 10.8%, 10/29/24 .... 4,729 4,630
1656696.PS.FTS.B, 11.7%, 10/29/24 .... 8,821 8,642
1645598.PS.FTS.B, 16.2%, 10/31/24 .... 4,778 4,745
1651234.PS.FTS.B, 13.7%, 11/01/24 .... 2,630 2,515
1660959.PS.FTS.B, 14%, 11/05/24 ...... 126 124
1650965.PS.FTS.B, 18.41%, 11/05/24 .... 6,879 6,587
1653314.PS.FTS.B, 13.2%, 11/09/24 .... 2,049 1,975
1654279.PS.FTS.B, 12.4%, 11/11/24 ..... 6,141 5,911
1650962.PS.FTS.B, 13.81%, 11/29/24 .... 7,200 7,021
1686771.PS.FTS.B, 12%, 12/16/24 ...... 4,586 4,426
1679839.PS.FTS.B, 12.76%, 12/16/24 ... 2,839 2,751
1680232.PS.FTS.B, 15.5%, 12/16/24 .... 14,329 13,759
1674092.PS.FTS.B, 16.2%, 12/16/24 .... 4,559 4,408
1679833.PS.FTS.B, 17.54%, 12/16/24 ... 5,782 5,593
1686723.PS.FTS.B, 18.4%, 12/16/24 .... 1,449 1,401
1673696.PS.FTS.B, 24.3%, 12/16/24 .... 5,369 4,543
1688400.PS.FTS.B, 15.4%, 12/20/24 .... 1,432 1,378
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1681375.PS.FTS.B, 16.02%, 12/20/24 ... $ 1,024 $ 993
1690251.PS.FTS.B, 13.66%, 12/22/24 ... 6,397 6,182
1677551.PS.FTS.B, 18.09%, 12/22/24 ... 1,291 1,251
1701345.PS.FTS.B, 11.4%, 1/13/25 ..... 8,524 –
1695034.PS.FTS.B, 14.89%, 1/13/25 .... 3,699 3,544
1701351.PS.FTS.B, 16.1%, 1/13/25 ..... 1,486 1,424
1694578.PS.FTS.B, 19.83%, 1/13/25 .... 3,392 3,250
1702155.PS.FTS.B, 15.21%, 1/14/25 .... 3,703 3,550
1688540.PS.FTS.B, 12.3%, 1/20/25 ..... 7,325 7,069
1705446.PS.FTS.B, 21.69%, 1/20/25 .... 1,518 1,478
1701777.PS.FTS.B, 15.1%, 1/25/25 ..... 5,405 5,175
1688531.PS.FTS.B, 16.02%, 1/26/25 .... 10,490 10,082
1692122.PS.FTS.B, 13%, 2/01/25 ....... 23,416 22,618
1714693.PS.FTS.B, 12.4%, 2/15/25 ..... 8,714 8,411
1721001.PS.FTS.B, 18.6%, 2/15/25 ..... 6,970 6,709
1714705.PS.FTS.B, 18.8%, 2/15/25 ..... 6,200 5,940
1708034.PS.FTS.B, 20.01%, 2/15/25 .... 3,891 3,744
1721031.PS.FTS.B, 20.4%, 2/15/25 ..... 1,558 1,500
1722672.PS.FTS.B, 10.5%, 2/16/25 ..... 4,515 4,359
1722483.PS.FTS.B, 15.4%, 2/16/25 ..... 15,319 14,685
1722186.PS.FTS.B, 24.4%, 2/16/25 ..... 7,513 1,114
1710260.PS.FTS.B, 22.6%, 2/28/25 ..... 1,690 1,624
1718530.PS.FTS.B, 24.4%, 2/28/25 ..... 3,270 3,156
1721323.PS.FTS.B, 16.4%, 3/07/25 ..... 5,380 5,174
1720980.PS.FTS.B, 19.56%, 3/08/25 .... 5,285 5,070
1749430.PS.FTS.B, 23.59%, 4/05/25 .... 6,693 6,384
1743116.PS.FTS.B, 12.4%, 4/06/25 ..... 4,044 3,911
1744403.PS.FTS.B, 13.9%, 4/07/25 ..... 6,905 6,609
1754061.PS.FTS.B, 16%, 4/07/25 ....... 5,721 5,475
1752367.PS.FTS.B, 18.09%, 4/11/25 .... 2,805 –
1752829.PS.FTS.B, 18.09%, 4/11/25 .... 1,644 1,574
1754218.PS.FTS.B, 22.6%, 4/12/25 ..... 1,665 1,595
1750364.PS.FTS.B, 18.5%, 4/15/25 ..... 8,231 7,902
1759842.PS.FTS.B, 22.9%, 4/15/25 ..... 3,748 3,598
1754544.PS.FTS.B, 16.1%, 4/18/25 ..... 8,221 7,870
1606280.PS.FTS.B, 14.7%, 7/17/25 ..... 1,612 –
1605968.PS.FTS.B, 14.29%, 8/17/26 .... 5,989 5,727
1605959.PS.FTS.B, 18.73%, 8/17/26 .... 16,334 15,615
1618044.PS.FTS.B, 15.1%, 8/19/26 ..... 7,923 7,626
1611667.PS.FTS.B, 12.6%, 8/20/26 ..... 5,144 4,958
1620426.PS.FTS.B, 20%, 8/24/26 ....... 17,256 16,705
1610432.PS.FTS.B, 14.03%, 8/25/26 .... 5,184 5,002
1622637.PS.FTS.B, 12.7%, 8/27/26 ..... 5,543 5,351
1622940.PS.FTS.B, 13.7%, 8/30/26 ..... 9,721 9,323
1624202.PS.FTS.B, 11.79%, 9/21/26 .... 15,237 14,688
1648285.PS.FTS.B, 12.62%, 10/26/26 ... 6,555 6,291
1644821.PS.FTS.B, 16.18%, 10/26/26 ... 11,660 11,163
1644836.PS.FTS.B, 18.5%, 10/26/26 .... 5,468 5,265
1648942.PS.FTS.B, 11.89%, 10/27/26 .... 5,308 5,124
1645184.PS.FTS.B, 16.9%, 10/27/26 .... 773 758
1645643.PS.FTS.B, 18.5%, 10/27/26 .... 9,254 8,915
1645601.PS.FTS.B, 26.13%, 10/27/26 ... 4,334 4,244
1646399.PS.FTS.B, 10.5%, 10/28/26 .... 9,080 8,768
1657248.PS.FTS.B, 10.5%, 10/29/26 .... 20,637 20,121
1646459.PS.FTS.B, 11.89%, 10/29/26 .... 8,307 8,109
1646507.PS.FTS.B, 16%, 11/02/26 ...... 13,546 12,971
1654273.PS.FTS.B, 11.4%, 11/05/26 ..... 12,428 11,939
1661067.PS.FTS.B, 12.3%, 11/05/26 .... 8,318 7,991

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSI-29
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1660821.PS.FTS.B, 12.5%, 11/05/26 .... $ 12,488 $ 11,997
1661382.PS.FTS.B, 16.7%, 11/05/26 .... 4,237 4,038
1660956.PS.FTS.B, 18.25%, 11/05/26 .... 5,968 5,687
1651610.PS.FTS.B, 10.8%, 11/08/26 .... 8,676 8,341
1664763.PS.FTS.B, 13.8%, 11/08/26 .... 2,295 2,217
1666497.PS.FTS.B, 13.8%, 11/09/26 .... 12,559 11,953
1647191.PS.FTS.B, 16.32%, 11/12/26 .... 10,314 9,877
1660294.PS.FTS.B, 15.2%, 11/15/26 .... 10,131 9,638
1664083.PS.FTS.B, 11.6%, 11/17/26 ..... 6,634 6,391
1679851.PS.FTS.B, 10.9%, 12/16/26 .... 15,136 14,585
1673693.PS.FTS.B, 12.5%, 12/16/26 .... 13,115 12,650
1686732.PS.FTS.B, 12.62%, 12/16/26 ... 4,234 4,080
1686756.PS.FTS.B, 20.08%, 12/16/26 ... 6,531 6,240
1673687.PS.FTS.B, 25.6%, 12/16/26 .... 8,976 7,586
1674302.PS.FTS.B, 18.33%, 12/17/26 ... 16,212 15,461
1674281.PS.FTS.B, 21%, 12/17/26 ...... 2,592 2,514
1675325.PS.FTS.B, 14%, 12/20/26 ...... 16,950 16,187
1695804.PS.FTS.B, 10.8%, 1/04/27 ..... 4,271 4,108
1694569.PS.FTS.B, 10.5%, 1/13/27 ..... 5,973 5,756
1701348.PS.FTS.B, 11.1%, 1/13/27 ..... 4,276 4,121
1688537.PS.FTS.B, 13.7%, 1/13/27 ..... 9,066 8,635
1702140.PS.FTS.B, 11.55%, 1/14/27 .... 12,850 12,386
1701774.PS.FTS.B, 19.3%, 1/16/27 ..... 7,054 6,698
1703079.PS.FTS.B, 10.5%, 1/18/27 ..... 11,861 11,443
1689971.PS.FTS.B, 11.6%, 1/18/27 ..... 6,855 6,613
1691666.PS.FTS.B, 11.88%, 1/19/27 .... 6,862 6,622
1705047.PS.FTS.B, 17.54%, 1/19/27 .... 12,918 12,330
1704972.PS.FTS.B, 24.18%, 1/19/27 .... 6,253 6,050
1692578.PS.FTS.B, 13.1%, 1/20/27 ..... 3,435 3,316
1699192.PS.FTS.B, 14.6%, 1/20/27 ..... 29,830 28,483
1694423.PS.FTS.B, 15%, 1/24/27 ....... 13,012 12,442
1702129.PS.FTS.B, 12.7%, 1/25/27 ..... 6,022 5,819
1709019.PS.FTS.B, 19%, 1/25/27 ....... 10,550 10,105
1702634.PS.FTS.B, 21.95%, 2/04/27 .... 12,573 12,013
1721025.PS.FTS.B, 10.53%, 2/15/27 .... 1,734 1,674
1714696.PS.FTS.B, 12.6%, 2/15/27 ..... 8,732 8,427
1708016.PS.FTS.B, 12.62%, 2/15/27 .... 17,465 16,854
1720968.PS.FTS.B, 12.62%, 2/15/27 .... 17,465 16,854
1714699.PS.FTS.B, 16.1%, 2/15/27 ..... 8,830 8,418
1715326.PS.FTS.B, 16.83%, 2/15/27 .... 14,601 13,889
1709231.PS.FTS.B, 13.7%, 2/16/27 ..... 12,707 12,120
1716949.PS.FTS.B, 11.77%, 2/17/27 .... 13,119 12,685
1711397.PS.FTS.B, 18.15%, 2/22/27 .... 15,992 15,283
1709558.PS.FTS.B, 13.4%, 2/28/27 ..... 16,233 15,527
1752507.PS.FTS.B, 25.9%, 4/05/27 ..... 6,967 6,615
1743635.PS.FTS.B, 13.1%, 4/06/27 ..... 11,336 10,968
1753401.PS.FTS.B, 16.9%, 4/06/27 ..... 13,836 13,085
1750201.PS.FTS.B, 19.9%, 4/06/27 ..... 9,168 8,669
1750603.PS.FTS.B, 14.29%, 4/07/27 .... 4,521 4,318
1751788.PS.FTS.B, 15.7%, 4/08/27 ..... 9,075 8,671
1759809.PS.FTS.B, 12.5%, 4/15/27 ..... 28,349 27,510
1753794.PS.FTS.B, 15.1%, 4/20/27 ..... 7,292 6,964
1700734.PS.FTS.B, 16.2%, 12/24/27 .... 22,093 21,124
1,037,276
Upgrade, Inc. - Card
992398221.UG.FTS.B, 19.3%, 4/03/24 ... 101 101
992447830.UG.FTS.B, 22.45%, 4/03/24 .. 153 152
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992438577.UG.FTS.B, 25.45%, 4/03/24 .. $ 187 $ 186
992341725.UG.FTS.B, 28.48%, 4/03/24 .. 34 34
992357631.UG.FTS.B, 28.48%, 4/03/24 .. 2 2
992458720.UG.FTS.B, 29.49%, 4/03/24 .. 28 28
992378488.UG.FTS.B, Zero Cpn, 4/04/24 . 158 11
992264301.UG.FTS.B, 29.49%, 4/04/24 .. 246 247
992282840.UG.FTS.B, 29.49%, 4/04/24 .. 595 604
992459954.UG.FTS.B, 29.49%, 4/04/24 .. 142 18
992250596.UG.FTS.B, Zero Cpn, 4/05/24 . 65 5
992347446.UG.FTS.B, Zero Cpn, 4/05/24 . 907 63
992350092.UG.FTS.B, Zero Cpn, 4/05/24 . 90 6
992414707.UG.FTS.B, Zero Cpn, 4/05/24 . 248 17
992436739.UG.FTS.B, Zero Cpn, 4/05/24 . 51 4
992444368.UG.FTS.B, Zero Cpn, 4/05/24 . 901 63
992285365.UG.FTS.B, 17.49%, 4/05/24 .. 283 285
992240347.UG.FTS.B, 18.71%, 4/05/24 .. 95 96
992241984.UG.FTS.B, 18.71%, 4/05/24 .. 219 221
992239693.UG.FTS.B, 19.3%, 4/05/24 ... 482 480
992324126.UG.FTS.B, 19.3%, 4/05/24 ... 157 (1)
992378711.UG.FTS.B, 19.3%, 4/05/24 ... 568 571
992333048.UG.FTS.B, 19.99%, 4/05/24 .. 108 108
992246266.UG.FTS.B, 20.47%, 4/05/24 .. 28 28
992286774.UG.FTS.B, 20.47%, 4/05/24 .. 231 232
992418214.UG.FTS.B, 20.47%, 4/05/24 .. 669 667
992419308.UG.FTS.B, 20.47%, 4/05/24 .. 32 2
992239776.UG.FTS.B, 20.96%, 4/05/24 .. 239 240
992244483.UG.FTS.B, 21.48%, 4/05/24 .. 204 205
992266844.UG.FTS.B, 21.48%, 4/05/24 .. 89 89
992416498.UG.FTS.B, 21.48%, 4/05/24 .. 713 709
992256931.UG.FTS.B, 25.44%, 4/05/24 .. 231 28
992273417.UG.FTS.B, 25.44%, 4/05/24 .. 55 55
992300539.UG.FTS.B, 25.45%, 4/05/24 .. 34 34
992274561.UG.FTS.B, 28.48%, 4/05/24 .. 53 53
992284254.UG.FTS.B, 28.48%, 4/05/24 .. 146 149
992296532.UG.FTS.B, 28.48%, 4/05/24 .. 17 17
992315245.UG.FTS.B, 28.48%, 4/05/24 .. 67 67
992334224.UG.FTS.B, 28.48%, 4/05/24 .. 67 68
992379401.UG.FTS.B, 28.48%, 4/05/24 .. 122 123
992395391.UG.FTS.B, 28.48%, 4/05/24 .. 94 94
992401140.UG.FTS.B, 28.48%, 4/05/24 .. 168 170
992443753.UG.FTS.B, 28.48%, 4/05/24 .. 114 114
992255341.UG.FTS.B, 28.98%, 4/05/24 .. 320 (16)
992349368.UG.FTS.B, 29.46%, 4/05/24 .. 30 30
992273722.UG.FTS.B, 29.47%, 4/05/24 .. 217 220
992248833.UG.FTS.B, 29.48%, 4/05/24 .. 74 75
992256649.UG.FTS.B, 29.48%, 4/05/24 .. 146 19
992267090.UG.FTS.B, 29.48%, 4/05/24 .. 94 96
992275640.UG.FTS.B, 29.48%, 4/05/24 .. 152 153
992279719.UG.FTS.B, 29.48%, 4/05/24 .. 83 82
992308582.UG.FTS.B, 29.48%, 4/05/24 .. 12 11
992308882.UG.FTS.B, 29.48%, 4/05/24 .. 10 10
992324240.UG.FTS.B, 29.48%, 4/05/24 .. 138 141
992347467.UG.FTS.B, 29.48%, 4/05/24 .. 220 223
992239914.UG.FTS.B, 29.49%, 4/05/24 .. 42 42
992243934.UG.FTS.B, 29.49%, 4/05/24 .. 36 14
992244373.UG.FTS.B, 29.49%, 4/05/24 .. 85 85
992246075.UG.FTS.B, 29.49%, 4/05/24 .. 119 120
992247689.UG.FTS.B, 29.49%, 4/05/24 .. 624 618

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-30
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992262726.UG.FTS.B, 29.49%, 4/05/24 .. $ 241 $ 244
992262764.UG.FTS.B, 29.49%, 4/05/24 .. 16 16
992267548.UG.FTS.B, 29.49%, 4/05/24 .. 35 30
992267982.UG.FTS.B, 29.49%, 4/05/24 .. 286 290
992271382.UG.FTS.B, 29.49%, 4/05/24 .. 129 131
992273344.UG.FTS.B, 29.49%, 4/05/24 .. 39 39
992273433.UG.FTS.B, 29.49%, 4/05/24 .. 57 4
992277911.UG.FTS.B, 29.49%, 4/05/24 .. 101 27
992283053.UG.FTS.B, 29.49%, 4/05/24 .. 92 93
992283646.UG.FTS.B, 29.49%, 4/05/24 .. 211 156
992284455.UG.FTS.B, 29.49%, 4/05/24 .. 1,395 1,416
992284613.UG.FTS.B, 29.49%, 4/05/24 .. – –
992287261.UG.FTS.B, 29.49%, 4/05/24 .. 22 22
992287722.UG.FTS.B, 29.49%, 4/05/24 .. 133 33
992289546.UG.FTS.B, 29.49%, 4/05/24 .. 27 24
992289947.UG.FTS.B, 29.49%, 4/05/24 .. 125 122
992296652.UG.FTS.B, 29.49%, 4/05/24 .. 11 11
992296969.UG.FTS.B, 29.49%, 4/05/24 .. 66 4
992297108.UG.FTS.B, 29.49%, 4/05/24 .. 72 73
992302092.UG.FTS.B, 29.49%, 4/05/24 .. 112 109
992307882.UG.FTS.B, 29.49%, 4/05/24 .. 117 118
992309362.UG.FTS.B, 29.49%, 4/05/24 .. 145 148
992309531.UG.FTS.B, 29.49%, 4/05/24 .. 79 20
992310025.UG.FTS.B, 29.49%, 4/05/24 .. 238 239
992323342.UG.FTS.B, 29.49%, 4/05/24 .. 49 49
992323446.UG.FTS.B, 29.49%, 4/05/24 .. 96 95
992324210.UG.FTS.B, 29.49%, 4/05/24 .. 60 60
992328175.UG.FTS.B, 29.49%, 4/05/24 .. 54 4
992328853.UG.FTS.B, 29.49%, 4/05/24 .. 111 113
992329601.UG.FTS.B, 29.49%, 4/05/24 .. 72 71
992333933.UG.FTS.B, 29.49%, 4/05/24 .. 193 27
992336975.UG.FTS.B, 29.49%, 4/05/24 .. 142 142
992344980.UG.FTS.B, 29.49%, 4/05/24 .. 78 10
992345689.UG.FTS.B, 29.49%, 4/05/24 .. 72 71
992345838.UG.FTS.B, 29.49%, 4/05/24 .. 171 (8)
992348729.UG.FTS.B, 29.49%, 4/05/24 .. 54 54
992350277.UG.FTS.B, 29.49%, 4/05/24 .. 137 138
992364426.UG.FTS.B, 29.49%, 4/05/24 .. 42 42
992365430.UG.FTS.B, 29.49%, 4/05/24 .. 54 54
992366150.UG.FTS.B, 29.49%, 4/05/24 .. 196 198
992380190.UG.FTS.B, 29.49%, 4/05/24 .. 7 7
992382545.UG.FTS.B, 29.49%, 4/05/24 .. 7 7
992402117.UG.FTS.B, 29.49%, 4/05/24 .. 174 45
992405301.UG.FTS.B, 29.49%, 4/05/24 .. 39 39
992412416.UG.FTS.B, 29.49%, 4/05/24 .. 348 346
992419454.UG.FTS.B, 29.49%, 4/05/24 .. 33 32
992428512.UG.FTS.B, 29.49%, 4/05/24 .. 124 123
992435585.UG.FTS.B, 29.49%, 4/05/24 .. 371 296
992439811.UG.FTS.B, 29.49%, 4/05/24 .. 86 85
992455893.UG.FTS.B, 29.49%, 4/05/24 .. 109 109
992461968.UG.FTS.B, 29.49%, 4/05/24 .. 83 82
992330988.UG.FTS.B, 18.71%, 6/03/24 .. 210 212
992264392.UG.FTS.B, Zero Cpn, 4/03/25 . 522 36
992460846.UG.FTS.B, Zero Cpn, 4/03/25 . 494 35
992271010.UG.FTS.B, 17.97%, 4/03/25 .. 200 199
992355930.UG.FTS.B, 19.8%, 4/03/25 ... 214 215
992244955.UG.FTS.B, 19.99%, 4/03/25 .. 122 123
992318841.UG.FTS.B, 19.99%, 4/03/25 .. 1,046 1,038
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992460958.UG.FTS.B, 20.46%, 4/03/25 .. $ 305 $ 306
992341430.UG.FTS.B, 23.95%, 4/03/25 .. 146 145
992249317.UG.FTS.B, 28.98%, 4/03/25 .. 698 710
992287702.UG.FTS.B, 28.98%, 4/03/25 .. 301 301
992307437.UG.FTS.B, 28.98%, 4/03/25 .. 498 497
992401201.UG.FTS.B, 28.98%, 4/03/25 .. 28 28
992458860.UG.FTS.B, 28.98%, 4/03/25 .. 239 14
992464185.UG.FTS.B, 28.98%, 4/03/25 .. 46 46
992236828.UG.FTS.B, 29.49%, 4/03/25 .. 84 86
992261673.UG.FTS.B, 29.49%, 4/03/25 .. 97 95
992296038.UG.FTS.B, 29.49%, 4/03/25 .. 388 394
992334340.UG.FTS.B, 29.49%, 4/03/25 .. 86 24
992345330.UG.FTS.B, 29.49%, 4/03/25 .. 406 411
992367110.UG.FTS.B, 29.49%, 4/03/25 .. 1,006 1,008
992457538.UG.FTS.B, 29.49%, 4/03/25 .. 23 23
992458735.UG.FTS.B, 29.49%, 4/03/25 .. 22 9
992458807.UG.FTS.B, 29.49%, 4/03/25 .. 55 55
992462894.UG.FTS.B, 29.49%, 4/03/25 .. 109 110
992461071.UG.FTS.B, Zero Cpn, 4/04/25 . 155 11
992457494.UG.FTS.B, 17.99%, 4/04/25 .. 559 564
992299146.UG.FTS.B, 28.98%, 4/04/25 .. 567 564
992362408.UG.FTS.B, 28.98%, 4/04/25 .. 21 21
992408749.UG.FTS.B, 28.98%, 4/04/25 .. 351 74
992461489.UG.FTS.B, 28.98%, 4/04/25 .. 18 18
992250417.UG.FTS.B, 29.49%, 4/04/25 .. 176 174
992264434.UG.FTS.B, 29.49%, 4/04/25 .. 215 212
992297978.UG.FTS.B, 29.49%, 4/04/25 .. 42 41
992459117.UG.FTS.B, 29.49%, 4/04/25 .. 11 11
992379087.UG.FTS.B, Zero Cpn, 4/05/25 . 992 69
992397317.UG.FTS.B, Zero Cpn, 4/05/25 . 32 2
992245824.UG.FTS.B, 16.99%, 4/05/25 .. 212 212
992282393.UG.FTS.B, 16.99%, 4/05/25 .. 1,649 1,677
992335587.UG.FTS.B, 17.97%, 4/05/25 .. 355 221
992294096.UG.FTS.B, 17.99%, 4/05/25 .. 381 381
992300496.UG.FTS.B, 17.99%, 4/05/25 .. 98 99
992239267.UG.FTS.B, 19.21%, 4/05/25 .. 1,665 1,688
992346705.UG.FTS.B, 19.21%, 4/05/25 .. 827 839
992442455.UG.FTS.B, 19.21%, 4/05/25 .. 2,011 2,024
992300281.UG.FTS.B, 19.8%, 4/05/25 ... 18 18
992307969.UG.FTS.B, 19.8%, 4/05/25 ... 97 98
992349565.UG.FTS.B, 19.8%, 4/05/25 ... 993 1,005
992350427.UG.FTS.B, 19.8%, 4/05/25 ... 829 839
992383581.UG.FTS.B, 19.8%, 4/05/25 ... 219 222
992254243.UG.FTS.B, 19.99%, 4/05/25 .. 347 349
992268585.UG.FTS.B, 19.99%, 4/05/25 .. 94 97
992270154.UG.FTS.B, 19.99%, 4/05/25 .. 520 536
992290118.UG.FTS.B, 19.99%, 4/05/25 .. 122 126
992336548.UG.FTS.B, 19.99%, 4/05/25 .. 1,274 1,289
992357555.UG.FTS.B, 19.99%, 4/05/25 .. 161 164
992379889.UG.FTS.B, 19.99%, 4/05/25 .. 1,042 1,067
992341688.UG.FTS.B, 20.46%, 4/05/25 .. 127 128
992453559.UG.FTS.B, 20.46%, 4/05/25 .. 2,063 2,071
992241765.UG.FTS.B, 20.97%, 4/05/25 .. 433 438
992386629.UG.FTS.B, 20.97%, 4/05/25 .. 3,318 3,354
992251309.UG.FTS.B, 21.46%, 4/05/25 .. 412 416
992297939.UG.FTS.B, 21.46%, 4/05/25 .. 7 7
992347533.UG.FTS.B, 21.46%, 4/05/25 .. 208 210
992413295.UG.FTS.B, 21.46%, 4/05/25 .. 133 133

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSI-31
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992238211.UG.FTS.B, 21.98%, 4/05/25 .. $ 657 $ 663
992263295.UG.FTS.B, 21.98%, 4/05/25 .. 335 335
992395369.UG.FTS.B, 21.98%, 4/05/25 .. 275 277
992263400.UG.FTS.B, 22.95%, 4/05/25 .. 350 352
992262511.UG.FTS.B, 22.97%, 4/05/25 .. 728 733
992330039.UG.FTS.B, 22.97%, 4/05/25 .. 561 368
992378853.UG.FTS.B, 22.97%, 4/05/25 .. 899 58
992415093.UG.FTS.B, 22.97%, 4/05/25 .. 237 239
992268373.UG.FTS.B, 23.95%, 4/05/25 .. 507 503
992309324.UG.FTS.B, 23.95%, 4/05/25 .. 782 51
992350011.UG.FTS.B, 23.95%, 4/05/25 .. 79 79
992402436.UG.FTS.B, 23.95%, 4/05/25 .. 10 10
992350254.UG.FTS.B, 24.96%, 4/05/25 .. 106 105
992252550.UG.FTS.B, 27.99%, 4/05/25 .. 40 39
992438360.UG.FTS.B, 27.99%, 4/05/25 .. 193 195
992240832.UG.FTS.B, 28.98%, 4/05/25 .. 79 81
992246882.UG.FTS.B, 28.98%, 4/05/25 .. 772 788
992248396.UG.FTS.B, 28.98%, 4/05/25 .. 857 883
992252552.UG.FTS.B, 28.98%, 4/05/25 .. 10 10
992253878.UG.FTS.B, 28.98%, 4/05/25 .. 573 566
992255354.UG.FTS.B, 28.98%, 4/05/25 .. 54 15
992259876.UG.FTS.B, 28.98%, 4/05/25 .. 106 109
992260350.UG.FTS.B, 28.98%, 4/05/25 .. 97 97
992260733.UG.FTS.B, 28.98%, 4/05/25 .. 298 306
992262040.UG.FTS.B, 28.98%, 4/05/25 .. 177 182
992263660.UG.FTS.B, 28.98%, 4/05/25 .. 478 476
992266496.UG.FTS.B, 28.98%, 4/05/25 .. 132 132
992267371.UG.FTS.B, 28.98%, 4/05/25 .. 1,055 1,087
992269403.UG.FTS.B, 28.98%, 4/05/25 .. 10 10
992269419.UG.FTS.B, 28.98%, 4/05/25 .. 354 42
992270480.UG.FTS.B, 28.98%, 4/05/25 .. 232 240
992273307.UG.FTS.B, 28.98%, 4/05/25 .. 2,206 2,272
992283631.UG.FTS.B, 28.98%, 4/05/25 .. 821 832
992283659.UG.FTS.B, 28.98%, 4/05/25 .. 215 219
992284082.UG.FTS.B, 28.98%, 4/05/25 .. 213 220
992284271.UG.FTS.B, 28.98%, 4/05/25 .. 1,709 1,741
992284330.UG.FTS.B, 28.98%, 4/05/25 .. 1 1
992285475.UG.FTS.B, 28.98%, 4/05/25 .. 26 26
992286835.UG.FTS.B, 28.98%, 4/05/25 .. 112 115
992289248.UG.FTS.B, 28.98%, 4/05/25 .. 17 17
992293208.UG.FTS.B, 28.98%, 4/05/25 .. 308 312
992293228.UG.FTS.B, 28.98%, 4/05/25 .. 113 73
992300368.UG.FTS.B, 28.98%, 4/05/25 .. 98 101
992300466.UG.FTS.B, 28.98%, 4/05/25 .. 407 273
992300547.UG.FTS.B, 28.98%, 4/05/25 .. 119 123
992300944.UG.FTS.B, 28.98%, 4/05/25 .. 147 149
992308269.UG.FTS.B, 28.98%, 4/05/25 .. 116 120
992308546.UG.FTS.B, 28.98%, 4/05/25 .. 92 94
992310426.UG.FTS.B, 28.98%, 4/05/25 .. 166 163
992314709.UG.FTS.B, 28.98%, 4/05/25 .. 372 370
992316890.UG.FTS.B, 28.98%, 4/05/25 .. 884 907
992317837.UG.FTS.B, 28.98%, 4/05/25 .. 11 11
992322709.UG.FTS.B, 28.98%, 4/05/25 .. 170 175
992323257.UG.FTS.B, 28.98%, 4/05/25 .. 14 14
992324031.UG.FTS.B, 28.98%, 4/05/25 .. 665 685
992333704.UG.FTS.B, 28.98%, 4/05/25 .. 36 13
992336076.UG.FTS.B, 28.98%, 4/05/25 .. 44 (2)
992336115.UG.FTS.B, 28.98%, 4/05/25 .. 296 305
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992345324.UG.FTS.B, 28.98%, 4/05/25 .. $ 28 $ 28
992348005.UG.FTS.B, 28.98%, 4/05/25 .. 425 438
992349767.UG.FTS.B, 28.98%, 4/05/25 .. 279 (14)
992350279.UG.FTS.B, 28.98%, 4/05/25 .. 456 298
992353271.UG.FTS.B, 28.98%, 4/05/25 .. 607 622
992360785.UG.FTS.B, 28.98%, 4/05/25 .. 186 (9)
992378373.UG.FTS.B, 28.98%, 4/05/25 .. 666 675
992385229.UG.FTS.B, 28.98%, 4/05/25 .. 253 260
992398111.UG.FTS.B, 28.98%, 4/05/25 .. 136 138
992406035.UG.FTS.B, 28.98%, 4/05/25 .. 755 778
992409294.UG.FTS.B, 28.98%, 4/05/25 .. 16 15
992413133.UG.FTS.B, 28.98%, 4/05/25 .. 418 90
992415454.UG.FTS.B, 28.98%, 4/05/25 .. 929 943
992435220.UG.FTS.B, 28.98%, 4/05/25 .. 183 184
992437799.UG.FTS.B, 28.98%, 4/05/25 .. 7 7
992442881.UG.FTS.B, 28.98%, 4/05/25 .. 57 56
992443445.UG.FTS.B, 28.98%, 4/05/25 .. 19 19
992446631.UG.FTS.B, 28.98%, 4/05/25 .. 86 88
992446902.UG.FTS.B, 28.98%, 4/05/25 .. 3 3
992451365.UG.FTS.B, 28.98%, 4/05/25 .. 14 14
992452469.UG.FTS.B, 28.98%, 4/05/25 .. 252 254
992453910.UG.FTS.B, 28.98%, 4/05/25 .. 30 30
992276659.UG.FTS.B, 29.46%, 4/05/25 .. 42 17
992290075.UG.FTS.B, 29.46%, 4/05/25 .. 10 6
992293126.UG.FTS.B, 29.46%, 4/05/25 .. 54 55
992304458.UG.FTS.B, 29.46%, 4/05/25 .. 96 99
992237772.UG.FTS.B, 29.49%, 4/05/25 .. 49 49
992238384.UG.FTS.B, 29.49%, 4/05/25 .. 53 54
992239318.UG.FTS.B, 29.49%, 4/05/25 .. 103 106
992239897.UG.FTS.B, 29.49%, 4/05/25 .. 34 34
992241701.UG.FTS.B, 29.49%, 4/05/25 .. 558 373
992243923.UG.FTS.B, 29.49%, 4/05/25 .. 2,892 2,947
992249401.UG.FTS.B, 29.49%, 4/05/25 .. – –
992250643.UG.FTS.B, 29.49%, 4/05/25 .. 256 15
992254667.UG.FTS.B, 29.49%, 4/05/25 .. 371 370
992256558.UG.FTS.B, 29.49%, 4/05/25 .. 116 119
992256966.UG.FTS.B, 29.49%, 4/05/25 .. 632 622
992259460.UG.FTS.B, 29.49%, 4/05/25 .. 87 89
992262634.UG.FTS.B, 29.49%, 4/05/25 .. 17 17
992263028.UG.FTS.B, 29.49%, 4/05/25 .. 21 21
992266945.UG.FTS.B, 29.49%, 4/05/25 .. 26 26
992267222.UG.FTS.B, 29.49%, 4/05/25 .. 275 283
992268106.UG.FTS.B, 29.49%, 4/05/25 .. 112 115
992270160.UG.FTS.B, 29.49%, 4/05/25 .. 58 58
992271134.UG.FTS.B, 29.49%, 4/05/25 .. 118 122
992275086.UG.FTS.B, 29.49%, 4/05/25 .. 457 471
992278455.UG.FTS.B, 29.49%, 4/05/25 .. 217 223
992279419.UG.FTS.B, 29.49%, 4/05/25 .. 20 19
992280377.UG.FTS.B, 29.49%, 4/05/25 .. 232 239
992280735.UG.FTS.B, 29.49%, 4/05/25 .. 132 130
992281701.UG.FTS.B, 29.49%, 4/05/25 .. 54 53
992283304.UG.FTS.B, 29.49%, 4/05/25 .. 313 38
992284321.UG.FTS.B, 29.49%, 4/05/25 .. 480 491
992284964.UG.FTS.B, 29.49%, 4/05/25 .. 78 80
992285081.UG.FTS.B, 29.49%, 4/05/25 .. 57 58
992287347.UG.FTS.B, 29.49%, 4/05/25 .. 13 13
992288356.UG.FTS.B, 29.49%, 4/05/25 .. 458 466
992288429.UG.FTS.B, 29.49%, 4/05/25 .. 134 138

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-32
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992288886.UG.FTS.B, 29.49%, 4/05/25 .. $ 62 $ 62
992289258.UG.FTS.B, 29.49%, 4/05/25 .. 501 516
992297505.UG.FTS.B, 29.49%, 4/05/25 .. 85 87
992298611.UG.FTS.B, 29.49%, 4/05/25 .. 308 313
992298879.UG.FTS.B, 29.49%, 4/05/25 .. 148 9
992302260.UG.FTS.B, 29.49%, 4/05/25 .. 198 202
992302310.UG.FTS.B, 29.49%, 4/05/25 .. 209 215
992302422.UG.FTS.B, 29.49%, 4/05/25 .. 175 123
992303216.UG.FTS.B, 29.49%, 4/05/25 .. 791 172
992304263.UG.FTS.B, 29.49%, 4/05/25 .. 158 161
992305574.UG.FTS.B, 29.49%, 4/05/25 .. 408 406
992306296.UG.FTS.B, 29.49%, 4/05/25 .. 72 73
992307508.UG.FTS.B, 29.49%, 4/05/25 .. 515 510
992309593.UG.FTS.B, 29.49%, 4/05/25 .. 96 6
992317627.UG.FTS.B, 29.49%, 4/05/25 .. 9 9
992318568.UG.FTS.B, 29.49%, 4/05/25 .. 105 108
992321945.UG.FTS.B, 29.49%, 4/05/25 .. 3,322 2,244
992321979.UG.FTS.B, 29.49%, 4/05/25 .. 9 9
992323198.UG.FTS.B, 29.49%, 4/05/25 .. 133 94
992323515.UG.FTS.B, 29.49%, 4/05/25 .. 85 87
992328907.UG.FTS.B, 29.49%, 4/05/25 .. 172 176
992330144.UG.FTS.B, 29.49%, 4/05/25 .. 54 55
992332355.UG.FTS.B, 29.49%, 4/05/25 .. 180 185
992333762.UG.FTS.B, 29.49%, 4/05/25 .. 630 642
992336856.UG.FTS.B, 29.49%, 4/05/25 .. 67 68
992340414.UG.FTS.B, 29.49%, 4/05/25 .. 175 180
992344969.UG.FTS.B, 29.49%, 4/05/25 .. 1,875 1,858
992356877.UG.FTS.B, 29.49%, 4/05/25 .. 125 (9)
992359163.UG.FTS.B, 29.49%, 4/05/25 .. 170 174
992364246.UG.FTS.B, 29.49%, 4/05/25 .. 61 17
992378552.UG.FTS.B, 29.49%, 4/05/25 .. 127 128
992379207.UG.FTS.B, 29.49%, 4/05/25 .. 137 136
992379445.UG.FTS.B, 29.49%, 4/05/25 .. 212 213
992380197.UG.FTS.B, 29.49%, 4/05/25 .. 74 (4)
992384442.UG.FTS.B, 29.49%, 4/05/25 .. 16 16
992385119.UG.FTS.B, 29.49%, 4/05/25 .. 167 (4)
992398519.UG.FTS.B, 29.49%, 4/05/25 .. 58 58
992410434.UG.FTS.B, 29.49%, 4/05/25 .. 1,026 1,038
992410964.UG.FTS.B, 29.49%, 4/05/25 .. 22 21
992413134.UG.FTS.B, 29.49%, 4/05/25 .. 465 97
992415144.UG.FTS.B, 29.49%, 4/05/25 .. 143 9
992416332.UG.FTS.B, 29.49%, 4/05/25 .. 953 962
992423485.UG.FTS.B, 29.49%, 4/05/25 .. 191 188
992428186.UG.FTS.B, 29.49%, 4/05/25 .. 2,677 2,697
992438905.UG.FTS.B, 29.49%, 4/05/25 .. 20 19
992439563.UG.FTS.B, 29.49%, 4/05/25 .. 168 (8)
992443418.UG.FTS.B, 29.49%, 4/05/25 .. 135 137
992444794.UG.FTS.B, 29.49%, 4/05/25 .. 5,065 5,096
992444865.UG.FTS.B, 29.49%, 4/05/25 .. 72 74
992445820.UG.FTS.B, 29.49%, 4/05/25 .. 135 137
992446758.UG.FTS.B, 29.49%, 4/05/25 .. 17 17
992448030.UG.FTS.B, 29.49%, 4/05/25 .. 103 104
992455533.UG.FTS.B, 29.49%, 4/05/25 .. 1,375 1,376
992248889.UG.FTS.B, 23.45%, 1/03/28 .. 3 3
992459352.UG.FTS.B, 28.98%, 1/03/28 .. 5 5
992451626.UG.FTS.B, 29.46%, 1/03/28 .. 2 2
992330550.UG.FTS.B, 29.49%, 1/03/28 .. 9 4
992449697.UG.FTS.B, 29.49%, 1/03/28 .. 12 2
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
$ 94,185
Upstart Network, Inc.
L1738924.UP.FTS.B, 15.39%, 9/20/24 .... $ 638 636
FW1739398.UP.FTS.B, 20.17%, 9/20/24 .. 2,617 2,598
L1915199.UP.FTS.B, 6.41%, 10/25/24 .... 10,911 10,798
FW1915250.UP.FTS.B, 12.04%, 10/25/24 . 32,686 32,433
L1914801.UP.FTS.B, 12.09%, 10/25/24 ... 3,263 3,242
FW1915226.UP.FTS.B, 13.65%, 10/25/24 . 988 980
L1915220.UP.FTS.B, 18.87%, 10/25/24 ... 3,087 3,070
FW1914760.UP.FTS.B, 27.19%, 10/25/24 . 1,406 1,393
L2056491.UP.FTS.B, 7.95%, 11/16/24 .... 997 988
L2055423.UP.FTS.B, 8.44%, 11/16/24 .... 3,605 3,572
L2052631.UP.FTS.B, 8.92%, 11/16/24 .... 3,346 3,316
FW2056962.UP.FTS.B, 9.24%, 11/16/24 .. 6,701 6,641
L2052610.UP.FTS.B, 11.6%, 11/16/24 .... 2,034 2,016
L2057377.UP.FTS.B, 13.89%, 11/16/24 ... 1,372 1,358
L2057046.UP.FTS.B, 15.77%, 11/16/24 ... 2,074 2,060
L2052838.UP.FTS.B, 16.45%, 11/16/24 ... 1,040 1,033
L2053269.UP.FTS.B, 18.64%, 11/16/24 ... 1,406 1,392
L2055155.UP.FTS.B, 20.16%, 11/16/24 ... 3,527 3,485
FW2054947.UP.FTS.B, 21.35%, 11/16/24 . 1,277 1,259
L2057159.UP.FTS.B, 22.2%, 11/16/24 .... 8,124 331
L2057081.UP.FTS.B, 23.41%, 11/16/24 ... 1,645 1,626
FW2053330.UP.FTS.B, 28.78%, 11/16/24 . 952 941
FW2056543.UP.FTS.B, 29.23%, 11/16/24 . 1,026 1,014
FW2055081.UP.FTS.B, 29.29%, 11/16/24 . 4,414 4,353
L2242235.UP.FTS.B, 6.04%, 12/13/24 .... 2,403 2,378
FW2242510.UP.FTS.B, 7.1%, 12/13/24 ... 6,219 6,152
L2233888.UP.FTS.B, 7.98%, 12/13/24 .... 4,157 4,116
L2241803.UP.FTS.B, 9.3%, 12/13/24 .... 13,940 13,790
L2242451.UP.FTS.B, 10.48%, 12/13/24 ... 701 694
L2241531.UP.FTS.B, 11.26%, 12/13/24 ... 4,941 4,887
L2242595.UP.FTS.B, 11.8%, 12/13/24 .... 1,762 1,745
L2241741.UP.FTS.B, 14.61%, 12/13/24 ... 3,070 3,033
L2242471.UP.FTS.B, 15.28%, 12/13/24 ... 753 205
L2242159.UP.FTS.B, 16.13%, 12/13/24 ... 1,073 1,063
L2242679.UP.FTS.B, 16.66%, 12/13/24 ... 2,878 2,852
FW2242424.UP.FTS.B, 20.03%, 12/13/24 . 708 701
L2241965.UP.FTS.B, 20.43%, 12/13/24 ... 1,800 130
FW2242278.UP.FTS.B, 21.84%, 12/13/24 . 736 725
L2242250.UP.FTS.B, 22.23%, 12/13/24 ... 2,505 2,470
L2241739.UP.FTS.B, 23.45%, 12/13/24 ... 1,111 1,095
FW2242239.UP.FTS.B, 24.53%, 12/13/24 . 744 733
FW2241887.UP.FTS.B, 28.39%, 12/13/24 . 2,281 2,244
FW2242021.UP.FTS.B, 29.12%, 12/13/24 . 1,099 1,079
FW2465310.UP.FTS.B, 5.02%, 1/19/25 ... 2,052 2,032
L2465354.UP.FTS.B, 5.14%, 1/19/25 .... 1,053 1,043
L2465718.UP.FTS.B, 5.3%, 1/19/25 ..... 5,617 5,562
L2465958.UP.FTS.B, 5.34%, 1/19/25 .... 3,199 3,167
L2464613.UP.FTS.B, 5.52%, 1/19/25 .... 1,779 1,762
L2465653.UP.FTS.B, 5.58%, 1/19/25 .... 22,303 5,899
L2460890.UP.FTS.B, 5.68%, 1/19/25 .... 7,122 7,052
L2465895.UP.FTS.B, 5.84%, 1/19/25 .... 2,494 2,470
FW2465707.UP.FTS.B, 6.24%, 1/19/25 ... 1,071 1,060
L2465121.UP.FTS.B, 6.53%, 1/19/25 .... 10,919 10,811
L2464359.UP.FTS.B, 6.66%, 1/19/25 .... 4,291 4,250
L2465247.UP.FTS.B, 6.82%, 1/19/25 .... 889 880

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSI-33
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2466095.UP.FTS.B, 7.07%, 1/19/25 .... $ 2,149 $ 2,129
FW2465710.UP.FTS.B, 7.96%, 1/19/25 ... 791 784
L2465847.UP.FTS.B, 8.05%, 1/19/25 .... 21,581 21,386
L2464679.UP.FTS.B, 9.11%, 1/19/25 ..... 5,274 5,222
L2465662.UP.FTS.B, 11.74%, 1/19/25 .... 3,725 3,694
FW2465131.UP.FTS.B, 12.69%, 1/19/25 .. 8,717 8,642
L2465754.UP.FTS.B, 16.74%, 1/19/25 .... 745 739
L2465570.UP.FTS.B, 17.93%, 1/19/25 .... 14,970 14,847
FW2465119.UP.FTS.B, 19.64%, 1/19/25 .. 3,907 3,868
L2464723.UP.FTS.B, 20.66%, 1/19/25 .... 3,768 3,721
L2466210.UP.FTS.B, 20.93%, 1/19/25 .... 11,808 11,714
L2465879.UP.FTS.B, 21.67%, 1/19/25 .... 759 750
FW1738604.UP.FTS.B, 22.34%, 2/20/25 .. 2,498 2,459
FW2676316.UP.FTS.B, 6.01%, 2/22/25 ... 4,432 4,389
FW2675522.UP.FTS.B, 6.74%, 2/22/25 ... 1,127 1,116
L2675489.UP.FTS.B, 9.63%, 2/22/25 .... 11,251 11,149
L2675909.UP.FTS.B, 9.72%, 2/22/25 .... 1,876 1,859
L2675302.UP.FTS.B, 10.61%, 2/22/25 .... 6,474 6,416
L2676030.UP.FTS.B, 13.7%, 2/22/25 .... 8,722 8,642
L2675455.UP.FTS.B, 14.81%, 2/22/25 .... 1,911 1,893
L2675462.UP.FTS.B, 19.44%, 2/22/25 .... 1,942 1,924
FW2676387.UP.FTS.B, 19.6%, 2/22/25 ... 1,476 1,463
L2676045.UP.FTS.B, 19.66%, 2/22/25 .... 853 845
FW2675588.UP.FTS.B, 20.36%, 2/22/25 .. 5,681 5,612
L2675655.UP.FTS.B, 20.76%, 2/22/25 .... 780 773
L2675586.UP.FTS.B, 20.97%, 2/22/25 .... 6,870 6,781
L2675247.UP.FTS.B, 21.23%, 2/22/25 .... 3,076 3,034
FW2675117.UP.FTS.B, 22.39%, 2/22/25 .. 863 855
FW2675719.UP.FTS.B, 24.19%, 2/22/25 .. 2,324 2,292
FW2675613.UP.FTS.B, 24.49%, 2/22/25 .. 5,529 5,459
FW2674989.UP.FTS.B, 25.83%, 2/22/25 .. 1,576 1,555
FW2675763.UP.FTS.B, 28.74%, 2/22/25 .. 4,130 4,076
FW2676140.UP.FTS.B, 29.13%, 2/22/25 .. 2,243 2,214
L2057137.UP.FTS.B, 15.78%, 4/16/25 .... 3,173 2,978
L2981596.UP.FTS.B, 7.13%, 4/20/25 .... 3,980 3,945
L2982581.UP.FTS.B, 11.78%, 4/20/25 .... 15,535 15,402
L2982336.UP.FTS.B, 12.28%, 4/20/25 .... 2,830 2,805
L2981009.UP.FTS.B, 14.77%, 4/20/25 .... 2,199 2,173
FW2982315.UP.FTS.B, 15.15%, 4/20/25 .. 1,142 1,132
FW2981993.UP.FTS.B, 15.69%, 4/20/25 .. 977 140
L2465894.UP.FTS.B, 5.74%, 6/19/25 .... 4,593 4,547
L2462700.UP.FTS.B, 20.56%, 6/19/25 .... 11,702 11,544
FW2676277.UP.FTS.B, 22.93%, 7/22/25 .. 3,793 3,737
FW1914469.UP.FTS.B, 17.25%, 8/25/25 .. 3,342 3,305
L1914732.UP.FTS.B, 17.66%, 8/25/25 .... 7,240 7,175
FW2676006.UP.FTS.B, 24.14%, 12/22/25 . 2,356 2,319
L1739715.UP.FTS.B, 9.65%, 9/20/26 .... 19,826 19,669
L1739019.UP.FTS.B, 13.76%, 9/20/26 .... 4,697 4,656
L1736636.UP.FTS.B, 14.78%, 9/20/26 .... 11,395 11,297
L1739680.UP.FTS.B, 16.6%, 9/20/26 .... 12,742 3,451
FW1739526.UP.FTS.B, 17.22%, 9/20/26 .. 6,588 6,517
L1739131.UP.FTS.B, 17.22%, 9/20/26 .... 12,352 12,198
L1738899.UP.FTS.B, 19.15%, 9/20/26 .... 12,462 12,306
L1739140.UP.FTS.B, 21.45%, 9/20/26 .... 2,531 2,520
L1739562.UP.FTS.B, 22.68%, 9/20/26 .... 5,989 5,696
L1738904.UP.FTS.B, 24.36%, 9/20/26 .... 5,945 5,872
L1739499.UP.FTS.B, 25.07%, 9/20/26 .... 4,429 4,415
FW1739404.UP.FTS.B, 26.55%, 9/20/26 .. 2,617 2,603
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1738971.UP.FTS.B, 27.63%, 9/20/26 .. $ 3,957 $ 3,945
L1738918.UP.FTS.B, 27.72%, 9/20/26 .... 3,455 3,295
FW1739399.UP.FTS.B, 28.19%, 9/20/26 .. 5,172 5,156
FW1738592.UP.FTS.B, 28.44%, 9/20/26 .. 5,125 5,105
FW1739144.UP.FTS.B, 30.91%, 9/20/26 .. 3,442 3,271
FW1739500.UP.FTS.B, 30.99%, 9/20/26 .. 12,693 3,769
FW1739495.UP.FTS.B, 32.86%, 9/20/26 .. 4,452 4,402
L1910370.UP.FTS.B, 14.66%, 10/25/26 ... 3,044 3,013
L1901600.UP.FTS.B, 16.72%, 10/25/26 ... 678 671
L1915014.UP.FTS.B, 19.01%, 10/25/26 ... 4,341 653
FW1915567.UP.FTS.B, 19.17%, 10/25/26 . 803 795
FW1915262.UP.FTS.B, 19.99%, 10/25/26 . 6,939 6,875
L1915447.UP.FTS.B, 20.32%, 10/25/26 ... 4,881 4,819
L1915560.UP.FTS.B, 20.46%, 10/25/26 ... 4,241 4,224
L1915064.UP.FTS.B, 20.48%, 10/25/26 ... 4,149 1,206
L1914682.UP.FTS.B, 21.49%, 10/25/26 ... 16,172 15,960
L1915468.UP.FTS.B, 23.09%, 10/25/26 ... 4,548 4,530
L1912265.UP.FTS.B, 23.3%, 10/25/26 .... 3,431 3,418
L1914761.UP.FTS.B, 23.31%, 10/25/26 ... 858 854
FW1915175.UP.FTS.B, 23.46%, 10/25/26 . 2,535 2,528
L1897015.UP.FTS.B, 23.49%, 10/25/26 ... 10,300 10,261
L1914923.UP.FTS.B, 23.8%, 10/25/26 .... 1,719 1,712
L1915604.UP.FTS.B, 24.04%, 10/25/26 ... 946 943
L1914714.UP.FTS.B, 24.73%, 10/25/26 ... 3,449 3,436
L1898888.UP.FTS.B, 25.15%, 10/25/26 ... 1,025 1,010
L1915081.UP.FTS.B, 25.35%, 10/25/26 ... 2,421 2,411
FW1915043.UP.FTS.B, 27.43%, 10/25/26 . 4,655 331
FW1908593.UP.FTS.B, 28.41%, 10/25/26 . 17,687 17,593
FW1914238.UP.FTS.B, 29.34%, 10/25/26 . 5,658 5,633
FW1914247.UP.FTS.B, 29.67%, 10/25/26 . 4,323 24
FW1914310.UP.FTS.B, 30.01%, 10/25/26 . 34,284 34,102
FW1915272.UP.FTS.B, 30.7%, 10/25/26 .. 1,673 1,666
FW1915225.UP.FTS.B, 30.8%, 10/25/26 .. 3,170 3,163
FW1915025.UP.FTS.B, 31.16%, 10/25/26 . 3,894 3,878
FW1907740.UP.FTS.B, 31.19%, 10/25/26 . 863 860
FW1915312.UP.FTS.B, 31.22%, 10/25/26 . 3,617 3,604
L2024110.UP.FTS.B, 7.78%, 11/16/26 .... 14,651 14,534
L2052804.UP.FTS.B, 9.15%, 11/16/26 .... 32,640 32,379
L2043903.UP.FTS.B, 9.82%, 11/16/26 .... 14,981 14,861
L2053787.UP.FTS.B, 10.61%, 11/16/26 ... 4,128 4,088
FW2055257.UP.FTS.B, 11.51%, 11/16/26 . 8,290 8,209
L2052126.UP.FTS.B, 12.52%, 11/16/26 ... 13,322 13,193
L2055857.UP.FTS.B, 12.9%, 11/16/26 .... 10,008 9,911
L2054559.UP.FTS.B, 14.24%, 11/16/26 ... 7,550 7,477
L2055412.UP.FTS.B, 14.29%, 11/16/26 ... 2,570 2,414
FW2056157.UP.FTS.B, 15.18%, 11/16/26 . 7,579 7,483
FW2055789.UP.FTS.B, 15.22%, 11/16/26 . 12,643 12,517
L2052051.UP.FTS.B, 15.75%, 11/16/26 ... 3,798 3,751
FW2053732.UP.FTS.B, 16.83%, 11/16/26 . 848 837
L2056184.UP.FTS.B, 17.11%, 11/16/26 ... 10,292 2,650
L2056373.UP.FTS.B, 17.2%, 11/16/26 .... 7,642 7,546
L2057058.UP.FTS.B, 17.23%, 11/16/26 ... 6,650 952
FW2054200.UP.FTS.B, 17.46%, 11/16/26 . 12,072 3,345
L2056403.UP.FTS.B, 18.49%, 11/16/26 ... 2,046 2,027
L2055275.UP.FTS.B, 19%, 11/16/26 ..... 13,284 3,617
FW2055175.UP.FTS.B, 19.05%, 11/16/26 . 15,386 15,157
L2057218.UP.FTS.B, 19.51%, 11/16/26 ... 19,876 19,689
L2055269.UP.FTS.B, 19.56%, 11/16/26 ... 19,465 19,172

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-34
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2052101.UP.FTS.B, 20.05%, 11/16/26 ... $ 21,462 $ 21,143
L2051843.UP.FTS.B, 20.82%, 11/16/26 ... 12,089 11,931
L2052461.UP.FTS.B, 22.33%, 11/16/26 ... 45,483 1,066
FW2057201.UP.FTS.B, 22.39%, 11/16/26 . 3,516 959
L2057382.UP.FTS.B, 22.46%, 11/16/26 ... 2,223 2,184
L2056569.UP.FTS.B, 22.59%, 11/16/26 ... 12,135 11,399
L2047823.UP.FTS.B, 23.05%, 11/16/26 ... 4,286 4,243
FW2052456.UP.FTS.B, 23.32%, 11/16/26 . 17,263 17,146
L2057372.UP.FTS.B, 23.63%, 11/16/26 ... 6,184 5,858
FW2053649.UP.FTS.B, 23.67%, 11/16/26 . 19,225 18,986
L2019975.UP.FTS.B, 23.69%, 11/16/26 ... 1,740 1,729
L2053900.UP.FTS.B, 23.81%, 11/16/26 ... 870 865
L2053478.UP.FTS.B, 24.22%, 11/16/26 ... 2,323 674
FW2055944.UP.FTS.B, 24.96%, 11/16/26 . 1,163 1,139
L2055803.UP.FTS.B, 24.96%, 11/16/26 ... 1,345 390
L2055855.UP.FTS.B, 25.11%, 11/16/26 ... 1,692 1,678
L2056364.UP.FTS.B, 25.24%, 11/16/26 ... 1,225 1,217
L2055652.UP.FTS.B, 25.25%, 11/16/26 ... 1,124 81
L2049616.UP.FTS.B, 25.29%, 11/16/26 ... 1,051 1,043
L2052082.UP.FTS.B, 25.42%, 11/16/26 ... 1,313 1,304
L2055669.UP.FTS.B, 25.48%, 11/16/26 ... 2,222 644
L2056440.UP.FTS.B, 25.49%, 11/16/26 ... 27,970 4,051
FW2056110.UP.FTS.B, 26.13%, 11/16/26 . 14,063 13,954
FW2054089.UP.FTS.B, 26.17%, 11/16/26 . 1,755 1,744
FW2056482.UP.FTS.B, 26.96%, 11/16/26 . 4,403 4,369
FW2057264.UP.FTS.B, 27.1%, 11/16/26 .. 5,345 5,069
FW2053471.UP.FTS.B, 27.97%, 11/16/26 . 1,760 1,749
FW2055282.UP.FTS.B, 29.32%, 11/16/26 . 4,597 (30)
FW2046105.UP.FTS.B, 29.67%, 11/16/26 . 3,992 3,967
FW2056001.UP.FTS.B, 30.17%, 11/16/26 . 1,155 1,148
FW2057500.UP.FTS.B, 30.64%, 11/16/26 . 8,842 8,783
FW2055364.UP.FTS.B, 30.66%, 11/16/26 . 7,119 7,073
FW2055692.UP.FTS.B, 31.07%, 11/16/26 . 1,621 114
FW2054534.UP.FTS.B, 31.22%, 11/16/26 . 1,070 1,063
FW2056560.UP.FTS.B, 31.71%, 11/16/26 . 1,581 110
FW2056229.UP.FTS.B, 31.92%, 11/16/26 . 6,139 6,087
FW2057162.UP.FTS.B, 32.15%, 11/16/26 . 8,313 8,260
L2242254.UP.FTS.B, 7.13%, 12/13/26 .... 8,274 8,205
L2242685.UP.FTS.B, 9%, 12/13/26 ...... 12,512 12,412
L2242361.UP.FTS.B, 9.11%, 12/13/26 .... 20,830 20,663
L2242651.UP.FTS.B, 11.78%, 12/13/26 ... 12,659 12,531
L2239830.UP.FTS.B, 11.79%, 12/13/26 ... 8,817 8,726
L2241857.UP.FTS.B, 11.98%, 12/13/26 ... 10,141 10,035
L2242098.UP.FTS.B, 12.31%, 12/13/26 ... 5,920 5,858
L2242668.UP.FTS.B, 12.46%, 12/13/26 ... 18,618 18,430
L2241756.UP.FTS.B, 12.69%, 12/13/26 ... 4,736 2,498
L2241856.UP.FTS.B, 13.04%, 12/13/26 ... 12,597 12,468
L2242486.UP.FTS.B, 13.76%, 12/13/26 ... 3,525 256
L2241825.UP.FTS.B, 13.8%, 12/13/26 .... 25,525 25,259
L2242202.UP.FTS.B, 14.09%, 12/13/26 ... 14,139 13,997
L2239758.UP.FTS.B, 14.15%, 12/13/26 ... 9,797 9,699
L2241610.UP.FTS.B, 15.37%, 12/13/26 ... 6,420 6,333
L2239771.UP.FTS.B, 15.55%, 12/13/26 ... 23,129 22,800
FW2241807.UP.FTS.B, 16.84%, 12/13/26 . 8,575 8,458
L2242447.UP.FTS.B, 16.94%, 12/13/26 ... 4,736 4,655
L2242066.UP.FTS.B, 17.12%, 12/13/26 ... 8,596 8,456
L2241045.UP.FTS.B, 17.22%, 12/13/26 ... 7,327 7,228
L2242791.UP.FTS.B, 17.38%, 12/13/26 ... 12,941 12,721
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2241989.UP.FTS.B, 17.5%, 12/13/26 .... $ 2,244 $ 2,212
L2241897.UP.FTS.B, 17.92%, 12/13/26 ... 3,889 3,836
L2242430.UP.FTS.B, 18.29%, 12/13/26 ... 15,576 15,312
L2242547.UP.FTS.B, 18.45%, 12/13/26 ... 3,348 3,290
L2242119.UP.FTS.B, 18.59%, 12/13/26 ... 3,896 3,844
L2242450.UP.FTS.B, 20.97%, 12/13/26 ... 5,408 5,363
FW2241711.UP.FTS.B, 21.36%, 12/13/26 . 11,371 11,263
FW2242024.UP.FTS.B, 21.89%, 12/13/26 . 1,495 1,474
L2230478.UP.FTS.B, 21.97%, 12/13/26 ... 6,601 6,491
L2242489.UP.FTS.B, 22.19%, 12/13/26 ... 19,033 18,879
L2233875.UP.FTS.B, 22.25%, 12/13/26 ... 23,686 23,495
L2241640.UP.FTS.B, 22.44%, 12/13/26 ... 2,633 2,612
L2241096.UP.FTS.B, 22.49%, 12/13/26 ... 4,740 4,653
L2242587.UP.FTS.B, 22.84%, 12/13/26 ... 6,048 3,579
L2241949.UP.FTS.B, 22.97%, 12/13/26 ... 4,297 4,258
FW2241860.UP.FTS.B, 23.21%, 12/13/26 . 5,281 5,231
L2242742.UP.FTS.B, 23.45%, 12/13/26 ... 880 862
L2232043.UP.FTS.B, 23.76%, 12/13/26 ... 4,849 4,804
L2242200.UP.FTS.B, 24.08%, 12/13/26 ... 5,119 5,071
FW2239073.UP.FTS.B, 24.34%, 12/13/26 . 7,406 107
L2241600.UP.FTS.B, 24.51%, 12/13/26 ... 3,077 3,027
L2241657.UP.FTS.B, 24.98%, 12/13/26 ... 3,627 1,046
L2242478.UP.FTS.B, 25.01%, 12/13/26 ... 1,948 1,932
L2242322.UP.FTS.B, 25.22%, 12/13/26 ... 852 844
L2242383.UP.FTS.B, 25.22%, 12/13/26 ... 7,972 7,844
FW2241952.UP.FTS.B, 25.3%, 12/13/26 .. 10,632 10,547
L2241994.UP.FTS.B, 25.4%, 12/13/26 .... 1,580 1,554
L2242162.UP.FTS.B, 25.7%, 12/13/26 .... 1,508 1,494
L2241420.UP.FTS.B, 25.73%, 12/13/26 ... 4,791 4,752
FW2242493.UP.FTS.B, 26.46%, 12/13/26 . 1,773 1,758
FW2241855.UP.FTS.B, 26.58%, 12/13/26 . 2,534 38
L2240058.UP.FTS.B, 26.7%, 12/13/26 .... 7,296 7,238
FW2241764.UP.FTS.B, 27.11%, 12/13/26 . 4,187 4,154
FW2242232.UP.FTS.B, 27.33%, 12/13/26 . 3,162 3,131
FW2242379.UP.FTS.B, 28.85%, 12/13/26 . 4,448 4,410
FW2241999.UP.FTS.B, 29.1%, 12/13/26 .. 2,240 2,222
FW2211495.UP.FTS.B, 29.38%, 12/13/26 . 18,792 9
FW2241683.UP.FTS.B, 29.38%, 12/13/26 . 1,126 1,106
FW2241828.UP.FTS.B, 29.64%, 12/13/26 . 9,064 8,986
FW2231506.UP.FTS.B, 30.63%, 12/13/26 . 40,582 24,231
FW2242390.UP.FTS.B, 30.76%, 12/13/26 . 10,257 1,548
FW2240660.UP.FTS.B, 30.84%, 12/13/26 . 4,144 4,106
FW2240706.UP.FTS.B, 30.86%, 12/13/26 . 11,543 11,439
FW2242045.UP.FTS.B, 30.98%, 12/13/26 . 2,207 643
FW2242580.UP.FTS.B, 31.01%, 12/13/26 . 991 983
FW2242256.UP.FTS.B, 31.07%, 12/13/26 . 991 982
FW2242085.UP.FTS.B, 31.21%, 12/13/26 . 4,889 722
FW2241988.UP.FTS.B, 31.24%, 12/13/26 . 1,986 1,968
FW2241624.UP.FTS.B, 31.84%, 12/13/26 . 4,122 4,087
L2465688.UP.FTS.B, 5.13%, 1/19/27 .... 2,506 2,492
FW2465936.UP.FTS.B, 5.53%, 1/19/27 ... 37,646 37,441
L2465861.UP.FTS.B, 5.83%, 1/19/27 .... 21,778 21,660
L2464930.UP.FTS.B, 5.87%, 1/19/27 .... 4,275 4,247
L2465582.UP.FTS.B, 5.92%, 1/19/27 .... 3,151 3,133
FW2451492.UP.FTS.B, 6.07%, 1/19/27 ... 41,923 41,698
FW2466147.UP.FTS.B, 6.13%, 1/19/27 ... 6,354 6,319
L2465889.UP.FTS.B, 6.5%, 1/19/27 ..... 5,040 5,013
L2464484.UP.FTS.B, 6.65%, 1/19/27 .... 3,684 3,662

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSI-35
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2466269.UP.FTS.B, 6.87%, 1/19/27 ... $ 4,206 $ 4,184
L2465776.UP.FTS.B, 7.08%, 1/19/27 .... 12,629 12,563
L2466395.UP.FTS.B, 7.13%, 1/19/27 .... 9,044 8,500
L2444934.UP.FTS.B, 7.15%, 1/19/27 .... 4,114 301
FW2465536.UP.FTS.B, 7.64%, 1/19/27 ... 16,876 16,756
L2465750.UP.FTS.B, 7.8%, 1/19/27 ..... 5,414 5,370
L2465633.UP.FTS.B, 8.28%, 1/19/27 .... 1,692 1,680
L2465717.UP.FTS.B, 8.6%, 1/19/27 ..... 3,388 3,364
L2464080.UP.FTS.B, 8.9%, 1/19/27 ..... 5,191 4,880
FW2464781.UP.FTS.B, 9.13%, 1/19/27 ... 8,064 8,007
FW2465681.UP.FTS.B, 9.16%, 1/19/27 ... 8,989 8,926
L2464902.UP.FTS.B, 9.21%, 1/19/27 .... 7,448 7,394
L2465458.UP.FTS.B, 9.24%, 1/19/27 .... 2,996 2,971
L2465589.UP.FTS.B, 9.29%, 1/19/27 .... 5,521 5,482
L2466129.UP.FTS.B, 9.84%, 1/19/27 .... 17,023 16,870
L2465666.UP.FTS.B, 10.14%, 1/19/27 .... 2,130 2,116
FW2464664.UP.FTS.B, 10.42%, 1/19/27 .. 6,825 6,763
L2463372.UP.FTS.B, 11.09%, 1/19/27 .... 4,276 4,238
L2465414.UP.FTS.B, 11.1%, 1/19/27 ..... 5,131 5,086
FW2466175.UP.FTS.B, 12.09%, 1/19/27 .. 5,150 5,105
L2460937.UP.FTS.B, 12.4%, 1/19/27 .... 1,352 1,338
FW2465871.UP.FTS.B, 12.64%, 1/19/27 .. 7,873 7,400
FW2465212.UP.FTS.B, 14.46%, 1/19/27 .. 18,691 18,471
L2466145.UP.FTS.B, 14.56%, 1/19/27 .... 12,992 12,880
L2465634.UP.FTS.B, 14.68%, 1/19/27 .... 9,185 9,106
FW2465337.UP.FTS.B, 15.21%, 1/19/27 .. 4,340 4,303
FW2462910.UP.FTS.B, 15.73%, 1/19/27 .. 21,555 21,369
L2465986.UP.FTS.B, 15.77%, 1/19/27 .... 1,305 1,289
L2464766.UP.FTS.B, 16.43%, 1/19/27 .... 4,351 4,300
FW2466368.UP.FTS.B, 16.6%, 1/19/27 ... 3,053 3,027
FW2464890.UP.FTS.B, 16.94%, 1/19/27 .. 4,331 4,266
L2464884.UP.FTS.B, 17.8%, 1/19/27 .... 3,065 3,030
L2465805.UP.FTS.B, 18.87%, 1/19/27 .... 19,162 18,943
L2466099.UP.FTS.B, 19.62%, 1/19/27 .... 7,928 7,818
L2465928.UP.FTS.B, 20.32%, 1/19/27 .... 2,649 2,612
L2465048.UP.FTS.B, 20.41%, 1/19/27 .... 22,078 21,772
L2466185.UP.FTS.B, 20.91%, 1/19/27 .... 3,096 3,061
L2456627.UP.FTS.B, 21.31%, 1/19/27 .... 8,008 7,858
L2464534.UP.FTS.B, 21.46%, 1/19/27 .... 1,922 1,909
L2466007.UP.FTS.B, 21.7%, 1/19/27 .... 4,078 4,022
L2465669.UP.FTS.B, 21.93%, 1/19/27 .... 14,159 14,075
L2465393.UP.FTS.B, 22.66%, 1/19/27 .... 17,785 17,683
L2465105.UP.FTS.B, 22.96%, 1/19/27 .... 41,405 41,168
FW2466202.UP.FTS.B, 23.59%, 1/19/27 .. 2,680 2,662
L2464129.UP.FTS.B, 23.98%, 1/19/27 .... 14,541 14,458
L2458881.UP.FTS.B, 24.14%, 1/19/27 .... 4,099 3,890
L2464954.UP.FTS.B, 24.32%, 1/19/27 .... 1,788 1,777
L2465923.UP.FTS.B, 24.48%, 1/19/27 .... 35,492 35,004
L2465587.UP.FTS.B, 24.59%, 1/19/27 .... 11,984 11,916
L2466086.UP.FTS.B, 25.1%, 1/19/27 .... 2,961 2,942
FW2465954.UP.FTS.B, 25.21%, 1/19/27 .. 2,688 2,672
L2465179.UP.FTS.B, 25.25%, 1/19/27 .... 1,165 1,149
L2465018.UP.FTS.B, 25.32%, 1/19/27 .... 1,925 563
L2464786.UP.FTS.B, 25.33%, 1/19/27 .... 1,250 1,233
L2464921.UP.FTS.B, 25.36%, 1/19/27 .... 1,334 1,319
FW2465199.UP.FTS.B, 25.54%, 1/19/27 .. 3,766 3,745
FW2465642.UP.FTS.B, 25.73%, 1/19/27 .. 4,341 4,311
FW2465696.UP.FTS.B, 25.74%, 1/19/27 .. 2,741 2,723
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2459145.UP.FTS.B, 26.05%, 1/19/27 .... $ 2,047 $ 2,018
FW2466211.UP.FTS.B, 26.21%, 1/19/27 .. 45,924 13,458
FW2464742.UP.FTS.B, 26.31%, 1/19/27 .. 1,296 1,286
FW2464891.UP.FTS.B, 27.37%, 1/19/27 .. 9,149 1,381
FW2464901.UP.FTS.B, 27.8%, 1/19/27 ... 5,414 5,384
FW2464391.UP.FTS.B, 27.86%, 1/19/27 .. 1,354 1,346
FW2466130.UP.FTS.B, 28.33%, 1/19/27 .. 2,259 2,247
FW2465882.UP.FTS.B, 28.77%, 1/19/27 .. 1,357 1,339
FW2466218.UP.FTS.B, 29.09%, 1/19/27 .. 27,795 26,385
FW2465555.UP.FTS.B, 30.12%, 1/19/27 .. 1,271 1,265
FW2464452.UP.FTS.B, 30.15%, 1/19/27 .. 1,389 1,320
FW2465759.UP.FTS.B, 30.48%, 1/19/27 .. 4,997 4,970
FW2465374.UP.FTS.B, 30.53%, 1/19/27 .. 2,363 2,350
FW2465848.UP.FTS.B, 30.66%, 1/19/27 .. 1,818 1,808
FW2465597.UP.FTS.B, 30.68%, 1/19/27 .. 2,046 2,032
FW2464665.UP.FTS.B, 30.79%, 1/19/27 .. 1,273 1,266
FW2465741.UP.FTS.B, 30.94%, 1/19/27 .. 1,606 477
FW2466073.UP.FTS.B, 30.97%, 1/19/27 .. 910 905
FW2464672.UP.FTS.B, 30.98%, 1/19/27 .. 1,638 1,629
FW2465572.UP.FTS.B, 30.98%, 1/19/27 .. 3,266 3,102
FW2465907.UP.FTS.B, 30.98%, 1/19/27 .. 953 3
FW2465118.UP.FTS.B, 31.07%, 1/19/27 .. 8,403 1,271
FW2466031.UP.FTS.B, 31.12%, 1/19/27 .. 12,879 12,783
FW2465216.UP.FTS.B, 31.14%, 1/19/27 .. 1,041 1,033
FW2466113.UP.FTS.B, 31.17%, 1/19/27 .. 3,620 1,071
FW2465110.UP.FTS.B, 31.18%, 1/19/27 .. 10,296 715
FW2464670.UP.FTS.B, 31.19%, 1/19/27 .. 2,080 2,069
FW2464667.UP.FTS.B, 31.59%, 1/19/27 .. 7,251 1,100
FW2466172.UP.FTS.B, 31.96%, 1/19/27 .. 30,680 29,155
FW2466141.UP.FTS.B, 32%, 1/19/27 .... 5,654 5,624
FW1739462.UP.FTS.B, 27.3%, 2/20/27 ... 4,554 1,320
L2675293.UP.FTS.B, 5.43%, 2/22/27 .... 8,503 8,457
L2635721.UP.FTS.B, 6%, 2/22/27 ....... 7,832 7,711
L2675715.UP.FTS.B, 6.52%, 2/22/27 .... 8,548 8,503
FW2676020.UP.FTS.B, 6.82%, 2/22/27 ... 6,504 6,470
FW2676337.UP.FTS.B, 8.57%, 2/22/27 ... 10,335 10,262
L2675123.UP.FTS.B, 8.62%, 2/22/27 .... 5,599 5,570
FW2675837.UP.FTS.B, 9.42%, 2/22/27 ... 6,039 5,996
FW2675651.UP.FTS.B, 9.54%, 2/22/27 ... 5,876 5,835
FW2675906.UP.FTS.B, 9.67%, 2/22/27 ... 43,227 42,925
FW2675315.UP.FTS.B, 9.86%, 2/22/27 ... 25,286 25,050
FW2676315.UP.FTS.B, 10.29%, 2/22/27 .. 4,765 4,723
FW2675769.UP.FTS.B, 11.04%, 2/22/27 .. 29,534 29,270
FW2675566.UP.FTS.B, 11.18%, 2/22/27 .. 13,036 12,919
FW2675417.UP.FTS.B, 12.04%, 2/22/27 .. 7,414 7,346
L2675868.UP.FTS.B, 12.42%, 2/22/27 .... 12,972 12,853
FW2675303.UP.FTS.B, 12.76%, 2/22/27 .. 13,130 13,012
L2675722.UP.FTS.B, 13.92%, 2/22/27 .... 2,631 2,608
L2676179.UP.FTS.B, 13.92%, 2/22/27 .... 13,154 13,038
L2675483.UP.FTS.B, 14.22%, 2/22/27 .... 4,038 4,002
FW2676429.UP.FTS.B, 14.76%, 2/22/27 .. 18,377 18,215
L2676222.UP.FTS.B, 14.9%, 2/22/27 .... 1,538 397
L2675701.UP.FTS.B, 15.05%, 2/22/27 .... 6,125 6,070
FW2676278.UP.FTS.B, 15.49%, 2/22/27 .. 4,759 4,703
FW2675787.UP.FTS.B, 15.6%, 2/22/27 ... 8,498 8,396
FW2676119.UP.FTS.B, 15.87%, 2/22/27 .. 3,971 3,924
FW2674729.UP.FTS.B, 15.98%, 2/22/27 .. 4,237 4,199
FW2675367.UP.FTS.B, 16.08%, 2/22/27 .. 8,829 8,725

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-36
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2675671.UP.FTS.B, 16.46%, 2/22/27 .. $ 21,111 $ 20,862
L2675286.UP.FTS.B, 16.53%, 2/22/27 .... 13,937 13,771
FW2676101.UP.FTS.B, 16.63%, 2/22/27 .. 9,639 9,525
FW2676275.UP.FTS.B, 16.64%, 2/22/27 .. 19,104 18,878
FW2673151.UP.FTS.B, 16.69%, 2/22/27 .. 4,423 4,371
FW2675878.UP.FTS.B, 16.87%, 2/22/27 .. 3,934 3,898
L2675388.UP.FTS.B, 17.29%, 2/22/27 .... 43,239 40,665
L2676056.UP.FTS.B, 17.4%, 2/22/27 .... 3,546 3,504
L2675381.UP.FTS.B, 18.91%, 2/22/27 .... 13,311 13,153
L2675889.UP.FTS.B, 18.95%, 2/22/27 .... 45,322 42,625
FW2675506.UP.FTS.B, 19.13%, 2/22/27 .. 9,699 9,562
FW2675598.UP.FTS.B, 19.23%, 2/22/27 .. 5,347 5,272
L2676048.UP.FTS.B, 19.28%, 2/22/27 .... 32,089 31,636
FW2675562.UP.FTS.B, 19.58%, 2/22/27 .. 4,881 4,589
FW2676135.UP.FTS.B, 19.68%, 2/22/27 .. 38,741 38,285
FW2675827.UP.FTS.B, 19.75%, 2/22/27 .. 3,838 3,793
FW2675725.UP.FTS.B, 19.97%, 2/22/27 .. 5,370 5,305
L2675775.UP.FTS.B, 20.06%, 2/22/27 .... 8,934 8,808
FW2676391.UP.FTS.B, 20.15%, 2/22/27 .. 4,909 4,616
L2675553.UP.FTS.B, 20.26%, 2/22/27 .... 920 260
L2676153.UP.FTS.B, 20.37%, 2/22/27 .... 4,563 4,292
FW2675953.UP.FTS.B, 20.7%, 2/22/27 ... 18,689 18,527
FW2675768.UP.FTS.B, 20.93%, 2/22/27 .. 17,277 17,002
FW2674747.UP.FTS.B, 21.11%, 2/22/27 .. 6,271 6,182
FW2676447.UP.FTS.B, 21.12%, 2/22/27 .. 7,168 7,084
L2675752.UP.FTS.B, 21.22%, 2/22/27 .... 2,867 2,824
L2676182.UP.FTS.B, 21.37%, 2/22/27 .... 4,396 4,316
FW2675431.UP.FTS.B, 21.46%, 2/22/27 .. 2,861 2,820
L2675263.UP.FTS.B, 21.9%, 2/22/27 .... 14,277 14,185
L2675531.UP.FTS.B, 21.9%, 2/22/27 .... 14,546 13,679
L2675653.UP.FTS.B, 22.41%, 2/22/27 .... 4,018 3,987
L2675496.UP.FTS.B, 22.58%, 2/22/27 .... 5,398 5,363
FW2674944.UP.FTS.B, 22.84%, 2/22/27 .. 8,104 8,052
FW2676120.UP.FTS.B, 22.93%, 2/22/27 .. 6,580 6,497
FW2675190.UP.FTS.B, 23.05%, 2/22/27 .. 5,404 5,370
FW2675530.UP.FTS.B, 23.25%, 2/22/27 .. 2,704 2,686
L2675554.UP.FTS.B, 23.55%, 2/22/27 .... 9,019 8,961
L2676113.UP.FTS.B, 24.05%, 2/22/27 .... 18,062 17,946
FW2675485.UP.FTS.B, 24.08%, 2/22/27 .. 3,974 3,948
FW2675214.UP.FTS.B, 24.18%, 2/22/27 .. 3,975 3,950
L2674902.UP.FTS.B, 24.23%, 2/22/27 .... 1,860 531
FW2676351.UP.FTS.B, 24.32%, 2/22/27 .. 4,970 4,938
FW2675997.UP.FTS.B, 24.49%, 2/22/27 .. 2,984 2,965
FW2675911.UP.FTS.B, 24.61%, 2/22/27 .. 2,713 2,696
L2674079.UP.FTS.B, 24.8%, 2/22/27 .... 3,776 3,734
L2675434.UP.FTS.B, 25.07%, 2/22/27 .... 2,173 2,159
FW2676151.UP.FTS.B, 25.12%, 2/22/27 .. 1,036 16
L2676160.UP.FTS.B, 25.17%, 2/22/27 .... 10,811 10,261
FW2676004.UP.FTS.B, 25.24%, 2/22/27 .. 8,807 624
FW2675924.UP.FTS.B, 25.27%, 2/22/27 .. 1,890 1,873
FW2676248.UP.FTS.B, 25.38%, 2/22/27 .. 2,990 2,971
L2676213.UP.FTS.B, 25.44%, 2/22/27 .... 2,433 2,417
L2675249.UP.FTS.B, 25.47%, 2/22/27 .... 2,120 150
FW2676003.UP.FTS.B, 25.6%, 2/22/27 ... 1,995 1,982
FW2675099.UP.FTS.B, 26.05%, 2/22/27 .. 3,437 3,414
FW2675282.UP.FTS.B, 26.25%, 2/22/27 .. 45,387 45,093
FW2676394.UP.FTS.B, 26.4%, 2/22/27 ... 5,319 5,277
FW2675377.UP.FTS.B, 26.49%, 2/22/27 .. 1,636 1,625
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2676130.UP.FTS.B, 26.88%, 2/22/27 .. $ 5,366 $ 5,332
FW2675610.UP.FTS.B, 26.91%, 2/22/27 .. 6,038 1,782
L2676015.UP.FTS.B, 26.95%, 2/22/27 .... 900 887
FW2675720.UP.FTS.B, 27.06%, 2/22/27 .. 3,003 2,984
FW2675330.UP.FTS.B, 27.13%, 2/22/27 .. 3,003 2,984
FW2676331.UP.FTS.B, 27.38%, 2/22/27 .. 7,033 6,982
L2675639.UP.FTS.B, 27.5%, 2/22/27 .... 1,322 1,308
FW2675561.UP.FTS.B, 27.52%, 2/22/27 .. 6,559 6,516
FW2675681.UP.FTS.B, 27.55%, 2/22/27 .. 8,909 8,840
FW2675991.UP.FTS.B, 27.58%, 2/22/27 .. 2,278 2,263
FW2676194.UP.FTS.B, 28.21%, 2/22/27 .. 2,352 361
FW2676090.UP.FTS.B, 28.38%, 2/22/27 .. 18,256 18,138
FW2675967.UP.FTS.B, 29.34%, 2/22/27 .. 1,555 1,533
FW2676071.UP.FTS.B, 30.36%, 2/22/27 .. 2,018 2,004
FW2675198.UP.FTS.B, 30.64%, 2/22/27 .. 6,394 6,350
FW2676076.UP.FTS.B, 30.66%, 2/22/27 .. 1,468 1,459
FW2675098.UP.FTS.B, 30.74%, 2/22/27 .. 2,488 173
FW2675958.UP.FTS.B, 30.93%, 2/22/27 .. 1,285 1,267
FW2676378.UP.FTS.B, 30.97%, 2/22/27 .. 1,103 1,096
FW2674790.UP.FTS.B, 31.08%, 2/22/27 .. 1,017 1,009
FW2675297.UP.FTS.B, 31.1%, 2/22/27 ... 969 67
FW2676100.UP.FTS.B, 31.11%, 2/22/27 .. 1,642 1,618
FW2675440.UP.FTS.B, 31.15%, 2/22/27 .. 3,248 3,083
FW2670166.UP.FTS.B, 31.29%, 2/22/27 .. 2,292 2,277
FW2675516.UP.FTS.B, 31.31%, 2/22/27 .. 3,064 2,909
FW2676168.UP.FTS.B, 31.41%, 2/22/27 .. 3,217 3,196
FW2675064.UP.FTS.B, 31.47%, 2/22/27 .. 2,758 2,740
FW2676065.UP.FTS.B, 31.64%, 2/22/27 .. 8,833 8,776
FW2675468.UP.FTS.B, 31.91%, 2/22/27 .. 7,085 7,039
FW2675325.UP.FTS.B, 31.93%, 2/22/27 .. 8,082 559
FW2676191.UP.FTS.B, 31.98%, 2/22/27 .. 6,817 6,766
FW2675534.UP.FTS.B, 32.24%, 2/22/27 .. 8,195 8,142
FW1914675.UP.FTS.B, 26.25%, 3/25/27 .. 9,609 678
FW2056098.UP.FTS.B, 23.67%, 4/16/27 .. 6,585 6,531
FW2056081.UP.FTS.B, 30.81%, 4/16/27 .. 1,562 1,551
L2980992.UP.FTS.B, 5.74%, 4/20/27 .... 7,062 7,033
L2982343.UP.FTS.B, 6.55%, 4/20/27 .... 13,242 13,187
L2981618.UP.FTS.B, 6.67%, 4/20/27 .... 11,507 11,462
L2982277.UP.FTS.B, 7.61%, 4/20/27 .... 7,989 7,958
L2981547.UP.FTS.B, 8.03%, 4/20/27 .... 10,665 10,601
L2982631.UP.FTS.B, 11.15%, 4/20/27 .... 5,728 5,681
L2981847.UP.FTS.B, 12.88%, 4/20/27 .... 8,739 8,671
FW2982593.UP.FTS.B, 14.46%, 4/20/27 .. 7,237 7,182
FW2981800.UP.FTS.B, 15.54%, 4/20/27 .. 18,224 17,165
FW2982570.UP.FTS.B, 15.54%, 4/20/27 .. 8,799 8,702
FW2980031.UP.FTS.B, 17.09%, 4/20/27 .. 39,216 36,931
L2981666.UP.FTS.B, 17.74%, 4/20/27 .... 45,613 45,118
L2982362.UP.FTS.B, 19.25%, 4/20/27 .... 1,952 1,930
L2981534.UP.FTS.B, 19.74%, 4/20/27 .... 10,595 10,485
FW2982412.UP.FTS.B, 19.87%, 4/20/27 .. 11,001 10,856
FW2980149.UP.FTS.B, 20.02%, 4/20/27 .. 5,142 4,846
FW2982427.UP.FTS.B, 20.52%, 4/20/27 .. 22,306 22,143
L2982556.UP.FTS.B, 21.77%, 4/20/27 .... 4,972 4,936
L2982345.UP.FTS.B, 23.66%, 4/20/27 .... 12,528 268
FW2981941.UP.FTS.B, 25.22%, 4/20/27 .. 2,298 2,268
FW2980976.UP.FTS.B, 25.24%, 4/20/27 .. 13,577 13,491
L2982002.UP.FTS.B, 25.37%, 4/20/27 .... 6,188 6,148
L2982533.UP.FTS.B, 25.49%, 4/20/27 .... 1,990 1,890

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSI-37
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2981812.UP.FTS.B, 25.87%, 4/20/27 .. $ 2,972 $ 2,952
L2981818.UP.FTS.B, 25.89%, 4/20/27 .... 9,010 8,921
L2981438.UP.FTS.B, 25.94%, 4/20/27 .... 2,787 2,768
FW2981809.UP.FTS.B, 26.39%, 4/20/27 .. 4,153 4,126
FW2981690.UP.FTS.B, 26.56%, 4/20/27 .. 14,286 13,565
L2982272.UP.FTS.B, 26.68%, 4/20/27 .... 5,202 5,171
FW2982505.UP.FTS.B, 26.8%, 4/20/27 ... 4,793 4,754
FW2982630.UP.FTS.B, 27.01%, 4/20/27 .. 3,072 3,052
FW2973701.UP.FTS.B, 27.5%, 4/20/27 ... 12,828 12,188
FW2982117.UP.FTS.B, 27.79%, 4/20/27 .. 2,066 2,053
FW2982476.UP.FTS.B, 28.13%, 4/20/27 .. 27,990 27,808
FW2982596.UP.FTS.B, 28.27%, 4/20/27 .. 1,400 1,391
FW2981790.UP.FTS.B, 29.08%, 4/20/27 .. 2,352 2,338
FW2982246.UP.FTS.B, 30.31%, 4/20/27 .. 2,580 182
FW2982248.UP.FTS.B, 30.44%, 4/20/27 .. 4,661 4,633
FW2980005.UP.FTS.B, 30.65%, 4/20/27 .. 1,396 1,388
FW2982470.UP.FTS.B, 30.66%, 4/20/27 .. 2,156 2,143
FW2981984.UP.FTS.B, 30.99%, 4/20/27 .. 8,605 598
FW2982099.UP.FTS.B, 31.11%, 4/20/27 .. 3,266 3,247
FW2981979.UP.FTS.B, 31.12%, 4/20/27 .. 1,937 1,923
FW2982709.UP.FTS.B, 31.22%, 4/20/27 .. 2,779 193
FW2981459.UP.FTS.B, 31.69%, 4/20/27 .. 8,831 8,777
FW2981291.UP.FTS.B, 31.84%, 4/20/27 .. 5,439 842
L2242212.UP.FTS.B, 19.99%, 5/13/27 .... 3,128 3,093
L2241910.UP.FTS.B, 20.19%, 5/13/27 .... 19,227 18,916
L2241971.UP.FTS.B, 20.32%, 5/13/27 .... 2,684 2,645
L2241647.UP.FTS.B, 25.19%, 5/13/27 .... 1,559 448
L2242784.UP.FTS.B, 25.23%, 5/13/27 .... 5,430 797
L2242418.UP.FTS.B, 25.33%, 5/13/27 .... 9,176 9,101
FW2242705.UP.FTS.B, 27.05%, 5/13/27 .. 1,429 1,416
FW2241542.UP.FTS.B, 28.48%, 5/13/27 .. 2,877 1,707
FW2242624.UP.FTS.B, 29.36%, 5/13/27 .. 8,511 8,419
FW2242691.UP.FTS.B, 30.2%, 5/13/27 ... 23,410 23,199
FW2242189.UP.FTS.B, 31.76%, 5/13/27 .. 4,713 4,668
L2464545.UP.FTS.B, 18.49%, 6/19/27 .... 19,566 19,322
L2465191.UP.FTS.B, 22.76%, 6/19/27 .... 3,688 3,658
L2465421.UP.FTS.B, 25.22%, 6/19/27 .... 8,564 8,514
L2464262.UP.FTS.B, 25.31%, 6/19/27 .... 2,141 623
FW2465743.UP.FTS.B, 28.47%, 6/19/27 .. 9,450 9,391
FW2466138.UP.FTS.B, 29.57%, 6/19/27 .. 2,903 2,810
FW2464615.UP.FTS.B, 30.21%, 6/19/27 .. 7,812 1,167
FW2465921.UP.FTS.B, 30.89%, 6/19/27 .. 1,227 1,220
FW2675527.UP.FTS.B, 21.31%, 7/22/27 .. 9,697 2,659
FW2675348.UP.FTS.B, 23.48%, 7/22/27 .. 14,960 14,198
FW2676274.UP.FTS.B, 25.4%, 7/22/27 ... 24,568 3,719
L2676206.UP.FTS.B, 25.75%, 7/22/27 .... 4,209 4,158
FW2675109.UP.FTS.B, 27.79%, 7/22/27 .. 5,749 5,706
FW2675392.UP.FTS.B, 28.93%, 7/22/27 .. 1,930 1,916
FW2674184.UP.FTS.B, 30.72%, 7/22/27 .. 5,900 (369)
FW2675344.UP.FTS.B, 30.75%, 7/22/27 .. 3,169 3,147
FW2676178.UP.FTS.B, 31.16%, 7/22/27 .. 4,901 4,835
FW2676390.UP.FTS.B, 31.24%, 7/22/27 .. 1,966 1,865
FW2675191.UP.FTS.B, 31.52%, 7/22/27 .. 4,589 679
L2056878.UP.FTS.B, 9.83%, 9/16/27 .... 4,578 609
L2234521.UP.FTS.B, 21.55%, 10/13/27 ... 8,205 4,851
L2466291.UP.FTS.B, 11.97%, 11/19/27 ... 44,718 42,034
L2676110.UP.FTS.B, 9.95%, 12/22/27 .... 17,914 16,838
FW2675427.UP.FTS.B, 17.47%, 12/22/27 . 21,215 6,255
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2675884.UP.FTS.B, 26.71%, 12/22/27 . $ 5,177 $ 4,974
3,782,263
Total Marketplace Loans (Cost $7,671,27 9 ) .....
$6,941,352

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2022
Franklin Strategic Income VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-38
At December 31, 2022, the Fund had the following futures contracts outstanding. See Note 1 ( d ).
At December 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
30-day Federal Funds ......................... Short 154 $ 61,191,020 12/29/23 $ 105,831
U.S. Treasury 10 Year Notes .................... Long 21 2,358,234 3/22/23 (15,451)
U.S. Treasury 10 Year Ultra Notes ................ Long 19 2,247,344 3/22/23 (19,620)
U.S. Treasury 5 Year Notes ..................... Long 22 2,374,453 3/31/23 (9,974)
U.S. Treasury Ultra Bonds ...................... Long 13 1,746,062 3/22/23 (40,238)
Total Futures Contracts ...................................................................... $20,548
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Buy 240,000 253,066 1/17/23 $ 4,084 $ —
Euro ............. JPHQ Sell 2,650,000 2,594,165 1/17/23 — (245,197)
Columbian Peso .... JPHQ Sell 5,200,000,000 1,033,027 2/28/23 — (28,002)
Total Forward Exchange Contracts ................................................... $4,084 $(273,199)
Net unrealized appreciation (depreciation) ............................................ $(269,115)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FSI-39
At December 31, 2022, the Fund had the following credit default swap contracts outstanding. See Note 1(d).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CDX.NA.EM.37 . (1.00)% Quarterly 6/20/27 1,150,000 $ 56,177 $ 96,538 $ (40,361)
CDX.NA.HY.39 . (5.00)% Quarterly 12/20/27 800,000 (5,882) 16,487 (22,369)
Total Centrally Cleared Swap Contracts ..................................... $50,295 $113,025 $(62,730)
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 1,800,000 (694,209) (291,433) (402,776) B-
Mexico
Government
Bond ...... 1.00% Quarterly GSCO 6/20/26 925,000 1,434 1,865 (431) BBB
Traded Index
(e)
BNP Paribas
Bespoke
Haverhill Index,
Mezzanine
Tranche 5-10% 4.10% Quarterly BNDP 12/20/23 350,000 EUR (5,421) — (5,421)
Non-
Investment
Grade
(e)
Citibank
Bespoke Kenai
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/23 2,300,000 (796,155) (341,487) (454,668)
Non-
Investment
Grade
(e)
Citibank
Bespoke
Rotorua Index,
Mezzanine
Tranche 5-10% 3.60% Quarterly CITI 12/20/23 500,000 (5,977) — (5,977)
Non-
Investment
Grade
MCDX.
NA.MAIN.31 . 1.00% Quarterly CITI 12/20/23 2,270,000 11,237 4,444 6,793
Investment
Grade
Total OTC Swap Contracts .............................................. $(1,489,091) $(626,611) $(862,480)
Total Credit Default Swap Contracts .................................... $(1,438,796) $ (513,586) $(925,210)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin Strategic Income VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-40
At December 31, 2022, the Fund had the following total return swap contracts outstanding. See Note 1(d).
See Note 11 regarding other derivative information.
See Abbreviations on page FSI- 62 .
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Short
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly BZWS 3/20/23 1,240,000 $ (28,150)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly MSCO 3/20/23 800,000 (15,819)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly BNDP 3/20/23 165,000 (4,672)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly BNDP 3/20/23 495,000 (12,695)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly MSCO 6/20/23 1,500,000 (13,247)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly MSCO 6/20/23 1,500,000 (3,844)
Total Return Swap Contracts .................................................................... $(78,427)
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2022
The accompanying notes are an integral part of these financial statements. Annual Report
FSI-41
Franklin
Strategic
Income VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $291,548,795
Cost - Non-controlled affiliates (Not e 3e) ........................................................ 39,344,627
Value - Unaffiliated issuers .................................................................. $260,514,222
Value - Non-controlled affiliates (Not e 3e) ....................................................... 36,753,721
Cash .................................................................................... 473,807
Receivables:
Investment securities sold ................................................................... 32
Capital shares sold ........................................................................ 205,268
Dividends and interest ..................................................................... 3,052,854
Deposits with brokers for:
OTC derivative contracts .................................................................. 1,710,000
Futures contracts ........................................................................ 277,685
Centrally cleared swap contracts ............................................................ 103,203
Variation margin on futures contracts ........................................................... 13,138
Variation margin on centrally cleared swap contracts ............................................... 518
OTC swap contracts (upfront payments $6,318) .................................................... 6,309
Unrealized appreciation on OTC forward exchange contracts .......................................... 4,084
Unrealized appreciation on OTC swap contracts .................................................... 6,793
Deferred tax benefit ......................................................................... 135,841
Total assets .......................................................................... 303,257,475
Liabilities:
Payables:
Investment securities purchased .............................................................. 77,516
Capital shares redeemed ................................................................... 142,129
Management fees ......................................................................... 142,490
Distribution fees .......................................................................... 27,120
Trustees' fees and expenses ................................................................. 1,109
OTC swap contracts (upfront receipts $1,216,740) .................................................. 632,920
Unrealized depreciation on OTC swap contracts .................................................... 947,700
Unrealized depreciation on OTC forward exchange contracts .......................................... 273,199
Accrued expenses and other liabilities ........................................................... 210,718
Total liabilities ......................................................................... 2,454,901
Net assets, at value ................................................................. $300,802,574
Net assets consist of:
Paid-in capital ............................................................................. $398,170,074
Total distributable earnings (losses) ............................................................. (97,367,500)
Net assets, at value ................................................................. $300,802,574

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2022
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-42
Franklin
Strategic
Income VIP
Fund
Class 1:
Net assets, at value ....................................................................... $189,767,431
Shares outstanding ........................................................................ 20,881,734
Net asset value and maximum offering price per share ............................................. $9.09
Class 2:
Net assets, at value ....................................................................... $73,616,643
Shares outstanding ........................................................................ 8,428,199
Net asset value and maximum offering price per share ............................................. $8.73
Class 4:
Net assets, at value ....................................................................... $37,418,500
Shares outstanding ........................................................................ 4,152,780
Net asset value and maximum offering price per share ............................................. $9.01

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2022
The accompanying notes are an integral part of these financial statements. Annual Report
FSI-43
Franklin
Strategic
Income VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $371,096
Non-controlled affiliates (Not e 3e) ............................................................. 1,686,937
Interest: (net of foreign taxes of $395)
Unaffiliated issuers ........................................................................ 13,109,355
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 3,947
Non-controlled affiliates (Note 3 e ) ............................................................. 706
Total investment income ................................................................... 15,172,041
Expenses:
Management fees (Note 3 a ) ................................................................... 2,089,225
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 198,839
    Class 4 ................................................................................ 150,087
Custodian fees (Note 4 ) ...................................................................... 4,934
Professional fees ........................................................................... 137,443
Trustees' fees and expenses .................................................................. 4,806
Marketplace lending fees (Note 1 f ) .............................................................. 334,797
Other .................................................................................... 11,503
Total expenses ......................................................................... 2,931,634
Expense reductions (Note 4 ) ............................................................... (558)
Expenses waived/paid by affiliates (Not e 3e) ................................................... (231,954)
Net expenses ......................................................................... 2,699,122
Net investment income ................................................................ 12,472,919
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $12,618)
Unaffiliated issuers ...................................................................... (23,930,694)
Non-controlled affiliates (Not e 3e) ........................................................... (3,099,210)
Written options ........................................................................... (9,317)
Foreign currency transactions ................................................................ (15,624)
Forward exchange contracts ................................................................. 937,244
Futures contracts ......................................................................... 475,030
TBA sale commitments ..................................................................... 5,533
Swap contracts ........................................................................... 722,776
Net realized gain (loss) .................................................................. (24,914,262)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (28,220,686)
Non-controlled affiliates (Not e 3e) ........................................................... 1,298,892
Translation of other assets and liabilities denominated in foreign currencies .............................. 2,332
Written options ........................................................................... (36,230)
Forward exchange contracts ................................................................. (361,789)
Futures contracts ......................................................................... 340,829
Swap contracts ........................................................................... (918,921)
Change in deferred tax benefit ............................................................... (173,725)
Change in deferred taxes on unrealized appreciation ............................................... 13,698
Net change in unrealized appreciation (depreciation) ............................................ (28,055,600)
Net realized and unrealized gain (loss) ............................................................ (52,969,862)
Net increase (decrease) in net assets resulting from operations .......................................... $(40,496,943)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Annual Report The accompanying notes are an integral part of these financial statements.
FSI-44
Franklin Strategic Income VIP Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021*
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $12,472,919 $12,098,516
Net realized gain (loss) ................................................. (24,914,262) 4,894,990
Net change in unrealized appreciation (depreciation) ........................... (28,055,600) (8,012,045)
Net increase (decrease) in net assets resulting from operations ................ (40,496,943) 8,981,461
Distributions to shareholders:
Class 1 ............................................................. (9,367,599) (8,780,267)
Class 2 ............................................................. (3,440,344) (3,050,922)
Class 4 ............................................................. (1,764,256) (1,678,261)
Total distributions to shareholders .......................................... (14,572,199) (13,509,450)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (23,710,406) (10,251,021)
Class 2 ............................................................. (3,084,449) (9,912,221)
Class 4 ............................................................. (5,799,698) (718,968)
Total capital share transactions ............................................ (32,594,553) (20,882,210)
Net increase (decrease) in net assets ................................... (87,663,695) (25,410,199)
Net assets:
Beginning of year ....................................................... 388,466,269 413,876,468
End of year ........................................................... $300,802,574 $388,466,269
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021.

Franklin Templeton Variable Insurance Products Trust
FSI-45
Annual Report
Notes to Financial Statements
Franklin Strategic Income VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Franklin Strategic Income VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At December 31,
2022, 76.2% of the Fund’s shares were held through one
insurance company. Investment activities of these insurance
company separate accounts could have a material impact on
the Fund. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSI-46
Annual Report
Franklin Strategic Income VIP Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as "market level fair value"). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSI-47
Annual Report
Franklin Strategic Income VIP Fund
(continued)
day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement
in the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower. At December 31, 2022, the
Fund had no securities on loan.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
1. Organization and Significant Accounting Policies
(continued)
c. Securities Lending
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSI-48
Annual Report
Franklin Strategic Income VIP Fund
(continued)
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain or loss in the Statement of Operations.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return
linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term
of the contract, contractually required payments to be paid
or received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate and credit
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
The Fund invests in value recovery instruments (VRI)
primarily to gain exposure to economic growth. Periodic
payments from VRI are dependent on established
benchmarks for underlying variables. VRI has a notional
amount, which is used to calculate amounts of payments to
holders. Payments are recorded upon receipt as realized
gains in the Statement of Operations. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment. The Fund did not hold any VRI at year end.
See Note 11 regarding other derivative information.
e. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSI-49
Annual Report
Franklin Strategic Income VIP Fund
(continued)
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
f. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Facility
1. Organization and Significant Accounting Policies
(continued)
e. Mortgage Dollar Rolls
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSI-50
Annual Report
Franklin Strategic Income VIP Fund
(continued)
fees are recognized as income over the expected term of
the loan. Dividend income is recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting year.
Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 328,774 $3,176,447 1,119,217 $11,967,151
Shares issued in reinvestment of distributions .......... 1,032,811 9,367,599 830,678 8,780,267
Shares redeemed ............................... (3,831,980) (36,254,452) (2,899,771) (30,998,439)
Net increase (decrease) .......................... (2,470,395) $(23,710,406) (949,876) $(10,251,021)
1. Organization and Significant Accounting Policies
(continued)
h. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSI-51
Annual Report
Franklin Strategic Income VIP Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2022, the gross effective investment management fee rate was 0.625% of the Fund’s average daily net assets.
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 2 Shares:
Shares sold ................................... 1,055,479 $9,796,960 1,656,006 $17,067,289
Shares issued in reinvestment of distributions .......... 394,083 3,440,344 299,698 3,050,922
Shares redeemed ............................... (1,789,143) (16,321,753) (2,909,726) (30,030,432)
Net increase (decrease) .......................... (339,581) $(3,084,449) (954,022) $(9,912,221)
Class 4 Shares:
Shares sold ................................... 109,665 $1,130,422 516,341 $5,494,257
Shares issued in reinvestment of distributions .......... 195,811 1,764,256 159,987 1,678,261
Shares redeemed ............................... (933,003) (8,694,376) (744,790) (7,891,486)
Net increase (decrease) .......................... (627,527) $(5,799,698) (68,462) $(718,968)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $500 million
0.525% Over $500 million, up to and including $1 billion
0.480% Over $1 billion, up to and including $1.5 billion
0.435% Over $1.5 billion, up to and including $6.5 billion
0.415% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
2. Shares of Beneficial Interest
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSI-52
Annual Report
Franklin Strategic Income VIP Fund
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2022, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $ 27,739,219 $ 5,100,000 $ (12,537,750) $ (3,099,210) $ 1,298,892 $ 18,501,151 2,418,451 $ 1,515,004
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% 9,106,742 127,844,218 (118,698,390) — — 18,252,570 18,252,570 171,933
Total Non-Controlled Affiliates $36,845,961 $132,944,218 $(131,236,140) $ (3,099,210) $ 1,298,892 $36,753,721 $ 1,686,937
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $— $13,473,000 $(13,473,000) $— $— $— — $706
Total Affiliated Securities ... $36,845,961 $146,417,218 $(144,709,140) $(3,099,210) $1,298,892 $36,753,721 $1,687,643
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSI-53
Annual Report
Franklin Strategic Income VIP Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2022 and 2021, was as follows:
At December 31, 2022, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, foreign capital gains tax, paydown losses, payments-in-kind, bond discounts and premiums, swaps and transfer in-kind.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2022, aggregated
$200,438,610 and $238,399,865, respectively.
7. Credit Risk and Defaulted Securities
At December 31, 2022, the Fund had 24.8% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $6,269,256
Long term ................................................................................ 68,932,271
Total capital loss carryforwards ............................................................... $75,201,527
2022 2021
Distributions paid from:
Ordinary income .......................................................... $14,572,199 $13,509,450
Cost of investments .......................................................................... $330,132,836
Unrealized appreciation ........................................................................ $4,668,209
Unrealized depreciation ........................................................................ (39,298,892)
Net unrealized appreciation (depreciation) .......................................................... $(34,630,683)
Distributable earnings:
Undistributed ordinary income ................................................................... $12,596,325

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSI-54
Annual Report
Franklin Strategic Income VIP Fund
(continued)
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At December
31, 2022, the value of this security was $1,351,499, representing 0.4% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Schedule of Investments.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Strategic Income VIP Fund
14,792,309
a
K2016470219 South Africa Ltd., A ............... 2/01/17 $ 114,768 $ —
1,472,041
a
K2016470219 South Africa Ltd., B ............... 2/01/17 1,093 —
Total Restricted Securities (Value is —% of Net Assets) .............. $115,861 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $— as of December 31, 2022.
7. Credit Risk and Defaulted Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSI-55
Annual Report
Franklin Strategic Income VIP Fund
(continued)
11. Other Derivative Information
At December 31, 2022, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Strategic Income VIP Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 105,831
a
Variation margin on futures
contracts
$ 85,283
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
4,084 Unrealized depreciation on OTC
forward exchange contracts
273,199
Credit contracts ............
Variation margin on centrally
cleared swap contracts
— Variation margin on centrally
cleared swap contracts
62,730
b
OTC swap contracts (upfront
payments)
6,309 OTC swap contracts (upfront
receipts)
632,920
Unrealized appreciation on OTC
swap contracts
6,793 Unrealized depreciation on OTC
swap contracts
947,700
Total .................... $123,017 $2,001,832
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Strategic Income VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Investments $(58,383)
a
Investments $11,619
a
Written options (9,317) Written options (36,230)
Futures contracts 475,030 Futures contracts 340,829
Foreign exchange contracts .....
Investments (2,065)
a
Investments 6,859
a
Forward exchange contracts 937,244 Forward exchange contracts (361,789)
Credit contracts ...............
Swap contracts 722,776 Swap contracts (918,921)
Value recovery instruments Investments (152,700)
b
Investments (507,558)
b
Total ....................... $1,912,585 $(1,465,191)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSI-56
Annual Report
Franklin Strategic Income VIP Fund
(continued)
For the year ended December 31, 2022, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, and average month end fair value of VRI, were as follows:
At December 31, 2022, the Fund's OTC derivative assets and liabilities are as follows:
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
b
VRI are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
Franklin
Strategic
Income VIP
Fund
Futures contracts ......................... $28,068,353
Swap Contracts .......................... 19,173,784
Forward exchange contracts ................. 8,030,258
Options ................................. 1,289,075
VRI .................................... 144,091
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Strategic Income VIP Fund
Derivatives
Forward exchange contracts ............................. $ 4,08 4 $ 273,199
Swap contracts ....................................... 13,102 1,580,620
Total ............................................. $17,186 $1,853,819
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
11. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSI-57
Annual Report
Franklin Strategic Income VIP Fund
(continued)
At December 31, 2022, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
At December 31, 2022, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(d)  regarding derivative financial instruments.
See Abbreviations on page FSI- 62 .
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Strategic Income VIP Fund
Counterparty
BNDP ................... $— $— $— $— $—
BZWS ................... — — — — —
CITI ..................... 11,237 (11,237) — — —
GSCO ................... 1,865 (431) — — 1,434
JPHQ ................... 4,084 (4,084) — — —
MSCO ................... — — — — —
Total ................... $17,186 $(15,752) $ — $— $1,434
$ 1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Franklin Strategic Income VIP Fund
Counterparty
BNDP ................... $22,788 $— $— $— $22,788
BZWS ................... 28,150 — — — 28,150
CITI ..................... 1,496,341 (11,237) — (1,430,000) 55,104
GSCO ................... 431 (431) — — —
JPHQ ................... 273,199 (4,084) — (269,115) —
MSCO ................... 32,910 — — — 32,910
Total ................... $1,853,819 $(15,752) $— $(1,699,115) $138,952
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
11. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSI-58
Annual Report
Franklin Strategic Income VIP Fund
(continued)
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the  Statement of Operations. During the year ended December 31, 2022, the Fund did not use the Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Energy Equipment & Services ............. $ 702,390 $ — $ — $ 702,390
Media ............................... 74,109 — — 74,109
Multiline Retail ........................ — — —
a
—
Oil, Gas & Consumable Fuels ............. 3,789 736,007 — 739,796
Management Investment Companies ......... — 18,501,151 — 18,501,151
Convertible Bonds ....................... — 2,360 — 2,360
Corporate Bonds :
Aerospace & Defense ................... — 2,189,276 — 2,189,276
Air Freight & Logistics ................... — 774,894 — 774,894
Airlines .............................. — 1,716,057 — 1,716,057
Auto Components ...................... — 3,688,134 — 3,688,134
Automobiles .......................... — 851,407 — 851,407
Banks ............................... — 15,785,741 — 15,785,741
Beverages ........................... — 1,594,977 — 1,594,977

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSI-59
Annual Report
Franklin Strategic Income VIP Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Biotechnology ......................... $ — $ 1,003,928 $ — $ 1,003,928
Building Products ...................... — 1,702,736 — 1,702,736
Capital Markets ........................ — 8,441,024 — 8,441,024
Chemicals ........................... — 5,941,821 — 5,941,821
Commercial Services & Supplies ........... — 2,070,369 — 2,070,369
Construction & Engineering ............... — 649,887 — 649,887
Consumer Finance ..................... — 1,420,499 — 1,420,499
Containers & Packaging ................. — 2,585,736 — 2,585,736
Diversified Consumer Services ............ — 754,632 — 754,632
Diversified Financial Services ............. — 1,113,965 — 1,113,965
Diversified Telecommunication Services ..... — 3,299,941 — 3,299,941
Electric Utilities ........................ — 4,132,668 — 4,132,668
Electrical Equipment .................... — 952,618 — 952,618
Electronic Equipment, Instruments &
Components ........................ — 1,521,465 — 1,521,465
Energy Equipment & Services ............. — 394,914 — 394,914
Entertainment ......................... — 1,565,408 — 1,565,408
Equity Real Estate Investment Trusts (REITs) . — 2,438,565 — 2,438,565
Food Products ........................ — 1,239,105 — 1,239,105
Gas Utilities .......................... — 202,033 — 202,033
Health Care Equipment & Supplies ......... — 715,905 — 715,905
Health Care Providers & Services .......... — 4,324,290 — 4,324,290
Hotels, Restaurants & Leisure ............. — 3,774,882 — 3,774,882
Household Durables .................... — 323,485 — 323,485
Household Products .................... — 966,519 — 966,519
Independent Power and Renewable Electricity
Producers .......................... — 6,016,376 — 6,016,376
Insurance ............................ — 980,048 — 980,048
Interactive Media & Services .............. — 1,386,073 — 1,386,073
Internet & Direct Marketing Retail .......... — 460,898 — 460,898
IT Services ........................... — 3,525,185 — 3,525,185
Machinery ............................ — 1,136,951 — 1,136,951
Marine .............................. — 1,197,846 — 1,197,846
Media ............................... — 5,010,393 — 5,010,393
Metals & Mining ....................... — 1,085,411 — 1,085,411
Multiline Retail ........................ — 434,600 —
a
434,600
Multi-Utilities .......................... — 1,072,439 — 1,072,439
Oil, Gas & Consumable Fuels ............. — 12,682,489 — 12,682,489
Paper & Forest Products ................. — 1,142,287 — 1,142,287
Personal Products ..................... — 912,973 — 912,973
Pharmaceuticals ....................... — 3,062,594 — 3,062,594
Real Estate Management & Development .... — 1,013,546 — 1,013,546
Road & Rail .......................... — 1,482,025 — 1,482,025
Software ............................. — 1,271,497 — 1,271,497
Specialty Retail ........................ — 855,921 — 855,921
Technology Hardware, Storage & Peripherals . — 161,873 — 161,873
Thrifts & Mortgage Finance ............... — 1,580,291 — 1,580,291
Tobacco ............................. — 1,315,190 — 1,315,190
Trading Companies & Distributors .......... — 1,219,334 — 1,219,334
Transportation Infrastructure .............. — 117,979 — 117,979
13. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSI-60
Annual Report
Franklin Strategic Income VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2022, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Wireless Telecommunication Services ....... $ — $ 1,522,040 $ — $ 1,522,040
Marketplace Loans ...................... — — 6,941,352 6,941,352
Foreign Government and Agency Securities .... — 12,165,929 — 12,165,929
U.S. Government and Agency Securities ....... — 60,406,872 — 60,406,872
Asset-Backed Securities .................. — 15,884,486 — 15,884,486
Commercial Mortgage-Backed Securities ...... — 1,593,607 — 1,593,607
Mortgage-Backed Securities ................ — 18,981,913 — 18,981,913
Residential Mortgage-Backed Securities ...... — 14,234,319 — 14,234,319
Escrows and Litigation Trusts ............... — 3,949 —
a
3,949
Short Term Investments ................... 18,252,570 — — 18,252,570
Total Investments in Securities ........... $19,032,858 $271,293,733 $6,941,352 $297,267,943
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 4,084 $ — $ 4,084
Futures contracts ........................ 105,831 — — 105,831
Swap contracts ......................... — 6,793 — 6,793
Total Other Financial Instruments ......... $105,831 $10,877 $— $116,708
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 273,199 $ — $ 273,199
Futures contracts ........................ 85,283 — — 85,283
Swap contracts .......................... — 1,010,430 — 1,010,430
Total Other Financial Instruments ......... $85,283 $1,283,629 $— $1,368,912
a
Includes financial instruments determined to have no value at December 31, 2022.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Media ........... $2,779 $— $(3,268) $— $— $— $— $489 $— $—
Multiline Retail ...... —
c
— — — — — — — —
c
—
Oil, Gas & Consumable
Fuels .......... —
c
— (199) — — — (98,439) 98,638 —
c
—
Warrants :
Oil, Gas & Consumable
Fuels .......... 3 — —
c
— — — — (3) — —
Corporate Bonds :
Multiline Retail ...... —
c
—
c
— — — — — — —
c
—
Marketplace Loans :
Diversified Financial
Services ........ 5,892,407 6,426,813 (4,644,515) — — — (108,518) (624,835) 6,941,352 (635,518)
13. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSI-61
Annual Report
Franklin Strategic Income VIP Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 3 1 , 202 2 , are as follows:
14. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020- 04, Reference Rate Reform (Topic 848) –
Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB
issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London InterBank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Strategic Income VIP Fund (continued)
Assets:
Investments in Securities:
Escrows and Litigation
Trusts ........... $—
c
$— $(10,914) $— $— $— $10,914 $— $—
c
$—
Total Investments in
Securities ............ $5,895,189 $6,426,813 $(4,658,896) $— $— $— $(196,043) $(525,711) $6,941,352 $(635,518)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Marketplace Loans:
Diversified Financial Services. $5,684,014 Discounted cash flow Loss-adjusted discount rate
6.4% – 10.8%
(9.3%)
Decrease
Projected loss rate 17.0% – 23.3%
(21.2%)
Decrease
All Other Investments . . . . . . . 1,257,338
c,d
Total . . . . . . . . . . . . . .
.........
$6,941,352
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value at December 31, 2022.
13. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FSI-62
Annual Report
Franklin Strategic Income VIP Fund
(continued)
rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity
Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15,
2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
COP Colombian Peso
DOP Dominican Peso
EUR Euro
USD
United States Dollar
Index
MSCI
Morgan Stanley Capital International
CDX.NA.HY.
Series
number
CDX North America High Yield Index
MCDX.
NA.MAIN.
Series number
MCDX North America Index
Selected Portfolio
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
14. New Accounting Pronouncements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
FSI-63
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin Strategic
Income VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Strategic Income VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
FSI-64
Annual Report
Franklin Strategic Income VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2022:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $326,896
Interest Earned from Federal Obligations Note (1) $1,358,218

FUS-1
Annual Report
Franklin U.S. Government Securities VIP Fund
This annual report for Franklin U.S. Government Securities VIP Fund covers the fiscal year ended December 31, 2022 .
Class 1 Performance Summary as of December 31, 2022
Average annual total return of Class 1 shares* represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
*The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
–
1
1-Year -9.50%
5-Year -0.34%
10-Year +0.31%

FUS-2
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/12–12/31/22)
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance* is compared to the performance of the
Bloomberg U.S. Government - Intermediate Index. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Important Notes to Performance Information preceding the Fund Summaries.
**Source: FactSet. Please see Index Descriptions following the Fund Summaries.

FUS-3
Annual Report
Franklin U.S. Government Securities VIP Fund
Fund Goal and Main Investments
The Fund seeks income. Under normal market conditions,
the Fund invests at least 80% of its net assets in U.S.
government securities.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The
Fund’s share price and yield will be affected by interest
rate movements and mortgage prepayments. Bond prices
generally move in the opposite direction of interest rates.
Thus, as prices of bonds in the Fund adjust to a rise in
interest rates, the Fund’s share price may decline. Changes
in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed
but there is no guarantee that the manager’s investment
decisions will produce the desired results. The manager’s
portfolio selection strategy is not solely based on ESG
considerations, and therefore the issuers in which the Fund
invests may not be considered ESG-focused companies.
Integrating ESG considerations into the investment process
is not a guarantee that better performance will be achieved.
The Fund’s prospectus also includes a description of the
main investment risks.
Russia’s military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. In comparison, the Fund’s primary
benchmark, the Bloomberg U.S. Government - Intermediate
Index, posted a -7.73% total return.
1
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, posted a -13.01% total return for the
12 months ended December 31, 2022.
1
High inflation amid
a strong labor market led to significantly tighter monetary
policy, reducing the value of most bonds. Geopolitical
instability disrupted financial markets following Russia’s
invasion of Ukraine, adding to the uncertainty surrounding
the course of the global economy. While interest rates
increased along the entire yield curve (yields for all Treasury maturities), relatively large increases in shorter-term interest rates led the yield curve to invert during the reporting period as investors became increasingly concerned about the
economic outlook.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate seven times,
beginning in March 2022. By the end of the period the
federal funds target rate stood at a range of 4.25%–4.50%,
a full 425 basis points higher than the beginning of the
year. The Fed noted in its December 2022 meeting that
inflation remained elevated amid robust job growth and low
unemployment. In order to achieve its goal of 2% long-run
inflation, the Fed stated it anticipates making additional
increases to the federal funds target rate. Furthermore, the
Fed indicated it would continue to reduce its U.S. Treasury
(UST) and agency debt and mortgage-backed security
holdings.
UST bonds, as measured by the Bloomberg U.S. Treasury
Index, posted a -12.46% total return for the 12-month
period.
1
The 10-year UST yield (which moves inversely to
price) increased sharply amid high inflation and the Fed’s
Portfolio Composition
12/31/22
% of Total Net
Assets
Mortgage-Backed Securities 78.0%
U.S. Government and Agency Securities 14.1%
Foreign Government and Agency Securities 2.2%
Corporate Bonds 1.5%
Short-Term Investments & Other Net Assets 4.2%
1. Source: Morningstar.
One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin U.S. Government Securities VIP Fund
FUS-4
Annual Report
tightening monetary stance. Mortgage-backed securities
(MBS), as measured by the Bloomberg U.S. MBS Index,
posted a -11.81% total return for the period as mortgage
rates rose to the highest level in over two decades and
modest prepayment rates led to increasing interest-rate
sensitivity.
1
Corporate bond prices also declined, constrained by
inflation, rising interest rates and concerns about the impact of elevated interest rates on corporate borrowing costs and
the wider economy. Corporate yield spreads, a measure
of the difference in yields between corporate bonds and
similarly-dated USTs, rose, reflecting investors’ increased
risk-aversion preferences. In this environment, high-yield
corporate bonds, as represented by the Bloomberg U.S.
Corporate High Yield Index, posted a -11.19% total return,
while investment-grade corporate bonds, as represented
by the Bloomberg U.S. Corporate Investment Grade Index,
posted a -15.76% total return.
1
Investment Strategy
Using our straightforward investment approach, we seek
to produce current income with a high degree of credit
safety from a conservatively managed portfolio of U.S.
government securities. Analyzing securities using proprietary and nonproprietary research, we seek to identify attractive
investment opportunities.
Manager’s Discussion
Amidst a volatile and rising interest-rate environment, fixed income sector performance was challenged over the period.
Treasury Inflation-Protected Securities (TIPS) represented
the best performing sector on a relative basis as the only
sector with positive excess returns, as measured by the
Bloomberg indexes. The other major fixed income sectors
in which the Fund allocates posted negative total returns
and underperformed similar duration U.S. Treasuries (USTs)
during the period. Within the agency mortgage-backed
securities (MBS) sector, on an excess return basis, all major
MBS sectors posted negative excess returns with Ginnie
Mae (GNMA) MBS performing the best, followed by Fannie
Mae (FNMA) and Freddie Mac (FHLMC) MBS. For the
GNMA coupon stack, higher coupon 4.5% through 5.0%
were the best performers, while 2.0% through 3.0% coupons
lagged with negative excess returns.
Zero-volatility option adjusted spreads (ZV-OAS) were
7 basis points (bps) higher year-over-year but swung
dramatically over the period. Spreads were fairly rangebound from January to September 2022, trading between 51 bps
and 73 bps, before widening significantly. Spreads peaked
at 100 bps in September 2022 before trending lower and
ending the year at 65 bps.
With the Fed’s most recent quantitative easing program
totaling $2.6 trillion of agency MBS, the Fed owns 31% of
the market. Given their influence in the market, the Fed
has made an effort to be transparent and laid out a detailed balance sheet normalization plan, including defined run off
rates, which began in June 2022. As recent Fed’s paydowns
on their mortgage portfolio were below their reinvestment
threshold, they have reinvested in the MBS market, thus
providing lower support for the sector.
The Primary Mortgage Market Survey (PMMS) more than
doubled over the year, increasing over 300 bps to 6.42%.
At current rates, a negligible portion of the mortgage
universe has an incentive to refinance their loans. With this reduced refinancing incentive, prepayment risk has declined
significantly.
The Fund maintains a consistent and disciplined approach to
our investment strategy. The Fund’s investment process and
strategy have not changed, and the team continues to look
for strong cash flow fundamentals and valuations, seeking
to uncover opportunities across the agency mortgage and
agency debenture universe. The Fund emphasizes agency
pass-throughs and invests in other agency securities for
diversification purposes.
The portfolio’s largest allocation remains in fixed-rate
agency MBS, primarily in 30-year GNMA II securities. Over
the period, we increased our exposure to USTs, while
decreasing agency MBS. The Fund’s largest MBS allocation
remained in 3.0% and 2.5% coupons.
The Fund’s U.S. yield curve positioning and allocation
to fixed-rate agency MBS detracted from performance.
Security selection in fixed-rate agency MBS and, to a lesser extent, agency securities contributed to returns. The Fund’s allocation to TIPS and Fannie Mae authorized delegated
underwriting services (DUS) also contributed to performance
over the period.
Thank you for your participation in Franklin U.S. Government
Securities VIP Fund. We look forward to serving your future
investment needs.

Franklin U.S. Government Securities VIP Fund
FUS-5
Annual Report
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin U.S. Government Securities VIP Fund
FUS-6
Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $973.00 $2.15 $1,023.03 $2.20 0.43%
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

FUS-7
Annual Report
GOF VIP P1 P2 P4 P5 12/22
SUPPLEMENT DATED DECEMBER 23, 2022
TO THE CURRENTLY EFFECTIVE PROSPECTUSES
OF EACH FUND LISTED BELOW
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
I. For Franklin Allocation VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Income VIP Fund, Franklin Strategic Income
VIP Fund and Franklin VolSmart Allocation VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered ESG-
focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-
term performance, there is no guarantee that such results will be achieved.
II. For Franklin Dynatech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin
Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Templeton Developing Markets VIP Fund, Templeton
Global Bond VIP Fund, Templeton Foreign VIP Fund and Templeton Growth VIP Fund, the “ESG Considerations” risk in the
“Fund Details – Principal Risks” section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered
ESG-focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect

FUS-8
Annual Report
Please keep this supplement with your prospectus for future reference.
the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. In certain circumstances, there may be times when not every investment is assessed for ESG factors and, when they are, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.
III. For Franklin U.S. Government Securities VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
Social and Governance Considerations
Social and/or governance considerations are not the only factors considered by the investment manager and may not be a determinative factor in the investment manager’s selection of securities for the Fund. In addition, the investment manager may not be able to give such considerations meaningful weight if the availability of appropriate securities for the
Fund’s portfolio is limited. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of certain investments may differ from that of investors, third party service providers, such as ratings providers, or other funds. While the investment manager views social and governance considerations as having the potential to contribute to the Fund’s performance, there is no guarantee that such results will be achieved.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin U.S. Government Securities VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report
FUS-9
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.85 $12.37 $12.34 $12.07 $12.36
Income from investment operations
a
:
Net investment income
b
......................... 0.20 0.12 0.22 0.27 0.29
Net realized and unrealized gains (losses) ........... (1.32) (0.32) 0.28 0.38 (0.22)
Total from investment operations .................... (1.12) (0.20) 0.50 0.65 0.07
Less distributions from:
Net investment income .......................... (0.29) (0.32) (0.47) (0.38) (0.36)
Net asset value, end of year ....................... $10.44 $11.85 $12.37 $12.34 $12.07
Total return
c
................................... (9.50)% (1.62)% 4.08% 5.47% 0.60%
Ratios to average net assets
Expenses
d
.................................... 0.49% 0.53% 0.53% 0.51% 0.50%
Net investment income ........................... 1.79% 1.03% 1.81% 2.23% 2.38%
Supplemental data
Net assets, end of year (000’s) ..................... $37,066 $45,733 $52,307 $54,104 $59,213
Portfolio turnover rate ............................ 9.28% 80.81% 56.32% 24.16% 22.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin U.S. Government Securities VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FUS-10
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.57 $12.08 $12.05 $11.79 $12.09
Income from investment operations
a
:
Net investment income
b
......................... 0.16 0.09 0.19 0.24 0.25
Net realized and unrealized gains (losses) ........... (1.28) (0.31) 0.27 0.37 (0.22)
Total from investment operations .................... (1.12) (0.22) 0.46 0.61 0.03
Less distributions from:
Net investment income .......................... (0.26) (0.29) (0.43) (0.35) (0.33)
Net asset value, end of year ....................... $10.19 $11.57 $12.08 $12.05 $11.79
Total return
c
................................... (9.75)% (1.83)% 3.83% 5.23% 0.34%
Ratios to average net assets
Expenses
d
.................................... 0.74% 0.78% 0.78% 0.76% 0.75%
Net investment income ........................... 1.53% 0.78% 1.56% 1.98% 2.13%
Supplemental data
Net assets, end of year (000’s) ..................... $555,028 $730,340 $771,332 $771,866 $1,105,627
Portfolio turnover rate ............................ 9.28% 80.81% 56.32% 24.16% 22.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2022
Franklin U.S. Government Securities VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report
FUS-11
I
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 1.5%
Oil, Gas & Consumable Fuels 1.5%
Reliance Industries Ltd. ,
Senior Bond, 2.512%, 1/15/26 .......................... India 4,593,750 $ 4,411,747
Senior Note, 1.87%, 1/15/26 ........................... India 2,578,947 2,454,681
Senior Note, 2.06%, 1/15/26 ........................... India 2,187,500 2,088,414
8,954,842
Total Corporate Bonds (Cost $9,314,732) .......................................
8,954,842
Foreign Government and Agency Securities 2.2%
Israel Government Bond , Senior Bond , 5.5% , 9/18/23 ..........
Israel 12,000,000 12,055,524
Petroleos Mexicanos , Senior Bond , 2.378% , 4/15/25 ...........
Mexico 822,500 795,223
Total Foreign Government and Agency Securities (Cost $13,065,209) ..............
12,850,747
U.S. Government and Agency Securities 14.1%
FHLB , 2.625%, 9/12/25 .................................
United States 10,000,000 9,526,935
U.S. International Development Finance Corp. (The) ,
4.01%, 5/15/30 ..................................... United States 1,295,000 1,265,366
2.12%, 3/20/24 ..................................... United States 2,750,000 2,704,309
U.S. Treasury Notes ,
3%, 6/30/24 ........................................ United States 3,000,000 2,928,516
a
Index Linked, 0.125%, 7/15/24 .......................... United States 6,350,000 7,713,717
2.375%, 8/15/24 ..................................... United States 22,000,000 21,233,437
2.25%, 8/15/27 ..................................... United States 34,040,000 31,496,308
0.625%, 8/15/30 ..................................... United States 8,500,000 6,692,754
Total U.S. Government and Agency Securities (Cost $90,753,693) .................
83,561,342
Mortgage-Backed Securities 78.0%
b
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.8%
FHLMC, 2.634%, (1-year CMT T-Note +/- MBS Margin), 5/01/37 .. United States 140,985 137,644
FHLMC, 2.496% - 3.535%, (12-month USD LIBOR +/- MBS Margin),
3/01/36 - 4/01/40 .................................... United States 4,565,387 4,593,369
4,731,013
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 11.2%
FHLMC Gold Pool, 15 Year, 4.5%, 3/01/25 - 4/01/25 ........... United States 147,223 147,033
FHLMC Gold Pool, 20 Year, 3.5%, 3/01/32 .................. United States 1,062,576 1,031,109
FHLMC Gold Pool, 30 Year, 3%, 5/01/43 .................... United States 151,980 138,602
FHLMC Gold Pool, 30 Year, 3.5%, 5/01/43 .................. United States 24,368 22,832
FHLMC Gold Pool, 30 Year, 4%, 9/01/40 - 12/01/41 ............ United States 2,369,333 2,280,140
FHLMC Gold Pool, 30 Year, 4.5%, 5/01/40 - 7/01/41 ........... United States 711,451 706,144
FHLMC Gold Pool, 30 Year, 5%, 9/01/33 - 4/01/40 ............. United States 2,059,863 2,090,505
FHLMC Gold Pool, 30 Year, 5.5%, 7/01/33 - 5/01/38 ........... United States 440,081 455,684
FHLMC Gold Pool, 30 Year, 6%, 1/01/24 - 8/01/35 ............. United States 397,751 407,323
FHLMC Gold Pool, 30 Year, 6.5%, 12/01/23 - 5/01/35 .......... United States 119,036 122,242
FHLMC Gold Pool, 30 Year, 7%, 4/01/24 - 9/01/31 ............. United States 38,264 38,879
FHLMC Gold Pool, 30 Year, 8.5%, 7/01/31 .................. United States 75,160 78,600
FHLMC Pool, 15 Year, 1.5%, 1/01/37 ....................... United States 10,632,158 9,219,750
FHLMC Pool, 15 Year, 2%, 10/01/35 ....................... United States 6,970,086 6,277,212
FHLMC Pool, 15 Year, 2%, 9/01/36 ........................ United States 3,394,840 3,031,906
FHLMC Pool, 30 Year, 2%, 11/01/50 ....................... United States 2,197,047 1,798,477
FHLMC Pool, 30 Year, 2%, 1/01/51 ........................ United States 4,913,093 4,020,652
FHLMC Pool, 30 Year, 2.5%, 2/01/52 ....................... United States 11,369,970 9,651,517
FHLMC Pool, 30 Year, 3%, 2/01/52 ........................ United States 4,473,587 3,932,336
FHLMC Pool, 30 Year, 3%, 5/01/52 ........................ United States 11,641,805 10,229,290
FHLMC Pool, 30 Year, 4%, 11/01/45 ....................... United States 8,308,531 7,973,512

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin U.S. Government Securities VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FUS-12
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 30 Year, 4.5%, 1/01/49 ....................... United States 2,572,749 $ 2,540,115
66,193,860
b
Federal National Mortgage Association (FNMA) Adjustable Rate 2.3%
FNMA, 3.768%, (12-month USD LIBOR +/- MBS Margin), 9/01/37 . United States 4,747,946 4,840,102
FNMA, 1.814% - 4.29%, (12-month USD LIBOR +/- MBS Margin),
1/01/32 - 4/01/41 .................................... United States 6,310,655 6,360,291
FNMA, 3.124% - 4.353%, (12-month average of 1-year CMT +/-
MBS Margin), 9/01/35 - 10/01/44 ........................ United States 151,825 147,695
FNMA, 2.125% - 4.723%, (1-year CMT T-Note +/- MBS Margin),
9/01/23 - 12/01/40 ................................... United States 2,937,673 2,947,416
FNMA, 2.426% - 4.879%, (6-month USD LIBOR +/- MBS Margin),
6/01/23 - 3/01/37 .................................... United States 261,070 259,577
FNMA, 2.597% - 5.635%, (COFI 11th District +/- MBS Margin),
6/01/25 - 11/01/36 ................................... United States 38,237 37,565
14,592,646
Federal National Mortgage Association (FNMA) Fixed Rate 19.2%
FNMA, 2.64%, 7/01/25 ................................. United States 2,297,571 2,183,786
FNMA, 2.77%, 4/01/25 ................................. United States 3,500,000 3,348,539
FNMA, 3.28%, 7/01/27 ................................. United States 4,000,000 3,784,146
FNMA, 5.5%, 4/01/34 .................................. United States 407,774 402,472
FNMA, 15 Year, 2%, 9/01/35 ............................. United States 5,089,208 4,560,014
FNMA, 15 Year, 5.5%, 1/01/25 ........................... United States 33,160 33,048
FNMA, 30 Year, 2%, 8/01/51 ............................. United States 7,581,383 6,195,939
FNMA, 30 Year, 2.5%, 8/01/51 ........................... United States 9,559,838 8,128,066
FNMA, 30 Year, 2.5%, 9/01/51 ........................... United States 21,110,594 17,946,815
FNMA, 30 Year, 2.5%, 11/01/51 ........................... United States 4,879,200 4,147,312
FNMA, 30 Year, 2.5%, 12/01/51 ........................... United States 6,657,656 5,651,628
FNMA, 30 Year, 2.5%, 2/01/52 ........................... United States 14,358,984 12,188,771
FNMA, 30 Year, 3%, 12/01/42 ............................ United States 55,800 50,802
FNMA, 30 Year, 3%, 7/01/50 ............................. United States 8,013,837 7,080,320
FNMA, 30 Year, 3%, 7/01/51 ............................. United States 4,306,918 3,788,999
FNMA, 30 Year, 3%, 9/01/51 ............................. United States 19,128,369 16,825,116
FNMA, 30 Year, 3.5%, 7/01/45 ........................... United States 9,497,391 8,870,621
FNMA, 30 Year, 4%, 1/01/41 - 8/01/41 ...................... United States 2,458,544 2,362,856
FNMA, 30 Year, 4.5%, 8/01/40 - 6/01/41 .................... United States 2,114,073 2,099,300
FNMA, 30 Year, 5%, 3/01/34 - 7/01/41 ...................... United States 1,411,852 1,427,602
FNMA, 30 Year, 5.5%, 12/01/32 - 8/01/35 ................... United States 923,371 948,236
FNMA, 30 Year, 6%, 1/01/24 - 8/01/38 ...................... United States 761,946 777,500
FNMA, 30 Year, 6.5%, 1/01/24 - 9/01/36 .................... United States 102,217 106,956
FNMA, 30 Year, 7.5%, 8/01/25 ........................... United States 782 787
FNMA, 30 Year, 8%, 7/01/23 - 12/01/24 ..................... United States 4,595 4,593
FNMA, 30 Year, 9%, 10/01/26 ............................ United States 26,924 26,871
112,941,095
Government National Mortgage Association (GNMA) Fixed Rate 44.5%
GNMA I, 30 Year, 5%, 9/15/40 ............................ United States 7,847,728 7,960,904
GNMA I, 30 Year, 5.5%, 3/15/32 - 2/15/38 ................... United States 245,979 255,871
GNMA I, 30 Year, 6%, 7/15/29 - 11/15/38 .................... United States 196,519 207,164
GNMA I, 30 Year, 6.5%, 12/15/28 - 1/15/33 .................. United States 99,662 102,777
GNMA I, 30 Year, 7%, 12/15/28 ........................... United States 5,398 5,549
GNMA I, 30 Year, 7.5%, 12/15/31 - 8/15/33 .................. United States 96,067 100,438
GNMA I, Single-family, 30 Year, 3%, 7/15/42 ................. United States 221,183 202,427
GNMA I, Single-family, 30 Year, 4%, 10/15/40 - 8/15/46 ......... United States 3,418,693 3,303,627
GNMA I, Single-family, 30 Year, 4.5%, 1/15/39 - 6/15/41 ........ United States 5,146,219 5,109,844
GNMA I, Single-family, 30 Year, 5.5%, 12/15/28 - 10/15/39 ....... United States 1,858,096 1,913,815

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin U.S. Government Securities VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FUS-13
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA I, Single-family, 30 Year, 6%, 11/15/23 - 9/15/38 ......... United States 739,814 $ 764,815
GNMA I, Single-family, 30 Year, 6.5%, 9/15/23 - 5/15/37 ........ United States 410,634 422,750
GNMA I, Single-family, 30 Year, 7%, 4/15/23 - 9/15/31 .......... United States 48,895 49,322
GNMA I, Single-family, 30 Year, 7.5%, 4/15/23 - 11/15/27 ........ United States 5,135 5,150
GNMA I, Single-family, 30 Year, 8%, 3/15/23 - 7/15/23 .......... United States 896 896
GNMA I, Single-family, 30 Year, 8.5%, 5/15/23 - 12/15/24 ........ United States 8,224 8,222
GNMA II, Single-family, 30 Year, 2%, 8/20/51 ................. United States 5,263,744 4,432,502
GNMA II, Single-family, 30 Year, 2%, 12/20/51 ................ United States 11,666,363 9,791,570
GNMA II, Single-family, 30 Year, 2%, 3/20/52 ................. United States 12,933,932 10,853,102
GNMA II, Single-family, 30 Year, 2.5%, 6/20/51 ............... United States 11,697,462 10,177,287
GNMA II, Single-family, 30 Year, 2.5%, 7/20/51 ............... United States 4,939,118 4,294,845
GNMA II, Single-family, 30 Year, 2.5%, 8/20/51 ............... United States 33,065,160 28,754,975
GNMA II, Single-family, 30 Year, 2.5%, 10/20/51 .............. United States 10,814,967 9,396,714
GNMA II, Single-family, 30 Year, 3%, 12/20/42 - 9/20/45 ........ United States 3,239,300 2,954,797
GNMA II, Single-family, 30 Year, 3%, 4/20/46 ................. United States 6,172,717 5,618,663
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ................. United States 16,553,177 14,829,973
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ................. United States 6,394,667 5,731,352
GNMA II, Single-family, 30 Year, 3%, 9/20/51 ................. United States 15,970,789 14,304,717
GNMA II, Single-family, 30 Year, 3%, 10/20/51 ................ United States 17,429,899 15,592,901
GNMA II, Single-family, 30 Year, 3%, 11/20/51 ................ United States 20,215,734 18,097,775
GNMA II, Single-family, 30 Year, 3.5%, 9/20/42 ............... United States 6,762,535 6,381,989
GNMA II, Single-family, 30 Year, 3.5%, 11/20/42 .............. United States 4,092,874 3,862,552
GNMA II, Single-family, 30 Year, 3.5%, 1/20/43 ............... United States 5,466,950 5,156,003
GNMA II, Single-family, 30 Year, 3.5%, 5/20/43 ............... United States 4,402,344 4,156,699
GNMA II, Single-family, 30 Year, 3.5%, 5/20/47 ............... United States 9,974,900 9,339,250
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............... United States 16,667,484 15,621,841
GNMA II, Single-family, 30 Year, 3.5%, 12/20/40 - 10/20/47 ...... United States 15,970,629 15,050,572
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 .............. United States 4,490,069 4,184,337
GNMA II, Single-family, 30 Year, 4%, 11/20/39 - 2/20/44 ......... United States 7,310,469 7,065,302
GNMA II, Single-family, 30 Year, 4.5%, 10/20/39 - 10/20/44 ...... United States 9,839,916 9,838,434
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 6/20/44 ......... United States 4,123,719 4,200,105
GNMA II, Single-family, 30 Year, 5.5%, 5/20/34 - 6/20/38 ........ United States 1,757,984 1,824,278
GNMA II, Single-family, 30 Year, 6%, 11/20/23 - 7/20/39 ......... United States 1,159,391 1,216,258
GNMA II, Single-family, 30 Year, 6.5%, 12/20/27 - 4/20/32 ....... United States 160,288 164,413
GNMA II, Single-family, 30 Year, 7%, 5/20/32 ................. United States 3,835 3,984
GNMA II, Single-family, 30 Year, 7.5%, 3/20/23 - 11/20/26 ....... United States 10,526 10,653
GNMA II, Single-family, 30 Year, 8%, 8/20/26 ................. United States 1,539 1,573
263,322,987
Total Mortgage-Backed Securities (Cost $527,469,862) ...........................
461,781,601
Total Long Term Investments (Cost $640,603,496) ...............................
567,148,532
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin U.S. Government Securities VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FUS-14
Short Term Investments 4.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 4.0%
c
Joint Repurchase Agreement, 4.22%, 1/03/23 (Maturity Value
$23,867,301)
BNP Paribas Securities Corp. (Maturity Value $2,738,295)
Deutsche Bank Securities, Inc. (Maturity Value $2,508,692)
HSBC Securities (USA), Inc. (Maturity Value $18,620,314)
Collateralized by U.S. Government and Agency Securities,
1.75% - 7%, 7/02/24 - 12/15/52; U.S. Government and Agency
Strips, 1/15/23 - 2/15/42; and U.S. Treasury Notes, 0.13% - 0.5%,
10/15/23 - 3/31/25 (valued at $24,337,990) ................. 23,856,115 $ 23,856,115
Total Repurchase Agreements (Cost $23,856,115) ...............................
23,856,115
Total Short Term Investments (Cost $23,856,115 ) ................................
23,856,115
a
Total Investments (Cost $664,459,611) 99.8% ...................................
$591,004,647
Other Assets, less Liabilities 0.2% .............................................
1,089,757
Net Assets 100.0% ...........................................................
$592,094,404
See Abbreviations on page FUS-
25
.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Principal amount of security is adjusted for inflation. See Note 1(d).
b
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
c
See Note 1(b) regarding joint repurchase agreement.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2022
The accompanying notes are an integral part of these financial statements. Annual Report
FUS-15
Franklin U.S.
Government
Securities VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $640,603,496
Cost - Unaffiliated repurchase agreements ...................................................... 23,856,115
Value - Unaffiliated issuers .................................................................. $567,148,532
Value - Unaffiliated repurchase agreements ...................................................... 23,856,115
Cash .................................................................................... 45,185
Receivables:
Investment securities sold ................................................................... 178,976
Capital shares sold ........................................................................ 20,102
Interest ................................................................................. 2,200,154
Total assets .......................................................................... 593,449,064
Liabilities:
Payables:
Capital shares redeemed ................................................................... 848,380
Management fees ......................................................................... 251,469
Distribution fees .......................................................................... 119,828
Trustees' fees and expenses ................................................................. 1,046
Accrued expenses and other liabilities ........................................................... 133,937
Total liabilities ......................................................................... 1,354,660
Net assets, at value ................................................................. $592,094,404
Net assets consist of:
Paid-in capital ............................................................................. $775,912,029
Total distributable earnings (losses) ............................................................. (183,817,625)
Net assets, at value ................................................................. $592,094,404
Franklin U.S.
Government
Securities VIP
Fund
Class 1:
Net assets, at value ....................................................................... $37,066,160
Shares outstanding ........................................................................ 3,550,740
Net asset value and maximum offering price per share ............................................. $10.44
Class 2:
Net assets, at value ....................................................................... $555,028,244
Shares outstanding ........................................................................ 54,474,343
Net asset value and maximum offering price per share ............................................. $10.19

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2022
Annual Report The accompanying notes are an integral part of these financial statements.
FUS-16
Franklin U.S.
Government
Securities VIP
Fund
Investment income:
Interest:
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... $(4,378,846)
Paid in cash
a
........................................................................... 19,520,971
Total investment income ................................................................... 15,142,125
Expenses:
Management fees (Note 3 a ) ................................................................... 3,250,732
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 1,565,608
Custodian fees (Note 4 ) ...................................................................... 4,292
Reports to shareholders fees .................................................................. (99,741)
Professional fees ........................................................................... 76,534
Trustees' fees and expenses .................................................................. 8,475
Other .................................................................................... 7,697
Total expenses ......................................................................... 4,813,597
Expense reductions (Note 4 ) ............................................................... (806)
Net expenses ......................................................................... 4,812,791
Net investment income ................................................................ 10,329,334
Realized and unrealized gai ns (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (4,800,090)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (76,931,163)
Net realized and unrealized gain (loss) ............................................................ (81,731,253)
Net increase (decrease) in net assets resulting from operations .......................................... $(71,401,919)
a
Includes amortization of premium and accretion of discount.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Annual Report
FUS-17
Franklin U.S. Government Securities VIP
Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $10,329,334 $6,406,162
Net realized gain (loss) ................................................. (4,800,090) (1,218,981)
Net change in unrealized appreciation (depreciation) ........................... (76,931,163) (20,478,100)
Net increase (decrease) in net assets resulting from operations ................ (71,401,919) (15,290,919)
Distributions to shareholders:
Class 1 ............................................................. (1,054,646) (1,306,180)
Class 2 ............................................................. (14,822,650) (18,489,910)
Total distributions to shareholders .......................................... (15,877,296) (19,796,090)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (3,433,184) (4,450,471)
Class 2 ............................................................. (93,266,111) (8,028,841)
Total capital share transactions ............................................ (96,699,295) (12,479,312)
Net increase (decrease) in net assets ................................... (183,978,510) (47,566,321)
Net assets:
Beginning of year ....................................................... 776,072,914 823,639,235
End of year ........................................................... $592,094,404 $776,072,914

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Franklin U.S. Government Securities VIP Fund
FUS-18
Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin U.S. Government Securities
VIP Fund (Fund) is included in this report. Shares of the
Fund are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At December 31, 2022,
59.4% of the Fund’s shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class 1 and
Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Fund's
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in repurchase agreements are valued at cost,
which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds,

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FUS-19
Annual Report
Franklin U.S. Government Securities VIP Fund
(continued)
with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Schedule of Investments, had
been entered into on December 30, 2022.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately in the Statement of Operations.
Distributions to shareholders are recorded on the ex-
dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
b. Joint Repurchase Agreement
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FUS-20
Annual Report
Franklin U.S. Government Securities VIP Fund
(continued)
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 164,976 $1,786,020 329,260 $3,998,564
Shares issued in reinvestment of distributions .......... 99,589 1,054,646 109,579 1,306,180
Shares redeemed ............................... (573,562) (6,273,850) (806,875) (9,755,215)
Net increase (decrease) .......................... (308,997) $(3,433,184) (368,036) $(4,450,471)
Class 2 Shares:
Shares sold ................................... 3,142,689 $33,698,167 7,704,467 $91,000,875
Shares issued in reinvestment of distributions .......... 1,432,140 14,822,650 1,585,755 18,489,910
Shares redeemed ............................... (13,250,178) (141,786,928) (9,976,144) (117,519,626)
Net increase (decrease) .......................... (8,675,349) $(93,266,111) (685,922) $(8,028,841)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FUS-21
Annual Report
Franklin U.S. Government Securities VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2022, the gross effective investment management fee rate was 0.487% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FUS-22
Annual Report
Franklin U.S. Government Securities VIP Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2022 and 2021 , was as follows:
At December 31, 2022, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses and bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2022, aggregated $58,978,379 and $147,026,087, respectively.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $47,781,429
Long term ................................................................................ 73,679,971
Total capital loss carryforwards ............................................................... $121,461,400
2022 2021
Distributions paid from:
Ordinary income .......................................................... $15,877,296 $19,796,090
Cost of investments .......................................................................... $667,651,728
Unrealized appreciation ........................................................................ $546,031
Unrealized depreciation ........................................................................ (77,193,112)
Net unrealized appreciation (depreciation) .......................................................... $(76,647,081)
Distributable earnings:
Undistributed ordinary income ................................................................... $14,290,878

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FUS-23
Annual Report
Franklin U.S. Government Securities VIP Fund
(continued)
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the  Statement of Operations. During the year ended December 31, 2022, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2022, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
11. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) –
Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB
issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FUS-24
Annual Report
Franklin U.S. Government Securities VIP Fund
(continued)
rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of the ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
11. New Accounting Pronouncements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FUS-25
Annual Report
Franklin U.S. Government Securities VIP Fund
(continued)
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
FHLB
Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
GNMA
Government National Mortgage Association
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
T-Note
Treasury Note

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
FUS-26
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin U.S.
Government Securities VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin U.S.
Government Securities VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31,
2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
FUS-27
Annual Report
Franklin U.S. Government Securities VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2022:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Interest Earned from Federal Obligations Note (1) $2,407,896

FVA-1
Annual Report
Franklin VolSmart Allocation VIP Fund
This annual report for Franklin VolSmart Allocation VIP Fund covers the fiscal year ended December 31, 2022 .
Class 1 Performance Summary as of December 31, 2022
Average annual total return of Class 1 shares* represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results .
*Prior to 5/1/15, the Fund followed different investment strategies, had different subadvisory arrangements, allocated its core portfolio differently, had a different current target volatility goal and made different use of derivative instruments. As a result, the Fund generally held different investments and had a different investment profile. Gross expenses are the Fund’s total annual operating expenses and are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/23 without
Board consent. For the period beginning 5/20/22, Class 1 performance reflects no 12b-1 fee expenses, which affects future performance. Class 1 performance prior to
5/20/22 reflects historical Class 5 performance, which includes a 12b-1 fee expense of 0.15% per year. Since 5/20/22 (effective date), the aggregate total return of Class 1 shares was +0.15%.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
–
1
1-Year -12.24%
5-Year +5.73%
Since Inception (4/1/13) +5.28%

FVA-2
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (4/1/13–12/31/22)
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance* is compared to the performance of the
Standard & Poor’s
®
500 Index (S&P 500
®
), the Bloomberg U.S. Aggregate Bond Index and the Blended Benchmark. One
cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Important Notes to
Performance Information preceding the Fund Summaries.
**Source: FactSet. Please see Index Descriptions following the Fund Summaries.
***Source: FactSet. The Blended Benchmark was calculated internally and was composed of 60% S&P 500, 30% Bloomberg U.S. Aggregate Bond Index and 10%
Bloomberg 1-3 Month U.S. Treasury Bill Index. Please see Index Descriptions following the Fund Summaries.

FVA-3
Annual Report
Franklin VolSmart Allocation VIP Fund
Fund Goal and Main Investments
The Fund seeks total return (including income and capital
gains) while seeking to manage volatility. The Fund is
structured as a limited fund-of-funds that seeks to achieve
its investment goal by investing its assets partially in other mutual funds, which include other Franklin Templeton and
Legg Mason mutual funds and exchange-traded funds
(ETFs) and third-party ETFs (underlying funds). Each
underlying fund is allocated to the equity, fixed income, multi-
class or cash asset class based on its predominant asset
class and strategies. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed-income and
money market securities. The Fund also obtains exposure
to certain strategies and investments in its core portfolio by directly investing in the securities and instruments in that strategy.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. There
can be no guarantee that the Fund will stay within its
target volatility. Also, the managed volatility and tail risk strategies could negatively impact the Fund’s return and
expose the Fund to additional costs. Generally, investors
should be comfortable with fluctuation in the value of their investments, especially over the short term. Stock prices
fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or
sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Derivatives, including currency management strategies, involve costs
and can create economic leverage in the portfolio which
may result in significant volatility and cause the Fund to
participate in losses on an amount that exceeds the Fund's
initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails
to perform. Because the Fund allocates assets to a variety
of investment strategies and other mutual funds, which
involve certain risks, it may be subject to those same risks.
The Fund is actively managed but there is no guarantee
that the manager’s investment decisions will produce the
desired results. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the
issuers in which the Fund invests may not be considered
ESG-focused companies. Integrating ESG considerations
into the investment process is not a guarantee that better
performance will be achieved. The Fund’s prospectus also
includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
*The portfolio composition is based on the Schedule of Investments (SOI), which classifies each underlying fund into a broad asset class.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. For comparison, the Fund’s equity
benchmark, the Standard & Poor’s
®
500 Index (S&P 500
®
),
posted a -18.11% total return, while the Fund’s fixed income benchmark, the Bloomberg U.S. Aggregate Bond Index,
posted a -13.01% total return for the period under review.
1
The Fund’s Blended Benchmark, a combination of leading
stock and bond indexes that better reflects the asset
Portfolio Composition
*
12/31/22
% of Total
Net Assets
Common Stocks 62.4%
Domestic Fixed Income 23.7%
Domestic Hybrid 8.2%
Foreign Equity 1.3%
Short-Term Investments & Other Net Assets 4.4%
1. Source: Morningstar.
One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Franklin VolSmart Allocation VIP Fund
FVA-4
Annual Report
allocation of the Fund’s portfolio, posted a -14.40% total
return for the same period.
2
Economic and Market Overview
U.S. equities, as measured by the S&P 500
®
, posted a
-18.11% total return for the 12 months ended December 31,
2022.
1
High inflation, rising interest rates and geopolitical
instability contributed to a sharp decline in equity prices and contracting economic growth in the first half of the reporting period. Nevertheless, consumer spending continued to
rise, but deteriorating financial conditions and investors’
expectations for slower growth continued to weigh on equity
markets.
Inflation increased during the first half of the period, reaching
9.1% in June 2022, the highest annual rate since 1981.
Continued supply-chain disruptions, strong consumer
demand, and volatile energy prices drove inflation higher.
Russia’s invasion of Ukraine also disrupted financial markets and led to a rise in oil and commodity prices in the first
half of the reporting period. Inflation remained elevated but abated somewhat in the latter half of the period, decreasing to an annual rate of 7.1% in November 2022. The labor
market remained strong amid the high level of nominal
growth, which drove the U.S. unemployment rate down to
3.5% in December 2022. Wages also climbed at the fastest
rate in decades, which added to some investors’ inflation
concerns.
U.S. gross domestic product grew in the second half of 2022
after contracting in the first half of the year. Rising interest rates translated to higher borrowing costs for individuals and businesses, which dampened economic activity, especially
in the housing and financial markets. In the second half of
the period, rising consumer spending and increased exports
amid declining inflation led to solid economic growth.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) undertook a rapid shift toward restrictive monetary
policy, starting in March 2022 with its first rate hike since
2018. Thereafter, the Fed raised the federal funds rate
at each of its six subsequent meetings to end the period
at a range of 4.25%–4.50%. Furthermore, the Fed said it
would continue to reduce its bond holdings and anticipated
additional interest-rate increases at future meetings to curtail inflation.
The U.S. bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, posted a -13.01% total return for the
12 months ended December 31, 2022.
1
High inflation amid
a strong labor market led to significantly tighter monetary
policy, reducing the value of most bonds. Geopolitical
instability disrupted financial markets following Russia’s
invasion of Ukraine, adding to the uncertainty surrounding
the course of the global economy. While interest rates
increased along the entire yield curve (yields for all Treasury maturities), relatively large increases in shorter-term interest rates led the yield curve to invert during the reporting period as investors became increasingly concerned about the
economic outlook.
UST bonds, as measured by the Bloomberg U.S. Treasury
Index, posted a -12.46% total return for the 12-month
period.
1
The 10-year UST yield (which moves inversely to
price) increased sharply amid high inflation and the Fed’s
tightening monetary stance. Mortgage-backed securities
(MBS), as measured by the Bloomberg U.S. MBS Index,
posted a -11.81% total return for the period as mortgage
rates rose to the highest level in over two decades and
modest prepayment rates led to increasing interest-rate
sensitivity.
1
Corporate bond prices also declined, constrained by
inflation, rising interest rates and concerns about the impact of elevated interest rates on corporate borrowing costs and
the wider economy. Corporate yield spreads, a measure
of the difference in yields between corporate bonds and
similarly-dated USTs, rose, reflecting investors’ increased
risk-aversion preferences. In this environment, high-yield
corporate bonds, as represented by the Bloomberg U.S.
Corporate High Yield Index, posted a -11.19% total return,
while investment-grade corporate bonds, as represented
by the Bloomberg U.S. Corporate Investment Grade Index,
posted a -15.76% total return.
1
Investment Strategy
Under normal market conditions, the Fund seeks to achieve
its investment goal by allocating its assets across certain
asset classes, sectors and strategies in an attempt to
produce a diversified portfolio that will generate returns,
while minimizing the expected volatility of the Fund’s returns so that volatility does not exceed a target of 10% per year
(volatility within the 10% target is referred to as “Target
Volatility”). The Fund’s assets are primarily invested in its
“core portfolio,” which is principally composed of various
U.S. equity and fixed income investments and strategies,
2. Source: FactSet. The Fund’s Blended Benchmark was calculated internally and was composed of 60% S&P 500, 30% Bloomberg U.S. Aggregate Bond Index and 10%
Bloomberg 1-3 Month U.S. Treasury Bill Index.
One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Franklin VolSmart Allocation VIP Fund
FVA-5
Annual Report
including investments in other mutual funds and ETFs that
provide exposure to such investments and strategies.
In addition, the Fund employs a volatility management
strategy, which is designed to manage the expected volatility of the Fund’s returns so that volatility remains within the
Fund’s Target Volatility. Thus, the Fund may utilize certain derivative instruments (primarily futures contracts on
indexes) in an effort to adjust the Fund’s expected volatility to within the Target Volatility. There is no guarantee that the
Fund will stay within its Target Volatility.
Manager’s Discussion
The Fund declined during the 12-month period ended
December 31, 2022, but it performed considerably better
than its blended benchmark index. As of the end of the
reporting period, at the asset allocation level, the Fund’s
equity position remained near the upper band of its 50%-
70% allocation range, with fixed income toward the middle
band of its 13%-33% allocation range and multi-asset class
consisting of equities and fixed income also at the middle
band of its 5%-15% allocation range.
Equities
The Fund’s overweight to equites and underweight to
fixed income relative to its blended benchmark limited
relative performance as concerns about slowing economic
growth persisted and U.S. equity markets declined in 2022.
Fund selection, however, was positive, overwhelming the
allocation detraction, and contributed to overall positive
performance relative to the benchmark.
At the underlying equity strategy level, the Franklin Rising
Dividends Strategy, the largest underlying equity strategy
held in the Fund, declined but outperformed the S&P 500
®
,
contributing to positive relative performance. The strategy’s sector positioning and focus on dividend-paying equities
were beneficial. The Franklin U.S. Smart Beta Strategy also
declined but contributed to positive relative performance,
outperforming the S&P 500
®
due in part to its overweighting
to quality and value style factors.
Fixed Income
At the underlying fixed income strategy level, the Fund’s
core bond fixed income strategy detracted from relative
performance due in part to duration positioning and the rising interest-rate environment.
Multi-Asset
An allocation to Franklin Income VIP Fund – Class 1, which
blends equity and fixed income holdings, generated current
income and contributed to positive relative performance,
driven in part by equity sector positioning.
Hedging
The Fund’s risk-hedging strategies were meaningfully
additive to relative performance during a period of mostly
high volatility.
Positioning
During the reporting period, we trimmed our exposure to
equities and used the proceeds to add to our positions in
fixed income and hedging strategies.
Derivatives
The Fund made use of two hedging strategies to reduce risk
during periods of market volatility: a volatility overlay for risk mitigation and a VIX-linked strategy for tail-risk protection.
During the reporting period, as economic uncertainties
increased amid concerns over inflation and the war in
Ukraine, the volatility overlay was active and added value.
Thank you for your participation in Franklin VolSmart
Allocation VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of
Top 10 Holdings
12/31/22
Issuer
% of Total
Net Assets
a a
Franklin U.S. Core Bond ETF 16.0%
Franklin Income VIP Fund, Class 1 8.2%
Western Asset Core Plus Bond Fund, Class IS 7.7%
Microsoft Corp. 4.2%
Apple, Inc. 2.0%
UnitedHealth Group, Inc. 1.5%
iShares Core MSCI EAFE ETF 1.3%
Texas Instruments, Inc. 1.3%
Roper Technologies, Inc. 1.2%
Johnson & Johnson 1.2%

Franklin VolSmart Allocation VIP Fund
FVA-6
Annual Report
fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Franklin VolSmart Allocation VIP Fund
FVA-7
Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,021.90 $3.34 $1,021.90 $3.34 0.65%

FVA-8
Annual Report
GOF VIP P1 P2 P4 P5 12/22
SUPPLEMENT DATED DECEMBER 23, 2022
TO THE CURRENTLY EFFECTIVE PROSPECTUSES
OF EACH FUND LISTED BELOW
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
I. For Franklin Allocation VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Income VIP Fund, Franklin Strategic Income
VIP Fund and Franklin VolSmart Allocation VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered ESG-
focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-
term performance, there is no guarantee that such results will be achieved.
II. For Franklin Dynatech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin
Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Templeton Developing Markets VIP Fund, Templeton
Global Bond VIP Fund, Templeton Foreign VIP Fund and Templeton Growth VIP Fund, the “ESG Considerations” risk in the
“Fund Details – Principal Risks” section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered
ESG-focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect

FVA-9
Annual Report
Please keep this supplement with your prospectus for future reference.
the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. In certain circumstances, there may be times when not every investment is assessed for ESG factors and, when they are, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.
III. For Franklin U.S. Government Securities VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
Social and Governance Considerations
Social and/or governance considerations are not the only factors considered by the investment manager and may not be a determinative factor in the investment manager’s selection of securities for the Fund. In addition, the investment manager may not be able to give such considerations meaningful weight if the availability of appropriate securities for the
Fund’s portfolio is limited. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of certain investments may differ from that of investors, third party service providers, such as ratings providers, or other funds. While the investment manager views social and governance considerations as having the potential to contribute to the Fund’s performance, there is no guarantee that such results will be achieved.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.
FVA-10
a
Year Ended
December 31,
2022
a
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $13.60
Income from investment operations
b
:
Net investment income
c,d
.......................................................................... 0.17
Net realized and unrealized gains (losses) ............................................................. (0.18)
Total from investment operations ...................................................................... (0.01)
Less distributions from:
Net investment income ............................................................................ (0.25)
Net realized gains ............................................................................... (1.21)
Total distributions ................................................................................. (1.46)
Net asset value, end of year ......................................................................... $12.13
Total return
e
..................................................................................... 0.15%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
....................................................... 0.81%
Expenses net of waiver and payments by affiliates
g,h
....................................................... 0.65%
Net investment income ............................................................................. 2.20%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $4
Portfolio turnover rate .............................................................................. 37.75%
a
For the period May 20, 2022 (effective date) to December 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.09% for the year ended December 31, 2022.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FVA-11
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.57 $14.55 $12.60 $10.82 $11.67
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.23 0.26 0.24 0.22 0.21
Net realized and unrealized gains (losses) ........... (2.15) 2.19 1.86 1.70 (1.02)
Total from investment operations .................... (1.92) 2.45 2.10 1.92 (0.81)
Less distributions from:
Net investment income .......................... (0.25) (0.64) (0.15) — (0.04)
Net realized gains ............................. (1.21) (0.79) — (0.14) —
Total distributions ............................... (1.46) (1.43) (0.15) (0.14) (0.04)
Net asset value, end of year ....................... $12.19 $15.57 $14.55 $12.60 $10.82
Total return
d
................................... (12.13)% 17.62% 16.85% 17.82% (6.93)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.85% 0.88% 0.88% 1.12% 1.10%
Expenses net of waiver and payments by affiliates
e,f
..... 0.65% 0.65% 0.65% 0.90% 0.75%
Net investment income ........................... 1.71% 1.75% 1.85% 1.87% 1.85%
Supplemental data
Net assets, end of year (000’s) ..................... $33 $48 $45 $39 $33
Portfolio turnover rate ............................ 37.75% 41.28% 69.19% 4.99% 6.28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.09% for the year ended December 31, 2022.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin VolSmart Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FVA-12
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.52 $14.52 $12.59 $10.80 $11.65
Income from investment operations
a
:
Net investment income
b,c
........................ 0.21 0.23 0.23 0.23 0.22
Net realized and unrealized gains (losses) ........... (2.14) 2.18 1.86 1.70 (1.01)
Total from investment operations .................... (1.93) 2.41 2.09 1.93 (0.79)
Less distributions from:
Net investment income .......................... (0.23) (0.62) (0.16) — (0.06)
Net realized gains ............................. (1.21) (0.79) — (0.14) —
Total distributions ............................... (1.44) (1.41) (0.16) (0.14) (0.06)
Net asset value, end of year ....................... $12.15 $15.52 $14.52 $12.59 $10.80
Total return
d
................................... (12.27)% 17.36% 16.78% 17.95% (6.85)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.00% 1.03% 1.03% 1.02% 1.00%
Expenses net of waiver and payments by affiliates
e,f
..... 0.80% 0.80% 0.80% 0.80% 0.65%
Net investment income ........................... 1.57% 1.57% 1.70% 1.97% 1.95%
Supplemental data
Net assets, end of year (000’s) ..................... $170,682 $209,784 $195,818 $185,381 $171,173
Portfolio turnover rate ............................ 37.75% 41.28% 69.19% 4.99% 6.28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.09% for the year ended December 31, 2022.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2022
Franklin VolSmart Allocation VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report
FVA-13
a a
Shares
a
Value
a
Common Stocks 62.4%
Aerospace & Defense 2.4%
BWX Technologies, Inc. .............................................. 916 $ 53,201
Curtiss-Wright Corp. ................................................. 309 51,600
General Dynamics Corp. .............................................. 4,914 1,219,213
Huntington Ingalls Industries, Inc. ....................................... 237 54,671
Lockheed Martin Corp. ............................................... 1,466 713,194
Northrop Grumman Corp. ............................................. 864 471,407
Raytheon Technologies Corp. .......................................... 15,810 1,595,545
4,158,831
Air Freight & Logistics 1.0%
United Parcel Service, Inc., B .......................................... 10,200 1,773,168
Airlines 0.0%
†
a
Copa Holdings SA, A ................................................. 618 51,399
a
Automobiles 0.2%
a
Tesla, Inc. ......................................................... 3,474 427,927
a
Banks 0.7%
First Horizon Corp. .................................................. 2,599 63,676
FNB Corp. ........................................................ 3,875 50,569
JPMorgan Chase & Co. ............................................... 7,655 1,026,535
1,140,780
Beverages 0.7%
PepsiCo, Inc. ...................................................... 6,225 1,124,609
Biotechnology 2.1%
AbbVie, Inc. ....................................................... 11,638 1,880,817
Amgen, Inc. ....................................................... 2,621 688,380
a
Biogen, Inc. ....................................................... 351 97,199
a
Neurocrine Biosciences, Inc. ........................................... 428 51,120
a
Regeneron Pharmaceuticals, Inc. ....................................... 566 408,363
a
United Therapeutics Corp. ............................................. 260 72,304
a
Vertex Pharmaceuticals, Inc. ........................................... 1,480 427,394
3,625,577
Building Products 1.0%
a
Builders FirstSource , Inc. ............................................. 919 59,625
Carlisle Cos., Inc. ................................................... 2,501 589,360
Johnson Controls International plc ....................................... 14,547 931,008
Owens Corning ..................................................... 640 54,592
1,634,585
Capital Markets 0.5%
FactSet Research Systems, Inc. ........................................ 149 59,780
Lazard Ltd., A ...................................................... 1,515 52,525
LPL Financial Holdings, Inc. ........................................... 290 62,690
Nasdaq, Inc. ....................................................... 12,203 748,654
923,649
Chemicals 3.4%
Air Products and Chemicals, Inc. ........................................ 5,293 1,631,620
Albemarle Corp. .................................................... 3,955 857,681
CF Industries Holdings, Inc. ........................................... 1,251 106,585
Ecolab, Inc. ........................................................ 4,124 600,290
Linde plc .......................................................... 5,995 1,955,449
LyondellBasell Industries NV, A ......................................... 1,323 109,849
Mosaic Co. (The) ................................................... 1,948 85,459

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FVA-14
a a
Shares
a
Value
a
Common Stocks
(continued)
Chemicals (continued)
Sherwin-Williams Co. (The) ............................................ 1,600 $ 379,728
5,726,661
Commercial Services & Supplies 0.8%
Cintas Corp. ....................................................... 2,290 1,034,210
Rollins, Inc. ........................................................ 1,412 51,594
Waste Management, Inc. .............................................. 1,649 258,695
1,344,499
Communications Equipment 0.7%
a
Arista Networks, Inc. ................................................. 1,422 172,560
Cisco Systems, Inc. ................................................. 16,597 790,681
Motorola Solutions, Inc. ............................................... 644 165,965
1,129,206
Consumer Finance 0.0%
†
Synchrony Financial ................................................. 2,543 83,563
Containers & Packaging 0.1%
Packaging Corp. of America ........................................... 466 59,606
Silgan Holdings, Inc. ................................................. 1,051 54,484
Sonoco Products Co. ................................................ 891 54,093
168,183
Distributors 0.1%
Genuine Parts Co. .................................................. 829 143,840
LKQ Corp. ........................................................ 1,040 55,546
199,386
Diversified Consumer Services 0.1%
a
Grand Canyon Education, Inc. .......................................... 483 51,034
H&R Block, Inc. ..................................................... 1,303 47,572
98,606
Diversified Financial Services 0.4%
a
Berkshire Hathaway, Inc., B ............................................ 1,990 614,711
a
Diversified Telecommunication Services 0.9%
AT&T, Inc. ......................................................... 35,662 656,538
Lumen Technologies, Inc. ............................................. 10,224 53,369
Verizon Communications, Inc. .......................................... 19,631 773,461
1,483,368
Electric Utilities 0.1%
NRG Energy, Inc. ................................................... 1,470 46,775
OGE Energy Corp. .................................................. 1,365 53,986
100,761
Electrical Equipment 0.3%
Hubbell, Inc. ....................................................... 266 62,425
nVent Electric plc ................................................... 11,220 431,633
494,058
Electronic Equipment, Instruments & Components 0.3%
Amphenol Corp., A .................................................. 3,021 230,019
a
Arrow Electronics, Inc. ............................................... 519 54,272
Avnet, Inc. ........................................................ 1,234 51,310
Corning, Inc. ....................................................... 3,978 127,057

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FVA-15
a a
Shares
a
Value
a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
Jabil, Inc. ......................................................... 843 $ 57,492
National Instruments Corp. ............................................ 1,372 50,627
570,777
Entertainment 0.0%
†
World Wrestling Entertainment, Inc., A .................................... 717 49,129
Equity Real Estate Investment Trusts (REITs) 0.6%
EPR Properties ..................................................... 1,338 50,469
Gaming and Leisure Properties, Inc. ..................................... 1,433 74,645
Kimco Realty Corp. .................................................. 3,130 66,293
National Retail Properties, Inc. ......................................... 1,184 54,180
Omega Healthcare Investors, Inc. ....................................... 1,847 51,624
Public Storage ..................................................... 855 239,563
Realty Income Corp. ................................................. 2,887 183,123
SL Green Realty Corp. ............................................... 1,342 45,252
STORE Capital Corp. ................................................ 1,721 55,175
VICI Properties, Inc. ................................................. 5,545 179,658
WP Carey, Inc. ..................................................... 1,108 86,590
1,086,572
Food & Staples Retailing 1.3%
Albertsons Cos., Inc., A ............................................... 2,619 54,318
a
BJ's Wholesale Club Holdings, Inc. ...................................... 731 48,363
Costco Wholesale Corp. .............................................. 1,617 738,160
Walgreens Boots Alliance, Inc. ......................................... 3,339 124,745
Walmart, Inc. ...................................................... 9,130 1,294,543
2,260,129
Food Products 1.2%
Archer-Daniels-Midland Co. ........................................... 3,171 294,427
General Mills, Inc. ................................................... 3,212 269,326
Hershey Co. (The) .................................................. 762 176,456
McCormick & Co., Inc. ............................................... 9,623 797,651
Mondelez International, Inc., A .......................................... 7,670 511,206
2,049,066
Gas Utilities 0.1%
Atmos Energy Corp. ................................................. 460 51,552
National Fuel Gas Co. ................................................ 829 52,476
104,028
Health Care Equipment & Supplies 3.0%
Abbott Laboratories .................................................. 10,227 1,122,822
Becton Dickinson and Co. ............................................. 5,420 1,378,306
Medtronic plc ...................................................... 11,200 870,464
Stryker Corp. ...................................................... 7,511 1,836,365
5,207,957
Health Care Providers & Services 3.1%
Cardinal Health, Inc. ................................................. 1,469 112,922
a
Centene Corp. ..................................................... 2,822 231,432
Chemed Corp. ..................................................... 106 54,106
Cigna Corp. ....................................................... 1,755 581,502
CVS Health Corp. ................................................... 2,905 270,717
Elevance Health, Inc. ................................................ 1,305 669,426
Encompass Health Corp. ............................................. 939 56,162
HCA Healthcare, Inc. ................................................. 1,062 254,837

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FVA-16
a a
Shares
a
Value
a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Humana, Inc. ...................................................... 475 $ 243,290
a
Molina Healthcare, Inc. ............................................... 283 93,452
Premier, Inc., A ..................................................... 1,636 57,227
Quest Diagnostics, Inc. ............................................... 583 91,205
UnitedHealth Group, Inc. .............................................. 4,856 2,574,554
5,290,832
Hotels, Restaurants & Leisure 1.6%
McDonald's Corp. ................................................... 7,263 1,914,018
Starbucks Corp. .................................................... 5,754 570,797
Yum! Brands, Inc. ................................................... 1,494 191,352
2,676,167
Household Durables 0.3%
DR Horton, Inc. ..................................................... 1,542 137,454
Lennar Corp., A ..................................................... 1,251 113,215
a
NVR, Inc. ......................................................... 15 69,189
PulteGroup, Inc. .................................................... 1,254 57,095
Tempur Sealy International, Inc. ........................................ 1,737 59,631
Toll Brothers, Inc. ................................................... 1,151 57,458
494,042
Household Products 1.0%
Colgate-Palmolive Co. ............................................... 8,192 645,448
Procter & Gamble Co. (The) ........................................... 6,683 1,012,875
1,658,323
Industrial Conglomerates 0.8%
Honeywell International, Inc. ........................................... 6,580 1,410,094
Insurance 1.0%
American International Group, Inc. ...................................... 3,426 216,660
a
Arch Capital Group Ltd. ............................................... 920 57,758
Arthur J Gallagher & Co. .............................................. 763 143,856
Assured Guaranty Ltd. ............................................... 820 51,053
Axis Capital Holdings Ltd. ............................................. 963 52,166
a
Brighthouse Financial, Inc. ............................................ 980 50,245
Erie Indemnity Co., A ................................................. 2,282 567,579
Globe Life, Inc. ..................................................... 451 54,368
Principal Financial Group, Inc. .......................................... 950 79,724
Progressive Corp. (The) .............................................. 2,537 329,074
Reinsurance Group of America, Inc. ..................................... 378 53,710
Unum Group ....................................................... 1,446 59,329
W R Berkley Corp. .................................................. 995 72,207
1,787,729
Interactive Media & Services 0.9%
a
Alphabet, Inc., A .................................................... 8,889 784,276
a
Alphabet, Inc., C .................................................... 7,882 699,370
1,483,646
Internet & Direct Marketing Retail 0.4%
a
Amazon.com, Inc. ................................................... 8,516 715,344
a
IT Services 3.2%
Accenture plc, A .................................................... 6,265 1,671,753
Amdocs Ltd. ....................................................... 793 72,084
Automatic Data Processing, Inc. ........................................ 1,561 372,860

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FVA-17
a a
Shares
a
Value
a
Common Stocks
(continued)
IT Services (continued)
a
Gartner, Inc. ....................................................... 315 $ 105,884
International Business Machines Corp. ................................... 4,875 686,839
Jack Henry & Associates, Inc. .......................................... 361 63,377
Mastercard , Inc., A .................................................. 2,722 946,521
Paychex, Inc. ...................................................... 1,619 187,092
Visa, Inc., A ........................................................ 6,425 1,334,858
Western Union Co. (The) .............................................. 3,672 50,563
5,491,831
Life Sciences Tools & Services 0.6%
Danaher Corp. ..................................................... 760 201,719
West Pharmaceutical Services, Inc. ...................................... 3,610 849,614
1,051,333
Machinery 1.1%
Allison Transmission Holdings, Inc. ...................................... 1,225 50,960
Crane Holdings Co. .................................................. 512 51,430
Cummins, Inc. ...................................................... 552 133,744
Donaldson Co., Inc. ................................................. 5,405 318,192
Dover Corp. ....................................................... 5,654 765,608
PACCAR, Inc. ...................................................... 1,844 182,501
Pentair plc ........................................................ 4,425 199,037
Snap-on, Inc. ...................................................... 255 58,265
Toro Co. (The) ..................................................... 497 56,260
1,815,997
Media 0.1%
Interpublic Group of Cos., Inc. (The) ..................................... 1,606 53,496
Nexstar Media Group, Inc., A ........................................... 302 52,859
Omnicom Group, Inc. ................................................ 1,051 85,730
192,085
Metals & Mining 0.3%
Nucor Corp. ....................................................... 1,520 200,351
Reliance Steel & Aluminum Co. ......................................... 323 65,388
Southern Copper Corp. ............................................... 900 54,351
Steel Dynamics, Inc. ................................................. 1,060 103,562
United States Steel Corp. ............................................. 2,106 52,756
476,408
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Starwood Property Trust, Inc. .......................................... 2,572 47,145
Multiline Retail 0.8%
Dollar General Corp. ................................................. 947 233,199
Kohl's Corp. ....................................................... 1,733 43,758
Macy's, Inc. ........................................................ 2,359 48,713
Target Corp. ....................................................... 6,770 1,009,001
1,334,671
Multi-Utilities 0.2%
Consolidated Edison, Inc. ............................................. 1,813 172,797
Sempra Energy ..................................................... 756 116,832
289,629
Oil, Gas & Consumable Fuels 3.7%
Chesapeake Energy Corp. ............................................ 538 50,771
Chevron Corp. ..................................................... 10,338 1,855,568

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FVA-18
a a
Shares
a
Value
a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips ..................................................... 6,172 $ 728,296
Coterra Energy, Inc. ................................................. 4,069 99,975
Devon Energy Corp. ................................................. 3,516 216,269
EOG Resources, Inc. ................................................ 7,520 973,990
Exxon Mobil Corp. ................................................... 12,241 1,350,182
HF Sinclair Corp. ................................................... 895 46,442
Marathon Oil Corp. .................................................. 2,471 66,890
Marathon Petroleum Corp. ............................................ 1,779 207,058
Ovintiv , Inc. ........................................................ 1,131 57,353
PDC Energy, Inc. ................................................... 739 46,912
Pioneer Natural Resources Co. ......................................... 1,191 272,012
Texas Pacific Land Corp. .............................................. 21 49,229
Valero Energy Corp. ................................................. 1,786 226,572
6,247,519
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co. .............................................. 9,650 694,317
Eli Lilly & Co. ...................................................... 2,631 962,525
Johnson & Johnson ................................................. 11,185 1,975,830
Merck & Co., Inc. ................................................... 8,360 927,542
Organon & Co. ..................................................... 2,102 58,709
Pfizer, Inc. ......................................................... 29,732 1,523,468
6,142,391
Professional Services 0.1%
Booz Allen Hamilton Holding Corp. ...................................... 608 63,548
a
CACI International, Inc., A ............................................. 178 53,505
Leidos Holdings, Inc. ................................................. 740 77,840
Science Applications International Corp. .................................. 504 55,909
250,802
Road & Rail 0.9%
JB Hunt Transport Services, Inc. ........................................ 2,745 478,618
Knight-Swift Transportation Holdings, Inc. ................................. 1,024 53,668
Norfolk Southern Corp. ............................................... 3,160 778,687
Ryder System, Inc. .................................................. 592 49,474
Schneider National, Inc., B ............................................ 2,153 50,380
U-Haul Holding Co. .................................................. 899 54,111
1,464,938
Semiconductors & Semiconductor Equipment 4.0%
Analog Devices, Inc. ................................................. 9,488 1,556,317
Applied Materials, Inc. ................................................ 4,310 419,708
Broadcom, Inc. ..................................................... 1,536 858,824
a
Cirrus Logic, Inc. .................................................... 738 54,966
KLA Corp. ......................................................... 814 306,902
Lam Research Corp. ................................................. 693 291,268
a
Lattice Semiconductor Corp. ........................................... 781 50,671
Microchip Technology, Inc. ............................................ 1,324 93,011
NVIDIA Corp. ...................................................... 1,648 240,839
a
ON Semiconductor Corp. ............................................. 2,523 157,360
QUALCOMM, Inc. ................................................... 5,659 622,150
Texas Instruments, Inc. ............................................... 13,364 2,208,000
6,860,016
Software 6.0%
a
Cadence Design Systems, Inc. ......................................... 1,336 214,615

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FVA-19
a a
Shares
a
Value
a
Common Stocks
(continued)
Software (continued)
a
Dropbox, Inc., A .................................................... 2,406 $ 53,846
a
Fair Isaac Corp. .................................................... 89 53,274
a
Fortinet, Inc. ....................................................... 3,426 167,497
a
Manhattan Associates, Inc. ............................................ 435 52,809
Microsoft Corp. ..................................................... 29,891 7,168,461
Oracle Corp. ....................................................... 3,539 289,278
Roper Technologies, Inc. .............................................. 4,865 2,102,118
a
Synopsys, Inc. ..................................................... 697 222,545
10,324,443
Specialty Retail 2.4%
a
AutoNation, Inc. .................................................... 456 48,929
a
AutoZone, Inc. ..................................................... 121 298,408
Dick's Sporting Goods, Inc. ............................................ 464 55,815
Lowe's Cos., Inc. .................................................... 8,708 1,734,982
a
O'Reilly Automotive, Inc. .............................................. 387 326,640
Penske Automotive Group, Inc. ......................................... 444 51,029
Ross Stores, Inc. ................................................... 9,292 1,078,522
TJX Cos., Inc. (The) ................................................. 2,779 221,208
Tractor Supply Co. .................................................. 263 59,167
a
Ulta Beauty, Inc. .................................................... 247 115,860
Williams-Sonoma, Inc. ............................................... 452 51,944
4,042,504
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc. ........................................................ 26,894 3,494,337
Dell Technologies, Inc., C ............................................. 1,489 59,888
Hewlett Packard Enterprise Co. ......................................... 7,851 125,302
HP, Inc. ........................................................... 6,101 163,934
NetApp, Inc. ....................................................... 1,215 72,973
a
Pure Storage, Inc., A ................................................. 1,948 52,128
3,968,562
Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc., B ....................................................... 9,130 1,068,301
Tapestry, Inc. ...................................................... 1,474 56,130
1,124,431
Thrifts & Mortgage Finance 0.0%
†
MGIC Investment Corp. ............................................... 3,992 51,896
Tobacco 0.7%
Altria Group, Inc. .................................................... 10,170 464,871
Philip Morris International, Inc. ......................................... 7,581 767,273
1,232,144
Trading Companies & Distributors 0.6%
MSC Industrial Direct Co., Inc., A ........................................ 639 52,207
WW Grainger, Inc. ................................................... 1,681 935,056
987,263
Total Common Stocks (Cost $72,209,135) ......................................
106,543,370

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
FVA-20
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
33.2%
Domestic Fixed Income 23.7%
b
Franklin U.S. Core Bond ETF .......................................... 1,286,975 $ 27,245,261
b
Western Asset Core Plus Bond Fund, Class IS ............................. 1,406,906 13,168,638
40,413,899
Domestic Hybrid 8.2%
b
Franklin Income VIP Fund, Class 1 ...................................... 902,748 13,893,295
Foreign Equity 1.3%
iShares Core MSCI EAFE ETF ......................................... 36,862 2,272,174
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$66,605,691) ................................................................
56,579,368
Total Long Term Investments (Cost $138,814,826) ...............................
163,122,738
a
a a a a
Short Term Investments 3.1%
a
Money Market Funds 3.1%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .................. 5,320,470 5,320,470
Total Money Market Funds (Cost $5,320,470) ...................................
5,320,470
Total Short Term Investments (Cost $5,320,470 ) .................................
5,320,470
a
Total Investments (Cost $144,135,296) 98.7% ...................................
$168,443,208
Other Assets, less Liabilities 1.3% .............................................
2,276,524
Net Assets 100.0% ...........................................................
$170,719,732
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(e) regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin VolSmart Allocation VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
FVA-21
At December 31, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).
At December 31, 2022, the Fund had the following total return swap contracts outstanding. See Note 1(c).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Short 220 $ 42,471,000 3/17/23 $ 1,801,411
Total Futures Contracts ...................................................................... $1,801,411
*
As of year end .
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
Dynamic VIX Backwardation (BEFSDVB1 Index) .. — Monthly BZWS 2/27/23 4,000,000 $ (984)
Total Return Swap Contracts .................................................................... $(984)
*
In U.S. dollars unless otherwise indicated.
See Note 9 regarding other derivative information.
See Abbreviations on page FVA- 34 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2022
Annual Report The accompanying notes are an integral part of these financial statements.
FVA-22
Franklin
VolSmart
Allocation VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $74,986,133
Cost - Non-controlled affiliates (Not e 3e) ........................................................ 69,149,163
Value - Unaffiliated issuers .................................................................. $108,815,544
Value - Non-controlled affiliates (Not e 3e) ....................................................... 59,627,664
Cash .................................................................................... 185
Receivables:
Investment securities sold ................................................................... 4,470
Capital shares sold ........................................................................ 6,468
Dividends ............................................................................... 106,213
Deposits with brokers for:
Futures contracts ........................................................................ 2,332,000
Variation margin on futures contracts ........................................................... 118,250
Total assets .......................................................................... 171,010,794
Liabilities:
Payables:
Capital shares redeemed ................................................................... 92,515
Management fees ......................................................................... 100,076
Distribution fees .......................................................................... 22,059
Professional fees ......................................................................... 63,809
Trustees' fees and expenses ................................................................. 1,133
Unrealized depreciation on OTC swap contracts .................................................... 984
Accrued expenses and other liabilities ........................................................... 10,486
Total liabilities ......................................................................... 291,062
Net assets, at value ................................................................. $170,719,732
Net assets consist of:
Paid-in capital ............................................................................. $133,095,349
Total distributable earnings (losses) ............................................................. 37,624,383
Net assets, at value ................................................................. $170,719,732
Franklin
VolSmart
Allocation VIP
Fund
Class 1:
Net assets, at value ....................................................................... $4,460
Shares outstanding ........................................................................ 368
Net asset value and maximum offering price per share ............................................. $12.13
Class 2:
Net assets, at value ....................................................................... $32,851
Shares outstanding ........................................................................ 2,695
Net asset value and maximum offering price per share ............................................. $12.19
Class 5:
Net assets, at value ....................................................................... $170,682,421
Shares outstanding ........................................................................ 14,050,369
Net asset value and maximum offering price per share ............................................. $12.15

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2022
The accompanying notes are an integral part of these financial statements. Annual Report
FVA-23
Franklin
VolSmart
Allocation VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $2,320,273
Non-controlled affiliates (Not e 3e) ............................................................. 1,915,858
Interest:
Unaffiliated issuers ........................................................................ 24,243
Total investment income ................................................................... 4,260,374
Expenses:
Management fees (Note 3 a ) ................................................................... 1,437,739
Distribution fees: (Note 3c )
    Class 5 ................................................................................ 269,516
Custodian fees (Note 4 ) ...................................................................... 789
Reports to shareholders fees .................................................................. (22,782)
Professional fees ........................................................................... 86,706
Trustees' fees and expenses .................................................................. 3,086
Other .................................................................................... 14,274
Total expenses ......................................................................... 1,789,328
Expense reductions (Note 4 ) ............................................................... (40)
Expenses waived/paid by affiliates (Not e 3e and 3f) .............................................. (354,006)
Net expenses ......................................................................... 1,435,282
Net investment income ................................................................ 2,825,092
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 8,918,475
Non-controlled affiliates (Not e 3e) ........................................................... (250,438)
Futures contracts ......................................................................... 75,051
Swap contracts ........................................................................... 22,351
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Not e 3e) ........................................................... 265,359
Net realized gain (loss) .................................................................. 9,030,798
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (29,346,778)
Non-controlled affiliates (Not e 3e) ........................................................... (9,575,317)
Futures contracts ......................................................................... 1,801,411
Swap contracts ........................................................................... (951)
Net change in unrealized appreciation (depreciation) ............................................ (37,121,635)
Net realized and unrealized gain (loss) ............................................................ (28,090,837)
Net increase (decrease) in net assets resulting from operations .......................................... $(25,265,745)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Annual Report The accompanying notes are an integral part of these financial statements.
FVA-24
Franklin VolSmart Allocation VIP Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,825,092 $3,214,793
Net realized gain (loss) ................................................. 9,030,798 15,665,750
Net change in unrealized appreciation (depreciation) ........................... (37,121,635) 13,859,014
Net increase (decrease) in net assets resulting from operations ................ (25,265,745) 32,739,557
Distributions to shareholders:
Class 1 ............................................................. (536) —
Class 2 ............................................................. (3,925) (4,360)
Class 5 ............................................................. (18,414,714) (18,228,062)
Total distributions to shareholders .......................................... (18,419,175) (18,232,422)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 5,000 —
Class 2 ............................................................. (5,000) —
Class 5 ............................................................. 4,572,930 (537,826)
Total capital share transactions ............................................ 4,572,930 (537,826)
Net increase (decrease) in net assets ................................... (39,111,990) 13,969,309
Net assets:
Beginning of year ....................................................... 209,831,722 195,862,413
End of year ........................................................... $170,719,732 $209,831,722

Franklin Templeton Variable Insurance Products Trust
FVA-25
Annual Report
Notes to Financial Statements
Franklin VolSmart Allocation VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Franklin VolSmart Allocation
VIP Fund (Fund) is included in this report. The Fund
invests a large percentage of its assets in mutual funds
(Underlying Funds) and exchange traded funds (ETFs),
including affiliated funds managed by Franklin Templeton
(FT Underlying Funds). Shares of the Fund are generally
sold only to insurance company separate accounts to fund
the benefits of variable life insurance policies or variable annuity contracts. At December 31, 2022, 98.3% of the
Fund's shares were held through one insurance company.
Investment activities of these insurance company separate
accounts could have a material impact on the Fund. The
Fund offers three classes of shares: Class 1, Class 2 and
Class 5. Effective May 20, 2022, the Fund began offering
a new class of shares, Class 1. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FVA-26
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FVA-27
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2022, the Fund had OTC
derivatives in a net liability position of $984.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit and other market risk of an underlying instrument such as a stock,
bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty
to exchange a return linked to an underlying instrument for
a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss.
See Note 9 regarding other derivative information.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2022, the Fund
has determined that no tax liability is required in its financial
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FVA-28
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Fund indirectly bears its proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Fund may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Fund will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FVA-29
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3.Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, directors and/or trustees of certain of the Underlying Funds and of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.80% per year of the average daily net assets of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 5 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% and 0.15% per year of its average daily net assets of Class 2 and Class
5, respectively. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
Year Ended
December 31, 2022
a
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 368 $5,000 — $—
Net increase (decrease) .......................... 368 $5,000 — $—
Class 2 Shares:
Shares redeemed ............................... (366) $(5,000) — $—
Net increase (decrease) .......................... (366) $(5,000) — $—
Class 5 Shares:
Shares sold ................................... 1,453,858 $18,425,871 1,228,354 $18,215,053
Shares issued in reinvestment of distributions .......... 1,550,060 18,414,714 1,272,021 18,228,062
Shares redeemed ............................... (2,469,708) (32,267,655) (2,466,397) (36,980,941)
Net increase (decrease) .......................... 534,210 $4,572,930 33,978 $(537,826)
a
For the period May 20, 2022 (effective date) to December 31, 2022 for Class 1.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FVA-30
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Underlying Funds
The Fund invests in Underlying Funds which are managed by affiliates of the Fund’s administrative manager, Franklin
Templeton Services, LLC. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Fund does not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the Underlying Funds, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Underlying Funds.
Investments in Underlying Funds for the year ended December 31, 2022, were as follows:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65%, based on the average net assets of each class until April 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Franklin Income VIP Fund, Class 1 $ 16,987,187 $ 961,317 $ (2,311,000) $ 115,320 $ (1,859,529) $ 13,893,295 902,748 $ 961,317
a
Franklin U.S. Core Bond ETF ... 25,689,597 5,938,279 — — (4,382,615) 27,245,261 1,286,975 676,346
Institutional Fiduciary Trust - Money
Market Portfolio, 3.782% ...... 4,067,757 60,577,031 (59,324,318) — — 5,320,470 5,320,470 83,402
Western Asset Core Plus Bond
Fund, Class IS ............ 17,152,572 1,414,997 (1,700,000) (365,758) (3,333,173) 13,168,638 1,406,906 460,152
Total Non-Controlled Affiliates $63,897,113 $68,891,624 $(63,335,318) $(250,438) $(9,575,317) $59,627,664 $2,181,217
Total Affiliated Securities .... $63,897,113 $68,891,624 $(63,335,318) $(250,438) $(9,575,317) $59,627,664 $2,181,217
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in Statement of Operations.
3.Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FVA-31
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2022 and 2021, was as follows:
At December 31, 2022, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of investments in regulated investment companies, wash sales and financial futures transactions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2022, aggregated
$65,729,036 and $78,936,708, respectively.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
2022 2021
Distributions paid from:
Ordinary income .......................................................... $4,908,576 $18,232,422
Long term capital gain ...................................................... 13,510,599 —
$18,419,175 $18,232,422
Cost of investments .......................................................................... $146,395,893
Unrealized appreciation ........................................................................ $39,575,498
Unrealized depreciation ........................................................................ (15,727,756)
Net unrealized appreciation (depreciation) .......................................................... $23,847,742
Distributable earnings:
Undistributed ordinary income ................................................................... $2,850,390
Undistributed long term capital gains .............................................................. 10,926,257
Total distributable earnings ..................................................................... $13,776,647

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FVA-32
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
9. Other Derivative Information
At December 31, 2022, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2022, the average month end notional amount of futures contracts and swap contracts represented $27,657,011 and $4,400,000, respectively.
See Note 1(c) regarding derivative financial instruments.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin VolSmart Allocation VIP Fund
Equity contracts ...........
Variation margin on futures
contracts
$ 1,801,411
a
Variation margin on futures
contracts
$ —
Unrealized appreciation on OTC
swap contracts
— Unrealized depreciation on OTC
swap contracts
984
Total .................... $1,801,411 $984
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin VolSmart Allocation VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity Contracts ..............
Futures contracts $75,051 Futures contracts $1,801,411
Swap contracts 22,351 Swap contracts (951)
Total ....................... $97,402 $1,800,460

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FVA-33
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2022, the Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
12. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ 106,543,370 $ — $ — $ 106,543,370
Management Investment Companies ......... 56,579,368 — — 56,579,368
Short Term Investments ................... 5,320,470 — — 5,320,470
Total Investments in Securities ........... $168,443,208 $— $— $168,443,208
Other Financial Instruments:
Futures contracts ........................ $ 1,801,411 $ — $ — $ 1,801,411
Total Other Financial Instruments ......... $1,801,411 $— $— $1,801,411
Liabilities:
Other Financial Instruments:
Swap contracts .......................... $ — $ 984 $ — $ 984
Total Other Financial Instruments ......... $— $984 $— $984
a
For detailed categories, see the accompanying Schedule of Investments.
10. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
FVA-34
Annual Report
Franklin VolSmart Allocation VIP Fund
(continued)
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BZWS
Barclays Bank plc
Selected Portfolio
ETF
Exchange-Traded Fund
REIT
Real Estate Investment Trust
VIX
Market Volatility Index

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
FVA-35
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin VolSmart
Allocation VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
VolSmart Allocation VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31,
2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
FVA-36
Annual Report
Franklin VolSmart Allocation VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2022:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $13,510,599
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $2,032,283

Annual Report
Templeton Developing Markets VIP Fund
This annual report for Templeton Developing Markets VIP Fund covers the fiscal year ended December 31, 202 2 .
Class 1 Performance Summary as of December 31, 2022
Average annual total return of Class 1 shares* represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
*The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
–
1
1-Year -21.70%
5-Year -1.40%
10-Year +1.28%

Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/12– 12/31/2 2 )
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance* is compared to the performance of the MSCI
Emerging Markets (EM) Index-NR. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Important Notes to Performance Information preceding the Fund Summaries.
**Source: FactSet. Please see Index Descriptions following the Fund Summaries.

Annual Report
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
Templeton Developing Markets VIP Fund
Fund Goal and Main Investments
The Fund seeks long-term capital appreciation. Under
normal market conditions, the Fund invests at least 80% of
its net assets in emerging market investments.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Special
risks are associated with foreign investing, including
currency fluctuations, economic instability and political
developments. Investments in developing markets involve
heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment
decisions will produce the desired results. The manager’s
portfolio selection strategy is not solely based on ESG
considerations, and therefore the issuers in which the Fund
invests may not be considered ESG-focused companies.
Integrating ESG considerations into the investment process
is not a guarantee that better performance will be achieved.
The Fund’s prospectus also includes a description of the
main investment risks.
Russia’s military invasion of Ukraine in February 2022, the
resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other
countries have imposed broad-ranging economic sanctions
on Russia and certain Russian individuals, banking
entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also
imposed economic sanctions on Belarus and may impose
sanctions on other countries that support Russia’s military
invasion. These sanctions, as well as any other economic
consequences related to the invasion, such as additional
sanctions, boycotts or changes in consumer or purchaser
preferences or cyberattacks on governments, companies or
individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to
the invasion. To the extent that the Fund has exposure to
Russian investments or investments in countries affected
by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund
could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the
Fund may have to counterparties in Russia or in countries
affected by the invasion could negatively impact the Fund’s
portfolio. The extent and duration of Russia’s military
actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken
by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect
global supply chains, inflation and global growth. These
and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund,
even beyond any direct exposure the Fund may have to
Russian issuers or issuers in other countries affected by the invasion.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. In comparison, the Fund’s
benchmark, the MSCI Emerging Markets (EM) Index-NR,
posted a -20.09% total return for the same period.
1
Please
note, index performance numbers are for reference and
we do not attempt to track an index but rather undertake
investments on the basis of fundamental research.
Economic and Market Overview
Emerging market economies mostly grew during the 12
months ended December 31, 2022, although high levels
of inflation, the spread of COVID-19 variants and Russia’s
invasion of Ukraine restrained growth. Most emerging
market countries’ central banks—with the notable exception
of China—raised their benchmark interest rates to stem
inflation, a trend also seen in developed market countries.
During the period, emerging market equities were hurt by
Geographic Composition
12/31/22
% of Total
Net Assets
Asia 78.4%
Latin America & Caribbean 12.0%
North America 3.2%
Europe 2.5%
Middle East & Africa 1.2%
Short-Term Investments & Other Net Assets 2.7%

Templeton Developing Markets VIP Fund

Annual Report
investor concerns about Russia’s invasion of Ukraine, rising inflation and accompanying interest-rate hikes, supply-chain challenges, and China’s government regulations targeting
technology companies. Overall losses were somewhat
limited by a rally late in the period, as China’s easing of its
“zero-COVID” policy and receding global inflation boosted
investor confidence.
Regarding individual countries, China’s year-on-year
economic growth rate accelerated in 2022’s first quarter but slowed significantly in the second quarter amid continued
COVID outbreaks, weak domestic demand and tightening
monetary policy abroad. Growth rebounded in the third
quarter, due partly to supportive government policies.
Taiwan’s year-on-year growth rate moderated in 2022’s first
half amid weakness in private and government spending
as well as imports outpacing exports. A rebound in private
spending helped growth accelerate in the third quarter.
South Korea’s year-on-year growth rate moderated in 2022’s
first quarter, as investment and spending weakened amid
government restrictions to slow the spread of COVID, and
remained mostly steady in the second and third quarters.
India’s year-on-year growth rate moderated in 2022’s first
quarter, dragged down by outbreaks of the Omicron variant,
high energy prices and supply-chain disruptions. Growth
accelerated in the second quarter, boosted by accelerating
private and public spending, but moderated in the third
quarter as inflation and rising interest rates hurt domestic demand and weak global demand hurt exports. Russia’s
year-on-year growth rate moderated in 2022’s first quarter
and contracted in the second and third quarters as domestic
spending weakened amid widespread international sanctions
imposed in response to Russia’s invasion of Ukraine. Brazil’s year-on-year growth rates accelerated in 2022’s first half,
due in part to an increase in private spending spurred by
the lifting of COVID-related restrictions. Growth was mostly steady in the third quarter.
Turning to specific countries’ monetary policies, the People’s
Bank of China lowered its benchmark loan prime rate two
times during the period to spur growth in the face of COVID-
related headwinds, high commodity prices and a downturn in
the property market. In contrast, the central banks of Taiwan,
South Korea, India and Brazil all raised their benchmark
interest rates multiple times to stem rising inflation. Russia’s central bank more than doubled its benchmark interest
rate early in the period to offset ruble devaluation caused
by international sanctions following the country’s invasion
of Ukraine in February 2022. During the rest of the period,
Russia’s central bank cut its benchmark rate multiple times, and the rate ended the period lower than where it started.
In this environment, emerging market stocks, as measured
by the MSCI EM Index-NR, posted a -20.09% total return for
the 12 months ended December 31, 2022.
1
Chinese equities
declined significantly during the period due to regulatory
pressure on technology companies, a slowdown in the
property market and new COVID outbreaks. A late-period
rally did ease overall losses as the government eased its
zero-COVID policies and provided support to the embattled
property sector. Equities in Taiwan also fell significantly
during the period, mostly due to weakening global demand
for consumer electronics and a broader selloff of growth
stocks. Russian equities declined significantly early in
the reporting period in the run-up to Russia’s invasion
of Ukraine. In March 2022, major index providers MSCI
and FTSE Russell zero-valued Russian equities and
dropped them from their benchmarks following the Russian
Top 10 Countries
12/31/22
a
% of Total
Net Assets
a a
China 28.1%
South Korea 19.2%
Taiwan 13.9%
India 11.7%
Brazil 8.4%
United States 3.2%
Thailand 2.5%
Mexico 2.4%
United Kingdom 1.7%
Hong Kong 1.3%
Top 10 Holdings
12/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Taiwan Semiconductor Manufacturing Co. Ltd. 10.0%
Semiconductors & Semiconductor Equipment,
Taiwan
ICICI Bank Ltd. 5.9%
Banks, India
Samsung Electronics Co. Ltd. 5.7%
Technology Hardware, Storage & Peripherals,
South Korea
Alibaba Group Holding Ltd. 5.2%
Internet & Direct Marketing Retail, China
Tencent Holdings Ltd. 4.4%
Interactive Media & Services, China
MediaTek, Inc. 3.3%
Semiconductors & Semiconductor Equipment,
Taiwan
NAVER Corp. 3.0%
Interactive Media & Services, South Korea
LG Corp. 2.8%
Industrial Conglomerates, South Korea
China Merchants Bank Co. Ltd. 2.8%
Banks, China
Prosus NV 2.6%
Internet & Direct Marketing Retail, China

Templeton Developing Markets VIP Fund

Annual Report
government closing access to its stock markets. Brazilian
equities rose during a volatile 12-month period. Valuations
shot up in 2022’s first quarter due to high foreign inflows—
attracted by low equity prices—and high commodity prices.
Most of those gains were reversed in the second quarter as
commodity prices fell from their peaks and rising fuel costs and inflation heightened the risk of social unrest. Equity
prices then rose during the remaining six months of the year, as inflation rose less than expected and unemployment
declined.
Investment Strategy
We employ a fundamental research-driven, long-term
approach, focusing on companies with sustainable earnings
power at a discount to intrinsic worth. In assessing individual investment opportunities, the investment manager considers
a variety of factors, including a company’s profit and loss
outlook, balance sheet strength, cash flow trends and
asset value in relation to the current price of the company’s securities. The investment manager also focuses on
incorporating ESG factors throughout the investment
process, including the Fund’s security selection and portfolio construction process.
Manager’s Discussion
Key contributors to absolute performance during the
reporting period were Brilliance China Automotive Holdings,
ICICI Bank and Petroleo Brasileiro.
Brilliance China Automotive is a Chinese carmaker noted for
its joint venture with German luxury carmaker BMW (not a
Fund holding). Brilliance China Automotive was the Fund’s
largest contributor for the period as the company saw its
shares move higher after trading was resumed in October
2022 following a suspension of one-and-a-half years. The
company has announced that a special dividend will be paid
out of the proceeds from a stake sale in its affiliate BMW
Brilliance Automotive.
Shares of India-based ICICI Bank gained during the year
following several consistently strong quarters of loan growth, net interest margins and non-interest income. In our view,
the bank remains well positioned with its healthy capital
adequacy ratios and strong franchise.
Brazil’s national oil and gas company Petroleo Brasileiro
(Petrobras) was a significant contributor to performance,
boosted by rising energy prices and a proactive policy of
returning cash to shareholders. Its share price gave up some gains towards the end of the year amidst concerns regarding
potential changes in management and the strategy for the
company under the new Brazilian government.
In contrast, key detractors—in addition to Russian
holdings—included Taiwan Semiconductor Manufacturing
Co. (TSMC), Samsung Electronics and NAVER.
After rising in 2021 from a positive outlook for the
semiconductor industry, chipmaker TSMC came under
selling pressure as investors reassessed the prospects for
growth in chip demand. Lower demand for Apple’s (not a
Fund holding) new iPhone model along with geopolitical
concerns and U.S. restrictions on chip exports to China also contributed to the decline of TSMC’s share price during the
year. There were small increases in the stock performance
throughout the year following quarterly results, but these
were overshadowed by negative market sentiment for the
stock and sector.
A leading global semiconductor manufacturer, Samsung
Electronics is also one of the world’s largest smartphone
producers as well as a key supplier of organic light-emitting diode (LED) displays. Similar to TSMC, Samsung Electronics
also came under selling pressure as investors reassessed
the outlook for chip demand. Rising inventory levels have
converged with increased global economic uncertainty,
resulting in an inventory adjustment among customers. In
addition to the already weakening demand in the PC and
mobile segments, there were also concerns over the outlook
for server demand. Consensus estimates among analysts for
sales in 2023 peaked in May 2022 and have been trending
lower since then.
South Korean internet search and advertising company
NAVER was negatively impacted by slower growth in a
post-COVID environment. The stock was pressured by
concerns about expansion into unprofitable new businesses
in an uncertain macroeconomic environment along with
weak earnings which fell short of consensus estimates.
However, we believe NAVER is in a good position to build a
thriving ecosystem integrating e-commerce, payments and
digital content based on its solid foundation in search and
advertising.
Before Russia’s invasion of Ukraine, we had maintained
our position in Russian stocks including LUKOIL, a major
Russian oil producer, Sberbank of Russia, one of the biggest banks in the country, and Yandex, Russia’s largest search
engine, given the belief that diplomacy could resolve the
issue. However, Russian equities and the Russian ruble
declined sharply following Russia’s invasion of Ukraine and
extensive sanctions from the rest of the world. We trimmed
the portfolio’s holding in Sberbank as a risk mitigation

Templeton Developing Markets VIP Fund

Annual Report
measure. Moreover, index compilers MSCI and FTSE
dropped Russia from their benchmarks in early March at
a zero-value, due to non-fulfillment of market accessibility requirements. Although trading in the domestic market
resumed in late-March, following a trading suspension on
February 28, 2022, foreigners remained barred from selling,
while trading in Russian American and Global Depositary
Receipts (ADRs/GDRs) listed in international exchanges
also remained suspended at the time of this writing. Given
these facts, on March 4, 2022, Russian company securities
were fair valued at zero by the Franklin Templeton Valuation
Committee. In concluding upon a zero value, the continued
uncertainty in the market, restrictions on trading the shares both onshore and offshore, and a lack of any price discovery mechanism to provide indications of residual value were all
taken into account.
For the 12 months ended December 31, 2022, the U.S.
dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the
portfolio’s investment in securities with non-U.S. currency
exposure.
In the last 12 months, the Fund increased its holdings in
U.S.-listed companies with broad exposure to emerging
markets as well as Brazil, China, Hong Kong and Chile
as we continued to identify companies with sustainable
earnings power trading at a discount to their intrinsic worth.
In terms of sectors, additions were undertaken in energy,
consumer discretionary and health care. Some additions
were also made to the communication services and utilities
sectors. New additions to the Fund included India’s leading
private sector financial services firm HDFC Bank, Hong
Kong-based electronic and electric product manufacturer
Techtronic Industries, and the previously mentioned
Petrobras. We also added to our existing high-conviction
portfolio holdings with purchases in India-based and U.S-
listed business process outsourcing company Genpact,
China-based financial firm China Merchants Banks, and
Taiwan-based MediaTek, a chip designer for smartphones
and other technology devices.
The Fund reduced its investments in Taiwan, South Africa
and South Korea in favor of opportunities we found more
compelling. Sectors which experienced the largest sales
were information technology (IT), real estate and financials.
In terms of key sales, we closed positions in South American financial exchange B3, waterproof materials maker and
retailer Keshun Waterproof Technologies, and China-listed
technology solutions group Longshine Technology Group.
We also trimmed positions in several key holdings, including the aforementioned Samsung Electronics, India-based IT
services organization Tata Consultancy Services, and the
previously mentioned ICICI Bank.
Thank you for your participation in Templeton Developing
Markets VIP Fund. We look forward to serving your future
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Templeton Developing Markets VIP Fund

Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,001.30 $4.98 $1,020.23 $5.03 0.99%

Annual Report
GOF VIP P1 P2 P4 P5 12/22
SUPPLEMENT DATED DECEMBER 23, 2022
TO THE CURRENTLY EFFECTIVE PROSPECTUSES
OF EACH FUND LISTED BELOW
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
I. For Franklin Allocation VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Income VIP Fund, Franklin Strategic Income
VIP Fund and Franklin VolSmart Allocation VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered ESG-
focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-
term performance, there is no guarantee that such results will be achieved.
II. For Franklin Dynatech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin
Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Templeton Developing Markets VIP Fund, Templeton
Global Bond VIP Fund, Templeton Foreign VIP Fund and Templeton Growth VIP Fund, the “ESG Considerations” risk in the
“Fund Details – Principal Risks” section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered
ESG-focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations

Annual Report
Please keep this supplement with your prospectus for future reference.
assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. In certain circumstances, there may be times when not every investment is assessed for ESG factors and, when they are, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.
III. For Franklin U.S. Government Securities VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
Social and Governance Considerations
Social and/or governance considerations are not the only factors considered by the investment manager and may not be a determinative factor in the investment manager’s selection of securities for the Fund. In addition, the investment manager may not be able to give such considerations meaningful weight if the availability of appropriate securities for the
Fund’s portfolio is limited. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of certain investments may differ from that of investors, third party service providers, such as ratings providers, or other funds. While the investment manager views social and governance considerations as having the potential to contribute to the Fund’s performance, there is no guarantee that such results will be achieved.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.76 $11.73 $10.80 $8.62 $10.31
Income from investment operations
a
:
Net investment income
b
......................... 0.20 0.10 0.07 0.18 0.09
Net realized and unrealized gains (losses) ........... (2.52) (0.70) 1.57 2.12 (1.67)
Total from investment operations .................... (2.32) (0.60) 1.64 2.30 (1.58)
Less distributions from:
Net investment income .......................... (0.26) (0.13) (0.45) (0.12) (0.11)
Net realized gains ............................. (0.65) (0.24) (0.26) — —
Total distributions ............................... (0.91) (0.37) (0.71) (0.12) (0.11)
Net asset value, end of year ....................... $7.53 $10.76 $11.73 $10.80 $8.62
Total return
c
................................... (21.70)% (5.51)% 17.39% 26.92% (15.44)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.06% 1.19% 1.19% 1.15% 1.24%
Expenses net of waiver and payments by affiliates ....... 1.05% 1.19%
d
1.19%
d
1.15%
d
1.24%
d
Net investment income ........................... 2.39% 0.82% 0.73% 1.83% 0.99%
Supplemental data
Net assets, end of year (000’s) ..................... $66,115 $83,269 $89,165 $97,271 $85,397
Portfolio turnover rate ............................ 27.39% 19.35% 11.60% 18.04% 9.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.67 $11.64 $10.71 $8.54 $10.23
Income from investment operations
a
:
Net investment income
b
......................... 0.17 0.07 0.05 0.15 0.07
Net realized and unrealized gains (losses) ........... (2.50) (0.69) 1.56 2.11 (1.68)
Total from investment operations .................... (2.33) (0.62) 1.61 2.26 (1.61)
Less distributions from:
Net investment income .......................... (0.23) (0.11) (0.42) (0.09) (0.08)
Net realized gains ............................. (0.65) (0.24) (0.26) — —
Total distributions ............................... (0.88) (0.35) (0.68) (0.09) (0.08)
Net asset value, end of year ....................... $7.46 $10.67 $11.64 $10.71 $8.54
Total return
c
................................... (21.98)% (5.74)% 17.18% 26.70% (15.79)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.31% 1.44% 1.45% 1.40% 1.49%
Expenses net of waiver and payments by affiliates ....... 1.30% 1.44%
d
1.44% 1.40%
d
1.49%
d
Net investment income ........................... 2.13% 0.57% 0.49% 1.58% 0.74%
Supplemental data
Net assets, end of year (000’s) ..................... $164,648 $215,977 $241,104 $231,645 $195,305
Portfolio turnover rate ............................ 27.39% 19.35% 11.60% 18.04% 9.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Developing Markets VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.73 $11.71 $10.77 $8.59 $10.28
Income from investment operations
a
:
Net investment income
b
......................... 0.17 0.05 0.04 0.15 0.06
Net realized and unrealized gains (losses) ........... (2.51) (0.70) 1.57 2.11 (1.68)
Total from investment operations .................... (2.34) (0.65) 1.61 2.26 (1.62)
Less distributions from:
Net investment income .......................... (0.21) (0.09) (0.41) (0.08) (0.07)
Net realized gains ............................. (0.65) (0.24) (0.26) — —
Total distributions ............................... (0.86) (0.33) (0.67) (0.08) (0.07)
Net asset value, end of year ....................... $7.53 $10.73 $11.71 $10.77 $8.59
Total return
c
................................... (22.00)% (5.90)% 17.05% 26.49% (15.81)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.41% 1.54% 1.54% 1.50% 1.59%
Expenses net of waiver and payments by affiliates ....... 1.40% 1.54%
d
1.54%
d
1.50%
d
1.59%
d
Net investment income ........................... 2.01% 0.46% 0.44% 1.48% 0.64%
Supplemental data
Net assets, end of year (000’s) ..................... $3,444 $4,846 $5,518 $5,590 $5,203
Portfolio turnover rate ............................ 27.39% 19.35% 11.60% 18.04% 9.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2022
Templeton Developing Markets VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks 91.2%
Brazil 2.3%
Americanas SA .................. Internet & Direct Marketing Retail 310,691 $ 565,988
TOTVS SA ..................... Software 17,462 90,941
Vale SA ........................ Metals & Mining 261,048 4,417,417
a,b
XP, Inc., A ...................... Capital Markets 21,386 328,061
5,402,407
Cambodia 0.4%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 1,128,541 991,658
Chile 0.8%
Banco Santander Chile, ADR ....... Banks 113,339 1,795,290
China 28.1%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 1,052,654 11,550,829
a
Alibaba Group Holding Ltd., ADR .... Internet & Direct Marketing Retail 8,158 718,638
c
BAIC Motor Corp. Ltd., H, 144A, Reg S Automobiles 1,500,600 396,098
a
Baidu, Inc., A .................... Interactive Media & Services 119,514 1,704,380
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., A ........... Construction Materials 256,500 1,241,845
a
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 7,756,600 4,342,706
b
Chervon Holdings Ltd. ............. Household Durables 7,600 41,726
China Merchants Bank Co. Ltd., A .... Banks 999,665 5,371,306
China Merchants Bank Co. Ltd., H .... Banks 205,794 1,138,849
China Resources Cement Holdings Ltd. Construction Materials 2,844,315 1,503,104
China Resources Land Ltd. ......... Real Estate Management & Development 132,733 603,859
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 696,259 552,555
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 51,143 1,974,631
c
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 529,539 349,126
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 749,845 4,755,569
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 738,043 1,566,854
JD.com, Inc., A .................. Internet & Direct Marketing Retail 11,027 307,841
NetEase, Inc. ................... Entertainment 138,169 2,004,031
Ping An Bank Co. Ltd., A ........... Banks 802,600 1,526,664
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 427,906 2,811,269
Prosus NV ..................... Internet & Direct Marketing Retail 88,577 6,115,375
Tencent Holdings Ltd. ............. Interactive Media & Services 240,405 10,193,390
a
Tencent Music Entertainment Group,
ADR ........................ Entertainment 169,135 1,400,438
Uni-President China Holdings Ltd. .... Food Products 2,464,705 2,460,157
Weifu High-Technology Group Co. Ltd.,
B ........................... Auto Components 306,139 516,128
a,c
Wuxi Biologics Cayman, Inc., 144A, Reg
S ........................... Life Sciences Tools & Services 85,792 649,789
65,797,157
Hong Kong 1.3%
Techtronic Industries Co. Ltd. ....... Machinery 271,211 3,012,337
Hungary 0.9%
Richter Gedeon Nyrt. ............. Pharmaceuticals 92,414 2,051,456
India 11.7%
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 30,257 2,096,743
HDFC Bank Ltd. ................. Banks 241,052 4,727,059

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Developing Markets VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
ICICI Bank Ltd. .................. Banks 1,282,782 $ 13,794,899
Infosys Ltd. ..................... IT Services 95,284 1,736,847
a
One 97 Communications Ltd. ....... IT Services 156,370 1,002,884
a
PB Fintech Ltd. .................. Insurance 110,814 599,362
Tata Consultancy Services Ltd. ...... IT Services 37,676 1,481,429
a
Zomato Ltd. .................... Internet & Direct Marketing Retail 2,813,367 2,016,492
27,455,715
Indonesia 0.8%
Astra International Tbk. PT ......... Automobiles 5,181,170 1,896,048
Mexico 2.4%
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand, ADR ................. Banks 840,830 5,070,205
a,c
Nemak SAB de CV, 144A, Reg S .... Auto Components 1,928,900 550,335
5,620,540
Peru 0.5%
Intercorp Financial Services, Inc. ..... Banks 44,913 1,055,455
Philippines 0.3%
BDO Unibank, Inc. ............... Banks 392,963 747,927
Russia 0.0%
d,e
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 85,254 —
a,d,e
Sberbank of Russia PJSC .......... Banks 1,061,956 —
a,c,d,e
VK Co. Ltd., GDR, Reg S .......... Interactive Media & Services 27,833 —
a,d,e
Yandex NV, A ................... Interactive Media & Services 88,921 —
—
South Africa 0.5%
Netcare Ltd. .................... Health Care Providers & Services 1,392,319 1,190,170
South Korea 19.2%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 80,307 2,127,544
KT Skylife Co. Ltd. ............... Media 92,351 597,718
a,f
L&F Co. Ltd. .................... Electronic Equipment, Instruments &
Components 4,702 651,037
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 31,827 1,092,320
a
LG Chem Ltd. ................... Chemicals 1,893 907,764
LG Corp. ....................... Industrial Conglomerates 106,542 6,624,836
NAVER Corp. ................... Interactive Media & Services 48,870 6,979,570
POSCO Holdings, Inc. ............ Metals & Mining 13,893 3,053,295
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 305,422 13,462,335
Samsung Life Insurance Co. Ltd. ..... Insurance 93,184 5,254,764
f
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 2,117 998,202
Soulbrain Co. Ltd. ................ Chemicals 18,367 3,205,372
44,954,757
Taiwan 13.9%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 411,946 1,335,408
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 379,647 7,677,184
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,618,551 23,510,408
32,523,000

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Developing Markets VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Thailand 2.5%
Kasikornbank PCL ............... Banks 705,593 $ 3,000,085
Kiatnakin Phatra Bank PCL ......... Banks 549,194 1,168,493
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 3,229,814 995,799
Thai Beverage PCL ............... Beverages 1,450,900 741,846
5,906,223
United Arab Emirates 0.7%
a
America na Restaurants International plc Hotels, Restaurants & Leisure 937,485 760,865
a
Emirates Central Cooling Systems Corp. Water Utilities 2,486,790 961,510
1,722,375
United Kingdom 1.7%
Unilever plc ..................... Personal Products 77,613 3,918,350
United States 3.2%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 54,941 3,142,076
Genpact Ltd. .................... IT Services 94,036 4,355,747
7,497,823
Total Common Stocks (Cost $188,173,398) .....................................
213,538,688
a
Preferred Stocks 6.1%
Brazil 6.1%
g
Banco Bradesco SA, ADR, 3.99% .... Banks 1,605,681 4,624,362
g
Itau Unibanco Holding SA, ADR, 4.25% Banks 1,017,175 4,790,894
g
Petroleo Brasileiro SA, 46.96% ...... Oil, Gas & Consumable Fuels 1,049,217 4,862,228
14,277,484
Total Preferred Stocks (Cost $14,933,388) ......................................
14,277,484
a a a a a
Escrows and Litigation Trusts 0.0%
a,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 82,304 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $203,106,786) ...............................
227,816,172
Short Term Investments 2.7%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 2.7%
United States 2.7%
h,i
Institutional Fiduciary Trust - Money
Market Portfolio, 3.782% ......... 6,418,109 6,418,109
Total Money Market Funds (Cost $6,418,109) ...................................
6,418,109
a a a a a
Total Short Term Investments (Cost $6,418,109 ) .................................
6,418,109
a a a
Total Investments (Cost $209,524,895) 100.0% ..................................
$234,234,281
Other Assets, less Liabilities (0.0)%
†
...........................................
(27,427)
Net Assets 100.0% ...........................................................
$234,206,854
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Developing Markets VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page TD- 28 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at December 31, 2022. See Note 1(d).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the aggregate value of these securities was $1,945,348, representing 0.8% of net assets.
d
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
e
See Note 6 regarding investments in Russian securities.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
g
Variable rate security. The rate shown represents the yield at period end.
h
See Note 3(e) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2022
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Developing
Markets VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $203,106,786
Cost - Non-controlled affiliates (Not e 3e) ........................................................ 6,418,109
Value - Unaffiliated issuers (Includes securities loaned of $144,503) ................................... $227,816,172
Value - Non-controlled affiliates (Not e 3e) ....................................................... 6,418,109
Foreign currency, at value (cost $297,629) ........................................................ 297,632
Receivables:
Investment securities sold ................................................................... 769,100
Capital shares sold ........................................................................ 173,445
Dividends and interest ..................................................................... 1,191,760
Total assets .......................................................................... 236,666,218
Liabilities:
Payables:
Investment securities purchased .............................................................. 333,806
Capital shares redeemed ................................................................... 263,738
Management fees ......................................................................... 208,409
Distribution fees .......................................................................... 36,549
Trustees' fees and expenses ................................................................. 1,126
Deferred tax ............................................................................... 1,463,794
Accrued expenses and other liabilities ........................................................... 151,942
Total liabilities ......................................................................... 2,459,364
Net assets, at value ................................................................. $234,206,854
Net assets consist of:
Paid-in capital ............................................................................. $213,575,413
Total distributable earnings (losses) ............................................................. 20,631,441
Net assets, at value ................................................................. $234,206,854
Templeton
Developing
Markets VIP
Fund
Class 1:
Net assets, at value ....................................................................... $66,114,732
Shares outstanding ........................................................................ 8,782,276
Net asset value and maximum offering price per share ............................................. $7.53
Class 2:
Net assets, at value ....................................................................... $164,648,380
Shares outstanding ........................................................................ 22,064,646
Net asset value and maximum offering price per share ............................................. $7.46
Class 4:
Net assets, at value ....................................................................... $3,443,742
Shares outstanding ........................................................................ 457,785
Net asset value and maximum offering price per share ............................................. $7.53

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2022
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Developing
Markets VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $790,007)
Unaffiliated issuers ........................................................................ $8,399,530
Non-controlled affiliates (Note 3e) ............................................................. 121,096
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 3,421
Non-controlled affiliates (Note 3 e ) ............................................................. 9
Total investment income ................................................................... 8,524,056
Expenses:
Management fees (Note 3 a ) ................................................................... 2,609,702
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 439,564
    Class 4 ................................................................................ 13,179
Custodian fee s ............................................................................. 33,249
Reports to shareholders fees .................................................................. (104,168)
Professional fees ........................................................................... 91,998
Trustees' fees and expenses .................................................................. 3,916
Other .................................................................................... (5,173)
Total expenses ......................................................................... 3,082,267
Expenses waived/paid by affiliates (Note 3e) ................................................... (28,160)
Net expenses ......................................................................... 3,054,107
Net investment income ................................................................ 5,469,949
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $421,039)
Unaffiliated issuers ...................................................................... 1,848,542
Foreign currency transactions ................................................................ (141,849)
Net realized gain (loss) .................................................................. 1,706,693
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (73,680,792)
Translation of other assets and liabilities denominated in foreign currencies .............................. (22,875)
Change in deferred taxes on unrealized appreciation ............................................... 6,609
Net change in unrealized appreciation (depreciation) ............................................ (73,697,058)
Net realized and unrealized gain (loss) ............................................................ (71,990,365)
Net increase (decrease) in net assets resulting from operations .......................................... $(66,520,416)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton Developing Markets VIP Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $5,469,949 $2,143,492
Net realized gain (loss) ................................................. 1,706,693 21,968,948
Net change in unrealized appreciation (depreciation) ........................... (73,697,058) (41,997,481)
Net increase (decrease) in net assets resulting from operations ................ (66,520,416) (17,885,041)
Distributions to shareholders:
Class 1 ............................................................. (7,166,205) (2,736,269)
Class 2 ............................................................. (17,858,235) (7,098,412)
Class 4 ............................................................. (362,928) (145,812)
Total distributions to shareholders .......................................... (25,387,368) (9,980,493)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 8,282,938 1,481,894
Class 2 ............................................................. 13,751,849 (5,048,337)
Class 4 ............................................................. (11,196) (263,658)
Total capital share transactions ............................................ 22,023,591 (3,830,101)
Net increase (decrease) in net assets ................................... (69,884,193) (31,695,635)
Net assets:
Beginning of year ....................................................... 304,091,047 335,786,682
End of year ........................................................... $234,206,854 $304,091,047

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Templeton Developing Markets VIP Fund

Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust
(Trust) is registered under the Investment Company Act of
1940 (1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Templeton Developing Markets VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class
of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Developing Markets VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at December 31,
2022, the Fund held $149,044 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund’s custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Developing Markets VIP Fund
(continued)
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and, if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Developing Markets VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Asset Management based on the average daily net assets of the Fund as follows:
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 928,909 $7,745,700 941,262 $11,146,256
Shares issued in reinvestment of distributions .......... 935,536 7,166,205 221,740 2,736,269
Shares redeemed ............................... (819,318) (6,628,967) (1,025,538) (12,400,631)
Net increase (decrease) .......................... 1,045,127 $8,282,938 137,464 $1,481,894
Class 2 Shares:
Shares sold ................................... 2,821,702 $23,517,095 3,029,783 $35,782,088
Shares issued in reinvestment of distributions .......... 2,349,768 17,858,235 579,935 7,098,412
Shares redeemed ............................... (3,355,894) (27,623,481) (4,080,457) (47,928,837)
Net increase (decrease) .......................... 1,815,576 $13,751,849 (470,739) $(5,048,337)
Class 4 Shares:
Shares sold ................................... 48,887 $394,136 54,666 $636,847
Shares issued in reinvestment of distributions .......... 47,318 362,928 11,826 145,812
Shares redeemed ............................... (89,804) (768,260) (86,374) (1,046,317)
Net increase (decrease) .......................... 6,401 $(11,196) (19,882) $(263,658)
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.050% Up to and including $1 billion
1.000% Over $1 billion, up to and including $5 billion
0.950% Over $5 billion, up to and including $10 billion
0.900% Over $10 billion, up to and including $15 billion
0.850% Over $15 billion, up to and including $20 billion
0.800% In excess of $20 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Developing Markets VIP Fund
(continued)
For the year ended December 31, 2022, the gross effective investment management fee rate was 1.050% of the Fund’s average daily net assets.
Under a subadvisory agreement, FTIML, an affiliate of Asset Management, provides subadvisory services to the Fund. The subadvisory fee is paid by Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4 respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2022, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $ 5,805,544 $ 52,963,929 $ (52,351,364) $ — $ — $ 6,418,109 6,418,109 $ 121,096
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Developing Markets VIP Fund
(continued)
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2022 and 2021, was as follows:
At December 31, 2022, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, foreign capital gains tax, corporate actions and wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2022, aggregated
$67,283,208 and $66,696,869, respectively.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets VIP Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $170,471 $3,975,963 $(4,146,434) $— $— $— — $9
Total Affiliated Securities ... $5,976,015 $56,939,892 $(56,497,798) $— $— $6,418,109 $121,105
2022 2021
Distributions paid from:
Ordinary income .......................................................... $9,222,377 $9,445,508
Long term capital gain ...................................................... 16,164,991 534,985
$25,387,368 $9,980,493
Cost of investments .......................................................................... $216,905,769
Unrealized appreciation ........................................................................ $59,230,377
Unrealized depreciation ........................................................................ (41,901,865)
Net unrealized appreciation (depreciation) .......................................................... $17,328,512
Distributable earnings:
Undistributed ordinary income ................................................................... $4,929,865
Undistributed long term capital gains .............................................................. $185,933
Total distributable earnings ..................................................................... $5,115,798
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Developing Markets VIP Fund
(continued)
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investor (QFII) license and, in the case of certain eligible A shares, through the Shanghai and
Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at
December 31, 2022.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Developing Markets VIP Fund
(continued)
and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2022, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 328,061 $ 5,074,346 $ — $ 5,402,407
Cambodia ............................ — 991,658 — 991,658
Chile ................................ 1,795,290 — — 1,795,290
China ............................... 8,436,413 57,360,744 — 65,797,157
Hong Kong ........................... — 3,012,337 — 3,012,337
Hungary ............................. — 2,051,456 — 2,051,456
India ................................ — 27,455,715 — 27,455,715
Indonesia ............................ — 1,896,048 — 1,896,048
Mexico .............................. 5,620,540 — — 5,620,540
Peru ................................ 1,055,455 — — 1,055,455
Philippines ............................ — 747,927 — 747,927
Russia ............................... — — —
a
—
South Africa ........................... — 1,190,170 — 1,190,170
South Korea .......................... — 44,954,757 — 44,954,757
Taiwan ............................... — 32,523,000 — 32,523,000
Thailand ............................. — 5,906,223 — 5,906,223
United Arab Emirates .................... 1,722,375 — — 1,722,375
United Kingdom ........................ — 3,918,350 — 3,918,350
United States .......................... 7,497,823 — — 7,497,823
8. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Developing Markets VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
10. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Preferred Stocks :
Brazil ................................ $ 9,415,256 $ 4,862,228 $ — $ 14,277,484
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 6,418,109 — — 6,418,109
Total Investments in Securities ........... $42,289,322 $191,944,959
b
$— $234,234,281
a
Includes financial instruments determined to have no value at December 31, 2022.
b
Includes foreign securities valued at $191,944,959, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
GDR
Global Depositary Receipt
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm

Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Templeton Developing
Markets VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Developing Markets VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)

Annual Report
Templeton Developing Markets VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2022:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the fund during the fiscal year ended December 31, 2022:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $16,164,991
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $59,336
Amount Reported
Foreign Taxes Paid $784,895
Foreign Source Income Earned $4,541,540

Annual Report
Templeton Foreign VIP Fund
This annual report for Templeton Foreign VIP Fund covers the fiscal year ended December 3 1 , 2022 .
Class 1 Performance Summary as of December 3 1 , 2022
Average annual total return of Class 1 shares* represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
*Gross expenses are the Fund’s total annual operating expenses and are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
–
1
1-Year -7.39%
5-Year -1.73%
10-Year +1.72%

Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/12–12/31/22)
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance* is compared to the performance of the MSCI
All Country World Index (ACWI) ex USA Index-NR. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Important Notes to Performance Information preceding the Fund Summaries.
**Source: FactSet. Please see Index Descriptions following the Fund Summaries.

Annual Report
Templeton Foreign VIP Fund
Fund Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in investments of issuers located outside the U.S.,
including those in emerging markets.
Fund Risks
All investments involve risks, including possible loss of
principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and
political developments; investments in emerging markets
involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions,
industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in
such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
The Fund is actively managed but there is no guarantee
that the manager’s investment decisions will produce the
desired results. The manager’s portfolio selection strategy
is not solely based on ESG considerations, and therefore
the issuers in which the Fund invests may not be considered
ESG-focused companies. Integrating ESG considerations
into the investment process is not a guarantee that better
performance will be achieved. The Fund's prospectus also
includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. For comparison, the Fund’s
benchmark, the MSCI All Country World Index (ACWI) ex
USA Index-NR, posted a -16.00% total return for the period
under review.
1
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI-NR, posted a -18.36% total
return for the 12 months ended December 31, 2022.
1
The
combination of resilient consumer demand and persistent
supply-chain disruptions contributed to higher inflation in
many countries. This inflationary pressure led many of
the world’s central banks to adopt less accommodative
monetary policy in 2022, which hindered stocks and the
outlook for economic growth. Russia’s invasion of Ukraine
and the subsequent escalation of the war also increased
investor uncertainty, as international sanctions on Russia
disrupted global trade and commodity markets. Meanwhile,
shifting public health policy in China added volatility to the global economy, as lockdowns early in the period to quell
the spread of the Omicron variant of COVID-19 slowed
economic activity, while widespread protests late in the
period led the government to relax its strictest “zero-COVID”
policies.
In the U.S., gross domestic product (GDP) expanded in the
second half of the calendar year, recovering from a slight
contraction in the first half of the year when high inflation, supply constraints and record trade deficits weighed on
economic output. Rising prices precipitated a notable decline in consumer confidence despite high spending levels, robust
job growth and low unemployment. In an effort to control
inflation, the U.S. Federal Reserve (Fed) raised the federal funds target rate in March 2022 for the first time since 2018.
The Fed raised the federal funds rate again at its subsequent six meetings to end the period at a range of 4.25%–4.50%.
Furthermore, the Fed said it would continue to reduce
Geographic Composition
12/31/22
% of Total
Net Assets
Europe 55.0%
Asia 39.4%
Latin America & Caribbean 1.5%
Short-Term Investments & Other Net Assets 4.1%
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Templeton Foreign VIP Fund

Annual Report
its bond holdings and anticipated additional interest-rate
increases at future meetings to curtail inflation.
Economic growth in the eurozone decelerated to a slightly
positive growth rate during the year. The lifting of COVID-
related restrictions in some European countries and the
summer tourism season strengthened economies. However,
the war in Ukraine disrupted supply chains, weakened the
economic outlook and contributed to record high inflation
across the eurozone, as energy prices soared. Electricity
prices hit record highs in Germany and France as coal
futures and natural gas prices climbed. Consequently, the
European Central Bank raised interest rates in July 2022 for the first time in 11 years to curtail growing inflation and raised rates in three subsequent meetings. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -15.06% total return for
the 12 months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -18.61% total return for the 12-month period.
1
Growth in
Japan remained slow, alternating between positive quarterly
GDP growth and contraction. China’s economy contracted
sharply in 2022 as COVID-related restrictions in many major
cities, including Shanghai, weakened consumer demand.
Investor concerns about the solvency of several large
property developers in China further pressured stocks in that country.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -20.09% total return
for the 12 months under review.
1
Central bank tightening,
the threat of recession, and weakening demand for
semiconductors in technology-heavy countries contributed
to the downturn. Following Russia’s invasion of Ukraine,
climbing food and energy prices kindled inflationary
pressures and raised concerns over the possibility of
government debt defaults in some countries. However,
some emerging economies, particularly in Latin America, as
well as South Africa and Saudi Arabia, benefited from rising commodity prices.
Investment Strategy
When choosing equity investments for the Fund, we apply
a bottom-up, value-oriented, long-term approach, focusing
on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value
and cash flow potential. We also consider a company’s price/
earnings ratio, profit margins and liquidation value.
The Fund may, from time to time, engage in currency-related
derivatives to seek to hedge (protect) against currency risks.
The Fund may also use a variety of equity-related derivatives for various purposes including enhancing Fund returns,
increasing liquidity and gaining exposure to particular
markets in more efficient or less expensive ways.
Manager’s Discussion
Templeton Foreign VIP Fund outperformed its benchmark
MSCI ACWI ex USA Index-NR in 2022, a challenging year
that saw international equities post their biggest decline
since the depths of the global financial crisis as central
banks tightened policy to combat rising inflation. All major regions and all but two of the Fund’s sector exposures
performed better than the benchmark during the year
in review. Encouragingly, relative strength was primarily
attributable to stock selection. We have long believed the
ultra-loose policy environment prevailing in recent years was anomalous, and that the transition to a more normalized
interest rate environment would eventually increase investor scrutiny on price and fundamentals, potentially rewarding our value-oriented strategy. As it happened, international value stocks had their best year relative to international growth
stocks since the bursting of the TMT (technology-media-
telecommunication) Bubble, and Templeton Foreign VIP
Fund outperformed even the value benchmark.
Energy was the Fund’s top-performing sector in 2022,
benefiting from both stock selection and a favorable
overweighted allocation. The Fund’s top two individual
Top 10 Holdings
12/31/22
Company
Industry , Country
% of Total
Net Assets
a a
BP plc 5.5%
Oil, Gas & Consumable Fuels, United Kingdom
Shell plc 4.9%
Oil, Gas & Consumable Fuels, Netherlands
Samsung Electronics Co. Ltd. 3.8%
Technology Hardware, Storage & Peripherals,
South Korea
Standard Chartered plc 3.2%
Banks, United Kingdom
Taiwan Semiconductor Manufacturing Co. Ltd. 3.1%
Semiconductors & Semiconductor Equipment,
Taiwan
Bayerische Motoren Werke AG 2.8%
Automobiles, Germany
Bayer AG 2.7%
Pharmaceuticals, Germany
AstraZeneca plc 2.6%
Pharmaceuticals, United Kingdom
Housing Development Finance Corp. Ltd. 2.6%
Diversified Financial Services, India
AIA Group Ltd. 2.5%
Insurance, Hong Kong

Templeton Foreign VIP Fund

Annual Report
contributors both hailed from the energy sector: global
oil majors BP and Shell. Both companies benefited from
elevated oil prices, strong cash flows and shareholder-
friendly capital allocation programs. BP was the single
biggest contributor during the period. The company is
generating prolific cash, which management is using to
buy back roughly 10% of its outstanding equity per year
at current rates, after paying its dividend and with capital left over to continue reducing balance sheet leverage.
Management delivered another exceptional above-
consensus earnings announcement during the reporting
period, and we remain constructive on BP given the above
characteristics and the stock’s single-digit price-to-earnings multiple. Shell was also buoyed by healthy cash generation
and positive capital return plans; the firm reported strong
profits, raised its dividend and announced plans to buy
back another $4 billion of shares in coming months. While
commodity prices will fluctuate in the near-term, we continue to believe select energy producers appear significantly
undervalued given improved capital allocation within the
industry and attractive supply-and-demand fundamentals for
hydrocarbon markets over the longer-term.
Stock selection in industrials also positively impacted
performance, led by European defense and aerospace
firms Dassault Aviation (France) and BAE Systems (U.K.).
Defense stocks generally had a good year in light of the
escalating conflict in Ukraine and simmering geopolitical
tensions elsewhere. More specifically, shares of Dassault
gained after the firm reported a strong set of first-half results and management reiterated full-year guidance. We believe
a record order backlog in the firm’s defense business,
combined with an improving order backlog in its Falcon
business jet segment, positions Dassault well to increase
sales and profits over our investment horizon. Similarly,
shares of BAE Systems were buoyed by positive sentiment
and improving fundamentals. A trading update late in the
year confirmed the strength of BAE’s order intake in 2022,
and saw management reiterate full-year earnings guidance
and share buyback plans. After a period of protracted
underperformance, BAE has a new management team
that has performed admirably, with above-industry-average
growth and ongoing improvements in operating margins and
cash conversion. While we trimmed the position during the
year to realize profits, we continue to like BAE given what we view as its attractive valuation, strong growth profile, good margin upside and favorable capital return policies.
Other notable sector contributors included financials,
consumer staples and information technology (IT), all of
which benefited from stock selection. Financials had two
stocks among the Fund’s top 10 contributors: Japanese
financial services firm Sumitomo Mitsui Financial Group and
U.K.-based emerging markets bank Standard Chartered.
We raised our weighting to banks last year on expectations
that rising interest rates and accelerating loan growth
would strengthen net interest margins, which is playing
out broadly as expected. Our exposures, however, remain
highly selective. We have avoided banks in low-returning,
over-regulated markets with elevated credit risk, focusing
instead on what we believe to be best-in-class banks in
attractive markets with shareholder-friendly management
teams and earnings sensitivity as interest rates rise. That
has led us toward “Main Street” banks where traditional
lending will benefit from higher rates, and away from banks
with a high mix in the volatile investment banking market.
Geographically, we are finding more desirable opportunities
that fit this profile in the U.K. and Asian markets, and fewer in the euro-area. Meanwhile, from the consumer staples
sector, U.K.-based tobacco firm Imperial Brands rallied after management reported better-than-expected earnings on
strength in its discount brand portfolio. There were no IT
stocks among the Fund’s 10 biggest contributors, though
our holdings in the challenging sector declined less than the benchmark’s during the year in review.
Consumer discretionary and utilities were the only sectors
that detracted from relative performance in 2022. In
consumer discretionary, shares of U.K.-based food delivery
service firm Just Eat Takeaway.com underperformed during
the year. The stock was pressured by concerns about
competition and profitability. However, we were encouraged
by constructive news as the period progressed, which
included a potential sale of Just Eat’s challenged U.S.
business and updated guidance that indicated improving
earnings trends and a path toward profitability in 2023.
Admittedly, this remains a “show-me” story going forward.
Investors will want to see the completion of strategic
divestitures, more consistency hitting guidance targets,
and an improving competitive environment that shifts
from “growth at any cost” to “profitable growth.” We see
numerous catalysts that should help Just Eat achieve these
goals, creating considerable upside potential from current
depressed valuation levels, in our view.
The Fund’s utilities position was led lower by German power
provider E.ON. Shares declined during the year on concerns
about the impact of a disruption in Russian natural gas
supply. While we think that E.ON could be a strong longer-
term holding following a period of strategic restructuring
and deleveraging, the implications of the Russia-Ukraine
conflict for Germany’s power system change the risk-reward
calculus, in our view. We liquidated the position in favor of

Templeton Foreign VIP Fund

Annual Report
opportunities we believe are more attractive and with more
manageable near-term risk profiles.
From a regional standpoint, the bulk of relative
outperformance came from Europe, where the Fund
benefited primarily from stock selection, but also a favorable overweighted allocation. Within the region, the bulk of
relative outperformance came from the U.K., where the
Fund’s position gained nearly 12%, compared to a greater
than 6% loss for the benchmark’s U.K. exposures. Asian
holdings also outperformed, led by stock selection in Japan
and China.
Thank you for your participation in Templeton Foreign VIP
Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Templeton Foreign VIP Fund

Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,050.70 $3.58 $1,021.72 $3.53 0.69%
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the
Fund is an investment option or acquired fund fees and expenses.

Annual Report
GOF VIP P1 P2 P4 P5 12/22
SUPPLEMENT DATED DECEMBER 23, 2022
TO THE CURRENTLY EFFECTIVE PROSPECTUSES
OF EACH FUND LISTED BELOW
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
I. For Franklin Allocation VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Income VIP Fund, Franklin Strategic Income
VIP Fund and Franklin VolSmart Allocation VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered ESG-
focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-
term performance, there is no guarantee that such results will be achieved.
II. For Franklin Dynatech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin
Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Templeton Developing Markets VIP Fund, Templeton
Global Bond VIP Fund, Templeton Foreign VIP Fund and Templeton Growth VIP Fund, the “ESG Considerations” risk in the
“Fund Details – Principal Risks” section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered
ESG-focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations

Annual Report
Please keep this supplement with your prospectus for future reference.
assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. In certain circumstances, there may be times when not every investment is assessed for ESG factors and, when they are, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.
III. For Franklin U.S. Government Securities VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
Social and Governance Considerations
Social and/or governance considerations are not the only factors considered by the investment manager and may not be a determinative factor in the investment manager’s selection of securities for the Fund. In addition, the investment manager may not be able to give such considerations meaningful weight if the availability of appropriate securities for the
Fund’s portfolio is limited. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of certain investments may differ from that of investors, third party service providers, such as ratings providers, or other funds. While the investment manager views social and governance considerations as having the potential to contribute to the Fund’s performance, there is no guarantee that such results will be achieved.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.90 $13.57 $14.23 $13.01 $15.80
Income from investment operations
a
:
Net investment income
b
......................... 0.30 0.23 0.32
c
0.44 0.29
Net realized and unrealized gains (losses) ........... (1.33) 0.39 (0.54) 1.19 (2.64)
Total from investment operations .................... (1.03) 0.62 (0.22) 1.63 (2.35)
Less distributions from:
Net investment income .......................... (0.43) (0.29) (0.44) (0.27) (0.44)
Net realized gains ............................. — — — (0.14) —
Total distributions ............................... (0.43) (0.29) (0.44) (0.41) (0.44)
Net asset value, end of year ....................... $12.44 $13.90 $13.57 $14.23 $13.01
Total return
d
................................... (7.39)% 4.44% (0.92)% 12.84% (15.27)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.79% 0.87% 0.86% 0.85% 0.83%
Expenses net of waiver and payments by affiliates ....... 0.78% 0.86% 0.84% 0.83% 0.81%
Net investment income ........................... 2.41% 1.58% 2.68%
c
3.25% 1.96%
Supplemental data
Net assets, end of year (000’s) ..................... $95,961 $114,563 $113,317 $121,948 $114,784
Portfolio turnover rate ............................ 19.38% 26.13% 40.07% 28.52% 21.38%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.14 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.54%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.59 $13.28 $13.93 $12.74 $15.47
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.19 0.28
c
0.40 0.25
Net realized and unrealized gains (losses) ........... (1.31) 0.38 (0.53) 1.16 (2.58)
Total from investment operations .................... (1.04) 0.57 (0.25) 1.56 (2.33)
Less distributions from:
Net investment income .......................... (0.38) (0.26) (0.40) (0.23) (0.40)
Net realized gains ............................. — — — (0.14) —
Total distributions ............................... (0.38) (0.26) (0.40) (0.37) (0.40)
Net asset value, end of year ....................... $12.17 $13.59 $13.28 $13.93 $12.74
Total return
d
................................... (7.61)% 4.16% (1.16)% 12.53% (15.44)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.04% 1.11% 1.11% 1.10% 1.08%
Expenses net of waiver and payments by affiliates ....... 1.03% 1.11%
e
1.09% 1.08% 1.06%
Net investment income ........................... 2.17% 1.35% 2.42%
c
3.00% 1.71%
Supplemental data
Net assets, end of year (000’s) ..................... $691,189 $831,031 $1,084,789 $1,117,813 $1,060,101
Portfolio turnover rate ............................ 19.38% 26.13% 40.07% 28.52% 21.38%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.28%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.87 $13.54 $14.20 $12.96 $15.71
Income from investment operations
a
:
Net investment income
b
......................... 0.26 0.18 0.28
c
0.39 0.24
Net realized and unrealized gains (losses) ........... (1.34) 0.39 (0.55) 1.20 (2.63)
Total from investment operations .................... (1.08) 0.57 (0.27) 1.59 (2.39)
Less distributions from:
Net investment income .......................... (0.37) (0.24) (0.39) (0.21) (0.36)
Net realized gains ............................. — — — (0.14) —
Total distributions ............................... (0.37) (0.24) (0.39) (0.35) (0.36)
Net asset value, end of year ....................... $12.42 $13.87 $13.54 $14.20 $12.96
Total return
d
................................... (7.75)% 4.10% (1.34)% 12.49% (15.54)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.14% 1.21% 1.21% 1.20% 1.18%
Expenses net of waiver and payments by affiliates ....... 1.12% 1.21%
e
1.19% 1.18% 1.16%
Net investment income ........................... 2.06% 1.22% 2.33%
c
2.90% 1.61%
Supplemental data
Net assets, end of year (000’s) ..................... $76,110 $91,428 $106,224 $113,681 $125,265
Portfolio turnover rate ............................ 19.38% 26.13% 40.07% 28.52% 21.38%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.19%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2022
Templeton Foreign VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.9%
Aerospace & Defense 4.0%
BAE Systems plc ..................................... United Kingdom 947,836 $ 9,789,227
Dassault Aviation SA ................................... France 93,730 15,895,221
a
Rolls-Royce Holdings plc ............................... United Kingdom 7,831,739 8,747,494
34,431,942
Auto Components 4.7%
Continental AG ....................................... Germany 250,136 14,911,054
a
Faurecia SE ......................................... France 817,984 12,379,906
Valeo .............................................. France 731,396 13,067,858
40,358,818
Automobiles 4.6%
Bayerische Motoren Werke AG ........................... Germany 272,469 24,121,935
Honda Motor Co. Ltd. .................................. Japan 693,600 15,814,905
39,936,840
Banks 15.4%
ING Groep NV ....................................... Netherlands 1,489,251 18,139,964
Kasikornbank PCL .................................... Thailand 3,030,200 12,883,997
b
KB Financial Group, Inc., ADR ........................... South Korea 475,106 18,367,598
Lloyds Banking Group plc ............................... United Kingdom 34,835,484 19,009,411
Shinhan Financial Group Co. Ltd. ......................... South Korea 586,529 16,397,331
Standard Chartered plc ................................. United Kingdom 3,717,595 27,726,604
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 510,700 20,539,663
133,064,568
Chemicals 1.4%
c
Covestro AG, 144A, Reg S .............................. Germany 303,917 11,838,853
Construction Materials 1.5%
CRH plc ............................................ Ireland 319,503 12,706,096
Diversified Financial Services 3.9%
a
EXOR NV ........................................... Netherlands 156,810 11,480,204
Housing Development Finance Corp. Ltd. ................... India 692,774 22,020,094
33,500,298
Energy Equipment & Services 2.5%
SBM Offshore NV ..................................... Netherlands 1,373,635 21,610,159
Food & Staples Retailing 1.7%
Sundrug Co. Ltd. ...................................... Japan 500,600 14,871,014
Health Care Providers & Services 1.2%
Fresenius Medical Care AG & Co. KGaA .................... Germany 307,868 10,055,283
Household Durables 2.1%
Barratt Developments plc ............................... United Kingdom 886,698 4,234,958
Persimmon plc ....................................... United Kingdom 281,124 4,121,846
Sony Group Corp. ..................................... Japan 134,100 10,217,816
18,574,620
Industrial Conglomerates 3.8%
CK Hutchison Holdings Ltd. .............................. United Kingdom 2,446,500 14,656,807
Hitachi Ltd. .......................................... Japan 369,700 18,595,552
33,252,359
Insurance 4.1%
AIA Group Ltd. ....................................... Hong Kong 1,957,400 21,616,612

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Foreign VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Prudential plc ........................................ Hong Kong 1,013,664 $ 13,821,035
35,437,647
Interactive Media & Services 0.3%
a
Baidu, Inc., ADR ...................................... China 23,330 2,668,485
Internet & Direct Marketing Retail 5.3%
a
Alibaba Group Holding Ltd. .............................. China 1,688,400 18,526,904
a,c
Just Eat Takeaway.com NV, 144A, Reg S ................... United Kingdom 343,051 7,301,339
Prosus NV .......................................... China 282,962 19,535,758
45,364,001
Machinery 1.3%
Komatsu Ltd. ........................................ Japan 352,800 7,622,850
Toyota Industries Corp. ................................. Japan 62,400 3,388,762
11,011,612
Media 0.5%
TBS Holdings, Inc. .................................... Japan 371,900 4,313,223
Metals & Mining 3.3%
Sumitomo Metal Mining Co. Ltd. .......................... Japan 429,200 15,076,428
Wheaton Precious Metals Corp. .......................... Brazil 341,800 13,353,929
28,430,357
Multiline Retail 0.9%
Seria Co. Ltd. ........................................ Japan 348,800 7,621,178
Multi-Utilities 1.4%
E.ON SE ............................................ Germany 1,204,124 11,970,852
Oil, Gas & Consumable Fuels 11.9%
BP plc .............................................. United Kingdom 8,271,167 47,722,177
Galp Energia SGPS SA, B .............................. Portugal 953,415 12,861,575
Shell plc ............................................ Netherlands 1,499,276 42,264,067
102,847,819
Pharmaceuticals 5.2%
AstraZeneca plc ...................................... United Kingdom 163,789 22,162,909
Bayer AG ........................................... Germany 447,746 23,044,456
45,207,365
Professional Services 2.0%
Adecco Group AG ..................................... Switzerland 517,678 17,028,024
Semiconductors & Semiconductor Equipment 6.8%
Infineon Technologies AG ............................... Germany 520,371 15,814,338
NXP Semiconductors NV ............................... China 103,001 16,277,248
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 1,864,000 27,075,700
59,167,286
Technology Hardware, Storage & Peripherals 3.8%
Samsung Electronics Co. Ltd. ............................ South Korea 741,212 32,671,006
Tobacco 2.3%
Imperial Brands plc .................................... United Kingdom 798,682 19,895,255
Total Common Stocks (Cost $785,577,791) .....................................
827,834,960

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Foreign VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page TF- 27 .
Short Term Investments 5.3%
a a
Country Shares
a
Value
a a a
Money Market Funds 4.1%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .... United States 35,603,799 $ 35,603,799
Total Money Market Funds (Cost $35,603,799) ..................................
35,603,799
a a a
f
Investments from Cash Collateral Received for
Loaned Securities 1.2%
Money Market Funds 1.2%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .... United States 10,342,950 10,342,950
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $10,342,950) ...........................................................
10,342,950
Total Short Term Investments (Cost $45,946,749 ) ................................
45,946,749
a
Total Investments (Cost $831,524,540) 101.2% ..................................
$873,781,709
Other Assets, less Liabilities (1.2)% ...........................................
(10,520,908)
Net Assets 100.0% ...........................................................
$863,260,801
a
Non-income producing.
b
A portion or all of the security is on loan at December 31, 2022. See Note 1(c).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the aggregate value of these securities was $19,140,192, representing 2.2% of net assets.
d
See Note 3(e) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(c) regarding securities on loan.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2022
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Foreign VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $785,577,791
Cost - Non-controlled affiliates (Not e 3e) ........................................................ 45,946,749
Value - Unaffiliated issuers (Includes securities loaned of $10,476,860) ................................. $827,834,960
Value - Non-controlled affiliates (Not e 3e) ....................................................... 45,946,749
Foreign currency, at value (cost $2) ............................................................. 2
Receivables:
Capital shares sold ........................................................................ 55,440
Dividends ............................................................................... 3,211,473
Total assets .......................................................................... 877,048,624
Liabilities:
Payables:
Capital shares redeemed ................................................................... 1,489,361
Management fees ......................................................................... 575,786
Distribution fees .......................................................................... 171,985
Trustees' fees and expenses ................................................................. 1,148
Payable upon return of securities loaned (Note 1 c ) .................................................. 10,342,950
Deferred tax ............................................................................... 956,889
Accrued expenses and other liabilities ........................................................... 249,704
Total liabilities ......................................................................... 13,787,823
Net assets, at value ................................................................. $863,260,801
Net assets consist of:
Paid-in capital ............................................................................. $823,661,982
Total distributable earnings (losses) ............................................................. 39,598,819
Net assets, at value ................................................................. $863,260,801
Templeton
Foreign VIP
Fund
Class 1:
Net assets, at value ....................................................................... $95,961,137
Shares outstanding ........................................................................ 7,716,653
Net asset value and maximum offering price per share ............................................. $12.44
Class 2:
Net assets, at value ....................................................................... $691,189,225
Shares outstanding ........................................................................ 56,802,572
Net asset value and maximum offering price per share ............................................. $12.17
Class 4:
Net assets, at value ....................................................................... $76,110,439
Shares outstanding ........................................................................ 6,127,417
Net asset value and maximum offering price per share ............................................. $12.42

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2022
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Foreign VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $2,660,921)
Unaffiliated issuers ........................................................................ $26,201,394
Non-controlled affiliates (Not e 3e) ............................................................. 580,771
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 143,412
Non-controlled affiliates (Note 3 e ) ............................................................. 83,781
Other income (Note 1 d ) ...................................................................... 1,917,973
Total investment income ................................................................... 28,927,331
Expenses:
Management fees (Note 3 a ) ................................................................... 7,282,249
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 1,817,867
    Class 4 ................................................................................ 280,377
Custodian fees ............................................................................. 62,539
Reports to shareholders fees .................................................................. (325,120)
Professional fees ........................................................................... 113,846
Trustees' fees and expenses .................................................................. 11,215
Other .................................................................................... 47,529
Total expenses ......................................................................... 9,290,502
Expenses waived/paid by affiliates (Not e 3e) ................................................... (161,027)
Net expenses ......................................................................... 9,129,475
Net investment income ................................................................ 19,797,856
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 31,792,258
Foreign currency transactions ................................................................ (1,389,760)
Net realized gain (loss) .................................................................. 30,402,498
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (126,742,439)
Translation of other assets and liabilities denominated in foreign currencies .............................. 403,877
Change in deferred taxes on unrealized appreciation ............................................... (25,372)
Net change in unrealized appreciation (depreciation) ............................................ (126,363,934)
Net realized and unrealized gain (loss) ............................................................ (95,961,436)
Net increase (decrease) in net assets resulting from operations .......................................... $(76,163,580)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton Foreign VIP Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $19,797,856 $17,241,459
Net realized gain (loss) ................................................. 30,402,498 91,630,813
Net change in unrealized appreciation (depreciation) ........................... (126,363,934) (43,910,316)
Net increase (decrease) in net assets resulting from operations ................ (76,163,580) 64,961,956
Distributions to shareholders:
Class 1 ............................................................. (3,306,920) (2,381,077)
Class 2 ............................................................. (22,029,270) (19,729,840)
Class 4 ............................................................. (2,305,506) (1,653,598)
Total distributions to shareholders .......................................... (27,641,696) (23,764,515)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (7,175,125) (1,488,235)
Class 2 ............................................................. (56,332,575) (289,098,586)
Class 4 ............................................................. (6,447,529) (17,919,519)
Total capital share transactions ............................................ (69,955,229) (308,506,340)
Net increase (decrease) in net assets ................................... (173,760,505) (267,308,899)
Net assets:
Beginning of year ....................................................... 1,037,021,306 1,304,330,205
End of year ........................................................... $863,260,801 $1,037,021,306

Franklin Templeton Variable Insurance Products Trust

Annual Report
Notes to Financial Statements
Templeton Foreign VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Templeton Foreign VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Foreign VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally at December 31,
2022, the Fund held $432,782 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund’s custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Foreign VIP Fund
(continued)
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Foreign VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
Effective May 1, 2022, the Fund pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 253,851 $3,273,959 442,846 $6,305,829
Shares issued in reinvestment of distributions .......... 269,293 3,306,920 158,422 2,381,077
Shares redeemed ............................... (1,050,471) (13,756,004) (708,094) (10,175,141)
Net increase (decrease) .......................... (527,327) $(7,175,125) (106,826) $(1,488,235)
Class 2 Shares:
Shares sold ................................... 4,481,562 $54,164,598 5,248,565 $73,689,135
Shares issued in reinvestment of distributions .......... 1,829,648 22,028,963 1,341,254 19,729,840
Shares redeemed ............................... (10,651,921) (132,526,136) (27,124,178) (382,517,561)
Net increase (decrease) .......................... (4,340,711) $(56,332,575) (20,534,359) $(289,098,586)
Class 4 Shares:
Shares sold ................................... 624,717 $7,436,044 677,401 $9,654,639
Shares issued in reinvestment of distributions .......... 187,592 2,305,506 110,093 1,653,598
Shares redeemed ............................... (1,277,852) (16,189,079) (2,037,261) (29,227,756)
Net increase (decrease) .......................... (465,543) $(6,447,529) (1,249,767) $(17,919,519)
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.800% Up to and including $700 million
0.775% Over $700 million, up to and including $1.2 billion
0.675% In excess of $1.2 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Foreign VIP Fund
(continued)
Prior to May 1, 2022, the Fund paid an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2022, the gross effective investment management fee rate was 0.803% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Fund. The fee is paid by TIC based on the
Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2022, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.900% Up to and including $200 million
0.810% Over $200 million, up to and including $700 million
0.775% Over $700 million, up to and including $1.2 billion
0.750% Over $1.2 billion, up to and including $1.3 billion
0.675% Over $1.3 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% In excess of $20 billion
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Foreign VIP Fund
(continued)
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
For tax purposes, capital losses may be carried over to offset future capital gains. During the year ended December 31, 2022, the Fund utilized $31,799,014 of capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2022 and 2021, was as follows:
At December 31, 2022, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $ 50,936,475 $ 183,616,106 $ (198,948,782) $ — $ — $ 35,603,799 35,603,799 $ 580,771
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $192,332 $237,178,901 $(227,028,283) $— $— $10,342,950 10,342,950 $83,781
Total Affiliated Securities ... $51,128,807 $420,795,007 $(425,977,065) $— $— $45,946,749 $664,552
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ 17,565,020
2022 2021
Distributions paid from:
Ordinary income .......................................................... $27,641,696 $23,764,515
Cost of investments .......................................................................... $841,692,010
Unrealized appreciation ........................................................................ $174,692,897
Unrealized depreciation ........................................................................ (142,603,198)
Net unrealized appreciation (depreciation) .......................................................... $32,089,699
Distributable earnings:
Undistributed ordinary income ................................................................... $26,048,766
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Foreign VIP Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales, foreign currency transactions and passive foreign investment company shares.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2022, aggregated
$166,645,653 and $215,484,604, respectively.
At December 31, 2022, in connection with securities lending transactions, the Fund loaned equity investments and received
$10,342,950 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
4. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Foreign VIP Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the  Statement of Operations. During the year ended December 31, 2022, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 34,431,942 $ — $ 34,431,942
Auto Components ...................... — 40,358,818 — 40,358,818
Automobiles .......................... — 39,936,840 — 39,936,840
Banks ............................... 18,367,598 114,696,970 — 133,064,568
Chemicals ........................... — 11,838,853 — 11,838,853
Construction Materials .................. — 12,706,096 — 12,706,096
Diversified Financial Services ............. — 33,500,298 — 33,500,298
Energy Equipment & Services ............. — 21,610,159 — 21,610,159
Food & Staples Retailing ................. — 14,871,014 — 14,871,014
Health Care Providers & Services .......... — 10,055,283 — 10,055,283
Household Durables .................... — 18,574,620 — 18,574,620
Industrial Conglomerates ................ — 33,252,359 — 33,252,359
Insurance ............................ — 35,437,647 — 35,437,647
Interactive Media & Services .............. 2,668,485 — — 2,668,485
Internet & Direct Marketing Retail .......... — 45,364,001 — 45,364,001
Machinery ............................ — 11,011,612 — 11,011,612
Media ............................... — 4,313,223 — 4,313,223
Metals & Mining ....................... 13,353,929 15,076,428 — 28,430,357
Multiline Retail ........................ — 7,621,178 — 7,621,178
Multi-Utilities .......................... — 11,970,852 — 11,970,852
Oil, Gas & Consumable Fuels ............. — 102,847,819 — 102,847,819
Pharmaceuticals ....................... — 45,207,365 — 45,207,365
Professional Services ................... — 17,028,024 — 17,028,024
Semiconductors & Semiconductor Equipment . 16,277,248 42,890,038 — 59,167,286
Technology Hardware, Storage & Peripherals . — 32,671,006 — 32,671,006
Tobacco ............................. — 19,895,255 — 19,895,255
Short Term Investments ................... 45,946,749 — — 45,946,749
Total Investments in Securities ........... $96,614,009 $777,167,700
a
$— $873,781,709
9. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Foreign VIP Fund
(continued)
11. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
a
Includes foreign securities valued at $777,167,700, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm

Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Templeton Foreign VIP
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Foreign VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)

Annual Report
Templeton Foreign VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2022:
Amount Reported
Foreign Taxes Paid $2,232,120
Foreign Source Income Earned $35,460,512

TGB-1
Annual Report
Templeton Global Bond VIP Fund
This annual report for Templeton Global Bond VIP Fund covers the fiscal year ended December 31, 202 2 .
Class 1 Performance Summary as of December 31, 202 2
Average annual total return of Class 1 shares* represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
*Gross expenses are the Fund’s total annual operating expenses and are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/23 without Board consent.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
–
1
1-Year -4.85%
5-Year -2.08%
10-Year -0.54%

TGB-2
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/12– 12/31/22 )
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance* is compared to the performance of the JP
Morgan (JPM) Global Government Bond Index (GGBI) and FTSE World Government Bond Index (WGBI). One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Important Notes to Performance
Information preceding the Fund Summaries.
**Source: FactSet. Please see Index Descriptions following the Fund Summaries.

TGB-3
Annual Report
Templeton Global Bond VIP Fund
Fund Goal and Main Investments
The Fund seeks high current income, consistent with
preservation of capital. Capital appreciation is a secondary consideration. Under normal market conditions, the Fund
invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions,
may heighten risks and adversely affect performance.
Derivatives, including currency management strategies,
involve costs and can create economic leverage in the
portfolio which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds
the Fund's initial investment. The Fund may not achieve
the anticipated benefits, and may realize losses when a
counterparty fails to perform as promised. The markets for
particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse
impact on the security's value and on the Fund's ability to
sell such securities when necessary to meet the Fund's
liquidity needs or in response to a specific market event.
Foreign securities involve special risks, including currency fluctuations (which may be significant over the short term)
and economic and political uncertainties; investments in
emerging markets involve heightened risks related to the
same factors. Sovereign debt securities are subject to
various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt,
or otherwise meet its obligations when due. Investments
in lower-rated bonds include higher risk of default and loss of principal. Bond prices generally move in the opposite
direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund's share price may decline. Changes in the financial strength of a bond issuer or in a bond's credit rating may affect its value. The manager’s portfolio selection strategy is not solely based on ESG
considerations, and therefore the issuers in which the Fund
invests may not be considered ESG-focused companies.
Integrating ESG considerations into the investment process
is not a guarantee that better performance will be achieved.
The Fund is actively managed but there is no guarantee that
the manager’s investment decisions will produce the desired
results. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. For comparison, the J.P. Morgan
Global Government Bond Index posted a -17.31% total
return, and the FTSE World Government Bond Index posted
a -18.26% total return for the same period.
1
Economic and Market Overview
Over the 12-month period ending December 31, 2022, as
prospects were improving for the global economy, which
was emerging from the worst of the pandemic slowdown,
Russia invaded Ukraine, precipitating a war, in late
February 2022. The dominant themes of the year under
review—high inflation, tighter monetary policy, rising bond
yields, a stronger U.S. dollar (USD), and weakening global
growth—were thus in the shadow of (and in some instances
exacerbated by) the war.
Inflation rates pushed higher over the year, with energy and food prices, after Russia’s invasion of Ukraine, a significant impetus. Inflation across many countries showed similar
patterns, whereby the upcycle was spurred by these factors
and then spread wider into core measures, often reaching a
multi-decade or multi-year high along the way, while headline
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Templeton Global Bond VIP Fund
TGB-4
Annual Report
inflation started to peak and recede nearer year-end as the
effects of the food and energy price spikes dissipated.
Sovereign bond yields rose sharply over most of the year on
the combination of the withdrawal of direct market support
from central banks, rising inflation, rising policy rates,
and increasingly hawkish central bank commentary. U.S.
Treasury (UST) and other bond yields surged to multi-year
highs during the period, but a number of markets saw bond
yields end the year below their peaks.
The USD gained significantly against almost all other
currencies in 2022, supported by hawkish U.S. Federal
Reserve (Fed) policy, and growth differentials were in favor of the U.S. (as U.S. growth benefited from post-pandemic
reopening/normalization), while continued COVID-19
lockdowns disadvantaged Asian growth and the war affected
growth in Europe, amid continued geopolitical concerns. As
some of these factors started to moderate towards year-end,
the USD slid off its highs of 2022, while still ending the year
8.2% stronger, according to the U.S. Dollar Index (DXY),
than where it began.
Investment Strategy
We invest selectively in bonds around the world based upon
our assessment of changing market, political and economic
conditions. While seeking opportunities, we monitor various
factors including changes in interest rates, currency
exchange rates and credit risks. We seek to manage the
Fund’s exposure to various currencies and regularly enter
into various currency-related derivative instruments, such
as currency and cross-currency forwards, currency and
currency index futures contracts and currency options.
Manager’s Discussion
In bonds, we continued to maintain low portfolio duration,
while aiming at a high overall portfolio yield by holding what we believe to be compelling risk-adjusted yields in various
local-currency bond markets, specifically in countries with
resilient economies and strong trade dynamics. We were
significantly underweight developed market duration in the
U.S. and the euro area (less so later in the year), with a
preference for the higher yields available in select emerging market local-currency bonds, notably including Indonesia,
India, Thailand, Brazil, and Colombia.
At the beginning of the period, the Fund held overweight
positions in specific currencies against the USD and the
euro. In Asia, we held notable exposures to the South
Korean won, Chinese yuan, Indonesian rupiah, Indian rupee
and Singapore dollar, while holding an underweight in the
Japanese yen. We closed our exposure to the Japanese
yen in March 2022, primarily due to expected depreciation
pressures on the currency from widening rate differentials
with the U.S. During the third quarter 2022, after it had
subsequently weakened significantly, we re-established
a position in the Japanese yen, and reduced exposure in
the Chinese yuan, Indonesian rupiah and Singapore dollar.
We added to the yen position in the fourth quarter 2022. In
April 2022, we had exited our underweight position in the
Australian dollar which had been used to hedge against
emerging market beta risks, as we anticipated rising
commodity prices to support the currency.
In EMEA (Europe, Middle East and Africa), the Fund initially held overweight positions in the Norwegian krone and the
Swedish krona against the euro. We added a position in
the British pound against the euro in April 2022. We closed
the Swedish krona position in the third quarter 2022 and
exited our British pound position in the fourth quarter 2022.
We reduced our short in the euro during the third and fourth quarters, given that the currency had already weakened
significantly. We also reduced our Ghanaian cedi exposure
in the fourth quarter 2022.
In the Americas, we started the period holding long
exposures to the Brazilian real, Colombian peso, Chilean
peso and Argentine peso against the USD, and long
exposure to the Canadian dollar against the euro. During the fourth quarter 2022, we closed our position in the Argentine peso. During the third quarter 2022, we reduced our bond
exposure in Mexico but took on a new position during the
fourth quarter. We added to and extended duration in our
Colombian peso position, and also extended duration in
Brazil during the fourth quarter 2022.
During the period, we used currency forwards and currency
options to actively manage currency exposures, as well as
using interest-rate swaps to manage duration risk.
Over the period, the Fund’s negative absolute performance
was primarily due to currency positions. Interest-rate
strategies and sovereign credit exposures had a neutral
Geographic Composition
12/31/22
% of Total
Net Assets
Asia 30.0%
North America 22.5%
Latin America & Caribbean 9.1%
Europe 4.2%
Other 0.8%
Short-Term Investments & Other Net Assets 33.4%

Templeton Global Bond VIP Fund
TGB-5
Annual Report
effect. Among currencies, positions in the South Korean won,
Indonesian rupiah, Chinese yuan, Indian rupee, Colombian
peso, Argentine peso and Ghanaian cedi detracted from
absolute performance. However, the Fund’s position in
the euro (net negative for much of the period) and tactical
positioning in the Japanese yen were positive contributors to absolute results. The Fund’s position in USTs detracted from absolute results, while its duration exposures in Argentina
and Brazil contributed.
On a relative basis, during the period under review, the
Fund’s performance fared better than that of its benchmark
index primarily due to interest-rate strategies, followed by currency positions. Sovereign credit exposures had a largely neutral effect on relative results. The Fund maintained
duration exposures primarily in select emerging markets.
A lack of duration exposure in the euro area contributed
to relative performance, as did underweighted duration
exposures in the U.S., the U.K. and Japan. Overweighted
duration exposures in Argentina and Brazil also contributed
to relative results. Among currencies, tactical positioning
in the Japanese yen contributed to relative performance,
as did the Fund’s underweighted exposure to the euro and
its overweighted position in the Brazilian real. However,
overweighted positions in the Colombian peso, Argentine
peso, Indonesian rupiah, South Korean won, Chinese yuan,
Indian rupee and Ghanaian cedi detracted from relative
results.
Thank you for your participation in Templeton Global Bond
VIP Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Templeton Global Bond VIP Fund
TGB-6
Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,011.50 $2.37 $1,022.85 $2.38 0.47%

TGB-7
Annual Report
GOF VIP P1 P2 P4 P5 12/22
SUPPLEMENT DATED DECEMBER 23, 2022
TO THE CURRENTLY EFFECTIVE PROSPECTUSES
OF EACH FUND LISTED BELOW
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
I. For Franklin Allocation VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Income VIP Fund, Franklin Strategic Income
VIP Fund and Franklin VolSmart Allocation VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered ESG-
focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-
term performance, there is no guarantee that such results will be achieved.
II. For Franklin Dynatech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin
Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Templeton Developing Markets VIP Fund, Templeton
Global Bond VIP Fund, Templeton Foreign VIP Fund and Templeton Growth VIP Fund, the “ESG Considerations” risk in the
“Fund Details – Principal Risks” section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered
ESG-focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect

TGB-8
Annual Report
Please keep this supplement with your prospectus for future reference.
the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. In certain circumstances, there may be times when not every investment is assessed for ESG factors and, when they are, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.
III. For Franklin U.S. Government Securities VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
Social and Governance Considerations
Social and/or governance considerations are not the only factors considered by the investment manager and may not be a determinative factor in the investment manager’s selection of securities for the Fund. In addition, the investment manager may not be able to give such considerations meaningful weight if the availability of appropriate securities for the
Fund’s portfolio is limited. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of certain investments may differ from that of investors, third party service providers, such as ratings providers, or other funds. While the investment manager views social and governance considerations as having the potential to contribute to the Fund’s performance, there is no guarantee that such results will be achieved.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report
TGB-9
e
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.82 $14.49 $16.63 $17.54 $17.17
Income from investment operations
a
:
Net investment income
b
......................... 0.47 0.48 0.52 0.89 0.88
Net realized and unrealized gains (losses) ........... (1.14) (1.15) (1.31) (0.54) (0.51)
Total from investment operations .................... (0.67) (0.67) (0.79) 0.35 0.37
Less distributions from:
Net investment income and net foreign currency gains .. — — (1.35) (1.26) —
Tax return of capital ............................ — — (—)
c
— —
Total distributions ............................... — — (1.35) (1.26) —
Net asset value, end of year ....................... $13.15 $13.82 $14.49 $16.63 $17.54
Total return
d
................................... (4.85)% (4.62)% (4.73)% 1.89% 2.15%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.50% 0.51% 0.51% 0.53% 0.56%
Expenses net of waiver and payments by affiliates ....... 0.48% 0.50% 0.46% 0.44% 0.47%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.48%
e
0.50%
e
0.45% 0.42% 0.45%
Net investment income ........................... 3.56% 3.42% 3.43% 5.22% 5.09%
Supplemental data
Net assets, end of year (000’s) ..................... $153,423 $204,318 $224,704 $322,794 $285,046
Portfolio turnover rate ............................ 14.78% 27.65% 52.84% 22.58% 18.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
TGB-10
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.13 $13.82 $15.91 $16.83 $16.51
Income from investment operations
a
:
Net investment income
b
......................... 0.41 0.43 0.46 0.82 0.81
Net realized and unrealized gains (losses) ........... (1.07) (1.12) (1.24) (0.53) (0.49)
Total from investment operations .................... (0.66) (0.69) (0.78) 0.29 0.32
Less distributions from:
Net investment income and net foreign currency gains .. — — (1.31) (1.21) —
Tax return of capital ............................ — — (—)
c
— —
Total distributions ............................... — — (1.31) (1.21) —
Net asset value, end of year ....................... $12.47 $13.13 $13.82 $15.91 $16.83
Total return
d
................................... (4.95)% (4.99)% (4.92)% 1.63% 1.94%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.75% 0.76% 0.75% 0.78% 0.81%
Expenses net of waiver and payments by affiliates ....... 0.73% 0.75% 0.71% 0.69% 0.72%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.73%
e
0.75%
e
0.70% 0.67% 0.70%
Net investment income ........................... 3.31% 3.17% 3.16% 4.97% 4.84%
Supplemental data
Net assets, end of year (000’s) ..................... $1,527,997 $1,859,619 $2,022,487 $2,389,610 $2,544,900
Portfolio turnover rate ............................ 14.78% 27.65% 52.84% 22.58% 18.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
TGB-11
a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.46 $14.17 $16.27 $17.19 $16.88
Income from investment operations
a
:
Net investment income
b
......................... 0.41 0.42 0.46 0.82 0.81
Net realized and unrealized gains (losses) ........... (1.10) (1.13) (1.27) (0.55) (0.50)
Total from investment operations .................... (0.69) (0.71) (0.81) 0.27 0.31
Less distributions from:
Net investment income and net foreign currency gains .. — — (1.29) (1.19) —
Tax return of capital ............................ — — (—)
c
— —
Total distributions ............................... — — (1.29) (1.19) —
Net asset value, end of year ....................... $12.77 $13.46 $14.17 $16.27 $17.19
Total return
d
................................... (5.13)% (5.01)% (5.00)% 1.48% 1.84%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.85% 0.86% 0.85% 0.88% 0.91%
Expenses net of waiver and payments by affiliates ....... 0.83% 0.85% 0.81% 0.79% 0.82%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.83%
e
0.85%
e
0.80% 0.77% 0.80%
Net investment income ........................... 3.21% 3.07% 3.06% 4.87% 4.74%
Supplemental data
Net assets, end of year (000’s) ..................... $55,577 $71,454 $76,771 $90,272 $94,312
Portfolio turnover rate ............................ 14.78% 27.65% 52.84% 22.58% 18.22%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2022
Templeton Global Bond VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.
TGB-12
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 44.1%
Brazil 2.9%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 233,800,000 BRL $ 40,947,433
10%, 1/01/31 .................. 51,840,000 BRL 8,592,535
49,539,968
Colombia 4.5%
Colombia Government Bond ,
Senior Bond, 4.375%, 3/21/23 ..... 362,000,000 COP 73,365
Senior Bond, 9.85%, 6/28/27 ...... 576,000,000 COP 105,220
Colombia Titulos de Tesoreria ,
B, 10%, 7/24/24 ................ 60,059,300,000 COP 12,071,978
B, 6.25%, 11/26/25 .............. 82,468,000,000 COP 14,578,675
B, 7.5%, 8/26/26 ............... 134,196,600,000 COP 23,685,787
B, 5.75%, 11/03/27 .............. 55,276,000,000 COP 8,648,731
B, 6%, 4/28/28 ................. 49,809,600,000 COP 7,689,268
B, 7.75%, 9/18/30 .............. 37,868,000,000 COP 5,889,108
a
B, 7%, 3/26/31 ................. 17,210,500,000 COP 2,514,466
B, 7%, 6/30/32 ................. 24,227,000,000 COP 3,409,655
B, 6.25%, 7/09/36 .............. 2,311,000,000 COP 275,676
78,941,929
Ghana 0.8%
Ghana Government Bond ,
16.5%, 2/06/23 ................ 7,700,000 GHS 760,250
19%, 9/18/23 .................. 150,000 GHS 13,280
18.85%, 9/28/23 ................ 21,190,000 GHS 1,864,950
19.25%, 11/27/23 ............... 1,350,000 GHS 115,822
19.25%, 12/18/23 ............... 110,000 GHS 9,350
17.7%, 3/18/24 ................ 1,080,000 GHS 86,271
19.75%, 3/25/24 ................ 26,840,000 GHS 2,184,724
18.3%, 3/02/26 ................ 690,000 GHS 40,676
19%, 11/02/26 ................. 80,510,000 GHS 4,490,243
19.75%, 3/15/32 ................ 80,510,000 GHS 3,414,607
Senior Note, 18.5%, 1/02/23 ...... 70,000 GHS 7,007
Senior Note, 20.75%, 1/16/23 ...... 120,000 GHS 12,007
Senior Note, 17.6%, 2/20/23 ...... 3,310,000 GHS 324,564
Senior Note, 17.25%, 7/31/23 ...... 210,000 GHS 18,897
13,342,648
India 4.3%
India Government Bond ,
8.83%, 11/25/23 ................ 858,100,000 INR 10,555,071
8.2%, 9/24/25 ................. 297,100,000 INR 3,680,335
7.59%, 1/11/26 ................. 1,629,000,000 INR 19,925,323
7.27%, 4/08/26 ................ 214,000,000 INR 2,594,448
Senior Bond, 5.77%, 8/03/30 ...... 526,000,000 INR 5,795,987
Senior Note, 5.22%, 6/15/25 ...... 313,000,000 INR 3,630,285
Senior Note, 5.15%, 11/09/25 ...... 2,459,900,000 INR 28,236,475
74,417,924
Indonesia 8.0%
Indonesia Government Bond ,
FR40, 11%, 9/15/25 ............. 46,856,000,000 IDR 3,358,647
FR46, 9.5%, 7/15/23 ............ 113,970,000,000 IDR 7,489,828
FR81, 6.5%, 6/15/25 ............ 599,166,000,000 IDR 38,872,128

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Global Bond VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
TGB-13
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Indonesia (continued)
Indonesia Government Bond,
(continued)
FR86, 5.5%, 4/15/26 ............ 1,421,313,000,000 IDR $ 89,565,316
139,285,919
Mexico 1.7%
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 502,500,000 MXN 23,066,734
M 20, Senior Bond, 8.5%, 5/31/29 .. 114,900,000 MXN 5,738,706
28,805,440
Norway 4.2%
b
Norway Government Bond ,
Senior Bond, 144A, Reg S, 2%,
5/24/23 ...................... 315,007,000 NOK 32,013,469
Senior Bond, 144A, Reg S, 3%,
3/14/24 ...................... 265,052,000 NOK 27,006,155
Senior Bond, 144A, Reg S, 1.75%,
3/13/25 ...................... 89,312,000 NOK 8,861,384
Senior Bond, 144A, Reg S, 1.5%,
2/19/26 ...................... 52,969,000 NOK 5,158,163
73,039,171
South Korea 14.8%
Korea Monetary Stabilization Bond,
Senior Note, 0.905%, 4/02/23 ...... 59,690,000,000 KRW 47,099,971
Korea Treasury Bonds ,
2.25%, 9/10/23 ................ 88,312,000,000 KRW 69,427,589
0.875%, 12/10/23 ............... 22,287,000,000 KRW 17,229,270
1.875%, 3/10/24 ................ 33,811,000,000 KRW 26,279,369
1.375%, 9/10/24 ................ 75,881,910,000 KRW 57,953,174
3%, 9/10/24 ................... 18,500,000,000 KRW 14,515,107
Senior Note, 1.75%, 9/10/26 ...... 34,133,000,000 KRW 25,232,412
257,736,892
Thailand 2.9%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 745,020,000 THB 21,262,729
1%, 6/17/27 ................... 570,140,000 THB 15,818,331
Senior Note, 0.66%, 11/22/23 ...... 481,230,000 THB 13,820,091
50,901,151
Total Foreign Government and Agency Securities (Cost $914,798,445) ............
766,011,042
U.S. Government and Agency Securities 22.5%
United States 22.5%
U.S. Treasury Notes ,
1.5%, 10/31/24 ................ 49,660,000 47,059,639
1.5%, 11/30/24 ................. 50,420,000 47,719,773
1.75%, 12/31/24 ................ 22,672,000 21,524,230
2%, 2/15/25 ................... 49,140,000 46,767,459
2.125%, 5/15/25 ................ 58,760,000 55,856,430
2.875%, 5/31/25 ................ 76,680,000 74,148,961
2.625%, 12/31/25 ............... 44,803,000 42,853,370
1.625%, 2/15/26 ................ 24,220,000 22,407,284

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Global Bond VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
TGB-14
a a Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities
(continued)
United States (continued)
U.S. Treasury Notes, (continued)
2.125%, 5/31/26 ................ 11,063,000 $ 10,354,277
1.625%, 10/31/26 ............... 24,220,000 22,113,049
390,804,472
Total U.S. Government and Agency Securities (Cost $419,788,367) ................
390,804,472
Total Long Term Investments (Cost $1,334,586,812) .............................
1,156,815,514
Short Term Investments 31.1%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 22.2%
Brazil 6.9%
c
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 58,010,000 BRL 9,686,791
7/01/24 ...................... 190,140,000 BRL 30,000,223
1/01/25 ...................... 539,800,000 BRL 80,429,114
120,116,128
Japan 11.1%
c
Japan Treasury Bills ,
1/25/23 ...................... 3,079,000,000 JPY 23,455,396
2/27/23 ...................... 7,158,100,000 JPY 54,538,859
5/10/23 ...................... 7,176,000,000 JPY 54,689,689
9/20/23 ...................... 7,869,100,000 JPY 59,981,695
192,665,639
Singapore 4.2%
c
Singapore Treasury Bills ,
1/24/23 ...................... 45,410,000 SGD 33,817,021
5/30/23 ...................... 52,270,000 SGD 38,345,545
72,162,566
Total Foreign Government and Agency Securities (Cost $378,786,097) ............
384,944,333
Shares
Money Market Funds 8.9%
United States 8.9%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 3.782% ......... 154,512,860 154,512,860
Total Money Market Funds (Cost $154,512,860) .................................
154,512,860
a a a a a
Total Short Term Investments (Cost $533,298,957 ) ...............................
539,457,193
a a a
Total Investments (Cost $1,867,885,769) 97.7% ..................................
$1,696,272,707
Other Assets, less Liabilities 2.3% .............................................
40,724,716
Net Assets 100.0% ...........................................................
$1,736,997,423
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Global Bond VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report
TGB-15
At December 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1(d) .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
A portion or all of the security purchased on a delayed delivery basis. See Note 1 (c) .
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the aggregate value of these securities was $73,039,171, representing 4.2% of net assets.
c
The security was issued on a discount basis with no stated coupon rate.
d
See Note 3(e) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chinese Yuan ...... CITI Buy 125,329,450 18,699,469 1/11/23 $ — $ (579,550)
Euro ............. HSBK Buy 10,540,000 10,969,326 1/11/23 318,689 —
Euro ............. HSBK Sell 10,540,000 10,367,249 1/11/23 — (920,767)
Indian Rupee ...... HSBK Buy 241,380,400 2,996,132 1/11/23 — (80,035)
Indian Rupee ...... JPHQ Buy 266,347,200 3,229,860 1/11/23 — (12,141)
South Korean Won .. MSCO Buy 69,910,000,000 53,354,194 1/17/23 2,175,669 —
South Korean Won .. JPHQ Buy 16,905,000,000 12,963,036 1/18/23 464,893 —
Euro ............. DBAB Sell 9,770,816 104,016,200 SEK 1/19/23 — (493,852)
Swedish Krona ..... DBAB Sell 104,016,200 9,841,893 EUR 1/19/23 570,019 —
Chilean Peso ...... GSCO Buy 3,510,200,000 3,648,857 1/20/23 480,086 —
Chilean Peso ...... JPHQ Buy 3,325,445,264 3,370,099 1/24/23 539,338 —
Euro ............. BZWS Buy 18,568,000 19,561,722 1/25/23 345,178 —
Euro ............. BZWS Sell 18,568,000 18,413,514 1/25/23 — (1,493,386)
Euro ............. DBAB Buy 24,397,000 25,664,446 1/25/23 491,772 —
Euro ............. DBAB Sell 24,397,000 26,885,584 1/25/23 729,367 —
South Korean Won .. CITI Buy 8,470,100,000 6,497,469 1/25/23 231,170 —
Euro ............. MSCO Sell 65,094,973 677,628,900 NOK 1/27/23 — (566,043)
Canadian Dollar .... HSBK Buy 89,690,000 66,955,738 2/03/23 — (702,737)
Canadian Dollar .... HSBK Sell 89,690,000 64,107,855 EUR 2/03/23 2,524,467 —
Euro ............. HSBK Sell 69,094,565 91,488,460 CAD 2/03/23 — (6,545,907)
Euro ............. MSCO Buy 7,875,000 8,315,197 2/06/23 135,072 —
Euro ............. MSCO Sell 28,424,500 29,364,271 2/06/23 — (1,136,637)
Chilean Peso ...... JPHQ Buy 5,487,100,000 6,127,757 2/09/23 307,947 —
Euro ............. JPHQ Sell 2,406,810 25,140,000 SEK 2/13/23 — (168,987)
Swedish Krona ..... JPHQ Sell 25,140,000 2,391,598 EUR 2/13/23 152,656 —
Indian Rupee ...... HSBK Buy 242,055,750 2,893,604 2/14/23 25,236 —
Chilean Peso ...... JPHQ Buy 3,325,454,736 3,865,235 2/15/23 31,490 —
Chilean Peso ...... GSCO Buy 8,834,202,936 9,667,545 2/21/23 674,612 —
Chilean Peso ...... MSCO Buy 6,390,810,000 6,983,347 2/21/23 498,342 —
Japanese Yen ...... BOFA Buy 4,218,690,870 30,537,031 2/22/23 1,813,055 —
Chilean Peso ...... GSCO Buy 2,307,250,000 2,731,767 3/07/23 — (36,682)
Chinese Yuan ...... BOFA Buy 208,726,460 30,272,148 3/07/23 35,907 —
Chilean Peso ...... GSCO Buy 11,671,960,973 13,004,970 3/15/23 609,532 —
Chinese Yuan ...... JPHQ Buy 109,163,880 15,817,414 3/15/23 43,069 —
Euro ............. BOFA Sell 6,642,716 8,949,000 CAD 3/15/23 — (532,384)
Euro ............. CITI Sell 5,235,472 7,054,790 CAD 3/15/23 — (418,407)
Euro ............. DBAB Sell 4,642,414 46,872,600 NOK 3/15/23 — (194,762)
Euro ............. GSCO Sell 1,230,811 1,213,887 3/15/23 — (110,088)
Indian Rupee ...... CITI Buy 590,870,000 7,108,125 3/15/23 16,567 (15,892)
Indian Rupee ...... JPHQ Buy 205,911,800 2,484,457 3/15/23 — (7,117)
Japanese Yen ...... BNDP Buy 2,097,874,660 14,973,044 3/15/23 1,159,862 —

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Global Bond VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.
TGB-16
At December 31, 2022, the Fund had the following interest rate swap contracts outstanding. See Not e 1(d) .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... BOFA Buy 7,460,672,540 53,268,640 3/15/23 $ 4,104,820 $ —
Japanese Yen ...... GSCO Buy 9,155,000,000 63,054,132 3/15/23 7,348,908 —
Japanese Yen ...... JPHQ Buy 2,202,609,690 15,721,023 3/15/23 1,217,307 —
New Zealand Dollar . BOFA Buy 10,600,000 6,371,130 3/15/23 363,102 —
New Zealand Dollar . CITI Buy 12,470,000 7,987,347 3/15/23 — (65,095)
New Zealand Dollar . JPHQ Buy 47,380,000 28,504,992 3/15/23 1,595,753 —
Singapore Dollar .... CITI Buy 4,670,000 3,455,548 3/15/23 34,915 —
Singapore Dollar .... MSCO Buy 10,540,000 7,435,259 3/15/23 442,573 —
South Korean Won .. BNDP Buy 71,267,400,000 51,452,891 3/15/23 5,231,916 —
Indian Rupee ...... HSBK Buy 875,000,000 10,831,219 3/23/23 — (313,980)
South Korean Won .. HSBK Buy 1,788,000,000 1,293,122 3/23/23 129,452 —
Euro ............. BZWS Sell 8,713,000 9,677,486 4/25/23 280,245 —
Euro ............. DBAB Sell 24,278,000 24,204,535 4/25/23 — (1,980,040)
Euro ............. HSBK Sell 19,207,597 26,135,009 CAD 5/03/23 — (1,400,946)
Chinese Yuan ...... CITI Buy 284,452,570 41,332,234 6/07/23 258,498 —
Indian Rupee ...... JPHQ Buy 1,225,430,400 14,638,122 6/14/23 5,189 —
Japanese Yen ...... DBAB Buy 9,711,052,240 72,400,354 6/15/23 3,286,704 —
Chilean Peso ...... GSCO Buy 4,513,615,115 4,518,185 7/26/23 654,368 —
Mexican Peso ...... MSCO Buy 35,649,000 1,686,329 8/04/23 71,649 —
Mexican Peso ...... MSCO Sell 35,649,000 1,613,442 8/04/23 — (144,537)
Mexican Peso ...... CITI Buy 106,418,000 5,019,214 10/23/23 153,722 —
Mexican Peso ...... CITI Sell 106,418,000 4,633,013 10/23/23 — (539,923)
Mexican Peso ...... MSCO Buy 107,315,000 4,723,862 9/03/24 257,257 —
Mexican Peso ...... MSCO Sell 107,315,000 4,562,422 9/03/24 — (418,697)
Total Forward Exchange Contracts ................................................... $39,810,373 $(18,878,592)
Net unrealized appreciation (depreciation) ............................................ $20,931,781
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 4.422% . Annual
Pay Floating 1-day
SOFR ............ Annual 12/14/24 19,880,000 $ (27,371) $ — $ (27,371)
Receive Fixed 4.416% . Annual
Pay Floating 1-day
SOFR ............ Annual 1/03/25 19,880,000 (16,362) — (16,362)
Total Interest Rate Swap Contracts ............................... $(43,733) $ — $(43,733)
*
In U.S. dollars unless otherwise indicated.
See Note 11 regarding other derivative information.
See A bbreviations on page TGB- 32 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2022
The accompanying notes are an integral part of these financial statements. Annual Report
TGB-17
Templeton
Global Bond
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,713,372,909
Cost - Non-controlled affiliates (Not e 3e) ........................................................ 154,512,860
Value - Unaffiliated issuers .................................................................. $1,541,759,847
Value - Non-controlled affiliates (Not e 3e) ....................................................... 154,512,860
Cash .................................................................................... 576,382
Restricted cash for OTC derivative contracts (Note 1 e ) ............................................... 10,339,170
Receivables:
Capital shares sold ........................................................................ 162,568
Interest ................................................................................. 13,294,335
Deposits with brokers for:
OTC derivative contracts .................................................................. 9,390,000
Centrally cleared swap contracts ............................................................ 513,023
Unrealized appreciation on OTC forward exchange contracts .......................................... 39,810,373
Total assets .......................................................................... 1,770,358,558
Liabilities:
Payables:
Investment securities purchased .............................................................. 690,542
Capital shares redeemed ................................................................... 1,611,768
Management fees ......................................................................... 613,466
Distribution fees .......................................................................... 337,378
Trustees' fees and expenses ................................................................. 930
Variation margin on centrally cleared swap contracts ............................................... 29,992
Deposits from brokers for:
OTC derivative contracts .................................................................. 10,339,170
Unrealized depreciation on OTC forward exchange contracts .......................................... 18,878,592
Deferred tax ............................................................................... 165,047
Accrued expenses and other liabilities ........................................................... 694,250
Total liabilities ......................................................................... 33,361,135
Net assets, at value ................................................................. $1,736,997,423
Net assets consist of:
Paid-in capital ............................................................................. $2,158,610,548
Total distributable earnings (losses) ............................................................. (421,613,125)
Net assets, at value ................................................................. $1,736,997,423

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2022
Annual Report The accompanying notes are an integral part of these financial statements.
TGB-18
Templeton
Global Bond
VIP Fund
Class 1:
Net assets, at value ....................................................................... $153,423,316
Shares outstanding ........................................................................ 11,664,226
Net asset value and maximum offering price per share ............................................. $13.15
Class 2:
Net assets, at value ....................................................................... $1,527,996,714
Shares outstanding ........................................................................ 122,495,107
Net asset value and maximum offering price per share ............................................. $12.47
Class 4:
Net assets, at value ....................................................................... $55,577,393
Shares outstanding ........................................................................ 4,353,708
Net asset value and maximum offering price per share ............................................. $12.77

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2022
The accompanying notes are an integral part of these financial statements. Annual Report
TGB-19
Templeton
Global Bond
VIP Fund
Investment income:
Dividends:
Non-controlled affiliates (Not e 3e) ............................................................. $1,561,290
Interest: (net of foreign taxes of $2,414,678)
Unaffiliated issuers:
Inflation principal adjustments .............................................................. 14,992,565
Paid in cash
a
........................................................................... 58,988,969
Total investment income ................................................................... 75,542,824
Expenses:
Management fees (Note 3 a ) ................................................................... 8,665,057
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 4,091,301
    Class 4 ................................................................................ 216,829
Custodian fees (Note 4 ) ...................................................................... 767,404
Reports to shareholders fees .................................................................. (321,129)
Professional fees ........................................................................... 125,471
Trustees' fees and expenses .................................................................. 21,625
Other .................................................................................... 112,141
Total expenses ......................................................................... 13,678,699
Expense reductions (Note 4 ) ............................................................... (7,493)
Expenses waived/paid by affiliates (Note 3e) ................................................... (398,493)
Net expenses ......................................................................... 13,272,713
Net investment income ................................................................ 62,270,111
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $564,287)
Unaffiliated issuers ...................................................................... (249,410,063)
Written options ........................................................................... 3,904,388
Foreign currency transactions ................................................................ (7,128,221)
Forward exchange contracts ................................................................. (1,254,506)
Net realized gain (loss) .................................................................. (253,888,402)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 70,363,088
Translation of other assets and liabilities denominated in foreign currencies .............................. 10,562
Written options ........................................................................... (2,493,739)
Forward exchange contracts ................................................................. 19,339,887
Swap contracts ........................................................................... (43,733)
Change in deferred taxes on unrealized appreciation ............................................... 1,189,542
Net change in unrealized appreciation (depreciation) ............................................ 88,365,607
Net realized and unrealized gain (loss) ............................................................ (165,522,795)
Net increase (decrease) in net assets resulting from operations .......................................... $(103,252,684)
a
Includes amortization of premium and accretion of discount.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
Annual Report The accompanying notes are an integral part of these financial statements.
TGB-20
Templeton Global Bond VIP Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $62,270,111 $71,596,289
Net realized gain (loss) ................................................. (253,888,402) (185,608,767)
Net change in unrealized appreciation (depreciation) ........................... 88,365,607 238,289
Net increase (decrease) in net assets resulting from operations ................ (103,252,684) (113,774,189)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (41,188,071) (9,857,158)
Class 2 ............................................................. (241,650,752) (63,558,697)
Class 4 ............................................................. (12,302,406) (1,380,150)
Total capital share transactions ............................................ (295,141,229) (74,796,005)
Net increase (decrease) in net assets ................................... (398,393,913) (188,570,194)
Net assets:
Beginning of year ....................................................... 2,135,391,336 2,323,961,530
End of year ........................................................... $1,736,997,423 $2,135,391,336

Franklin Templeton Variable Insurance Products Trust
TGB-21
Annual Report
Notes to Financial Statements
Templeton Global Bond VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Templeton Global Bond VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
TGB-22
Annual Report
Templeton Global Bond VIP Fund
(continued)
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with
the intention of holding the securities, they may sell the
securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
TGB-23
Annual Report
Templeton Global Bond VIP Fund
(continued)
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time they are realized.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to foreign exchange rate
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to
close the position is recorded as a realized gain or loss. At
December 31, 2022, the Fund had no options.
See Note 11 regarding other derivative information.
e. Restricted Cash
At December 31, 2022, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s counterparty broker and is reflected in the Statement of Assets and Liabilities.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
TGB-24
Annual Report
Templeton Global Bond VIP Fund
(continued)
on its technical merits. As of December 31, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Statement of Operations.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
f. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
TGB-25
Annual Report
Templeton Global Bond VIP Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2022, the gross effective investment management fee rate was 0.463% of the Fund’s average daily net assets.
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 1,493,687 $19,745,561 2,973,164 $41,967,080
Shares redeemed ............................... (4,618,884) (60,933,632) (3,685,956) (51,824,238)
Net increase (decrease) .......................... (3,125,197) $(41,188,071) (712,792) $(9,857,158)
Class 2 Shares:
Shares sold ................................... 4,612,566 $58,273,369 10,826,597 $145,827,853
Shares redeemed ............................... (23,697,756) (299,924,121) (15,636,949) (209,386,550)
Net increase (decrease) .......................... (19,085,190) $(241,650,752) (4,810,352) $(63,558,697)
Class 4 Shares:
Shares sold ................................... 218,921 $2,837,434 824,461 $11,404,659
Shares redeemed ............................... (1,175,713) (15,139,840) (933,077) (12,784,809)
Net increase (decrease) .......................... (956,792) $(12,302,406) (108,616) $(1,380,150)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
TGB-26
Annual Report
Templeton Global Bond VIP Fund
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2022, the Fund held investments in affiliated management investment companies as follows:
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $ 94,380,135 $ 902,157,912 $ (842,025,187) $ — $ — $ 154,512,860 154,512,860 $ 1,561,290
Total Affiliated Securities ... $94,380,135 $902,157,912 $(842,025,187) $— $— $154,512,860 $1,561,290
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
TGB-27
Annual Report
Templeton Global Bond VIP Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
At December 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums and tax straddles.
In accordance with U.S. GAAP permanent differences are reclassified among capital accounts to reflect their tax character. At the year ended December 31, 2022, such reclassifications were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2022, aggregated
$217,193,182 and $391,525,060, respectively.
7. Credit Risk
At December 31, 2022, the Fund had 10.8% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $17,190,517
Long term ................................................................................ 202,825,645
Total capital loss carryforwards ............................................................... $220,016,162
Cost of investments .......................................................................... $1,919,246,634
Unrealized appreciation ........................................................................ $56,462,401
Unrealized depreciation ........................................................................ (258,548,280)
Net unrealized appreciation (depreciation) .......................................................... $(202,085,879)
Paid-in Capital ..............................................................................
Total distributable earnings (loss) ................................................................
$(134,576,532)
$134,576,532

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
TGB-28
Annual Report
Templeton Global Bond VIP Fund
(continued)
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Other Derivative Information
At December 31, 2022, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Bond VIP Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
$ — Variation margin on centrally
cleared swap contracts
$ 43,733
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
39,810,373 Unrealized depreciation on OTC
forward exchange contracts
18,878,592
Total .................... $39,810,373 $18,922,325
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the schedule of investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
TGB-29
Annual Report
Templeton Global Bond VIP Fund
(continued)
For the year ended December 31, 2022, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2022, the average month end notional amount of swap contracts and options represented
$3,058,462 and $207,657,154, respectively. The average month end contract value of forward exchange contracts was
$1,327,881,443.
At December 31, 2022, OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Templeton Global Bond VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $— Swap contracts $(43,733)
Foreign exchange contracts .....
Investments (10,443,839)
a
Investments 7,138,635
a
Written options 3,904,388 Written options (2,493,739)
Forward exchange contracts (1,254,506) Forward exchange contracts 19,339,887
Total ....................... $(7,793,957) $23,941,050
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Bond VIP Fund
Derivatives
Forward exchange contracts ............................. $ 39,810,373 $ 18,878,592
Total ............................................. $39,810,373 $18,878,592
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
11. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
TGB-30
Annual Report
Templeton Global Bond VIP Fund
(continued)
At December 31, 2022, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
At December 31, 2022, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton Global Bond VIP Fund
Counterparty
BNDP ................... $6,391,778 $— $(6,015,833) $— $375,945
BOFA .................... 6,316,884 (532,384) (3,706,719) (690,000) 1,387,781
BZWS ................... 625,423 (625,423) — — —
CITI ..................... 694,872 (694,872) — — —
DBAB ................... 5,077,862 (2,668,654) (897,208) (429,170) 1,082,830
GSCO ................... 9,767,506 (146,770) — (8,380,000) 1,240,736
HSBK ................... 2,997,844 (2,997,844) — — —
JPHQ ................... 4,357,642 (188,245) (3,703,675) — 465,722
MSCO ................... 3,580,562 (2,265,914) — (840,000) 474,648
Total ................... $39,810,373 $(10,120,106) $ (14,323,435) $(10,339,170) $5,027,662
$ 1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Templeton Global Bond VIP Fund
Counterparty
BNDP ................... $— $— $— $— $—
BOFA .................... 532,384 (532,384) — — —
BZWS ................... 1,493,386 (625,423) — (740,000) 127,963
CITI ..................... 1,618,867 (694,872) — (923,995) —
DBAB ................... 2,668,654 (2,668,654) — — —
GSCO ................... 146,770 (146,770) — — —
HSBK ................... 9,964,372 (2,997,844) — (6,930,000) 36,528
JPHQ ................... 188,245 (188,245) — — —
MSCO ................... 2,265,914 (2,265,914) — — —
Total ................... $18,878,592 $(10,120,106) $— $(8,593,995) $164,491
11. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
TGB-31
Annual Report
Templeton Global Bond VIP Fund
(continued)
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page TGB- 32 .
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the  Statement of Operations. During the year ended December 31, 2022, the Fund did not use the Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
a
At December 31, 2022, the Fund received U.S. Treasury Bills, Bonds, Notes and Inflation Indexed Bonds as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
11. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
TGB-32
Annual Report
Templeton Global Bond VIP Fund
(continued)
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities .... $ — $ 766,011,042 $ — $ 766,011,042
U.S. Government and Agency Securities ....... — 390,804,472 — 390,804,472
Short Term Investments ................... 154,512,860 384,944,333 — 539,457,193
Total Investments in Securities ........... $154,512,860 $1,541,759,847 $— $1,696,272,707
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 39,810,373 $ — $ 39,810,373
Total Other Financial Instruments ......... $— $39,810,373 $— $39,810,373
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 18,878,592 $ — $ 18,878,592
Swap contracts .......................... — 43,733 — 43,733
Total Other Financial Instruments ......... $— $18,922,325 $— $18,922,325
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
BRL Brazilian Real
COP Colombian Peso
CAD Canadian Dollar
EUR Euro
GHS Ghanaian Cedi
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
USD United States Dollar
13. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm
TGB-33
Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Templeton Global Bond
VIP Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Global Bond VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)
TGB-34
Annual Report
Templeton Global Bond VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2022:
Amount Reported
Foreign Taxes Paid $3,214,216
Foreign Source Income Earned $70,423,210

Annual Report
Templeton Growth VIP Fund
This annual report for Templeton Growth VIP Fund covers the fiscal year ended December 31, 2022 .
Class 1 Performance Summary as of December 31, 2022
Average annual total return of Class 1 shares* represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.
*Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Class
Average Annual
Total Return
–
1
1-Year -11.32%
5-Year -0.50%
10-Year +4.31%

Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment (12/31/12– 12/31/22 )
The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance* is compared to the performance of the MSCI
All Country World Index (ACWI)-NR. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Important Notes to Performance Information preceding the Fund Summaries.
**Source: FactSet. Please see Index Descriptions following the Fund Summaries.

Annual Report
Templeton Growth VIP Fund
Fund Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests primarily in the equity
securities (primarily common stocks) of companies located
anywhere in the world, including developing markets.
Fund Risks
All investments involve risks, including possible loss of
principal. Events such as the spread of deadly diseases,
disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. Special
risks are associated with foreign investing, including
currency fluctuations, economic instability and political
developments. Investments in developing markets involve
heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund is actively managed
but there is no guarantee that the manager’s investment
decisions will produce the desired results. The manager’s
portfolio selection strategy is not solely based on ESG
considerations, and therefore the issuers in which the Fund
invests may not be considered ESG-focused companies.
Integrating ESG considerations into the investment process
is not a guarantee that better performance will be achieved.
The Fund’s prospectus also includes a description of the
main investment risks.
Russia’s military invasion of Ukraine in February 2022,
the resulting responses by the United States and other
countries, and the potential for wider conflict could
increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The
United States and other countries have imposed broad-
ranging economic sanctions on Russia and certain Russian
individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other
countries have also imposed economic sanctions on Belarus
and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any
other economic consequences related to the invasion, such
as additional sanctions, boycotts or changes in consumer
or purchaser preferences or cyberattacks on governments,
companies or individuals, may further decrease the value
and liquidity of certain Russian securities and securities
of issuers in other countries that are subject to economic
sanctions related to the invasion.
Performance Overview
You can find the Fund’s one-year total return in the
Performance Summary. For comparison, the Fund’s
benchmark, the MSCI All Country World Index (ACWI)-NR,
posted a -18.36% total return for the period under review.
1
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI-NR, posted a -18.36% total
return for the 12 months ended December 31, 2022.
1
The
combination of resilient consumer demand and persistent
supply-chain disruptions contributed to higher inflation in
many countries. This inflationary pressure led many of
the world’s central banks to adopt less accommodative
monetary policy in 2022, which hindered stocks and the
outlook for economic growth. Russia’s invasion of Ukraine
and the subsequent escalation of the war also increased
investor uncertainty, as international sanctions on Russia
disrupted global trade and commodity markets. Meanwhile,
shifting public health policy in China added volatility to the global economy, as lockdowns early in the period to quell
the spread of the Omicron variant of COVID-19 slowed
economic activity, while widespread protests late in the
period led the government to relax its strict “zero-COVID”
policy .
In the U.S., gross domestic product (GDP) expanded in the
second half of the calendar year, recovering from a slight
contraction in the first half of the year when high inflation, supply constraints and record trade deficits weighed on
economic output. Rising prices precipitated a notable decline in consumer confidence despite high spending levels, robust
job growth and low unemployment. In an effort to control
inflation, the U.S. Federal Reserve (Fed) raised the federal funds target rate in March 2022 for the first time since 2018.
The Fed raised the federal funds rate again at its subsequent six meetings to end the period at a range of 4.25%–4.50%.
Furthermore, the Fed said it would continue to reduce
Geographic Composition
12/31/22
% of Total
Net Assets
North America 51.7%
Europe 30.0%
Asia 14.0%
Short-Term Investments & Other Net Assets 4.3%
1. Source: Morningstar. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund
Summaries.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).

Templeton Growth VIP Fund

Annual Report
its bond holdings and anticipated additional interest-rate
increases at future meetings to curtail inflation.
Economic growth in the eurozone decelerated to a slightly
positive growth rate during the year. The lifting of COVID-
related restrictions in some European countries and the
summer tourism season strengthened economies. However,
the war in Ukraine disrupted supply chains, weakened the
economic outlook and contributed to record high inflation
across the eurozone, as energy prices soared. Electricity
prices hit record highs in Germany and France as coal
futures and natural gas prices climbed. Consequently, the
European Central Bank raised interest rates in July 2022 for the first time in 11 years to curtail growing inflation and raised rates in three subsequent meetings. In this environment,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -15.06% total return for
the 12 months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -18.61% total return for the 12-month period.
1
Growth in
Japan remained slow, alternating between positive quarterly
GDP growth and contraction. China’s economy contracted
sharply in 2022 as COVID-related restrictions in many major
cities, including Shanghai, weakened consumer demand.
Investor concerns about the solvency of several large
property developers in China further pressured stocks in that country.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -20.09% total return
for the 12 months under review.
1
Central bank tightening,
the threat of recession, and weakening demand for
semiconductors in technology-heavy countries contributed
to the downturn. Following Russia’s invasion of Ukraine,
climbing food and energy prices kindled inflationary
pressures and raised concerns over the possibility of
government debt defaults in some countries. However,
some emerging economies, particularly in Latin America, as
well as South Africa and Saudi Arabia, benefited from rising commodity prices.
Investment Strategy
When choosing equity investments for the Fund, we apply
a bottom-up, value-oriented, long-term approach, focusing
on the market price of a company’s securities relative to
our evaluation of the company’s long-term earnings, asset
value and cash flow potential. We also consider a company’s
price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.
The Fund may, from time to time, seek to hedge (protect)
against currency risks, using certain currency-related
derivative instruments. The Fund may also use a variety
of equity-related derivatives for various purposes including enhancing Fund returns, increasing liquidity and gaining
exposure to particular markets in more efficient or less
expensive ways.
Manager’s Discussion
Templeton Growth VIP Fund outperformed its benchmark
MSCI ACWI-NR in 2022, a challenging year that saw
equities post their biggest decline since the depths of the
global financial crisis as central banks tightened policy to combat rising inflation. The Fund finished the year on a
strong note, outperforming its benchmark by the most in
over two decades during the fourth quarter. All major regions and all but two of the Fund’s sector exposures performed
better than the benchmark during the year in review.
Encouragingly, relative strength was primarily attributable to stock selection. We have long believed the ultra-loose policy environment prevailing in recent years was anomalous,
and that the transition to a more normalized interest-rate
environment would eventually increase investor scrutiny on
price and fundamentals, potentially rewarding our value-
oriented strategy.
Our focus on value at the individual security level—and
the market’s recent responsiveness to valuation and
fundamentals—helped the portfolio deliver strong relative
performance, even in the more challenging sectors.
For example, sectors like consumer discretionary and
information technology (IT) were out of favor as higher
interest rates soured sentiment on long-dated growth
companies that had benefited from historically low financing costs. Yet, our value-oriented approach helped limit losses
during the year and the two sectors finished among the top
contributors to relative performance. More traditional value sectors also meaningfully contributed, both the cyclical
variety like energy and industrials, and the defensive kind
like health care.
IT was the top relative contributor, benefiting from stock
selection and a favorable overweighted allocation. Global
technology stocks had their worst year relative to the rest
of the market since the bursting of the TMT (technology-
media-telecommunication) bubble two decades earlier. Our
sector holdings limited losses relative to the benchmark,
though there were no technology stocks among the Fund’s
top 10 individual contributors. The sector’s expensive
valuations were unsustainable during a year when interest
rates rose, the global growth outlook cooled, and trade
wars and COVID lockdowns continued to impact supply

Templeton Growth VIP Fund

Annual Report
chains. We maintained selective semiconductor exposure
despite the industry’s economic sensitivity and the impact
of the China-U.S. industrial conflict on supply chains. We
believe the industry’s cyclical growth profile could gradually become more structural over time given semiconductor
manufacturers’ exposure to long-term trends tied to
digitalization, energy efficiency and electric vehicles. We are not currently finding many opportunities in hardware due
to the sector’s slowing demand profile and peak earnings
levels as the COVID pandemic wanes. We favor select
software firms with good recurring revenues and what we
view as underappreciated growth potential, and have added
selectively to this profile amid recent selling.
Energy was another notable contributor during a period
when the price of oil rallied to a 14-year high. The Fund’s
energy position benefited from an overweighted allocation
and stock selection, with the top two contributors during
the period hailing from the sector. Marathon Petroleum
was the Fund’s top-performing stock, rallying after the
firm exceeded consensus earnings estimates, buoyed by
stronger-than-expected refining results and the company’s
authorization of a US$5 billion share buyback. We trimmed
exposure to the stock on strength during the period, though
we continue to maintain a sizeable position in the portfolio.
U.K. oil major BP also rallied after reporting surging profits.
We remain constructive on the energy sector more broadly
given favorable supply-and-demand fundamentals and the
prodigious cash-flow generating capabilities of oil companies that have become much more capital disciplined over the
course of the business cycle. While the sector has benefited from the strong price environment, we view elevated oil
prices in many cases as a free call option on these stocks,
which in our view represent good value even at the more
normalized price levels of US$60–US$70 per barrel that are
embedded in our company models.
Other outperforming sectors included industrials, led by U.K.
defense contractor BAE Systems; consumer discretionary,
led by U.S. home goods retailer TJX; health care, led by
U.S. biopharmaceuticals firm AbbVie; and communication
services, led by U.S. mobile operator T-Mobile US.
Financials and utilities were the only two sectors that
underperformed the benchmark during the year. The Fund’s
financials holdings performed better than the benchmark’s
and there were no financials holdings among the Fund’s 10
biggest detractors, but our underweighted allocation to the
sector negatively impacted relative performance in a year
when financials declined less than the broader market. We
raised our exposure to banks last year on expectations that
rising interest rates and accelerating loan growth would
strengthen net interest margins. Our exposures, however,
remain highly selective. We have avoided banks in low-
returning, over-regulated markets with elevated credit
risk, focusing instead on what we believe to be best-in-
class banks in attractive markets with shareholder-friendly
management teams and earnings sensitivity as interest
rates rise. That has led us toward “Main Street” banks where traditional lending will benefit from higher rates, and away from banks with a high mix in the volatile investment banking market.
The Fund’s utilities position was led lower by German
power provider E.ON. Shares declined during the year on
concerns about the impact of a disruption in Russian natural gas supplies. While we think that E.ON could be a strong
long-term hold following a period of strategic restructuring and deleveraging, the implications of the Russia-Ukraine
conflict for Germany’s power system change the risk-reward
calculus, in our view. We liquidated the position in favor of opportunities we believe are more attractive and with more
manageable near-term risk profiles.
From a regional standpoint, the bulk of relative
outperformance came from the U.S., where the Fund
benefited from stock selection. The Fund’s U.S. holdings
declined roughly 6% in value during a year when the U.S.
benchmark declined roughly 20%. European exposures also
outperformed, with strength in the U.K., Belgium and Norway
offsetting weakness in Germany. In Asia, double-digit gains
from the Fund’s sole Hong Kong exposure (insurer AIA
Group) offset weakness from the Fund’s sole South Korean
Top 10 Holdings
12/31/22
Company
Industry , Country
% of Total
Net Assets
a a
AbbVie, Inc. 3.3%
Biotechnology, United States
TJX Cos., Inc. (The) 3.0%
Specialty Retail, United States
BP plc 2.9%
Oil, Gas & Consumable Fuels, United Kingdom
Anheuser-Busch InBev SA/NV 2.8%
Beverages, Belgium
HCA Healthcare, Inc. 2.7%
Health Care Providers & Services, United States
Unilever plc 2.6%
Personal Products, United Kingdom
Johnson & Johnson 2.5%
Pharmaceuticals, United States
Samsung Electronics Co. Ltd. 2.4%
Technology Hardware, Storage & Peripherals,
South Korea
Zimmer Biomet Holdings, Inc. 2.4%
Health Care Equipment & Supplies, United
States
UnitedHealth Group, Inc. 2.2%
Health Care Providers & Services, United States

Templeton Growth VIP Fund

Annual Report
exposure (semiconductor and consumer electronics firm
Samsung Electronics).
Thank you for your participation in Templeton Growth VIP
Fund. We look forward to serving your future investment
needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Class 1 Fund Expenses
Templeton Growth VIP Fund

Annual Report
As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated.
Please refer to the Fund prospectus for additional information on operating expenses.
Actual Fund Expenses
The table below provides information about the actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 =
8.6 ). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” ( if
Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.
Hypothetical Example for Comparison with Other Mutual Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.
Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Fund-Level
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
1 $1,000 $1,046.00 $4.42 $1,020.88 $4.37 0.86%

Annual Report
GOF VIP P1 P2 P4 P5 12/22
SUPPLEMENT DATED DECEMBER 23, 2022
TO THE CURRENTLY EFFECTIVE PROSPECTUSES
OF EACH FUND LISTED BELOW
FRANKLIN ALLOCATION VIP FUND
FRANKLIN DYNATECH VIP FUND
FRANKLIN GLOBAL REAL ESTATE VIP FUND
FRANKLIN GROWTH AND INCOME VIP FUND
FRANKLIN INCOME VIP FUND
FRANKLIN LARGE CAP GROWTH VIP FUND
FRANKLIN RISING DIVIDENDS VIP FUND
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
FRANKLIN STRATEGIC INCOME VIP FUND
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
FRANKLIN VOLSMART ALLOCATION VIP FUND
TEMPLETON DEVELOPING MARKETS VIP FUND
TEMPLETON FOREIGN VIP FUND
TEMPLETON GLOBAL BOND VIP FUND
TEMPLETON GROWTH VIP FUND
(a series of Franklin Templeton Variable Insurance Products Trust)
I. For Franklin Allocation VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Income VIP Fund, Franklin Strategic Income
VIP Fund and Franklin VolSmart Allocation VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered ESG-
focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-
term performance, there is no guarantee that such results will be achieved.
II. For Franklin Dynatech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin
Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Templeton Developing Markets VIP Fund, Templeton
Global Bond VIP Fund, Templeton Foreign VIP Fund and Templeton Growth VIP Fund, the “ESG Considerations” risk in the
“Fund Details – Principal Risks” section of the prospectus is replaced with the following:
ESG Considerations
ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered
ESG-focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect

Annual Report
Please keep this supplement with your prospectus for future reference.
the Fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. In certain circumstances, there may be times when not every investment is assessed for ESG factors and, when they are, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer’s ESG factors is subjective and will likely differ from that of investors, third party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the investment manager’s control. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.
III. For Franklin U.S. Government Securities VIP Fund, the “ESG Considerations” risk in the “Fund Details – Principal Risks”
section of the prospectus is replaced with the following:
Social and Governance Considerations
Social and/or governance considerations are not the only factors considered by the investment manager and may not be a determinative factor in the investment manager’s selection of securities for the Fund. In addition, the investment manager may not be able to give such considerations meaningful weight if the availability of appropriate securities for the
Fund’s portfolio is limited. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of certain investments may differ from that of investors, third party service providers, such as ratings providers, or other funds. While the investment manager views social and governance considerations as having the potential to contribute to the Fund’s performance, there is no guarantee that such results will be achieved.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.87 $11.42 $11.15 $12.44 $16.24
Income from investment operations
a
:
Net investment income
b
......................... 0.12 0.09 0.24
c
0.30 0.28
Net realized and unrealized gains (losses) ........... (1.47) 0.52 0.36 1.30 (2.42)
Total from investment operations .................... (1.35) 0.61 0.60 1.60 (2.14)
Less distributions from:
Net investment income .......................... (0.05) (0.16) (0.33) (0.40) (0.35)
Net realized gains ............................. — — — (2.49) (1.31)
Total distributions ............................... (0.05) (0.16) (0.33) (2.89) (1.66)
Net asset value, end of year ....................... $10.47 $11.87 $11.42 $11.15 $12.44
Total return
d
................................... (11.32)% 5.26% 5.99% 15.43% (14.61)%
Ratios to average net assets
Expenses
e
.................................... 0.90% 0.91% 0.91% 0.86% 0.83%
Net investment income ........................... 1.12% 0.71% 2.42%
c
2.52% 1.90%
Supplemental data
Net assets, end of year (000’s) ..................... $31,251 $39,373 $92,653 $97,988 $354,164
Portfolio turnover rate ............................ 34.43% 45.59%
f
63.65% 19.69% 29.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.08%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 10.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 2
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.59 $11.17 $10.90 $12.21 $15.97
Income from investment operations
a
:
Net investment income
b
......................... 0.09 0.05 0.21
c
0.26 0.24
Net realized and unrealized gains (losses) ........... (1.42) 0.50 0.36 1.28 (2.38)
Total from investment operations .................... (1.33) 0.55 0.57 1.54 (2.14)
Less distributions from:
Net investment income .......................... (0.02) (0.13) (0.30) (0.36) (0.31)
Net realized gains ............................. — — — (2.49) (1.31)
Total distributions ............................... (0.02) (0.13) (0.30) (2.85) (1.62)
Net asset value, end of year ....................... $10.24 $11.59 $11.17 $10.90 $12.21
Total return
d
................................... (11.50)% 4.87% 5.80% 15.15% (14.85)%
Ratios to average net assets
Expenses
e
.................................... 1.15% 1.18% 1.16% 1.11% 1.08%
Net investment income ........................... 0.87% 0.39% 2.17%
c
2.27% 1.65%
Supplemental data
Net assets, end of year (000’s) ..................... $315,684 $405,365 $603,996 $659,412 $625,311
Portfolio turnover rate ............................ 34.43% 45.59%
f
63.65% 19.69% 29.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.83%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 10.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class 4
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.79 $11.35 $11.07 $12.36 $16.13
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.03 0.20
c
0.26 0.23
Net realized and unrealized gains (losses) ........... (1.45) 0.53 0.36 1.29 (2.40)
Total from investment operations .................... (1.37) 0.56 0.56 1.55 (2.17)
Less distributions from:
Net investment income .......................... (0.01) (0.12) (0.28) (0.35) (0.29)
Net realized gains ............................. — — — (2.49) (1.31)
Total distributions ............................... (0.01) (0.12) (0.28) (2.84) (1.60)
Net asset value, end of year ....................... $10.41 $11.79 $11.35 $11.07 $12.36
Total return
d
................................... (11.62)% 4.85% 5.65% 14.97% (14.88)%
Ratios to average net assets
Expenses
e
.................................... 1.25% 1.29% 1.26% 1.21% 1.18%
Net investment income ........................... 0.77% 0.24% 2.04%
c
2.17% 1.55%
Supplemental data
Net assets, end of year (000’s) ..................... $17,048 $21,559 $23,213 $27,330 $28,238
Portfolio turnover rate ............................ 34.43% 45.59%
f
63.65% 19.69% 29.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.70%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 10.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, December 31, 2022
Templeton Growth VIP Fund
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.7%
Aerospace & Defense 4.8%
BAE Systems plc ..................................... United Kingdom 691,283 $ 7,139,554
a
Rolls-Royce Holdings plc ............................... United Kingdom 5,568,419 6,219,527
Thales SA ........................................... France 31,936 4,080,235
17,439,316
Airlines 0.6%
a,b
International Consolidated Airlines Group SA ................. United Kingdom 1,543,218 2,298,003
Auto Components 2.5%
Continental AG ....................................... Germany 89,046 5,308,191
Lear Corp. .......................................... United States 32,198 3,993,196
9,301,387
Automobiles 1.2%
Honda Motor Co. Ltd. .................................. Japan 195,396 4,455,261
Banks 0.9%
Lloyds Banking Group plc ............................... United Kingdom 6,233,216 3,401,410
Beverages 4.1%
Anheuser-Busch InBev SA/NV ........................... Belgium 167,217 10,071,171
Pernod Ricard SA ..................................... France 24,491 4,817,710
14,888,881
Biotechnology 3.3%
AbbVie, Inc. ......................................... United States 73,517 11,881,082
Chemicals 3.2%
Albemarle Corp. ...................................... United States 19,720 4,276,479
DuPont de Nemours, Inc. ............................... United States 110,309 7,570,507
11,846,986
Consumer Finance 0.9%
American Express Co. ................................. United States 22,618 3,341,810
Electrical Equipment 1.2%
Schneider Electric SE .................................. United States 31,153 4,374,756
Entertainment 1.9%
a
Walt Disney Co. (The) .................................. United States 80,346 6,980,461
Food Products 1.9%
Danone SA .......................................... France 130,453 6,875,299
Health Care Equipment & Supplies 4.4%
Medtronic plc ........................................ United States 94,696 7,359,773
Zimmer Biomet Holdings, Inc. ............................ United States 67,580 8,616,450
15,976,223
Health Care Providers & Services 6.3%
Fresenius Medical Care AG & Co. KGaA .................... Germany 152,304 4,974,404
HCA Healthcare, Inc. ................................... United States 41,555 9,971,538
UnitedHealth Group, Inc. ................................ United States 14,833 7,864,160
22,810,102
Hotels, Restaurants & Leisure 5.0%
a
Booking Holdings, Inc. ................................. United States 1,842 3,712,146
Compass Group plc ................................... United Kingdom 212,094 4,897,479
a
Hyatt Hotels Corp., A ................................... United States 41,905 3,790,307

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Growth VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
Starbucks Corp. ...................................... United States 57,926 $ 5,746,259
18,146,191
Household Durables 1.7%
Sony Group Corp. ..................................... Japan 81,299 6,194,618
Industrial Conglomerates 2.6%
Hitachi Ltd. .......................................... Japan 99,293 4,994,342
Honeywell International, Inc. ............................. United States 20,262 4,342,146
9,336,488
Insurance 2.0%
AIA Group Ltd. ....................................... Hong Kong 651,442 7,194,221
Interactive Media & Services 1.5%
a
Alphabet, Inc., A ...................................... United States 61,499 5,426,057
Internet & Direct Marketing Retail 1.9%
a
Amazon.com, Inc. ..................................... United States 37,254 3,129,336
a,b
Farfetch Ltd., A ....................................... United Kingdom 94,523 447,094
a,c
Just Eat Takeaway.com NV, 144A, Reg S ................... United Kingdom 155,978 3,319,763
6,896,193
IT Services 2.9%
a
DXC Technology Co. ................................... United States 253,813 6,726,044
b
Visa, Inc., A .......................................... United States 19,005 3,948,479
10,674,523
Life Sciences Tools & Services 0.9%
a
ICON plc ............................................ United States 17,206 3,342,266
Machinery 3.3%
Komatsu Ltd. ........................................ Japan 222,271 4,802,547
Westinghouse Air Brake Technologies Corp. ................. United States 72,607 7,246,904
12,049,451
Media 3.0%
Comcast Corp., A ..................................... United States 204,797 7,161,751
b
Paramount Global, B ................................... United States 216,576 3,655,803
10,817,554
Multiline Retail 1.9%
a
Dollar Tree, Inc. ...................................... United States 49,112 6,946,401
Oil, Gas & Consumable Fuels 5.6%
BP plc .............................................. United Kingdom 1,815,465 10,474,694
Marathon Petroleum Corp. .............................. United States 44,698 5,202,400
Shell plc ............................................ Netherlands 168,214 4,741,894
20,418,988
Personal Products 3.6%
a
Haleon plc .......................................... United States 879,868 3,481,156
Unilever plc .......................................... United Kingdom 190,090 9,537,662
13,018,818
Pharmaceuticals 4.6%
Bayer AG ........................................... Germany 85,959 4,424,112
GSK plc ............................................ United States 189,726 3,278,944

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Growth VIP Fund
(continued)
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Johnson & Johnson ................................... United States 50,662 $ 8,949,442
16,652,498
Professional Services 1.0%
Adecco Group AG ..................................... Switzerland 107,445 3,534,197
Semiconductors & Semiconductor Equipment 5.0%
Applied Materials, Inc. .................................. United States 14,884 1,449,404
Infineon Technologies AG ............................... Germany 215,609 6,552,467
Micron Technology, Inc. ................................. United States 49,244 2,461,215
NXP Semiconductors NV ............................... China 26,210 4,141,966
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 46,818 3,487,473
18,092,525
Software 1.4%
Microsoft Corp. ....................................... United States 14,000 3,357,480
SAP SE ............................................ Germany 16,174 1,669,738
5,027,218
Specialty Retail 4.9%
Nitori Holdings Co. Ltd. ................................. Japan 52,578 6,867,620
TJX Cos., Inc. (The) ................................... United States 137,454 10,941,338
17,808,958
Technology Hardware, Storage & Peripherals 2.4%
Samsung Electronics Co. Ltd. ............................ South Korea 195,785 8,629,775
Textiles, Apparel & Luxury Goods 1.2%
LVMH Moet Hennessy Louis Vuitton SE .................... France 5,846 4,253,896
Wireless Telecommunication Services 2.1%
a
T-Mobile US, Inc. ..................................... United States 55,946 7,832,440
Total Common Stocks (Cost $336,979,339) .....................................
348,164,253
Short Term Investments 5.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Time Deposits 4.4%
Royal Bank of Canada, 4.26%, 1/03/23 ..................... Canada 16,000,000 16,000,000
Total Time Deposits (Cost $16,000,000) ........................................
16,000,000

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Templeton Growth VIP Fund
(continued)
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
d
Investments from Cash Collateral Received for
Loaned Securities 0.6%
Money Market Funds 0.6%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 3.782% .... United States 2,240,460 $ 2,240,460
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $2,240,460) ............................................................
2,240,460
Total Short Term Investments (Cost $18,240,460 ) ................................
18,240,460
a
Total Investments (Cost $355,219,799) 100.7% ..................................
$366,404,713
Other Assets, less Liabilities (0.7)% ...........................................
(2,422,103)
Net Assets 100.0% ...........................................................
$363,982,610
See Abbreviations on page TG- 29
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at December 31, 2022. See Note 1(c).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the value of this security was $3,319,763, representing 0.9% of net assets.
d
See Note 1(c) regarding securities on loan.
e
See Note 3(e) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2022
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Growth VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $352,979,339
Cost - Non-controlled affiliates (Note 3e) ........................................................ 2,240,460
Value - Unaffiliated issuers (Includes securities loaned of $9,403,495) ................................. $364,164,253
Value - Non-controlled affiliates (Note 3e) ....................................................... 2,240,460
Cash .................................................................................... 13,282
Receivables:
Capital shares sold ........................................................................ 42,549
Dividends and interest ..................................................................... 859,305
European Union tax reclaims (Note 1 d ) ......................................................... 81,104
Total assets .......................................................................... 367,400,953
Liabilities:
Payables:
Capital shares redeemed ................................................................... 588,222
Management fees ......................................................................... 292,258
Distribution fees .......................................................................... 73,792
Trustees' fees and expenses ................................................................. 1,143
Payable upon return of securities loaned (Note 1 c ) .................................................. 2,240,460
Accrued expenses and other liabilities ........................................................... 222,468
Total liabilities ......................................................................... 3,418,343
Net assets, at value ................................................................. $363,982,610
Net assets consist of:
Paid-in capital ............................................................................. $344,864,844
Total distributable earnings (losses) ............................................................. 19,117,766
Net assets, at value ................................................................. $363,982,610
Templeton
Growth VIP
Fund
Class 1:
Net assets, at value ....................................................................... $31,251,086
Shares outstanding ........................................................................ 2,985,202
Net asset value and maximum offering price per share ............................................. $10.47
Class 2:
Net assets, at value ....................................................................... $315,683,579
Shares outstanding ........................................................................ 30,832,061
Net asset value and maximum offering price per share ............................................. $10.24
Class 4:
Net assets, at value ....................................................................... $17,047,945
Shares outstanding ........................................................................ 1,638,167
Net asset value and maximum offering price per share ............................................. $10.41

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2022
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Growth VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $364,648)
Unaffiliated issuers ........................................................................ $6,824,716
Interest:
Unaffiliated issuers ........................................................................ 352,013
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 59,543
Non-controlled affiliates (Note 3 e ) ............................................................. 32,493
Other income (Note 1 d ) ...................................................................... 805,300
Total investment income ................................................................... 8,074,065
Expenses:
Management fees (Note 3 a ) ................................................................... 3,545,577
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 867,694
    Class 4 ................................................................................ 65,949
Custodian fees ............................................................................. 1,312
Reports to shareholders fees .................................................................. (97,917)
Professional fees ........................................................................... 116,453
Trustees' fees and expenses .................................................................. 5,607
Other .................................................................................... 31,966
Total expenses ......................................................................... 4,536,641
Expenses waived/paid by affiliates (Not e 3e and 3f) .............................................. (5,738)
Net expenses ......................................................................... 4,530,903
Net investment income ................................................................ 3,543,162
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 20,282,680
Foreign currency transactions ................................................................ (1,091,009)
Net realized gain (loss) .................................................................. 19,191,671
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (75,914,265)
Translation of other assets and liabilities denominated in foreign currencies .............................. 315,458
Net change in unrealized appreciation (depreciation) ............................................ (75,598,807)
Net realized and unrealized gain (loss) ............................................................ (56,407,136)
Net increase (decrease) in net assets resulting from operations .......................................... $(52,863,974)

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton Growth VIP Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $3,543,162 $2,531,839
Net realized gain (loss) ................................................. 19,191,671 103,019,285
Net change in unrealized appreciation (depreciation) ........................... (75,598,807) (68,186,130)
Net increase (decrease) in net assets resulting from operations ................ (52,863,974) 37,364,994
Distributions to shareholders:
Class 1 ............................................................. (172,934) (1,223,678)
Class 2 ............................................................. (546,584) (6,568,551)
Class 4 ............................................................. (17,767) (217,527)
Total distributions to shareholders .......................................... (737,285) (8,009,756)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (3,572,889) (57,275,687)
Class 2 ............................................................. (43,160,730) (223,087,833)
Class 4 ............................................................. (1,979,587) (2,556,253)
Total capital share transactions ............................................ (48,713,206) (282,919,773)
Net increase (decrease) in net assets ................................... (102,314,465) (253,564,535)
Net assets:
Beginning of year ....................................................... 466,297,075 719,861,610
End of year ........................................................... $363,982,610 $466,297,075

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements
Templeton Growth VIP Fund

Annual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946, Financial Services - Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Templeton Growth VIP Fund (Fund)
is included in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund
the benefits of variable life insurance policies or variable annuity contracts. At December 31, 2022, 42.1% of the
Fund’s shares were held through one insurance company.
Investment activities of these insurance company separate
accounts could have a material impact on the Fund. The
Fund offers three classes of shares: Class 1, Class 2 and
Class 4. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Growth VIP Fund
(continued)
the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
 The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
 Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally at December 31,
2022, the Fund held $7,476,144, in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund’s custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Growth VIP Fund
(continued)
taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income and estimated expenses are accrued daily. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to Trust.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Growth VIP Fund
(continued)
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 73,870 $794,735 93,336 $1,113,724
Shares issued in reinvestment of distributions .......... 16,938 172,934 98,763 1,223,678
Shares redeemed in-kind (Note 10 ) .................. — — (4,433,957) (53,015,936)
Shares redeemed ............................... (423,801) (4,540,558) (550,857) (6,597,153)
Net increase (decrease) .......................... (332,993) $(3,572,889) (4,792,715) $(57,275,687)
Class 2 Shares:
Shares sold ................................... 1,131,729 $11,824,462 1,548,646 $18,105,277
Shares issued in reinvestment of distributions .......... 54,657 546,571 541,960 6,568,551
Shares redeemed in-kind (Note 10 ) .................. — — (13,894,850) (162,512,778)
Shares redeemed ............................... (5,325,849) (55,531,763) (7,320,737) (85,248,883)
Net increase (decrease) .......................... (4,139,463) $(43,160,730) (19,124,981) $(223,087,833)
Class 4 Shares:
Shares sold ................................... 153,237 $1,591,260 73,213 $870,473
Shares issued in reinvestment of distributions .......... 1,747 17,767 17,642 217,527
Shares redeemed ............................... (346,102) (3,588,614) (307,061) (3,644,253)
Net increase (decrease) .......................... (191,118) $(1,979,587) (216,206) $(2,556,253)
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
g. Guarantees and Indemnifications
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Growth VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on average daily net assets of the Fund as follows:
For the year ended December 31, 2022, the gross effective investment management fee rate was 0.888% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Global Advisers, FT Services provides administrative services to the Fund. The fee is paid by Global
Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2022, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
1.000% Up to and including $100 million
0.900% Over $100 million, up to and including $250 million
0.800% Over $250 million, up to and including $500 million
0.750% Over $500 million, up to and including $1 billion
0.700% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% In excess of $20 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Growth VIP Fund
(continued)
f. Waiver and Expense Reimbursements
Effective May 1, 2022, Global Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations)
and acquired fund fees and expenses for each class of the Fund do not exceed 0.87%, based on the average net assets of each class until April 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
During the year ended December 31, 2022, the Fund utilized $21,175,903 of capital loss carryforwards.
At December 31, 2022, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2022 and 2021, was as follows:
At December 31, 2022, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $— $38,522,870 $(36,282,410) $— $— $2,240,460 2,240,460 $32,493
Total Affiliated Securities ... $— $38,522,870 $(36,282,410) $— $— $2,240,460 $32,493
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $2,418,724
2022 2021
Distributions paid from:
Ordinary income .......................................................... $737,285 $8,009,756
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Growth VIP Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2022, aggregated
$128,645,575 and $152,549,307, respectively.
At December 31, 2022, in connection with securities lending transactions, the Fund loaned equity investments and received $2,240,460 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Cost of investments .......................................................................... $356,561,365
Unrealized appreciation ........................................................................ $51,969,511
Unrealized depreciation ........................................................................ (42,126,163)
Net unrealized appreciation (depreciation) .......................................................... $9,843,348
Distributable earnings:
Undistributed ordinary income ................................................................... $11,638,693
4. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Growth VIP Fund
(continued)
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the  Statement of Operations. During the year ended December 31, 2022, the Fund did not use the Global Credit Facility.
10. Redemption In-Kind
During the year ended December 31, 2021, the Fund realized $43,506,810 of net gains resulting from redemptions in-kind in which a shareholder redeemed fund shares for cash and securities held by the Fund. Because such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-
in capital.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 17,439,316 $ — $ 17,439,316
Airlines .............................. — 2,298,003 — 2,298,003
Auto Components ...................... 3,993,196 5,308,191 — 9,301,387
Automobiles .......................... — 4,455,261 — 4,455,261
Banks ............................... — 3,401,410 — 3,401,410
Beverages ........................... — 14,888,881 — 14,888,881
Biotechnology ......................... 11,881,082 — — 11,881,082

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Growth VIP Fund
(continued)
12. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Chemicals ........................... $ 11,846,986 $ — $ — $ 11,846,986
Consumer Finance ..................... 3,341,810 — — 3,341,810
Electrical Equipment .................... — 4,374,756 — 4,374,756
Entertainment ......................... 6,980,461 — — 6,980,461
Food Products ........................ — 6,875,299 — 6,875,299
Health Care Equipment & Supplies ......... 15,976,223 — — 15,976,223
Health Care Providers & Services .......... 17,835,698 4,974,404 — 22,810,102
Hotels, Restaurants & Leisure ............. 13,248,712 4,897,479 — 18,146,191
Household Durables .................... — 6,194,618 — 6,194,618
Industrial Conglomerates ................ 4,342,146 4,994,342 — 9,336,488
Insurance ............................ — 7,194,221 — 7,194,221
Interactive Media & Services .............. 5,426,057 — — 5,426,057
Internet & Direct Marketing Retail .......... 3,576,430 3,319,763 — 6,896,193
IT Services ........................... 10,674,523 — — 10,674,523
Life Sciences Tools & Services ............ 3,342,266 — — 3,342,266
Machinery ............................ 7,246,904 4,802,547 — 12,049,451
Media ............................... 10,817,554 — — 10,817,554
Multiline Retail ........................ 6,946,401 — — 6,946,401
Oil, Gas & Consumable Fuels ............. 5,202,400 15,216,588 — 20,418,988
Personal Products ..................... — 13,018,818 — 13,018,818
Pharmaceuticals ....................... 8,949,442 7,703,056 — 16,652,498
Professional Services ................... — 3,534,197 — 3,534,197
Semiconductors & Semiconductor Equipment . 11,540,058 6,552,467 — 18,092,525
Software ............................. 3,357,480 1,669,738 — 5,027,218
Specialty Retail ........................ 10,941,338 6,867,620 — 17,808,958
Technology Hardware, Storage & Peripherals . — 8,629,775 — 8,629,775
Textiles, Apparel & Luxury Goods .......... — 4,253,896 — 4,253,896
Wireless Telecommunication Services ....... 7,832,440 — — 7,832,440
Short Term Investments ................... 2,240,460 16,000,000 — 18,240,460
Total Investments in Securities ........... $187,540,067 $178,864,646
a
$— $366,404,713
a
Includes foreign securities valued at $162,864,646, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
11. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements

Annual Report
Templeton Growth VIP Fund
(continued)
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust
Report of Independent Registered Public Accounting Firm

Annual Report
To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Templeton Growth VIP
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Growth VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Variable Insurance Products Trust
Tax Information (unaudited)

Annual Report
Templeton Growth VIP Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2022:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $2,349,727
Interest Earned from Federal Obligations Note (1) $74

Franklin Templeton Variable Insurance Products Trust
Index Descriptions
I-1
Annual Report
The indexes are unmanaged and include reinvestment of
any income or distributions. They do not reflect any fees,
expenses or sales charges. One cannot invest directly in
an index, and an index is not representative of the Fund’s
portfolio. Net Returns (NR) include income net of tax
withholding when dividends are paid.
For Russell Indexes: Frank Russell Company is the source
and owner of the trademarks, service marks and copyrights
related to the Russell Indexes. Russell
®
is a trademark of
Frank Russell Company.
See www.franklintempletondatasources.com for additional
data provider information.
Bloomberg 1-3 Month U.S. Treasury Bill Index measures
the performance of U.S. Treasury bills that have a remaining maturity of greater than or equal to one month and less than three months. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
Bloomberg U.S. Aggregate Bond Index measures
the performance of the investment-grade, U.S. dollar-
denominated, fixed-rate taxable bond market. The index
includes Treasuries, government-related and corporate
securities, mortgage-backed securities (agency fixed-
rate and hybrid adjustable-rate mortgage pass-throughs),
asset-backed securities and commercial mortgage-backed
securities (agency and nonagency).
Bloomberg U.S. Corporate Investment Grade Index
measures the performance of the investment-grade, fixed-
rate, taxable corporate bond market. It includes U.S. dollar-
denominated securities publicly issued by U.S. and non-U.S.
industrial, utility and financial issuers.
Bloomberg U.S. Corporate High Yield Index measures
the performance of the U.S. dollar-denominated, high-yield,
fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Standard & Poor’s, and Fitch is Ba1/BB+/BB+ or below. Bonds from issuers
with an emerging markets (EM) country of risk, based on
Bloomberg EM country definition, are excluded.
Bloomberg U.S. Government - Intermediate Index
is the intermediate component of the Bloomberg U.S.
Government Index, which includes U.S. dollar-denominated,
fixed-rate, nominal U.S. Treasuries and U.S. agency
debentures (securities issued by U.S. government-owned
or government-sponsored entities, and debt explicitly
guaranteed by the U.S. government).
Bloomberg U.S. High Yield Very Liquid Index is a
component of the Bloomberg U.S. Corporate High Yield
Index that is designed to track a more liquid component of
the U.S. dollar-denominated, high-yield, fixed-rate corporate bond market.
Bloomberg U.S. Mortgage-Backed Securities (MBS)
Index tracks the performance of fixed-rate agency mortgage-
backed pass-through securities guaranteed by Ginnie Mae
(GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).
Effective June 1, 2017, hybrid adjustable-rate mortgages
were removed from the index.
Bloomberg U.S. Treasury Index measures the
performance of U.S. dollar-denominated, fixed-rate, nominal
debt issued by the U.S. Treasury with at least one year until final maturity. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
FTSE
®
EPRA
®
/NAREIT
®
Developed Index is a free float-
adjusted index designed to measure the performance of
publicly traded real estate securities in the North American,
European and Asian real estate markets.
FTSE World Government Bond Index (WGBI) measures
the performance of fixed-rate, local currency, investment-
grade sovereign bonds and is stated in U.S. dollar terms.
J.P. Morgan (JPM) Global Government Bond Index
(GGBI) tracks total returns for liquid, fixed-rate, domestic government bonds with maturities greater than one year
issued by developed countries globally.
MSCI All Country Asia Index-NR is a free float-adjusted,
market capitalization-weighted index designed to measure
the equity market performance of developed and emerging
markets in Asia.
MSCI All Country World Index (ACWI)-NR is a free float-
adjusted, market capitalization-weighted index designed to
measure the equity market performance of global developed
and emerging markets.

Franklin Templeton Variable Insurance Products Trust
Index Descriptions
I-2
Annual Report
MSCI All Country World Index (ACWI) ex USA Index-NR
is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of
global developed and emerging markets, excluding the U.S.
MSCI Emerging Markets (EM) Index-NR is a free float-
adjusted, market capitalization-weighted index designed to
measure the equity market performance of global emerging
markets.
MSCI Europe Index-NR is a free float-adjusted, market
capitalization-weighted index designed to measure the equity market performance of developed markets in Europe.
MSCI USA High Dividend Yield Index is based on the
MSCI USA Index, its parent index, and includes large- and
mid-capitalization stocks. The index is designed to reflect the performance of equities in the parent index (excluding real
estate investment trusts) with higher dividend income and
quality characteristics than average dividend yields that are both sustainable and persistent.
MSCI USA Index is designed to measure the performance
of the large- and mid-capitalization segments of the
U.S. market. With 627 constituents, the index covers
approximately 85% of the free float adjusted market
capitalization in the U.S.
MSCI World ex USA Index-NR is a free float-adjusted,
market capitalization-weighted index designed to measure
the equity market performance of global developed markets,
excluding the U.S.
MSCI World Value Index-NR is a free float-adjusted,
market capitalization-weighted index designed to measure
the performance of stocks exhibiting overall value style
characteristics in global developed markets.
Russell 1000
®
Growth Index is market capitalization
weighted and measures the performance of those Russell
1000
®
Index companies with relatively higher price-to-book
ratios and higher forecasted growth rates.
Russell 1000
®
Index is market capitalization weighted
and measures the performance of the approximately
1,000 largest companies in the Russell 3000
®
Index,
which represents the majority of the U.S. market’s total
capitalization.
Russell 1000
®
Value Index is market capitalization weighted
and measures the performance of those Russell 1000
®
Index
companies with relatively lower price-to-book ratios and
lower forecasted growth rates.
Russell 2000
®
Index is market capitalization weighted
and measures the performance of the approximately
2,000 smallest companies in the Russell 3000
®
Index that
represent a small amount of the total market capitalization of the Russell 3000
®
Index.
Russell 2000
®
Value Index is market capitalization weighted
and measures the performance of those Russell 2000
®
Index
companies with relatively lower price-to-book ratios and
lower forecasted growth rates.
Russell 2500
TM
Index is market capitalization weighted
and measures the performance of the approximately
2,500 smallest companies in the Russell 3000
®
Index that
represent a modest amount of the Russell 3000
®
Index’s
total market capitalization.
Russell 3000
®
Index is market capitalization weighted
and measures the performance of the largest 3,000 U.S.
companies representing the majority of the U.S. market’s
total capitalization.
Russell Midcap
®
Growth Index is market capitalization
weighted and measures the performance of those Russell
Midcap
®
Index companies with relatively higher price-to-book
ratios and higher forecasted growth rates.
Russell Midcap
®
Index is market capitalization weighted
and measures the performance of the approximately
800 smallest companies in the Russell 1000
®
Index that
represent a modest amount of the Russell 1000
®
Index’s
total market capitalization.
Standard & Poor’s
®
500 Index (S&P 500
®
) is a market
capitalization-weighted index of 500 stocks designed to
measure total U.S. equity market performance.

Franklin Templeton Variable Insurance Products Trust
Board Members and Officers
BOD-1
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1988 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 119 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Templeton Variable Insurance Products Trust
BOD-2
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead
Independent
Trustee since 2019
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
BOD-3
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 111 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Chairman of the
Board and
Trustee
Chairman of the
Board since January
2023 and Trustee since
2013
131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Trustee Since 1988 120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Templeton Variable Insurance Products Trust
BOD-4
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President
and
Co-Secretary
Vice President
since 2009
and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief
Executive
Officer -
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President
- AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January
2022
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice President
and
Co-Secretary
Vice President
since 2011 and
Co-Secretary since
2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Templeton Variable Insurance Products Trust
BOD-5
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit
Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
SI-1
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Franklin Global Real Estate VIP Fund
(Fund)
At an in-person meeting held on October 25, 2022 (Meeting),
the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved a new investment management
agreement between Franklin Advisers, Inc. (Manager) and
the Trust, on behalf of the Fund (Management Agreement)
for an initial two-year period, subject to prior approval of the shareholders of the Fund. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
Management Agreement.
The Board reviewed and considered information provided
by the Manager at the Meeting and throughout the year at
meetings of the Board and its committees. The Board also
considered a form of the Management Agreement, which
has terms that are substantially the same as the terms of the existing management agreement, except: (i) the investment
manager is the Manager, rather than Franklin Templeton
Institutional, LLC (FT Institutional); and (ii) certain changes have been made to reflect the latest forms of investment
management agreements used across the Franklin
Templeton (FT) complex. The Board further considered the
code of ethics applied to the employees of the Manager
and compliance policies and procedures of the Manager,
which are identical to those of FT Institutional. The Board
discussed with management the reasons for the request that
the Board approve the Management Agreement, including
the movement of the Fund’s portfolio management to the
Franklin Equity Group and the fact that, as members of the
Franklin Equity Group, the Fund’s portfolio managers are
employees of the Manager and would continue to manage
the Fund in the same manner. The Board reviewed and
considered all of the factors it deemed relevant in approving the Management Agreement, including, but not limited
to: (i) the nature, extent and quality of the services to be provided by the Manager; (ii) the investment performance
of the Fund; (iii) the costs of the services to be provided to the Fund; and (iv) the extent to which economies of scale
are expected to be realized. The Board noted its review of
relevant information provided in connection with the April
2022 renewal of the Fund’s existing investment management
agreement with FT Institutional and its corresponding
conclusions as discussed in the Board considerations
included in the Fund’s June 2022 semi-annual report (the
“April 2022 Contract Renewal”).
In approving the Management Agreement, the Board,
including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and
reasonable and that the Management Agreement is in the
best interests of the Fund and its shareholders. In doing so, the Board noted the level of services to be provided under
the Management Agreement and that there was no proposed
change to the level of investment management fees to be
paid by the Fund. While attention was given to all information furnished, the following discusses some primary factors
relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services, including administrative services, to be provided
by the Manager and its affiliates to the Fund and its
shareholders. In particular, the Board discussed the fact
that the Fund’s current portfolio managers would continue
to serve the Fund and that there was no expected change
in the nature, extent or quality of the services to be provided to the Fund. The Board noted the Manager’s experience
as manager of other funds and accounts, including those
within the FT organization; the personnel, operations,
financial condition and investment management capabilities,
methodologies and resources of the Manager and the
Manager’s capabilities, as demonstrated by, among other
things, their policies and procedures reasonably designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with its oversight of other funds in the FT organization.
Following consideration of such information, the Board was
satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board considered its review of the performance results
of the Fund in connection with the April 2022 Contract
Renewal, noting that the Board concluded that the Fund’s
performance was satisfactory. The Board further noted
that the Fund’s current portfolio managers would continue

Franklin Templeton Variable Insurance Products Trust
Shareholder Information
SI-2
Annual Report
to serve the Fund. With that, the Board was confident in
the abilities of such portfolio managers to continue the
investment approach of the Fund and to provide quality
services to the Fund and its shareholders.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the investment management fee to be charged by the
Manager. The Board noted that the management fee to
be paid by the Fund under the Management Agreement is
identical to the management fee the Fund currently pays FT
Institutional and that the Board considered in connection with the April 2022 Contract Renewal. The Board concluded that
the proposed investment management fee is reasonable.
Management Profitability and Economies of Scale
The Board determined that its conclusions regarding
profitability and economies of scale reached in connection
with the April 2022 Contract Renewal were not expected to
materially change as a result of the proposed hiring of the
Manager.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the Management Agreement for an initial two-year period,
subject to prior approval of the shareholders of the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

VIP1 A 02/23
© 2023 Franklin Templeton Investments. All rights reserved.
Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).
Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin Templeton Variable Insurance Products Trust
Investment Managers Fund Administrator Distributor
Franklin Advisers, Inc.
Franklin Mutual Advisers, LLC
Franklin Templeton Institutional, LLC
Templeton Asset Management Ltd.
Templeton Global Advisors Limited
Templeton Investment Counsel, LLC
Franklin Templeton Services, LLC Franklin
Distributors, LLC

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $806,813 for the fiscal year ended December 31, 2022 and $782,449 for the fiscal year ended December 31, 2021.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended December 31, 2022 and $8,000 for the fiscal year ended December 31, 2021. The services for which these fees were paid included preparation of tax returns in relation to the liquidation of previously consolidated entities.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $289,850 for the fiscal year ended December 31, 2022 and $100,125 for the fiscal year ended December 31, 2021. The services for which these fees were paid included global access to tax platform International Tax View and tax compliance services related to year-end.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2022 and $7,312 for the fiscal year ended December 31, 2021. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $525,076 for the fiscal year ended December 31, 2022 and $90,743 for the fiscal year ended December 31, 2021.The services for which these fees were paid included benchmarking services in connection with the ICI TA survey, professional fees in connection with determining the feasibility of a U.S. direct lending structure, compliance examination for Investment Advisor Act rule 206-4 (2), professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with a license for accounting and business knowledge platform Viewpoint, fees in connection with a license for employee development tool ProEdge and professional fees in connection with SOC 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $814,926 for the fiscal year ended December 31, 2022 and $206,180 for the fiscal year ended December 31, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.              N/A

Item 8
. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.       N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)   Evaluation
of Disclosure Controls and Procedures
.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12
. Disclosure of Securities Lending Activities for Closed-End    Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  February 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  February 27, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  February 27, 2023